SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Large Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.3%

Communication Services — 6.1%
Alphabet Inc, Cl A *	2,322	$2,764
Alphabet Inc, Cl C *	10,286	12,221
AT&T Inc	247,400	8,723
BCE Inc	90,665	4,290
Comcast Corp, Cl A	93,523	4,139
Facebook Inc, Cl A *	58,570	10,875
Gannett Co Inc (A)	78,550	826
Live Nation Entertainment Inc *	12,834	892
Madison Square Garden Co/The, Cl A *	604	152
Netflix Inc *	5,298	1,556
Omnicom Group Inc (A)	62,579	4,760
Sinclair Broadcast Group Inc, Cl A (A)	15,541	693
TEGNA Inc	82,100	1,175
Telephone & Data Systems Inc	46,142	1,163
Verizon Communications Inc	141,800	8,247
Viacom Inc, Cl B	48,900	1,222
Zynga Inc, Cl A *	260,197	1,486
		65,184

Consumer Discretionary — 10.4%
Alibaba Group Holding Ltd ADR *	29,373	5,141
Amazon.com Inc *	11,203	19,900
American Eagle Outfitters Inc	75,600	1,272
Aptiv PLC	17,299	1,439
AutoZone Inc *	2,309	2,544
Best Buy Co Inc	23,000	1,464
Big Lots Inc	17,400	396
Booking Holdings Inc *	2,122	4,173
Bright Horizons Family Solutions Inc *	11,343	1,872
CarMax Inc *	20,482	1,706
Cooper Tire & Rubber Co	32,100	754
Dillard’s Inc, Cl A (A)	15,300	895
Dollar General Corp	42,030	6,560
Dollar Tree Inc *	14,616	1,484
eBay Inc	29,900	1,205
Etsy Inc *	24,569	1,297
Foot Locker Inc	44,000	1,592
Ford Motor Co	204,000	1,871
frontdoor Inc *	15,130	777
General Motors Co	98,100	3,639
Genuine Parts Co	44,570	4,024
Goodyear Tire & Rubber Co/The	77,400	888
Harley-Davidson Inc (A)	25,500	813
Home Depot Inc/The	17,826	4,063
KB Home	37,600	1,056
Kohl’s Corp (A)	37,400	1,768
Lear Corp	11,600	1,302
Lowe’s Cos Inc	57,970	6,504
Macy’s Inc	53,200	785
McDonald’s Corp	7,464	1,627
NIKE Inc, Cl B	3,820	323
O’Reilly Automotive Inc *	10,301	3,953
Pinterest Inc, Cl A *(A)	29,413	1,012
PulteGroup Inc	49,100	1,660
Ross Stores Inc	59,196	6,275
Royal Caribbean Cruises Ltd	12,200	1,272
ServiceMaster Global Holdings Inc *	26,355	1,503
Skechers U.S.A. Inc, Cl A *	6,817	216
Target Corp	73,145	7,829

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Toll Brothers Inc	2,932	$106
Tractor Supply Co	11,169	1,138
Whirlpool Corp	17,400	2,420
Wyndham Destinations Inc	15,500	687
Yum! Brands Inc	2,988	349
		111,554

Consumer Staples — 7.7%
Altria Group Inc	63,350	2,771
Archer-Daniels-Midland Co	33,000	1,256
Coca-Cola Co/The	3,853	212
Colgate-Palmolive Co	37,075	2,749
Conagra Brands Inc	141,157	4,003
Diageo PLC ADR	22,785	3,903
JM Smucker Co/The	72,986	7,675
Kimberly-Clark Corp	38,430	5,423
Kroger Co/The	328,344	7,775
Molson Coors Brewing Co, Cl B (A)	24,900	1,279
Mondelez International Inc, Cl A	50,573	2,793
PepsiCo Inc	36,423	4,980
Performance Food Group Co *	10,843	507
Philip Morris International Inc	115,252	8,309
Procter & Gamble Co/The	34,666	4,168
Tyson Foods Inc, Cl A	39,300	3,656
Unilever NV (A)	222,663	13,825
US Foods Holding Corp *	35,876	1,451
Walgreens Boots Alliance Inc	111,200	5,692
		82,427

Energy — 4.2%
Chevron Corp	131,346	15,462
CNX Resources Corp *(A)	142,100	1,133
ConocoPhillips	88,375	4,611
Exxon Mobil Corp	63,154	4,325
Gulfport Energy Corp *(A)	141,700	340
Marathon Petroleum Corp	53,200	2,618
Occidental Petroleum Corp	62,786	2,730
Phillips 66	38,500	3,797
Royal Dutch Shell PLC ADR, Cl A (A)	56,817	3,159
Royal Dutch Shell PLC ADR, Cl B	49,050	2,735
Valero Energy Corp	50,500	3,802
		44,712

Financials — 16.8%
Aflac Inc	131,279	6,588
Allstate Corp/The	25,800	2,642
Ally Financial Inc	126,291	3,959
American Express Co	18,777	2,260
American International Group Inc	18,600	968
Ameriprise Financial Inc	23,000	2,967
Annaly Capital Management Inc ‡	121,900	1,012
Arch Capital Group Ltd *	55,018	2,173
Arthur J Gallagher & Co	22,793	2,068
Bank of America Corp	275,482	7,579
Berkshire Hathaway Inc, Cl B *	43,940	8,938
BlackRock Inc, Cl A	710	300
Capital One Financial Corp	17,000	1,473
Chubb Ltd	34,250	5,353
CIT Group Inc	44,100	1,878
Citigroup Inc	94,334	6,070
Citizens Financial Group Inc	80,300	2,709
CNA Financial Corp	34,700	1,635
Discover Financial Services	33,527	2,681
Essent Group Ltd	32,324	1,568
Everest Re Group Ltd	6,000	1,415
Fifth Third Bancorp	64,200	1,698
First Republic Bank/CA	56,507	5,070
Goldman Sachs Group Inc/The	7,900	1,611
Hartford Financial Services Group Inc/The	36,700	2,139

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HSBC Holdings PLC ADR	51,880	$1,862
Intercontinental Exchange Inc	32,256	3,015
JPMorgan Chase & Co	129,330	14,208
KeyCorp	92,100	1,529
Legg Mason Inc	27,700	1,019
Lincoln National Corp	49,300	2,607
Markel Corp *	7,996	9,140
Marsh & McLennan Cos Inc	65,785	6,571
MetLife Inc	30,300	1,342
MGIC Investment Corp	82,300	1,041
Moody’s Corp	25,120	5,415
Morgan Stanley	69,516	2,884
MSCI Inc, Cl A	9,908	2,325
Navient Corp	86,700	1,105
PNC Financial Services Group Inc/The	11,600	1,496
Principal Financial Group Inc	20,799	1,107
Progressive Corp/The	32,253	2,445
Prudential Financial Inc	35,500	2,843
Radian Group Inc	52,200	1,177
Regions Financial Corp	194,400	2,842
S&P Global Inc	17,036	4,433
Starwood Property Trust Inc ‡	64,800	1,518
State Street Corp	105,650	5,421
SunTrust Banks Inc	126,400	7,775
Travelers Cos Inc/The	32,630	4,795
Unum Group	38,400	976
US Bancorp	105,919	5,581
Wells Fargo & Co	125,150	5,828
White Mountains Insurance Group Ltd	57	60
WR Berkley Corp	17,670	1,259
		180,373

Health Care — 14.9%
Abbott Laboratories	100,578	8,581
AbbVie Inc	41,500	2,728
ABIOMED Inc *	863	167
ACADIA Pharmaceuticals Inc *(A)	64,721	1,790
Allergan PLC	11,178	1,785
Alnylam Pharmaceuticals Inc *	5,916	477
AmerisourceBergen Corp, Cl A	57,157	4,702
Amgen Inc	59,619	12,438
Biogen Inc *	9,900	2,176
Bio-Techne Corp	5,625	1,078
Blueprint Medicines Corp *	5,147	395
Boston Scientific Corp *	59,621	2,548
Bruker Corp	48,200	2,081
Cardinal Health Inc	29,900	1,290
CVS Health Corp	92,596	5,641
Danaher Corp	39,630	5,631
DexCom Inc *	1,424	244
Eli Lilly & Co	30,730	3,472
Exact Sciences Corp *(A)	12,330	1,470
Gilead Sciences Inc	23,500	1,493
HCA Healthcare Inc	25,000	3,005
Hologic Inc *	48,043	2,372
Illumina Inc *	4,390	1,235
Johnson & Johnson	159,291	20,447
McKesson Corp	18,700	2,586
Merck & Co Inc	200,014	17,295
Mettler-Toledo International Inc *	8,409	5,523
Mirati Therapeutics Inc *	2,299	188
Novartis AG ADR	47,285	4,261
Pfizer Inc	296,443	10,539
QIAGEN NV *	3,790	131
Quest Diagnostics Inc	58,886	6,028
Sarepta Therapeutics Inc *	4,840	436
Teleflex Inc	21,150	7,697
Thermo Fisher Scientific Inc	5,105	1,465
UnitedHealth Group Inc	40,300	9,430

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Universal Health Services Inc, Cl B	11,400	$1,648
Varian Medical Systems Inc *	9,718	1,029
Vertex Pharmaceuticals Inc *	5,995	1,079
West Pharmaceutical Services Inc	6,687	973
Zoetis Inc, Cl A	13,299	1,681
		159,235

Industrials — 11.5%
3M Co	34,021	5,502
AGCO Corp	22,600	1,562
Allison Transmission Holdings Inc, Cl A	40,300	1,790
American Airlines Group Inc (A)	42,100	1,108
AMETEK Inc	28,431	2,443
Armstrong World Industries Inc	23,491	2,243
Boeing Co/The	11,673	4,250
Caterpillar Inc	25,000	2,975
Cintas Corp	5,208	1,374
Cummins Inc	26,000	3,881
Curtiss-Wright Corp	10,525	1,291
Delta Air Lines Inc	40,300	2,332
Eaton Corp PLC	37,300	3,011
EMCOR Group Inc	12,460	1,089
FedEx Corp	19,100	3,029
Fortive Corp	49,909	3,539
Honeywell International Inc	53,603	8,824
Huntington Ingalls Industries Inc	7,400	1,547
Illinois Tool Works Inc	39,503	5,920
Ingersoll-Rand PLC	19,381	2,347
Johnson Controls International plc	100,275	4,281
LSC Communications Inc *	1,362	2
ManpowerGroup Inc	21,000	1,717
Norfolk Southern Corp	7,725	1,345
Oshkosh Corp	20,000	1,405
Pitney Bowes Inc (A)	85,200	303
Raytheon Co	34,210	6,340
Republic Services Inc, Cl A	28,078	2,506
Roper Technologies Inc	17,936	6,578
RR Donnelley & Sons Co	1,233	3
Ryder System Inc	24,700	1,190
Sensata Technologies Holding PLC *	95,873	4,370
Siemens AG ADR	57,215	2,856
Southwest Airlines Co	27,200	1,423
Spirit AeroSystems Holdings Inc, Cl A	15,500	1,249
Stanley Black & Decker Inc	21,985	2,921
Teledyne Technologies Inc *	5,718	1,764
Textron Inc	41,500	1,867
TransDigm Group Inc *	13,429	7,229
Trinity Industries Inc (A)	58,500	1,022
Union Pacific Corp	18,663	3,023
United Airlines Holdings Inc *	39,500	3,330
Waste Management Inc	21,948	2,619
WW Grainger Inc	15,527	4,249
		123,649

Information Technology — 16.4%
ACI Worldwide Inc *	14,018	418
Adobe Inc *	35,471	10,092
ANSYS Inc *	3,468	716
Apple Inc	57,781	12,061
Applied Materials Inc	90,360	4,339
Automatic Data Processing Inc	5,705	969
Avalara Inc *	20,981	1,770
Booz Allen Hamilton Holding Corp, Cl A	25,399	1,918
Cadence Design Systems Inc *	34,713	2,377
CDW Corp/DE	15,680	1,811
Cisco Systems Inc	199,160	9,323
Cornerstone OnDemand Inc *	8,668	452
Corning Inc	170,800	4,757
DXC Technology Co	28,400	943

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Endava PLC ADR *	2,832	$106
Euronet Worldwide Inc *	2,241	343
Fair Isaac Corp *	7,110	2,508
Fidelity National Information Services Inc	32,191	4,385
Genpact Ltd	46,904	1,921
Global Payments Inc	19,840	3,293
Hewlett Packard Enterprise Co	112,360	1,553
HP Inc	77,800	1,423
Intel Corp	216,494	10,264
International Business Machines Corp	10,700	1,450
Intuit Inc	26,645	7,683
Jabil Inc	37,300	1,075
Juniper Networks Inc	39,600	917
Lam Research Corp	11,901	2,505
Mastercard Inc, Cl A	8,043	2,263
Maxim Integrated Products Inc	12,204	666
Microchip Technology Inc (A)	95,290	8,226
Micron Technology Inc *	39,500	1,788
Microsoft Corp	160,209	22,086
NCR Corp *	29,400	926
NXP Semiconductors NV	32,756	3,346
ON Semiconductor Corp *	53,500	952
Oracle Corp	151,033	7,863
Paylocity Holding Corp *	18,426	2,013
PayPal Holdings Inc *	24,633	2,686
salesforce.com *	40,539	6,327
Seagate Technology PLC	27,700	1,391
Semtech Corp *	21,750	913
ServiceNow Inc *	1,686	442
Smartsheet Inc, Cl A *	39,228	1,907
Synopsys Inc *	18,908	2,681
Tech Data Corp *	11,000	1,020
Teradyne Inc	6,477	343
Visa Inc, Cl A	68,507	12,387
Vishay Intertechnology Inc	59,700	945
Western Union Co/The (A)	62,500	1,383
Xerox Holdings Corp	46,300	1,342
		175,268

Materials — 3.9%
Air Products & Chemicals Inc	5,421	1,225
Ball Corp	17,373	1,397
Celanese Corp, Cl A	18,900	2,143
Chemours Co/The (A)	46,300	656
Domtar Corp	24,000	791
Dow Inc	34,000	1,450
DuPont de Nemours Inc	32,316	2,195
Eastman Chemical Co	33,800	2,210
Ecolab Inc	33,184	6,846
Huntsman Corp	95,000	1,892
International Paper Co	43,000	1,681
Linde PLC	22,716	4,291
LyondellBasell Industries NV, Cl A	28,700	2,221
Owens-Illinois Inc	65,000	661
Packaging Corp of America	13,700	1,378
Reliance Steel & Aluminum Co	15,300	1,488
RPM International Inc	48,057	3,252
Sherwin-Williams Co/The	5,927	3,122
Steel Dynamics Inc	48,300	1,304
Vulcan Materials Co	2,550	360
Westrock Co	40,000	1,367
		41,930

Real Estate — 4.2%
American Campus Communities Inc ‡	21,017	977
American Homes 4 Rent, Cl A ‡	11,035	282
American Tower Corp, Cl A	49,907	11,488
Apartment Investment & Management Co, Cl A	3,243	165

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Brixmor Property Group Inc ‡	56,000	$1,032
Crown Castle International Corp	28,031	4,069
Douglas Emmett Inc ‡	12,924	545
EastGroup Properties Inc ‡	13,492	1,680
Equity LifeStyle Properties Inc ‡	2,364	319
Essex Property Trust Inc	6,687	2,148
First Industrial Realty Trust Inc ‡	39,249	1,529
Gaming and Leisure Properties Inc ‡	41,300	1,616
HCP Inc	112,550	3,907
Hospitality Properties Trust ‡	53,800	1,299
Lexington Realty Trust ‡	130,200	1,353
PS Business Parks Inc ‡	6,027	1,083
SBA Communications Corp, Cl A	6,933	1,819
VEREIT Inc ‡	208,600	2,034
Welltower Inc	67,650	6,059
Xenia Hotels & Resorts Inc ‡(A)	56,579	1,143
		44,547

Utilities — 1.2%
Ameren Corp	4,298	332
Exelon Corp	86,000	4,064
FirstEnergy Corp	42,000	1,932
NextEra Energy Inc	29,065	6,368
PNM Resources Inc	5,243	267
		12,963
Total Common Stock (Cost $863,717) ($ Thousands)		1,041,842

AFFILIATED PARTNERSHIP — 2.7%
SEI Liquidity Fund, L.P.
2.130% **†(B)	29,038,890	29,037
Total Affiliated Partnership (Cost $29,039) ($ Thousands)		29,037

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Government Fund, Cl F
1.970%**†	39,505,394	39,505
Total Cash Equivalent (Cost $39,505) ($ Thousands)		39,505
Total Investments in Securities — 103.7% (Cost $932,261) ($ Thousands)		$1,110,384

A list of the open futures contracts held by the Fund at August 31, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	102	Sep-2019	$ 14,638	$ 14,917	$ 279
S&P Mid Cap 400 Index E-MINI	7	Sep-2019	1,302	1,317	15

			$ 15,940	$ 16,234	$ 294

Percentages are based on Net Assets of $1,070,759 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of August 31, 2019.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2019. The total market value of securities on loan at August 31, 2019 was $28,215 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2019 was $29,037 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of August 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,041,842	$–	$–	$1,041,842
Affiliated Partnership	–	29,037	–	29,037
Cash Equivalent	39,505	–	–	39,505

Total Investments in Securities	$1,081,347	$29,037	$–	$1,110,384

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$294	$–	$–	$294

Total Other Financial Instruments	$294	$–	$–	$294

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is summary of the transactions with affiliates for the period ended August 31, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2019	Shares	Dividend Income	Capital Gains
SEI Liquidity Fund, L.P.	$26,526	$46,599	$(44,085)	$—	$(3)	$29,037	29,038,890	$17	$—
SEI Daily Income Trust, Government Fund, Cl F	94,077	128,103	(182,675)	—	—	$39,505	39,505,394	220	—
Totals	$120,603	$174,702	$(226,760)	$—	$(3)	$68,542	68,544,284	$237	$—

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Large Cap Disciplined Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.6%

Communication Services — 8.8%
Alphabet Inc, Cl A *	16,453	$19,588
Alphabet Inc, Cl C *	13,787	16,380
Altice USA Inc, Cl A *	29,645	856
AT&T Inc	190,000	6,699
CBS Corp, Cl B	45,556	1,916
CenturyLink Inc (A)	186,900	2,127
Comcast Corp, Cl A	351,265	15,547
Discovery Inc, Cl C *	168,100	4,376
Electronic Arts Inc *	9,559	896
Facebook Inc, Cl A *	156,644	29,084
Interpublic Group of Cos Inc/The	190,432	3,786
Omnicom Group Inc (A)	166,690	12,678
Sinclair Broadcast Group Inc, Cl A (A)	40,912	1,824
Telephone & Data Systems Inc	78,268	1,972
T-Mobile US Inc *(A)	5,595	437
TripAdvisor Inc *(A)	37,126	1,410
Twitter Inc *	158,571	6,763
Verizon Communications Inc	406,167	23,623
Viacom Inc, Cl B	170,751	4,265
Walt Disney Co/The	63,212	8,677
Zynga Inc, Cl A *	698,070	3,986
		166,890

Consumer Discretionary — 9.2%
Amazon.com Inc *	17,460	31,014
Asbury Automotive Group Inc *	3,000	283
AutoZone Inc *	6,893	7,594
Best Buy Co Inc	59,794	3,806
Big Lots Inc	43,700	994
Bright Horizons Family Solutions Inc *	21,443	3,539
Brinker International Inc (A)	11,000	418
Capri Holdings Ltd *	100,200	2,643
CarMax Inc *	2,772	231
Dollar General Corp	51,698	8,070
eBay Inc	218,960	8,822
Etsy Inc *	63,461	3,350
Foot Locker Inc	8,106	293
Ford Motor Co	617,800	5,665
frontdoor Inc *	59,730	3,067
Hanesbrands Inc (A)	12,700	173
Home Depot Inc/The	32,763	7,467
Honda Motor Co Ltd ADR (A)	334,384	7,912
Kohl’s Corp	30,938	1,462
L Brands Inc	34,200	565
Lennar Corp, Cl A	109,201	5,569
LKQ Corp *	31,400	825
Lowe’s Cos Inc	89,368	10,027
M/I Homes Inc *	7,600	275
Macy’s Inc (A)	142,300	2,100
McDonald’s Corp	24,458	5,331
NIKE Inc, Cl B	26,980	2,280
Norwegian Cruise Line Holdings Ltd *	51,030	2,590
PulteGroup Inc	92,449	3,125
Ralph Lauren Corp, Cl A	49,201	4,346
Ross Stores Inc	73,106	7,750
ServiceMaster Global Holdings Inc *	58,320	3,327
Skechers U.S.A. Inc, Cl A *	23,792	753
Sonic Automotive Inc, Cl A	18,500	498

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Starbucks Corp	128,540	$12,412
Tapestry Inc	160,400	3,312
Target Corp	22,458	2,404
TJX Cos Inc/The	7,829	430
Toll Brothers Inc	10,521	381
Tractor Supply Co	57,357	5,844
VF Corp	6,434	527
Whirlpool Corp	11,900	1,655
Yum! Brands Inc	7,613	889
		174,018

Consumer Staples — 7.5%
Altria Group Inc	335,112	14,658
Archer-Daniels-Midland Co	96,800	3,683
Bunge Ltd	29,500	1,576
Coca-Cola Co/The	52,146	2,870
Colgate-Palmolive Co	85,868	6,367
Conagra Brands Inc	174,450	4,947
JM Smucker Co/The	77,075	8,105
Kellogg Co	108,879	6,838
Keurig Dr Pepper Inc (A)	162,600	4,436
Kimberly-Clark Corp	36,722	5,182
Kroger Co/The	265,540	6,288
Mondelez International Inc, Cl A	87,588	4,837
Monster Beverage Corp *	97,925	5,745
PepsiCo Inc	11,434	1,563
Philip Morris International Inc	189,676	13,674
Pilgrim’s Pride Corp *	7,000	218
Procter & Gamble Co/The	164,589	19,788
Spectrum Brands Holdings Inc	8,300	464
Tyson Foods Inc, Cl A	148,020	13,772
Unilever NV (A)	92,493	5,743
US Foods Holding Corp *	92,180	3,729
Walgreens Boots Alliance Inc	16,400	839
Walmart Inc	49,100	5,610
		140,932

Energy — 3.8%
BP PLC ADR (A)	276,408	10,213
Chevron Corp	154,050	18,135
ConocoPhillips	97,373	5,081
Diamondback Energy Inc	35,495	3,481
Dorian LPG Ltd *	16,600	172
Exxon Mobil Corp	40,050	2,743
HollyFrontier Corp	47,057	2,087
Kinder Morgan Inc/DE	269,600	5,465
Marathon Petroleum Corp	291,653	14,352
Occidental Petroleum Corp	77,459	3,368
Phillips 66	9,000	888
Royal Dutch Shell PLC ADR, Cl A (A)	70,158	3,901
World Fuel Services Corp	27,500	1,056
		70,942

Financials — 10.9%
Affiliated Managers Group Inc	23,300	1,785
Aflac Inc	175,694	8,816
Allstate Corp/The	69,991	7,166
Ally Financial	115,704	3,627
American Equity Investment Life Holding Co	12,900	278
American Express Co	38,153	4,592
American International Group Inc	169,669	8,830
Ameriprise Financial Inc	2,941	379
Arch Capital Group Ltd *	95,045	3,754
Arthur J Gallagher & Co	47,630	4,321
Bank of America Corp	970,258	26,692
Berkshire Hathaway Inc, Cl B *	51,562	10,488
BlackRock Inc, Cl A	740	313
Capital One Financial Corp	82,100	7,112
CIT Group Inc	23,900	1,018

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Citigroup Inc	167,149	$10,756
Discover Financial Services	52,496	4,198
Everest Re Group Ltd	2,733	645
Fifth Third Bancorp	35,364	935
First Hawaiian Inc	65,379	1,680
Goldman Sachs Group Inc/The	25,200	5,139
Intercontinental Exchange Inc	35,443	3,313
Invesco Ltd	15,300	240
Jefferies Financial Group Inc	31,600	589
JPMorgan Chase & Co	164,629	18,086
Ladder Capital Corp, Cl A ‡	89,690	1,505
Marsh & McLennan Cos Inc	81,100	8,101
MetLife Inc	299,350	13,261
Moody’s Corp	3,435	741
Morgan Stanley	161,600	6,705
MSCI Inc, Cl A	17,362	4,074
OneMain Holdings Inc, Cl A	46,200	1,656
Principal Financial Group Inc	67,095	3,571
S&P Global Inc	19,102	4,970
State Street Corp	110,889	5,690
SunTrust Banks Inc	10,347	636
Synchrony Financial	202,238	6,482
Unum Group	87,528	2,224
Wells Fargo & Co	158,180	7,366
White Mountains Insurance Group Ltd	868	921
WR Berkley Corp	38,955	2,776
		205,431

Health Care — 15.9%
Abbott Laboratories	207,375	17,693
AbbVie Inc	38,200	2,511
Alexion Pharmaceuticals Inc *	29,000	2,922
Allergan PLC	5,487	876
AmerisourceBergen Corp, Cl A	70,577	5,806
Amgen Inc	46,143	9,626
Anthem Inc	20,947	5,478
Baxter International Inc	15,000	1,319
Biogen Inc *	54,788	12,040
Bio-Techne Corp	6,371	1,220
Bristol-Myers Squibb Co	47,159	2,267
Bruker Corp	80,861	3,491
Celgene Corp *	12,490	1,209
Centene Corp *	35,400	1,650
Cigna Corp	90,421	13,922
Cooper Cos Inc/The	5,700	1,766
CVS Health Corp	203,609	12,404
Danaher Corp	54,497	7,743
DENTSPLY SIRONA Inc	38,900	2,029
Eli Lilly & Co	32,810	3,707
Exact Sciences Corp *(A)	35,847	4,274
Gilead Sciences Inc	132,777	8,437
HCA Healthcare Inc	76,502	9,196
Hologic Inc *	138,458	6,836
Humana Inc	61,280	17,355
IQVIA Holdings Inc *	12,500	1,939
Johnson & Johnson	177,980	22,846
Masimo Corp *	5,787	887
McKesson Corp	22,346	3,090
Medtronic PLC	88,500	9,548
Merck & Co Inc	385,001	33,291
Mettler-Toledo International Inc *	4,489	2,948
Mylan NV *	181,596	3,536
Pfizer Inc	218,687	7,774
Stryker Corp	8,400	1,854
Thermo Fisher Scientific Inc	29,878	8,577
UnitedHealth Group Inc	67,403	15,772
Universal Health Services Inc, Cl B	2,361	341
Varian Medical Systems Inc *	29,727	3,149
Veeva Systems Inc, Cl A *	3,994	641

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vertex Pharmaceuticals Inc *	7,600	$1,368
West Pharmaceutical Services Inc	27,404	3,986
Zimmer Biomet Holdings Inc	135,967	18,927
Zoetis Inc, Cl A	33,136	4,189
		300,440

Industrials — 10.5%
3M Co	17,964	2,905
Allison Transmission Holdings Inc, Cl A	10,733	477
AMETEK Inc	48,476	4,166
Arconic Inc	243,800	6,300
Armstrong World Industries Inc	39,469	3,768
Atkore International Group Inc *	34,400	998
BMC Stock Holdings Inc *	45,900	1,167
Boeing Co/The	34,731	12,645
Caterpillar Inc	11,212	1,334
CSX Corp	158,820	10,644
Cummins Inc	30,797	4,597
Curtiss-Wright Corp	26,524	3,253
Delta Air Lines Inc	39,274	2,272
Eaton Corp PLC	36,320	2,932
EMCOR Group Inc	29,400	2,571
Emerson Electric Co	181,347	10,806
General Dynamics Corp	15,500	2,965
General Electric Co	848,700	7,002
Herc Holdings Inc *	4,400	182
Honeywell International Inc	89,812	14,785
Huntington Ingalls Industries Inc	7,264	1,518
Illinois Tool Works Inc	48,744	7,305
Ingersoll-Rand PLC	45,139	5,466
Johnson Controls International plc	35,600	1,520
Korn Ferry	700	27
L3Harris Technologies Inc	32,422	6,854
Lockheed Martin Corp	24,298	9,333
Masco Corp	105,627	4,302
Norfolk Southern Corp	17,784	3,095
Oshkosh Corp	13,600	956
Parker-Hannifin Corp	40,496	6,713
Raytheon Co	3,997	741
Republic Services Inc, Cl A	48,125	4,295
Resideo Technologies Inc *	1	—
Robert Half International Inc (A)	80,676	4,314
Rockwell Automation Inc	47,092	7,195
Southwest Airlines Co	54,688	2,861
Spirit AeroSystems Holdings Inc, Cl A	1,300	105
Stanley Black & Decker Inc	27,387	3,639
Teledyne Technologies Inc *	13,581	4,191
Union Pacific Corp	32,719	5,299
United Airlines Holdings Inc *	15,293	1,289
United Technologies Corp	52,700	6,864
Universal Forest Products Inc	21,700	848
Waste Management Inc	57,314	6,840
WESCO International Inc *	35,600	1,605
WW Grainger Inc	19,162	5,244
		198,188

Information Technology — 20.5%
Accenture PLC, Cl A	35,472	7,030
Adobe Inc *	21,379	6,083
Akamai Technologies Inc *	72,270	6,441
Analog Devices Inc	2,572	283
Anixter International Inc *	24,100	1,445
ANSYS Inc *	6,948	1,435
Apple Inc	203,851	42,552
Applied Materials Inc	253,070	12,152
Automatic Data Processing Inc	13,143	2,232
Avalara Inc *	19,256	1,624
Booz Allen Hamilton Holding Corp, Cl A	57,810	4,365
Cadence Design Systems Inc *	86,163	5,901

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CDW Corp/DE	43,829	$5,062
Cisco Systems Inc	370,234	17,331
Cognizant Technology Solutions Corp, Cl A	62,900	3,861
DXC Technology Co	96,500	3,206
EPAM Systems Inc *	7,758	1,484
Euronet Worldwide Inc *	15,041	2,303
F5 Networks Inc *	3,508	452
Fair Isaac Corp *	11,984	4,227
Fidelity National Information Services Inc	113,312	15,435
Fortinet Inc *	28,728	2,275
Genpact Ltd	89,928	3,684
Global Payments Inc	24,369	4,045
Hewlett Packard Enterprise Co	55,832	772
HP Inc	464,180	8,490
Intel Corp	255,304	12,104
International Business Machines Corp	56,908	7,713
Intuit Inc	55,075	15,881
Itron Inc *	8,200	570
Juniper Networks Inc	47,483	1,100
Keysight Technologies Inc *	22,146	2,145
Lam Research Corp	13,142	2,767
Mastercard Inc, Cl A	31,469	8,854
Maxim Integrated Products Inc	37,062	2,021
Microchip Technology Inc (A)	62,325	5,381
Micron Technology Inc *	100,246	4,538
Microsoft Corp	515,236	71,030
Monolithic Power Systems Inc	11,698	1,761
Motorola Solutions Inc	37,114	6,714
Nuance Communications Inc *	13,600	229
Oracle Corp	158,836	8,269
Paylocity Holding Corp *	30,938	3,379
PayPal Holdings Inc *	27,276	2,975
Pluralsight Inc, Cl A *(A)	22,076	355
QUALCOMM Inc	177,218	13,782
ServiceNow Inc *	2,587	677
Skyworks Solutions Inc	26,376	1,985
Smartsheet Inc, Cl A *	71,743	3,487
SYNNEX Corp	4,900	411
Synopsys Inc *	32,335	4,585
Teradyne Inc	21,812	1,155
Texas Instruments Inc	6,700	829
Trade Desk Inc/The, Cl A *	2,304	566
Universal Display Corp	20,100	4,130
VeriSign Inc *	13,612	2,775
Visa Inc, Cl A	74,200	13,417
Xerox Holdings Corp	271,892	7,882
Xilinx Inc	91,057	9,475
		387,112

Materials — 2.1%
Air Products & Chemicals Inc	4,514	1,020
Ball Corp	25,631	2,061
CF Industries Holdings Inc	48,300	2,328
Dow Inc	37,700	1,607
DuPont de Nemours Inc	231,541	15,728
Ecolab Inc	1,845	381
LyondellBasell Industries NV, Cl A	61,100	4,728
Martin Marietta Materials Inc	9,100	2,309
Newmont Goldcorp Corp	2,276	91
Nucor Corp	109,591	5,368
Silgan Holdings Inc	22,690	675
Steel Dynamics Inc	38,700	1,045
Vulcan Materials Co	21,200	2,994
		40,335

Real Estate — 3.4%
American Campus Communities Inc ‡	69,197	3,216
American Homes 4 Rent, Cl A ‡	57,727	1,477
American Tower Corp, Cl A	46,152	10,624

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Apartment Investment & Management Co, Cl A	20,241	$1,032
Apple Hospitality Inc ‡	23,000	366
AvalonBay Communities Inc	1,208	257
CoreCivic Inc ‡	28,400	481
Crown Castle International Corp	124,382	18,057
Douglas Emmett Inc ‡	50,831	2,145
Equinix Inc	3,281	1,825
Equity LifeStyle Properties Inc ‡	13,481	1,816
Equity Residential	6,036	512
Essex Property Trust Inc	13,097	4,208
Franklin Street Properties Corp ‡	22,900	173
GEO Group Inc/The ‡	44,450	763
Host Hotels & Resorts Inc	118,100	1,894
Outfront Media Inc ‡	5,492	151
Prologis Inc	26,270	2,197
Public Storage	9,522	2,521
Ryman Hospitality Properties Inc ‡	26,100	2,079
SBA Communications Corp, Cl A	18,684	4,903
Simon Property Group Inc	11,884	1,770
Sun Communities Inc ‡	3,165	468
Welltower Inc	8,542	765
Xenia Hotels & Resorts Inc ‡(A)	400	8
		63,708

Utilities — 3.0%
AES Corp/VA	385,564	5,911
Alliant Energy Corp	2,894	152
Ameren Corp	73,919	5,703
American Electric Power Co Inc	49,760	4,535
Consolidated Edison Inc	3,216	286
DTE Energy Co	3,787	491
Exelon Corp	284,347	13,438
NextEra Energy Inc	46,234	10,129
NRG Energy Inc	133,900	4,874
Pinnacle West Capital Corp	44,361	4,228
Public Service Enterprise Group Inc	90,990	5,502
SJW Group	16,000	1,093
		56,342
Total Common Stock (Cost $1,545,087) ($ Thousands)		1,804,338

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bills
2.177%, 09/19/2019 (B)	$200	200
Total U.S. Treasury Obligation (Cost $200) ($ Thousands)		200

	Shares

AFFILIATED PARTNERSHIP — 2.9%
SEI Liquidity Fund, L.P.
2.130% **†(C)	53,293,019	53,283
Total Affiliated Partnership (Cost $53,293) ($ Thousands)		53,283

CASH EQUIVALENT — 5.6%
SEI Daily Income Trust, Government Fund, Cl F
1.970%**†	106,144,351	106,144
Total Cash Equivalent (Cost $106,144) ($ Thousands)		106,144
Total Investments in Securities — 104.1% (Cost $1,704,724) ($ Thousands)		$1,963,965

A list of the open futures contracts held by the Fund at August 31, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	390	Sep-2019	$56,216	$57,034	$818

Percentages are based on Net Assets of $1,887,671 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of August 31, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2019. The total market value of securities on loan at August 31, 2019 was $51,939 ($ Thousands).
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2019 was $53,283 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of August 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,804,338	$–	$–	$1,804,338
U.S. Treasury Obligation	–	200	–	200
Affiliated Partnership	–	53,283	–	53,283
Cash Equivalent	106,144	–	–	106,144

Total Investments in Securities	$1,910,482	$53,483	$–	$1,963,965

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$818	$–	$–	$818

Total Other Financial Instruments	$818	$–	$–	$818

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is summary of the transactions with affiliates for the period ended August 31, 2019 ($ Thousands):

Security Description	Value at 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation Depreciation	Value 8/31/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$56,762	$129,282	$(132,755)	$—	$(6)	$53,283	53,293,019	$90	$—
SEI Daily Income Trust, Government Fund, Cl F	72,385	227,766	(194,007)	—	—	106,144	106,144,351	399	—
Totals	$129,147	$357,048	$(326,762)	$—	$(6)	$159,427	159,437,370	$489	$—

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%

Communication Services — 9.7%
Activision Blizzard Inc	46,156	$2,336
Alphabet Inc, Cl A *	17,829	21,226
Alphabet Inc, Cl C *	18,099	21,503
Altice USA Inc, Cl A *	18,500	534
AMC Networks Inc, Cl A *	2,185	106
AT&T Inc	434,585	15,324
Cable One Inc	257	334
CBS Corp, Cl B	21,070	886
CenturyLink Inc (A)	62,106	707
Charter Communications Inc, Cl A *	9,297	3,808
Cinemark Holdings Inc (A)	8,100	309
Comcast Corp, Cl A	267,750	11,851
Discovery Inc, Cl A *(A)	8,000	221
Discovery Inc, Cl C *	21,800	568
DISH Network Corp, Cl A *	13,662	459
Electronic Arts Inc *	17,765	1,664
Facebook Inc, Cl A *	142,400	26,439
Fox Corp	32,527	1,075
GCI Liberty Inc *	4,949	308
IAC/InterActiveCorp *	4,432	1,129
Interpublic Group of Cos Inc/The	23,275	463
John Wiley & Sons Inc, Cl A	4,042	180
Liberty Broadband Corp, Cl A *	1,280	134
Liberty Broadband Corp, Cl C *	5,808	612
Liberty Media Corp-Liberty Formula One, Cl A *	1,600	63
Liberty Media Corp-Liberty Formula One, Cl C *	12,200	509
Liberty Media Corp-Liberty SiriusXM, Cl A *	4,020	163
Liberty Media Corp-Liberty SiriusXM, Cl C *	8,540	349
Lions Gate Entertainment Corp, Cl A (A)	4,900	44
Lions Gate Entertainment Corp, Cl B	10,883	91
Live Nation Entertainment Inc *	7,300	508
Madison Square Garden Co/The, Cl A *	1,086	274
Match Group Inc (A)	3,400	288
Netflix Inc *	25,000	7,344
New York Times Co/The, Cl A	8,800	257
News Corp	10,800	153
News Corp, Cl A	25,546	351
Nexstar Media Group Inc, Cl A	2,400	237
Omnicom Group Inc (A)	12,744	969
Sinclair Broadcast Group Inc, Cl A (A)	3,000	134
Sirius XM Holdings Inc (A)	79,600	491
Spotify Technology SA *	6,900	931
Sprint Corp *(A)	46,115	313
Take-Two Interactive Software Inc *	6,200	818
Telephone & Data Systems Inc	4,280	108
T-Mobile US Inc *	18,400	1,436
Tribune Media Co, Cl A	4,600	214
TripAdvisor Inc *(A)	5,767	219
Twitter Inc *	46,260	1,973
United States Cellular Corp *	831	30
Verizon Communications Inc	246,276	14,323
Viacom Inc, Cl A	1,200	33
Viacom Inc, Cl B	22,669	566
Walt Disney Co/The	103,950	14,268
World Wrestling Entertainment Inc, Cl A (A)	2,200	157
Zayo Group Holdings Inc *	12,600	424
Zillow Group Inc, Cl A *	2,643	90

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zillow Group Inc, Cl C *(A)	8,286	$285
Zynga Inc, Cl A *	50,500	288
		160,877

Consumer Discretionary — 10.2%
Advance Auto Parts Inc	4,508	622
Amazon.com Inc *	24,689	43,855
Aptiv PLC	16,000	1,331
Aramark	15,300	625
AutoNation Inc *	3,032	144
AutoZone Inc *	1,507	1,660
Best Buy Co Inc	13,347	850
Booking Holdings Inc *	2,532	4,979
BorgWarner Inc	12,764	417
Bright Horizons Family Solutions Inc *	3,700	611
Brunswick Corp/DE	5,800	270
Burlington Stores Inc *	3,700	749
Caesars Entertainment Corp *	28,200	325
Capri Holdings Ltd *	7,300	193
CarMax Inc *(A)	9,760	813
Carnival Corp, Cl A	23,300	1,027
Carter’s Inc (A)	3,300	302
Carvana Co, Cl A *(A)	1,900	154
Chipotle Mexican Grill Inc, Cl A *	1,619	1,357
Choice Hotels International Inc	1,884	171
Columbia Sportswear Co	2,300	216
Darden Restaurants Inc	7,822	946
Dick’s Sporting Goods Inc (A)	5,258	179
Dollar General Corp	14,900	2,326
Dollar Tree Inc *	13,934	1,415
Domino’s Pizza Inc (A)	2,700	612
DR Horton Inc	20,068	993
Dunkin’ Brands Group Inc	5,600	462
eBay Inc	49,011	1,975
Etsy Inc *	6,700	354
Expedia Group Inc	7,822	1,018
Extended Stay America Inc	7,600	107
Five Below Inc *	3,000	369
Floor & Decor Holdings Inc, Cl A *	4,800	236
Foot Locker Inc	5,869	212
Ford Motor Co	240,184	2,203
frontdoor Inc *	4,700	241
Gap Inc/The (A)	15,021	237
Garmin Ltd	8,700	710
General Motors Co	74,100	2,748
Gentex Corp	12,864	342
Genuine Parts Co	9,011	814
Goodyear Tire & Rubber Co/The	15,552	178
Graham Holdings Co, Cl B	157	111
Grand Canyon Education Inc *	2,300	289
GrubHub Inc *(A)	4,800	285
H&R Block Inc (A)	11,725	284
Hanesbrands Inc (A)	19,972	273
Harley-Davidson Inc (A)	10,003	319
Hasbro Inc	7,067	781
Hilton Grand Vacations Inc *	5,170	175
Hilton Worldwide Holdings Inc	17,033	1,573
Home Depot Inc/The	65,615	14,954
Hyatt Hotels Corp, Cl A	2,600	188
International Game Technology PLC	8,400	101
Kohl’s Corp (A)	10,319	488
L Brands Inc	11,357	188
Las Vegas Sands Corp	21,693	1,203
Lear Corp	3,600	404
Leggett & Platt Inc (A)	7,212	268
Lennar Corp, Cl A	17,090	872
Lennar Corp, Cl B	1,713	69
LKQ Corp *	19,900	523
Lowe’s Cos Inc	46,910	5,263

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lululemon Athletica Inc *	6,900	$1,274
Macy’s Inc	18,430	272
Marriott International Inc/MD, Cl A	16,494	2,079
Mattel Inc *(A)	19,842	194
McDonald’s Corp	45,580	9,935
MGM Resorts International	31,539	885
Mohawk Industries Inc *	3,866	460
Newell Brands Inc (A)	26,593	441
NIKE Inc, Cl B	72,868	6,157
Nordstrom Inc (A)	8,512	247
Norwegian Cruise Line Holdings Ltd *	12,400	629
NVR Inc *	184	662
Ollie’s Bargain Outlet Holdings Inc *	2,800	155
O’Reilly Automotive Inc *	4,840	1,857
Penske Automotive Group Inc	1,800	77
Planet Fitness Inc, Cl A *	4,700	332
Polaris Inc (A)	4,100	336
Pool Corp	2,500	491
PulteGroup Inc	12,945	438
PVH Corp	4,900	371
Qurate Retail Inc *	28,230	302
Ralph Lauren Corp, Cl A	3,780	334
Roku Inc, Cl A *	4,600	696
Ross Stores Inc	20,676	2,192
Royal Caribbean Cruises Ltd	10,100	1,053
Service Corp International/US	10,894	504
ServiceMaster Global Holdings Inc *	9,400	536
Six Flags Entertainment Corp	3,500	207
Skechers U.S.A. Inc, Cl A *	8,500	269
Starbucks Corp	73,012	7,050
Tapestry Inc	20,267	419
Target Corp	29,685	3,177
Tempur Sealy International Inc *(A)	1,700	131
Tesla Inc *(A)	8,537	1,926
Thor Industries Inc	3,300	152
Tiffany & Co (A)	7,725	656
TJX Cos Inc/The	74,116	4,074
Toll Brothers Inc	8,951	324
Tractor Supply Co	7,800	795
Ulta Beauty Inc *	3,152	749
Under Armour Inc, Cl A *(A)	10,700	199
Under Armour Inc, Cl C *	8,821	149
Urban Outfitters Inc *	3,820	89
Vail Resorts Inc	2,100	496
VF Corp	19,368	1,587
Wayfair Inc, Cl A *(A)	3,800	428
Wendy’s Co/The	13,075	288
Whirlpool Corp	3,716	517
Williams-Sonoma Inc (A)	5,162	340
Wyndham Destinations Inc	4,768	211
Wyndham Hotels & Resorts Inc	5,768	296
Wynn Resorts Ltd	5,196	572
Yum China Holdings Inc	21,148	961
Yum! Brands Inc	18,848	2,201
		169,131

Consumer Staples — 6.8%
Altria Group Inc	110,240	4,822
Archer-Daniels-Midland Co	34,179	1,300
Beyond Meat Inc *(A)	400	67
Brown-Forman Corp, Cl A	2,200	127
Brown-Forman Corp, Cl B	9,817	579
Bunge Ltd	8,800	470
Campbell Soup Co (A)	8,978	404
Casey’s General Stores Inc	1,900	319
Church & Dwight Co Inc	15,614	1,246
Clorox Co/The	7,503	1,187
Coca-Cola Co/The	227,940	12,546
Colgate-Palmolive Co	49,150	3,644

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Conagra Brands Inc	28,376	$805
Constellation Brands Inc, Cl A	9,331	1,907
Costco Wholesale Corp	26,481	7,806
Coty Inc, Cl A (A)	14,922	142
Energizer Holdings Inc (A)	2,941	113
Estee Lauder Cos Inc/The, Cl A	13,208	2,615
Flowers Foods Inc	10,325	235
General Mills Inc	35,792	1,926
Hain Celestial Group Inc/The *	3,300	63
Herbalife Nutrition Ltd *	8,200	282
Hershey Co/The	8,098	1,283
Hormel Foods Corp (A)	16,756	714
Ingredion Inc	4,100	317
JM Smucker Co/The	6,311	664
Kellogg Co	16,103	1,011
Keurig Dr Pepper Inc (A)	13,900	379
Kimberly-Clark Corp	20,418	2,881
Kraft Heinz Co/The	40,002	1,021
Kroger Co/The	43,646	1,033
Lamb Weston Holdings Inc	8,362	589
McCormick & Co Inc/MD (A)	7,793	1,269
Molson Coors Brewing Co, Cl B	11,662	599
Mondelez International Inc, Cl A	85,106	4,700
Monster Beverage Corp *	22,787	1,337
Nu Skin Enterprises Inc, Cl A	3,900	158
PepsiCo Inc	83,252	11,383
Philip Morris International Inc	92,068	6,637
Pilgrim’s Pride Corp *	5,700	178
Post Holdings Inc *	3,800	379
Procter & Gamble Co/The	147,054	17,680
Seaboard Corp	16	66
Spectrum Brands Holdings Inc	2,500	140
Sprouts Farmers Market Inc *	9,000	162
Sysco Corp	29,448	2,189
TreeHouse Foods Inc *	3,000	152
Tyson Foods Inc, Cl A	16,965	1,578
US Foods Holding Corp *	13,000	526
Walgreens Boots Alliance Inc	46,025	2,356
Walmart Inc	83,279	9,515
		113,501

Energy — 4.1%
Antero Midstream Corp (A)	10,700	76
Antero Resources Corp *	18,400	58
Apache Corp	21,559	465
Apergy Corp *	6,628	172
Baker Hughes a GE Co, Cl A	30,940	671
Cabot Oil & Gas Corp, Cl A	23,700	406
Centennial Resource Development Inc/DE, Cl A *	11,100	54
Cheniere Energy Inc *	13,600	812
Chesapeake Energy Corp *(A)	61,266	88
Chevron Corp	113,502	13,361
Cimarex Energy Co	6,900	295
Concho Resources Inc	12,724	931
ConocoPhillips	66,276	3,458
Continental Resources Inc/OK (A)	5,300	155
Devon Energy Corp	27,213	598
Diamondback Energy Inc	10,617	1,041
EOG Resources Inc	34,690	2,574
EQT Corp	11,619	118
Equitrans Midstream Corp	16,495	223
Exxon Mobil Corp	252,338	17,280
Halliburton Co	54,036	1,018
Helmerich & Payne Inc	6,550	246
Hess Corp	14,712	926
HollyFrontier Corp	10,026	445
Kinder Morgan Inc/DE	117,522	2,382
Kosmos Energy Ltd	17,200	109

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marathon Oil Corp	48,376	$573
Marathon Petroleum Corp	39,019	1,920
Murphy Oil Corp	11,754	214
National Oilwell Varco Inc	25,380	519
Noble Energy Inc (A)	31,424	710
Occidental Petroleum Corp	53,720	2,336
ONEOK Inc	25,158	1,793
Parsley Energy Inc, Cl A	17,300	310
Patterson-UTI Energy Inc	13,832	120
PBF Energy Inc, Cl A	6,900	164
Phillips 66	27,088	2,672
Pioneer Natural Resources Co	10,344	1,277
Range Resources Corp (A)	20,614	73
Schlumberger Ltd	80,755	2,619
Targa Resources Corp	14,900	538
Transocean Ltd *(A)	33,900	154
Valero Energy Corp	24,736	1,862
Williams Cos Inc/The	72,196	1,704
WPX Energy Inc *	23,648	254
		67,774

Financials — 12.7%
Affiliated Managers Group Inc	3,220	247
Aflac Inc	43,912	2,204
AGNC Investment Corp ‡	34,059	506
Alleghany Corp *	899	674
Allstate Corp/The	19,725	2,020
Ally Financial Inc	23,500	737
American Express Co	40,234	4,843
American Financial Group Inc/OH	4,114	415
American International Group Inc	53,623	2,791
American National Insurance Co	822	94
Ameriprise Financial Inc	8,480	1,094
Annaly Capital Management Inc ‡	90,611	752
Aon PLC	14,244	2,775
Arch Capital Group Ltd *	23,700	936
Arthur J Gallagher & Co	11,904	1,080
Associated Banc-Corp	7,284	140
Assurant Inc	3,093	380
Assured Guaranty Ltd	4,700	200
Athene Holding Ltd, Cl A *	10,100	392
AXA Equitable Holdings Inc	15,600	324
Axis Capital Holdings Ltd	4,800	295
Bank of America Corp	512,263	14,092
Bank of Hawaii Corp (A)	2,282	189
Bank of New York Mellon Corp/The	50,709	2,133
Bank OZK	6,400	165
BankUnited Inc	5,700	181
BB&T Corp (A)	45,506	2,168
Berkshire Hathaway Inc, Cl B *	116,500	23,697
BGC Partners Inc, Cl A	22,900	117
BlackRock Inc, Cl A	6,885	2,909
BOK Financial Corp	2,475	188
Brighthouse Financial Inc *	7,728	272
Brown & Brown Inc	13,948	515
Capital One Financial Corp	27,825	2,410
Cboe Global Markets Inc	6,900	822
Charles Schwab Corp/The	71,485	2,736
Chimera Investment Corp ‡	8,380	160
Chubb Ltd	27,791	4,343
Cincinnati Financial Corp	9,886	1,112
CIT Group Inc	5,103	217
Citigroup Inc	137,204	8,829
Citizens Financial Group Inc	26,700	901
CME Group Inc, Cl A	20,770	4,513
CNA Financial Corp	3,100	146
Comerica Inc	9,353	577
Commerce Bancshares Inc/MO (A)	7,259	414
Credit Acceptance Corp *	800	362

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cullen/Frost Bankers Inc (A)	3,568	$296
Discover Financial Services	18,389	1,471
E*TRADE Financial Corp	16,400	685
East West Bancorp Inc	9,000	370
Eaton Vance Corp	6,010	259
Erie Indemnity Co, Cl A (A)	1,419	311
Evercore Inc, Cl A	3,100	247
Everest Re Group Ltd	2,500	590
FactSet Research Systems Inc (A)	2,400	653
Fidelity National Financial Inc	15,152	666
Fifth Third Bancorp	43,082	1,140
First American Financial Corp	6,900	403
First Citizens BancShares Inc/NC, Cl A	600	267
First Hawaiian Inc	8,000	206
First Horizon National Corp	21,756	344
First Republic Bank/CA	10,600	951
FNB Corp/PA	17,100	184
Franklin Resources Inc (A)	18,749	493
Globe Life Inc	6,487	579
Goldman Sachs Group Inc/The	19,275	3,930
Hanover Insurance Group Inc/The	2,493	332
Hartford Financial Services Group Inc/The	22,510	1,312
Huntington Bancshares Inc/OH	68,134	903
Interactive Brokers Group Inc, Cl A	5,600	264
Intercontinental Exchange Inc	32,400	3,029
Invesco Ltd	25,700	403
Janus Henderson Group PLC	8,300	159
Jefferies Financial Group Inc	16,706	311
JPMorgan Chase & Co	192,034	21,097
Kemper Corp	3,300	231
KeyCorp	61,351	1,018
Lazard Ltd, Cl A (B)	6,900	237
Legg Mason Inc	4,781	176
LendingTree Inc *	400	124
Lincoln National Corp	11,688	618
Loews Corp	15,936	766
LPL Financial Holdings Inc	4,800	360
M&T Bank Corp	8,457	1,236
Markel Corp *	790	903
MarketAxess Holdings Inc	2,100	835
Marsh & McLennan Cos Inc	29,465	2,943
Mercury General Corp	2,396	128
MetLife Inc	47,909	2,122
MFA Financial Inc ‡	33,700	242
MGIC Investment Corp	18,900	239
Moody’s Corp	10,027	2,162
Morgan Stanley	70,478	2,924
Morningstar Inc	1,000	162
MSCI Inc, Cl A	5,100	1,197
Nasdaq Inc	7,000	699
Navient Corp	10,214	130
New Residential Investment Corp ‡	24,100	339
New York Community Bancorp Inc	32,272	372
Northern Trust Corp	11,705	1,029
Old Republic International Corp	17,490	409
OneMain Holdings Inc, Cl A	4,700	168
PacWest Bancorp	8,200	279
People’s United Financial Inc	24,934	358
Pinnacle Financial Partners Inc	4,100	216
PNC Financial Services Group Inc/The	26,422	3,407
Popular Inc	5,853	308
Primerica Inc	2,300	274
Principal Financial Group Inc	16,308	868
Progressive Corp/The	35,980	2,727
Prosperity Bancshares Inc (A)	3,900	253
Prudential Financial Inc	23,463	1,879
Raymond James Financial Inc	8,621	677
Regions Financial Corp	59,787	874
Reinsurance Group of America Inc, Cl A	3,999	616

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RenaissanceRe Holdings Ltd	2,600	$469
S&P Global Inc	14,756	3,839
Santander Consumer USA Holdings Inc	4,900	128
SEI Investments Co †	6,742	388
Signature Bank/New York NY	3,100	362
SLM Corp	25,914	219
Starwood Property Trust Inc ‡	14,100	330
State Street Corp	23,179	1,189
Sterling Bancorp/DE	9,300	177
SunTrust Banks Inc	27,746	1,707
SVB Financial Group *	3,200	623
Synchrony Financial	40,618	1,302
Synovus Financial Corp	7,896	281
T Rowe Price Group Inc	14,330	1,585
TCF Financial Corp	11,276	435
TD Ameritrade Holding Corp	17,345	770
Texas Capital Bancshares Inc *	3,800	205
TFS Financial Corp (A)	6,200	109
Travelers Cos Inc/The	15,075	2,215
Two Harbors Investment Corp ‡	15,900	201
Umpqua Holdings Corp	16,800	264
Unum Group	11,905	303
US Bancorp	85,097	4,484
Virtu Financial Inc, Cl A (A)	2,600	49
Voya Financial Inc	9,600	473
Webster Financial Corp	5,600	251
Wells Fargo & Co	240,666	11,208
Western Alliance Bancorp	7,100	308
White Mountains Insurance Group Ltd	179	190
Willis Towers Watson PLC	7,700	1,524
Wintrust Financial Corp	4,300	270
WR Berkley Corp	8,121	579
Zions Bancorp NA	11,002	452
		210,316

Health Care — 13.2%
Abbott Laboratories	104,037	8,876
AbbVie Inc	87,261	5,737
ABIOMED Inc *	2,800	541
Acadia Healthcare Co Inc *(A)	7,100	188
Agilent Technologies Inc	19,464	1,384
Agios Pharmaceuticals Inc *(A)	3,700	140
Alexion Pharmaceuticals Inc *	13,300	1,340
Align Technology Inc *	4,700	861
Alkermes PLC *	9,200	193
Allergan PLC	19,116	3,053
Alnylam Pharmaceuticals Inc *	7,100	573
AmerisourceBergen Corp, Cl A	8,624	710
Amgen Inc	36,058	7,522
Anthem Inc	15,131	3,957
Baxter International Inc	28,715	2,525
Becton Dickinson and Co	16,370	4,157
Biogen Inc *	11,200	2,461
BioMarin Pharmaceutical Inc *	11,300	848
Bio-Rad Laboratories Inc, Cl A *	1,300	439
Bio-Techne Corp	2,641	506
Bluebird Bio Inc *(A)	3,800	393
Boston Scientific Corp *	81,139	3,467
Bristol-Myers Squibb Co	97,859	4,704
Bruker Corp	5,700	246
Cantel Medical Corp	2,800	257
Cardinal Health Inc	17,329	747
Catalent Inc *	10,200	538
Celgene Corp *	41,160	3,984
Centene Corp *	25,656	1,196
Cerner Corp	19,096	1,316
Charles River Laboratories International Inc *	3,443	452
Chemed Corp	800	344
Cigna Corp	22,702	3,495

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cooper Cos Inc/The	3,004	$930
Covetrus Inc *	3,907	52
CVS Health Corp	76,199	4,642
Danaher Corp	37,502	5,329
DaVita Inc *	6,885	388
DENTSPLY SIRONA Inc	13,366	697
DexCom Inc *	5,100	875
Edwards Lifesciences Corp *	12,328	2,735
Elanco Animal Health Inc *	21,137	550
Eli Lilly & Co	50,671	5,724
Encompass Health Corp	5,800	353
Exact Sciences Corp *(A)	6,900	823
Exelixis Inc *	14,900	296
Gilead Sciences Inc	75,134	4,774
Guardant Health Inc *	1,700	149
HCA Healthcare Inc	16,000	1,923
Henry Schein Inc *(A)	9,768	602
Hill-Rom Holdings Inc	4,124	444
Hologic Inc *	17,400	859
Horizon Therapeutics Plc *	9,700	268
Humana Inc	8,075	2,287
ICU Medical Inc *	1,200	194
IDEXX Laboratories Inc *	5,004	1,450
Illumina Inc *	8,505	2,393
Incyte Corp *	10,300	843
Insulet Corp *	3,300	509
Integra LifeSciences Holdings Corp *	5,600	336
Intuitive Surgical Inc *	6,671	3,411
Ionis Pharmaceuticals Inc *(A)	8,300	525
IQVIA Holdings Inc *	10,613	1,647
Jazz Pharmaceuticals PLC *	3,100	397
Johnson & Johnson	158,209	20,308
Laboratory Corp of America Holdings *	5,690	953
Masimo Corp *	3,400	521
McKesson Corp	11,966	1,655
Medidata Solutions Inc *	3,300	302
MEDNAX Inc *	5,500	116
Medtronic PLC	79,526	8,580
Merck & Co Inc	153,243	13,251
Mettler-Toledo International Inc *	1,436	943
Moderna Inc *	1,700	27
Molina Healthcare Inc *	3,400	443
Mylan NV *	32,919	641
Nektar Therapeutics, Cl A *(A)	8,700	153
Neurocrine Biosciences Inc *	6,000	597
Penumbra Inc *(A)	1,400	204
PerkinElmer Inc	6,534	540
Perrigo Co PLC	7,800	365
Pfizer Inc	330,922	11,764
PRA Health Sciences Inc *	3,900	385
Premier Inc, Cl A *	5,000	176
QIAGEN NV *(A)	11,940	414
Quest Diagnostics Inc	8,844	905
Regeneron Pharmaceuticals Inc *	4,900	1,421
ResMed Inc	7,882	1,098
Sage Therapeutics Inc *(A)	3,100	532
Sarepta Therapeutics Inc *	3,900	352
Seattle Genetics Inc *	6,700	487
STERIS PLC	4,900	757
Stryker Corp	20,104	4,436
Teleflex Inc	2,840	1,034
Thermo Fisher Scientific Inc	23,525	6,753
United Therapeutics Corp *	2,400	198
UnitedHealth Group Inc	56,220	13,155
Universal Health Services Inc, Cl B	5,076	734
Varian Medical Systems Inc *	5,630	596
Veeva Systems Inc, Cl A *	7,800	1,251
Vertex Pharmaceuticals Inc *	14,800	2,664
Waters Corp *	4,046	857

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WellCare Health Plans Inc *	2,900	$785
West Pharmaceutical Services Inc	4,700	684
Zimmer Biomet Holdings Inc	12,425	1,730
Zoetis Inc, Cl A	27,944	3,533
		219,855

Industrials — 9.4%
3M Co	33,033	5,342
Acuity Brands Inc	1,900	238
ADT Inc (A)	6,700	32
AECOM *	11,416	405
AGCO Corp	3,700	256
Air Lease Corp, Cl A	5,300	220
Alaska Air Group Inc	8,400	502
Allegion PLC	5,766	555
Allison Transmission Holdings Inc, Cl A	8,600	382
AMERCO	600	211
American Airlines Group Inc (A)	23,000	605
AMETEK Inc	14,028	1,205
AO Smith Corp	7,600	354
Arconic Inc	24,667	637
Armstrong World Industries Inc	2,900	277
Boeing Co/The	31,491	11,466
BWX Technologies Inc	7,150	423
Carlisle Cos Inc	3,566	517
Caterpillar Inc	32,588	3,878
CH Robinson Worldwide Inc (A)	8,786	742
Cintas Corp	5,057	1,334
Clean Harbors Inc *	3,400	250
Colfax Corp *(A)	4,700	128
Copa Holdings SA, Cl A (A)	1,300	134
Copart Inc *	11,436	862
CoStar Group Inc *	2,300	1,414
Crane Co	2,600	198
CSX Corp	44,996	3,016
Cummins Inc	9,012	1,345
Curtiss-Wright Corp	2,000	245
Deere & Co	18,519	2,869
Delta Air Lines Inc	34,600	2,002
Donaldson Co Inc (A)	8,844	428
Dover Corp	8,357	783
Eaton Corp PLC	25,116	2,027
Emerson Electric Co	36,510	2,176
Equifax Inc	6,956	1,018
Expeditors International of Washington Inc	11,048	786
Fastenal Co	34,248	1,049
FedEx Corp	14,344	2,275
Flowserve Corp	8,100	346
Fluor Corp	10,208	180
Fortive Corp	17,453	1,237
Fortune Brands Home & Security Inc	8,420	430
Gardner Denver Holdings Inc *(A)	5,600	161
Gates Industrial Corp PLC *	2,800	24
General Dynamics Corp	15,672	2,998
General Electric Co	510,006	4,208
Genesee & Wyoming Inc, Cl A *	3,300	366
Graco Inc	11,472	523
GrafTech International Ltd (A)	3,700	45
HD Supply Holdings Inc *	11,700	455
HEICO Corp	2,210	320
HEICO Corp, Cl A	3,821	422
Hexcel Corp	5,600	471
Honeywell International Inc	43,090	7,093
Hubbell Inc, Cl B	3,792	497
Huntington Ingalls Industries Inc	2,437	509
IAA Inc *	8,100	396
IDEX Corp	4,293	707
IHS Markit Ltd *	24,700	1,621
Illinois Tool Works Inc	19,380	2,904

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ingersoll-Rand PLC	14,300	$1,732
ITT Inc	5,051	287
Jacobs Engineering Group Inc	7,984	709
JB Hunt Transport Services Inc	4,852	524
JetBlue Airways Corp *	22,200	384
Johnson Controls International plc	53,466	2,282
Kansas City Southern	6,200	780
KAR Auction Services Inc	8,100	215
Kirby Corp *	3,500	258
Knight-Swift Transportation Holdings Inc, Cl A (A)	9,900	338
L3Harris Technologies Inc	13,234	2,798
Landstar System Inc	2,365	264
Lennox International Inc (A)	2,300	584
Lincoln Electric Holdings Inc	3,800	314
Lockheed Martin Corp	14,873	5,713
Lyft Inc, Cl A *	1,500	73
Macquarie Infrastructure Corp	4,500	170
ManpowerGroup Inc	2,984	244
Masco Corp	16,079	655
Middleby Corp/The *	4,000	439
MSC Industrial Direct Co Inc, Cl A	2,720	184
Nielsen Holdings PLC	23,700	492
Nordson Corp	3,100	421
Norfolk Southern Corp	15,933	2,773
Northrop Grumman Corp	9,478	3,487
nVent Electric PLC	7,173	145
Old Dominion Freight Line Inc	4,200	688
Oshkosh Corp	4,359	306
Owens Corning	7,900	453
PACCAR Inc	20,770	1,362
Parker-Hannifin Corp	8,004	1,327
Pentair PLC	8,873	319
Quanta Services Inc	10,700	363
Raytheon Co	16,268	3,015
Regal Beloit Corp	2,500	177
Republic Services Inc, Cl A	12,442	1,110
Resideo Technologies Inc *	8,898	123
Robert Half International Inc	7,376	394
Rockwell Automation Inc	6,904	1,055
Rollins Inc (A)	9,225	303
Roper Technologies Inc	6,300	2,311
Ryder System Inc	2,706	130
Schneider National Inc, Cl B	3,000	58
Sensata Technologies Holding PLC *	10,100	460
Snap-on Inc (A)	3,791	564
Southwest Airlines Co	30,320	1,586
Spirit AeroSystems Holdings Inc, Cl A	6,600	532
Stanley Black & Decker Inc	9,593	1,275
Stericycle Inc *(A)	6,326	284
Teledyne Technologies Inc *	2,400	741
Textron Inc	13,422	604
Timken Co/The	3,769	151
Toro Co/The	6,340	457
TransDigm Group Inc	3,093	1,665
TransUnion	11,200	937
Trinity Industries Inc	4,800	84
Uber Technologies Inc *(A)	10,200	332
Union Pacific Corp	41,932	6,791
United Airlines Holdings Inc *	14,800	1,248
United Parcel Service Inc, Cl B	41,141	4,882
United Rentals Inc *	5,300	597
United Technologies Corp	47,978	6,249
Univar Inc *	10,400	201
Valmont Industries Inc	800	108
Verisk Analytics Inc, Cl A	9,400	1,518
WABCO Holdings Inc *	2,624	350
Wabtec Corp (A)	11,937	826
Waste Management Inc	25,394	3,031

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Watsco Inc	1,900	$311
WESCO International Inc *	2,500	113
Woodward Inc	3,000	324
WW Grainger Inc	2,387	653
XPO Logistics Inc *(A)	4,900	347
Xylem Inc/NY	11,502	881
		156,360

Information Technology — 21.7%
2U Inc *(A)	4,100	73
Accenture PLC, Cl A	37,700	7,471
Adobe Inc *	28,902	8,223
Advanced Micro Devices Inc *(A)	59,400	1,868
Akamai Technologies Inc *	10,118	902
Alliance Data Systems Corp	2,612	321
Alteryx Inc, Cl A *	2,400	342
Amdocs Ltd	8,500	550
Amphenol Corp, Cl A	18,284	1,601
Analog Devices Inc	21,279	2,337
Anaplan Inc *	4,300	234
ANSYS Inc *	4,900	1,012
Apple Inc	274,825	57,367
Applied Materials Inc	56,555	2,716
Arista Networks Inc *	3,700	838
Arrow Electronics Inc *	6,189	428
Aspen Technology Inc *	3,800	506
Atlassian Corp PLC, Cl A *	6,400	861
Autodesk Inc *	13,437	1,919
Automatic Data Processing Inc	25,492	4,330
Avalara Inc *	2,100	177
Avnet Inc	7,710	323
Black Knight Inc *	10,000	622
Booz Allen Hamilton Holding Corp, Cl A	8,600	649
Broadcom Inc	23,232	6,566
Broadridge Financial Solutions Inc	7,473	967
CACI International Inc, Cl A *	1,300	289
Cadence Design Systems Inc *	16,263	1,114
CDK Global Inc	7,597	328
CDW Corp/DE	9,000	1,039
Ceridian HCM Holding Inc *	3,000	173
Ciena Corp *	8,600	352
Cisco Systems Inc	262,227	12,275
Citrix Systems Inc	7,787	724
Cognex Corp	9,200	415
Cognizant Technology Solutions Corp, Cl A	33,776	2,073
Coherent Inc *	1,800	261
CommScope Holding Co Inc *	13,300	143
CoreLogic Inc/United States *	4,584	222
Corning Inc	48,358	1,347
Coupa Software Inc *	3,400	472
Cree Inc *	5,800	249
Cypress Semiconductor Corp	21,500	495
Dell Technologies Inc, Cl C *	9,142	471
DocuSign Inc, Cl A *(A)	8,600	402
Dolby Laboratories Inc, Cl A	2,643	163
Dropbox Inc, Cl A *	11,400	204
DXC Technology Co	16,636	553
EchoStar Corp, Cl A *	3,332	141
Elastic NV *(A)	1,800	158
Entegris Inc	7,300	313
EPAM Systems Inc *	2,800	536
Euronet Worldwide Inc *	3,500	536
F5 Networks Inc *	3,938	507
Fair Isaac Corp *	1,800	635
Fidelity National Information Services Inc	35,848	4,883
FireEye Inc *	15,800	212
First Solar Inc *(A)	5,100	317
Fiserv Inc *	34,274	3,665
FleetCor Technologies Inc *	5,200	1,552

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FLIR Systems Inc	9,400	$463
Fortinet Inc *	9,000	713
Gartner Inc *	5,100	682
Genpact Ltd	9,000	369
Global Payments Inc	9,268	1,538
GoDaddy Inc, Cl A *	10,800	684
Guidewire Software Inc *	4,300	414
Hewlett Packard Enterprise Co	88,270	1,220
HP Inc	91,370	1,671
HubSpot Inc *	2,200	439
Intel Corp	266,658	12,642
International Business Machines Corp	53,498	7,251
Intuit Inc	14,552	4,196
IPG Photonics Corp *(A)	2,700	334
Jabil Inc	10,374	299
Jack Henry & Associates Inc	4,400	638
Juniper Networks Inc	22,525	522
Keysight Technologies Inc *	10,932	1,059
KLA Corp	10,309	1,525
Lam Research Corp	8,852	1,863
Leidos Holdings Inc	9,073	793
Littelfuse Inc	1,900	296
LogMeIn Inc	3,500	234
Manhattan Associates Inc *	4,700	388
Marvell Technology Group Ltd	38,202	916
Mastercard Inc, Cl A	53,400	15,025
Maxim Integrated Products Inc	15,800	862
Microchip Technology Inc (A)	14,715	1,270
Micron Technology Inc *	64,416	2,916
Microsoft Corp	451,600	62,258
MKS Instruments Inc	3,200	250
MongoDB Inc, Cl A *(A)	1,200	183
Monolithic Power Systems Inc	2,400	361
Motorola Solutions Inc	9,714	1,757
National Instruments Corp	6,604	277
NCR Corp *	5,189	163
NetApp Inc	15,455	743
New Relic Inc *	2,400	138
Nuance Communications Inc *	21,700	365
Nutanix Inc, Cl A *	8,200	199
NVIDIA Corp	34,456	5,772
Okta Inc, Cl A *	6,100	772
ON Semiconductor Corp *	22,400	399
Oracle Corp	136,020	7,081
Pagerduty Inc *(A)	300	12
Palo Alto Networks Inc *	5,500	1,120
Paychex Inc	19,407	1,586
Paycom Software Inc *	2,700	675
Paylocity Holding Corp *	1,600	175
PayPal Holdings Inc *	69,611	7,591
Pegasystems Inc	2,900	203
Pluralsight Inc, Cl A *	3,400	55
Proofpoint Inc *	2,800	318
PTC Inc *	6,900	452
Pure Storage Inc, Cl A *	12,600	205
Qorvo Inc *	7,800	557
QUALCOMM Inc	71,659	5,573
RealPage Inc *	5,400	344
RingCentral Inc, Cl A *	3,600	508
Sabre Corp	12,900	305
salesforce.com Inc *	48,984	7,645
ServiceNow Inc *	11,000	2,880
Skyworks Solutions Inc	10,400	783
Smartsheet Inc, Cl A *	4,400	214
SolarWinds Corp *(A)	1,600	27
Splunk Inc *	8,800	984
Square Inc, Cl A *	19,600	1,212
SS&C Technologies Holdings Inc	13,700	639
Switch Inc, Cl A	2,400	39

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Symantec Corp	34,548	$803
SYNNEX Corp	2,200	184
Synopsys Inc *	9,382	1,330
Teradata Corp *	7,889	244
Teradyne Inc	10,463	554
Texas Instruments Inc	56,508	6,993
Total System Services Inc	11,091	1,489
Trade Desk Inc/The, Cl A *(A)	2,100	516
Trimble Inc *	15,728	590
Twilio Inc, Cl A *	6,700	874
Tyler Technologies Inc *	2,300	590
Ubiquiti Inc (A)	1,200	133
Universal Display Corp	2,400	493
VeriSign Inc *	6,285	1,281
Versum Materials Inc	7,147	372
ViaSat Inc *	3,000	238
Visa Inc, Cl A	103,700	18,751
VMware Inc, Cl A	4,500	636
Western Digital Corp	18,896	1,082
Western Union Co/The	27,128	600
WEX Inc *	2,600	532
Workday Inc, Cl A *	9,500	1,684
Xerox Holdings Corp	12,399	359
Xilinx Inc	15,357	1,598
Zebra Technologies Corp, Cl A *	3,425	702
Zendesk Inc *	5,500	441
Zscaler Inc *(A)	3,300	227
		359,760

Materials — 2.8%
Air Products & Chemicals Inc	12,794	2,890
Albemarle Corp (A)	7,273	449
Alcoa Corp *	9,188	165
AptarGroup Inc	3,500	428
Ardagh Group SA, Cl A	1,200	20
Ashland Global Holdings Inc	4,776	350
Avery Dennison Corp	4,710	544
Axalta Coating Systems Ltd *	14,700	425
Ball Corp	19,500	1,568
Berry Global Group Inc *	8,500	333
Cabot Corp	4,273	171
Celanese Corp, Cl A	7,283	826
CF Industries Holdings Inc	12,630	609
Chemours Co/The	12,700	180
Corteva Inc	47,676	1,398
Crown Holdings Inc *	8,251	543
Domtar Corp	2,300	76
Dow Inc	44,576	1,900
DuPont de Nemours Inc	44,876	3,048
Eagle Materials Inc	2,100	177
Eastman Chemical Co	9,228	603
Ecolab Inc	15,108	3,117
Element Solutions Inc *	16,800	157
FMC Corp	7,620	658
Freeport-McMoRan Inc, Cl B	94,024	864
Graphic Packaging Holding Co	15,300	211
Huntsman Corp	15,729	313
International Flavors & Fragrances Inc (A)	6,291	691
International Paper Co	23,955	937
Linde PLC	32,025	6,050
LyondellBasell Industries NV, Cl A	18,160	1,405
Martin Marietta Materials Inc	4,063	1,031
Mosaic Co/The	22,478	413
NewMarket Corp	300	142
Newmont Goldcorp Corp	46,833	1,868
Nucor Corp	19,090	935
Olin Corp	12,700	216
Owens-Illinois Inc	8,891	90
Packaging Corp of America	5,499	553

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PPG Industries Inc	14,846	$1,645
Reliance Steel & Aluminum Co	4,800	467
Royal Gold Inc	4,300	574
RPM International Inc	8,169	553
Scotts Miracle-Gro Co/The, Cl A	3,206	341
Sealed Air Corp	8,568	341
Sherwin-Williams Co/The	5,137	2,706
Silgan Holdings Inc	3,808	113
Sonoco Products Co	5,746	329
Southern Copper Corp	5,768	182
Steel Dynamics Inc	11,900	321
United States Steel Corp (A)	7,983	88
Valvoline Inc	11,204	253
Vulcan Materials Co	8,457	1,195
Westlake Chemical Corp	2,000	117
Westrock Co	17,645	603
WR Grace & Co	4,300	291
		46,473

Real Estate — 3.9%
Alexandria Real Estate Equities Inc ‡	6,500	974
American Campus Communities Inc ‡	8,000	372
American Homes 4 Rent, Cl A ‡	17,200	440
American Tower Corp, Cl A	26,322	6,059
Americold Realty Trust ‡	10,500	382
Apartment Investment & Management Co, Cl A	10,003	510
Apple Hospitality REIT Inc ‡	16,700	266
AvalonBay Communities Inc	8,541	1,815
Boston Properties Inc	9,684	1,244
Brandywine Realty Trust ‡	15,500	222
Brixmor Property Group Inc ‡	17,300	319
Brookfield Property REIT Inc, Cl A ‡(A)	6,465	122
Camden Property Trust ‡	6,047	655
CBRE Group Inc, Cl A *	19,817	1,036
Colony Capital Inc ‡	21,023	95
Columbia Property Trust Inc ‡	4,000	86
CoreSite Realty Corp ‡	2,100	244
Corporate Office Properties Trust ‡	4,600	133
Cousins Properties Inc	7,900	274
Crown Castle International Corp	24,196	3,513
CubeSmart ‡	10,700	384
CyrusOne Inc ‡	6,900	507
Digital Realty Trust Inc	12,296	1,520
Douglas Emmett Inc ‡	9,200	388
Duke Realty Corp	20,309	676
Empire State Realty Trust Inc, Cl A ‡	12,600	177
EPR Properties ‡	4,500	352
Equinix Inc	5,042	2,805
Equity Commonwealth ‡	5,325	179
Equity LifeStyle Properties Inc ‡	4,700	633
Equity Residential	22,177	1,880
Essex Property Trust Inc	3,854	1,238
Extra Space Storage Inc	7,500	914
Federal Realty Investment Trust	3,996	516
Gaming and Leisure Properties Inc ‡	12,491	489
HCP Inc	27,874	968
Healthcare Trust of America Inc, Cl A ‡	11,800	335
Highwoods Properties Inc ‡	5,400	233
Hospitality Properties Trust ‡	9,166	221
Host Hotels & Resorts Inc	46,040	739
Howard Hughes Corp/The *	2,773	350
Hudson Pacific Properties Inc ‡	9,100	309
Invitation Homes Inc ‡	24,200	696
Iron Mountain Inc (A)	19,503	621
JBG SMITH Properties ‡	8,518	326
Jones Lang LaSalle Inc	3,300	442
Kilroy Realty Corp ‡	5,200	405
Kimco Realty Corp	22,344	411

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lamar Advertising Co, Cl A ‡	4,740	$363
Liberty Property Trust ‡	9,206	480
Life Storage Inc ‡	3,300	350
Macerich Co/The (A)	7,511	214
Medical Properties Trust Inc ‡	20,800	387
Mid-America Apartment Communities Inc	6,950	880
National Retail Properties Inc ‡	9,300	522
Omega Healthcare Investors Inc ‡(A)	11,700	476
Outfront Media Inc ‡	6,580	181
Paramount Group Inc ‡	11,600	153
Park Hotels & Resorts Inc ‡	14,488	341
Prologis Inc	37,530	3,138
Public Storage	9,068	2,401
Rayonier Inc ‡	7,504	201
Realty Income Corp	19,300	1,425
Regency Centers Corp	9,658	623
Retail Properties of America Inc, Cl A ‡	14,900	169
SBA Communications Corp, Cl A	6,600	1,732
Simon Property Group Inc	18,381	2,738
SITE Centers Corp ‡	3,400	47
SL Green Realty Corp	5,768	463
Spirit Realty Capital Inc ‡(A)	4,120	198
STORE Capital Corp ‡	10,600	400
Sun Communities Inc ‡	4,900	724
Taubman Centers Inc ‡	3,300	129
UDR Inc	16,093	775
Ventas Inc	21,192	1,555
VEREIT Inc ‡	49,700	485
VICI Properties Inc ‡(A)	25,200	558
Vornado Realty Trust	9,936	601
Weingarten Realty Investors ‡	6,767	179
Welltower Inc	24,083	2,157
Weyerhaeuser Co	43,646	1,148
WP Carey Inc ‡(A)	9,700	871
		64,539

Utilities — 3.3%
AES Corp/VA	37,624	577
Alliant Energy Corp	13,052	685
Ameren Corp	15,790	1,218
American Electric Power Co Inc	30,350	2,766
American Water Works Co Inc	10,600	1,350
Aqua America Inc	12,046	533
Atmos Energy Corp	6,591	727
Avangrid Inc	3,094	156
CenterPoint Energy Inc	30,115	834
CMS Energy Corp	17,742	1,119
Consolidated Edison Inc	19,216	1,708
Dominion Energy Inc	46,870	3,639
DTE Energy Co	10,764	1,396
Duke Energy Corp	44,416	4,119
Edison International	21,779	1,574
Entergy Corp	10,498	1,185
Evergy Inc	13,149	855
Eversource Energy	18,708	1,499
Exelon Corp	57,876	2,735
FirstEnergy Corp	31,327	1,441
Hawaiian Electric Industries Inc	7,546	335
IDACORP Inc	2,700	296
MDU Resources Group Inc	10,421	280
National Fuel Gas Co	4,789	224
NextEra Energy Inc	28,273	6,194
NiSource Inc	23,521	695
NRG Energy Inc	15,100	550
OGE Energy Corp	13,436	576
PG&E Corp *	31,618	330
Pinnacle West Capital Corp	6,992	666
PPL Corp	43,826	1,295
Public Service Enterprise Group Inc	30,952	1,872

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sempra Energy	16,523	$2,340
Southern Co/The	60,703	3,537
UGI Corp	11,725	571
Vistra Energy Corp	25,100	626
WEC Energy Group Inc	18,757	1,796
Xcel Energy Inc	30,481	1,957
		54,256
Total Common Stock (Cost $589,221) ($ Thousands)		1,622,842

AFFILIATED PARTNERSHIP — 2.4%
SEI Liquidity Fund, L.P. 2.130% **†(C)	39,881,212	39,874
Total Affiliated Partnership (Cost $39,881) ($ Thousands)		39,874

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Cl F
1.970%**†	29,131,573	29,132
Total Cash Equivalent (Cost $29,132) ($ Thousands)		29,132
Total Investments in Securities — 102.0% (Cost $658,234) ($ Thousands)		$1,691,848

A list of the open futures contracts held by the Fund at August 31, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
S&P 500 Index E-MINI	203	Sep-2019	$ 29,384	$ 29,687	$ 303
S&P Mid Cap 400 Index E-MINI	15	Sep-2019	2,860	2,822	(38)

			$ 32,244	$ 32,509	$ 265

Percentages are based on Net Assets of $1,657,703 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of August 31, 2019.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2019. The total market value of securities on loan at August 31, 2019 was $39,023 ($ Thousands).
(B)	Security is a Master Limited Partnership. At August 31, 2019, such securities amounted to $237 ($ Thousands), or 0.01% of the net assets.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2019 was $39,874 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate investment Trust

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of August 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,622,842	$–	$–	$1,622,842
Affiliated Partnership	–	39,874	–	39,874
Cash Equivalent	29,132	–	–	29,132

Total Investments in Securities	$1,651,974	$39,874	$–	$1,691,848

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$303	$–	$–	$303
Unrealized Depreciation	(38)	–	–	(38)

Total Other Financial Instruments	$265	$–	$–	$265

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is summary of the transactions with affiliates for the period ended August 31, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2019	Shares	Dividend Income	Capital Gains
SEI Investment Co.	$339	$—	$—	$—	$49	$388	6,742	$2	$—
SEI Liquidity Fund, L.P.	20,606	59,899	(40,626)	—	(5)	39,874	39,881,212	10	—
SEI Daily Income Trust, Government Fund, Cl F	32,626	57,178	(60,672)	—	—	29,132	29,131,573	164	—
Totals	$53,571	$117,077	$(101,298)	$—	$44	$69,394	69,019,527	$176	$—

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.6%

Communication Services — 10.2%
Activision Blizzard Inc	137,900	$6,978
Alphabet Inc, Cl A *	53,641	63,861
Alphabet Inc, Cl C *	54,863	65,183
AT&T Inc	1,306,591	46,070
CBS Corp, Cl B	61,937	2,605
CenturyLink Inc (A)	169,974	1,934
Charter Communications Inc, Cl A *	30,900	12,656
Comcast Corp, Cl A	811,148	35,901
Discovery Inc, Cl A *(A)	26,100	720
Discovery Inc, Cl C *	64,445	1,677
DISH Network Corp, Cl A *	39,000	1,309
Electronic Arts Inc *	53,500	5,012
Facebook Inc, Cl A *	429,978	79,834
Fox Corp	92,457	3,056
Interpublic Group of Cos Inc/The	68,400	1,360
Netflix Inc *	78,379	23,024
News Corp	23,200	329
News Corp, Cl A	71,283	980
Omnicom Group Inc	38,700	2,944
Take-Two Interactive Software Inc *	20,200	2,666
T-Mobile US Inc *	57,100	4,457
TripAdvisor Inc *(A)	17,795	676
Twitter Inc *	129,900	5,540
Verizon Communications Inc	740,452	43,065
Viacom Inc, Cl B	62,800	1,569
Walt Disney Co/The	312,519	42,896
		456,302

Consumer Discretionary — 9.9%
Advance Auto Parts Inc	13,100	1,807
Amazon.com Inc *	73,960	131,374
Aptiv PLC	45,200	3,759
AutoZone Inc *	4,345	4,787
Best Buy Co Inc	41,087	2,615
Booking Holdings Inc *	7,784	15,307
BorgWarner Inc	34,800	1,136
Capri Holdings Ltd *	25,100	662
CarMax Inc *(A)	29,400	2,448
Carnival Corp, Cl A	70,400	3,103
Chipotle Mexican Grill Inc, Cl A *	4,320	3,622
Darden Restaurants Inc	21,695	2,625
Dollar General Corp	46,500	7,258
Dollar Tree Inc *	42,969	4,363
DR Horton Inc	59,891	2,963
eBay Inc	147,583	5,946
Expedia Group Inc	24,695	3,213
Ford Motor Co	695,843	6,381
Gap Inc/The	36,800	581
Garmin Ltd	21,895	1,786
General Motors Co	237,087	8,794
Genuine Parts Co	25,700	2,320
H&R Block Inc (A)	33,591	814
Hanesbrands Inc (A)	60,500	826
Harley-Davidson Inc (A)	26,500	845
Hasbro Inc	21,095	2,330
Hilton Worldwide Holdings Inc	52,500	4,849
Home Depot Inc/The	196,987	44,895
Kohl’s Corp (A)	29,391	1,389

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
L Brands Inc	38,200	$631
Leggett & Platt Inc (A)	21,795	811
Lennar Corp, Cl A	50,491	2,575
LKQ Corp *	53,100	1,395
Lowe’s Cos Inc	140,387	15,751
Macy’s Inc	55,600	821
Marriott International Inc/MD, Cl A	49,736	6,270
McDonald’s Corp	136,787	29,815
MGM Resorts International	90,000	2,525
Mohawk Industries Inc *	11,400	1,355
Newell Brands Inc (A)	70,590	1,172
NIKE Inc, Cl B	225,282	19,036
Nordstrom Inc (A)	16,595	481
Norwegian Cruise Line Holdings Ltd *	38,100	1,934
O’Reilly Automotive Inc *	14,100	5,411
PulteGroup Inc	46,283	1,564
PVH Corp	13,700	1,038
Ralph Lauren Corp, Cl A	8,695	768
Ross Stores Inc	66,100	7,007
Royal Caribbean Cruises Ltd	30,100	3,139
Starbucks Corp	217,082	20,961
Tapestry Inc	48,791	1,008
Target Corp	92,091	9,857
Tiffany & Co (A)	19,495	1,655
TJX Cos Inc/The	217,682	11,966
Tractor Supply Co	21,300	2,170
Ulta Beauty Inc *	9,900	2,354
Under Armour Inc, Cl A *(A)	31,095	579
Under Armour Inc, Cl C *	34,832	589
VF Corp	58,791	4,818
Whirlpool Corp	11,300	1,572
Wynn Resorts Ltd	17,100	1,884
Yum! Brands Inc	55,100	6,435
		442,145

Consumer Staples — 7.4%
Altria Group Inc	335,583	14,678
Archer-Daniels-Midland Co	98,191	3,736
Brown-Forman Corp, Cl B	29,690	1,751
Campbell Soup Co (A)	34,491	1,552
Church & Dwight Co Inc	43,300	3,454
Clorox Co/The	22,400	3,543
Coca-Cola Co/The	687,557	37,843
Colgate-Palmolive Co	154,191	11,433
Conagra Brands Inc	85,887	2,436
Constellation Brands Inc, Cl A	29,700	6,069
Costco Wholesale Corp	78,800	23,227
Coty Inc, Cl A (A)	56,021	535
Estee Lauder Cos Inc/The, Cl A	38,900	7,702
General Mills Inc	107,896	5,805
Hershey Co/The	24,500	3,883
Hormel Foods Corp (A)	48,292	2,058
JM Smucker Co/The	20,195	2,124
Kellogg Co	43,900	2,757
Kimberly-Clark Corp	61,796	8,720
Kraft Heinz Co/The	109,291	2,789
Kroger Co/The	141,882	3,360
Lamb Weston Holdings Inc	25,200	1,774
McCormick & Co Inc/MD	21,495	3,501
Molson Coors Brewing Co, Cl B	33,295	1,710
Mondelez International Inc, Cl A	258,478	14,273
Monster Beverage Corp *	70,731	4,150
PepsiCo Inc	251,078	34,330
Philip Morris International Inc	278,878	20,104
Procter & Gamble Co/The	448,967	53,979
Sysco Corp	85,200	6,333
Tyson Foods Inc, Cl A	53,187	4,949
Walgreens Boots Alliance Inc	137,787	7,053

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Walmart Inc	250,583	$28,632
		330,243

Energy — 4.3%
Apache Corp	66,700	1,439
Baker Hughes a GE Co, Cl A	91,000	1,974
Cabot Oil & Gas Corp, Cl A	75,687	1,296
Chevron Corp	341,078	40,152
Cimarex Energy Co	16,396	701
Concho Resources Inc	35,200	2,575
ConocoPhillips	202,983	10,592
Devon Energy Corp	71,000	1,561
Diamondback Energy Inc	27,200	2,668
EOG Resources Inc	102,791	7,626
Exxon Mobil Corp	757,400	51,867
Halliburton Co	153,491	2,892
Helmerich & Payne Inc	20,395	767
Hess Corp	44,900	2,826
HollyFrontier Corp	26,500	1,175
Kinder Morgan Inc/DE	350,383	7,102
Marathon Oil Corp	145,900	1,727
Marathon Petroleum Corp	119,411	5,876
National Oilwell Varco Inc	69,900	1,428
Noble Energy Inc (A)	86,300	1,949
Occidental Petroleum Corp	158,425	6,888
ONEOK Inc	73,391	5,231
Phillips 66	74,096	7,308
Pioneer Natural Resources Co	30,496	3,764
Schlumberger Ltd	245,266	7,954
TechnipFMC PLC	74,800	1,858
Valero Energy Corp	74,100	5,578
Williams Cos Inc/The	218,596	5,159
		191,933

Financials — 12.5%
Affiliated Managers Group Inc	8,300	636
Aflac Inc	132,282	6,638
Allstate Corp/The	59,100	6,051
American Express Co	122,887	14,792
American International Group Inc	156,378	8,138
Ameriprise Financial Inc	23,500	3,031
Aon PLC	43,200	8,418
Arthur J Gallagher & Co	32,600	2,957
Assurant Inc	10,495	1,291
Bank of America Corp	1,583,183	43,553
Bank of New York Mellon Corp/The	156,187	6,569
BB&T Corp	137,891	6,571
Berkshire Hathaway Inc, Cl B *	346,828	70,548
BlackRock Inc, Cl A	21,396	9,041
Capital One Financial Corp	84,496	7,319
Cboe Global Markets Inc	19,900	2,371
Charles Schwab Corp/The	213,691	8,178
Chubb Ltd	82,147	12,838
Cincinnati Financial Corp	26,696	3,003
Citigroup Inc	414,257	26,657
Citizens Financial Group Inc	80,800	2,726
CME Group Inc, Cl A	64,195	13,949
Comerica Inc	26,291	1,621
Discover Financial Services	58,400	4,670
E*TRADE Financial Corp	43,391	1,811
Everest Re Group Ltd	7,200	1,698
Fifth Third Bancorp	127,800	3,380
First Republic Bank/CA	29,000	2,602
Franklin Resources Inc (A)	52,295	1,374
Globe Life Inc	18,046	1,611
Goldman Sachs Group Inc/The	61,091	12,457
Hartford Financial Services Group Inc/The	63,300	3,689

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Huntington Bancshares Inc/OH	184,861	$2,449
Intercontinental Exchange Inc	101,300	9,470
Invesco Ltd	72,900	1,145
Jefferies Financial Group Inc	42,187	786
JPMorgan Chase & Co	580,657	63,791
KeyCorp	177,300	2,943
Lincoln National Corp	35,800	1,893
Loews Corp	48,887	2,350
M&T Bank Corp	23,923	3,498
MarketAxess Holdings Inc	6,700	2,664
Marsh & McLennan Cos Inc	91,891	9,179
MetLife Inc	170,987	7,575
Moody’s Corp	29,700	6,403
Morgan Stanley	229,700	9,530
MSCI Inc, Cl A	14,800	3,473
Nasdaq Inc	20,600	2,057
Northern Trust Corp	38,196	3,359
People’s United Financial Inc	70,900	1,019
PNC Financial Services Group Inc/The	81,091	10,455
Principal Financial Group Inc	45,891	2,442
Progressive Corp/The	104,983	7,958
Prudential Financial Inc	72,000	5,766
Raymond James Financial Inc	22,800	1,790
Regions Financial Corp	178,600	2,611
S&P Global Inc	44,200	11,500
State Street Corp	65,500	3,361
SunTrust Banks Inc	78,900	4,853
SVB Financial Group *	9,300	1,810
Synchrony Financial	111,221	3,565
T Rowe Price Group Inc	42,700	4,723
Travelers Cos Inc/The	47,096	6,921
Unum Group	36,391	925
US Bancorp	268,483	14,146
Wells Fargo & Co	724,448	33,738
Willis Towers Watson PLC	23,345	4,622
Zions Bancorp NA	32,700	1,344
		556,302

Health Care — 13.6%
Abbott Laboratories	316,048	26,965
AbbVie Inc	265,078	17,426
ABIOMED Inc *	8,000	1,545
Agilent Technologies Inc	55,391	3,939
Alexion Pharmaceuticals Inc *	40,500	4,081
Align Technology Inc *	12,800	2,344
Allergan PLC	55,399	8,848
AmerisourceBergen Corp, Cl A	27,596	2,270
Amgen Inc	109,291	22,800
Anthem Inc	46,196	12,081
Baxter International Inc	84,129	7,399
Becton Dickinson and Co	48,439	12,300
Biogen Inc *	34,900	7,669
Boston Scientific Corp *	249,800	10,674
Bristol-Myers Squibb Co	293,483	14,108
Cardinal Health Inc	52,596	2,268
Celgene Corp *	126,587	12,254
Centene Corp *	72,200	3,366
Cerner Corp	58,800	4,052
Cigna Corp	68,207	10,502
Cooper Cos Inc/The	8,700	2,695
CVS Health Corp	233,057	14,198
Danaher Corp	113,000	16,056
DaVita Inc *	21,395	1,206
DENTSPLY SIRONA Inc	42,691	2,226
Edwards Lifesciences Corp *	37,500	8,319
Eli Lilly & Co	154,945	17,504
Gilead Sciences Inc	228,078	14,492
HCA Healthcare Inc	48,095	5,781
Henry Schein Inc *(A)	25,600	1,577
Hologic Inc *	47,400	2,340

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Humana Inc	24,296	$6,881
IDEXX Laboratories Inc *	15,500	4,491
Illumina Inc *	26,400	7,427
Incyte Corp *	31,400	2,569
Intuitive Surgical Inc *	20,700	10,585
IQVIA Holdings Inc *	28,500	4,422
Johnson & Johnson	475,270	61,006
Laboratory Corp of America Holdings *	17,600	2,949
McKesson Corp	34,300	4,743
Medtronic PLC	240,161	25,911
Merck & Co Inc	460,970	39,860
Mettler-Toledo International Inc *	4,500	2,955
Mylan NV *	92,896	1,809
Nektar Therapeutics, Cl A *(A)	32,200	566
PerkinElmer Inc	19,700	1,629
Perrigo Co PLC	21,296	996
Pfizer Inc	994,235	35,345
Quest Diagnostics Inc	23,800	2,436
Regeneron Pharmaceuticals Inc *	14,200	4,119
ResMed Inc	25,200	3,510
Stryker Corp	55,596	12,268
Teleflex Inc	8,400	3,057
Thermo Fisher Scientific Inc	71,691	20,580
UnitedHealth Group Inc	170,187	39,824
Universal Health Services Inc, Cl B	14,900	2,154
Varian Medical Systems Inc *	16,095	1,705
Vertex Pharmaceuticals Inc *	45,400	8,173
Waters Corp *	12,200	2,585
WellCare Health Plans Inc *	8,900	2,410
Zimmer Biomet Holdings Inc	36,995	5,150
Zoetis Inc, Cl A	86,000	10,872
		606,272

Industrials — 9.0%
3M Co	103,391	16,720
Alaska Air Group Inc	21,000	1,254
Allegion PLC	16,696	1,607
American Airlines Group Inc	71,191	1,873
AMETEK Inc	40,000	3,437
AO Smith Corp	24,000	1,117
Arconic Inc	72,166	1,865
Boeing Co/The	93,691	34,112
Caterpillar Inc	102,691	12,220
CH Robinson Worldwide Inc (A)	24,195	2,044
Cintas Corp	15,095	3,982
Copart Inc *	35,500	2,676
CSX Corp	138,178	9,261
Cummins Inc	26,196	3,910
Deere & Co	56,996	8,829
Delta Air Lines Inc	107,287	6,208
Dover Corp	25,600	2,400
Eaton Corp PLC	76,195	6,151
Emerson Electric Co	108,991	6,495
Equifax Inc	21,295	3,117
Expeditors International of Washington Inc	30,391	2,161
Fastenal Co	100,582	3,080
FedEx Corp	42,500	6,741
Flowserve Corp	22,100	943
Fortive Corp	51,625	3,660
Fortune Brands Home & Security Inc	25,500	1,302
General Dynamics Corp	48,796	9,333
General Electric Co	1,565,188	12,913
Honeywell International Inc	130,387	21,464
Huntington Ingalls Industries Inc	7,500	1,568
IDEX Corp	13,300	2,191
IHS Markit Ltd *	65,700	4,311
Illinois Tool Works Inc	53,895	8,077
Ingersoll-Rand PLC	43,496	5,267
Jacobs Engineering Group Inc	20,396	1,812

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JB Hunt Transport Services Inc	15,600	$1,685
Johnson Controls International PLC	141,346	6,034
Kansas City Southern	17,800	2,239
L3Harris Technologies Inc	39,760	8,406
Lockheed Martin Corp	44,056	16,922
Masco Corp	52,800	2,151
Nielsen Holdings PLC	63,500	1,318
Norfolk Southern Corp	47,796	8,319
Northrop Grumman Corp	30,496	11,219
PACCAR Inc	62,600	4,104
Parker-Hannifin Corp	22,500	3,730
Pentair PLC	29,000	1,042
Quanta Services Inc	25,900	878
Raytheon Co	50,095	9,284
Republic Services Inc, Cl A	37,900	3,383
Robert Half International Inc	21,695	1,160
Rockwell Automation Inc	20,796	3,177
Rollins Inc (A)	25,500	837
Roper Technologies Inc	18,700	6,858
Snap-on Inc	9,500	1,412
Southwest Airlines Co	88,287	4,619
Stanley Black & Decker Inc	26,595	3,533
Textron Inc	41,191	1,854
TransDigm Group Inc	8,700	4,683
Union Pacific Corp	126,887	20,551
United Airlines Holdings Inc *	38,800	3,271
United Parcel Service Inc, Cl B	125,087	14,843
United Rentals Inc *	14,200	1,598
United Technologies Corp	145,385	18,935
Verisk Analytics Inc, Cl A	29,500	4,765
Wabtec Corp (A)	32,753	2,267
Waste Management Inc	70,200	8,378
WW Grainger Inc	8,000	2,189
Xylem Inc/NY	31,700	2,429
		402,174

Information Technology — 21.5%
Accenture PLC, Cl A	114,296	22,650
Adobe Inc *	87,395	24,865
Advanced Micro Devices Inc *(A)	157,600	4,956
Akamai Technologies Inc *	28,996	2,584
Alliance Data Systems Corp	6,600	811
Amphenol Corp, Cl A	53,891	4,718
Analog Devices Inc	65,506	7,194
ANSYS Inc *	14,800	3,057
Apple Inc	782,046	163,244
Applied Materials Inc	168,400	8,087
Arista Networks Inc *	9,400	2,130
Autodesk Inc *	39,600	5,656
Automatic Data Processing Inc	78,091	13,263
Broadcom Inc	70,959	20,056
Broadridge Financial Solutions Inc	20,600	2,666
Cadence Design Systems Inc *	49,200	3,369
Cisco Systems Inc	766,643	35,886
Citrix Systems Inc	22,100	2,055
Cognizant Technology Solutions Corp, Cl A	100,995	6,200
Corning Inc	141,970	3,954
DXC Technology Co	47,252	1,570
F5 Networks Inc *	10,700	1,377
Fidelity National Information Services Inc	109,900	14,971
Fiserv Inc *	102,300	10,940
FleetCor Technologies Inc *	15,600	4,655
FLIR Systems Inc	23,400	1,153
Fortinet Inc *	25,700	2,035
Gartner Inc *	15,900	2,125
Global Payments Inc	28,282	4,694
Hewlett Packard Enterprise Co	235,074	3,249
HP Inc	271,874	4,973
Intel Corp	801,752	38,011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
International Business Machines Corp	158,951	$21,543
Intuit Inc	46,500	13,409
IPG Photonics Corp *	6,600	817
Jack Henry & Associates Inc	13,500	1,957
Juniper Networks Inc	58,200	1,348
Keysight Technologies Inc *	33,100	3,206
KLA Corp	28,800	4,259
Lam Research Corp	26,995	5,683
Leidos Holdings Inc	25,400	2,219
Mastercard Inc, Cl A	160,947	45,286
Maxim Integrated Products Inc	48,000	2,618
Microchip Technology Inc (A)	41,796	3,608
Micron Technology Inc *	198,900	9,004
Microsoft Corp	1,370,904	188,993
Motorola Solutions Inc	29,688	5,371
NetApp Inc	44,291	2,129
NVIDIA Corp	109,183	18,289
Oracle Corp	434,865	22,639
Paychex Inc	57,787	4,721
PayPal Holdings Inc *	210,583	22,964
Qorvo Inc *	20,400	1,457
QUALCOMM Inc	217,978	16,952
salesforce.com Inc *	153,091	23,893
Seagate Technology PLC	44,900	2,254
Skyworks Solutions Inc	30,596	2,303
Symantec Corp	111,000	2,581
Synopsys Inc *	26,300	3,730
TE Connectivity Ltd	59,891	5,463
Texas Instruments Inc	168,183	20,813
Total System Services Inc	29,491	3,958
VeriSign Inc *	18,400	3,751
Visa Inc, Cl A	311,270	56,284
Western Digital Corp	51,731	2,963
Western Union Co/The (A)	74,178	1,641
Xerox Holdings Corp	33,450	970
Xilinx Inc	45,800	4,766
		960,996

Materials — 2.6%
Air Products & Chemicals Inc	39,600	8,946
Albemarle Corp (A)	19,100	1,179
Amcor PLC	285,162	2,800
Avery Dennison Corp	15,100	1,745
Ball Corp	60,392	4,856
Celanese Corp, Cl A	22,500	2,551
CF Industries Holdings Inc	39,900	1,923
Corteva Inc	131,331	3,851
Dow Inc	134,965	5,754
DuPont de Nemours Inc	134,631	9,146
Eastman Chemical Co	24,596	1,608
Ecolab Inc	45,596	9,407
FMC Corp	23,400	2,020
Freeport-McMoRan Inc, Cl B	255,200	2,345
International Flavors & Fragrances Inc (A)	17,900	1,965
International Paper Co	69,996	2,737
Linde PLC	97,360	18,392
LyondellBasell Industries NV, Cl A	48,156	3,726
Martin Marietta Materials Inc	11,100	2,817
Mosaic Co/The	63,591	1,169
Newmont Goldcorp Corp	145,683	5,811
Nucor Corp	54,487	2,669
Packaging Corp of America	16,800	1,690
PPG Industries Inc	42,000	4,653
Sealed Air Corp	26,100	1,039
Sherwin-Williams Co/The	14,400	7,585
Vulcan Materials Co	23,200	3,277
Westrock Co	45,782	1,565
		117,226

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Real Estate — 3.2%
Alexandria Real Estate Equities Inc ‡	19,900	$2,982
American Tower Corp, Cl A ‡	79,300	18,254
Apartment Investment & Management Co, Cl A ‡	27,111	1,383
AvalonBay Communities Inc ‡	25,100	5,335
Boston Properties Inc ‡	27,100	3,480
CBRE Group Inc, Cl A *	55,091	2,880
Crown Castle International Corp ‡	74,696	10,844
Digital Realty Trust Inc ‡	37,600	4,648
Duke Realty Corp ‡	65,600	2,183
Equinix Inc ‡	15,157	8,432
Equity Residential ‡	66,796	5,662
Essex Property Trust Inc ‡	11,500	3,694
Extra Space Storage Inc ‡	22,500	2,743
Federal Realty Investment Trust ‡	13,300	1,718
HCP Inc ‡	84,200	2,923
Host Hotels & Resorts Inc ‡	130,874	2,099
Iron Mountain Inc ‡(A)	51,201	1,631
Kimco Realty Corp ‡	72,187	1,327
Macerich Co/The ‡(A)	19,996	570
Mid-America Apartment Communities Inc ‡	20,100	2,546
Prologis Inc ‡	113,300	9,474
Public Storage ‡	26,595	7,041
Realty Income Corp ‡	56,900	4,200
Regency Centers Corp ‡	29,600	1,910
SBA Communications Corp, Cl A ‡	20,400	5,354
Simon Property Group Inc ‡	55,596	8,280
SL Green Realty Corp ‡	14,400	1,155
UDR Inc ‡	49,800	2,399
Ventas Inc ‡	66,700	4,895
Vornado Realty Trust ‡	31,296	1,892
Welltower Inc ‡	71,900	6,439
Weyerhaeuser Co ‡	130,745	3,440
		141,813

Utilities — 3.4%
AES Corp/VA	117,600	1,803
Alliant Energy Corp	41,800	2,192
Ameren Corp	43,191	3,332
American Electric Power Co Inc	88,700	8,085
American Water Works Co Inc	32,600	4,151
Atmos Energy Corp	20,800	2,293
CenterPoint Energy Inc	88,583	2,453
CMS Energy Corp	51,491	3,246
Consolidated Edison Inc	58,200	5,174
Dominion Energy Inc	144,085	11,185
DTE Energy Co	33,100	4,292
Duke Energy Corp	130,691	12,120
Edison International	62,996	4,553
Entergy Corp	33,400	3,769
Evergy Inc	43,300	2,814
Eversource Energy	58,000	4,648
Exelon Corp	174,591	8,251
FirstEnergy Corp	88,587	4,075
NextEra Energy Inc	85,900	18,819
NiSource Inc	67,287	1,988
NRG Energy Inc	45,987	1,674
Pinnacle West Capital Corp	19,900	1,897
PPL Corp	130,600	3,859
Public Service Enterprise Group Inc	91,100	5,509
Sempra Energy	48,695	6,897
Southern Co/The	186,900	10,889
WEC Energy Group Inc	56,831	5,443
Xcel Energy Inc	92,683	5,952
		151,363
Total Common Stock (Cost $2,991,486) ($ Thousands)		4,356,769

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.9%
SEI Liquidity Fund, L.P.
2.130% **†(B)	41,038,252	$41,027
Total Affiliated Partnership (Cost $41,037) ($ Thousands)		41,027

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Cl F
1.970% **†	94,820,321	94,820
Total Cash Equivalent (Cost $94,820) ($ Thousands)		94,820
Total Investments in Securities — 100.6% (Cost $3,127,343) ($ Thousands)		$4,492,616

A list of the open futures contracts held by the Fund at August 31, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	724	Sep-2019	$104,793	$105,878	$1,085

Percentages are based on Net Assets of $4,464,703 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of August 31, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2019. The total market value of securities on loan at August 31, 2019 was $40,929 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2019 was $41,027 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers and Automated Quotations

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of August 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,356,769	$–	$–	$4,356,769
Affiliated Partnership	–	41,027	–	41,027
Cash Equivalent	94,820	–	–	94,820

Total Investments in Securities	$4,451,589	$41,027	$–	$4,492,616

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,085	$–	$–	$1,085

Total Other Financial Instruments	$1,085	$–	$–	$1,085

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Depreciation	Value 8/31/2019	Shares	Dividend Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 25,367	$ 70,132	$ (54,467)	$—	$ (5)	$ 41,027	41,038,252	$ 5	$ —
SEI Daily Income Trust, Government Fund, Cl F	99,297	405,896	(410,373)	—	—	94,820	94,820,321	552	—

Totals	$ 124,664	$ 476,028	$ (464,840)	$—	$ (5)	$ 135,847	135,858,573	$ 557	$ —

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Extended Market Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.1%

Communication Services — 4.5%
Altice USA Inc, Cl A *	72,600	$2,097
AMC Entertainment Holdings Inc, Cl A (A)	11,994	133
AMC Networks Inc, Cl A *	9,260	449
Anterix Inc *	2,000	77
ATN International Inc	2,267	129
Bandwidth Inc, Cl A *	3,900	340
Boingo Wireless Inc *	9,200	118
Boston Omaha Corp, Cl A *(A)	4,300	88
Cable One Inc	1,000	1,298
Cardlytics Inc *	4,800	180
Care.com Inc *	3,200	32
Cargurus Inc, Cl A *(A)	16,400	535
Cars.com Inc *(A)	15,200	135
Central European Media Enterprises Ltd, Cl A *	23,106	107
Cincinnati Bell Inc *	9,904	54
Cinemark Holdings Inc	23,640	902
Clear Channel Outdoor Holdings Inc, Cl A *	6,796	18
Cogent Communications Holdings Inc	9,604	585
Consolidated Communications Holdings Inc	13,612	55
Cumulus Media Inc, Cl A *(B)	5,700	77
Daily Journal Corp *	100	20
Emerald Expositions Events Inc	5,700	54
Entercom Communications Corp, Cl A (A)	30,782	110
Entravision Communications Corp, Cl A	14,200	43
Eros International PLC *	5,900	10
Eventbrite Inc, Cl A *(A)	10,500	184
EW Scripps Co/The, Cl A	13,896	172
Fluent Inc *	18,300	55
Frontier Communications Corp *(A)	17,073	14
Gannett Co Inc (A)	27,800	292
GCI Liberty Inc *	22,847	1,422
Glu Mobile Inc *	25,600	114
Gogo Inc *(A)	13,900	56
Gray Television Inc *	17,800	272
Hemisphere Media Group Inc, Cl A *	3,500	42
IAC/InterActiveCorp *	16,921	4,309
IMAX Corp *	11,800	247
Intelsat SA *(A)	16,100	333
Iridium Communications Inc *(A)	24,246	586
John Wiley & Sons Inc, Cl A	9,572	426
Liberty Broadband Corp, Cl A *	5,983	627
Liberty Broadband Corp, Cl C *	24,168	2,548
Liberty Latin America Ltd, Cl A *	8,300	136
Liberty Latin America Ltd, Cl C *	26,500	437
Liberty Media Corp-Liberty Braves, Cl A *	1,803	50
Liberty Media Corp-Liberty Braves, Cl C *	6,565	180
Liberty Media Corp-Liberty Formula One, Cl A *	4,508	178
Liberty Media Corp-Liberty Formula One, Cl C *	43,642	1,822
Liberty Media Corp-Liberty SiriusXM, Cl A *	17,935	726
Liberty Media Corp-Liberty SiriusXM, Cl C *	34,570	1,411
Liberty TripAdvisor Holdings Inc, Cl A *	13,392	117
Lions Gate Entertainment Corp, Cl A (A)	9,155	83
Lions Gate Entertainment Corp, Cl B	19,675	164
Live Nation Entertainment Inc *	28,403	1,974
LiveXLive Media Inc *	5,200	12
Loral Space & Communications Inc *	2,700	100

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Madison Square Garden Co/The, Cl A *	4,179	$1,054
Marcus Corp/The	4,061	136
Match Group Inc (A)	11,800	1,001
MDC Partners Inc, Cl A *	8,576	20
Meet Group Inc/The *	10,200	35
Meredith Corp (A)	9,244	405
MSG Networks Inc *	11,940	196
National CineMedia Inc	15,007	123
New Media Investment Group Inc (A)	17,900	157
New York Times Co/The, Cl A (A)	38,182	1,115
Nexstar Media Group Inc, Cl A	10,044	993
Ooma Inc *	6,900	86
ORBCOMM Inc *	12,086	56
Pareteum Corp *(A)	38,800	83
QuinStreet Inc *	9,586	110
Reading International Inc, Cl A *	3,800	47
Rosetta Stone Inc *	5,200	95
Saga Communications Inc, Cl A	593	17
Scholastic Corp	5,667	199
Shenandoah Telecommunications Co	12,404	391
Sinclair Broadcast Group Inc, Cl A (A)	12,711	567
Sirius XM Holdings Inc (A)	312,681	1,929
Spok Holdings Inc	4,132	49
Spotify Technology SA *	26,900	3,630
Sprint Corp *(A)	122,290	830
TechTarget Inc *	4,700	112
TEGNA Inc	45,700	654
Telephone & Data Systems Inc	24,555	619
Tribune Media Co, Cl A	20,800	969
Tribune Publishing Co	4,100	31
TrueCar Inc *	32,300	128
United States Cellular Corp *	2,952	106
Vonage Holdings Corp *	54,520	721
WideOpenWest Inc *	5,500	31
World Wrestling Entertainment Inc, Cl A (A)	9,834	702
Yelp Inc, Cl A *	17,198	576
Zayo Group Holdings Inc *	52,200	1,757
Zillow Group Inc, Cl A *(A)	12,791	437
Zillow Group Inc, Cl C *(A)	26,582	915
Zynga Inc, Cl A *	199,374	1,138
		48,955

Consumer Discretionary — 11.7%
1-800-Flowers.com Inc, Cl A *	7,300	107
Aaron’s Inc	14,816	950
Abercrombie & Fitch Co, Cl A	14,600	213
Acushnet Holdings Corp	8,600	223
Adient PLC	18,200	367
Adtalem Global Education Inc *	12,881	550
American Axle & Manufacturing Holdings Inc *	26,798	170
American Eagle Outfitters Inc	39,222	660
American Outdoor Brands Corp *	12,383	74
American Public Education Inc *	2,727	66
America’s Car-Mart Inc/TX *	1,750	150
Aramark	56,200	2,296
Asbury Automotive Group Inc *	4,498	424
Ascena Retail Group Inc *(A)	33,727	8
At Home Group Inc *(A)	8,700	59
AutoNation Inc *	13,200	626
Barnes & Noble Education Inc *	5,894	23
Bassett Furniture Industries Inc	2,700	33
BBX Capital Corp, Cl A	12,600	52
Beazer Homes USA Inc *	7,161	90
Bed Bath & Beyond Inc (A)	26,200	253
Big Lots Inc	8,446	192
Biglari Holdings Inc, Cl B *	182	16
BJ’s Restaurants Inc	4,642	169
Bloomin’ Brands Inc	21,550	389
Boot Barn Holdings Inc *	7,200	247

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Boyd Gaming Corp	17,545	$422
Bright Horizons Family Solutions Inc *	12,835	2,118
Brinker International Inc (A)	8,482	322
Brunswick Corp/DE	19,283	899
Buckle Inc/The (A)	4,851	95
Burlington Stores Inc *	14,900	3,017
Caesars Entertainment Corp *(A)	132,308	1,523
Caleres Inc	8,576	173
Callaway Golf Co	21,906	389
Camping World Holdings Inc, Cl A (A)	7,000	53
Career Education Corp *	16,254	333
Carriage Services Inc, Cl A	2,006	43
Carrols Restaurant Group Inc *	7,900	58
Carter’s Inc	9,970	912
Carvana Co, Cl A *(A)	9,000	730
Cato Corp/The, Cl A	6,296	108
Cavco Industries Inc *	1,831	336
Century Casinos Inc *	4,000	31
Century Communities Inc *	7,800	220
Cheesecake Factory Inc/The (A)	9,323	354
Chegg Inc *	27,200	1,078
Chico’s FAS Inc	26,951	84
Children’s Place Inc/The (A)	3,433	300
Choice Hotels International Inc	8,077	735
Churchill Downs Inc	7,731	953
Chuy’s Holdings Inc *	2,335	59
Citi Trends Inc	3,097	52
Clarus Corp	5,100	56
Collectors Universe Inc	3,900	101
Columbia Sportswear Co	6,544	614
Conn’s Inc *(A)	3,909	79
Container Store Group Inc/The *	1,600	7
Cooper Tire & Rubber Co	9,532	224
Cooper-Standard Holdings Inc *	3,300	124
Core-Mark Holding Co Inc	9,436	306
Cracker Barrel Old Country Store Inc (A)	4,144	685
Crocs Inc *	15,703	350
Culp Inc	2,861	40
Dana Inc	28,898	368
Dave & Buster’s Entertainment Inc (A)	8,500	366
Deckers Outdoor Corp *	6,504	959
Del Frisco’s Restaurant Group Inc *	3,900	31
Del Taco Restaurants Inc *	4,500	50
Denny’s Corp *	14,463	341
Designer Brands Inc, Cl A	12,192	201
Dick’s Sporting Goods Inc (A)	14,835	505
Dillard’s Inc, Cl A (A)	2,562	150
Dine Brands Global Inc (A)	3,272	231
Domino’s Pizza Inc	9,458	2,145
Dorman Products Inc *	6,740	479
Drive Shack Inc *	5,800	27
Duluth Holdings Inc, Cl B *	2,900	27
Dunkin’ Brands Group Inc	18,330	1,511
El Pollo Loco Holdings Inc *	3,900	40
Eldorado Resorts Inc *	14,700	566
Ethan Allen Interiors Inc	5,276	91
Etsy Inc *	26,400	1,394
Everi Holdings Inc *	12,900	115
Express Inc *	14,962	32
Extended Stay America Inc	42,100	591
Fiesta Restaurant Group Inc *	2,905	25
Five Below Inc *	12,705	1,561
Flexsteel Industries Inc	1,700	26
Floor & Decor Holdings Inc, Cl A *	14,700	724
Foot Locker Inc	24,200	876
Fossil Group Inc *(A)	8,500	109
Fox Factory Holding Corp *	7,800	562
frontdoor Inc *	18,650	957
Funko Inc, Cl A *(A)	4,400	106

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gaia Inc, Cl A *	2,200	$15
GameStop Corp, Cl A (A)	21,400	85
Genesco Inc *	4,069	145
Gentex Corp	56,190	1,495
Gentherm Inc *	7,748	284
G-III Apparel Group Ltd *	10,906	224
GNC Holdings Inc, Cl A *(A)	13,278	26
Golden Entertainment Inc *	2,100	30
Goodyear Tire & Rubber Co/The	52,800	606
GoPro Inc, Cl A *	21,400	83
Graham Holdings Co, Cl B	900	634
Grand Canyon Education Inc *	11,015	1,383
Green Brick Partners Inc *	6,200	57
Group 1 Automotive Inc	3,535	264
Groupon Inc, Cl A *	109,141	271
GrubHub Inc *(A)	21,400	1,270
Guess? Inc	11,317	204
Habit Restaurants Inc/The, Cl A *	1,600	14
Hamilton Beach Brands Holding Co, Cl A	2,010	28
Haverty Furniture Cos Inc	4,363	84
Helen of Troy Ltd *	5,548	852
Hibbett Sports Inc *	4,012	66
Hilton Grand Vacations Inc *	21,870	739
Hooker Furniture Corp	2,700	48
Houghton Mifflin Harcourt Co *	18,000	107
Hudson Ltd, Cl A *	7,500	81
Hyatt Hotels Corp, Cl A	8,627	622
Installed Building Products Inc *	5,200	296
International Game Technology PLC (A)	21,600	259
International Speedway Corp, Cl A	4,298	193
iRobot Corp *(A)	6,402	396
J Alexander’s Holdings Inc *	2,756	33
Jack in the Box Inc	5,321	454
JC Penney Co Inc *(A)	61,395	46
Johnson Outdoors Inc, Cl A	700	39
K12 Inc *	8,088	213
KB Home	18,185	511
Kontoor Brands Inc	9,200	315
Lands’ End Inc *	4,362	34
Las Vegas Sands Corp	77,404	4,294
Laureate Education Inc, Cl A *	22,800	417
La-Z-Boy Inc, Cl Z	8,926	284
LCI Industries	4,949	419
Lear Corp	13,771	1,546
LGI Homes Inc *(A)	4,400	359
Lifetime Brands Inc	3,300	25
Lindblad Expeditions Holdings Inc *	4,100	76
Liquidity Services Inc *	2,222	17
Lithia Motors Inc, Cl A	5,389	706
Lovesac Co/The *	2,200	38
Lululemon Athletica Inc *	26,800	4,949
Lumber Liquidators Holdings Inc *(A)	4,026	38
M/I Homes Inc *	5,394	195
Malibu Boats Inc, Cl A *	4,600	128
MarineMax Inc *	3,996	58
Marriott Vacations Worldwide Corp	10,372	1,023
MasterCraft Boat Holdings Inc *	5,000	76
Mattel Inc *(A)	76,500	750
MDC Holdings Inc	11,615	449
Meritage Homes Corp *	7,811	510
Michaels Cos Inc/The *	22,100	125
Modine Manufacturing Co *	9,874	101
Monarch Casino & Resort Inc *	3,500	155
Monro Inc	7,328	570
Motorcar Parts of America Inc *(A)	3,700	54
Movado Group Inc	2,720	59
Murphy USA Inc *	7,400	662
Nathan’s Famous Inc	900	60
National Vision Holdings Inc *	15,900	451

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Noodles & Co, Cl A *	700	$4
NVR Inc *	730	2,627
Office Depot Inc	107,247	139
Ollie’s Bargain Outlet Holdings Inc *	11,200	621
OneSpaWorld Holdings Ltd *(A)	12,400	195
Overstock.com Inc *(A)	8,400	132
Oxford Industries Inc	4,254	297
Papa John’s International Inc (A)	4,642	231
Party City Holdco Inc *(A)	10,300	48
Penn National Gaming Inc *	23,273	446
Penske Automotive Group Inc (A)	7,288	312
PetMed Express Inc (A)	3,796	60
Planet Fitness Inc, Cl A *	18,800	1,327
PlayAGS Inc *	8,100	79
Polaris Inc	13,507	1,108
Pool Corp	8,570	1,683
Potbelly Corp *	5,900	27
Quotient Technology Inc *	21,000	154
Qurate Retail Inc *	85,022	911
RCI Hospitality Holdings Inc	2,800	50
Red Robin Gourmet Burgers Inc *	2,967	99
Red Rock Resorts Inc, Cl A	13,800	288
Regis Corp *	6,527	106
Rent-A-Center Inc/TX, Cl A *	9,840	251
RH *(A)	4,011	575
Rocky Brands Inc	2,500	73
Roku Inc, Cl A *(A)	18,100	2,740
Rubicon Project Inc/The *	17,900	183
Ruth’s Hospitality Group Inc	5,172	101
Sally Beauty Holdings Inc *(A)	23,591	289
Scientific Games Corp, Cl A *(A)	10,962	203
SeaWorld Entertainment Inc *	10,500	305
Select Interior Concepts Inc, Cl A *	8,800	109
Service Corp International/US	40,889	1,893
ServiceMaster Global Holdings Inc *	29,900	1,705
Shake Shack Inc, Cl A *	6,500	645
Shoe Carnival Inc (A)	2,076	64
Shutterfly Inc *	8,725	444
Shutterstock Inc *	3,297	116
Signet Jewelers Ltd	11,400	140
Six Flags Entertainment Corp	17,158	1,015
Skechers U.S.A. Inc, Cl A *	31,146	986
Skyline Champion Corp *	12,400	347
Sleep Number Corp *(A)	6,909	289
Sonic Automotive Inc, Cl A	5,064	136
Sonos Inc *(A)	18,600	270
Sotheby’s *	6,661	385
Speedway Motorsports Inc	1,635	32
Sportsman’s Warehouse Holdings Inc *	5,400	23
Stamps.com Inc *	3,555	229
Standard Motor Products Inc	3,966	176
Steven Madden Ltd	18,151	603
Stitch Fix Inc, Cl A *(A)	10,100	192
Stoneridge Inc *	5,930	182
Strategic Education Inc	5,087	861
Sturm Ruger & Co Inc	3,542	145
Superior Group of Cos Inc	2,000	28
Tailored Brands Inc (A)	10,068	55
Target Hospitality Corp *	12,300	75
Taylor Morrison Home Corp, Cl A *	23,000	549
Tempur Sealy International Inc *	11,023	850
Tenneco Inc, Cl A	11,263	98
Tesla Inc *(A)	31,779	7,170
Texas Roadhouse Inc, Cl A	16,266	837
Thor Industries Inc (A)	12,090	555
Tile Shop Holdings Inc	7,600	20
Tilly’s Inc, Cl A	843	9
Toll Brothers Inc	30,039	1,087
TopBuild Corp *	7,200	667

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tower International Inc	4,800	$148
TRI Pointe Group Inc *	35,373	495
Tupperware Brands Corp	8,524	111
Twin River Worldwide Holdings Inc (A)	5,528	125
Unifi Inc *	2,480	48
Universal Electronics Inc *	3,887	175
Urban Outfitters Inc *(A)	14,900	349
Vail Resorts Inc	9,212	2,177
Vera Bradley Inc *	2,470	26
Vista Outdoor Inc *	12,288	69
Visteon Corp *	5,865	404
Waitr Holdings Inc *(A)	19,000	33
Wayfair Inc, Cl A *(A)	13,600	1,533
Weight Watchers International Inc *	12,174	365
Wendy’s Co/The	41,175	906
Weyco Group Inc	263	6
William Lyon Homes, Cl A *	6,700	118
Williams-Sonoma Inc (A)	18,337	1,207
Wingstop Inc (A)	6,900	691
Winmark Corp	391	64
Winnebago Industries Inc	5,835	187
Wolverine World Wide Inc	21,596	560
Wyndham Destinations Inc	20,400	905
Wyndham Hotels & Resorts Inc	22,500	1,156
YETI Holdings Inc *(A)	8,100	229
Yum China Holdings Inc	82,400	3,743
ZAGG Inc *	3,700	24
Zumiez Inc *	3,903	101
		127,262

Consumer Staples — 2.5%
22nd Century Group Inc *(A)	22,300	44
Alico Inc	143	4
Andersons Inc/The	5,399	124
B&G Foods Inc, Cl A (A)	16,611	281
Beyond Meat Inc *(A)	3,100	520
BJ’s Wholesale Club Holdings Inc *	24,200	635
Boston Beer Co Inc/The, Cl A *	1,783	782
Bunge Ltd	30,443	1,626
Calavo Growers Inc (A)	3,226	286
Cal-Maine Foods Inc (A)	8,128	329
Casey’s General Stores Inc	8,159	1,369
Central Garden & Pet Co, Cl A *	12,129	298
Chefs’ Warehouse Inc/The *	6,121	236
Coca-Cola Consolidated Inc	1,189	400
Craft Brew Alliance Inc *	1,600	16
Darling Ingredients Inc *	36,757	684
Dean Foods Co (A)	18,050	18
Edgewell Personal Care Co *	13,345	372
elf Beauty Inc *	3,300	54
Energizer Holdings Inc (A)	14,545	560
Farmer Brothers Co *	900	11
Flowers Foods Inc	46,008	1,049
Fresh Del Monte Produce Inc	6,581	171
Freshpet Inc *	6,200	304
Hain Celestial Group Inc/The *(A)	20,360	388
Herbalife Nutrition Ltd *	22,844	787
HF Foods Group Inc *	3,000	58
Hostess Brands Inc, Cl A *	23,100	324
Ingles Markets Inc, Cl A	3,545	138
Ingredion Inc	14,865	1,149
Inter Parfums Inc	3,806	245
J&J Snack Foods Corp	3,264	630
John B Sanfilippo & Son Inc	1,519	141
Keurig Dr Pepper Inc (A)	47,700	1,301
Lancaster Colony Corp	4,329	632
Landec Corp *	4,693	52
Limoneira Co	1,295	24
Medifast Inc	2,964	296

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MGP Ingredients Inc (A)	2,300	$111
National Beverage Corp (A)	2,352	96
Natural Grocers by Vitamin Cottage Inc *	1,085	10
Nature’s Sunshine Products Inc *	437	4
New Age Beverages Corp *(A)	25,800	78
Nu Skin Enterprises Inc, Cl A	12,705	516
Oil-Dri Corp of America	1,010	31
Performance Food Group Co *	24,100	1,128
Pilgrim’s Pride Corp *	10,507	327
Post Holdings Inc *	15,069	1,502
PriceSmart Inc	5,423	328
Primo Water Corp *	11,000	135
Pyxus International Inc *	2,800	37
Revlon Inc, Cl A *(A)	2,920	48
Rite Aid Corp *(A)	10,111	65
Sanderson Farms Inc	4,541	679
Seaboard Corp	57	235
Seneca Foods Corp, Cl A *	2,462	68
Simply Good Foods Co/The *	16,700	495
SpartanNash Co	7,336	79
Spectrum Brands Holdings Inc (A)	8,302	464
Sprouts Farmers Market Inc *	24,200	434
Tootsie Roll Industries Inc	3,406	125
TreeHouse Foods Inc *	12,609	639
Turning Point Brands Inc	1,500	54
United Natural Foods Inc *	10,498	84
Universal Corp/VA	5,245	263
US Foods Holding Corp *	50,300	2,035
USANA Health Sciences Inc *	3,432	233
Vector Group Ltd (A)	20,278	237
Village Super Market Inc, Cl A	1,962	49
WD-40 Co (A)	3,386	617
Weis Markets Inc	1,704	65
		27,609

Energy — 2.4%
Abraxas Petroleum Corp *	16,494	9
Antero Midstream Corp (A)	50,100	356
Antero Resources Corp *(A)	49,200	156
Apergy Corp *	19,400	504
Arch Coal Inc (A)	3,500	268
Archrock Inc	29,383	285
Ardmore Shipping Corp *	2,100	13
Berry Petroleum Corp	10,500	84
Bonanza Creek Energy Inc *	4,100	93
Brigham Minerals Inc, Cl A	5,600	112
C&J Energy Services Inc *	14,700	141
Cactus Inc, Cl A *	8,800	224
California Resources Corp *(A)	12,800	125
Callon Petroleum Co *(A)	48,785	201
Carrizo Oil & Gas Inc *(A)	17,309	143
Centennial Resource Development Inc/DE, Cl A *	38,500	186
Cheniere Energy Inc *	53,165	3,174
Chesapeake Energy Corp *(A)	290,547	418
Clean Energy Fuels Corp *	20,388	41
CNX Resources Corp *(A)	41,400	330
CONSOL Energy Inc *	5,075	85
Continental Resources Inc/OK (A)	19,196	561
Contura Energy Inc *	4,800	138
Covia Holdings Corp *	7,520	11
CVR Energy Inc (A)	7,097	282
Delek US Holdings Inc	17,446	571
Denbury Resources Inc *(A)	96,500	104
DHT Holdings Inc	14,000	79
Diamond Offshore Drilling Inc *(A)	12,200	79
Diamond S Shipping Inc *	8,600	94
DMC Global Inc	3,400	148
Dorian LPG Ltd *	6,747	70

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dril-Quip Inc *	7,687	$352
Earthstone Energy Inc, Cl A *	8,700	30
Energy Fuels Inc/Canada *(A)	30,500	56
EQT Corp	56,200	572
Equitrans Midstream Corp (A)	46,100	622
Era Group Inc *	2,093	20
Evolution Petroleum Corp	4,027	24
Exterran Corp *	7,541	80
Extraction Oil & Gas Inc *(A)	24,500	99
Falcon Minerals Corp	13,800	81
Forum Energy Technologies Inc *	20,705	29
Frank’s International NV *	20,900	91
FTS International Inc *	4,300	11
GasLog Ltd	8,650	106
Golar LNG Ltd (A)	22,402	262
Green Plains Inc	7,690	63
Gulfport Energy Corp *	33,781	81
Helix Energy Solutions Group Inc *	29,969	217
HighPoint Resources Corp *	19,564	23
Independence Contract Drilling Inc *	10,200	11
International Seaways Inc *	5,366	92
Jagged Peak Energy Inc *(A)	13,700	95
Keane Group Inc *	13,900	74
KLX Energy Services Holdings Inc *	3,786	38
Kosmos Energy Ltd	81,275	514
Laredo Petroleum Inc *	29,589	73
Liberty Oilfield Services Inc, Cl A (A)	10,800	116
Magnolia Oil & Gas Corp *(A)	24,700	252
Mammoth Energy Services Inc	2,721	10
Matador Resources Co *(A)	25,400	398
Matrix Service Co *	4,781	95
McDermott International Inc *(A)	35,675	168
Montage Resources Corp *	253	1
Murphy Oil Corp (A)	36,100	658
Nabors Industries Ltd	69,562	117
NACCO Industries Inc, Cl A	1,005	50
National Energy Services Reunited Corp *(A)	11,400	87
Natural Gas Services Group Inc *	3,044	33
NCS Multistage Holdings Inc *	100	—
Newpark Resources Inc *	18,020	119
Nine Energy Service Inc *	1,500	8
Noble Corp plc *	51,900	83
Nordic American Tankers Ltd (A)	16,977	30
Northern Oil and Gas Inc *	49,800	92
Oasis Petroleum Inc *	74,597	233
Oceaneering International Inc *	20,846	270
Oil States International Inc *	11,199	154
Overseas Shipholding Group Inc, Cl A *	8,900	15
Pacific Drilling SA *	9,900	60
Panhandle Oil and Gas Inc, Cl A	3,182	36
Par Pacific Holdings Inc *	6,786	148
Parsley Energy Inc, Cl A	58,100	1,041
Patterson-UTI Energy Inc	44,122	382
PBF Energy Inc, Cl A	26,977	639
PDC Energy Inc *	14,193	452
Peabody Energy Corp	15,500	286
Penn Virginia Corp *	2,900	83
ProPetro Holding Corp *	16,000	170
QEP Resources Inc	44,300	158
Range Resources Corp (A)	40,800	145
Renewable Energy Group Inc *	6,900	84
REX American Resources Corp *	1,300	89
RigNet Inc *	1,441	11
Ring Energy Inc *	10,100	15
RPC Inc	10,999	58
SandRidge Energy Inc *	7,100	33
Scorpio Tankers Inc	10,594	279
SEACOR Holdings Inc *	3,374	158
SEACOR Marine Holdings Inc *	3,391	44

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Seadrill Ltd *(A)	24,100	$57
Select Energy Services Inc, Cl A *	12,200	100
SemGroup Corp, Cl A (A)	17,444	154
Ship Finance International Ltd	19,676	277
SM Energy Co	20,713	196
Smart Sand Inc *	4,700	11
Solaris Oilfield Infrastructure Inc, Cl A	5,400	74
Southwestern Energy Co *(A)	121,400	192
SRC Energy Inc *	64,462	324
Superior Energy Services Inc *	26,860	9
Talos Energy Inc *	4,900	93
Targa Resources Corp (A)	50,459	1,823
Teekay Corp (A)	18,654	68
Teekay Tankers Ltd, Cl A *	18,023	20
Tellurian Inc *(A)	21,300	139
TETRA Technologies Inc *	16,405	27
Tidewater Inc *	9,800	154
Transocean Ltd *	125,034	569
Unit Corp *	9,995	30
Uranium Energy Corp *(A)	51,500	48
US Silica Holdings Inc	15,626	159
W&T Offshore Inc *	15,938	70
Whiting Petroleum Corp *(A)	21,540	143
World Fuel Services Corp	15,141	581
WPX Energy Inc *	98,900	1,064
		26,543

Financials — 15.5%
1st Source Corp	4,158	184
ACNB Corp	900	30
AG Mortgage Investment Trust Inc ‡	9,988	150
AGNC Investment Corp ‡	123,921	1,843
Alleghany Corp *	3,167	2,373
Allegiance Bancshares Inc *	5,500	178
Ally Financial Inc	90,900	2,850
Amalgamated Bank, Cl A	5,800	93
Ambac Financial Group Inc *	8,400	152
Amerant Bancorp Inc, Cl A *	7,100	118
American Equity Investment Life Holding Co	20,878	450
American Financial Group Inc/OH	16,553	1,671
American National Bankshares Inc	1,206	41
American National Insurance Co	1,331	152
Ameris Bancorp	15,162	534
AMERISAFE Inc	3,933	270
Ames National Corp	1,097	29
Annaly Capital Management Inc ‡	332,859	2,763
Anworth Mortgage Asset Corp	20,368	63
Apollo Commercial Real Estate Finance Inc	33,319	618
Arch Capital Group Ltd *	87,308	3,449
Ares Commercial Real Estate Corp	4,800	72
Ares Management Corp (A)	14,900	434
Argo Group International Holdings Ltd	6,816	448
Arlington Asset Investment Corp, Cl A (A)	3,412	17
ARMOUR Residential Inc ‡	14,724	242
Arrow Financial Corp	2,251	72
Artisan Partners Asset Management Inc, Cl A	10,800	288
Associated Banc-Corp	35,936	691
Assured Guaranty Ltd	22,287	948
Athene Holding Ltd, Cl A *	36,100	1,403
Atlantic Capital Bancshares Inc *	4,300	70
Atlantic Union Bankshares Corp	18,082	653
AXA Equitable Holdings Inc	68,600	1,425
Axis Capital Holdings Ltd	18,468	1,134
Axos Financial Inc *(A)	11,936	309
B. Riley Financial Inc	2,800	59
Banc of California Inc	8,800	128
BancFirst Corp	3,650	196
Banco Latinoamericano de Comercio Exterior SA, Cl E	5,312	96

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bancorp Inc/The *	10,004	$91
BancorpSouth Bank	21,782	601
Bank First Corp	1,900	103
Bank of Hawaii Corp (A)	8,724	721
Bank of Marin Bancorp	3,614	147
Bank of NT Butterfield & Son Ltd/The	10,900	300
Bank OZK	26,770	691
BankFinancial Corp	4,897	57
BankUnited Inc	23,396	743
Bankwell Financial Group Inc	300	8
Banner Corp	8,151	439
Bar Harbor Bankshares	2,850	63
Baycom Corp *	2,800	62
Berkshire Hills Bancorp Inc	9,991	293
BGC Partners Inc, Cl A	57,136	291
Blackstone Mortgage Trust Inc, Cl A ‡(A)	29,700	1,034
Blucora Inc *	10,529	238
BOK Financial Corp	6,982	532
Boston Private Financial Holdings Inc	17,215	183
Bridge Bancorp Inc	3,412	92
Bridgewater Bancshares Inc *	6,100	68
Brighthouse Financial Inc *	25,600	903
Brightsphere Investment Group Inc	15,300	139
Brookline Bancorp Inc	14,374	202
Brown & Brown Inc	54,352	2,005
Bryn Mawr Bank Corp	4,522	154
Business First Bancshares Inc	1,800	42
Byline Bancorp Inc *	3,200	55
C&F Financial Corp	300	14
Cadence BanCorp, Cl A	25,814	397
Cambridge Bancorp	700	52
Camden National Corp	3,058	127
Cannae Holdings Inc *	14,962	416
Capital City Bank Group Inc	2,861	70
Capitol Federal Financial Inc	33,387	450
Capstar Financial Holdings Inc	6,400	99
Capstead Mortgage Corp ‡	18,718	136
Carolina Financial Corp	3,500	120
Carter Bank & Trust *	7,100	134
Cathay General Bancorp	18,715	621
CBTX Inc	3,600	97
CenterState Bank Corp	30,408	688
Central Pacific Financial Corp	6,810	189
Central Valley Community Bancorp	1,500	29
Century Bancorp Inc/MA, Cl A	300	24
Cherry Hill Mortgage Investment Corp	5,700	69
Chimera Investment Corp ‡	44,565	850
CIT Group Inc	22,161	944
Citizens & Northern Corp	1,840	44
Citizens Inc/TX, Cl A *(A)	7,833	49
City Holding Co	3,885	289
Civista Bancshares Inc	1,900	39
CNA Financial Corp	5,975	282
CNB Financial Corp/PA	2,048	54
CNO Financial Group Inc	36,525	529
Codorus Valley Bancorp Inc	1,852	41
Cohen & Steers Inc	5,536	299
Colony Credit Real Estate Inc ‡	16,100	202
Columbia Banking System Inc	15,729	543
Columbia Financial Inc *	9,500	144
Commerce Bancshares Inc/MO (A)	22,117	1,262
Community Bank System Inc	11,451	698
Community Trust Bancorp Inc	3,393	132
ConnectOne Bancorp Inc	6,383	131
Cowen Inc, Cl A *	8,030	125
Credit Acceptance Corp *(A)	2,512	1,137
Cullen/Frost Bankers Inc (A)	12,205	1,013
Curo Group Holdings Corp *	2,300	31
Customers Bancorp Inc *	7,470	141

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CVB Financial Corp	29,279	$602
Diamond Hill Investment Group Inc	554	75
Dime Community Bancshares Inc	5,583	111
Donnelley Financial Solutions Inc *	4,957	53
Dynex Capital Inc	5,597	79
Eagle Bancorp Inc	6,806	277
East West Bancorp Inc	31,666	1,302
Eaton Vance Corp	26,325	1,135
eHealth Inc *	5,174	431
Ellington Financial Inc	8,300	145
EMC Insurance Group Inc	1,050	38
Employers Holdings Inc	7,074	305
Encore Capital Group Inc *(A)	7,975	294
Enova International Inc *	5,566	133
Enstar Group Ltd *	2,751	491
Entegra Financial Corp *	1,400	42
Enterprise Bancorp Inc/MA	1,148	33
Enterprise Financial Services Corp	4,749	187
Equity Bancshares Inc, Cl A *	5,300	134
Erie Indemnity Co, Cl A (A)	5,487	1,203
Essent Group Ltd	20,800	1,009
Evercore Inc, Cl A	9,776	780
Exantas Capital Corp ‡	7,276	82
EZCORP Inc, Cl A *(A)	7,457	59
FactSet Research Systems Inc (A)	8,286	2,255
Farmers & Merchants Bancorp Inc/Archbold OH	1,800	46
Farmers National Banc Corp	4,900	66
FB Financial Corp	3,100	111
FBL Financial Group Inc, Cl A	1,682	91
Federal Agricultural Mortgage Corp, Cl C	1,988	164
Federated Investors Inc, Cl B	21,870	701
FedNat Holding Co	1,300	16
FGL Holdings	27,200	217
Fidelity National Financial Inc	60,458	2,657
Financial Institutions Inc	3,243	94
First American Financial Corp	24,272	1,419
First Bancorp Inc/ME	3,052	78
First BanCorp/Puerto Rico	46,316	444
First Bancorp/Southern Pines NC	6,545	230
First Bancshares Inc/The	2,600	82
First Busey Corp	12,392	304
First Business Financial Services Inc	1,000	23
First Choice Bancorp	2,600	54
First Citizens BancShares Inc/NC, Cl A	1,691	752
First Commonwealth Financial Corp	22,901	283
First Community Bankshares Inc	4,442	141
First Defiance Financial Corp	4,584	120
First Financial Bancorp	22,133	518
First Financial Bankshares Inc (A)	30,712	940
First Financial Corp/IN	4,012	163
First Foundation Inc	10,600	148
First Hawaiian Inc	29,300	753
First Horizon National Corp	73,357	1,161
First Internet Bancorp	1,100	22
First Interstate BancSystem Inc, Cl A	8,791	343
First Merchants Corp	13,633	487
First Mid Bancshares Inc	2,100	67
First Midwest Bancorp Inc/IL	23,142	444
First Northwest Bancorp	3,500	56
First of Long Island Corp/The	4,995	109
FirstCash Inc	9,420	930
Flagstar Bancorp Inc	7,500	273
Flushing Financial Corp	6,070	117
FNB Corp/PA	77,689	835
Focus Financial Partners Inc, Cl A *	6,500	133
Franklin Financial Network Inc	2,800	81
Fulton Financial Corp	37,912	605
FVCBankcorp Inc *	5,300	88

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
GAIN Capital Holdings Inc (A)	5,300	$24
GAMCO Investors Inc, Cl A	1,931	34
Genworth Financial Inc, Cl A *	124,800	553
German American Bancorp Inc	7,066	216
Glacier Bancorp Inc	18,680	741
Global Indemnity Ltd	1,002	26
Goosehead Insurance Inc, Cl A	1,900	88
Granite Point Mortgage Trust Inc	10,941	200
Great Ajax Corp	2,900	42
Great Southern Bancorp Inc	2,499	141
Great Western Bancorp Inc	12,300	367
Green Dot Corp, Cl A *	11,255	344
Greenhill & Co Inc	2,071	29
Greenlight Capital Re Ltd, Cl A *	6,409	59
Guaranty Bancshares Inc/TX	3,000	90
Hallmark Financial Services Inc *	2,900	51
Hamilton Lane Inc, Cl A	5,300	329
Hancock Whitney Corp	20,614	724
Hanmi Financial Corp	5,678	102
Hanover Insurance Group Inc/The	8,817	1,174
HarborOne Bancorp Inc *	7,720	77
HCI Group Inc (A)	1,115	43
Health Insurance Innovations Inc, Cl A *(A)	2,300	42
Heartland Financial USA Inc	7,775	340
Heritage Commerce Corp	7,300	85
Heritage Financial Corp/WA	8,071	211
Heritage Insurance Holdings Inc	3,800	50
Hilltop Holdings Inc	17,038	405
Hingham Institution for Savings	300	54
Home Bancorp Inc	1,200	45
Home BancShares Inc/AR	33,332	591
HomeStreet Inc *	4,372	115
HomeTrust Bancshares Inc	4,102	103
Hope Bancorp Inc	26,995	362
Horace Mann Educators Corp	9,814	431
Horizon Bancorp Inc/IN	11,625	189
Houlihan Lokey Inc, Cl A	7,600	336
Howard Bancorp Inc *	2,500	37
IBERIABANK Corp	12,084	834
Independent Bank Corp	7,086	479
Independent Bank Corp/MI	5,400	105
Independent Bank Group Inc	8,402	411
Interactive Brokers Group Inc, Cl A	16,527	780
International Bancshares Corp	11,450	407
INTL. FCStone Inc *	3,268	128
Invesco Mortgage Capital Inc	28,571	429
Investar Holding Corp	1,700	39
Investors Bancorp Inc	53,443	593
Investors Title Co	400	59
James River Group Holdings Ltd	7,200	355
Janus Henderson Group PLC	35,500	678
Kearny Financial Corp/MD	17,129	215
Kemper Corp	14,473	1,013
Kinsale Capital Group Inc	4,600	452
KKR Real Estate Finance Trust Inc	5,800	110
Ladder Capital Corp, Cl A ‡	26,162	439
Ladenburg Thalmann Financial Services Inc	12,600	25
Lakeland Bancorp Inc	8,293	123
Lakeland Financial Corp	4,957	210
Lazard Ltd, Cl A (C)	24,131	829
LCNB Corp	2,500	42
LegacyTexas Financial Group Inc	11,110	449
Legg Mason Inc	20,400	751
LendingClub Corp *	17,800	233
LendingTree Inc *(A)	1,700	527
Live Oak Bancshares Inc	6,500	117
LPL Financial Holdings Inc	19,362	1,451
Luther Burbank Corp	4,422	46
Macatawa Bank Corp	5,200	51

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Markel Corp *	3,093	$3,536
Marlin Business Services Corp	1,822	39
MBIA Inc *(A)	21,782	196
MBT Financial Corp	1,400	14
Mercantile Bank Corp	3,557	109
Merchants Bancorp/IN	3,100	49
Mercury General Corp	5,578	298
Meridian Bancorp Inc	12,127	212
Meta Financial Group Inc	9,100	281
Metropolitan Bank Holding Corp *	1,300	47
MFA Financial Inc ‡	94,897	680
MGIC Investment Corp	76,918	973
Midland States Bancorp Inc	5,600	144
MidWestOne Financial Group Inc	2,369	69
Moelis & Co, Cl A	11,200	376
Morningstar Inc	4,520	730
Mr Cooper Group Inc *	15,771	139
MutualFirst Financial Inc	700	21
National Bank Holdings Corp, Cl A	7,500	245
National Bankshares Inc	1,036	35
National General Holdings Corp	13,900	328
National Western Life Group Inc, Cl A	510	131
Navient Corp	48,100	613
NBT Bancorp Inc	9,608	336
Nelnet Inc, Cl A	4,531	304
New Residential Investment Corp ‡	93,550	1,316
New York Community Bancorp Inc (A)	100,939	1,165
New York Mortgage Trust Inc ‡	50,338	310
Nicolet Bankshares Inc *	2,000	127
NMI Holdings Inc, Cl A *	13,900	394
Northfield Bancorp Inc	8,705	135
Northrim BanCorp Inc	1,300	47
Northwest Bancshares Inc	23,499	372
OceanFirst Financial Corp	12,468	262
Och-Ziff Capital Management Group Inc, Cl A (C)	5,700	128
Ocwen Financial Corp *	20,161	36
OFG Bancorp	10,925	224
Old Line Bancshares Inc	3,000	79
Old National Bancorp/IN	38,694	650
Old Republic International Corp	62,544	1,461
Old Second Bancorp Inc	8,600	101
On Deck Capital Inc *	11,400	37
OneMain Holdings Inc, Cl A	16,100	577
Oppenheimer Holdings Inc, Cl A	2,164	60
Opus Bank	3,100	64
Orchid Island Capital Inc, Cl A ‡	6,800	37
Origin Bancorp Inc	3,100	99
Oritani Financial Corp	7,124	122
Orrstown Financial Services Inc	3,700	79
Pacific Premier Bancorp Inc	13,976	412
PacWest Bancorp	28,012	955
Palomar Holdings Inc *	2,800	95
Park National Corp	2,805	253
Parke Bancorp Inc	1,488	34
PCB Bancorp	4,600	76
PCSB Financial Corp	4,700	93
Peapack Gladstone Financial Corp	6,154	173
Penns Woods Bancorp Inc	652	27
PennyMac Financial Services Inc *	7,300	216
PennyMac Mortgage Investment Trust ‡	17,763	387
Peoples Bancorp Inc/OH	3,010	92
Peoples Financial Services Corp	900	40
People’s Utah Bancorp	2,500	66
Pinnacle Financial Partners Inc	17,827	939
Piper Jaffray Cos	3,277	238
PJT Partners Inc	6,000	250
Popular Inc	21,156	1,112
PRA Group Inc *(A)	9,058	309

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Preferred Bank/Los Angeles CA	3,037	$152
Premier Financial Bancorp Inc	625	10
Primerica Inc	9,929	1,183
ProAssurance Corp	11,525	450
Prosperity Bancshares Inc (A)	15,769	1,024
Protective Insurance Corp	1,481	24
Provident Financial Services Inc	11,979	285
QCR Holdings Inc	2,200	78
Radian Group Inc	44,748	1,009
RBB Bancorp	2,600	48
Ready Capital Corp	6,000	88
Redwood Trust Inc ‡(A)	22,805	379
Regional Management Corp *	2,800	72
Reinsurance Group of America Inc, Cl A	14,416	2,220
Reliant Bancorp Inc	1,900	44
RenaissanceRe Holdings Ltd	9,606	1,734
Renasant Corp	13,160	432
Republic Bancorp Inc/KY, Cl A	1,298	55
Republic First Bancorp Inc *	9,800	40
RLI Corp (A)	8,982	822
S&T Bancorp Inc (A)	8,332	285
Safeguard Scientifics Inc *	3,396	41
Safety Insurance Group Inc	2,931	283
Sandy Spring Bancorp Inc	8,510	285
Santander Consumer USA Holdings Inc	22,300	582
Seacoast Banking Corp of Florida *	12,398	289
SEI Investments Co †	29,919	1,721
Selective Insurance Group Inc	12,684	1,010
ServisFirst Bancshares Inc	9,400	286
Shore Bancshares Inc	3,000	46
Sierra Bancorp	2,978	73
Signature Bank/New York NY	12,170	1,420
Simmons First National Corp, Cl A	19,348	464
SLM Corp	94,300	796
SmartFinancial Inc *	2,200	43
South State Corp	7,421	546
Southern First Bancshares Inc *	1,491	57
Southern Missouri Bancorp Inc	600	20
Southern National Bancorp of Virginia Inc	6,000	88
Southside Bancshares Inc	6,162	203
Spirit of Texas Bancshares Inc *	4,600	95
Starwood Property Trust Inc ‡	61,580	1,443
State Auto Financial Corp	3,690	118
Sterling Bancorp/DE	45,215	862
Stewart Information Services Corp	4,241	152
Stifel Financial Corp	16,382	875
Stock Yards Bancorp Inc	4,702	171
Summit Financial Group Inc	1,700	42
Synovus Financial Corp	33,092	1,176
TCF Financial Corp	35,680	1,376
TD Ameritrade Holding Corp	62,473	2,774
Territorial Bancorp Inc	773	21
Texas Capital Bancshares Inc *	11,223	605
TFS Financial Corp (A)	12,343	216
Third Point Reinsurance Ltd *	17,500	165
Tiptree Inc	9,700	67
Tompkins Financial Corp	2,905	230
Towne Bank/Portsmouth VA	14,467	380
TPG RE Finance Trust Inc	9,200	179
TriCo Bancshares	6,909	244
TriState Capital Holdings Inc *	6,500	128
Triumph Bancorp Inc *	4,500	135
Trupanion Inc *(A)	6,500	157
TrustCo Bank Corp NY	21,626	166
Trustmark Corp	14,839	485
Two Harbors Investment Corp ‡	60,242	761
UMB Financial Corp	9,645	601
Umpqua Holdings Corp	49,731	781
Union Bankshares Inc/Morrisville VT	400	11

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Bankshares Inc/WV (A)	21,837	$805
United Community Banks Inc/GA	18,174	480
United Community Financial Corp/OH	6,700	65
United Financial Bancorp Inc	11,373	142
United Fire Group Inc	4,071	184
United Insurance Holdings Corp	1,900	22
Universal Insurance Holdings Inc	5,300	132
Univest Financial Corp	4,715	119
Valley National Bancorp (A)	77,470	814
Veritex Holdings Inc	12,539	296
Virtu Financial Inc, Cl A (A)	10,000	188
Virtus Investment Partners Inc	1,300	139
Voya Financial Inc	33,300	1,642
Waddell & Reed Financial Inc, Cl A (A)	16,402	265
Walker & Dunlop Inc	5,923	331
Washington Federal Inc	18,136	646
Washington Trust Bancorp Inc	3,870	180
Waterstone Financial Inc	4,000	66
Watford Holdings Ltd *(A)	5,900	137
Webster Financial Corp	20,251	906
WesBanco Inc	11,256	385
West Bancorporation Inc	3,785	79
Westamerica Bancorporation (A)	6,155	379
Western Alliance Bancorp	21,661	941
Western Asset Mortgage Capital Corp ‡	6,644	62
Western New England Bancorp Inc	5,000	44
Westwood Holdings Group Inc	1,828	50
White Mountains Insurance Group Ltd	662	702
Wintrust Financial Corp	12,349	776
WisdomTree Investments Inc	33,875	163
World Acceptance Corp *	1,676	223
WR Berkley Corp	31,686	2,258
WSFS Financial Corp	12,143	501
		169,294

Health Care — 12.6%
Abeona Therapeutics Inc *	7,000	11
Acadia Healthcare Co Inc *(A)	19,787	524
ACADIA Pharmaceuticals Inc *(A)	25,400	703
Accelerate Diagnostics Inc *(A)	4,900	92
Acceleron Pharma Inc *	9,800	440
Accuray Inc *	14,863	40
AcelRx Pharmaceuticals Inc *(A)	29,100	68
Achillion Pharmaceuticals Inc *	23,198	101
Aclaris Therapeutics Inc *	4,000	4
Acorda Therapeutics Inc *	9,642	31
Adamas Pharmaceuticals Inc *	3,000	19
Addus HomeCare Corp *	2,200	194
Aduro Biotech Inc *	7,800	10
Adverum Biotechnologies Inc *	10,500	108
Aeglea BioTherapeutics Inc *	9,300	73
Aerie Pharmaceuticals Inc *	7,700	167
Agenus Inc *	16,000	46
AgeX Therapeutics Inc *	1,960	5
Agios Pharmaceuticals Inc *(A)	10,900	414
Aimmune Therapeutics Inc *(A)	10,300	210
Akcea Therapeutics Inc *(A)	3,800	80
Akebia Therapeutics Inc *	16,285	67
Akorn Inc *	16,827	49
Albireo Pharma Inc *	1,800	44
Alder Biopharmaceuticals Inc *(A)	18,900	169
Alector Inc *	3,600	59
Alkermes PLC *	36,353	763
Allakos Inc *(A)	4,000	354
Allogene Therapeutics Inc *	9,700	264
Allscripts Healthcare Solutions Inc *	37,453	340
Alnylam Pharmaceuticals Inc *	23,389	1,887
AMAG Pharmaceuticals Inc *(A)	6,003	66
Amedisys Inc *	6,771	871

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Renal Associates Holdings Inc *	1,700	$11
Amicus Therapeutics Inc *	50,800	502
AMN Healthcare Services Inc *	9,809	573
Amneal Pharmaceuticals Inc *	16,788	43
Amphastar Pharmaceuticals Inc *	7,300	164
AnaptysBio Inc *	4,800	195
AngioDynamics Inc *	7,370	135
ANI Pharmaceuticals Inc *	2,500	164
Anika Therapeutics Inc *	3,070	174
Antares Pharma Inc *	41,800	135
Apellis Pharmaceuticals Inc *	9,400	274
Apollo Medical Holdings Inc *	600	12
Apyx Medical Corp *	14,200	101
Arcus Biosciences Inc *	7,700	60
Ardelyx Inc *	4,600	16
Arena Pharmaceuticals Inc *	10,765	569
ArQule Inc *	26,300	236
Arrowhead Pharmaceuticals Inc *(A)	20,600	704
Arvinas Inc *	5,700	148
Assembly Biosciences Inc *	2,900	33
Assertio Therapeutics Inc *	11,355	16
Atara Biotherapeutics Inc *	9,300	126
Athenex Inc *(A)	14,700	217
Athersys Inc *(A)	15,300	20
AtriCure Inc *	9,320	255
Atrion Corp	330	256
Audentes Therapeutics Inc *	8,600	267
Avanos Medical Inc *	12,200	405
Avid Bioservices Inc *	18,600	128
Avrobio Inc *	4,600	90
Axogen Inc *	6,100	97
Axonics Modulation Technologies Inc *	2,700	90
Axsome Therapeutics Inc *	6,900	176
Beyondspring Inc *	4,400	79
BioCryst Pharmaceuticals Inc *	16,200	48
BioDelivery Sciences International Inc *	27,900	120
Biohaven Pharmaceutical Holding Co Ltd *	7,900	310
BioMarin Pharmaceutical Inc *	40,846	3,066
Bio-Rad Laboratories Inc, Cl A *	4,953	1,673
BioSpecifics Technologies Corp *	1,400	77
Bio-Techne Corp	8,725	1,671
BioTelemetry Inc *	7,100	282
Bluebird Bio Inc *(A)	12,900	1,333
Blueprint Medicines Corp *	10,600	813
Brookdale Senior Living Inc, Cl A *	37,509	307
Bruker Corp	22,332	964
Calithera Biosciences Inc *	6,200	25
Cambrex Corp *	8,160	489
Cantel Medical Corp	8,877	816
Cara Therapeutics Inc *(A)	9,400	220
Cardiovascular Systems Inc *	8,225	398
CareDx Inc *	9,700	221
CASI Pharmaceuticals Inc *(A)	9,300	30
Castlight Health Inc, Cl B *	24,900	35
Catalent Inc *	31,700	1,672
Catalyst Pharmaceuticals Inc *	23,400	144
CEL-SCI Corp *(A)	9,900	71
Cerus Corp *	24,297	130
Charles River Laboratories International Inc *	10,506	1,378
Chemed Corp	3,445	1,479
ChemoCentryx Inc *	13,900	93
Chimerix Inc *	7,900	16
Clovis Oncology Inc *(A)	9,766	55
Codexis Inc *	11,400	160
Coherus Biosciences Inc *(A)	14,800	328
Collegium Pharmaceutical Inc *	6,400	74
Community Health Systems Inc *(A)	21,729	54
Computer Programs & Systems Inc	1,702	36
Concert Pharmaceuticals Inc *	3,900	39

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Conformis Inc *(A)	25,000	$54
CONMED Corp	6,608	666
Corbus Pharmaceuticals Holdings Inc *(A)	9,100	47
Corcept Therapeutics Inc *	25,200	318
Corindus Vascular Robotics Inc *	35,300	150
CorMedix Inc *(A)	8,600	66
CorVel Corp *	2,334	197
Covetrus Inc *(A)	21,700	288
Crinetics Pharmaceuticals Inc *(A)	4,300	68
Cross Country Healthcare Inc *	9,179	94
CryoLife Inc *	8,545	229
CryoPort Inc *	4,800	104
Cutera Inc *	2,900	84
Cyclerion Therapeutics Inc *	2,425	23
Cymabay Therapeutics Inc *	11,300	67
Cytokinetics Inc *	15,800	222
CytomX Therapeutics Inc *	7,600	67
CytoSorbents Corp *	5,500	25
Deciphera Pharmaceuticals Inc *	2,900	105
Denali Therapeutics Inc *(A)	8,900	160
Dermira Inc *	7,200	58
DexCom Inc *	20,624	3,539
Dicerna Pharmaceuticals Inc *	8,500	118
Diplomat Pharmacy Inc *	9,800	57
Dova Pharmaceuticals Inc *(A)	2,300	34
Dynavax Technologies Corp, Cl A *(A)	11,689	48
Eagle Pharmaceuticals Inc/DE *	2,700	152
Editas Medicine Inc *(A)	12,300	305
Eidos Therapeutics Inc *(A)	3,100	130
Eiger BioPharmaceuticals Inc *	9,700	106
Elanco Animal Health Inc *	85,900	2,235
Eloxx Pharmaceuticals Inc *	4,100	25
Emergent BioSolutions Inc *	10,584	464
Enanta Pharmaceuticals Inc *(A)	3,300	233
Encompass Health Corp	22,841	1,389
Endo International PLC *	43,900	104
Ensign Group Inc/The	10,436	521
Enzo Biochem Inc *	10,000	33
Epizyme Inc *(A)	19,800	257
Esperion Therapeutics Inc *(A)	6,200	227
Evolent Health Inc, Cl A *	14,800	102
Exact Sciences Corp *	29,154	3,476
Exelixis Inc *	65,400	1,298
Fate Therapeutics Inc *	10,300	168
FibroGen Inc *	17,100	764
Five Prime Therapeutics Inc *	5,300	29
Flexion Therapeutics Inc *	6,800	90
Fluidigm Corp *	18,053	101
Forty Seven Inc *	5,300	40
G1 Therapeutics Inc *	8,400	305
Genesis Healthcare Inc, Cl A *	2,900	3
GenMark Diagnostics Inc *	19,700	118
Genomic Health Inc *	6,497	498
Geron Corp *(A)	23,970	34
Glaukos Corp *(A)	8,000	514
Global Blood Therapeutics Inc *	11,401	524
Globus Medical Inc, Cl A *	17,100	873
GlycoMimetics Inc *	6,500	22
Gossamer Bio Inc *	6,400	134
Gritstone Oncology Inc *(A)	9,800	99
Guardant Health Inc *	7,500	656
Haemonetics Corp *	11,847	1,582
Halozyme Therapeutics Inc *	32,958	544
Hanger Inc *	10,000	189
HealthEquity Inc *	14,900	884
HealthStream Inc *	5,964	151
Heron Therapeutics Inc *(A)	18,200	337
Heska Corp *	1,500	105
Hill-Rom Holdings Inc	15,501	1,669

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HMS Holdings Corp *	19,631	$717
Homology Medicines Inc *	4,100	78
Horizon Therapeutics Plc *	41,100	1,136
ICU Medical Inc *	4,127	668
ImmunoGen Inc *	25,252	69
Immunomedics Inc *(A)	38,857	497
Innoviva Inc *	14,009	162
Inogen Inc *	3,600	167
Inovalon Holdings Inc, Cl A *(A)	18,000	305
Inovio Pharmaceuticals Inc *(A)	16,000	35
Insmed Inc *	18,200	299
Inspire Medical Systems Inc *	2,800	195
Insulet Corp *(A)	13,621	2,100
Integer Holdings Corp *	7,430	538
Integra LifeSciences Holdings Corp *	15,804	949
Intellia Therapeutics Inc *(A)	9,600	136
Intercept Pharmaceuticals Inc *(A)	4,876	313
Intersect ENT Inc *	4,900	80
Intra-Cellular Therapies Inc, Cl A *	7,100	61
Intrexon Corp *(A)	11,400	67
IntriCon Corp *	1,200	21
Invacare Corp	6,889	33
Invitae Corp *	20,100	488
Ionis Pharmaceuticals Inc *(A)	28,294	1,788
Iovance Biotherapeutics Inc *	24,900	523
iRhythm Technologies Inc *(A)	5,800	441
Ironwood Pharmaceuticals Inc, Cl A *(A)	35,554	331
Jazz Pharmaceuticals PLC *	12,800	1,640
Joint Corp/The *	5,500	92
Jounce Therapeutics Inc *	1,600	6
Kadmon Holdings Inc *	13,400	29
KalVista Pharmaceuticals Inc *	4,700	73
Karyopharm Therapeutics Inc *(A)	16,200	140
Kezar Life Sciences Inc *(A)	4,800	16
Kindred Biosciences Inc *	4,400	33
Kodiak Sciences Inc *	9,200	101
Krystal Biotech Inc *(A)	3,100	140
Kura Oncology Inc *	4,900	74
La Jolla Pharmaceutical Co *(A)	3,000	29
Lannett Co Inc *(A)	5,200	54
Lantheus Holdings Inc *	7,300	159
LeMaitre Vascular Inc	3,200	101
Lexicon Pharmaceuticals Inc *(A)	9,305	12
LHC Group Inc *	7,147	847
Ligand Pharmaceuticals Inc *(A)	4,028	366
Lineage Cell Therapeutics Inc *(A)	19,600	18
LivaNova PLC *	10,300	800
Luminex Corp	8,555	175
MacroGenics Inc *	12,600	181
Madrigal Pharmaceuticals Inc *	1,600	148
Magellan Health Inc *	4,540	286
Magenta Therapeutics Inc *	7,300	75
Mallinckrodt PLC *(A)	16,100	42
MannKind Corp *(A)	26,900	30
Marinus Pharmaceuticals Inc *	3,800	4
Marker Therapeutics Inc *(A)	11,600	60
Masimo Corp *	10,393	1,593
Medicines Co/The *(A)	14,857	623
MediciNova Inc *(A)	5,900	51
Medidata Solutions Inc *	14,094	1,291
MEDNAX Inc *	17,856	376
Medpace Holdings Inc *	6,300	510
MeiraGTx Holdings plc *	4,500	91
Meridian Bioscience Inc	7,741	71
Merit Medical Systems Inc *	12,075	420
Mesa Laboratories Inc	600	133
Minerva Neurosciences Inc *	3,700	26
Mirati Therapeutics Inc *	5,700	467
Moderna Inc *(A)	5,000	79

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Molina Healthcare Inc *	14,436	$1,881
Momenta Pharmaceuticals Inc *	22,554	285
MyoKardia Inc *	10,000	538
Myriad Genetics Inc *	16,326	384
NanoString Technologies Inc *	8,500	217
Natera Inc *(A)	13,100	432
National HealthCare Corp	2,994	242
National Research Corp, Cl A	3,212	206
Natus Medical Inc *	6,558	182
Neogen Corp *	11,406	804
NeoGenomics Inc *	18,500	462
Neurocrine Biosciences Inc *	20,800	2,068
Nevro Corp *(A)	6,200	519
NextGen Healthcare Inc *	11,815	168
Novavax Inc (A)	2,762	16
Novocure Ltd *	19,500	1,772
NuVasive Inc *	11,878	754
Ocular Therapeutix Inc *	1,700	7
Odonate Therapeutics Inc *	3,000	92
Omeros Corp *(A)	9,100	168
Omnicell Inc *	8,812	633
OPKO Health Inc *	72,584	134
OptimizeRx Corp *	5,900	97
Optinose Inc *(A)	3,100	24
Option Care Health Inc *	21,711	76
OraSure Technologies Inc *	11,339	75
Orthofix Medical Inc *	3,940	200
OrthoPediatrics Corp *	1,900	61
Owens & Minor Inc	9,539	48
Pacific Biosciences of California Inc *	30,100	167
Pacira BioSciences Inc *	8,445	314
Palatin Technologies Inc *(A)	79,700	72
Paratek Pharmaceuticals Inc *(A)	3,300	12
Patterson Cos Inc (A)	19,700	329
PDL BioPharma Inc *	31,600	74
Penumbra Inc *(A)	6,800	990
PetIQ Inc, Cl A *(A)	4,700	149
Pfenex Inc *	14,000	103
Phibro Animal Health Corp, Cl A	3,700	76
Pieris Pharmaceuticals Inc *	12,800	60
PolarityTE Inc *	1,700	6
Portola Pharmaceuticals Inc, Cl A *(A)	13,700	398
PRA Health Sciences Inc *	13,000	1,285
Premier Inc, Cl A *	12,200	430
Prestige Consumer Healthcare Inc *	11,479	366
Principia Biopharma Inc *	4,200	167
Progenics Pharmaceuticals Inc *	11,596	51
Prothena Corp PLC *	7,600	64
Providence Service Corp/The *	2,458	138
PTC Therapeutics Inc *	13,000	579
Pulse Biosciences Inc *(A)	1,900	23
Puma Biotechnology Inc *	6,700	72
QIAGEN NV *	48,883	1,696
Quanterix Corp *	3,200	84
Quidel Corp *	8,112	511
R1 RCM Inc *	24,700	288
Ra Pharmaceuticals Inc *	8,100	220
Radius Health Inc *	11,400	323
RadNet Inc *	11,000	153
Reata Pharmaceuticals Inc, Cl A *(A)	4,300	332
Recro Pharma Inc *	8,900	105
REGENXBIO Inc *	6,300	217
Repligen Corp *	10,122	939
Retrophin Inc *	7,400	93
Revance Therapeutics Inc *	7,200	76
Rhythm Pharmaceuticals Inc *	7,500	169
Rigel Pharmaceuticals Inc *	43,059	73
Rocket Pharmaceuticals Inc *(A)	4,000	43
Rockwell Medical Inc *(A)	10,000	26

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RTI Surgical Holdings Inc *	6,918	$22
Rubius Therapeutics Inc *(A)	4,600	43
Sage Therapeutics Inc *	11,300	1,940
Sangamo Therapeutics Inc *(A)	28,370	309
Sarepta Therapeutics Inc *	15,500	1,397
Savara Inc *	4,800	11
Scholar Rock Holding Corp *(A)	5,200	55
SeaSpine Holdings Corp *	3,900	43
Seattle Genetics Inc *	24,500	1,780
Select Medical Holdings Corp *	22,565	366
Senseonics Holdings Inc *(A)	12,800	13
Seres Therapeutics Inc *	3,300	13
Shockwave Medical Inc *(A)	2,200	92
SI-BONE Inc *	5,900	115
Sientra Inc *	4,500	31
SIGA Technologies Inc *	10,000	50
Silk Road Medical Inc *	2,500	108
Simulations Plus Inc	3,900	141
Solid Biosciences Inc *	1,700	14
Sorrento Therapeutics Inc *(A)	16,700	35
Spark Therapeutics Inc *(A)	7,600	740
Spectrum Pharmaceuticals Inc *	31,879	234
STAAR Surgical Co *(A)	10,678	322
Stemline Therapeutics Inc *	8,200	98
STERIS PLC	19,100	2,949
Supernus Pharmaceuticals Inc *	10,400	281
Surgery Partners Inc *	3,500	23
Surmodics Inc *	2,444	115
Syndax Pharmaceuticals Inc *	9,800	82
Syneos Health Inc, Cl A *	13,200	693
Syros Pharmaceuticals Inc *	12,700	139
Tabula Rasa HealthCare Inc *(A)	5,000	284
Tactile Systems Technology Inc *	3,300	166
Tandem Diabetes Care Inc *	12,300	891
Teladoc Health Inc *(A)	15,200	880
Tenet Healthcare Corp *	23,200	502
TG Therapeutics Inc *(A)	22,100	137
TherapeuticsMD Inc *(A)	30,100	87
Theravance Biopharma Inc *(A)	7,945	175
Tivity Health Inc *(A)	9,768	178
TransEnterix Inc *(A)	30,000	27
Translate Bio Inc *	2,600	24
Tricida Inc *(A)	5,700	199
Triple-S Management Corp, Cl B *	5,850	120
Turning Point Therapeutics Inc *	2,600	142
Twist Bioscience Corp *(A)	6,100	177
Tyme Technologies Inc *(A)	25,200	29
Ultragenyx Pharmaceutical Inc *	12,000	654
United Therapeutics Corp *	9,764	806
UNITY Biotechnology Inc *(A)	5,800	35
UroGen Pharma Ltd *	5,300	180
US Physical Therapy Inc	2,726	364
Utah Medical Products Inc	1,300	128
Vanda Pharmaceuticals Inc *	9,100	128
Varex Imaging Corp *	7,500	198
Veeva Systems Inc, Cl A *	28,900	4,635
Veracyte Inc *	11,400	302
Vericel Corp *	11,200	185
ViewRay Inc *(A)	11,600	46
Viking Therapeutics Inc *(A)	8,400	58
Vocera Communications Inc *	6,142	141
Voyager Therapeutics Inc *	6,900	123
WaVe Life Sciences Ltd *(A)	4,000	92
West Pharmaceutical Services Inc	16,730	2,434
Wright Medical Group NV *(A)	26,278	548
Xencor Inc *(A)	10,700	399
Xeris Pharmaceuticals Inc *	7,900	92
Y-mAbs Therapeutics Inc *(A)	6,400	170
ZIOPHARM Oncology Inc *(A)	30,346	151

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zogenix Inc *(A)	10,300	$440
Zynerba Pharmaceuticals Inc *(A)	8,200	88
		137,895

Industrials — 13.4%
AAON Inc	9,050	434
AAR Corp	7,429	319
ABM Industries Inc	14,255	531
Acacia Research Corp *	8,749	23
ACCO Brands Corp	25,729	239
Actuant Corp, Cl A	14,842	330
Acuity Brands Inc	8,600	1,079
ADT Inc (A)	19,900	95
Advanced Disposal Services Inc, Cl A *	17,400	564
Advanced Drainage Systems Inc	7,000	220
AECOM *	34,648	1,229
Aegion Corp, Cl A *	5,003	99
Aerojet Rocketdyne Holdings Inc *	17,279	902
AeroVironment Inc *	5,825	300
AGCO Corp	14,223	983
Air Lease Corp, Cl A	23,031	957
Air Transport Services Group Inc *	10,936	221
Aircastle Ltd	12,157	266
Alamo Group Inc	2,135	244
Albany International Corp, Cl A	7,098	584
Allegiant Travel Co, Cl A	2,650	376
Allied Motion Technologies Inc	1,300	42
Allison Transmission Holdings Inc, Cl A	25,576	1,136
Altra Industrial Motion Corp	12,889	335
AMERCO	1,900	668
Ameresco Inc, Cl A *	8,079	116
American Woodmark Corp *	2,984	246
Apogee Enterprises Inc	6,011	222
Applied Industrial Technologies Inc	8,961	478
ArcBest Corp	5,590	166
Arcosa Inc	9,912	322
Argan Inc	2,979	123
Armstrong Flooring Inc *	6,267	42
Armstrong World Industries Inc	11,577	1,105
ASGN Inc *	10,769	673
Astec Industries Inc	4,063	112
Astronics Corp *	3,874	107
Astronics Corp, Cl B *	2,395	65
Atkore International Group Inc *	11,500	334
Atlas Air Worldwide Holdings Inc *	4,769	123
Avis Budget Group Inc *	13,960	346
Axon Enterprise Inc *(A)	12,769	766
AZZ Inc	4,796	198
Barnes Group Inc	11,852	532
Barrett Business Services Inc	1,634	142
Beacon Roofing Supply Inc *	14,670	468
Bloom Energy Corp, Cl A *(A)	15,400	69
Blue Bird Corp *	4,392	80
BlueLinx Holdings Inc *(A)	1,700	49
BMC Stock Holdings Inc *	16,900	430
Brady Corp, Cl A	10,927	516
Briggs & Stratton Corp	7,149	31
BrightView Holdings Inc *	4,800	88
Brink’s Co/The	10,606	798
Builders FirstSource Inc *	28,170	548
BWX Technologies Inc	20,624	1,221
Caesarstone Ltd (A)	4,600	69
CAI International Inc *	5,072	107
Carlisle Cos Inc	12,977	1,881
Casella Waste Systems Inc, Cl A *	9,891	450
CBIZ Inc *	11,445	256
CECO Environmental Corp *	5,647	39
Chart Industries Inc *	7,972	501
Cimpress NV *(A)	5,099	585

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CIRCOR International Inc *	3,715	$128
Clean Harbors Inc *	11,376	837
Colfax Corp *(A)	20,989	571
Columbus McKinnon Corp/NY	5,065	164
Comfort Systems USA Inc	6,991	270
Commercial Vehicle Group Inc *	1,600	10
Continental Building Products Inc *	6,600	166
Copa Holdings SA, Cl A (A)	7,128	735
Cornerstone Building Brands Inc *	6,048	28
Costamare Inc	5,100	30
CoStar Group Inc *	8,163	5,019
Covanta Holding Corp	27,058	465
Covenant Transportation Group Inc, Cl A *	3,300	47
CRA International Inc	2,105	82
Crane Co	11,929	909
CSW Industrials Inc	4,000	273
Cubic Corp	7,189	498
Curtiss-Wright Corp	9,278	1,138
Daseke Inc *	7,700	14
Deluxe Corp	10,154	468
Donaldson Co Inc (A)	28,346	1,371
Douglas Dynamics Inc	4,222	176
Ducommun Inc *	1,500	62
DXP Enterprises Inc/TX *	4,162	135
Dycom Industries Inc *	6,107	272
Eagle Bulk Shipping Inc *(A)	9,200	42
Echo Global Logistics Inc *	4,586	92
EMCOR Group Inc	12,387	1,083
Encore Wire Corp	4,403	238
Energous Corp *(A)	3,000	11
Energy Recovery Inc *	10,200	99
EnerSys	9,183	514
Ennis Inc	5,288	106
Enphase Energy Inc *(A)	21,600	641
EnPro Industries Inc	4,868	303
ESCO Technologies Inc	5,877	447
Evoqua Water Technologies Corp *	17,200	266
Exponent Inc	10,972	778
Federal Signal Corp	11,947	355
Fluor Corp	31,000	548
Forrester Research Inc	1,564	55
Forward Air Corp	5,718	356
Foundation Building Materials Inc *	5,300	91
Franklin Covey Co *	3,304	122
Franklin Electric Co Inc	9,781	448
FTI Consulting Inc *	8,468	916
Gardner Denver Holdings Inc *(A)	29,300	840
Gates Industrial Corp PLC *	8,400	73
GATX Corp (A)	8,052	598
Generac Holdings Inc *	13,645	1,064
Genesee & Wyoming Inc, Cl A *	12,974	1,439
Gibraltar Industries Inc *	6,160	248
GMS Inc *	8,200	242
Gorman-Rupp Co/The	4,077	122
GP Strategies Corp *	2,500	32
Graco Inc	38,205	1,741
GrafTech International Ltd (A)	11,400	139
Graham Corp	796	15
Granite Construction Inc	9,134	260
Great Lakes Dredge & Dock Corp *	17,880	194
Greenbrier Cos Inc/The	7,123	166
Griffon Corp	9,137	159
H&E Equipment Services Inc	5,625	137
Harsco Corp *	16,328	292
Hawaiian Holdings Inc	8,980	219
HD Supply Holdings Inc *	39,600	1,541
Healthcare Services Group Inc (A)	16,939	382
Heartland Express Inc	9,772	201
HEICO Corp	9,118	1,319

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HEICO Corp, Cl A	17,582	$1,940
Heidrick & Struggles International Inc	2,952	78
Helios Technologies Inc	6,577	281
Herc Holdings Inc *	5,667	234
Heritage-Crystal Clean Inc *	5,100	125
Herman Miller Inc	13,443	568
Hertz Global Holdings Inc *	24,735	300
Hexcel Corp	18,598	1,565
Hillenbrand Inc	15,785	433
HNI Corp	8,849	276
Hub Group Inc, Cl A *	7,862	339
Hubbell Inc, Cl B	11,989	1,572
Hurco Cos Inc	1,235	39
Huron Consulting Group Inc *	5,411	331
Hyster-Yale Materials Handling Inc	2,002	109
IAA Inc *	29,929	1,462
ICF International Inc	3,668	311
IES Holdings Inc *	3,000	57
InnerWorkings Inc *	7,387	31
Insperity Inc	8,424	834
Insteel Industries Inc	2,941	55
Interface Inc, Cl A	14,045	155
ITT Inc	19,063	1,085
JELD-WEN Holding Inc *	13,900	240
JetBlue Airways Corp *	64,981	1,125
John Bean Technologies Corp	6,631	678
Kadant Inc	2,725	224
Kaman Corp	5,573	325
KAR Auction Services Inc	31,829	845
Kelly Services Inc, Cl A	6,795	165
Kennametal Inc	18,814	562
Kforce Inc	4,537	148
Kimball International Inc, Cl B	7,025	123
Kirby Corp *	12,926	951
Knight-Swift Transportation Holdings Inc, Cl A (A)	26,927	919
Knoll Inc	11,763	271
Korn Ferry	11,558	452
Kratos Defense & Security Solutions Inc *	20,816	416
Landstar System Inc	8,944	997
Lawson Products Inc/DE *	1,800	66
LB Foster Co, Cl A *	1,900	38
Lennox International Inc	8,129	2,063
Lincoln Electric Holdings Inc	13,433	1,109
Lindsay Corp	2,327	205
LSC Communications Inc	4,957	6
Luxfer Holdings PLC	7,600	119
Lydall Inc *	3,632	73
Lyft Inc, Cl A *(A)	7,400	362
Macquarie Infrastructure Corp	16,800	635
Manitowoc Co Inc/The *	5,987	75
ManpowerGroup Inc	14,056	1,149
Marten Transport Ltd	7,153	141
Masonite International Corp *	5,600	299
MasTec Inc *	14,262	897
Matson Inc	8,552	304
Matthews International Corp, Cl A	6,813	200
Maxar Technologies Inc	10,900	77
McGrath RentCorp	5,948	381
Mercury Systems Inc *	12,523	1,072
Meritor Inc *	17,795	299
Mesa Air Group Inc *	7,700	50
Middleby Corp/The *(A)	12,125	1,330
Milacron Holdings Corp *	16,100	255
Miller Industries Inc/TN	2,311	72
Mistras Group Inc *	2,697	39
Mobile Mini Inc	8,883	278
Moog Inc, Cl A	7,824	636
MRC Global Inc *	18,112	228

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MSA Safety Inc	7,744	$818
MSC Industrial Direct Co Inc, Cl A	9,803	663
Mueller Industries Inc	11,208	295
Mueller Water Products Inc, Cl A	32,712	342
MYR Group Inc *	4,079	117
National Presto Industries Inc	1,091	94
Navigant Consulting Inc	10,241	285
Navistar International Corp *	10,491	241
NN Inc	5,587	36
Nordson Corp	12,612	1,715
Northwest Pipe Co *	2,600	60
NOW Inc *	21,600	257
NV5 Global Inc *	2,700	167
nVent Electric PLC	33,600	681
Old Dominion Freight Line Inc	15,090	2,471
Omega Flex Inc	600	51
Oshkosh Corp	16,317	1,147
Owens Corning	24,260	1,392
Park Aerospace Corp	5,082	86
Park-Ohio Holdings Corp	1,118	30
Parsons Corp *	5,100	173
Patrick Industries Inc *	5,225	189
PGT Innovations Inc *	10,000	160
PICO Holdings Inc *	4,621	44
Pitney Bowes Inc (A)	39,400	140
Plug Power Inc *(A)	55,300	120
Powell Industries Inc	1,364	50
Preformed Line Products Co	90	5
Primoris Services Corp	7,847	153
Proto Labs Inc *	5,999	568
Quad/Graphics Inc, Cl A	6,862	62
Quanex Building Products Corp	6,965	120
Radiant Logistics Inc *	12,400	61
Raven Industries Inc	8,655	252
RBC Bearings Inc *	5,395	861
Regal Beloit Corp	9,125	647
Resideo Technologies Inc *	24,500	338
Resources Connection Inc	9,581	159
REV Group Inc	8,400	108
Rexnord Corp *	22,226	582
RR Donnelley & Sons Co	13,219	32
Rush Enterprises Inc, Cl A	5,399	195
Rush Enterprises Inc, Cl B	1,800	67
Ryder System Inc	11,000	530
Saia Inc *	5,392	461
Schneider National Inc, Cl B	10,500	204
Scorpio Bulkers Inc	15,916	101
Sensata Technologies Holding PLC *	35,200	1,604
Simpson Manufacturing Co Inc	10,543	677
SiteOne Landscape Supply Inc *(A)	9,800	766
SkyWest Inc	11,322	648
SP Plus Corp *	4,298	148
Spartan Motors Inc	6,500	82
Spirit AeroSystems Holdings Inc, Cl A	23,775	1,916
Spirit Airlines Inc *	15,547	584
SPX Corp *	8,894	338
SPX FLOW Inc *	9,294	313
Standex International Corp	2,429	167
Steelcase Inc, Cl A	17,557	273
Stericycle Inc *(A)	19,100	857
Sterling Construction Co Inc *	2,700	30
Sunrun Inc *	26,600	408
Systemax Inc	1,400	28
Team Inc *(A)	5,757	95
Teledyne Technologies Inc *	8,237	2,542
Tennant Co	4,638	317
Terex Corp	14,170	352
Tetra Tech Inc	12,042	977
Textainer Group Holdings Ltd	3,853	31

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Thermon Group Holdings Inc *	6,882	$150
Timken Co/The	15,209	611
Titan International Inc	10,772	28
Titan Machinery Inc *	3,312	50
Toro Co/The	23,400	1,685
TPI Composites Inc *	7,500	132
TransUnion	42,600	3,563
Trex Co Inc *(A)	12,980	1,110
TriMas Corp *	9,876	290
TriNet Group Inc *	10,100	678
Trinity Industries Inc	24,042	420
Triton International Ltd/Bermuda	14,384	462
Triumph Group Inc	9,696	201
TrueBlue Inc *	8,328	162
Tutor Perini Corp *	8,051	80
Twin Disc Inc *	3,100	31
Uber Technologies Inc *(A)	39,900	1,300
UniFirst Corp/MA	3,340	654
Univar Inc *(A)	34,250	663
Universal Forest Products Inc	13,165	515
Universal Logistics Holdings Inc	700	15
Upwork Inc *(A)	14,200	205
US Ecology Inc	4,640	281
Valmont Industries Inc	4,614	625
Vectrus Inc *	3,679	149
Veritiv Corp *	2,000	33
Viad Corp	4,271	276
Vicor Corp *	5,700	174
Vivint Solar Inc *(A)	15,000	121
VSE Corp	2,000	64
Wabash National Corp	11,741	160
WABCO Holdings Inc *	11,510	1,537
Watsco Inc	6,959	1,138
Watts Water Technologies Inc, Cl A	5,856	537
Welbilt Inc *	29,950	471
Werner Enterprises Inc (A)	9,390	307
Wesco Aircraft Holdings Inc *	12,046	132
WESCO International Inc *	10,366	467
Willdan Group Inc *	1,300	47
WillScot Corp, Cl A *	14,000	195
Woodward Inc	12,842	1,385
XPO Logistics Inc *(A)	21,290	1,509
YRC Worldwide Inc *	4,500	10
		145,567

Information Technology — 19.3%
2U Inc *(A)	13,000	232
3D Systems Corp *(A)	28,047	196
8x8 Inc *(A)	20,614	501
A10 Networks Inc *	9,800	68
Acacia Communications Inc *	8,600	542
ACI Worldwide Inc *	22,912	682
Adesto Technologies Corp *	6,800	69
ADTRAN Inc	9,897	102
Advanced Energy Industries Inc *	8,719	450
Agilysys Inc *	5,200	142
Alarm.com Holdings Inc *(A)	8,300	395
Alpha & Omega Semiconductor Ltd *	5,600	66
Altair Engineering Inc, Cl A *(A)	9,000	309
Alteryx Inc, Cl A *	10,600	1,510
Ambarella Inc *(A)	6,900	386
Amdocs Ltd	31,668	2,050
American Software Inc/GA, Cl A	8,672	137
Amkor Technology Inc *	20,913	183
Anaplan Inc *	17,600	956
Anixter International Inc *	7,741	464
Appfolio Inc, Cl A *(A)	3,600	356
Appian Corp, Cl A *(A)	7,700	458
Applied Optoelectronics Inc *(A)	3,800	34

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Aquantia Corp *	4,100	$54
Arlo Technologies Inc *	13,252	42
Arrow Electronics Inc *	19,725	1,365
Aspen Technology Inc *	15,867	2,113
Atlassian Corp PLC, Cl A *	24,000	3,228
Avalara Inc *	9,300	784
Avaya Holdings Corp *	26,700	377
Avid Technology Inc *	5,000	37
Avnet Inc	24,899	1,043
AVX Corp	8,778	119
Axcelis Technologies Inc *	5,550	85
AXT Inc *	6,600	22
Badger Meter Inc	5,724	295
Bel Fuse Inc, Cl B	888	10
Belden Inc	8,823	402
Benchmark Electronics Inc	9,930	263
Benefitfocus Inc *(A)	5,300	138
Black Knight Inc *	31,637	1,969
Blackbaud Inc	10,755	978
Blackline Inc *	9,600	489
Booz Allen Hamilton Holding Corp, Cl A	30,065	2,270
Bottomline Technologies DE Inc *	9,971	411
Box Inc, Cl A *	31,700	464
Brightcove Inc *	6,800	84
Brooks Automation Inc	15,003	500
Cabot Microelectronics Corp	6,405	798
CACI International Inc, Cl A *	5,432	1,207
CalAmp Corp *	8,156	78
Calix Inc *	4,945	30
Carbon Black Inc *	14,600	381
Carbonite Inc *	8,800	106
Cardtronics PLC *(A)	8,885	263
Casa Systems Inc *	2,800	16
Cass Information Systems Inc	3,154	160
CDK Global Inc	27,000	1,165
CDW Corp/DE	33,000	3,812
Ceridian HCM Holding Inc *(A)	17,100	988
CEVA Inc *	3,838	121
ChannelAdvisor Corp *	2,400	21
Ciena Corp *	35,986	1,473
Cirrus Logic Inc *	14,195	761
Cision Ltd *	16,500	114
Clearfield Inc *	1,400	15
Cloudera Inc *(A)	58,268	416
Cognex Corp	38,016	1,714
Coherent Inc *	5,453	790
Cohu Inc	6,836	81
CommScope Holding Co Inc *	40,700	437
CommVault Systems Inc *	7,284	316
comScore Inc *	20,100	37
Comtech Telecommunications Corp	4,332	116
Conduent Inc *	38,300	249
CoreLogic Inc/United States *	17,783	861
Cornerstone OnDemand Inc *	13,499	704
Coupa Software Inc *	13,500	1,876
Cray Inc *	10,370	362
Cree Inc *	22,923	984
CSG Systems International Inc	6,917	373
CTS Corp	6,245	178
Cypress Semiconductor Corp	84,035	1,934
Daktronics Inc	4,580	33
Dell Technologies Inc, Cl C *	35,172	1,812
Diebold Nixdorf Inc *	14,133	158
Digi International Inc *	3,601	46
Digimarc Corp *	2,076	82
Digital Turbine Inc *	25,500	194
Diodes Inc *	10,642	389
DocuSign Inc, Cl A *	33,700	1,573
Dolby Laboratories Inc, Cl A	14,904	918

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Domo Inc, Cl B *	3,200	$79
Dropbox Inc, Cl A *	50,400	902
DSP Group Inc *	7,900	109
Ebix Inc (A)	4,825	171
EchoStar Corp, Cl A *	10,503	444
Elastic NV *(A)	8,200	721
Endurance International Group Holdings Inc *	9,100	46
Entegris Inc	29,908	1,281
Envestnet Inc *	10,352	592
EPAM Systems Inc *	11,900	2,277
ePlus Inc *	3,288	269
Euronet Worldwide Inc *	11,588	1,775
Everbridge Inc *	7,400	638
EVERTEC Inc	15,100	526
Evo Payments Inc, Cl A *	6,500	193
Exela Technologies Inc *	9,100	10
ExlService Holdings Inc *	8,023	543
Extreme Networks Inc *	31,687	212
Fabrinet*	7,315	369
Fair Isaac Corp *	6,291	2,219
FARO Technologies Inc *	4,508	222
Finisar Corp *	28,654	648
FireEye Inc *	48,700	654
First Solar Inc *	18,400	1,142
Fitbit Inc, Cl A *(A)	58,100	180
Five9 Inc *	14,000	885
ForeScout Technologies Inc *	9,700	348
FormFactor Inc *	18,019	308
Genpact Ltd	40,350	1,653
GoDaddy Inc, Cl A *	40,300	2,553
GTT Communications Inc *(A)	9,500	90
GTY Technology Holdings Inc *	11,200	70
Guidewire Software Inc *	18,869	1,815
Hackett Group Inc/The	3,300	53
Harmonic Inc *	14,394	95
HubSpot Inc *	8,800	1,757
I3 Verticals Inc, Cl A *	3,600	81
Ichor Holdings Ltd *	4,100	87
II-VI Inc *(A)	13,643	512
Immersion Corp *	3,567	29
Impinj Inc *(A)	3,600	131
Infinera Corp *(A)	49,184	262
Inphi Corp *	10,262	628
Inseego Corp *(A)	11,400	51
Insight Enterprises Inc *	7,198	346
Instructure Inc *(A)	7,300	302
Intelligent Systems Corp *	2,700	143
InterDigital Inc	7,130	351
Itron Inc *	8,011	556
j2 Global Inc	11,057	935
Jabil Inc	32,300	931
KBR Inc	31,745	810
KEMET Corp	12,500	209
Kimball Electronics Inc *	2,893	38
Knowles Corp *	20,300	412
KVH Industries Inc *	1,997	19
Lattice Semiconductor Corp *	29,262	576
Limelight Networks Inc *	15,000	36
Littelfuse Inc	5,231	816
LivePerson Inc *(A)	12,991	516
LiveRamp Holdings Inc *	15,074	639
LogMeIn Inc	11,113	743
Lumentum Holdings Inc *(A)	17,070	952
MACOM Technology Solutions Holdings Inc *	12,425	244
Manhattan Associates Inc *	15,080	1,246
ManTech International Corp/VA, Cl A	6,422	451
Marvell Technology Group Ltd	149,257	3,578

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MAXIMUS Inc	14,116	$1,086
MaxLinear Inc, Cl A *	15,544	308
Methode Electronics Inc	6,984	222
MicroStrategy Inc, Cl A *	1,553	223
Mitek Systems Inc *	5,800	59
MKS Instruments Inc (A)	12,123	949
MobileIron Inc *	27,900	193
Model N Inc *	7,600	218
MongoDB Inc, Cl A *(A)	5,200	792
Monolithic Power Systems Inc	9,751	1,468
Monotype Imaging Holdings Inc	9,060	179
MTS Systems Corp	4,389	250
Nanometrics Inc *	5,744	157
Napco Security Technologies Inc *	4,200	145
National Instruments Corp	30,467	1,280
NCR Corp *	26,383	831
NeoPhotonics Corp *	7,500	47
NETGEAR Inc *	6,692	232
NetScout Systems Inc *	15,158	336
New Relic Inc *	10,500	602
NIC Inc	13,222	275
nLight Inc *	6,800	88
Novanta Inc *	6,962	522
Nuance Communications Inc *	64,881	1,091
Nutanix Inc, Cl A *	31,700	768
NVE Corp	694	45
Okta Inc, Cl A *	23,300	2,947
ON Semiconductor Corp *	89,900	1,600
OneSpan Inc *	4,254	57
OSI Systems Inc *	3,768	396
Pagerduty Inc *(A)	3,100	122
Palo Alto Networks Inc *	20,933	4,262
PAR Technology Corp *(A)	4,100	95
Paycom Software Inc *	11,300	2,826
Paylocity Holding Corp *	7,100	775
Paysign Inc *(A)	10,100	134
PC Connection Inc	2,231	79
PCM Inc *	3,400	119
PDF Solutions Inc *	4,653	54
Pegasystems Inc	8,536	599
Perficient Inc *	6,700	247
Perspecta Inc	31,900	828
Photronics Inc *	13,129	142
Plantronics Inc	7,169	223
Plexus Corp *	6,928	396
Pluralsight Inc, Cl A *(A)	14,300	230
Power Integrations Inc	6,889	613
Presidio Inc	7,700	123
Progress Software Corp	9,358	354
Proofpoint Inc *	12,200	1,386
PROS Holdings Inc *	7,599	540
PTC Inc *	22,990	1,505
Pure Storage Inc, Cl A *	49,500	806
Q2 Holdings Inc *	8,900	801
QAD Inc, Cl A	2,900	118
Qualys Inc *	7,700	613
Rambus Inc *	21,110	265
Rapid7 Inc *	10,600	569
RealPage Inc *	17,246	1,098
Ribbon Communications Inc *	13,520	70
RingCentral Inc, Cl A *	16,100	2,272
Rogers Corp *	4,193	555
Rudolph Technologies Inc *	5,507	121
Sabre Corp	61,000	1,442
SailPoint Technologies Holding Inc *	20,200	455
Sanmina Corp *	16,966	490
ScanSource Inc *	4,796	136
Science Applications International Corp	13,876	1,221
Semtech Corp *	13,675	574

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ServiceNow Inc *	41,469	$10,858
ShotSpotter Inc *(A)	1,400	38
Silicon Laboratories Inc *	9,582	1,044
SMART Global Holdings Inc *	4,500	128
Smartsheet Inc, Cl A *	18,300	889
SolarWinds Corp *(A)	12,100	206
Splunk Inc *	34,184	3,822
SPS Commerce Inc *	8,458	427
Square Inc, Cl A *	75,600	4,675
SS&C Technologies Holdings Inc	50,818	2,369
Stratasys Ltd *	9,769	233
SunPower Corp, Cl A *	17,136	215
SVMK Inc *	20,000	335
Switch Inc, Cl A	15,700	257
Sykes Enterprises Inc *	8,011	232
Synaptics Inc *	6,887	221
Synchronoss Technologies Inc *	14,400	115
SYNNEX Corp	8,781	736
Tech Data Corp *	8,765	813
Telaria Inc *	15,100	151
Telenav Inc *	3,400	39
Tenable Holdings Inc *	9,400	214
Teradata Corp *	26,200	809
Teradyne Inc	38,300	2,029
TiVo Corp	27,958	211
Trade Desk Inc/The, Cl A *(A)	8,700	2,138
Trimble Inc *	55,320	2,076
TTEC Holdings Inc	3,427	161
TTM Technologies Inc *	21,287	227
Tucows Inc, Cl A *	1,800	91
Twilio Inc, Cl A *(A)	26,316	3,433
Tyler Technologies Inc *	8,687	2,229
Ubiquiti Inc (A)	3,300	365
Ultra Clean Holdings Inc *	7,052	84
Unisys Corp *	9,183	60
Universal Display Corp (A)	9,408	1,933
Upland Software Inc *	5,700	217
USA Technologies Inc *(A)	19,700	162
Varonis Systems Inc *	6,900	471
Veeco Instruments Inc *	9,910	92
Verint Systems Inc *	15,550	829
Verra Mobility Corp, Cl A *(A)	23,800	331
Versum Materials Inc	24,300	1,264
ViaSat Inc *(A)	12,056	956
Viavi Solutions Inc *	48,400	672
VirnetX Holding Corp *(A)	20,442	108
Virtusa Corp *	6,949	251
Vishay Intertechnology Inc	27,317	432
Vishay Precision Group Inc *	3,164	99
VMware Inc, Cl A	17,817	2,520
WEX Inc *	9,476	1,938
Workday Inc, Cl A *	36,089	6,398
Workiva Inc, Cl A *	8,100	390
Xperi Corp	9,930	182
Yext Inc *	21,600	341
Zebra Technologies Corp, Cl A *	12,264	2,515
Zendesk Inc *	23,800	1,909
Zix Corp *	11,213	82
Zscaler Inc *	13,400	921
Zuora Inc, Cl A *(A)	20,500	309
		210,327

Materials — 3.9%
Advanced Emissions Solutions Inc (A)	7,300	92
AdvanSix Inc *	5,900	132
AK Steel Holding Corp *(A)	63,900	138
Alcoa Corp *	40,900	733
Allegheny Technologies Inc *	27,800	551
American Vanguard Corp	8,099	115

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AptarGroup Inc	13,866	$1,695
Ardagh Group SA, Cl A	5,500	92
Ashland Global Holdings Inc	14,708	1,077
Axalta Coating Systems Ltd *	45,000	1,300
Balchem Corp	6,788	603
Berry Global Group Inc *	28,541	1,117
Boise Cascade Co	7,270	228
Cabot Corp	12,332	493
Carpenter Technology Corp	9,601	467
Century Aluminum Co *	8,259	46
Chase Corp	1,300	130
Chemours Co/The	40,500	574
Clearwater Paper Corp *	2,951	47
Cleveland-Cliffs Inc (A)	60,000	476
Coeur Mining Inc *	54,061	296
Commercial Metals Co	27,241	427
Compass Minerals International Inc	6,740	335
Crown Holdings Inc *	30,035	1,978
Domtar Corp	14,050	463
Eagle Materials Inc	10,283	866
Element Solutions Inc *	51,600	481
Ferro Corp *	16,505	168
Ferroglobe *(B)	11,102	—
Flotek Industries Inc *	10,196	21
Forterra Inc *	5,600	33
FutureFuel Corp	3,876	42
GCP Applied Technologies Inc *	13,824	243
Gold Resource Corp	12,400	42
Graphic Packaging Holding Co	69,817	964
Greif Inc, Cl A	7,219	254
Greif Inc, Cl B	1,300	54
Hawkins Inc	1,773	79
Haynes International Inc	2,823	84
HB Fuller Co	10,933	466
Hecla Mining Co	100,168	178
Huntsman Corp	48,524	967
Ingevity Corp *	10,100	769
Innophos Holdings Inc	4,189	118
Innospec Inc	6,113	508
Intrepid Potash Inc *	19,600	58
Kaiser Aluminum Corp	3,554	314
Koppers Holdings Inc *	4,473	119
Kraton Corp *	7,080	194
Kronos Worldwide Inc	3,484	38
Livent Corp *	29,000	178
Louisiana-Pacific Corp	28,042	674
LSB Industries Inc *	2,939	14
Materion Corp	5,074	299
Minerals Technologies Inc	8,924	430
Myers Industries Inc	7,018	118
Neenah Inc	3,393	216
NewMarket Corp	1,497	711
Novagold Resources Inc *(A)	55,300	411
Olin Corp	36,316	617
Olympic Steel Inc	1,927	21
OMNOVA Solutions Inc *	7,567	76
Orion Engineered Carbons SA	14,400	200
Owens-Illinois Inc	31,200	317
PH Glatfelter Co	7,871	113
PolyOne Corp	16,832	539
PQ Group Holdings Inc *	12,200	174
Quaker Chemical Corp	2,734	434
Rayonier Advanced Materials Inc	9,817	34
Reliance Steel & Aluminum Co	14,438	1,404
Royal Gold Inc	14,402	1,921
RPM International Inc	28,488	1,928
Ryerson Holding Corp *	1,400	10
Schnitzer Steel Industries Inc, Cl A	4,656	103
Schweitzer-Mauduit International Inc	6,138	206

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Scotts Miracle-Gro Co/The, Cl A	8,859	$942
Sensient Technologies Corp	9,935	649
Silgan Holdings Inc	16,960	505
Sonoco Products Co	22,021	1,260
Southern Copper Corp	18,729	592
Steel Dynamics Inc	49,637	1,340
Stepan Co	4,825	460
Summit Materials Inc, Cl A *(A)	23,906	502
SunCoke Energy Inc *	14,846	93
TimkenSteel Corp *	7,904	41
Trecora Resources *	2,517	23
Tredegar Corp	5,341	92
Trinseo SA	8,600	302
Tronox Holdings PLC (A)	19,200	143
UFP Technologies Inc *	1,800	75
United States Lime & Minerals Inc	400	31
United States Steel Corp (A)	39,400	436
US Concrete Inc *	3,000	122
Valvoline Inc	42,436	959
Verso Corp *	6,500	66
Warrior Met Coal Inc	12,600	263
Westlake Chemical Corp	7,610	446
Worthington Industries Inc	8,002	278
WR Grace & Co	12,224	828
		42,261
Real Estate — 9.3%
Acadia Realty Trust ‡	20,139	551
Agree Realty Corp ‡(A)	8,547	638
Alexander & Baldwin Inc ‡	16,191	371
Alexander’s Inc ‡	488	184
Altisource Portfolio Solutions SA *	1,700	34
American Assets Trust Inc ‡	10,291	482
American Campus Communities Inc ‡	31,762	1,476
American Finance Trust Inc (A)	26,200	314
American Homes 4 Rent, Cl A ‡	57,100	1,461
Americold Realty Trust ‡	43,200	1,573
Apple Hospitality Inc ‡	45,800	730
Armada Hoffler Properties Inc ‡	13,800	239
Ashford Hospitality Trust Inc ‡	14,971	42
Bluerock Residential Growth Inc, Cl A ‡	5,800	72
Braemar Hotels & Resorts Inc ‡	4,381	40
Brandywine Realty Trust ‡	37,939	544
Brixmor Property Group Inc ‡	69,500	1,281
Brookfield Property Inc, Cl A ‡(A)	22,700	427
Camden Property Trust ‡	21,438	2,321
CareTrust Inc ‡	21,353	508
CatchMark Timber Trust Inc, Cl A ‡	7,800	77
CBL & Associates Properties Inc ‡(A)	33,182	30
Cedar Realty Trust Inc ‡	18,338	44
Chatham Lodging Trust ‡	7,735	128
Chesapeake Lodging Trust ‡	13,167	339
City Office Inc ‡	11,000	149
Colony Capital Inc ‡	109,394	492
Columbia Property Trust Inc ‡	25,600	548
Community Healthcare Trust Inc ‡	3,900	166
Consolidated-Tomoka Land Co	500	32
CoreCivic Inc ‡	24,402	414
CorEnergy Infrastructure Trust Inc ‡(A)	2,140	97
CorePoint Lodging Inc ‡	8,250	75
CoreSite Realty Corp ‡	8,073	938
Corporate Office Properties Trust ‡	25,430	735
Cousins Properties Inc	32,345	1,122
CubeSmart ‡	41,722	1,497
Cushman & Wakefield PLC *	23,500	396
CyrusOne Inc ‡	25,129	1,846
DiamondRock Hospitality Co ‡	43,307	410
Douglas Emmett Inc ‡	37,385	1,578
Easterly Government Properties Inc ‡	16,900	347

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
EastGroup Properties Inc ‡	8,085	$1,007
Empire State Realty Trust Inc, Cl A ‡	36,700	516
EPR Properties ‡	16,651	1,303
Equity Commonwealth ‡	26,344	887
Equity LifeStyle Properties Inc ‡	19,132	2,578
Essential Properties Realty Trust Inc ‡	17,800	404
Farmland Partners Inc ‡(A)	9,000	54
First Industrial Realty Trust Inc ‡	28,753	1,120
Forestar Group Inc *	1,067	20
Four Corners Property Trust Inc ‡	16,019	456
Franklin Street Properties Corp ‡	19,396	147
Front Yard Residential Corp ‡	11,300	125
FRP Holdings Inc *	838	41
Gaming and Leisure Properties Inc ‡	44,315	1,734
GEO Group Inc/The ‡	25,385	436
Getty Realty Corp ‡	6,289	200
Gladstone Commercial Corp ‡	8,919	202
Global Medical Inc ‡	8,900	97
Global Net Lease Inc ‡	20,133	386
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡(A)	14,500	401
Healthcare Realty Trust Inc ‡	27,355	909
Healthcare Trust of America Inc, Cl A ‡	47,550	1,349
Hersha Hospitality Trust, Cl A ‡	9,019	125
Highwoods Properties Inc ‡	22,568	975
Hospitality Properties Trust ‡	38,741	935
Howard Hughes Corp/The *	8,917	1,126
Hudson Pacific Properties Inc ‡	35,670	1,213
Independence Realty Trust Inc ‡	20,300	282
Industrial Logistics Properties Trust ‡	13,609	291
Innovative Industrial Properties Inc, Cl A ‡	2,200	196
Investors Real Estate Trust ‡	2,403	166
Invitation Homes Inc ‡	96,581	2,778
iStar Inc ‡	16,418	210
JBG SMITH Properties ‡	26,500	1,014
Jernigan Capital Inc ‡	3,300	64
Jones Lang LaSalle Inc	11,347	1,521
Kennedy-Wilson Holdings Inc	25,929	544
Kilroy Realty Corp ‡	21,643	1,685
Kite Realty Group Trust ‡	15,455	221
Lamar Advertising Co, Cl A ‡	18,597	1,426
Lexington Realty Trust ‡	53,490	556
Liberty Property Trust ‡	34,175	1,781
Life Storage Inc ‡	10,193	1,080
LTC Properties Inc ‡	8,817	430
Mack-Cali Realty Corp ‡	19,967	407
Marcus & Millichap Inc *	5,100	184
Medical Properties Trust Inc ‡	100,562	1,869
Monmouth Real Estate Investment Corp, Cl A ‡	21,146	277
National Health Investors Inc ‡	9,264	769
National Retail Properties Inc ‡	36,243	2,035
National Storage Affiliates Trust ‡	12,800	428
New Senior Investment Group Inc ‡	16,600	104
Newmark Group Inc, Cl A	30,905	268
NexPoint Residential Trust Inc ‡	4,900	227
NorthStar Realty Europe Corp ‡	10,009	170
Office Properties Income Trust ‡	9,591	260
Omega Healthcare Investors Inc ‡(A)	49,257	2,004
One Liberty Properties Inc ‡	2,524	68
Outfront Media Inc ‡	33,609	924
Paramount Group Inc ‡	46,500	613
Park Hotels & Resorts Inc ‡	43,291	1,020
Pebblebrook Hotel Trust ‡	27,525	742
Pennsylvania Real Estate Investment Trust ‡(A)	13,699	70
Physicians Realty Trust ‡	44,500	771
Piedmont Office Realty Trust Inc, Cl A ‡(A)	28,566	564
PotlatchDeltic Corp ‡(A)	13,912	535

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Preferred Apartment Communities Inc, Cl A ‡	11,600	$156
PS Business Parks Inc ‡	4,228	759
QTS Realty Trust Inc, Cl A ‡	12,100	594
Rafael Holdings Inc, Cl B *	4,000	81
Rayonier Inc ‡	29,153	781
RE/MAX Holdings Inc, Cl A	3,200	82
Realogy Holdings Corp (A)	24,502	117
Redfin Corp *(A)	21,800	368
Retail Opportunity Investments Corp ‡	22,759	399
Retail Properties of America Inc, Cl A ‡	48,903	556
Retail Value Inc ‡	3,029	112
Rexford Industrial Realty Inc ‡	22,600	999
RLJ Lodging Trust ‡	36,854	597
RMR Group Inc/The, Cl A	4,170	194
RPT Realty ‡	16,337	194
Ryman Hospitality Properties Inc ‡	9,860	785
Sabra Health Care Inc ‡	39,820	861
Safehold Inc	3,200	94
Saul Centers Inc ‡	2,144	108
Senior Housing Properties Trust ‡	55,107	468
Seritage Growth Properties ‡(A)	7,500	293
SITE Centers Corp ‡	29,507	409
Spirit MTA ‡	8,556	72
Spirit Realty Capital Inc ‡(A)	20,613	988
St Joe Co/The *	8,100	146
STAG Industrial Inc ‡	27,156	790
STORE Capital Corp ‡	45,900	1,733
Stratus Properties Inc *	1,900	50
Summit Hotel Properties Inc ‡	19,629	219
Sun Communities Inc ‡	19,321	2,856
Sunstone Hotel Investors Inc ‡	50,838	668
Tanger Factory Outlet Centers Inc ‡(A)	17,549	248
Taubman Centers Inc ‡	14,487	566
Tejon Ranch Co *	6,376	107
Terreno Realty Corp ‡	14,063	711
UMH Properties Inc ‡	5,400	69
Uniti Group Inc ‡(A)	43,760	323
Universal Health Realty Income Trust ‡	3,116	301
Urban Edge Properties ‡	23,600	413
Urstadt Biddle Properties Inc, Cl A ‡	6,156	129
VEREIT Inc ‡	224,000	2,184
VICI Properties Inc ‡(A)	98,400	2,181
Washington Prime Group Inc ‡(A)	37,502	121
Washington Real Estate Investment Trust ‡	16,313	432
Weingarten Realty Investors ‡	27,368	725
Whitestone, Cl B ‡	7,077	88
WP Carey Inc ‡	38,500	3,457
Xenia Hotels & Resorts Inc ‡(A)	25,700	519
		101,151

Utilities — 3.0%
ALLETE Inc	12,170	1,043
American States Water Co	8,774	812
Aqua America Inc	47,637	2,110
AquaVenture Holdings Ltd *	5,700	101
Artesian Resources Corp, Cl A	2,184	79
Atlantic Power Corp *	12,421	28
Avangrid Inc	12,150	614
Avista Corp	14,852	697
Black Hills Corp	14,202	1,089
Cadiz Inc *(A)	4,300	49
California Water Service Group	11,641	657
Chesapeake Utilities Corp	3,815	361
Clearway Energy Inc, Cl A	7,000	117
Clearway Energy Inc, Cl C	18,200	322
Connecticut Water Service Inc	3,106	218
Consolidated Water Co Ltd	3,000	44
El Paso Electric Co	9,236	616

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hawaiian Electric Industries Inc	24,158	$1,073
IDACORP Inc	11,424	1,254
MDU Resources Group Inc	43,932	1,181
MGE Energy Inc	7,614	578
Middlesex Water Co	4,001	244
National Fuel Gas Co	18,888	883
New Jersey Resources Corp	19,794	905
Northwest Natural Holding Co	6,376	455
NorthWestern Corp	12,046	873
OGE Energy Corp	44,076	1,890
ONE Gas Inc	11,900	1,090
Ormat Technologies Inc	8,334	619
Otter Tail Corp	9,546	483
Pattern Energy Group Inc, Cl A	21,700	589
PG&E Corp *(A)	115,300	1,205
PNM Resources Inc	18,817	960
Portland General Electric Co	20,000	1,138
RGC Resources Inc	512	15
SJW Group	6,164	421
South Jersey Industries Inc (A)	20,696	669
Southwest Gas Holdings Inc	12,141	1,108
Spark Energy Inc, Cl A	2,000	19
Spire Inc	11,703	994
TerraForm Power Inc, Cl A	15,976	271
UGI Corp	47,896	2,331
Unitil Corp	3,058	185
Vistra Energy Corp	91,668	2,287
York Water Co/The	2,352	88
		32,765
Total Common Stock (Cost $882,842) ($ Thousands)		1,069,629

	Number of Rights

RIGHTS — 0.0%
A Schulman Inc CVR *‡‡(B)	6,129	12
Corium International CVR *‡‡	6,300	3
NewStar Financial Inc CVR *‡‡(B)	3,393	2
Media General Inc CVR *‡‡(B)	20,200	–
Tobira Therapeutics CVR *‡‡(B)	2,300	–
Total Rights (Cost $3) ($ Thousands)		17

	Shares
AFFILIATED PARTNERSHIP — 12.2%
SEI Liquidity Fund, L.P. 2.130% **†(D)	132,788,629	132,772
Total Affiliated Partnership (Cost $132,787) ($ Thousands)		132,772

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Cl F
1.970%**†	17,537,965	17,538
Total Cash Equivalent (Cost $17,538) ($ Thousands)		17,538
Total Investments in Securities — 112.0% (Cost $1,033,170) ($ Thousands)		$1,219,956

A list of the open futures contracts held by the Fund at August 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Russell 2000 Index E-MINI	120	Sep-2019	$9,206	$8,965	$(241)
S&P Mid Cap 400 Index E-MINI	58	Sep-2019	11,057	10,912	(145)

			$20,263	$19,877	$(386)

Percentages are based on Net Assets of $1,089,780 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of August 31, 2019.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2019. The total market value of securities on loan at August 31, 2019 was $129,117 ($ Thousands).
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security is a Master Limited Partnership. At August 31, 2019, such securities amounted to $957 ($ Thousands), or 0.09% of the net assets.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2019 was $132,772 ($ Thousands).

Cl — Class

CVR — Contingent Value Rights

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of August 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,069,552	$–	$77	$1,069,629
Rights	3	–	14	17
Affiliated Partnership	–	132,772	–	132,772
Cash Equivalent	17,538	–	–	17,538

Total Investments in Securities	$1,087,093	$132,772	$91	$1,219,956

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	(386)	–	–	(386)

Total Other Financial Instruments	$(386)	$–	$–	$(386)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

(1)

A reconciliation of Level 3 instruments is presented when the Fund has a significiant amount of Level 3 investmets at the beginning and/or end of the period in relation to the Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is summary of the transactions with affiliates for the period ended August 31, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2019	Shares	Income	Capital Gains
SEI Investments Co	$ 1,287	$ 246	$ —	$—	$188	$ 1,721	29,919	$ 8	$—
SEI Liquidity Fund, L.P.	84,352	109,830	(61,395)	—	(15)	132,772	132,788,629	135	—
SEI Daily Income Trust, Government Fund, Cl F	16,298	87,469	(86,229)	—	—	17,538	17,537,964	106	—
Totals	$101,937	$197,545	$(147,624)	$—	$173	$152,031	150,356,512	$249	$—

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Small Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.4%

Communication Services — 2.2%
AMC Networks Inc, Cl A *	12,200	$592
Bandwidth Inc, Cl A *	1,850	161
Boingo Wireless Inc *(A)	33,845	436
Cable One Inc	250	324
Cardlytics Inc *	5,030	189
Central European Media Enterprises Ltd, Cl A *	10,500	49
Cinemark Holdings Inc (A)	17,965	685
Cogent Communications Holdings	2,400	146
DHI Group Inc *	37,500	136
Entercom Communications Corp, Cl A (A)	54,900	195
EverQuote Inc, Cl A *(A)	7,901	177
IMAX Corp *	12,555	263
Marcus Corp/The	2,000	67
Meredith Corp (A)	9,470	415
National CineMedia Inc	8,200	67
Shenandoah Telecommunications Co	3,400	107
Sinclair Broadcast Group Inc, Cl A (A)	7,900	352
Telephone & Data Systems Inc	6,300	159
United States Cellular Corp *	1,300	47
Vonage Holdings Corp *	107,918	1,427
		5,994

Consumer Discretionary — 11.2%
1-800-Flowers.com Inc, Cl A *	4,300	63
Aaron’s Inc	7,462	478
Abercrombie & Fitch Co, Cl A	25,955	379
Adtalem Global Education Inc *	13,635	582
American Axle & Manufacturing Holdings Inc *	33,200	210
American Public Education Inc *	1,900	46
America’s Car-Mart Inc/TX *	700	60
Aramark	5,500	225
Asbury Automotive Group Inc *	1,600	151
Big Lots Inc	7,300	166
BJ’s Restaurants Inc	1,100	40
Bloomin’ Brands Inc	8,700	157
Bright Horizons Family Solutions Inc *	12,306	2,031
Brinker International Inc (A)	8,900	338
Brunswick Corp/DE	8,200	382
Career Education Corp *	6,279	129
Carriage Services Inc, Cl A	2,300	49
Carrols Restaurant Group Inc *	4,400	32
Carter’s Inc (A)	6,030	552
Cato Corp/The, Cl A	2,600	45
Cavco Industries Inc *	2,871	527
Cheesecake Factory Inc/The	4,000	152
Chegg Inc *	2,395	95
Choice Hotels International Inc	700	64
Churchill Downs Inc	1,886	232
Chuy’s Holdings Inc *	1,600	41
Columbia Sportswear Co	600	56
Conn’s Inc *(A)	38,833	783
Cooper Tire & Rubber Co	9,600	226
Cooper-Standard Holdings Inc *	4,800	180
Core-Mark Holding Co Inc	3,900	126
Cracker Barrel Old Country Store Inc	1,400	232
Dana Inc	62,050	790
Deckers Outdoor Corp *	1,100	162

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Del Taco Restaurants Inc *	6,000	$67
Denny’s Corp *	6,200	146
Dick’s Sporting Goods Inc (A)	12,609	429
Domino’s Pizza Inc	1,300	295
Dunkin’ Brands Group Inc	4,100	338
El Pollo Loco Holdings Inc *	3,500	36
Eldorado Resorts Inc *(A)	28,446	1,095
Ethan Allen Interiors Inc (A)	17,400	299
Expedia Group Inc	812	106
Fiesta Restaurant Group Inc *	2,800	24
Foot Locker Inc	13,045	472
Fox Factory Holding Corp *	10,800	778
frontdoor Inc *	3,542	182
Genesco Inc *	3,900	139
Graham Holdings Co, Cl B	250	176
Group 1 Automotive Inc	10,200	762
H&R Block Inc	11,500	279
Haverty Furniture Cos Inc (A)	18,500	354
Helen of Troy Ltd *	1,371	210
Jack in the Box Inc	18,591	1,586
K12 Inc *	4,400	116
Laureate Education Inc, Cl A *	8,754	160
La-Z-Boy Inc, Cl Z	11,100	354
Lithia Motors Inc, Cl A	3,861	506
M/I Homes Inc *	2,700	98
MDC Holdings Inc	19,873	769
Meritage Homes Corp *	9,112	595
Modine Manufacturing Co *	24,600	251
Murphy USA Inc *	2,300	206
National Vision Holdings Inc *	8,715	247
NVR Inc *	100	360
Office Depot Inc	130,200	169
Penske Automotive Group Inc	500	21
PetMed Express Inc (A)	9,900	156
Planet Fitness Inc, Cl A *	9,035	638
PlayAGS Inc *	70,782	689
Pool Corp	1,200	236
Quotient Technology Inc *	7,800	57
Rent-A-Center Inc/TX, Cl A	11,898	304
Rubicon Project Inc/The *	17,640	180
Ruth’s Hospitality Group Inc	4,300	84
Sally Beauty Holdings Inc *(A)	39,300	481
Service Corp International/US	700	32
ServiceMaster Global Holdings Inc *	2,392	136
Shake Shack Inc, Cl A *	2,035	202
Shoe Carnival Inc (A)	10,200	314
Signet Jewelers Ltd	4,900	60
Sonic Automotive Inc, Cl A	16,000	431
Sonos Inc *(A)	11,688	170
Strategic Education Inc	7,502	1,270
Sturm Ruger & Co Inc	2,100	86
Texas Roadhouse Inc, Cl A	5,000	257
TopBuild Corp *	4,556	422
Tower International Inc *	18,700	578
Tupperware Brands Corp	9,000	117
Wendy’s Co/The	21,072	464
Williams-Sonoma Inc (A)	14,800	974
Wingstop Inc (A)	1,802	181
Winmark Corp	200	33
Wolverine World Wide Inc	14,790	384
YETI Holdings Inc *(A)	4,960	140
ZAGG *	15,500	99
		30,581

Consumer Staples — 3.2%
Boston Beer Co Inc/The, Cl A *	1,000	438
Bunge Ltd	5,800	310
Casey’s General Stores Inc	1,321	222
Central Garden & Pet Co, Cl A *	3,000	72

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Coca-Cola Consolidated Inc	400	$135
Darling Ingredients Inc *	26,100	485
Flowers Foods Inc	13,200	301
Fresh Del Monte Produce Inc	3,000	78
Freshpet Inc *	12,650	621
Grocery Outlet Holding Corp *	3,583	145
Hostess Brands Inc, Cl A *	8,700	122
Ingles Markets Inc, Cl A	7,500	292
Ingredion Inc	3,600	278
J&J Snack Foods Corp	5,060	977
John B Sanfilippo & Son Inc	900	83
Lamb Weston Holdings Inc	3,300	232
Lancaster Colony Corp	1,400	204
Landec Corp *	3,200	35
Performance Food Group Co *	7,500	351
Pilgrim’s Pride Corp *	4,300	134
Post Holdings Inc *	3,000	299
Seaboard Corp	12	50
Simply Good Foods Co/The *	46,492	1,378
SpartanNash Co	21,300	229
Tootsie Roll Industries Inc	1,754	64
TreeHouse Foods Inc *	200	10
Universal Corp/VA	10,800	541
US Foods Holding Corp *	9,000	364
Village Super Market Inc, Cl A (A)	12,100	302
WD-40 Co	800	146
		8,898

Energy — 2.4%
Arch Coal Inc (A)	7,400	567
Archrock Inc	44,045	428
Bonanza Creek Energy Inc *	12,400	280
Callon Petroleum Co *(A)	77,497	319
Carrizo Oil & Gas Inc *(A)	23,200	192
Delek US Holdings Inc	17,700	580
Denbury Resources Inc *(A)	103,900	112
Helix Energy Solutions Group Inc *	51,000	369
Laredo Petroleum *	12,600	31
McDermott International Inc *(A)	90,595	428
Newpark Resources Inc *	44,620	295
Par Pacific Holdings Inc *	4,300	93
PBF Energy Inc, Cl A	19,200	455
PDC Energy Inc *	12,910	411
Renewable Energy Group Inc *	5,200	63
REX American Resources Corp *	500	34
Solaris Oilfield Infrastructure Inc, Cl A (A)	22,600	311
Southwestern Energy Co *(A)	110,400	174
SRC Energy Inc *	64,300	323
Talos Energy Inc *	9,335	178
VAALCO Energy Inc *	30,600	55
W&T Offshore Inc *	70,900	311
World Fuel Services Corp	12,200	468
		6,477

Financials — 18.3%
1st Source Corp	1,500	67
AG Mortgage Investment Trust Inc ‡	22,700	340
AGNC Investment Corp ‡	16,400	244
Alleghany Corp *	450	337
American Equity Investment Life Holding Co	10,900	235
American Financial Group Inc/OH	3,000	303
American National Insurance Co	4,600	525
AMERISAFE Inc	1,700	117
Anworth Mortgage Asset Corp	10,900	34
Apollo Commercial Real Estate Finance Inc	18,100	336
Apollo Investment Corp	21,366	349
Arbor Realty Trust Inc ‡(A)	48,200	605

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ares Commercial Real Estate Corp	5,300	$79
Associated Banc-Corp	42,800	823
Assured Guaranty Ltd	1,900	81
Axis Capital Holdings Ltd	4,900	301
Banc of California Inc	23,610	344
BancFirst Corp	1,200	65
Bank of Marin Bancorp	1,400	57
BankUnited Inc	19,100	607
Banner Corp	9,315	502
Berkshire Hills Bancorp Inc	10,300	302
BlackRock Capital Investment Corp	44,000	230
Boston Private Financial Holdings Inc	29,730	316
Brightsphere Investment Group Inc	36,000	327
Brown & Brown Inc	1,900	70
Byline Bancorp Inc *	2,700	46
Cadence BanCorp, Cl A	10,295	158
Camden National Corp	11,800	489
Capstead Mortgage Corp ‡	8,700	63
Carter Bank & Trust *	2,700	51
Cathay General Bancorp	18,900	627
Central Pacific Financial Corp	1,300	36
CNB Financial Corp/PA	1,100	29
CNO Financial Group Inc	67,065	971
Community Trust Bancorp Inc	8,800	342
Customers Bancorp Inc *	13,100	247
CVB Financial Corp	15,495	319
Diamond Hill Investment Group Inc	300	40
Dime Community Bancshares Inc	16,900	335
Dynex Capital Inc	16,699	236
eHealth Inc *	9,121	760
Employers Holdings Inc	2,800	121
Enterprise Financial Services Corp	1,600	63
Erie Indemnity Co, Cl A	1,300	285
Essent Group Ltd	6,600	320
Everest Re Group Ltd	1,300	307
Exantas Capital Corp ‡	3,800	43
FactSet Research Systems Inc	600	163
FB Financial Corp	1,900	68
Federal Agricultural Mortgage Corp, Cl C	8,400	692
Financial Institutions Inc	10,210	297
First American Financial Corp	3,700	216
First Bancorp/Southern Pines NC	2,800	99
First Bancshares Inc/The	1,800	57
First Busey Corp	11,000	270
First Business Financial Services Inc	9,400	212
First Citizens BancShares Inc/NC, Cl A	500	222
First Commonwealth Financial Corp	57,800	715
First Defiance Financial Corp	2,600	68
First Financial Corp/IN	1,300	53
First Horizon National Corp	58,600	928
Flagstar Bancorp Inc	11,300	411
Flushing Financial Corp	8,600	166
FNB Corp/PA	102,103	1,098
Fulton Financial Corp	34,200	546
Glacier Bancorp Inc (A)	8,095	321
Goosehead Insurance Inc, Cl A *(A)	3,734	173
Great Southern Bancorp Inc	1,000	56
Great Western Bancorp Inc	17,500	522
Hamilton Lane Inc, Cl A	14,929	928
Hancock Whitney Corp	35,460	1,245
Hanmi Financial Corp	20,300	364
Hanover Insurance Group Inc/The	6,585	877
Heritage Commerce Corp	3,200	37
Heritage Insurance Holdings Inc	26,400	346
Home BancShares Inc/AR (A)	61,921	1,097
HomeStreet Inc *	2,600	69
HomeTrust Bancshares Inc	1,700	43
Hope Bancorp Inc	59,400	797
Horace Mann Educators Corp	8,360	367

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
IBERIABANK Corp	15,820	$1,091
Independent Bank Corp/MI	27,400	532
Invesco Mortgage Capital Inc	9,500	143
James River Group Holdings Ltd	5,910	291
Kinsale Capital Group Inc	10,121	994
KKR Real Estate Finance Trust Inc	2,900	55
Ladder Capital Corp, Cl A ‡	34,500	579
Lakeland Bancorp Inc	20,700	308
Mercantile Bank Corp	11,700	360
Merchants Bancorp/IN	1,500	24
Mercury General Corp	2,400	128
Meridian Bancorp Inc	5,000	87
MFA Financial Inc ‡	5,900	42
Morningstar Inc	1,200	194
National Bank Holdings Corp, Cl A	14,200	464
National General Holdings Corp	5,400	127
National Western Life Group Inc, Cl A	100	26
Nelnet Inc, Cl A	3,600	241
New Mountain Finance Corp	22,600	305
New York Mortgage Trust Inc ‡	57,400	353
Nicolet Bankshares Inc *	900	57
Northwest Bancshares Inc	7,400	117
OceanFirst Financial Corp	22,760	478
OFG Bancorp	21,400	439
Old National Bancorp/IN	14,400	242
Old Republic International Corp	13,300	311
Old Second Bancorp Inc	2,200	26
OneMain Holdings Inc, Cl A	3,863	139
PacWest Bancorp	11,635	397
Palomar Holdings Inc *	23,230	791
PCSB Financial Corp	2,000	39
PennantPark Investment Corp	55,400	350
PennyMac Financial Services Inc *	5,375	159
PennyMac Mortgage Investment Trust ‡	14,000	305
Peoples Bancorp Inc/OH	2,000	61
People’s United Financial Inc	20,700	297
People’s Utah Bancorp	1,300	34
Piper Jaffray Cos	300	22
PJT Partners Inc	2,000	83
Popular Inc	14,800	778
Prospect Capital Corp	67,000	427
Provident Financial Services Inc	6,300	150
QCR Holdings Inc	1,600	57
Radian Group Inc	28,055	633
Ready Capital Corp	3,600	53
Regional Management Corp *	7,800	201
Reinsurance Group of America Inc, Cl A	2,200	339
RenaissanceRe Holdings Ltd	1,800	325
Renasant Corp	13,845	454
Republic Bancorp Inc/KY, Cl A	8,000	340
Safety Insurance Group Inc	1,300	125
Sandy Spring Bancorp Inc	17,030	570
Seacoast Banking Corp of Florida *	19,340	451
Selective Insurance Group Inc	10,605	844
Sierra Bancorp	1,500	37
Southern National Bancorp of Virginia Inc	2,200	32
Sterling Bancorp/DE	26,620	508
Stifel Financial Corp	6,050	323
TCF Financial Corp	17,173	662
TPG RE Finance Trust Inc	4,800	93
TPG Specialty Lending Inc	20,900	433
TriCo Bancshares	2,600	92
TrustCo Bank Corp NY	9,700	74
Umpqua Holdings Corp	23,690	372
United Community Banks Inc/GA	10,200	269
United Community Financial Corp/OH	5,800	56
United Financial Bancorp Inc	4,900	61
United Fire Group Inc	2,000	90
Universal Insurance Holdings Inc (A)	10,400	260

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Univest Financial Corp	3,200	$81
Walker & Dunlop Inc	8,900	497
Washington Federal Inc	17,500	623
Washington Trust Bancorp Inc	1,300	60
Waterstone Financial Inc	3,200	53
Western Alliance Bancorp	10,250	445
Western Asset Mortgage Capital Corp ‡	4,000	38
Westwood Holdings Group Inc	900	25
White Mountains Insurance Group Ltd	200	212
Wintrust Financial Corp	14,424	906
WSFS Financial Corp	11,280	465
		50,212

Health Care — 13.1%
Addus HomeCare Corp *	2,784	245
Adverum Biotechnologies Inc *	2,123	22
Agios Pharmaceuticals Inc *(A)	3,905	148
Allakos Inc *(A)	2,021	179
Amphastar Pharmaceuticals Inc *	3,700	83
AngioDynamics Inc *	4,500	83
ANI Pharmaceuticals Inc *	800	52
Arena Pharmaceuticals Inc *	1,948	103
ArQule Inc *	13,532	121
Arrowhead Pharmaceuticals Inc *(A)	6,001	205
AtriCure Inc *	3,400	93
Atrion Corp	100	78
Axonics Modulation Technologies Inc *	3,540	118
Axsome Therapeutics Inc *	6,602	168
Bio-Rad Laboratories Inc, Cl A *	700	236
BioSpecifics Technologies Corp *	500	27
Blueprint Medicines Corp *	2,000	153
Bruker Corp	1,000	43
Cara Therapeutics Inc *(A)	5,817	136
Cardiovascular Systems Inc *	36,150	1,751
CareDx Inc *	8,860	202
Catalent Inc *	4,049	214
Chemed Corp	800	344
Computer Programs & Systems Inc	2,600	55
CONMED Corp	12,372	1,247
Cooper Cos Inc/The	900	279
Corcept Therapeutics Inc *(A)	22,700	286
CorVel Corp *	900	76
CryoLife Inc *	3,500	94
CryoPort Inc *	40,304	877
Cutera Inc *	4,899	141
Encompass Health Corp	15,350	933
Ensign Group Inc/The	21,410	1,068
G1 Therapeutics Inc *	3,769	137
Glaukos Corp *(A)	6,245	402
Globus Medical Inc, Cl A *	3,800	194
Guardant Health Inc *	1,248	109
Haemonetics Corp *	14,324	1,913
HealthEquity Inc *	14,636	869
HealthStream Inc *	4,000	101
Heska Corp *	600	42
Hill-Rom Holdings Inc	3,000	323
HMS Holdings Corp *	25,145	919
ICU Medical Inc *	900	146
Innoviva Inc *	29,700	344
Inovalon Holdings Inc, Cl A *(A)	15,820	268
Inspire Medical Systems Inc *	2,186	152
Insulet Corp *(A)	8,777	1,353
Integer Holdings Corp *	9,940	720
Integra LifeSciences Holdings Corp *	500	30
Iovance Biotherapeutics Inc *	7,663	161
Jazz Pharmaceuticals PLC *	2,400	308
Krystal Biotech Inc *(A)	3,305	149
Lannett Co Inc *(A)	15,700	162
Lantheus Holdings Inc *	9,900	215

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LHC Group Inc *	1,164	$138
Ligand Pharmaceuticals Inc *(A)	8,063	733
LivaNova PLC *	300	23
Luminex Corp	4,000	82
Magellan Health Inc *	5,130	323
Masimo Corp *	11,300	1,732
Medicines Co/The *	3,408	143
Medidata Solutions Inc *	4,335	397
MEDNAX Inc *	27,000	569
Medpace Holdings Inc *	2,147	174
Meridian Bioscience Inc *	4,700	43
Merit Medical Systems Inc *	17,858	621
Mesa Laboratories Inc	300	66
Mirati Therapeutics Inc *	1,154	95
Natera Inc *	5,252	173
National HealthCare Corp	1,300	105
National Research Corp, Cl A	1,100	70
Natus Medical Inc *	3,900	108
Neogen Corp *	1,200	85
NeoGenomics Inc *	55,228	1,380
NextGen Healthcare Inc *	3,100	44
Novocure Ltd *(A)	2,795	254
Omnicell Inc *	15,102	1,084
Orthofix Medical Inc *	2,200	112
Oxford Immunotec Global PLC *	4,000	53
Patterson Cos Inc (A)	26,000	435
Phibro Animal Health Corp, Cl A	2,100	43
PRA Health Sciences Inc *	7,305	722
Premier Inc, Cl A *	4,300	152
Prestige Consumer Healthcare Inc *(A)	12,879	411
Providence Service Corp/The *	1,200	67
QIAGEN NV *	4,600	160
R1 RCM Inc *	106,954	1,247
Ra Pharmaceuticals Inc *	4,846	132
Repligen Corp *	10,639	987
SeaSpine Holdings Corp *	47,907	526
Select Medical Holdings Corp *	18,600	302
Simulations Plus Inc	2,300	83
STERIS PLC	2,300	355
Tandem Diabetes Care Inc *	12,825	929
Teladoc Health Inc *(A)	5,075	294
Turning Point Therapeutics Inc *	2,816	154
US Physical Therapy Inc	1,000	133
Veracyte Inc *	21,278	564
Vericel Corp *(A)	22,692	375
West Pharmaceutical Services Inc	2,800	407
		35,962

Industrials — 14.5%
ACCO Brands Corp	49,600	460
Acuity Brands Inc	3,365	422
Advanced Disposal Services Inc, Cl A *	3,900	126
Aerojet Rocketdyne Holdings Inc *	3,879	203
Air Lease Corp, Cl A	10,400	432
Air Transport Services Group Inc *	18,610	376
Aircastle Ltd	26,200	572
Alaska Air Group Inc	4,000	239
Apogee Enterprises Inc	13,681	505
Applied Industrial Technologies Inc	1,500	80
ArcBest Corp	9,000	266
Armstrong World Industries Inc	1,138	109
ASGN Inc *	10,378	648
Astronics Corp *	1,900	52
Atkore International Group Inc *	20,100	583
Atlas Air Worldwide Holdings Inc *	7,700	199
Barrett Business Services Inc	700	61
Brady Corp, Cl A	13,318	629
Briggs & Stratton Corp	21,100	91
BrightView Holdings Inc *(A)	36,418	668

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Brink’s Co/The	11,450	$862
Builders FirstSource Inc *	21,300	414
Caesarstone Ltd *	2,900	43
Casella Waste Systems Inc, Cl A *	4,848	221
CBIZ Inc *	6,400	143
Clean Harbors Inc *	2,900	213
Continental Building Products Inc *	20,305	510
Covanta Holding Corp	8,000	138
CRA International Inc	800	31
CSW Industrials Inc	1,400	95
Curtiss-Wright Corp	6,954	853
Deluxe Corp	7,700	355
Ducommun Inc *	1,900	78
Dycom Industries Inc *	6,473	288
EMCOR Group Inc	400	35
Ennis Inc	11,100	223
Enphase Energy Inc *	5,656	168
ESCO Technologies Inc	5,234	398
Exponent Inc	19,345	1,371
Federal Signal Corp	5,564	165
Forrester Research Inc *	1,800	63
Fortress Transportation & Infrastructure Investors LLC (B)	70,067	1,045
Franklin Covey Co *	1,200	44
FTI Consulting Inc *	10,558	1,142
Generac Holdings Inc *	4,845	378
Great Lakes Dredge & Dock Corp *	20,266	220
Hawaiian Holdings Inc	22,200	542
Heidrick & Struggles International Inc	2,100	56
Heritage-Crystal Clean Inc *	2,000	49
Herman Miller Inc	10,600	448
Hexcel Corp	2,087	176
Huntington Ingalls Industries Inc	1,400	293
Huron Consulting Group Inc *	2,100	129
Hyster-Yale Materials Handling Inc	3,600	196
ICF International Inc	17,077	1,446
Insperity Inc	4,310	427
JetBlue Airways Corp *	30,300	525
John Bean Technologies Corp	2,275	233
Kadant Inc	600	49
Kelly Services Inc, Cl A	23,000	557
Kennametal Inc	11,027	330
Kforce Inc	10,800	351
Knoll Inc	18,300	422
Kratos Defense & Security Solutions Inc *	30,730	614
Macquarie Infrastructure Corp	6,100	231
MasTec Inc *	30,027	1,888
Matson Inc	23,470	834
McGrath RentCorp	2,400	154
Mercury Systems Inc *	19,174	1,642
Meritor Inc *	24,400	410
Miller Industries Inc/TN	1,400	44
MSA Safety Inc	5,085	537
MYR Group Inc *	2,400	69
National Presto Industries Inc	600	51
Navigant Consulting Inc	3,600	100
Park-Ohio Holdings Corp	7,900	215
Patrick Industries Inc *	8,600	311
Powell Industries Inc	100	4
Quad/Graphics Inc, Cl A (A)	21,039	189
Quanex Building Products Corp	4,500	77
Resources Connection Inc	5,000	83
Robert Half International Inc	2,000	107
Rush Enterprises Inc, Cl A	3,400	123
Saia Inc *	8,220	703
Simpson Manufacturing Co Inc	7,618	489
SkyWest Inc	7,200	412
SP Plus Corp *	2,400	83
Steelcase Inc, Cl A	23,300	362

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sterling Construction Co Inc *	3,200	$36
Sunrun Inc *	6,838	105
Systemax Inc	1,700	34
Teledyne Technologies Inc *	1,200	370
Terex Corp	13,200	328
Tetra Tech Inc	6,830	554
Trex Co Inc *(A)	12,690	1,085
TriMas Corp *	4,400	129
TriNet Group Inc *	1,600	107
Triton International Ltd/Bermuda	17,600	566
TrueBlue Inc *	4,000	78
UniFirst Corp/MA	900	176
US Ecology Inc	1,900	115
Viad Corp	1,900	123
Wabash National Corp	28,900	394
Watsco Inc	2,755	451
Watts Water Technologies Inc, Cl A	10,079	923
Werner Enterprises Inc (A)	15,900	520
WillScot Corp, Cl A *(A)	65,782	918
Woodward	4,630	499
		39,689

Information Technology — 17.1%
Agilysys Inc *	7,826	213
Alteryx Inc, Cl A *	1,155	164
Ambarella Inc *	2,846	159
Amdocs Ltd	5,200	337
American Software Inc/GA, Cl A	3,800	60
Amkor Technology Inc *	46,100	403
Anaplan Inc *	1,996	108
Appfolio Inc, Cl A *	1,000	99
Appian Corp, Cl A *(A)	3,211	191
Aspen Technology Inc *	2,200	293
Avalara Inc *	15,398	1,299
Avnet Inc	12,050	505
AVX Corp	25,500	345
Bel Fuse Inc, Cl B	10,088	111
Belden Inc	18,115	826
Benchmark Electronics Inc	16,400	434
Black Knight Inc *	2,500	156
Booz Allen Hamilton Holding Corp, Cl A	1,693	128
Box Inc, Cl A *	42,794	626
CACI International Inc, Cl A *	761	169
Cadence Design Systems Inc *	4,100	281
CalAmp Corp *	28,941	278
Cass Information Systems Inc	1,900	96
CDW Corp/DE	2,700	312
ChannelAdvisor Corp *	3,300	28
Ciena Corp *	5,400	221
Comtech Telecommunications Corp	10,700	286
Cornerstone OnDemand Inc *	15,792	824
Coupa Software Inc *	1,091	152
CSG Systems International Inc (A)	13,300	717
Digital Turbine Inc *	32,900	250
Diodes Inc *	19,600	716
Dolby Laboratories Inc, Cl A	3,400	209
EchoStar Corp, Cl A *	4,100	173
EPAM Systems Inc *	600	115
Euronet Worldwide Inc *	6,860	1,050
Everbridge Inc *(A)	14,176	1,222
EVERTEC Inc	10,522	367
Evo Payments Inc, Cl A *	3,400	101
Fabrinet *	2,800	141
Fair Isaac Corp *	1,482	523
FireEye Inc *	106,661	1,432
Five9 Inc *	16,268	1,028
Genpact Ltd	13,366	547
Hackett Group Inc/The	4,100	66
Harmonic Inc *	21,207	140

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
I3 Verticals Inc, Cl A *	1,800	$41
Ichor Holdings Ltd *	6,600	140
II-VI Inc *(A)	20,650	775
Inphi Corp *	8,099	496
Insight Enterprises Inc *	10,800	519
International Money Express Inc *	2,100	27
InterXion Holding NV *	9,675	783
j2 Global Inc *	10,250	867
KBR Inc	6,098	156
KEMET Corp (A)	17,900	300
Kulicke & Soffa Industries Inc	22,800	475
Lattice Semiconductor Corp *	10,119	199
Leidos Holdings Inc	3,500	306
Limelight Networks Inc *	141,336	343
LivePerson Inc *(A)	30,503	1,212
LiveRamp Holdings Inc *	8,450	358
LogMeIn Inc	3,600	241
Manhattan Associates Inc *	2,395	198
ManTech International Corp/VA, Cl A	2,400	169
MAXIMUS Inc	18,965	1,459
Methode Electronics Inc	13,200	419
MicroStrategy Inc, Cl A *	900	129
MobileIron Inc *	21,750	150
Model N Inc *	9,453	271
MongoDB Inc, Cl A *(A)	690	105
Monolithic Power Systems Inc	3,961	596
Monotype Imaging Holdings Inc *	5,400	107
MTS Systems Corp	1,400	80
Napco Security Technologies Inc *	5,524	190
National Instruments Corp	5,700	239
NIC Inc	8,600	179
Nova Measuring Instruments Ltd *	6,830	189
Novanta Inc *	2,660	199
NVE Corp	500	32
OSI Systems Inc *	1,340	141
Paylocity Holding Corp *	1,327	145
PC Connection Inc	1,900	67
Perficient Inc *	36,474	1,344
Photronics Inc *	7,000	76
Power Integrations Inc	1,957	174
Progress Software Corp	4,100	155
Proofpoint Inc *	10,040	1,141
PROS Holdings Inc *	2,188	155
Q2 Holdings Inc *	14,175	1,275
QAD Inc, Cl A	1,500	61
Rapid7 Inc *	14,941	802
RingCentral Inc, Cl A *	10,080	1,423
Sabre Corp	12,700	300
Sanmina Corp *	14,000	405
ScanSource Inc *	9,300	263
Semtech Corp *	8,010	336
Silicon Laboratories Inc *	8,555	932
Smartsheet Inc, Cl A *	2,639	128
SolarWinds Corp *(A)	17,983	306
SPS Commerce Inc *	3,000	152
SunPower Corp, Cl A *(A)	14,427	181
Switch Inc, Cl A (A)	78,950	1,295
Sykes Enterprises Inc *	16,400	476
Tech Data Corp *	7,600	705
Telaria Inc *	14,680	146
Telenav Inc *	14,061	159
TTEC Holdings Inc	4,095	192
TTM Technologies Inc *	28,300	302
Tyler Technologies Inc *	4,653	1,194
Universal Display Corp	716	147
Verint Systems Inc *	4,800	256
Viavi Solutions Inc *	84,102	1,168
Vishay Intertechnology Inc	23,300	369
Vishay Precision Group Inc *	10,200	319

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Workiva Inc, Cl A *	3,134	$151
Xperi Corp	5,300	97
Zscaler Inc *	1,524	105
		46,893

Materials — 3.2%
AdvanSix Inc *	8,800	197
Balchem Corp	2,100	186
Boise Cascade Co	17,500	550
Cabot Corp	9,000	360
Carpenter Technology Corp	9,075	441
Cleveland-Cliffs Inc (A)	53,900	428
Domtar Corp	7,600	250
Ferroglobe *(C)	55,400	—
Greif Inc, Cl A	17,700	623
Hawkins Inc	1,400	62
Ingevity Corp *	2,325	177
Innophos Holdings Inc	4,723	133
Kronos Worldwide Inc (A)	20,500	224
Louisiana-Pacific Corp	14,600	351
Materion Corp	2,100	124
Minerals Technologies Inc	5,987	289
Novagold Resources Inc *	21,100	157
Owens-Illinois Inc	19,700	200
PolyOne Corp	10,520	337
Rayonier Advanced Materials Inc	34,300	120
Resolute Forest Products Inc *	48,200	206
Royal Gold Inc	3,000	400
Schnitzer Steel Industries Inc, Cl A (A)	24,500	542
Schweitzer-Mauduit International Inc	8,200	275
Scotts Miracle-Gro Co/The, Cl A	1,547	165
Sensient Technologies Corp	6,335	414
Silgan Holdings Inc	26,438	787
Tredegar Corp	15,569	269
Trinseo SA	11,200	393
		8,660

Real Estate — 7.9%
Acadia Realty Trust ‡	19,080	522
Agree Realty Corp ‡(A)	4,875	364
Alexander’s Inc ‡	200	76
American Assets Trust Inc ‡	13,045	611
Americold Realty Trust ‡(A)	58,382	2,126
Apartment Investment & Management Co, Cl A	1,903	97
Armada Hoffler Properties Inc ‡	6,700	116
Ashford Hospitality Trust Inc ‡	51,500	144
Braemar Hotels & Resorts Inc ‡	21,200	194
Camden Property Trust ‡	3,400	368
CBL & Associates Properties Inc *‡(A)	25,200	23
Chatham Lodging Trust ‡(A)	24,300	403
City Office REIT Inc ‡	6,200	84
Columbia Property Trust Inc ‡	15,190	325
CoreCivic Inc ‡	22,000	373
CorEnergy Infrastructure Trust Inc ‡(A)	12,500	564
DiamondRock Hospitality Co ‡	31,700	300
EastGroup Properties Inc ‡	1,100	137
EPR Properties ‡	4,000	313
Equity Commonwealth *‡	14,660	494
Equity LifeStyle Properties Inc ‡	3,000	404
Essential Properties Realty Trust Inc ‡	7,000	159
Franklin Street Properties Corp ‡	45,400	344
Getty Realty Corp ‡	4,000	127
Gladstone Commercial Corp ‡	4,600	104
Global Net Lease Inc ‡	25,700	493
Healthcare Realty Trust Inc ‡(A)	21,790	724
Hersha Hospitality Trust, Cl A ‡	11,300	157
Highwoods Properties Inc ‡	15,820	684
Hospitality Properties Trust ‡	33,100	799

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Independence Realty Trust Inc ‡	9,700	$135
Industrial Logistics Properties Trust ‡	15,494	332
Investors Real Estate Trust ‡	1,340	93
Jernigan Capital Inc ‡	10,300	199
Kite Realty Group Trust ‡	34,700	496
Life Storage Inc ‡	2,300	244
LTC Properties Inc ‡	3,400	166
Medical Properties Trust Inc ‡	43,382	807
Monmouth Real Estate Investment Corp, Cl A ‡	5,800	76
National Storage Affiliates Trust ‡	5,200	174
NexPoint Residential Trust Inc ‡	5,068	235
Office Properties Income Trust ‡	13,400	363
One Liberty Properties Inc ‡	2,100	56
Outfront Media Inc ‡	22,500	618
Pebblebrook Hotel Trust ‡(A)	21,214	572
Piedmont Office Realty Trust Inc, Cl A ‡	11,400	225
Preferred Apartment Communities Inc, Cl A ‡(A)	15,000	202
PS Business Parks Inc ‡	1,600	287
Realogy Holdings Corp (A)	16,700	80
Retail Properties of America Inc, Cl A ‡	13,200	150
Retail Value Inc ‡	2,300	85
Rexford Industrial Realty Inc ‡	24,230	1,071
RMR Group Inc/The, Cl A	1,700	79
RPT Realty ‡	8,400	100
Sabra Health Care ‡	13,200	285
Saul Centers Inc ‡	1,400	70
SITE Centers Corp ‡	30,000	416
Spirit Realty Capital Inc ‡	2,300	110
Summit Hotel Properties Inc ‡(A)	39,900	445
Sun Communities Inc ‡	2,900	429
Terreno Realty Corp ‡	15,825	800
UMH Properties Inc ‡	4,100	53
Uniti Group Inc ‡(A)	49,300	364
Universal Health Realty Income Trust ‡	1,300	126
Urstadt Biddle Properties Inc, Cl A ‡	4,300	90
Whitestone REIT, Cl B ‡	4,800	60
		21,722

Utilities — 3.3%
ALLETE Inc	3,400	291
American States Water Co	1,500	139
Atmos Energy Corp	3,200	353
Black Hills Corp	11,235	862
Chesapeake Utilities Corp	1,600	151
Hawaiian Electric Industries Inc	4,900	218
IDACORP Inc	7,239	795
MDU Resources Group Inc	8,400	226
Middlesex Water Co	1,800	110
National Fuel Gas Co	18,700	874
New Jersey Resources Corp	5,400	247
Northwest Natural Holding Co	100	7
NorthWestern Corp	3,800	275
NRG Energy Inc	5,900	215
OGE Energy Corp	4,600	197
ONE Gas Inc	9,760	894
Ormat Technologies Inc	1,400	104
Otter Tail Corp	100	5
Pinnacle West Capital Corp	3,800	362
PNM Resources Inc	12,585	642
Portland General Electric Co	6,000	341
South Jersey Industries Inc	16,005	518
Southwest Gas Holdings Inc	3,400	310
Spire Inc	3,600	306
TerraForm Power Inc, Cl A	8,000	136
UGI Corp	5,800	282

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Unitil Corp	2,000	$121
York Water Co/The	1,100	41
		9,022
Total Common Stock (Cost $240,607) ($ Thousands)		264,110

	Number of Rights

RIGHTS — 0.0%
Media General Inc CVR ‡‡(C)	1,155	–
Allos Therapeutics ‡‡	81,300	–
Total Rights (Cost $—) ($ Thousands)		–

	Shares

AFFILIATED PARTNERSHIP — 10.3%
SEI Liquidity Fund, L.P. 2.130% **†(D)	28,279,212	28,275
Total Affiliated Partnership (Cost $28,278) ($ Thousands)		28,275

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Government Fund, Cl F
1.970%**†	7,880,347	7,880
Total Cash Equivalent (Cost $7,880) ($ Thousands)		7,880
Total Investments in Securities — 109.6% (Cost $276,765) ($ Thousands)		$300,265

A list of the open futures contracts held by the Fund at August 31, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Russell 2000 Index E-MINI	22	Sep-2019	$1,642	$1,643	$1

Percentages are based on Net Assets of $273,965 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2019.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2019. The total market value of securities on loan at August 31, 2019 was $27,354 ($ Thousands).

(B)	Security is a Master Limited Partnership. At August 31, 2019, such securities amounted to $1,045 ($ Thousands), or 0.38% of the net assets.

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2019 was $28,275 ($ Thousands).

Cl — Class

CVR — Contingent Value Rights

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate investment Trust

The following is a list of the level of inputs used as of August 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$264,110	$–	$–	$264,110
Rights	–	–	–	–
Affiliated Partnership	–	28,275	–	28,275
Cash Equivalent	7,880	–	–	7,880

Total Investments in Securities	$271,990	$28,275	$–	$300,265

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1	$–	$–	$1

Total Other Financial Instruments	$1	$–	$–	$1

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is summary of the transactions with affiliates for the period ended August 31, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 8/31/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$20,292	$33,527	$(25,540)	$—	$(4)	$28,275	28,279,212	$31	$—
SEI Daily Income Trust, Government Fund, Cl F	11,271	20,546	(23,937)	—	—	7,880	7,880,347	46	—

Totals	$31,563	$54,073	$(49,477)	$—	$(4)	$36,155	36,159,559	$77	$—

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Small Cap II Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.2%

Communication Services — 2.3%
Bandwidth Inc, Cl A *	4,373	$381
Cable One Inc	941	1,221
Cardlytics Inc *(A)	11,914	448
Cinemark Holdings Inc (A)	21,594	824
Cogent Communications Holdings Inc	26,434	1,610
Eventbrite Inc, Cl A *(A)	16,948	296
EverQuote Inc, Cl A *(A)	18,705	419
National CineMedia Inc	57,248	469
Nexstar Media Group Inc, Cl A (A)	9,864	975
TechTarget Inc *	14,766	351
Tribune Media Co, Cl A	8,998	419
		7,413

Consumer Discretionary — 12.0%
Aaron’s Inc	7,492	480
Bloomin’ Brands Inc (A)	104,558	1,886
Bright Horizons Family Solutions Inc *	1,624	268
Callaway Golf Co	31,072	552
Career Education Corp *	14,866	305
Carter’s Inc (A)	16,091	1,472
Cheesecake Factory Inc/The (A)	21,890	832
Chegg Inc *(A)	5,668	225
Churchill Downs Inc	4,468	551
Chuy’s Holdings Inc *	16,185	411
Clarus Corp	25,329	279
Cooper Tire & Rubber Co	31,555	741
Cooper-Standard Holdings Inc *	7,848	294
Core-Mark Holding Co Inc	24,213	784
Dave & Buster’s Entertainment Inc (A)	26,695	1,149
Domino’s Pizza Inc (A)	4,266	968
frontdoor Inc *	8,383	430
Grand Canyon Education Inc *	6,818	856
Helen of Troy Ltd *	1,828	281
Laureate Education Inc, Cl A *	20,727	379
Lithia Motors Inc, Cl A	2,986	391
Malibu Boats Inc, Cl A *	6,121	170
MDC Holdings Inc	10,748	416
Meritage Homes Corp *	6,897	451
Michaels Cos Inc/The *(A)	33,678	191
Modine Manufacturing Co *	328,625	3,355
Monro Inc (A)	12,562	976
Murphy USA Inc *	22,879	2,045
Oxford Industries Inc (A)	7,341	512
Playa Hotels & Resorts NV *	58,468	473
PlayAGS Inc *	59,963	584
Pool Corp	6,022	1,183
Rent-A-Center Inc/TX, Cl A	14,470	369
Rubicon Project Inc/The *	41,760	427
Sally Beauty Holdings Inc *(A)	93,624	1,145
Service Corp International/US	26,146	1,211
ServiceMaster Global Holdings Inc *	5,665	323
Shake Shack Inc, Cl A *	4,818	478
Shutterstock Inc *(A)	17,465	613
Skechers U.S.A. Inc, Cl A *	97,903	3,100
Sonos Inc *(A)	27,674	402
Steven Madden Ltd	14,073	468
Strategic Education Inc	1,642	278
Tractor Supply Co	12,861	1,310
Urban Outfitters Inc *(A)	93,065	2,179

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vista Outdoor Inc *	37,939	$212
Wendy’s Co/The	17,687	389
Wingstop Inc (A)	4,266	427
Wolverine World Wide Inc	18,343	476
Wyndham Hotels & Resorts Inc	18,627	957
YETI Holdings Inc *(A)	11,744	332
		38,986

Consumer Staples — 5.4%
Andersons Inc/The	40,465	928
BJ’s Wholesale Club Holdings Inc *(A)	13,913	365
Boston Beer Co Inc/The, Cl A *	1,186	520
Calavo Growers Inc (A)	13,236	1,173
Cal-Maine Foods Inc *(A)	14,928	605
Casey’s General Stores Inc	9,365	1,572
Church & Dwight Co Inc	18,385	1,467
Darling Ingredients Inc *	81,044	1,507
Grocery Outlet Holding Corp *	8,483	343
Hain Celestial Group Inc/The *(A)	79,827	1,521
Hostess Brands Inc, Cl A *(A)	77,176	1,082
J&J Snack Foods Corp	7,026	1,357
Performance Food Group Co *	18,864	883
Pilgrim’s Pride Corp *	23,485	732
Sanderson Farms Inc	4,066	608
Simply Good Foods Co/The *	15,630	463
Spectrum Brands Holdings Inc (A)	10,779	602
TreeHouse Foods Inc *(A)	34,714	1,758
		17,486

Energy — 1.5%
Antero Midstream Corp (A)	73,079	520
Cabot Oil & Gas Corp, Cl A	38,678	662
Callon Petroleum Co *(A)	99,323	408
Carrizo Oil & Gas Inc *(A)	44,083	366
DMC Global Inc	9,205	400
Evolution Petroleum Corp	24,833	147
Gulfport Energy Corp *(A)	271,885	653
NCS Multistage Holdings Inc *	63,621	137
Phillips 66 Partners LP (B)	16,498	907
RigNet Inc *	17,213	135
Select Energy Services Inc, Cl A *(A)	33,248	271
SRC Energy Inc *	50,878	255
		4,861

Financials — 18.1%
Affiliated Managers Group Inc	25,455	1,951
American Equity Investment Life Holding Co	132,520	2,856
Banc of California Inc	38,934	567
Bancorp Inc/The *	61,711	563
Bank of NT Butterfield & Son Ltd/The	33,162	914
Bank OZK	31,970	825
BankUnited Inc	143,018	4,542
Blackstone Mortgage Trust Inc, Cl A ‡(A)	45,245	1,575
CNO Financial Group Inc	202,660	2,934
Cohen & Steers Inc	22,143	1,194
Cowen Inc, Cl A *	61,605	962
Dynex Capital Inc (A)	29,322	414
Eagle Bancorp Inc	10,445	426
eHealth Inc *	3,809	317
Evercore Inc, Cl A	12,213	974
FactSet Research Systems Inc (A)	3,513	956
First American Financial Corp	4,666	273
First Commonwealth Financial Corp	204,453	2,529
First Horizon National Corp	63,943	1,012
FNB Corp/PA	468,421	5,036
Goosehead Insurance Inc, Cl A *(A)	8,839	409
Great Western Bancorp Inc	72,400	2,160
Green Dot Corp, Cl A *	46,525	1,423
GS Acquisition Holdings Corp *	60,311	648

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hamilton Lane Inc, Cl A	6,678	$415
Hanover Insurance Group Inc/The	3,719	495
Hercules Capital (A)	97,190	1,276
Home BancShares Inc/AR (A)	50,631	897
IBERIABANK Corp	20,696	1,428
James River Group Holdings Ltd	7,826	386
Kinsale Capital Group Inc	4,121	405
MarketAxess Holdings Inc	3,889	1,546
MGIC Investment Corp	38,032	481
MSCI Inc, Cl A	4,577	1,074
National General Holdings Corp	138,365	3,263
OFG Bancorp	17,800	365
OneMain Holdings Inc, Cl A	9,152	328
PennantPark Investment Corp	51,845	327
PennyMac Financial Services Inc *	12,726	377
ProAssurance Corp	31,871	1,245
Prosperity Bancshares Inc (A)	15,030	976
Sterling Bancorp/DE	96,132	1,833
TCF Financial Corp	7,015	270
TPG Pace Holdings Corp *	56,332	591
Umpqua Holdings Corp	207,735	3,263
United Bankshares Inc/WV (A)	21,935	809
Univest Financial Corp	37,141	940
WisdomTree Investments Inc (A)	80,410	387
		58,837

Health Care — 12.8%
Accelerate Diagnostics Inc *(A)	14,844	279
Adaptive Biotechnologies Corp *	6,481	330
Addus HomeCare Corp *	4,223	372
Adverum Biotechnologies Inc *	5,026	52
Albireo Pharma Inc *	10,987	269
Allakos Inc *(A)	4,784	423
Arena Pharmaceuticals Inc *	4,613	244
Argenx SE ADR *(A)	2,226	293
ArQule Inc *	32,054	287
Arrowhead Pharmaceuticals Inc *(A)	14,209	486
Atreca Inc, Cl A *	3,902	76
Axogen Inc *	25,372	402
Axonics Modulation Technologies Inc *(A)	8,368	278
Axsome Therapeutics Inc *	15,624	398
BioTelemetry Inc *	15,163	601
Cantel Medical Corp	13,455	1,237
Cara Therapeutics Inc *(A)	13,781	323
Cardiovascular Systems Inc *	7,866	381
CareDx Inc *	10,925	249
Castle Biosciences Inc *	3,839	107
Catalent Inc *	7,123	376
Chemed Corp	3,448	1,481
Chimerix Inc *	13,633	28
CONMED Corp	4,704	474
CryoLife Inc *	14,438	387
CryoPort Inc *	18,727	407
Cutera Inc *	11,598	335
DBV Technologies SA ADR *	33,338	303
Deciphera Pharmaceuticals Inc *	11,506	417
Encompass Health Corp	15,868	965
Endologix Inc *(A)	32,695	175
Ensign Group Inc/The	29,895	1,492
G1 Therapeutics Inc *(A)	8,923	324
Guardant Health Inc *	2,956	259
Haemonetics Corp *	4,170	557
Heron Therapeutics Inc *(A)	19,949	369
HMS Holdings Corp *	12,164	444
Immunomedics Inc *(A)	25,855	331
Inovalon Holdings Inc, Cl A *(A)	22,538	381
Inspire Medical Systems Inc *	5,188	361
Insulet Corp *	2,798	431
Integra LifeSciences Holdings Corp *	7,317	439

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Iovance Biotherapeutics Inc *	18,140	$381
Kiniksa Pharmaceuticals Ltd, Cl A *(A)	24,600	217
Kodiak Sciences Inc *	27,498	302
Krystal Biotech Inc *(A)	7,829	352
LHC Group Inc *	2,763	327
Liquidia Technologies Inc *	32,486	132
Magellan Health Inc *	41,070	2,588
Masimo Corp *	2,310	354
Medicines Co/The *	8,069	339
Medidata Solutions Inc *	5,887	539
Medpace Holdings Inc *	5,087	412
Merit Medical Systems Inc *	13,402	466
Mersana Therapeutics Inc *	20,611	51
Mirati Therapeutics Inc *	2,732	224
Natera Inc *	12,434	410
NeoGenomics Inc *	18,981	474
Nevro Corp *(A)	3,037	254
Novocure Ltd *(A)	6,618	601
Orchard Therapeutics plc ADR *	19,421	287
Pacific Biosciences of California Inc *	64,631	359
Patterson Cos Inc (A)	25,747	430
Precision BioSciences Inc *	13,835	118
Prestige Consumer Healthcare Inc *(A)	47,061	1,500
Quest Diagnostics Inc	9,844	1,008
Quidel Corp *	7,684	484
R1 RCM Inc *	22,685	265
Ra Pharmaceuticals Inc *	11,471	312
Repligen Corp *	4,911	456
ResMed Inc	10,284	1,433
Revance Therapeutics Inc *(A)	30,376	322
Rhythm Pharmaceuticals Inc *(A)	11,996	270
Silk Road Medical Inc *	3,102	134
STERIS PLC	10,476	1,617
Syneos Health Inc, Cl A *	13,398	704
Tandem Diabetes Care Inc *	4,489	325
TCR2 Therapeutics Inc *(A)	17,329	292
Tivity Health Inc *(A)	140,595	2,567
Turning Point Therapeutics Inc *	6,668	364
Veracyte Inc *	15,843	420
Viking Therapeutics Inc *(A)	42,506	295
Vocera Communications Inc *(A)	16,520	379
WaVe Life Sciences Ltd *(A)	14,384	331
Xencor Inc *(A)	11,215	418
Xeris Pharmaceuticals Inc *(A)	29,853	346
		41,682

Industrials — 18.3%
ABM Industries Inc	22,043	821
ACCO Brands Corp	80,745	749
Actuant Corp, Cl A	24,151	536
ADT Inc (A)	128,906	614
AECOM *	53,460	1,897
Aerojet Rocketdyne Holdings Inc *(A)	9,190	480
Altra Industrial Motion Corp	22,246	578
Apogee Enterprises Inc	19,680	727
Armstrong World Industries Inc	2,696	257
ASGN Inc *	6,185	386
Astec Industries Inc	26,000	718
Atlas Air Worldwide Holdings Inc *	71,000	1,835
BWX Technologies Inc	41,472	2,455
Casella Waste Systems Inc, Cl A *	8,873	404
Cimpress NV *(A)	5,592	641
CIRCOR International Inc *	15,796	543
Clean Harbors Inc *	32,748	2,409
Construction Partners Inc, Cl A *(A)	35,528	586
Echo Global Logistics Inc *	15,828	317
EMCOR Group Inc	7,247	634
Enphase Energy Inc *	13,391	397
EnPro Industries Inc	12,465	776

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Federal Signal Corp	13,102	$389
Forrester Research Inc *	11,787	411
Forward Air Corp	7,770	484
FTI Consulting Inc *	4,415	477
Generac Holdings Inc *	21,777	1,698
Graham Corp	15,910	293
Great Lakes Dredge & Dock Corp *	27,856	302
Healthcare Services Group Inc (A)	17,182	387
Heartland Express Inc (A)	33,770	695
HEICO Corp	11,352	1,642
Heritage-Crystal Clean Inc *	52,265	1,280
Hexcel Corp	13,467	1,133
Hudson Technologies Inc *(A)	119,528	60
Huntington Ingalls Industries Inc	4,388	917
Huron Consulting Group Inc *	19,803	1,212
InnerWorkings Inc *	235,091	997
ITT Inc	20,408	1,162
JetBlue Airways Corp *	82,090	1,422
John Bean Technologies Corp	6,858	702
Kelly Services Inc, Cl A	22,332	541
Kennametal Inc	23,347	698
Kirby Corp *	11,044	813
Korn Ferry	21,919	857
LB Foster Co, Cl A *	15,000	299
Lydall Inc *	40,735	819
Masonite International Corp *	8,646	462
MasTec Inc *	7,758	488
Matson Inc	22,633	804
Matthews International Corp, Cl A	14,709	431
Mercury Systems Inc *	5,578	478
Milacron Holdings Corp *	75,470	1,196
MSC Industrial Direct Co Inc, Cl A	21,467	1,452
Nordson Corp	7,904	1,075
Proto Labs Inc *(A)	2,470	234
Regal Beloit Corp	11,692	829
REV Group Inc (A)	115,000	1,482
Ritchie Bros Auctioneers Inc	21,081	834
Ryder System Inc	18,376	885
Snap-on Inc (A)	5,332	793
SP Plus Corp *	19,431	671
SPX FLOW Inc *	9,300	314
Standex International Corp	12,221	840
Sunrun Inc *	16,191	248
Team Inc *(A)	65,732	1,083
Tennant Co	12,448	851
Tetra Tech Inc	22,415	1,818
Toro Co/The	13,353	962
TriMas Corp *	24,344	715
TriNet Group Inc *	17,272	1,159
TrueBlue Inc *	52,508	1,019
		59,573

Information Technology — 15.0%
2U Inc *(A)	26,061	466
3D Systems Corp *(A)	40,108	281
Actua Corp *(C) (D)	39,640	11
Agilysys Inc *	13,084	357
Alteryx Inc, Cl A *(A)	2,735	390
Ambarella Inc *	6,738	376
American Software Inc/GA, Cl A	24,835	391
Anaplan Inc *	4,725	257
Appian Corp, Cl A *(A)	7,602	452
Asure Software Inc *(A)	42,353	273
Avalara Inc *	6,609	557
AVX Corp	20,100	272
Badger Meter Inc	20,692	1,067
Belden Inc	10,296	470
Benefitfocus Inc *(A)	22,307	583
Booz Allen Hamilton Holding Corp, Cl A	4,021	304

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Broadridge Financial Solutions Inc	9,403	$1,217
Cabot Microelectronics Corp	8,406	1,048
CACI International Inc, Cl A *	9,263	2,059
Carbonite Inc *	53,588	646
ChannelAdvisor Corp *	20,484	176
Cognex Corp (A)	20,285	914
Conduent Inc *	92,564	603
Cornerstone OnDemand Inc *	7,442	388
Coupa Software Inc *	2,586	359
CTS Corp	12,189	348
Digital Turbine Inc *(A)	77,880	593
Domo Inc, Cl B *(A)	16,222	403
Everbridge Inc *(A)	2,296	198
EVERTEC Inc	12,134	423
ExlService Holdings Inc *	17,078	1,156
Fair Isaac Corp *	903	318
Five9 Inc *	7,293	461
Genpact Ltd	9,653	395
Harmonic Inc *	50,236	331
Inphi Corp *	7,488	458
Jack Henry & Associates Inc	6,587	955
KBR Inc	14,444	369
Lattice Semiconductor Corp *	23,949	472
Littelfuse Inc	5,448	850
LivePerson Inc *(A)	18,889	751
LogMeIn Inc	38,422	2,568
MACOM Technology Solutions Holdings Inc *(A)	113,273	2,225
Manhattan Associates Inc *	5,687	470
ManTech International Corp/VA, Cl A	18,363	1,291
Medallia Inc *(A)	2,945	105
MobileIron Inc *	51,491	355
Model N Inc *	32,294	925
MongoDB Inc, Cl A *(A)	1,636	249
Napco Security Technologies Inc *(A)	13,060	450
NCR Corp *	58,000	1,828
OSI Systems Inc *	3,172	333
Paylocity Holding Corp *	3,142	343
Perficient Inc *	11,197	412
Power Integrations Inc	19,755	1,759
Presidio Inc	54,661	876
PROS Holdings Inc *	5,183	368
Q2 Holdings Inc *	3,990	359
QAD Inc, Cl A	7,952	322
Rapid7 Inc *	6,458	347
Semtech Corp *	8,780	368
Silicon Laboratories Inc *	4,697	512
Smartsheet Inc, Cl A *	6,249	304
SunPower Corp, Cl A *(A)	34,184	428
Super Micro Computer Inc *	160,632	3,036
SVMK Inc *	16,300	273
Switch Inc, Cl A	23,444	384
SYNNEX Corp	11,348	951
Telaria Inc *	34,775	347
Telenav Inc *	33,292	377
TTEC Holdings Inc	8,281	388
Tufin Software Technologies Ltd *(A)	14,324	258
Universal Display Corp (A)	1,694	348
Viavi Solutions Inc *	126,566	1,758
Virtusa Corp *	13,219	478
Workiva Inc, Cl A *	7,421	357
Zscaler Inc *(A)	3,612	248
		48,798

Materials — 4.8%
Allegheny Technologies Inc *	37,114	736
B2Gold Corp *(A)	136,000	487
Cabot Corp	8,031	321
Century Aluminum Co *(A)	58,245	321

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Commercial Metals Co	165,660	$2,596
Ferroglobe *(C)	2,398	—
HB Fuller Co	15,249	650
Ingevity Corp *	6,945	529
Livent Corp *(A)	142,922	879
Olin Corp	37,988	645
Owens-Illinois Inc	135,503	1,378
Quaker Chemical Corp	4,830	767
Ranpak Holdings Corp *	60,895	341
Scotts Miracle-Gro Co/The, Cl A	3,664	389
Sensient Technologies Corp	18,406	1,202
Silgan Holdings Inc	21,564	642
United States Steel Corp (A)	108,000	1,196
Valvoline Inc	59,346	1,341
WR Grace & Co	14,549	985
		15,405

Real Estate — 3.2%
Alexandria Real Estate Equities Inc ‡	7,899	1,183
Americold Realty Trust ‡(A)	68,253	2,486
Columbia Property Trust Inc ‡	44,988	962
CoreSite Realty Corp ‡	9,284	1,079
Corporate Office Properties Trust ‡	33,530	969
Jernigan Capital Inc ‡	16,102	311
Kennedy-Wilson Holdings Inc	52,934	1,110
Lexington Realty Trust ‡	55,902	581
NexPoint Residential Trust Inc ‡	7,041	327
Ryman Hospitality Properties Inc ‡	13,097	1,043
Terreno Realty Corp ‡	8,165	413
		10,464

Utilities — 2.8%
Algonquin Power & Utilities Corp	95,457	1,248
American States Water Co	19,383	1,793
American Water Works Co Inc	10,167	1,294
Black Hills Corp	9,986	766
Hawaiian Electric Industries Inc	16,928	752
IDACORP Inc	8,264	907
Portland General Electric Co	27,872	1,586
UGI Corp	17,825	868
		9,214
Total Common Stock (Cost $304,575) ($ Thousands)		312,719

EXCHANGE TRADED FUND — 0.3%
iShares Russell 2000 Value ETF (A)	9,493	1,084
Total Exchange Traded Fund (Cost $1,120) ($ Thousands)		1,084

	Number of Warrants

WARRANT — 0.0%
Ranpak Holdings Corp, Expires 06/06/2024 *	35,296	25
Total Warrant (Cost $45) ($ Thousands)		25

	Number of Rights

RIGHTS — 0.0%
Media General Inc CVR *‡‡(C)	3,306	–
Total Rights (Cost $—) ($ Thousands)		–

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 19.7%
SEI Liquidity Fund, L.P. 2.130% **†(E)	63,941,878	$63,934
Total Affiliated Partnership (Cost $63,941) ($ Thousands)		63,934

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Government Fund, Cl F
1.970%**†	9,588,165	9,588
Total Cash Equivalent (Cost $9,588) ($ Thousands)		9,588
Total Investments in Securities — 119.2% (Cost $379,269) ($ Thousands)		$387,350

Percentages are based on Net Assets of $324,872 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of August 31, 2019.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2019. The total market value of securities on loan at August 31, 2019 was $62,233 ($ Thousands).
(B)	Security is a Master Limited Partnership. At August 31, 2019, such securities amounted to $907 ($ Thousands), or 0.3% of the net assets.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2019 was $11 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2019 was $63,934 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

ETF — Exchange-Traded Fund

L.P. — Limited Partnership

PLC — Public Limited Company

The following is a list of the level of inputs used as of August 31, 2019, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$312,708	$–	$11	$312,719
Exchange Traded Fund	1,084	–	–	1,084
Warrant	–	25	–	25
Rights	–	–	–	–
Affiliated Partnership	–	63,934	–	63,934
Cash Equivalent	9,588	–	–	9,588

Total Investments in Securities	$323,380	$63,959	$11	$387,350

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is summary of the transactions with affiliates for the period ended August 31, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds fromSales	Realized Gain	Change in Unrealized Depreciation		Value 8/31/2019	Shares	Dividend Income	Capital Gains
SEI Liquidity Fund, L.P.	$44,446	$57,157	$(37,662)	$—		$(7)	$63,934	63,941,878	$56	$—
SEI Daily Income Trust, Government Fund, Cl F	10,903	36,855	(38,170)	—	—		9,588	9,588,165	64	—
Totals	$55,349	$94,012	$(75,832)	$—		$(7)	$73,522	73,530,043	$120	$—

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Small/Mid Cap Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.4%

Communication Services — 2.4%
AMC Networks Inc, Cl A *(A)	33,600	$1,630
Cable One Inc	2,949	3,827
Cargurus Inc, Cl A *(A)	29,365	958
CenturyLink Inc (A)	68,600	781
Cinemark Holdings Inc (A)	78,059	2,979
Cogent Communications Holdings Inc	45,605	2,777
Entercom Communications Corp, Cl A (A)	173,700	618
Gannett Co Inc (A)	62,400	657
IAC/InterActiveCorp *(A)	24,242	6,173
Iridium Communications Inc *(A)	43,979	1,063
Marcus Corp/The	29,479	989
National CineMedia Inc	223,949	1,836
Nexstar Media Group Inc, Cl A (A)	12,390	1,225
Rosetta Stone Inc *(A)	42,684	779
TEGNA Inc	92,200	1,319
		27,611

Consumer Discretionary — 11.7%
American Axle & Manufacturing Holdings Inc *	90,600	574
American Eagle Outfitters Inc	63,000	1,060
Asbury Automotive Group Inc *	11,978	1,130
Big Lots Inc	32,600	742
Bloomin’ Brands Inc (A)	210,564	3,799
BorgWarner Inc	34,400	1,123
Bright Horizons Family Solutions Inc *	35,380	5,839
Brinker International Inc (A)	40,878	1,553
Capri Holdings Ltd *	31,200	823
Carter’s Inc (A)	25,388	2,323
Chegg Inc *(A)	25,547	1,013
Chewy Inc, Cl A *(A)	32,974	1,088
Cooper Tire & Rubber Co	27,500	646
Cooper-Standard Holdings Inc *	13,900	520
Core-Mark Holding Co Inc	75,877	2,458
Denny’s Corp *	50,048	1,181
Dick’s Sporting Goods Inc (A)	38,000	1,294
Dillard’s Inc, Cl A (A)	20,600	1,206
Domino’s Pizza Inc (A)	13,367	3,032
Ethan Allen Interiors Inc (A)	42,200	726
Extended Stay America Inc	174,265	2,448
Foot Locker Inc	47,100	1,705
Fox Factory Holding Corp *	55,032	3,965
frontdoor Inc *	71,798	3,686
Funko Inc, Cl A *(A)	50,752	1,218
GameStop Corp, Cl A (A)	—	—
Goodyear Tire & Rubber Co/The	69,900	802
Grand Canyon Education Inc *	23,677	2,974
Group 1 Automotive Inc	28,473	2,128
Hanesbrands Inc (A)	334,728	4,572
Harley-Davidson Inc (A)	36,500	1,164
Haverty Furniture Cos Inc (A)	52,200	1,000
Helen of Troy Ltd *	7,637	1,172
Hibbett Sports Inc *(A)	46,252	765
Installed Building Products Inc *	19,842	1,129
Kohl’s Corp (A)	36,700	1,734
Lear Corp	9,400	1,055
Lithia Motors Inc, Cl A (A)	34,022	4,459
MDC Holdings Inc	43,956	1,700
Monro Inc (A)	39,371	3,060

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National Vision Holdings Inc *	33,430	$948
Office Depot Inc	437,200	568
Planet Fitness Inc, Cl A *	34,685	2,449
Polaris Inc (A)	30,362	2,490
Pool Corp	18,871	3,706
PulteGroup Inc	68,200	2,305
PVH Corp	12,100	917
RH *(A)	8,864	1,270
Sally Beauty Holdings Inc *(A)	314,537	3,847
SeaWorld Entertainment Inc *(A)	41,593	1,207
Service Corp International/US	81,970	3,795
Shutterstock Inc *(A)	66,118	2,321
Six Flags Entertainment Corp	89,239	5,280
Skechers U.S.A. Inc, Cl A *	156,865	4,966
Sonic Automotive Inc, Cl A	38,500	1,036
Strategic Education Inc	6,046	1,023
Taylor Morrison Home Corp, Cl A *	52,184	1,245
Toll Brothers Inc	57,400	2,077
Tractor Supply Co	40,297	4,105
Under Armour Inc, Cl C *(A)	73,885	1,250
Wendy’s Co/The	175,571	3,863
Whirlpool Corp	11,600	1,613
Williams-Sonoma Inc (A)	32,100	2,112
Wolverine World Wide Inc	56,851	1,475
Wyndham Destinations Inc	40,500	1,796
Wyndham Hotels & Resorts Inc	58,382	3,000
Zumiez Inc *(A)	49,616	1,289
		134,819

Consumer Staples — 3.6%
B&G Foods Inc, Cl A (A)	118,058	1,999
Boston Beer Co Inc/The, Cl A *	2,727	1,196
Calavo Growers Inc (A)	41,284	3,660
Casey’s General Stores Inc	21,033	3,530
Church & Dwight Co Inc	57,595	4,595
Freshpet Inc *	48,530	2,382
Hostess Brands Inc, Cl A *(A)	251,099	3,520
Ingles Markets Inc, Cl A	23,000	894
Ingredion Inc	18,200	1,406
J&J Snack Foods Corp	28,153	5,435
JM Smucker Co/The	15,600	1,641
Medifast Inc (A)	5,341	534
Simply Good Foods Co/The *	193,517	5,734
SpartanNash Co	35,000	377
Spectrum Brands Holdings Inc	52,256	2,920
Universal Corp/VA	24,400	1,221
Weis Markets Inc (A)	12,900	493
		41,537

Energy — 2.3%
Antero Midstream Corp (A)	229,006	1,628
Arch Coal Inc (A)	16,200	1,240
Archrock Inc	108,664	1,055
Cabot Oil & Gas Corp, Cl A	121,285	2,076
Carrizo Oil & Gas Inc *(A)	80,900	671
CVR Energy Inc (A)	20,569	818
Dril-Quip Inc *	23,137	1,061
Frontline Ltd/Bermuda *(A)	140,302	1,194
Gulfport Energy Corp *(A)	160,200	384
HollyFrontier Corp	39,200	1,739
Laredo Petroleum Inc *(A)	47,800	118
Liberty Oilfield Services Inc, Cl A (A)	91,845	989
Parsley Energy Inc, Cl A	136,556	2,446
PBF Energy Inc, Cl A	51,100	1,211
Phillips 66 Partners LP (B)	51,698	2,842
Rattler Midstream LP *	109,861	2,012
RigNet Inc *	61,062	479
Southwestern Energy Co *(A)	270,000	427
SRC Energy Inc *	178,800	898
Viper Energy Partners LP (B)	74,142	2,148

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
W&T Offshore Inc *	185,500	$812
		26,248

Financials — 13.9%
AG Mortgage Investment Trust Inc ‡	69,000	1,034
Ally Financial Inc	96,600	3,028
American Equity Investment Life Holding Co	45,500	981
American Financial Group Inc/OH	15,100	1,525
Annaly Capital Management Inc ‡	149,200	1,238
Ares Capital Corp	97,500	1,839
Artisan Partners Asset Management Inc, Cl A	41,684	1,110
Associated Banc-Corp	124,500	2,395
Assured Guaranty Ltd	37,800	1,608
Banco Latinoamericano de Comercio Exterior SA, Cl E	30,600	555
Bank OZK	133,614	3,447
BankUnited Inc	51,300	1,629
Banner Corp	19,455	1,049
BGC Partners Inc, Cl A	650,765	3,319
Capstead Mortgage Corp ‡(A)	136,257	991
Central Pacific Financial Corp	37,900	1,054
Chimera Investment Corp ‡	65,600	1,251
CIT Group Inc	56,500	2,406
CNA Financial Corp	32,600	1,536
CNO Financial Group Inc	79,400	1,150
Cohen & Steers Inc (A)	69,390	3,742
Columbia Banking System Inc	117,665	4,061
Donnelley Financial Solutions Inc *	5,407	58
eHealth Inc *	39,712	3,308
Enova International Inc *	44,957	1,075
Essent Group Ltd	24,047	1,166
Evercore Inc, Cl A	34,793	2,775
Everest Re Group Ltd	4,800	1,132
FactSet Research Systems Inc (A)	11,008	2,995
Federated Investors Inc, Cl B	33,933	1,087
First American Financial Corp	34,728	2,030
First BanCorp/Puerto Rico	97,800	937
First Commonwealth Financial Corp	85,186	1,054
First Financial Bankshares Inc (A)	34,934	1,070
First Horizon National Corp	223,800	3,543
First Merchants Corp	41,296	1,475
Flushing Financial Corp	45,200	872
FNB Corp/PA	141,100	1,517
Fulton Financial Corp	131,594	2,099
Hamilton Lane Inc, Cl A	46,450	2,886
Hancock Whitney Corp	37,500	1,317
Hanmi Financial Corp	43,000	770
Health Insurance Innovations Inc, Cl A *(A)	33,661	617
Hilltop Holdings Inc	55,139	1,310
Home BancShares Inc/AR (A)	158,830	2,815
Independent Bank Corp	15,114	1,022
Invesco Mortgage Capital Inc	67,094	1,008
James River Group Holdings Ltd	17,877	881
KeyCorp	98,500	1,635
Kinsale Capital Group Inc	28,650	2,814
Lazard Ltd, Cl A (B)	36,000	1,236
Legg Mason Inc	35,500	1,306
Lincoln National Corp	33,400	1,766
LPL Financial Holdings Inc	20,028	1,501
Maiden Holdings Ltd	2,300	1
MarketAxess Holdings Inc	12,187	4,846
Meta Financial Group Inc	36,638	1,133
MFA Financial Inc ‡	243,100	1,743
MGIC Investment Corp	190,449	2,409
Mr Cooper Group Inc *	122,256	1,077
MSCI Inc, Cl A	14,350	3,367
National General Holdings Corp	51,600	1,217
Navient Corp	92,300	1,176

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nelnet Inc, Cl A	13,796	$925
NMI Holdings Inc, Cl A *	41,320	1,171
Oaktree Specialty Lending Corp	218,200	1,132
OFG Bancorp	121,385	2,491
PacWest Bancorp	214,072	7,296
Palomar Holdings *(A)	89,120	3,033
PennyMac Financial Services Inc *	40,911	1,211
Popular Inc	29,100	1,530
Preferred Bank/Los Angeles CA	17,600	879
Prospect Capital Corp	159,000	1,013
Prosperity Bancshares Inc (A)	47,177	3,063
Radian Group Inc	49,321	1,112
Regions Financial Corp	142,400	2,082
Reinsurance Group of America Inc, Cl A	11,600	1,786
Republic Bancorp Inc/KY, Cl A	23,300	989
Simmons First National Corp, Cl A	44,048	1,057
Starwood Property Trust Inc ‡	192,623	4,513
Stifel Financial Corp	23,200	1,239
TCF Financial Corp	47,000	1,812
UMB Financial Corp	13,020	811
United Community Banks Inc/GA	39,130	1,033
Universal Insurance Holdings Inc (A)	27,000	675
Unum Group	68,500	1,741
Virtus Investment Partners Inc	10,501	1,120
Walker & Dunlop Inc	2,483	139
Washington Federal Inc	62,693	2,232
WisdomTree Investments Inc (A)	271,666	1,307
Zions Bancorp NA (A)	80,500	3,308
		159,694

Health Care — 12.9%
ABIOMED Inc *	5,147	994
ACADIA Pharmaceuticals Inc *	38,843	1,074
Addus HomeCare Corp *	12,432	1,094
Agios Pharmaceuticals Inc *(A)	38,351	1,455
Amedisys Inc *	8,887	1,144
AMN Healthcare Services Inc *	20,887	1,220
Anika Therapeutics Inc *(A)	21,206	1,204
Axogen Inc *	83,505	1,324
BioTelemetry Inc *	56,390	2,236
Blueprint Medicines Corp *	7,670	588
Cantel Medical Corp	42,263	3,885
CareDx Inc *(A)	34,000	776
Catalent Inc *	16,592	875
Chemed Corp	13,447	5,775
Coherus Biosciences Inc *(A)	57,457	1,275
CONMED Corp	12,932	1,303
Cooper Cos Inc/The	2,568	795
CryoPort Inc *	124,795	2,716
DBV Technologies SA ADR *(A)	97,017	883
Deciphera Pharmaceuticals Inc *	25,772	935
Eagle Pharmaceuticals Inc/DE *(A)	33,900	1,912
Encompass Health Corp	49,733	3,023
Endologix Inc *(A)	108,803	583
Ensign Group Inc/The	184,035	9,183
FibroGen Inc *	23,774	1,062
Haemonetics Corp *	40,920	5,464
Halozyme Therapeutics Inc *	69,299	1,145
HealthEquity Inc *	24,960	1,482
Heron Therapeutics Inc *(A)	69,684	1,291
HMS Holdings Corp *	107,871	3,941
Immunomedics Inc *(A)	86,094	1,102
Innoviva Inc *	107,400	1,245
Insmed Inc *(A)	65,640	1,079
Insulet Corp *(A)	29,140	4,492
Integer Holdings Corp *	13,342	966
Integra LifeSciences Holdings Corp *	22,008	1,321

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Jazz Pharmaceuticals PLC *	17,060	$2,186
Lannett Co Inc *(A)	35,947	370
Lantheus Holdings Inc *	30,700	668
Ligand Pharmaceuticals Inc *(A)	50,020	4,547
MacroGenics Inc *	76,595	1,098
Masimo Corp *	36,820	5,643
Medidata Solutions Inc *	37,818	3,463
MEDNAX Inc *	124,801	2,631
Medpace Holdings Inc *	14,433	1,168
Merit Medical Systems Inc *	49,428	1,719
Neurocrine Biosciences Inc *	9,799	974
Nevro Corp *(A)	10,525	881
Omnicell Inc *	22,685	1,629
PRA Health Sciences Inc *	28,000	2,767
Precision BioSciences Inc *(A)	26,912	229
Prestige Consumer Healthcare Inc *(A)	78,627	2,507
Quest Diagnostics Inc	30,862	3,159
Quidel Corp *	26,743	1,686
R1 RCM Inc *	89,777	1,047
Repligen Corp *	45,540	4,227
ResMed Inc	32,238	4,491
Revance Therapeutics Inc *(A)	107,948	1,144
Spectrum Pharmaceuticals Inc *	138,934	1,020
STERIS PLC	56,120	8,665
Syneos Health Inc, Cl A *	135,915	7,140
Tandem Diabetes Care Inc *	43,175	3,127
Teladoc Health Inc *(A)	19,480	1,127
Theravance Biopharma Inc *(A)	55,480	1,222
Universal Health Services Inc, Cl B	15,980	2,310
US Physical Therapy Inc (A)	8,137	1,086
Vanda Pharmaceuticals Inc *	70,026	987
Viking Therapeutics Inc *(A)	139,870	972
Voyager Therapeutics Inc *	51,434	919
		147,651

Industrials — 17.6%
ABM Industries Inc	75,414	2,810
ADT Inc (A)	403,954	1,923
Aerojet Rocketdyne Holdings Inc *	22,933	1,198
AGCO Corp	27,800	1,922
Air Transport Services Group Inc *	71,400	1,442
Aircastle Ltd	54,700	1,195
Allegiant Travel Co, Cl A (A)	8,273	1,175
Allegion PLC	15,735	1,515
Allison Transmission Holdings Inc, Cl A	50,900	2,262
Apogee Enterprises Inc	31,100	1,149
Arcosa Inc	28,751	934
Atkore International Group Inc *	44,161	1,281
AZZ Inc	24,569	1,014
BWX Technologies Inc	63,886	3,782
Chart Industries Inc *	13,342	838
Cimpress NV *(A)	20,771	2,382
Clean Harbors Inc *	61,942	4,556
Colfax Corp *(A)	147,298	4,007
Deluxe Corp	35,400	1,631
EMCOR Group Inc	15,978	1,397
Ennis Inc (A)	55,100	1,108
Evoqua Water Technologies Corp *	42,314	654
Exponent Inc	83,215	5,899
Federal Signal Corp	45,843	1,362
Forward Air Corp	27,822	1,733
FTI Consulting Inc *	13,069	1,413
GATX Corp (A)	14,683	1,090
Generac Holdings Inc *	25,251	1,969
Genesee & Wyoming Inc, Cl A *	29,922	3,318
Healthcare Services Group Inc (A)	53,861	1,215
Heartland Express Inc	115,094	2,367

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HEICO Corp	35,579	$5,147
HEICO Corp, Cl A	6,803	751
Herman Miller Inc	24,797	1,048
Hertz Global Holdings Inc *	63,458	768
Huntington Ingalls Industries Inc †	22,860	4,778
IAA Inc *	123,216	6,019
ICF International Inc	14,978	1,268
Insperity Inc	16,530	1,637
JetBlue Airways Corp *	118,300	2,049
John Bean Technologies Corp	42,583	4,357
Kaman Corp	35,744	2,087
KAR Auction Services Inc (A)	174,390	4,632
Kennametal Inc	73,350	2,192
Kirby Corp *	37,571	2,765
Kratos Defense & Security Solutions Inc *	117,850	2,353
LSC Communications Inc	4,407	6
ManpowerGroup Inc	27,800	2,272
MasTec Inc *(A)	22,910	1,440
Matson Inc	46,541	1,654
McGrath RentCorp	16,228	1,039
Mercury Systems Inc *	64,520	5,525
Meritor Inc *	133,507	2,246
Middleby Corp/The *(A)	21,892	2,401
MSA Safety Inc	9,910	1,047
MSC Industrial Direct Co Inc, Cl A	87,651	5,927
Navistar International Corp *	32,365	744
Nordson Corp	24,768	3,367
Oshkosh Corp	24,400	1,715
Owens Corning	24,100	1,382
Pitney Bowes Inc (A)	103,400	368
Proto Labs Inc *(A)	9,350	886
Quad/Graphics Inc, Cl A (A)	53,700	483
Quanta Services Inc	41,300	1,400
Regal Beloit Corp	28,400	2,014
Resideo Technologies Inc *	73,628	1,015
Ritchie Bros Auctioneers Inc	71,397	2,824
RR Donnelley & Sons Co	3,900	9
Rush Enterprises Inc, Cl A	26,433	955
Ryder System Inc	88,095	4,244
Sensata Technologies Holding PLC *	108,182	4,931
SkyWest Inc	45,337	2,596
Snap-on Inc (A)	29,709	4,417
Spirit AeroSystems Holdings Inc, Cl A	22,100	1,781
Teledyne Technologies Inc *	17,728	5,471
Tennant Co	39,972	2,734
Terex Corp	37,900	941
Tetra Tech Inc	65,420	5,307
Textron Inc	11,800	531
Timken Co/The	26,300	1,057
Toro Co/The	41,870	3,015
Trex Co Inc *(A)	48,680	4,164
TriNet Group Inc *	47,822	3,210
Trinity Industries Inc (A)	154,517	2,699
Triton International Ltd/Bermuda	42,600	1,370
United Rentals Inc *	15,300	1,722
Vectrus Inc *	29,300	1,185
Wabash National Corp	125,931	1,718
Wabtec Corp (A)	14,398	996
Woodward Inc	41,421	4,467
		201,667
Information Technology — 15.6%
2U Inc *(A)	87,081	1,557
3D Systems Corp *(A)	125,603	879
ACI Worldwide Inc *	247,432	7,369
Amdocs Ltd	20,300	1,314
Amkor Technology Inc *	18,100	158

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Anixter International Inc *	17,455	$1,047
Avalara Inc *	48,390	4,081
Avnet Inc	37,200	1,558
Badger Meter Inc (A)	64,869	3,346
Belden Inc	85,307	3,891
Broadridge Financial Solutions Inc	29,486	3,817
Cabot Microelectronics Corp	26,341	3,283
CACI International Inc, Cl A *	6,182	1,374
Carbonite Inc *	115,252	1,389
Cardtronics PLC *(A)	32,297	957
CDW Corp/DE	10,396	1,201
ChannelAdvisor Corp *	65,188	561
Ciena Corp *	21,000	860
Cirrus Logic Inc *	37,100	1,990
Cognex Corp (A)	63,689	2,871
Cornerstone OnDemand Inc *	35,850	1,870
CSG Systems International Inc (A)	24,228	1,305
Diodes Inc *	49,200	1,798
ePlus Inc *	13,569	1,109
Euronet Worldwide Inc *	32,093	4,915
Everbridge Inc *(A)	27,510	2,371
EVERTEC Inc	30,865	1,076
FireEye Inc *	100,760	1,353
Five9 Inc *	21,819	1,379
Gartner Inc *	10,668	1,426
Insight Enterprises Inc *	30,500	1,466
InterXion Holding NV *	37,120	3,005
Itron Inc *	41,386	2,874
j2 Global Inc	81,356	6,883
Jabil Inc	113,600	3,273
Jack Henry & Associates Inc	20,640	2,992
Kulicke & Soffa Industries Inc (A)	—	—
Lattice Semiconductor Corp *	58,457	1,151
Littelfuse Inc (A)	17,021	2,656
LivePerson Inc *(A)	98,960	3,933
LogMeIn Inc	131,253	8,773
MAXIMUS Inc	15,160	1,166
Monolithic Power Systems Inc	15,197	2,288
NCR Corp *	38,500	1,213
NETGEAR Inc *	20,634	716
New Relic Inc *	19,672	1,128
NIC Inc	64,094	1,334
Nova Measuring Instruments Ltd *(A)	26,160	725
Novanta Inc *	10,200	765
Nuance Communications Inc *	120,268	2,022
ON Semiconductor Corp *	227,397	4,048
OSI Systems Inc *	9,750	1,024
Perficient Inc *	29,365	1,082
Power Integrations Inc	47,374	4,217
Presidio Inc	169,156	2,710
Progress Software Corp	27,888	1,054
Q2 Holdings Inc *(A)	47,930	4,311
Rambus Inc *	99,528	1,248
Rapid7 Inc *	46,890	2,518
RealPage Inc *	15,057	959
RingCentral Inc, Cl A *	38,670	5,458
Sanmina Corp *	84,456	2,441
Seagate Technology PLC	31,500	1,582
Silicon Laboratories Inc *	25,216	2,749
Silicon Motion Technology Corp ADR	70,841	2,286
SolarEdge Technologies Inc *(A)	13,751	1,126
SolarWinds Corp *(A)	178,342	3,035
SPS Commerce Inc *	20,592	1,041
SS&C Technologies Holdings Inc	56,068	2,613
Switch Inc, Cl A (A)	135,693	2,225
SYNNEX Corp	45,544	3,817
Tech Data Corp *	18,200	1,688

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Teradyne Inc	18,000	$953
Trimble Inc *	80,635	3,025
TTM Technologies Inc *	123,400	1,315
Tyler Technologies Inc *	12,864	3,300
Verint Systems Inc *	18,887	1,007
Viavi Solutions Inc *	119,400	1,658
Western Union Co/The (A)	80,800	1,787
Xerox Holdings Corp	57,700	1,673
Xperi Corp (A)	51,071	936
		179,354

Materials — 4.1%
Ashland Global Holdings Inc	37,850	2,772
Axalta Coating Systems Ltd *	75,566	2,182
Cabot Corp	48,600	1,944
Chemours Co/The (A)	52,200	740
Cleveland-Cliffs Inc (A)	185,041	1,469
Commercial Metals Co	65,958	1,034
Domtar Corp	36,200	1,193
Eastman Chemical Co	33,400	2,183
Ferroglobe *(C)	141,200	—
FMC Corp	95,735	8,265
Graphic Packaging Holding Co	122,901	1,697
Huntsman Corp	103,400	2,060
Ingevity Corp *	8,910	679
Kaiser Aluminum Corp	11,978	1,059
Kraton Corp *	38,138	1,047
Livent Corp *(A)	187,425	1,153
Materion Corp	16,455	968
Owens-Illinois Inc	95,900	975
Quaker Chemical Corp	15,136	2,405
Reliance Steel & Aluminum Co	20,100	1,954
Schnitzer Steel Industries Inc, Cl A (A)	44,320	981
Schweitzer-Mauduit International Inc	9,300	312
Silgan Holdings Inc	160,161	4,766
Steel Dynamics Inc	88,600	2,392
Trinseo SA	32,100	1,126
United States Steel Corp (A)	—	—
Westrock Co	64,300	2,198
		47,554

Real Estate — 7.9%
Acadia Realty Trust ‡	39,275	1,074
Alexandria Real Estate Equities Inc ‡	24,768	3,711
Americold Realty Trust ‡(A)	273,710	9,969
Ashford Hospitality Trust Inc ‡(A)	134,100	375
Braemar Hotels & Resorts Inc ‡	3,000	28
Brixmor Property Group Inc ‡(A)	122,000	2,248
CBL & Associates Properties Inc ‡(A)	—	—
Chatham Lodging Trust ‡(A)	53,400	886
City Office REIT Inc ‡	72,700	984
CoreCivic Inc ‡	118,171	2,003
CoreSite Realty Corp ‡	29,093	3,380
DiamondRock Hospitality Co ‡	132,300	1,253
EastGroup Properties Inc ‡	9,319	1,160
Essential Properties Realty Trust Inc ‡	51,957	1,180
Franklin Street Properties Corp ‡	150,900	1,142
Gaming and Leisure Properties Inc ‡	191,857	7,505
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡(A)	45,298	1,252
Hospitality Properties Trust ‡	68,900	1,663
Howard Hughes Corp/The *(A)	17,141	2,164
Industrial Logistics Properties Trust ‡	35,900	768
Innovative Industrial Properties Inc, Cl A ‡(A)	10,910	973
Invitation Homes Inc ‡	88,388	2,542
Kennedy-Wilson Holdings Inc	150,967	3,167
Kite Realty Group Trust ‡	78,700	1,125

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lexington Realty Trust ‡	227,400	$2,363
Medical Properties Trust Inc ‡	332,146	6,175
Newmark Group Inc, Cl A	72,716	631
Office Properties Income Trust ‡(A)	68,800	1,865
Omega Healthcare Investors Inc ‡(A)	35,500	1,444
Outfront Media Inc ‡	85,200	2,341
Piedmont Office Realty Trust Inc, Cl A ‡(A)	55,300	1,092
PS Business Parks Inc ‡	7,046	1,266
Realogy Holdings Corp (A)	267,372	1,278
Retail Properties of America Inc, Cl A ‡	96,000	1,091
Retail Value Inc ‡	5,822	215
Rexford Industrial Realty Inc ‡	125,085	5,528
RPT Realty ‡	116,900	1,391
Ryman Hospitality Properties Inc ‡	56,541	4,504
Sabra Health Care REIT Inc ‡(A)	60,000	1,297
Senior Housing Properties Trust ‡	151,600	1,287
SITE Centers Corp ‡	56,700	786
VEREIT Inc ‡	260,500	2,540
Xenia Hotels & Resorts Inc ‡(A)	124,180	2,510
		90,156

Utilities — 2.4%
AES Corp/VA	58,800	901
Algonquin Power & Utilities Corp (A)	299,378	3,913
American States Water Co	74,128	6,859
American Water Works Co Inc	31,845	4,054
Avista Corp	23,797	1,116
Chesapeake Utilities Corp	11,932	1,129
National Fuel Gas Co	51,800	2,421
NorthWestern Corp	16,569	1,200
ONE Gas Inc	12,001	1,099
Spire Inc	13,705	1,164
UGI Corp	55,826	2,717
Vistra Energy Corp	39,500	986
		27,559
Total Common Stock (Cost $997,350) ($ Thousands)		1,083,850

AFFILIATED PARTNERSHIP — 17.9%
SEI Liquidity Fund, L.P. 2.130% **†(D)	205,483,525	205,456
Total Affiliated Partnership (Cost $205,482) ($ Thousands)		205,456

CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Government Fund, Cl F
1.970%**†	46,338,794	46,339
Total Cash Equivalent (Cost $46,339) ($ Thousands)		46,339
Total Investments in Securities — 116.3% (Cost $1,249,171) ($ Thousands)		$1,335,645

A list of the open futures contracts held by the Fund at August 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Russell 2000 Index E-MINI	102	Sep-2019	$7,630	$7,620	$(10)

S&P Mid Cap 400 Index E-MINI	38	Sep-2019	7,132	7,149	17

			$14,762	$14,769	$7

Percentages are based on Net Assets of $1,148,002 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2019.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2019. The total market value of securities on loan at August 31, 2019 was $199,796 ($ Thousands).

(B)	Security is a Master Limited Partnership. At August 31, 2019, such securities amounted to $6,226 ($ Thousands), or 0.54% of the net assets.

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2019 was $205,456 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd — Limited

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

REIT — Real Estate investment Trust

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of August 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,083,850	$–	$–	$1,083,850
Affiliated Partnership	–	205,456	–	205,456
Cash Equivalent	46,339	–	–	46,339

Total Investments in Securities	$1,130,189	$205,456	$–	$1,335,645

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$17	$–	$–	$17
Unrealized Depreciation	(10)	–	–	(10)

Total Other Financial Instruments	$7	$–	$–	$7

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended August 31, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 8/31/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$115,595	$189,441	$(99,558)	$—	$(22)	$205,456	205,483,525	$191	$—
SEI Daily Income Trust, Government Fund, Cl F	78,961	102,846	(135,468)	—	—	46,339	46,338,794	262	—

Totals	$194,556	$292,287	$(235,026)	$—	$(22)	$251,795	251,822,319	$453	$—

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

U.S. Equity Factor Allocation Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.1%

Communication Services — 7.7%
Alphabet Inc, Cl A *	6,864	$8,172
Alphabet Inc, Cl C *	8,483	10,079
AT&T Inc	199,730	7,042
Cargurus Inc, Cl A *	7,718	252
Central European Media Enterprises Ltd, Cl A *	13,637	63
CenturyLink Inc	20,649	235
Comcast Corp, Cl A	122,588	5,426
Facebook Inc, Cl A *	39,158	7,270
GCI Liberty Inc *	15,400	959
IAC/InterActiveCorp *	3,630	924
Interpublic Group of Cos Inc/The	17,344	345
John Wiley & Sons Inc, Cl A	6,752	300
Liberty TripAdvisor Holdings Inc, Cl A *	14,253	125
Loral Space & Communications Inc *	2,002	74
Match Group Inc *	6,213	527
Meet Group Inc/The *	9,745	34
News Corp	32,371	458
News Corp, Cl A	98,182	1,350
Omnicom Group Inc	80,730	6,140
Rosetta Stone Inc *	3,119	57
Scholastic Corp	5,818	204
Sinclair Broadcast Group Inc, Cl A	9,418	420
Sirius XM Holdings Inc	148,058	914
Telephone & Data Systems Inc	39,918	1,006
Tribune Media Co, Cl A	22,140	1,031
TripAdvisor Inc *	1,888	72
Twitter Inc *	18,949	808
United States Cellular Corp *	2,003	72
Verizon Communications Inc	87,229	5,073
Viacom Inc, Cl B	20,500	512
Yelp Inc, Cl A *	19,913	667
		60,611

Consumer Discretionary — 10.7%
Abercrombie & Fitch Co, Cl A	9,762	143
Amazon.com Inc *	4,056	7,205
American Public Education Inc *	2,406	58
AutoZone Inc *	3,390	3,735
Bed Bath & Beyond Inc	31,824	308
Best Buy Co Inc	69,893	4,449
Booking Holdings Inc *	1,590	3,127
Bright Horizons Family Solutions Inc *	2,859	472
Career Education Corp *	10,631	218
Carnival Corp, Cl A	45,335	1,998
Clarus Corp	3,673	40
Core-Mark Holding Co Inc	7,125	231
Cracker Barrel Old Country Store Inc	2,380	394
Crocs Inc *	9,986	223
Darden Restaurants Inc	17,400	2,105
Deckers Outdoor Corp *	12,519	1,846
eBay Inc	177,949	7,169
Ethan Allen Interiors Inc	1,953	34
Everi Holdings Inc *	10,381	93
Expedia Group Inc	27,657	3,598
Five Below Inc *	2,504	308
Fox Factory Holding Corp *	4,121	297
Funko Inc, Cl A *	2,661	64

Description	Shares	Market Value ($ Thousands)
GameStop Corp, Cl A *	18,470	$73

COMMON STOCK (continued)
Garmin Ltd	22,162	1,808
General Motors Co	37,892	1,405
Genesco Inc *	3,621	129
Gentex Corp	19,154	509
Genuine Parts Co	3,338	301
Graham Holdings Co, Cl B	586	413
Group 1 Automotive Inc	2,752	206
Groupon Inc, Cl A *	91,879	228
Haverty Furniture Cos Inc	1,674	32
Helen of Troy Ltd *	1,297	199
Hibbett Sports Inc *	2,589	43
Home Depot Inc/The	13,450	3,065
International Speedway Corp, Cl A	4,725	213
K12 Inc *	13,635	359
Laureate Education Inc, Cl A *	14,832	271
Lululemon Athletica Inc *	10,859	2,005
Macy’s Inc	8,357	123
McDonald’s Corp	9,252	2,017
Meritage Homes Corp *	14,311	935
Murphy USA Inc *	1,836	164
NIKE Inc, Cl B	18,557	1,568
NVR Inc *	247	889
Planet Fitness Inc, Cl A *	13,285	938
PulteGroup Inc	85,237	2,881
Ralph Lauren Corp, Cl A	13,570	1,199
Rent-A-Center Inc/TX, Cl A	19,903	508
Ross Stores Inc	29,564	3,134
Skyline Champion Corp *	3,458	97
Sleep Number Corp *	3,844	161
Sonic Automotive Inc, Cl A	3,732	100
Starbucks Corp	75,117	7,253
Target Corp	28,353	3,035
TJX Cos Inc/The	37,392	2,055
Toll Brothers Inc	34,602	1,252
Ulta Beauty Inc *	137	33
Williams-Sonoma Inc	18,066	1,189
Wingstop Inc	4,485	449
Winmark Corp	387	63
Yum China Holdings Inc	42,834	1,946
Yum! Brands Inc	20,675	2,414
		83,777

Consumer Staples — 8.8%
Boston Beer Co Inc/The, Cl A *	1,274	558
Bunge Ltd	21,167	1,130
Church & Dwight Co Inc	21,602	1,723
Clorox Co/The	12,841	2,031
Coca-Cola Co/The	35,303	1,943
Colgate-Palmolive Co	32,154	2,384
Costco Wholesale Corp	8,364	2,465
Edgewell Personal Care Co *	1,757	49
elf Beauty Inc *	4,095	67
Estee Lauder Cos Inc/The, Cl A	40,596	8,038
General Mills Inc	8,537	459
Hershey Co/The	4,572	725
Ingredion Inc	1,679	130
Inter Parfums Inc	2,687	173
Kimberly-Clark Corp	15,566	2,196
Lancaster Colony Corp	1,849	270
Medifast Inc	1,662	166
Monster Beverage Corp *	15,640	918
Nu Skin Enterprises Inc, Cl A	13,237	538
PepsiCo Inc	48,468	6,627
Philip Morris International Inc	58,888	4,245
Procter & Gamble Co/The	117,383	14,113
Simply Good Foods Co/The *	9,539	283
Sysco Corp	53,895	4,006
TreeHouse Foods Inc *	7,380	374
Universal Corp/VA	3,971	199

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
US Foods Holding Corp *	16,651	$673
Vector Group Ltd	10,836	126
Walmart Inc	103,892	11,871
WD-40 Co	1,409	257
Weis Markets Inc	1,805	69
		68,806

Energy — 3.2%
Arch Coal Inc	6,988	535
Cabot Oil & Gas Corp, Cl A	17,507	300
Cactus Inc, Cl A *	5,941	151
Chevron Corp	33,015	3,886
ConocoPhillips	164,274	8,572
CONSOL Energy Inc *	5,154	86
Delek US Holdings Inc	8,903	292
DHT Holdings Inc	14,365	81
DMC Global Inc	338	15
EOG Resources Inc	6,397	475
Exxon Mobil Corp	37,752	2,585
Helix Energy Solutions Group Inc *	21,696	157
Hess Corp	6,124	385
HollyFrontier Corp	18,938	840
Occidental Petroleum Corp	38,951	1,694
Phillips 66	51,474	5,077
		25,131

Financials — 14.4%
Aflac Inc	29,729	1,492
Allstate Corp/The	19,789	2,026
Ally Financial Inc	15,321	480
American International Group Inc	23,116	1,203
Apollo Commercial Real Estate Finance Inc	16,295	302
Arch Capital Group Ltd *	42,230	1,668
Artisan Partners Asset Management Inc, Cl A	17,470	465
Associated Banc-Corp	41,859	805
AXA Equitable Holdings Inc	55,166	1,146
Axis Capital Holdings Ltd	20,774	1,275
Bank of America Corp	7,169	197
Bank of New York Mellon Corp/The	35,930	1,511
Bridge Bancorp Inc	2,596	70
Brightsphere Investment Group Inc	10,942	99
Cambridge Bancorp	516	38
Cannae Holdings Inc *	10,768	300
Capital One Financial Corp	69,540	6,024
Capitol Federal Financial Inc	13,642	184
CBTX Inc	2,582	70
Cincinnati Financial Corp	12,016	1,352
CIT Group Inc	25,464	1,085
Citigroup Inc	148,217	9,538
Citizens Financial Group Inc	39,795	1,343
Cohen & Steers Inc	7,427	401
Cowen Inc, Cl A *	2,773	43
Diamond Hill Investment Group Inc	859	116
Dime Community Bancshares Inc	2,298	46
Encore Capital Group Inc *	1,323	49
Enova International Inc *	5,145	123
Everest Re Group Ltd	3,958	934
Exantas Capital Corp ‡	4,090	46
FactSet Research Systems Inc	4,037	1,098
Federated Investors Inc, Cl B	15,036	482
FGL Holdings	51,676	412
Fifth Third Bancorp	196,907	5,208
Financial Institutions Inc	1,445	42
First Hawaiian Inc	20,717	532
First Internet Bancorp	25	—
Flagstar Bancorp Inc	6,170	224
Franklin Resources Inc	76,782	2,018
Hanover Insurance Group Inc/The	4,236	564

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hartford Financial Services Group Inc/The	20,701	$1,206
Health Insurance Innovations Inc, Cl A *	854	16
HomeStreet Inc *	4,998	132
JPMorgan Chase & Co	68,863	7,565
Kearny Financial Corp/MD	9,554	120
Kemper Corp	8,128	569
Legg Mason Inc	20,660	760
Loews Corp	28,287	1,360
LPL Financial Holdings Inc	13,034	977
Meridian Bancorp Inc	5,388	94
MetLife Inc	130,934	5,800
Metropolitan Bank Holding Corp *	874	32
MFA Financial Inc ‡	25,978	186
MGIC Investment Corp	33,056	418
Morningstar Inc	2,118	342
National General Holdings Corp	9,516	224
Navient Corp	33,122	422
New York Community Bancorp Inc	169,148	1,952
Nicolet Bankshares Inc *	1,277	81
NMI Holdings Inc, Cl A *	8,902	252
OceanFirst Financial Corp	5,318	112
OneMain Holdings Inc, Cl A	10,214	366
PennyMac Financial Services Inc *	3,890	115
PennyMac Mortgage Investment Trust ‡	9,243	201
Progressive Corp/The	27,686	2,099
Prudential Financial Inc	49,021	3,926
Radian Group Inc	32,643	736
Reinsurance Group of America Inc, Cl A	6,326	974
RenaissanceRe Holdings Ltd	4,220	762
S&P Global Inc	11,481	2,987
Santander Consumer USA Holdings Inc	16,629	434
SLM Corp	68,434	578
Southern National Bancorp of Virginia Inc	3,125	46
Synchrony Financial	186,662	5,983
T Rowe Price Group Inc	105,918	11,717
TFS Financial Corp	5,274	92
Third Point Reinsurance Ltd *	13,161	124
TPG RE Finance Trust Inc	5,308	103
Travelers Cos Inc/The	12,627	1,856
TriState Capital Holdings Inc *	1,062	21
Unum Group	17,806	452
US Bancorp	131,212	6,914
Voya Financial Inc	39,209	1,934
Waddell & Reed Financial Inc, Cl A	28,727	465
Wells Fargo & Co	13,628	635
White Mountains Insurance Group Ltd	319	338
WR Berkley Corp	15,487	1,103
		112,592

Health Care — 13.5%
AbbVie Inc	956	63
Agilent Technologies Inc	24,355	1,732
Alexion Pharmaceuticals Inc *	8,258	832
AmerisourceBergen Corp, Cl A	10,621	874
Amgen Inc	52,877	11,031
Baxter International Inc	120,525	10,600
Biogen Inc *	16,840	3,701
BioSpecifics Technologies Corp *	888	49
Bristol-Myers Squibb Co	82,930	3,986
Bruker Corp	15,799	682
Cardinal Health Inc	48,115	2,075
Cardiovascular Systems Inc *	5,213	252
Celgene Corp *	6,375	617
Cerner Corp	7,733	533
Chemed Corp	1,628	699
DENTSPLY SIRONA Inc	2,869	150
Eli Lilly & Co	16,500	1,864
Exelixis Inc *	9,558	190
Genomic Health Inc *	3,256	250

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gilead Sciences Inc	46,427	$2,950
IDEXX Laboratories Inc *	2,049	594
Incyte Corp *	9,440	772
Jazz Pharmaceuticals PLC *	530	68
Johnson & Johnson	63,142	8,105
Laboratory Corp of America Holdings *	9,080	1,521
MannKind Corp *	5,141	6
Masimo Corp *	7,211	1,105
McKesson Corp	51,585	7,133
Medpace Holdings Inc *	4,299	348
Medtronic PLC	40,766	4,398
Merck & Co Inc	142,456	12,318
Meridian Bioscience Inc *	9,099	84
Molina Healthcare Inc *	7,279	948
National HealthCare Corp	1,367	110
Novocure Ltd *	5,817	528
Orthofix Medical Inc *	1,487	76
Pacira BioSciences Inc *	1,321	49
Pfizer Inc	181,042	6,436
Premier Inc, Cl A *	17,317	611
Tactile Systems Technology Inc *	2,731	138
UnitedHealth Group Inc	26,508	6,203
Varian Medical Systems Inc *	19,212	2,035
Veeva Systems Inc, Cl A *	8,530	1,368
Veracyte Inc *	2,185	58
Vertex Pharmaceuticals Inc *	12,339	2,221
Waters Corp *	16,312	3,456
WellCare Health Plans Inc *	3,187	863
Zimmer Biomet Holdings Inc	2,069	288
Zoetis Inc, Cl A	3,825	484
		105,454

Industrials — 10.0%
3M Co	10,537	1,704
Aerojet Rocketdyne Holdings Inc *	11,265	588
AGCO Corp	4,823	333
Allison Transmission Holdings Inc, Cl A	29,335	1,303
ArcBest Corp	5,349	158
Arconic Inc	62,777	1,622
Armstrong World Industries Inc	6,762	646
Atkore International Group Inc *	7,211	209
Barrett Business Services Inc	1,168	102
BMC Stock Holdings Inc *	28,174	717
Boeing Co/The	1,502	547
Brady Corp, Cl A	19,774	934
Carlisle Cos Inc	14,693	2,130
CH Robinson Worldwide Inc	14,071	1,189
Cintas Corp	8,537	2,252
CSW Industrials Inc	3,932	268
Cummins Inc	12,547	1,873
Deluxe Corp	11,677	538
EMCOR Group Inc	14,604	1,277
Emerson Electric Co	17,203	1,025
Encore Wire Corp	3,187	172
Ennis Inc	6,170	124
Enphase Energy Inc *	10,805	321
Expeditors International of Washington Inc	90,475	6,433
FTI Consulting Inc *	6,726	727
Generac Holdings Inc *	9,357	730
Great Lakes Dredge & Dock Corp *	8,810	96
HEICO Corp	2,913	421
HEICO Corp, Cl A	4,380	483
Heidrick & Struggles International Inc	2,869	76
Herman Miller Inc	23,311	986
Hillenbrand Inc	1,381	38
Honeywell International Inc	38,611	6,356
Hubbell Inc, Cl B	5,665	743
Hurco Cos Inc	1,401	45
IDEX Corp	7,082	1,167

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Illinois Tool Works Inc	11,622	$1,742
John Bean Technologies Corp	4,870	498
Johnson Controls International plc	1,836	78
Kaman Corp	2,739	160
Kimball International Inc, Cl B	10,833	190
Kratos Defense & Security Solutions Inc *	6,625	132
L3Harris Technologies Inc	10,815	2,286
Landstar System Inc	14,100	1,572
Lennox International Inc	3,692	937
Lockheed Martin Corp	5,149	1,978
ManpowerGroup Inc	15,419	1,260
MasTec Inc *	5,255	330
Meritor Inc *	12,499	210
National Presto Industries Inc	708	61
Navigant Consulting Inc	7,771	217
PACCAR Inc	112,059	7,347
Raytheon Co	19,825	3,674
Republic Services Inc, Cl A	22,251	1,986
Robert Half International Inc	31,577	1,688
Rockwell Automation Inc	5,509	842
Simpson Manufacturing Co Inc	10,074	647
Snap-on Inc	5,227	777
Southwest Airlines Co	13,504	707
Steelcase Inc, Cl A	28,761	447
Thomson Reuters Corp	8,725	599
Titan Machinery Inc *	2,806	42
Toro Co/The	9,615	692
TrueBlue Inc *	5,076	99
UniFirst Corp/MA	5,384	1,055
United Airlines Holdings Inc *	22,975	1,937
United Technologies Corp	22,452	2,924
Vectrus Inc *	2,968	120
Waste Management Inc	17,260	2,060
WW Grainger Inc	1,072	293
		77,920

Information Technology — 23.5%
Acacia Communications Inc *	4,280	270
Accenture PLC, Cl A	42,673	8,457
Amdocs Ltd	19,945	1,291
Amkor Technology Inc *	6,655	58
Amphenol Corp, Cl A	14,163	1,240
Apple Inc	60,113	12,548
Applied Materials Inc	9,801	471
Aspen Technology Inc *	10,805	1,439
Automatic Data Processing Inc	11,184	1,900
Avnet Inc	27,880	1,168
Benchmark Electronics Inc	4,725	125
Booz Allen Hamilton Holding Corp, Cl A	14,242	1,075
Broadridge Financial Solutions Inc	11,317	1,465
Cadence Design Systems Inc *	50,083	3,430
ChannelAdvisor Corp *	3,594	31
Ciena Corp *	24,385	998
Cirrus Logic Inc *	4,231	227
Cisco Systems Inc	242,451	11,349
Citrix Systems Inc	46,821	4,353
Cognizant Technology Solutions Corp, Cl A	35,578	2,184
CommVault Systems Inc *	3,475	151
CSG Systems International Inc	8,787	473
Dell Technologies Inc, Cl C *	16,346	842
Digital Turbine Inc *	12,113	92
Diodes Inc *	6,078	222
Dolby Laboratories Inc, Cl A	16,126	993
EVERTEC Inc	9,357	326
Fiserv Inc *	17,233	1,843
Fortinet Inc *	20,973	1,661
Hewlett Packard Enterprise Co	64,936	897
HP Inc	295,525	5,405
Insight Enterprises Inc *	5,271	253

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Intel Corp	105,681	$5,010
International Business Machines Corp	65,277	8,847
Intuit Inc	16,433	4,739
Itron Inc *	3,025	210
j2 Global Inc *	4,101	347
Jabil Inc	39,634	1,142
Jack Henry & Associates Inc	6,989	1,013
Juniper Networks Inc	39,987	926
Keysight Technologies Inc *	19,094	1,850
KLA Corp	5,693	842
Lam Research Corp	12,417	2,614
Lattice Semiconductor Corp *	17,724	349
Mastercard Inc, Cl A	13,090	3,683
MAXIMUS Inc	2,648	204
Micron Technology Inc *	89,164	4,037
Microsoft Corp	221,078	30,478
MobileIron Inc *	11,178	77
Monotype Imaging Holdings Inc *	6,375	126
Motorola Solutions Inc	10,203	1,846
Nanometrics Inc *	3,506	96
Napco Security Technologies Inc *	1,821	63
National Instruments Corp	2,578	108
NetApp Inc	46,029	2,212
NIC Inc	12,495	260
Oracle Corp	217,786	11,338
OSI Systems Inc *	2,617	275
PayPal Holdings Inc *	28,617	3,121
Perficient Inc *	5,030	185
Photronics Inc *	12,339	133
QUALCOMM Inc	11,874	923
SPS Commerce Inc *	5,192	262
Sykes Enterprises Inc *	8,005	232
Symantec Corp	11,089	258
Tech Data Corp *	14,960	1,387
Telenav Inc *	4,936	56
Teradata Corp *	11,870	366
Teradyne Inc	36,539	1,936
Texas Instruments Inc	11,286	1,397
Unisys Corp *	13,472	88
Universal Display Corp	5,505	1,131
VeriSign Inc *	17,529	3,573
Verra Mobility Corp, Cl A *	15,421	215
Viavi Solutions Inc *	17,211	239
Visa Inc, Cl A	43,005	7,776
Vishay Intertechnology Inc	30,692	486
VMware Inc, Cl A *	11,630	1,645
Western Union Co/The	128,968	2,853
Xerox Holdings Corp	75,272	2,182
Xilinx Inc	28,526	2,968
Zebra Technologies Corp, Cl A *	1,116	229
		183,570

Materials — 2.4%
Air Products & Chemicals Inc	2,618	591
Avery Dennison Corp	8,114	938
Axalta Coating Systems Ltd *	13,899	401
Ball Corp	25,415	2,044
Cleveland-Cliffs Inc	3,981	32
Domtar Corp	15,306	504
Ecolab Inc	7,585	1,565
FMC Corp	595	51
Graphic Packaging Holding Co	30,721	424
Innospec Inc	3,779	314
Intrepid Potash Inc *	13,164	39
Linde PLC	12,952	2,447
Louisiana-Pacific Corp	33,251	799
LyondellBasell Industries NV, Cl A	46,076	3,565
Materion Corp	706	42
Nucor Corp	39,048	1,913

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PPG Industries Inc	11,157	$1,236
Scotts Miracle-Gro Co/The, Cl A	2,184	232
Silgan Holdings Inc	7,075	211
Sonoco Products Co	9,004	515
Stepan Co	5,428	518
Warrior Met Coal Inc	17,126	358
WR Grace & Co	2,345	159
		18,898

Real Estate — 3.3%
Americold Realty Trust ‡	9,881	360
Brandywine Realty Trust ‡	17,571	252
CareTrust REIT Inc ‡	12,499	297
CBRE Group Inc, Cl A *	2,572	134
CorEnergy Infrastructure Trust Inc ‡	3,200	144
Cushman & Wakefield PLC *	7,057	119
Duke Realty Corp	12,495	416
EastGroup Properties Inc ‡	5,463	680
Equity Commonwealth *‡	46,205	1,555
Essential Properties Realty Trust Inc ‡	5,532	126
First Industrial Realty Trust Inc ‡	21,523	838
Four Corners Property Trust Inc ‡	5,779	165
Healthcare Trust of America Inc, Cl A ‡	5,779	164
Hospitality Properties Trust ‡	10,504	254
Invitation Homes Inc ‡	66,287	1,906
Liberty Property Trust ‡	7,341	383
Medical Properties Trust Inc ‡	97,971	1,821
Mid-America Apartment Communities Inc	2,148	272
NorthStar Realty Europe Corp ‡	6,898	117
Paramount Group Inc ‡	49,488	652
Park Hotels & Resorts Inc ‡	51,661	1,217
Piedmont Office Realty Trust Inc, Cl A ‡	14,917	294
Prologis Inc	64,265	5,374
PS Business Parks Inc ‡	1,252	225
Public Storage	354	94
Realty Income Corp	1,836	136
RMR Group Inc/The, Cl A	2,421	113
SBA Communications Corp, Cl A	4,277	1,122
SL Green Realty Corp	1,953	157
Spirit Realty Capital Inc ‡	6,794	326
UDR Inc	3,028	146
Ventas Inc	12,263	900
VEREIT Inc ‡	407,061	3,969
Weingarten Realty Investors ‡	456	12
Welltower Inc	11,369	1,018
Weyerhaeuser Co	7,810	205
		25,963

Utilities — 1.6%
AES Corp/VA	102,628	1,573
CenterPoint Energy Inc	55,957	1,549
Exelon Corp	128,879	6,091
National Fuel Gas Co	4,607	215
OGE Energy Corp	22,316	957
Portland General Electric Co	18,626	1,060
UGI Corp	16,986	827
		12,272
Total Common Stock (Cost $712,864) ($ Thousands)		774,994

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl F
1.970%**†	3,426,247	3,426
Total Cash Equivalent (Cost $3,426) ($ Thousands)		3,426
Total Investments in Securities — 99.5% (Cost $716,290) ($ Thousands)		$778,420

A list of the open futures contracts held by the Fund at August 31, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	24	Sep-2019	$3,458	$3,509	$51

Percentages are based on Net Assets of $782,472 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of August 31, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.

Cl — Class

PLC — Public Limited Company

REIT — Real Estate investment Trust

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of August 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$774,994	$–	$–	$774,994
Cash Equivalent	3,426	–	–	3,426

Total Investments in Securities	$778,420	$–	$–	$778,420

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$51	$–	$–	$51

Total Other Financial Instruments	$51	$–	$–	$51

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is summary of the transactions with affiliates for the period ended August 31, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$24,467	$134,710	$(155,751)	$—	$—	$3,426	3,426,247	$29	$—

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%

Communication Services — 9.2%
AT&T Inc	489,800	$17,270
BCE Inc	86,000	4,077
Cable One Inc	4,851	6,295
CBS Corp, Cl B	15,261	642
China Mobile Ltd ADR	87,300	3,606
Cinemark Holdings Inc	154,827	5,908
Cogeco Communications Inc	13,400	1,055
Comcast Corp, Cl A	287,600	12,729
Emerald Expositions Events Inc	26,260	251
Fluent Inc *	41,724	124
IAC/InterActiveCorp *	9,438	2,403
IDT Corp, Cl B *	6,886	61
John Wiley & Sons Inc, Cl A	6,787	302
Liberty Latin America Ltd, Cl A *	6,038	99
Madison Square Garden Co/The, Cl A *	15,518	3,916
MSG Networks Inc *	22,623	371
Nippon Telegraph & Telephone Corp ADR	86,900	4,165
NTT DOCOMO Inc ADR	146,600	3,705
Omnicom Group Inc	144,865	11,019
SK Telecom Co Ltd ADR	172,800	3,784
Tribune Media Co, Cl A	1,871	87
Verizon Communications Inc	457,472	26,607
Walt Disney Co/The	42,750	5,868
		114,344

Consumer Discretionary — 6.8%
1-800-Flowers.com Inc, Cl A *	2,064	30
Aaron’s Inc	5,312	341
AutoZone Inc *	12,200	13,441
Barnes & Noble Education Inc *	9,025	35
Booking Holdings Inc *	1,957	3,848
Bright Horizons Family Solutions Inc *	8,572	1,415
Brinker International Inc	99,200	3,770
Callaway Golf Co	6,379	113
Canadian Tire Corp Ltd, Cl A	51,400	5,202
Cavco Industries Inc *	1,199	220
Cheesecake Factory Inc/The	16,870	641
Churchill Downs Inc	4,567	563
Chuy’s Holdings Inc *	2,344	59
Collectors Universe Inc	3,932	102
Cracker Barrel Old Country Store Inc	5,390	891
Crocs Inc *	12,007	268
Del Taco Restaurants Inc *	15,961	178
eBay Inc	94,011	3,788
Ford Motor Co	642,400	5,891
Fox Factory Holding Corp *	4,273	308
Graham Holdings Co, Cl B	1,498	1,055
Grand Canyon Education Inc *	1,763	221
H&R Block Inc	153,678	3,722
K12 Inc *	7,976	210
Kohl’s Corp	74,400	3,516
MasterCraft Boat Holdings Inc *	2,234	34
NVR Inc *	440	1,584
PetMed Express Inc	16,142	255
Regis Corp *	2,719	44
Ruth’s Hospitality Group Inc	8,575	167
Six Flags Entertainment Corp	20,451	1,210
Target Corp	227,200	24,319
Texas Roadhouse Inc, Cl A	2,218	114

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Toyota Motor Corp ADR	20,000	$2,613
Tupperware Brands Corp	14,205	185
Ulta Beauty Inc *	14,254	3,389
Wingstop Inc	3,288	329
		84,071

Consumer Staples — 12.2%
Altria Group Inc	277,063	12,119
Boston Beer Co Inc/The, Cl A *	460	202
Calavo Growers Inc	6,242	553
Cal-Maine Foods Inc	15,889	644
Clorox Co/The	30,988	4,901
Coca-Cola Co/The	149,509	8,229
Colgate-Palmolive Co	4,678	347
Costco Wholesale Corp	17,047	5,025
Craft Brew Alliance Inc *	1,281	13
Flowers Foods Inc	114,300	2,606
Freshpet Inc *	7,068	347
General Mills Inc	42,491	2,286
Hershey Co/The	45,924	7,278
Hostess Brands Inc, Cl A *	28,891	405
Ingredion Inc	46,100	3,562
J&J Snack Foods Corp	3,485	673
JM Smucker Co/The	116,123	12,211
John B Sanfilippo & Son Inc	1,360	126
Kellogg Co	72,400	4,547
Kimberly-Clark Corp	42,800	6,040
Kroger Co/The	418,000	9,898
Lamb Weston Holdings Inc	66,221	4,661
Lancaster Colony Corp	6,499	948
MGP Ingredients Inc	5,103	246
PepsiCo Inc	51,146	6,993
Performance Food Group Co *	16,083	753
Philip Morris International Inc	55,055	3,969
Procter & Gamble Co/The	11,734	1,411
Simply Good Foods Co/The *	2,845	84
Sysco Corp	57,531	4,276
Tootsie Roll Industries Inc	7,500	275
Tyson Foods Inc, Cl A	214,504	19,957
Universal Corp/VA	8,471	424
Walgreens Boots Alliance Inc	155,800	7,975
Walmart Inc	147,100	16,808
		150,792

Energy — 2.4%
Arch Coal Inc	4,051	310
Baker Hughes a GE Co, Cl A	23,857	518
Cactus Inc, Cl A *	9,166	233
Chevron Corp	69,100	8,134
Exxon Mobil Corp	77,900	5,335
NACCO Industries Inc, Cl A	1,599	80
Par Pacific Holdings Inc *	30,727	668
Phillips 66	85,200	8,403
REX American Resources Corp *	1,363	94
Valero Energy Corp	82,400	6,203
		29,978

Financials — 15.7%
ACNB Corp	799	27
Aflac Inc	322,800	16,198
AG Mortgage Investment Trust Inc ‡	1,368	20
Allstate Corp/The	167,700	17,171
American Financial Group Inc/OH	124,601	12,581
American National Insurance Co	13,130	1,498
Annaly Capital Management Inc ‡	1,421,257	11,796
Apollo Commercial Real Estate Finance Inc	258,351	4,792
Arch Capital Group Ltd *	80,646	3,185
Ares Commercial Real Estate Corp	11,694	175

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ARMOUR Residential REIT Inc ‡	25,283	$415
Assured Guaranty Ltd	99,900	4,251
B. Riley Financial Inc	4,019	85
Bank of Hawaii Corp	4,551	376
Bank of NT Butterfield & Son Ltd/The	23,861	658
Baycom Corp *	2,265	50
BB&T Corp	51,900	2,473
BCB Bancorp Inc	6,000	74
Berkshire Hathaway Inc, Cl B *	96,300	19,588
Blackstone Mortgage Trust Inc, Cl A ‡	21,410	745
Brown & Brown Inc	17,423	643
Canadian Imperial Bank of Commerce	50,500	3,919
Cannae Holdings Inc *	1,654	46
Capitol Federal Financial Inc	21,608	291
Cboe Global Markets Inc	56,002	6,673
Century Bancorp Inc/MA, Cl A	1,445	117
Civista Bancshares Inc	3,060	62
CME Group Inc, Cl A	36,332	7,895
CNA Financial Corp	72,000	3,393
Community Bankers Trust Corp	12,396	96
Community Financial Corp/The	121	4
Crawford & Co, Cl A	2,380	23
Dynex Capital Inc	8,402	119
Employers Holdings Inc	1,991	86
Essent Group Ltd	16,657	808
Exantas Capital Corp ‡	9,860	111
FactSet Research Systems Inc	5,014	1,364
FBL Financial Group Inc, Cl A	1,362	74
FGL Holdings	19,878	159
First Bancshares Inc/The	986	31
First Business Financial Services Inc	1,975	45
Global Indemnity Ltd	1,265	33
Granite Point Mortgage Trust Inc	15,421	282
Hanover Insurance Group Inc/The	3,037	404
Hartford Financial Services Group Inc/The	104,800	6,108
HomeTrust Bancshares Inc	4,794	121
Houlihan Lokey Inc, Cl A	7,822	346
Invesco Mortgage Capital Inc	6,836	103
Investar Holding Corp	568	13
Janus Henderson Group PLC	33,894	648
JPMorgan Chase & Co	37,900	4,164
Kinsale Capital Group Inc	1,519	149
Loblaw Cos Ltd	76,100	4,173
Malvern Bancorp Inc *	301	6
MarketAxess Holdings Inc	14,708	5,848
Mercury General Corp	11,902	637
MFA Financial Inc ‡	505,099	3,622
Moelis & Co, Cl A	10,296	345
Morningstar Inc	9,883	1,597
National Bank of Canada	73,600	3,463
National General Holdings Corp	9,924	234
Nicolet Bankshares Inc *	4,126	261
Northeast Bank	12,337	259
Old Line Bancshares Inc	10,151	268
Old Second Bancorp Inc	4,746	56
Orrstown Financial Services Inc	7,677	164
Parke Bancorp Inc	3,058	70
PCSB Financial Corp	13,753	271
Peoples Bancorp of North Carolina Inc	429	12
PNC Financial Services Group Inc/The	9,902	1,277
Popular Inc	10,251	539
Progressive Corp/The	44,949	3,407
Ready Capital Corp	17,951	264
Reinsurance Group of America Inc, Cl A	28,600	4,404
Riverview Bancorp Inc	3,807	27
Safety Insurance Group Inc	5,732	553
Southern National Bancorp of Virginia Inc	9,148	134
Starwood Property Trust Inc ‡	320,532	7,510
Stock Yards Bancorp Inc	1,481	54

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TFS Financial Corp	6,993	$122
Third Point Reinsurance Ltd *	42,364	399
Timberland Bancorp Inc/WA	9,702	248
Toronto-Dominion Bank/The	75,600	4,108
TPG RE Finance Trust Inc	24,895	483
Travelers Cos Inc/The	38,400	5,643
United Security Bancshares/Fresno CA	569	6
Unity Bancorp Inc	3,935	77
US Bancorp	137,200	7,229
Veritex Holdings Inc	20,054	473
Virtu Financial Inc, Cl A	30,054	565
Waterstone Financial Inc	2,139	35
WR Berkley Corp	13,889	990
		194,321
Health Care — 9.9%
AbbVie Inc	71,100	4,674
Amgen Inc	30,300	6,321
Amphastar Pharmaceuticals Inc *	12,377	278
Anika Therapeutics Inc *	8,652	491
Anthem Inc	2,646	692
Bio-Rad Laboratories Inc, Cl A *	13,390	4,522
CareDx Inc *	3,479	79
Chemed Corp	1,419	609
Computer Programs & Systems Inc	1,184	25
Dova Pharmaceuticals Inc *	4,324	65
Eli Lilly & Co	141,000	15,929
Emergent BioSolutions Inc *	3,739	164
Enzo Biochem Inc *	22,169	72
Gilead Sciences Inc	92,000	5,846
Haemonetics Corp *	4,913	656
HCA Healthcare Inc	62,100	7,464
Johnson & Johnson	179,700	23,066
LeMaitre Vascular Inc	15,123	479
Merck & Co Inc	281,400	24,333
Myriad Genetics Inc *	8,153	192
Pfizer Inc	647,500	23,019
Phibro Animal Health Corp, Cl A	13,661	282
Prestige Consumer Healthcare Inc *	8,186	261
Tactile Systems Technology Inc *	3,756	189
US Physical Therapy Inc	1,378	184
Veracyte Inc *	1,080	29
West Pharmaceutical Services Inc	16,614	2,417
Zynex Inc	12,568	112
		122,450

Industrials — 9.5%
Allison Transmission Holdings Inc, Cl A	179,500	7,975
BWX Technologies Inc	58,928	3,488
Carlisle Cos Inc	17,659	2,560
Curtiss-Wright Corp	14,227	1,745
Eaton Corp PLC	88,900	7,176
Expeditors International of Washington Inc	21,597	1,536
FedEx Corp	10,400	1,650
Forrester Research Inc	2,078	72
General Dynamics Corp	1,605	307
Heidrick & Struggles International Inc	2,040	54
Honeywell International Inc	13,005	2,141
Huntington Ingalls Industries Inc	38,084	7,960
Lawson Products Inc/DE *	998	36
Lockheed Martin Corp	15,898	6,107
Luxfer Holdings PLC	9,856	155
MSC Industrial Direct Co Inc, Cl A	4,459	301
National Presto Industries Inc	4,186	359
Omega Flex Inc	926	78
Raytheon Co	77,124	14,293
Republic Services Inc, Cl A	245,547	21,915
Schneider National Inc, Cl B	33	1
SP Plus Corp *	727	25
Toro Co/The	56,493	4,068

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Technologies Corp	76,600	$9,976
Vectrus Inc *	10,467	423
Waste Management Inc	189,928	22,668
		117,069

Information Technology — 14.5%
Amdocs Ltd	359,891	23,299
Apple Inc	43,300	9,038
Automatic Data Processing Inc	31,430	5,338
Booz Allen Hamilton Holding Corp, Cl A	92,526	6,987
Canon Inc ADR	94,900	2,458
CDK Global Inc	79,188	3,418
CDW Corp/DE	9,823	1,135
Cisco Systems Inc	419,500	19,637
Citrix Systems Inc	32,899	3,059
Corning Inc	138,500	3,857
CSG Systems International Inc	108,472	5,844
Diodes Inc *	3,981	146
Dolby Laboratories Inc, Cl A	3,011	185
Ebix Inc	10,245	363
F5 Networks Inc *	35,600	4,583
FLIR Systems Inc	28,064	1,383
Genpact Ltd	128,150	5,249
Intel Corp	452,000	21,429
International Business Machines Corp	89,200	12,089
Jack Henry & Associates Inc	3,312	480
ManTech International Corp/VA, Cl A	5,029	353
Maxim Integrated Products Inc	23,416	1,277
Motorola Solutions Inc	76,252	13,795
MTS Systems Corp	3,567	203
National Instruments Corp	99,522	4,180
NVE Corp	1,291	83
Oracle Corp	240,400	12,515
Paychex Inc	84,526	6,906
Perspecta Inc	2,150	56
PRGX Global Inc *	3,016	16
Science Applications International Corp	8,377	737
SecureWorks Corp, Cl A *	8,257	100
SPS Commerce Inc *	3,248	164
Sykes Enterprises Inc *	4,403	128
TTEC Holdings Inc	3,563	167
Viavi Solutions Inc *	2,306	32
Western Union Co/The	372,900	8,249
		178,938

Materials — 2.9%
AptarGroup Inc	3,105	380
Ardagh Group SA, Cl A	11,076	185
Eastman Chemical Co	62,390	4,078
Ecolab Inc	12,614	2,602
Gold Resource Corp	96,890	330
Hawkins Inc	2,052	91
Materion Corp	2,217	130
NewMarket Corp	697	331
Newmont Goldcorp Corp	103,508	4,129
Reliance Steel & Aluminum Co	7,493	729
Royal Gold Inc	44,681	5,960
Scotts Miracle-Gro Co/The, Cl A	1,551	165
Sealed Air Corp	120,900	4,814
Silgan Holdings Inc	106,000	3,155
Sonoco Products Co	157,986	9,037
Valvoline Inc	11,330	256
		36,372

Real Estate — 4.0%
American Tower Corp, Cl A	17,309	3,984
Apple Hospitality REIT Inc ‡	241,633	3,849
CareTrust REIT Inc ‡	19,576	466
CoreCivic Inc ‡	28,880	490
Gaming and Leisure Properties Inc ‡	154,200	6,032

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
GEO Group Inc/The ‡	13,683	$235
Gladstone Commercial Corp ‡	4,868	110
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	9,055	250
Mack-Cali Realty Corp ‡	17,301	353
Maui Land & Pineapple Co Inc *	1,950	21
National Health Investors Inc ‡	53,702	4,455
NexPoint Residential Trust Inc ‡	544	25
Omega Healthcare Investors Inc ‡	140,100	5,699
One Liberty Properties Inc ‡	2,218	59
Piedmont Office Realty Trust Inc, Cl A ‡	226,600	4,473
PS Business Parks Inc ‡	6,754	1,213
Retail Properties of America Inc, Cl A ‡	248,400	2,822
RMR Group Inc/The, Cl A	2,409	112
St Joe Co/The *	68	1
Terreno Realty Corp ‡	22,599	1,143
VEREIT Inc ‡	825,700	8,051
VICI Properties Inc ‡	248,988	5,518
		49,361

Utilities — 10.7%
ALLETE Inc	8,574	735
Ameren Corp	105,960	8,175
American Electric Power Co Inc	123,938	11,297
Atlantic Power Corp *	66,836	153
Avista Corp	12,213	573
CenterPoint Energy Inc	91,147	2,524
Chesapeake Utilities Corp	7,671	725
CMS Energy Corp	92,263	5,817
Consolidated Edison Inc	13,715	1,219
Dominion Energy Inc	3,364	261
DTE Energy Co	107,366	13,921
Edison International	118,100	8,535
Entergy Corp	137,900	15,561
Exelon Corp	426,200	20,142
FirstEnergy Corp	98,200	4,517
Hawaiian Electric Industries Inc	77,367	3,435
IDACORP Inc	8,567	941
MGE Energy Inc	11,012	835
New Jersey Resources Corp	572	26
NextEra Energy Inc	26,002	5,696
Northwest Natural Holding Co	14,597	1,042
NorthWestern Corp	10,130	734
ONE Gas Inc	7,933	727
Pinnacle West Capital Corp	80,600	7,682
PNM Resources Inc	12,663	646
Portland General Electric Co	141,792	8,066
PPL Corp	38,577	1,140
Public Service Enterprise Group Inc	70,900	4,287
Southwest Gas Holdings Inc	7,482	683
Spire Inc	10,622	902
Unitil Corp	13,129	793
		131,790
Total Common Stock (Cost $966,957) ($ Thousands)		1,209,486

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Cl F
1.970%**†	24,822,283	24,822
Total Cash Equivalent (Cost $24,822) ($ Thousands)		24,822

Total Investments in Securities — 99.8% (Cost $991,779) ($ Thousands)		$1,234,308

A list of the open futures contracts held by the Fund at August 31, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
S&P 500 Index E-MINI	87	Sep-2019	$12,713	$12,723	$10

Percentages are based on Net Assets of $1,236,995 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of August 31, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate investment Trust

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of August 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,209,486	$–	$–	$1,209,486
Cash Equivalent	24,822	–	–	24,822

Total Investments in Securities	$1,234,308	$–	$–	$1,234,308

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$10	$–	$–	$10

Total Other Financial Instruments	$10	$–	$–	$10

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is summary of the transactions with affiliates for the period ended August 31, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2019	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$9,926	$56,254	$(41,358)	$–	$–	$24,822	24,822,283	$142	$–

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.2%

Australia — 3.0%
AGL Energy Ltd	605,003	$7,728
Alkane Resources Ltd *	116,713	32
Aurizon Holdings Ltd	654,778	2,607
AusNet Services	147,846	179
Boral Ltd	291,452	835
Coca-Cola Amatil Ltd	1,105,421	8,096
Cochlear Ltd	31,023	4,557
Computershare Ltd	323,343	3,351
Crown Resorts Ltd	154,973	1,254
CSL Ltd	35,901	5,826
Flight Centre Travel Group Ltd	5,190	163
Harvey Norman Holdings Ltd	322,446	951
Mirvac Group ‡	2,693,100	5,788
Newcrest Mining Ltd	401,693	10,014
Orica Ltd	2	–
QBE Insurance Group Ltd	90,825	767
Regis Resources Ltd	191,805	664
Rio Tinto Ltd	141,281	8,337
South32 Ltd	843,083	1,500
Stockland ‡	2,056,500	6,263
Tabcorp Holdings Ltd	412,420	1,309
Telstra Corp Ltd	2,363,698	5,924
Wesfarmers Ltd	86,176	2,270
Woolworths Group Ltd	7,288	185
		78,600

Austria — 0.2%
Agrana Beteiligungs AG	12,840	226
Erste Group Bank AG	7,926	256
Flughafen Wien AG	4,508	185
Oberbank AG	175	18
Oesterreichische Post AG	98,721	3,522
Telekom Austria AG, Cl A	38,558	296
Verbund AG, Cl A	17,700	1,056
Vienna Insurance Group AG Wiener Versicherung Gruppe	11,969	295
		5,854

Belgium — 0.5%
Ageas	186,638	10,009
Colruyt SA	44,027	2,258
Proximus SADP	37,879	1,122
Telenet Group Holding NV	1,378	69
UCB SA	5,331	399
		13,857

Bermuda — 0.0%
Arch Capital Group Ltd *	7,068	279

Canada — 5.8%
Alacer Gold Corp *	15,700	69
Argonaut Gold Inc *	40,700	75
Atco Ltd/Canada, Cl I	35,985	1,289
B2Gold Corp *	458,284	1,649
Bank of Montreal	156,393	10,741
Bank of Nova Scotia/The	106,000	5,648
BCE Inc	77,100	3,655
Canadian Imperial Bank of Commerce	37,629	2,920
Canadian Tire Corp Ltd, Cl A	59,100	5,981
Canadian Utilities Ltd, Cl A	79,155	2,290

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Centerra Gold Inc *	243,000	$2,215
CGI Inc, Cl A *	56,700	4,456
Constellation Software Inc/Canada	5,127	5,003
Detour Gold Corp *	162,879	2,923
Dundee Precious Metals Inc *	128,800	509
Emera Inc	60,154	2,611
Empire Co Ltd, Cl A	45,257	1,251
Fairfax Financial Holdings Ltd	8,300	3,706
First Capital Realty Inc ‡	20,800	347
George Weston Ltd	53,626	4,365
Gran Colombia Gold Corp *	18,400	77
Great-West Lifeco Inc	25,400	542
Guyana Goldfields Inc *	45,200	38
H&R Real Estate Investment Trust ‡	69,694	1,187
Hydro One Ltd (A)	48,600	903
Kinross Gold Corp *	346,500	1,726
Kirkland Lake Gold Ltd	149,900	7,303
Loblaw Cos Ltd	194,800	10,683
Lululemon Athletica Inc *	23,796	4,394
Metro Inc/CN, Cl A	21,200	901
National Bank of Canada	109,094	5,133
OceanaGold Corp	438,503	1,053
Open Text Corp	27,900	1,094
Osisko Gold Royalties Ltd	187,607	2,395
Power Corp of Canada	76,300	1,612
Power Financial Corp	54,300	1,160
Quebecor Inc, Cl B	67,800	1,530
RioCan Real Estate Investment Trust ‡	94,473	1,883
Rogers Communications Inc, Cl B	274,196	13,600
Roxgold Inc *	50,400	50
Royal Bank of Canada	51,500	3,859
SEMAFO Inc *	157,366	586
SmartCentres Real Estate Investment Trust ‡	8,900	212
SSR Mining Inc *	27,476	452
TELUS Corp	319,201	11,586
Teranga Gold Corp *	20,900	85
Torex Gold Resources Inc *	83,786	1,348
Toronto-Dominion Bank/The	234,281	12,730
		149,825

Denmark — 0.4%
Carlsberg A/S, Cl B	66,423	9,825
Matas A/S	16,753	133
		9,958

Finland — 0.1%
Aktia Bank Oyj	2,298	21
Aspo Oyj	27	–
Fortum Oyj	64,789	1,428
Olvi Oyj, Cl A	1,886	74
Orion Oyj, Cl B	46,662	1,735
		3,258

France — 1.8%
AXA SA	53,842	1,237
BNP Paribas SA	2,920	132
Boiron SA	171	7
Cie des Alpes	2,525	69
Dassault Aviation SA	1,678	2,391
Engie SA	252,783	3,849
Eutelsat Communications SA	146,492	2,552
Fountaine Pajot SA	345	37
Sanofi	147,100	12,655
Societe BIC SA	61,953	3,964
TOTAL SA	244,300	12,211
Veolia Environnement SA	290,030	6,947
		46,051

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Germany — 1.7%
adidas AG	22,238	$6,605
Allianz SE	26,895	5,938
Bayerische Motoren Werke AG	45,600	3,054
Carl Zeiss Meditec AG	8,004	925
Deutsche Lufthansa AG	130,220	2,005
Deutsche Telekom AG	283,791	4,743
Evonik Industries AG	163,800	4,181
McKesson Europe AG	1,563	45
METRO AG	149,542	2,319
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	37,285	8,947
MVV Energie AG	1,870	52
Puma SE	20,997	1,597
RHOEN-KLINIKUM AG	32,311	800
RTL Group SA	21,720	1,014
Talanx AG	60,400	2,506
Wuestenrot & Wuerttembergische AG	14,918	294
		45,025

Hong Kong — 2.3%
ASM Pacific Technology Ltd	89,800	1,030
Chevalier International Holdings Ltd	14,000	20
Chinney Investments Ltd	88,000	28
CK Hutchison Holdings Ltd	314,500	2,741
CK Infrastructure Holdings Ltd	472,425	3,187
CLP Holdings Ltd	1,093,691	11,271
Fountain SET Holdings Ltd	386,000	59
Hang Seng Bank Ltd	76,711	1,602
HK Electric Investments & HK Electric Investments Ltd	1,795,021	1,720
HKT Trust & HKT Ltd	3,677,686	5,754
Hong Kong & China Gas Co Ltd	1,509,200	2,916
Hysan Development Co Ltd	75,684	307
Kerry Properties Ltd	1,389,500	4,691
Langham Hospitality Investments and Langham Hospitality Investments Ltd	450,500	133
Link REIT ‡	561,038	6,301
MTR Corp Ltd	732,843	4,246
Paliburg Holdings Ltd	104,000	35
PCCW Ltd	1,668,542	905
Power Assets Holdings Ltd	266,587	1,776
Regal Hotels International Holdings Ltd	98,000	53
Sun Hung Kai Properties Ltd	239,000	3,389
Sunlight Real Estate Investment Trust ‡	4,943	3
Swire Pacific Ltd, Cl A	120,121	1,177
Techtronic Industries Co Ltd	301,000	2,082
Vitasoy International Holdings Ltd	194,000	904
Wing Tai Properties	18,000	11
Yue Yuen Industrial Holdings Ltd	990,500	2,535
		58,876

Ireland — 0.4%
Globe Life Inc	92,885	8,291
Jazz Pharmaceuticals PLC *	11,417	1,463
		9,754

Israel — 1.0%
Bank Hapoalim BM	57,073	419
Bank Leumi Le-Israel BM	1,313,081	8,959
Dor Alon Energy in Israel 1988 Ltd	3,059	55
Malam - Team Ltd	731	118
Mediterranean Towers Ltd	12,067	31
Mizrahi Tefahot Bank Ltd	519,081	11,991
Nice Ltd *	1,048	160
Paz Oil Co Ltd	4,795	637
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	13,597	712

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Shufersal Ltd	245,502	$1,662
Strauss Group Ltd	34,839	1,034
		25,778

Italy — 0.7%
A2A SpA	718,146	1,265
ACEA SpA	4,161	81
Assicurazioni Generali SpA	168,724	3,060
Enel SpA	1,174,506	8,529
Hera SpA	692,174	2,765
Iren SpA	885,046	2,407
Orsero SpA	7,800	63
		18,170

Japan — 9.6%
ABC-Mart Inc	30,500	1,951
Aeon Hokkaido Corp	18,800	128
AEON REIT Investment Corp ‡	161	211
Ahjikan Co Ltd	5,308	36
Aisin Seiki Co Ltd	103,200	3,063
Ajinomoto Co Inc	43,000	785
Alpen Co Ltd	19,700	287
Aohata Corp	3,000	66
Aozora Bank Ltd	85,300	1,973
Araya Industrial Co Ltd	3,800	47
Astellas Pharma Inc	925,100	12,829
Atsugi Co Ltd	21,950	170
Bandai Namco Holdings Inc	14,800	871
Biofermin Pharmaceutical Co Ltd	1,300	26
Can Do Co Ltd	20,916	318
Canon Inc	339,500	8,831
C’BON COSMETICS Co Ltd	3,200	70
Central Japan Railway Co	800	158
Choushimaru Co Ltd	14,500	168
Chubu Electric Power Co Inc	133,200	1,966
Chugoku Electric Power Co Inc/The	164,508	2,103
Chukyo Bank Ltd/The	371	8
Coco’s Japan Co Ltd	2,600	31
Create Medic Co Ltd	3,300	28
Daiichikosho Co Ltd	1,000	45
Daiohs Corp	2,700	36
Daiwa Office Investment Corp ‡	51	398
DCM Holdings Co Ltd	83,500	829
DyDo Group Holdings Inc	16,496	674
Ebara Foods Industry Inc	1,700	33
EDION Corp	4,100	39
ESTELLE Holdings Co Ltd	6,000	35
Frontier Real Estate Investment Corp ‡	179	772
FUJIFILM Holdings Corp	104,800	4,491
Fujiya Co Ltd	9,400	175
Fukuoka Financial Group Inc	8,500	146
Fukuoka REIT Corp ‡	160	269
Gourmet Kineya Co Ltd	8,000	88
Hakudo Co Ltd	7,100	87
Hitachi Ltd	525	18
Hokkaido Electric Power Co Inc	12,400	63
Hoya Corp	44,972	3,664
Industrial & Infrastructure Fund Investment Corp ‡	323	455
ITOCHU Corp	335,100	6,688
Itochu-Shokuhin Co Ltd	953	37
Japan Airlines Co Ltd	217,500	6,801
Japan Excellent Inc ‡	361	569
Japan Logistics Fund Inc ‡	295	750
Japan Post Bank Co Ltd	236,500	2,157
Japan Post Holdings Co Ltd	1,140,500	10,379

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Japan Prime Realty Investment Corp, Cl A ‡	248	$1,133
Japan Real Estate Investment Corp, Cl A ‡	137	912
Japan Rental Housing Investments Inc ‡	416	385
Japan Retail Fund Investment Corp, Cl A ‡	420	841
Japan Tobacco Inc	431,200	9,142
J-Oil Mills Inc	700	26
JXTG Holdings	1,100,600	4,553
Kadoya Sesame Mills Inc	880	29
Kakaku.com Inc	45,000	1,128
Kakiyasu Honten Co Ltd	8,835	172
Kato Sangyo Co Ltd	16,200	475
KDDI Corp	727,300	19,425
Keiyo Co Ltd	17,948	79
Kenedix Retail REIT Corp ‡	216	558
KFC Holdings Japan Ltd	10,173	208
King Jim Co Ltd	7,400	59
Kohnan Shoji Co Ltd	162,554	3,547
Konica Minolta Inc	143,500	1,022
Kuraray Co Ltd	165,400	1,889
Kurimoto Ltd	10,000	127
Kyokuyo Co Ltd	14,100	380
KYORIN Holdings Inc	24,100	403
Kyushu Electric Power Co Inc	115,900	1,145
Kyushu Railway Co	103,100	3,094
Marubeni Corp	335,000	2,140
Marudai Food Co Ltd	3,167	64
Matsuyafoods Holdings Co Ltd	2,630	94
McDonald’s Holdings Co Japan Ltd	15,100	709
Medipal Holdings Corp	78,800	1,676
MEIJI Holdings Co Ltd	5,100	355
Mitsubishi Estate Logistics REIT Investment Corp ‡	122	374
Mitsubishi Tanabe Pharma Corp	81,600	903
Mitsui & Co Ltd	82,700	1,296
Miyoshi Oil & Fat Co Ltd	10,700	109
Mizuho Financial Group Inc	9,805,100	14,290
Mochida Pharmaceutical Co Ltd	14,000	547
Mori Hills REIT Investment Corp ‡	145	225
Mori Trust Sogo Reit Inc ‡	522	942
Morozoff Ltd	700	31
MS&AD Insurance Group Holdings Inc	29,200	929
Nakayama Steel Works Ltd	16,600	69
Natori Co Ltd	1,800	26
Nichi-iko Pharmaceutical Co Ltd	2,300	25
Nihon Shokuhin Kako Co Ltd	1,168	16
Nippon Beet Sugar Manufacturing Co Ltd	3,000	50
Nippon Building Fund Inc, Cl A ‡	275	2,021
Nippon Express Co Ltd	6,486	335
Nippon Flour Mills Co Ltd	204,642	3,195
Nippon Prologis REIT Inc ‡	14	38
Nippon Telegraph & Telephone Corp	517,900	24,864
Nissan Motor Co Ltd	348,600	2,156
Nisshin Oillio Group Ltd/The	2,249	70
Nissui Pharmaceutical Co Ltd	8,900	98
NJS Co Ltd	3,200	47
Nomura Real Estate Master Fund Inc ‡	32	56
NTT DOCOMO Inc	482,742	12,198
Ohsho Food Service Corp	10,700	730
Okinawa Cellular Telephone Co	3,311	108
Okinawa Electric Power Co Inc/The	19,950	304
Ooedo Onsen Reit Investment Corp ‡	26	21
Ootoya Holdings Co Ltd	1,900	39
Oracle Corp Japan	34,354	2,961
Orix JREIT Inc ‡	75	158
OUG Holdings Inc	3,500	87

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Premier Investment Corp ‡	295	$414
Rhythm Watch Co Ltd	1,600	13
Ricoh Co Ltd	392,900	3,639
Sankyo Co Ltd	18,300	634
Sekisui Chemical Co Ltd	254,100	3,665
Senko Group Holdings Co Ltd	429,100	3,412
Seven & i Holdings Co Ltd	137,800	4,877
SG Holdings Co Ltd	79,300	2,124
Showa Sangyo Co Ltd	5,000	144
SKY Perfect JSAT Holdings Inc	387,500	1,559
Softbank Corp	226,900	3,186
SRS Holdings Co Ltd	17,400	169
Star Asia Investment Corp ‡	78	83
Starts Proceed Investment Corp ‡	59	108
Sumitomo Corp	75,100	1,127
Sumitomo Mitsui Financial Group Inc	30,700	1,008
Taiko Pharmaceutical Co Ltd	2,100	44
Takihyo Co Ltd	2,800	47
Teijin Ltd	327,300	5,890
Ten Allied Co Ltd *	6,400	26
Toho Holdings Co Ltd	20,900	500
Tohoku Electric Power Co Inc	101,900	1,020
Tokyo Electric Power Co Holdings Inc *	578,300	2,757
Tokyu Recreation Co Ltd	800	38
Tosei Reit Investment Corp ‡	64	78
Toyo Suisan Kaisha Ltd	21,200	864
Toyota Motor Corp	121,700	7,980
Tsukada Global Holdings Inc	4,400	24
Unicafe Inc	9,700	89
Vital KSK Holdings Inc	32,600	321
WDI Corp	1,600	26
XYMAX REIT Investment Corp ‡	88	111
Yamada Denki Co Ltd	248,100	1,169
Yamaguchi Financial Group Inc	365,000	2,321
Zaoh Co Ltd	2,000	26
		250,403

Netherlands — 0.7%
ABN AMRO Bank NV (A)	38,335	683
Coca-Cola European Partners PLC	1,340	76
ForFarmers NV	9,307	61
Koninklijke Ahold Delhaize NV	453,982	10,641
NN Group NV	154,162	5,171
Signify NV (A)	78,500	2,301
		18,933

New Zealand — 0.8%
a2 Milk Co Ltd *	29,561	269
Air New Zealand Ltd	153,989	278
Argosy Property Ltd	410,444	379
Arvida Group Ltd	13,141	11
Auckland International Airport Ltd	240,698	1,460
Chorus Ltd	49,675	158
Contact Energy Ltd	568,467	3,005
EBOS Group Ltd	3,011	45
Fisher & Paykel Healthcare Corp Ltd	363,625	3,819
Fletcher Building Ltd	136,786	383
Genesis Energy Ltd	465,814	1,011
Goodman Property Trust ‡	801,906	1,103
Infratil Ltd	25,128	72
Investore Property Ltd ‡	188	–
Kiwi Property Group Ltd ‡	996,730	1,025
Mainfreight Ltd	33,072	858
Mercury NZ Ltd	438,973	1,436
Meridian Energy Ltd	39,814	125
Metlifecare Ltd	53,290	146
Property for Industry Ltd ‡	86,066	128
Restaurant Brands New Zealand Ltd	123,125	788
Ryman Healthcare Ltd	66,697	548
Sanford Ltd/NZ	8,999	38

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Spark New Zealand Ltd	1,097,719	$3,060
Stride Property Group	152,747	225
Summerset Group Holdings Ltd	64,947	247
Trustpower Ltd	12,723	62
Vital Healthcare Property Trust ‡	18,286	30
		20,709

Norway — 0.8%
Mowi ASA	122,950	2,943
Orkla ASA	896,502	8,223
Sparebanken More	209	7
Telenor ASA	415,653	8,540
		19,713

Portugal — 0.0%
Novabase SGPS SA	8,381	27
REN - Redes Energeticas Nacionais SGPS SA	264,138	742
		769

Singapore — 1.8%
Ascendas Real Estate Investment Trust ‡	350,777	779
CapitaLand Commercial Trust ‡	1,486,748	2,283
CapitaLand Mall Trust ‡	3,949,100	7,544
ComfortDelGro Corp Ltd	1,411,419	2,493
Dairy Farm International Holdings Ltd	8,800	63
DBS Group Holdings Ltd	330,900	5,851
IREIT Global ‡	165,700	89
Jardine Matheson Holdings Ltd	3,700	201
Oversea-Chinese Banking Corp Ltd	704,300	5,407
SATS Ltd	284,200	984
Sheng Siong Group Ltd	1,484,874	1,263
Singapore Exchange Ltd	369,300	2,183
Singapore Press Holdings Ltd	463,308	665
Singapore Technologies Engineering Ltd	310,900	883
SPH REIT ‡	1,052,886	827
StarHub Ltd	92	–
Suntec Real Estate Investment Trust ‡	1,243,422	1,730
United Overseas Bank Ltd	616,700	11,096
Venture Corp Ltd	151,900	1,662
Yangzijiang Shipbuilding Holdings Ltd	1,720,600	1,129
		47,132

Spain — 0.5%
Aena SME SA (A)	4,937	892
Bankinter SA	2	–
Ebro Foods SA	65,800	1,373
Endesa SA	326,600	8,405
Iberdrola SA	197,077	2,030
		12,700

Sweden — 0.9%
Axfood AB	251,027	5,268
Electrolux AB, Cl B	93,600	2,095
ICA Gruppen AB	268,704	13,187
Industrivarden AB, Cl C	26,062	546
Swedish Match AB	76,589	3,007
		24,103

Switzerland — 4.1%
Allreal Holding AG	8,899	1,703
Basellandschaftliche Kantonalbank	38	35
BKW AG	9,657	630
Chocoladefabriken Lindt & Spruengli AG	411	3,941
Crealogix Holding AG	301	28
Emmi AG	527	427
Helvetia Holding AG	36,500	4,759

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Intershop Holding AG	291	$156
Investis Holding SA	813	59
Lastminute.com NV *	2,854	94
Nestle SA	84,416	9,470
Novartis AG	93,895	8,447
Orior AG	1,841	158
PSP Swiss Property AG	17,131	2,277
Roche Holding AG	121,734	33,292
Sonova Holding AG	15,640	3,631
Swiss Life Holding AG	22,608	10,723
Swiss Prime Site AG	10,699	1,065
Swiss Re AG	60,500	5,819
Swisscom AG	19,855	9,915
Tamedia AG	1,293	132
Valora Holding AG	3,198	902
Zurich Insurance Group AG	28,434	10,121
		107,784

United Kingdom — 4.0%
3i Group PLC	396,800	5,299
AEW UK REIT PLC ‡	4,703	5
AG Barr PLC	34,681	251
Amino Technologies PLC	28,544	41
Auto Trader Group PLC (A)	383,860	2,485
BAE Systems PLC	1,286,800	8,550
BP PLC	1,196,500	7,289
Britvic PLC	617,059	6,519
Centrica PLC	1,010,208	858
Diageo PLC	195,327	8,334
Direct Line Insurance Group PLC	959,800	3,309
Evraz PLC	193,298	1,168
GCP Student Living PLC ‡	15,146	30
GlaxoSmithKline PLC	841,500	17,541
Greggs PLC	24,620	634
Imperial Brands PLC	537,445	13,905
Kingfisher PLC	1,136,600	2,692
Legal & General Group PLC	373,706	999
Marks & Spencer Group PLC	1,097,652	2,570
National Express Group PLC	50,206	260
National Grid PLC	514,439	5,379
Next PLC	4,152	300
Royal Mail PLC	631,400	1,585
ScS Group PLC	12,552	36
Secure Income REIT Plc ‡	14,375	76
SSE PLC	176,232	2,470
Standard Life Aberdeen PLC	154,388	469
Standard Life Investment Property Income Trust Ltd ‡	158,723	169
Tate & Lyle PLC	849,751	7,445
Telecom Plus PLC	5,477	77
Unilever PLC	11,262	713
Wm Morrison Supermarkets PLC	1,018,300	2,264
		103,722

United States — 55.1%

Communication Services — 4.0%
Altice USA Inc, Cl A *	42,859	1,238
AT&T Inc	779,871	27,498
ATN International Inc	4,525	257
BCE Inc	248,624	11,765
Comcast Corp, Cl A	231,300	10,237
Discovery Inc, Cl A *	64,658	1,785
Interpublic Group of Cos Inc/The	14,532	289
John Wiley & Sons Inc, Cl A	40,844	1,818
Liberty Media Corp-Liberty Braves, Cl C *	8,623	237

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marcus Corp/The	15,386	$516
MSG Networks Inc *	24,399	400
New Media Investment Group Inc	97,357	855
News Corp, Cl A	219,463	3,018
Omnicom Group Inc	24,686	1,878
Reading International Inc, Cl A *	2,200	27
Scholastic Corp	36,541	1,281
Telephone & Data Systems Inc	41,181	1,038
Verizon Communications Inc	602,430	35,037
Walt Disney Co/The	29,857	4,098
		103,272

Consumer Discretionary — 5.7%
Acushnet Holdings Corp	21,125	549
America’s Car-Mart Inc/TX *	3,238	278
AutoZone Inc *	10,797	11,895
Brinker International Inc	37,600	1,429
Career Education Corp *	6,499	133
Churchill Downs Inc	13,838	1,706
Columbia Sportswear Co	54,920	5,151
Darden Restaurants Inc	99,624	12,052
Deckers Outdoor Corp *	10,336	1,524
Denny’s Corp *	25,783	608
Dick’s Sporting Goods Inc	6,628	226
Dollar General Corp	28,504	4,449
Domino’s Pizza Inc	23,410	5,310
eBay Inc	137,216	5,528
Ford Motor Co	403,300	3,698
Gap Inc/The	226,703	3,580
General Motors Co	153,400	5,690
Genuine Parts Co	45,461	4,105
Graham Holdings Co, Cl B	2,139	1,506
H&R Block Inc	28,333	686
Hasbro Inc	4,296	475
Home Depot Inc/The	43,474	9,908
International Speedway Corp, Cl A	5,619	253
K12 Inc *	20,517	541
Kohl’s Corp	52,113	2,463
McDonald’s Corp	31,139	6,787
Murphy USA Inc *	439	39
Ross Stores Inc	8,665	919
Sally Beauty Holdings Inc *	235,100	2,875
Service Corp International/US	86,898	4,023
ServiceMaster Global Holdings Inc *	5,510	314
Target Corp	297,263	31,819
TJX Cos Inc/The	95,969	5,275
Ulta Beauty Inc *	15,403	3,662
Yum! Brands Inc	90,007	10,511
		149,967

Consumer Staples — 8.3%
Altria Group Inc	243,200	10,638
Archer-Daniels-Midland Co	46,504	1,769
Central Garden & Pet Co, Cl A *	3,060	74
Church & Dwight Co Inc	5,041	402
Clorox Co/The	11,199	1,771
Coca-Cola Co/The	274,565	15,112
Coca-Cola European Partners PLC	145,169	8,179
Colgate-Palmolive Co	116,300	8,624
Costco Wholesale Corp	32,348	9,535
Estee Lauder Cos Inc/The, Cl A	29,420	5,825
Flowers Foods Inc	8,879	202
Herbalife Nutrition Ltd *	13,912	479
Hershey Co/The	57,274	9,077
Ingredion Inc	89,206	6,893
Inter Parfums Inc	5,210	335

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
J&J Snack Foods Corp	10,333	$1,995
JM Smucker Co/The	119,300	12,546
John B Sanfilippo & Son Inc	8,537	791
Kellogg Co	163,200	10,249
Kimberly-Clark Corp	73,249	10,336
Kroger Co/The	171,800	4,068
Lancaster Colony Corp	9,258	1,351
Molson Coors Brewing Co, Cl B	82,000	4,211
Monster Beverage Corp *	1,248	73
PepsiCo Inc	106,329	14,538
Procter & Gamble Co/The	187,357	22,526
Sysco Corp	60,037	4,463
Tyson Foods Inc, Cl A	190,700	17,743
USANA Health Sciences Inc *	39,113	2,658
Walgreens Boots Alliance Inc	184,829	9,461
Walmart Inc	170,659	19,499
WD-40 Co	9,775	1,782
		217,205

Energy — 1.0%
Chevron Corp	89,000	10,477
Phillips 66	103,300	10,189
Valero Energy Corp	72,200	5,435
		26,101

Financials — 10.5%
1st Source Corp	1,982	88
Aflac Inc	329,214	16,520
Allstate Corp/The	172,541	17,667
American Equity Investment Life Holding Co	15,101	325
American Financial Group Inc/OH	102,833	10,383
Annaly Capital Management Inc ‡	540,500	4,486
Anworth Mortgage Asset Corp ‡	4,175	13
Apollo Commercial Real Estate Finance Inc ‡	14,578	270
Arbor Realty Trust Inc ‡	345,900	4,341
Ares Capital Corp	210,500	3,970
Ares Commercial Real Estate Corp ‡	29,966	449
Associated Banc-Corp	34,321	660
BancFirst Corp	4,704	253
Bancorp Inc/The *	6,598	60
Bank of America Corp	268,514	7,387
Bank of Hawaii Corp	13,354	1,104
BankFinancial Corp	18,693	218
Bankwell Financial Group Inc	909	24
Banner Corp	15,512	836
Baycom Corp *	3,168	70
BB&T Corp	60,200	2,869
Berkshire Hathaway Inc, Cl B *	99,400	20,219
BlackRock TCP Capital Corp	86,947	1,169
BOK Financial Corp	12,042	917
Boston Private Financial Holdings Inc	26,611	283
Bridge Bancorp Inc	2,252	61
Brookline Bancorp Inc	24,895	350
Brown & Brown Inc	31,564	1,164
Camden National Corp	2,985	124
Capitol Federal Financial Inc	24,014	324
Capstead Mortgage Corp ‡	38,450	280
Carter Bank & Trust *	4,661	88
Cathay General Bancorp	13,662	453
CBTX Inc	4,594	124
Central Pacific Financial Corp	33,577	934
Chimera Investment Corp ‡	222,200	4,237
Cincinnati Financial Corp	28,024	3,152
CIT Group Inc	39,273	1,673
Citigroup Inc	13,444	865
Citizens Financial Group Inc	41,815	1,411

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CNA Financial Corp	17,440	$822
Columbia Financial Inc *	16,246	246
Comerica Inc	17,240	1,063
Commerce Bancshares Inc/MO	31,670	1,807
Community Trust Bancorp Inc	1,332	52
ConnectOne Bancorp Inc	8,560	175
CVB Financial Corp	11,955	246
Dime Community Bancshares Inc	21,814	433
East West Bancorp Inc	3,658	150
Employers Holdings Inc	8,248	356
Enterprise Financial Services Corp	2,867	113
Erie Indemnity Co, Cl A	8,324	1,826
Everest Re Group Ltd	14,149	3,338
Exantas Capital Corp ‡	9,542	107
FB Financial Corp	1,221	44
Fidus Investment Corp	20,671	313
Fifth Third Bancorp	94,208	2,492
Financial Institutions Inc	1,809	53
First Bancorp/Southern Pines NC	4,462	157
First Busey Corp	5,249	129
First Commonwealth Financial Corp	8,685	107
First Defiance Financial Corp	4,946	129
First Hawaiian Inc	28,582	735
First Interstate BancSystem Inc, Cl A	6,916	270
First Merchants Corp	5,934	212
Flagstar Bancorp Inc	29,031	1,055
Flushing Financial Corp	1,414	27
FNB Corp/PA	13,213	142
Fulton Financial Corp	15,888	253
German American Bancorp Inc	5,510	168
Granite Point Mortgage Trust Inc ‡	28,452	520
Great Ajax Corp ‡	2,073	30
Great Southern Bancorp Inc	2,060	116
Hanover Insurance Group Inc/The	8,690	1,157
Hartford Financial Services Group Inc/The	197,467	11,508
Hilltop Holdings Inc	15,105	359
HomeTrust Bancshares Inc	11,766	297
Hope Bancorp Inc	5,524	74
IBERIABANK Corp	21,954	1,515
Independent Bank Corp/MI	18,479	359
Investors Bancorp Inc	23,381	260
JPMorgan Chase & Co	133,313	14,646
Kearny Financial Corp/MD	50,691	638
KKR Real Estate Finance Trust Inc ‡	22,436	424
Lakeland Bancorp Inc	14,900	222
Lakeland Financial Corp	5,383	228
Lincoln National Corp	151,236	7,997
Loews Corp	82,297	3,956
M&T Bank Corp	11,971	1,750
Marsh & McLennan Cos Inc	7,873	786
Meridian Bancorp Inc	27,436	480
MetLife Inc	67,784	3,003
MFA Financial Inc ‡	608,200	4,361
MGIC Investment Corp	39,297	497
National Bank Holdings Corp, Cl A	11,821	386
National Western Life Group Inc, Cl A	150	39
Nelnet Inc, Cl A	2,630	176
New Mountain Finance Corp	7,140	96
Northfield Bancorp Inc	15,568	242
Northwest Bancshares Inc	48,034	759
Oaktree Strategic Income Corp	11,001	90
Oritani Financial Corp	51,559	883
PCB Bancorp	1,470	24
PCSB Financial Corp	6,385	126
PennantPark Floating Rate Capital Ltd	10,112	115
PennyMac Financial Services Inc *	6,522	193
PennyMac Mortgage Investment Trust ‡	50,638	1,102

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Peoples Bancorp Inc/OH	5,578	$171
People’s United Financial Inc	2,974	43
PNC Financial Services Group Inc/The	42,098	5,428
Provident Financial Holdings Inc	9,453	191
Provident Financial Services Inc	34,600	824
Prudential Financial Inc	83,273	6,669
Radian Group Inc	57,979	1,307
Reinsurance Group of America Inc, Cl A	63,594	9,792
RenaissanceRe Holdings Ltd	23,247	4,197
Sandy Spring Bancorp Inc	3,440	115
Solar Capital Ltd	9,799	201
Solar Senior Capital Ltd	5,996	101
Southside Bancshares Inc	4,615	152
Starwood Property Trust Inc ‡	529,967	12,417
State Auto Financial Corp	925	30
Stellus Capital Investment Corp	100	1
Stock Yards Bancorp Inc	4,374	159
TCG BDC Inc	220	3
Territorial Bancorp Inc	2,474	68
TPG Specialty Lending Inc	28,321	587
Travelers Cos Inc/The	53,600	7,877
TriCo Bancshares	4,291	152
TriplePoint Venture Growth BDC Corp	9,122	146
TrustCo Bank Corp NY	30,117	231
Trustmark Corp	36,082	1,179
Two Harbors Investment Corp ‡	222,800	2,814
UMB Financial Corp	5,496	343
Umpqua Holdings Corp	19,822	311
United Community Banks Inc/GA	15,757	416
United Community Financial Corp/OH	25,177	243
United Fire Group Inc	2,466	111
Univest Financial Corp	10,754	272
US Bancorp	160,662	8,465
Voya Financial Inc	121,991	6,017
Washington Federal Inc	50,928	1,813
Washington Trust Bancorp Inc	2,184	101
Waterstone Financial Inc	66,680	1,106
Wells Fargo & Co	204,500	9,524
WesBanco Inc	6,770	232
Westamerica Bancorporation	5,071	312
Western Alliance Bancorp	7,511	326
WR Berkley Corp	14,796	1,054
Zions Bancorp NA	34,127	1,402
		273,158

Health Care — 8.4%
Amgen Inc	45,800	9,555
Anthem Inc	28,108	7,351
Bio-Rad Laboratories Inc, Cl A *	268	90
Chemed Corp	26,986	11,589
Cigna Corp	22,389	3,447
Computer Programs & Systems Inc	8,439	178
Danaher Corp	58,954	8,377
DENTSPLY SIRONA Inc	28,294	1,476
Encompass Health Corp	106,805	6,493
Genomic Health Inc *	17,978	1,378
Gilead Sciences Inc	47,000	2,986
Hanger Inc *	7,925	150
HCA Healthcare Inc	135,654	16,306
HealthStream Inc *	12,694	321
Humana Inc	22,628	6,408
IDEXX Laboratories Inc *	7,990	2,315
Innoviva Inc *	13,307	154
Johnson & Johnson	213,100	27,354
Laboratory Corp of America Holdings *	8,687	1,456
Masimo Corp *	19,626	3,008
Medtronic PLC	143,800	15,515

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Merck & Co Inc	320,452	$27,709
Mettler-Toledo International Inc *	3,455	2,269
National HealthCare Corp	16,774	1,355
NextGen Healthcare Inc *	1,109	16
Orthofix Medical Inc *	17,648	897
Pfizer Inc	719,600	25,582
Phibro Animal Health Corp, Cl A	4,805	99
Prestige Consumer Healthcare Inc *	49,788	1,587
Quest Diagnostics Inc	50,234	5,142
STERIS PLC	16,250	2,509
Taro Pharmaceutical Industries Ltd	7,891	606
UnitedHealth Group Inc	10,240	2,396
Universal Health Services Inc, Cl B	128,420	18,567
US Physical Therapy Inc	1,888	252
Varian Medical Systems Inc *	13,708	1,452
Zoetis Inc, Cl A	32,888	4,158
		220,503

Industrials — 3.2%
Allison Transmission Holdings Inc, Cl A	162,700	7,229
Brady Corp, Cl A	18,658	881
CH Robinson Worldwide Inc	5,337	451
Cintas Corp	5,964	1,573
HEICO Corp	1,326	192
HEICO Corp, Cl A	3,555	392
Herman Miller Inc	8,318	352
Lockheed Martin Corp	25,405	9,758
ManpowerGroup Inc	7,774	636
McGrath RentCorp	10,172	651
Raytheon Co	60,100	11,138
Republic Services Inc, Cl A	157,721	14,077
Robert Half International Inc	5,682	304
Tetra Tech Inc	5,434	441
UniFirst Corp/MA	431	84
United Technologies Corp	50,300	6,551
Waste Connections Inc	29,119	2,676
Waste Management Inc	212,169	25,322
		82,708

Information Technology — 6.2%
ADTRAN Inc	2,373	24
Agilysys Inc *	3,072	84
Amdocs Ltd	295,318	19,119
Apple Inc	30,100	6,283
Booz Allen Hamilton Holding Corp, Cl A	59,531	4,495
CACI International Inc, Cl A *	6,707	1,491
CDK Global Inc	171,200	7,389
Cisco Systems Inc	348,320	16,305
Citrix Systems Inc	78,981	7,344
CSG Systems International Inc	59,077	3,183
F5 Networks Inc *	44,375	5,713
Genpact Ltd	32,746	1,341
Intel Corp	368,400	17,466
International Business Machines Corp	109,800	14,881
j2 Global Inc	1,505	127
Juniper Networks Inc	164,062	3,800
MAXIMUS Inc	13,728	1,056
Model N Inc *	3,377	97
Monotype Imaging Holdings Inc	14,174	280
Motorola Solutions Inc	74,966	13,562
Oracle Corp	401,426	20,898
Perficient Inc *	13,683	504
Progress Software Corp	16,781	634
Radware Ltd *	10,023	245
SPS Commerce Inc *	14,150	715
Sykes Enterprises Inc *	86,461	2,507
Synopsys Inc *	3,588	509

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
VeriSign Inc *	25,740	$5,247
Western Union Co/The	238,719	5,281
		160,580

Materials — 1.3%
AptarGroup Inc	1,032	126
Eastman Chemical Co	51,600	3,373
Kaiser Aluminum Corp	26,172	2,314
Materion Corp	39,864	2,346
Newmont Goldcorp Corp	67,144	2,678
Reliance Steel & Aluminum Co	62,551	6,082
Royal Gold Inc	15,785	2,105
Sealed Air Corp	166,000	6,610
Silgan Holdings Inc	18,267	544
Sonoco Products Co	124,300	7,110
		33,288

Real Estate — 1.2%
Equity Commonwealth ‡	17,469	588
Gaming and Leisure Properties Inc ‡	144,400	5,649
National Health Investors Inc ‡	80,800	6,703
National Retail Properties Inc ‡	31,769	1,784
Park Hotels & Resorts Inc ‡	206,100	4,854
Piedmont Office Realty Trust Inc, Cl A ‡	192,900	3,808
VEREIT Inc ‡	786,700	7,670
		31,056

Utilities — 5.3%
ALLETE Inc	8,102	695
Ameren Corp	107,220	8,272
Avista Corp	28,592	1,341
Black Hills Corp	31,147	2,389
CenterPoint Energy Inc	273,842	7,583
Consolidated Edison Inc	36,276	3,225
Edison International	95,600	6,909
Entergy Corp	123,800	13,970
Evergy Inc	65,886	4,283
Eversource Energy	2,800	224
Exelon Corp	580,549	27,437
FirstEnergy Corp	409,884	18,855
Hawaiian Electric Industries Inc	105,702	4,693
IDACORP Inc	21,812	2,395
MDU Resources Group Inc	49,995	1,344
National Fuel Gas Co	166,500	7,782
NorthWestern Corp	39,515	2,862
Otter Tail Corp	3,124	158
Pinnacle West Capital Corp	74,862	7,135
Portland General Electric Co	52,216	2,971
Public Service Enterprise Group Inc	162,400	9,820
Southern Co/The	70,301	4,096
Unitil Corp	6,745	407
		138,846
		1,436,684
Total Common Stock (Cost $2,327,198) ($ Thousands)		2,507,937

PREFERRED STOCK — 0.0%

Germany — 0.0%
Bayerische Motoren Werke AG (B)	11,272	607
Sweden — 0.0%
Akelius Residential Property AB (B)	10,972	390
Total Preferred Stock (Cost $1,272) ($ Thousands)		997

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Cl F
1.970% **†	44,251,249	$44,251

Total Cash Equivalent (Cost $44,251) ($ Thousands)		44,251
Total Investments — 97.9% (Cost $2,372,721) ($ Thousands)		$2,553,185

A list of the open futures contracts held by the Fund at August 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro STOXX 50	134	Sep-2019	$5,219	$5,045	$(63)
FTSE 100 Index	33	Sep-2019	3,038	2,886	(80)
Hang Seng Index	2	Sep-2019	327	327	–
S&P 500 Index E-MINI	171	Sep-2019	25,125	25,007	(118)
SPI 200 Index	11	Sep-2019	1,273	1,217	(13)
TOPIX Index	23	Sep-2019	3,309	3,272	(106)

			$38,291	$37,754	$(380)

A list of the open forward foreign currency contracts held by the Fund at August 31, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	09/17/19	USD	212	DKK	1,421	$(2)
Brown Brothers Harriman	09/17/19	USD	441	NOK	3,955	(6)
Brown Brothers Harriman	09/17/19	USD	487	NZD	758	(9)
Brown Brothers Harriman	09/17/19	USD	592	SEK	5,698	(10)
Brown Brothers Harriman	09/17/19	USD	949	SGD	1,316	1
Brown Brothers Harriman	09/17/19	USD	218	SGD	302	(1)
Brown Brothers Harriman	09/17/19	USD	1,488	HKD	11,670	1
Brown Brothers Harriman	09/17/19	USD	1,982	AUD	2,922	(13)
Brown Brothers Harriman	09/17/19	USD	2,545	CHF	2,482	(32)
Brown Brothers Harriman	09/17/19	USD	1,736	GBP	1,432	8
Brown Brothers Harriman	09/17/19	USD	1,004	GBP	820	(4)
Brown Brothers Harriman	09/17/19	USD	2,684	CAD	3,571	4
Brown Brothers Harriman	09/17/19	USD	784	CAD	1,041	–
Brown Brothers Harriman	09/17/19	USD	4,449	EUR	3,998	(41)
Brown Brothers Harriman	09/17/19	USD	715	JPY	75,967	2
Brown Brothers Harriman	09/17/19	USD	5,927	JPY	627,162	(11)
Brown Brothers Harriman	09/17/19	NZD	17,677	USD	11,380	228
Brown Brothers Harriman	09/17/19	DKK	33,559	USD	5,026	62
Brown Brothers Harriman	09/17/19	SGD	1,009	USD	729	1
Brown Brothers Harriman	09/17/19	SGD	35,884	USD	25,837	(40)
Brown Brothers Harriman	09/17/19	GBP	392	USD	479	2
Brown Brothers Harriman	09/17/19	GBP	49,973	USD	60,398	(497)
Brown Brothers Harriman	09/17/19	CHF	55,512	USD	57,195	994
Brown Brothers Harriman	09/17/19	AUD	60,084	USD	40,590	93
Brown Brothers Harriman	09/17/19	AUD	61	USD	41	–
Brown Brothers Harriman	09/17/19	NOK	91,746	USD	10,237	156
Brown Brothers Harriman	09/17/19	EUR	94,751	USD	105,839	1,363
Brown Brothers Harriman	09/17/19	CAD	1,336	USD	1,006	–
Brown Brothers Harriman	09/17/19	CAD	100,462	USD	75,533	(99)
Brown Brothers Harriman	09/17/19	SEK	121,351	USD	12,621	230
Brown Brothers Harriman	09/17/19	HKD	275,831	USD	35,153	(53)
Brown Brothers Harriman	09/17/19	JPY	13,239,901	USD	125,370	468
Brown Brothers Harriman	09/17/19	JPY	488,694	USD	4,598	(12)

						$2,783

Percentages are based on a Net Assets of $2,607,608 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of August 31, 2019.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2019, the value of these securities amounted to $4,779 ($ Thousands), representing 0.2% of the net assets of the Fund.

(B)	There is currently no rate available.

CHF — Swiss Franc

Cl — Class

EUR — Euro

FTSE — Financial Times and Stock Exchange

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate investment Trust

S&P — Standard & Poor’s

SEK — Swedish Krona

SPI — Share Price Index

TOPIX — Tokyo Price Index

USD — United States Dollar

The following is a list of the level of inputs used as of August 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,507,459	$478	$–	$2,507,937
Preferred Stock	997	–	–	997
Cash Equivalent	44,251	–	–	44,251

Total Investments in Securities	$2,552,707	$478	$–	$2,553,185

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(380)	$–	$–	$(380)
Forwards Contracts*
Unrealized Appreciation	–	3,613	–	3,613
Unrealized Depreciation	–	(830)	–	(830)

Total Other Financial Instruments	$(380)	$2,783	$–	$2,403

*Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is summary of the transactions with affiliates for the period ended August 31, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 8/31/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$30,361	$77,355	$(63,465)	$–	$–	$44,251	44,251,249	$323	$–

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.0%

Argentina — 0.5%
MercadoLibre Inc *	75,624	$44,966
Ternium SA ADR (A)	78,630	1,389
		46,355

Australia — 4.4%
a2 Milk Co Ltd *(A)	4,260,411	38,895
Aristocrat Leisure Ltd	999,160	20,027
ASX Ltd	691,266	40,198
Aurizon Holdings Ltd	1,006,894	4,009
BGP Holdings *	239,898	–
BHP Group Ltd	1,429,991	34,964
BHP Group Ltd ADR (A)	277,512	13,643
BlueScope Steel Ltd	2,404,173	20,231
Cochlear Ltd	194,213	28,526
CSL Ltd	96,894	15,725
Downer EDI Ltd	246,342	1,280
Evolution Mining Ltd	1,076,403	3,757
Fortescue Metals Group Ltd (A)	2,513,549	13,548
Goodman Group	430,490	4,211
Newcrest Mining Ltd	1,848,279	46,075
Northern Star Resources Ltd	63,749	511
Origin Energy Ltd	576,752	2,965
Orora Ltd	650,154	1,222
OZ Minerals Ltd	6,074,381	37,447
Qantas Airways Ltd	7,481,209	30,797
Resolute Mining Ltd *	416,952	469
Rio Tinto Ltd	42,443	2,504
Santos Ltd	286,952	1,394
Saracen Mineral Holdings Ltd *	321,448	788
South32 Ltd	6,799,838	12,095
Telstra Corp Ltd	1,646,842	4,128
		379,409

Austria — 0.6%
Erste Group Bank AG	794,130	25,598
OMV AG	107,867	5,513
Raiffeisen Bank International AG	95,555	2,092
Schoeller-Bleckmann Oilfield Equipment AG	188,422	11,973
voestalpine AG	422,534	9,748
		54,924

Belgium — 0.2%
Anheuser-Busch InBev SA/NV	85,030	8,072
KBC Group NV	130,680	7,575
		15,647

Brazil — 3.8%
Ambev SA	5,684,608	25,904
B3 SA - Brasil Bolsa Balcao	4,378,872	47,697
Banco Bradesco SA ADR	2,342,140	18,714
Banco do Brasil SA	1,940,986	21,706
Cia de Saneamento Basico do Estado de Sao Paulo	108,900	1,355
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	34,600	587
Cosan Ltd, Cl A *	283,692	3,977
EDP - Energias do Brasil SA	594,599	2,851
Embraer SA	1,288,300	5,643
Eneva SA *	115,400	728

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hapvida Participacoes e Investimentos SA (B)	3,295,670	$40,755
IRB Brasil Resseguros S/A	444,575	11,399
JBS SA	3,643,400	26,319
Kroton Educacional SA	2,865,500	7,053
Linx SA	4,085,972	31,395
MRV Engenharia e Participacoes SA	929,371	4,422
Notre Dame Intermedica Participacoes SA	4,074,915	53,468
Porto Seguro SA	232,300	3,153
Qualicorp Consultoria e Corretora de
Seguros SA	420,900	2,908
Telefonica Brasil SA ADR	53,506	693
TIM Participacoes SA	1,933,100	5,768
TOTVS SA	373,500	4,858
YDUQS Part	883,700	6,897
		328,250

Canada — 5.1%
Bank of Montreal	350,100	24,044
Canadian Imperial Bank of Commerce	316,500	24,564
Canfor Corp *	109,772	1,266
Cogeco Communications Inc	10,248	807
Constellation Software Inc/Canada	47,981	46,822
Empire Co Ltd, Cl A	360,300	9,959
Enghouse Systems Ltd	34,400	987
Fairfax Financial Holdings Ltd	53,398	23,840
First Quantum Minerals Ltd	556,420	3,417
George Weston Ltd	5,400	440
Home Capital Group Inc, Cl B *(A)	284,600	5,483
iA Financial Corp Inc	30,701	1,279
Lundin Mining Corp	3,410,600	16,298
Magna International Inc, Cl A	388,346	19,482
Manulife Financial Corp	407,100	6,768
Maple Leaf Foods Inc	293,988	7,005
National Bank of Canada	27,000	1,270
Quebecor Inc, Cl B	782,820	17,668
Ritchie Bros Auctioneers Inc	272,794	10,789
Rogers Communications Inc, Cl B	1,153,278	57,184
Royal Bank of Canada	420,981	31,548
Suncor Energy Inc	542,349	15,893
TC Energy Corp	139,900	7,182
Tencent Music Entertainment Group ADR *(A)	944,291	12,559
TMX Group Ltd	555,316	48,189
Toronto-Dominion Bank/The	717,138	38,966
		433,709

Chile — 0.2%
Cia Cervecerias Unidas SA ADR (A)	27,604	624
Enel Americas SA ADR (A)	536,651	4,390
Enel Chile SA ADR	142,800	607
Sociedad Quimica y Minera de Chile SA ADR	350,009	8,624
		14,245

China — 3.1%
Alibaba Group Holding Ltd ADR *	406,824	71,206
Baidu Inc ADR *(A)	72,613	7,586
Bank of Communications Co Ltd, Cl H	4,065,000	2,661
BYD Co Ltd, Cl H (A)	2,446,000	12,674
China Coal Energy Co Ltd, Cl H	934,000	371
China Communications Services Corp Ltd, Cl H	2,846,000	1,595
China Everbright Bank Co Ltd, Cl H	5,482,000	2,288
China Life Insurance Co Ltd, Cl H	7,381,000	17,276
China Mobile Ltd	1,979,000	16,405
China Telecom Corp Ltd, Cl H	9,116,000	4,084
Guangzhou R&F Properties Co Ltd	329,200	530

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hollysys Automation Technologies Ltd	736,061	$11,519
JD.com Inc ADR *	244,678	7,463
Midea Group Co Ltd, Cl A	1,643,100	12,137
Momo Inc ADR (A)	955,736	35,152
PICC Property & Casualty Co Ltd	6,148,000	7,054
Ping An Insurance Group Co of China Ltd, Cl H	3,416,500	39,200
Sinopharm Group Co Ltd, Cl H	3,408,800	12,334
		261,535

Colombia — 0.2%
Bancolombia SA ADR, Cl R (A)	375,106	18,680

Czech Republic — 0.1%
Komercni banka as	274,243	9,748

Denmark — 1.9%
DSV A/S	212,979	21,151
GN Store Nord A/S	239,653	10,053
H Lundbeck A/S	274,202	10,003
Novo Nordisk A/S, Cl B	460,959	23,985
Novozymes A/S, Cl B	320,538	13,696
Orsted A/S (B)	437,872	41,895
Pandora A/S	129,052	5,509
Vestas Wind Systems A/S	518,386	38,167
		164,459

Finland — 0.9%
Huhtamaki Oyj	135,510	5,241
Kone Oyj, Cl B	392,948	22,762
Neste Oyj	773,038	24,382
Nokia Oyj	1,858,536	9,209
Orion Oyj, Cl B	195,821	7,282
Sampo Oyj, Cl A	225,955	8,993
Sanoma Oyj	79,034	812
		78,681

France — 5.8%
Air France-KLM *	65,263	736
Airbus SE	141,784	19,571
Alstom SA	430,737	18,438
AXA SA	1,368,257	31,447
BNP Paribas SA	242,160	10,943
Capgemini SE	229,594	27,598
Carrefour SA	211,781	3,615
Cie de Saint-Gobain	406,707	14,700
Criteo SA ADR *	109,015	2,117
Danone SA	226,721	20,339
Edenred	841,887	41,072
Eurofins Scientific SE (A)	41,264	18,922
Euronext NV (B)	553,048	43,455
Ipsen SA	63,470	6,682
Legrand SA	233,738	16,530
L’Oreal SA	165,514	45,313
Orange SA	1,097,247	16,675
Peugeot SA	1,300,294	29,112
Safran SA	251,621	36,618
SES SA, Cl A	1,386,556	22,377
Societe Generale SA	314,590	7,987
Sodexo SA	184,188	20,912
Ubisoft Entertainment SA *	316,653	25,582
Valeo SA	187,208	5,121
Vivendi SA	409,549	11,469
		497,331

Germany — 5.1%
Allianz SE	45,978	10,152
Aroundtown SA	1,013,086	8,441
BASF SE	113,339	7,511
Continental AG	175,862	21,257
Covestro AG (B)	186,290	8,450

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Deutsche Boerse AG	520,456	$76,659
Deutsche Lufthansa AG	776,077	11,948
Deutsche Telekom AG	338,105	5,651
E.ON SE	499,000	4,646
Evonik Industries AG	320,350	8,177
HUGO BOSS AG	101,877	5,686
Knorr-Bremse AG	365,146	34,176
Merck KGaA	195,288	20,917
METRO AG	301,319	4,672
MorphoSys AG *	124,853	14,781
MTU Aero Engines AG	125,207	34,237
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	31,133	7,471
Rheinmetall AG	35,571	4,203
SAP SE	740,333	88,540
Scout24 AG (B)	536,578	31,791
Siemens AG	49,335	4,941
Software AG	20,938	565
TLG Immobilien AG	156,300	4,699
TUI AG	58,172	579
Vonovia SE	299,456	14,939
		435,089

Greece — 0.0%
Hellenic Telecommunications Organization SA	17,858	239

Hong Kong — 4.1%
AIA Group Ltd	3,717,200	36,174
Angang Steel Co Ltd, Cl H	982,800	341
Anhui Conch Cement Co Ltd, Cl H	6,040,000	34,034
ANTA Sports Products Ltd	2,508,000	20,806
Brilliance China Automotive Holdings Ltd	4,514,000	4,799
Chaoda Modern Agriculture Holdings Ltd *	52,790	–
China Aoyuan Group Ltd	2,826,000	3,333
China Everbright Ltd	2,594,000	2,963
China Lesso Group Holdings Ltd	1,009,000	970
China Resources Cement Holdings Ltd	1,896,000	1,682
China Resources Gas Group Ltd	1,170,000	5,786
China Resources Pharmaceutical Group Ltd (B)	4,268,500	4,413
China Unicom Hong Kong Ltd	1,766,000	1,760
CITIC Ltd	502,000	595
CLP Holdings Ltd	334,000	3,442
CNOOC Ltd	5,792,000	8,649
Country Garden Services Holdings Co Ltd	1,816,283	5,262
Dongyue Group Ltd	4,165,000	1,967
ENN Energy Holdings	866,000	9,892
Hong Kong Exchanges & Clearing Ltd	1,765,073	54,065
Industrial & Commercial Bank of China Ltd, Cl H	24,534,000	15,499
Kingboard Holdings Ltd	322,000	754
Kunlun Energy Co Ltd	1,880,000	1,639
Logan Property Holdings Co Ltd	960,000	1,355
New China Life Insurance Co Ltd, Cl H	308,100	1,217
PetroChina Co Ltd, Cl H	27,272,000	13,540
Ping An Healthcare and Technology Co Ltd *(A)(B)	557,100	3,303
Poly Property Group Co Ltd	1,700,819	597
Road King Infrastructure Ltd	311,064	547
Shanghai Fosun Pharmaceutical Group Co Ltd, Cl H	3,316,500	9,862
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	8,319,100	15,714
Shimao Property Holdings Ltd	734,000	2,080
Swire Pacific Ltd, Cl A	146,000	1,430
Tencent Holdings Ltd	655,400	27,168
Tingyi Cayman Islands Holding Corp	524,000	722

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tsingtao Brewery Co Ltd, Cl H	320,000	$2,162
Uni-President China Holdings Ltd	304,366	338
WH Group Ltd (B)	11,876,500	9,564
Wuxi Biologics Cayman Inc *(B)	2,844,500	29,987
Xinyi Glass Holdings Ltd	9,414,000	9,372
Zhongsheng Group Holdings Ltd	402,561	1,259
Zoomlion Heavy Industry Science and Technology Co Ltd	8,086,524	4,892
		353,934

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	387,330	3,798
OTP Bank Nyrt	205,886	8,226
		12,024

India — 1.2%
HDFC Bank Ltd ADR	201,182	21,687
Hexaware Technologies Ltd	604,225	3,275
Housing Development Finance Corp Ltd	784,101	23,789
ICICI Bank Ltd ADR	2,535,561	28,474
Mindtree Ltd	50,975	492
Mphasis Ltd	118,513	1,620
Reliance Capital Ltd	1,154,397	564
Tata Consultancy Services Ltd	231,010	7,310
Wipro Ltd	557,076	1,985
WNS Holdings Ltd ADR *	41,173	2,502
Zee Entertainment Enterprises Ltd	2,664,642	13,923
		105,621

Ireland — 1.4%
Bank of Ireland Group PLC	1,912,907	7,293
CRH PLC	545,509	18,183
ICON PLC *	512,658	79,047
Ryanair Holdings PLC ADR *	330,853	18,958
		123,481

Israel — 1.9%
Bank Hapoalim BM	2,706,403	19,882
Bank Leumi Le-Israel BM	4,183,401	28,542
Check Point Software Technologies Ltd *(A)	772,922	83,244
Israel Discount Bank Ltd, Cl A	3,417,274	14,263
Mizrahi Tefahot Bank Ltd	125,208	2,892
Nice Ltd *	20,658	3,165
Nice Ltd ADR *(A)	98,187	15,047
		167,035

Italy — 2.0%
A2A SpA	638,449	1,124
Enel SpA	2,541,539	18,456
Eni SpA	1,515,591	22,833
Hera SpA	1,981,725	7,918
Intesa Sanpaolo SpA	13,118,368	28,795
Italgas SpA	852,542	5,539
Leonardo SpA	1,800,467	22,068
Mediobanca Banca di Credito Finanziario SpA	913,650	9,065
Prysmian SpA	1,625,319	35,628
Recordati SpA	247,870	10,880
Saras SpA	2,884,241	4,491
UniCredit SpA	604,945	6,702
		173,499

Japan — 11.5%
Alps Alpine Co Ltd	382,000	6,676
Astellas Pharma Inc	429,200	5,952
Canon Marketing Japan Inc	31,600	644
Capcom Co Ltd	264,200	6,887
Chubu Electric Power Co Inc	411,500	6,073
Daifuku Co Ltd	68,600	3,244

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Daikin Industries Ltd	28,900	$3,582
Daito Trust Construction Co Ltd	137,300	17,695
Daiwa House Industry Co Ltd	628,700	19,735
Daiwa Securities Group Inc	3,373,700	14,551
Denso Corp	833,500	35,006
FANUC Corp	77,800	13,527
FUJIFILM Holdings Corp	98,800	4,234
Fujitsu Ltd	338,200	26,136
Goldcrest Co Ltd	53,353	1,014
Haseko Corp	260,500	2,800
Hitachi Ltd	884,600	30,244
Hoya Corp	60,300	4,913
Japan Airlines Co Ltd	319,900	10,003
Japan Exchange Group Inc	1,808,800	28,663
Japan Post Holdings Co Ltd	76,900	700
JXTG Holdings Inc	2,389,200	9,884
Kao Corp	656,000	47,427
KDDI Corp	355,000	9,482
Kobayashi Pharmaceutical Co Ltd	468,039	35,099
Konami Holdings Corp	89,400	4,055
Medipal Holdings Corp	307,800	6,545
Mitsubishi Estate Co Ltd	365,800	7,010
Mitsubishi UFJ Financial Group Inc	3,626,300	17,437
Mitsui & Co Ltd	2,423,500	37,970
Mixi Inc	219,600	4,605
Mizuho Financial Group Inc	1,784,300	2,600
Morinaga Milk Industry Co Ltd	15,400	637
NGK Spark Plug Co Ltd	417,800	7,219
Nidec Corp	166,000	21,668
Nihon Unisys Ltd	155,300	5,026
Nintendo Co Ltd	41,400	15,714
Nippon Telegraph & Telephone Corp	248,400	11,926
Nissan Tokyo Sales Holdings Co Ltd	86,600	229
Nisshin Oillio Group Ltd/The	43,800	1,362
NTT Data Corp	122,600	1,584
NTT DOCOMO Inc	161,200	4,073
Olympus Corp	560,300	6,567
PALTAC CORPORATION	41,300	2,043
PeptiDream Inc *	781,763	41,023
Rakuten Inc	4,138,157	39,025
Recruit Holdings Co Ltd	1,271,681	38,566
Resona Holdings Inc	426,000	1,674
Round One Corp	334,700	5,471
SBI Holdings Inc/Japan	1,652,927	33,091
SCREEN Holdings Co Ltd	108,800	6,253
Secom Co Ltd	397,100	33,909
Shimano Inc	125,100	17,997
SMC Corp/Japan	55,500	20,988
SoftBank Group Corp	150,600	6,844
Sony Corp	1,538,800	87,592
Sumitomo Mitsui Trust Holdings Inc	403,400	13,195
Suzuken Co Ltd/Aichi Japan	88,490	4,760
Takeda Pharmaceutical Co Ltd	393,600	13,312
Terumo Corp	1,208,700	35,152
TIS Inc	294,500	17,285
Toho Holdings Co Ltd	114,900	2,746
Tokyo Electric Power Co Holdings Inc *	2,155,100	10,273
Toray Industries Inc	2,477,500	17,683
Tosoh Corp	630,700	8,105
Toyota Motor Corp	86,700	5,685
Toyota Tsusho Corp	522,800	16,229
UT Group Co Ltd	163,200	2,998
Zenkoku Hosho Co Ltd	39,300	1,498
		983,795

Malaysia — 0.2%
CIMB Group Holdings Bhd	7,706,400	9,272
Hong Leong Financial Group Bhd	123,020	493
Public Bank Bhd	1,224,541	5,917

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tenaga Nasional Bhd	1,416,848	$4,703
		20,385

Mexico — 0.8%
Alfa SAB de CV, Cl A	1,252,121	1,071
Fomento Economico Mexicano SAB de CV	4,343,344	39,676
Grupo Aeroportuario del Centro Norte SAB de CV, Cl B	359,261	2,110
Grupo Financiero Banorte SAB de CV, Ser O	3,446,486	18,573
Mexichem SAB de CV	1,305,098	2,387
Qualitas Controladora SAB de CV	227,007	761
		64,578

Netherlands — 4.9%
AerCap Holdings NV *	237,960	12,759
ASML Holding NV	243,970	54,339
ASR Nederland NV	283,755	9,940
EXOR NV	247,608	16,770
Heineken Holding NV	349,341	34,605
Heineken NV	243,495	25,946
IMCD NV	127,978	8,992
Koninklijke Ahold Delhaize NV	1,079,813	25,311
Koninklijke DSM NV	583,933	72,730
Koninklijke KPN NV	970,176	3,077
Koninklijke Philips NV	547,126	25,839
Koninklijke Vopak NV	98,270	4,692
NN Group NV	513,612	17,229
OCI NV *	562,308	12,344
Royal Dutch Shell PLC, Cl A	1,414,775	39,301
Takeaway.com NV *(A)(B)	114,161	10,919
Unilever NV	423,581	26,327
VEON Ltd ADR	558,830	1,458
Wolters Kluwer NV	239,802	17,303
		419,881

New Zealand — 0.1%
Fisher & Paykel Healthcare Corp Ltd	75,086	788
SKYCITY Entertainment Group Ltd	1,564,610	3,770
		4,558

Norway — 1.0%
Austevoll Seafood ASA	255,172	2,621
DNB ASA	2,508,053	40,459
Equinor ASA ADR (A)	1,101,325	18,734
FLEX LNG Ltd *(A)	336,257	3,323
Norsk Hydro ASA	3,993,855	12,649
Orkla ASA	1,121,017	10,282
Telenor ASA	69,879	1,436
		89,504

Panama — 0.2%
Copa Holdings SA, Cl A (A)	175,957	18,155

Peru — 0.2%
Credicorp Ltd (A)	75,062	15,547

Poland — 0.1%
Grupa Lotos SA	49,760	1,079
Polski Koncern Naftowy ORLEN SA	227,336	5,188
		6,267

Portugal — 0.1%
Banco Comercial Portugues SA, Cl R	57,280,316	12,187

Russia — 0.8%
Magnit PJSC GDR	624,533	8,247
MMC Norilsk Nickel PJSC ADR	533,965	12,949
Mobile TeleSystems PJSC ADR	1,696,727	13,625
Novolipetsk Steel PJSC GDR	83,860	1,863

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sberbank of Russia PJSC ADR	1,069,221	$14,654
Severstal PJSC GDR	82,356	1,231
Tatneft PJSC ADR	170,133	11,310
X5 Retail Group NV GDR	14,892	513
		64,392

Saudi Arabia — 0.0%
Mobile Telecommunications Co Saudi Arabia *	708,124	2,195

Singapore — 0.9%
DBS Group Holdings Ltd	2,028,300	35,867
Jardine Cycle & Carriage Ltd	26,500	588
Keppel Corp Ltd	3,036,900	12,785
Singapore Exchange Ltd	1,523,600	9,006
United Overseas Bank Ltd	1,096,902	19,737
Venture Corp Ltd	70,900	776
		78,759

South Africa — 0.5%
Discovery Ltd	1,519,139	11,523
Investec PLC	365,384	1,895
Momentum Metropolitan Holdings	1,003,395	1,087
Naspers Ltd, Cl N	101,496	23,087
Telkom SA SOC Ltd (A)	904,466	4,742
		42,334

South Korea — 2.7%
Aekyung Industrial Co Ltd (A)	888,487	23,693
BNK Financial Group Inc	348,220	1,926
Daelim Industrial Co Ltd	64,253	5,183
DGB Financial Group Inc	154,853	881
Doosan Bobcat Inc	20,618	610
Doosan Infracore Co Ltd *	185,739	948
Fila Korea Ltd	6,700	316
GS Engineering & Construction Corp	87,026	2,328
Hana Financial Group Inc	181,555	4,871
Hyundai Glovis Co Ltd	24,526	3,240
Industrial Bank of Korea	76,514	783
KB Financial Group Inc	169,440	5,554
Kia Motors Corp	588,244	21,223
Korea Aerospace Industries Ltd	22,634	734
KT Corp ADR	718,938	8,074
LF Corp	21,297	339
LG Display Co Ltd	632,222	7,281
LG Electronics Inc	237,021	11,995
LG Uplus Corp	160,698	1,751
NAVER Corp	91,030	11,010
NHN Corp *	16,039	804
Samsung Electronics Co Ltd	2,069,875	75,191
Samsung Engineering Co Ltd *	112,919	1,445
Samsung Securities Co Ltd	74,149	2,161
SK Hynix Inc	439,193	28,065
SK Telecom Co Ltd	45,056	8,909
		229,315

Spain — 2.5%
Amadeus IT Group SA, Cl A	1,006,825	75,130
Banco Bilbao Vizcaya Argentaria SA	6,274,318	29,773
Bankinter SA	1,857,279	10,836
Grifols SA	338,740	10,744
Iberdrola SA	519,086	5,346
Industria de Diseno Textil SA	575,257	17,814
Masmovil Ibercom SA *	880,731	18,060
Repsol SA	897,845	13,071
Siemens Gamesa Renewable Energy SA	2,227,165	30,376
		211,150

Sweden — 0.8%
Atlas Copco AB, Cl B	848,401	22,623

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Axfood AB	34,014	$714
Betsson AB	277,327	1,343
BillerudKorsnas AB	480,352	5,319
Elekta AB, Cl B	202,810	2,588
Epiroc AB, Cl B	1,504,079	14,917
Hennes & Mauritz AB, Cl B	426,450	8,174
ICA Gruppen AB	10,673	524
Swedish Match AB	86,955	3,414
Swedish Orphan Biovitrum AB *	137,698	2,280
Telefonaktiebolaget LM Ericsson, Cl B	1,016,980	7,929
		69,825

Switzerland — 6.2%
ams AG	147,880	5,923
Cie Financiere Richemont SA	195,457	15,171
Credit Suisse Group AG	1,851,133	21,637
Credit Suisse Group AG ADR (A)	1,309,516	15,295
Idorsia Ltd *(A)	1,862,819	52,339
Kuehne + Nagel International AG	122,606	17,850
LafargeHolcim Ltd	327,478	15,479
Logitech International SA	104,040	4,217
Lonza Group AG	56,530	19,985
Nestle SA	876,675	98,348
Novartis AG	252,982	22,758
Novartis AG ADR (A)	356,961	32,166
Partners Group Holding AG	7,290	5,913
Roche Holding AG	535,970	146,580
Swiss Life Holding AG	61,348	29,098
Swiss Re AG	82,401	7,925
Zurich Insurance Group AG	50,570	18,001
		528,685

Taiwan — 2.1%
A-DATA Technology Co Ltd	620,331	962
ASE Technology Holding Co Ltd	7,776,932	17,678
AU Optronics Corp	9,348,000	2,434
Compal Electronics Inc	998,000	570
Eva Airways Corp	4,806,563	2,165
Holtek Semiconductor Inc	403,000	858
Hon Hai Precision Industry Co Ltd	5,790,480	13,679
Innolux Corp, Cl A	15,521,544	3,469
International Games System Co Ltd	135,000	1,625
Johnson Health Tech Co Ltd	214,000	593
Kindom Construction Corp	1,863,131	1,744
King Yuan Electronics Co Ltd	1,768,000	1,922
Lite-On Technology Corp	245,000	390
O-TA Precision Industry Co Ltd	669,000	1,091
Pou Chen Corp	726,000	906
Radiant Opto-Electronics Corp	290,000	1,048
Realtek Semiconductor Corp	322,000	2,204
Sheng Yu Steel Co Ltd	29,097	18
Simplo Technology Co Ltd	599,000	5,015
Taiwan Business Bank	8,488,620	3,324
Taiwan High Speed Rail Corp *	338,000	408
Taiwan Semiconductor Manufacturing Co Ltd	4,827,000	39,802
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,329,106	56,660
Taiwan Surface Mounting Technology Corp	634,000	1,502
Unimicron Technology Corp	808,000	1,005
United Microelectronics Corp	4,377,000	1,874
Wistron Corp	711,000	564
Yuanta Financial Holding Co Ltd	24,407,215	14,026
Zhen Ding Technology Holding Ltd	776,000	2,866
		180,402

Thailand — 0.6%
Bangchak Corp PCL	1,247,200	1,112

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Banpu PCL	13,172,400	$5,472
Electricity Generating PCL	37,000	407
Esso Thailand PCL	4,435,600	1,248
PTT Exploration & Production PCL	1,595,600	6,498
PTT PCL	2,569,200	3,718
Sea Ltd ADR *	393,004	12,623
Siam Commercial Bank PCL/The	2,877,900	11,625
Thai Oil PCL	1,806,000	4,002
Thanachart Capital PCL	707,300	1,307
		48,012

Turkey — 0.4%
Akbank T.A.S.	909,583	1,086
Haci Omer Sabanci Holding AS	389,116	587
KOC Holding AS	652,690	1,964
Koza Altin Isletmeleri AS *	86,049	1,012
Pegasus Hava Tasimaciligi AS *	337,452	4,114
Tekfen Holding AS	1,344,460	4,795
Trakya Cam Sanayii AS	1,890,909	830
Turkiye Garanti Bankasi AS	2,950,654	4,521
Turkiye Halk Bankasi AS	4,006,497	3,922
Turkiye Is Bankasi AS, Cl C	4,782,985	4,535
Turkiye Vakiflar Bankasi TAO, Cl D	5,642,370	4,502
Yapi ve Kredi Bankasi AS *(A)	7,755,529	3,055
		34,923

United Arab Emirates — 0.1%
Emaar Properties PJSC	971,201	1,310
First Abu Dhabi Bank PJSC	889,040	3,693
		5,003

United Kingdom — 7.9%
3i Group PLC	187,534	2,504
Abcam PLC	295,694	4,166
ASOS PLC *(A)	325,137	9,424
Associated British Foods PLC	1,242,023	34,351
BAE Systems PLC	5,946,043	39,509
Barclays PLC	8,947,525	14,885
Barratt Developments PLC	111,363	858
BHP Group PLC	255,410	5,515
Blue Prism Group plc *(A)	1,407,050	15,910
boohoo Group PLC *	5,042,454	14,824
BP PLC	2,676,244	16,303
BP PLC ADR (A)	139,034	5,137
British American Tobacco PLC	404,612	14,191
BT Group PLC, Cl A	290,166	585
Burberry Group PLC	1,426,487	37,594
Compass Group PLC	80,995	2,055
Diageo PLC	872,591	37,231
Drax Group PLC	192,489	633
Evraz PLC	701,652	4,241
Experian PLC	804,682	24,676
Ferrexpo PLC	2,429,432	5,979
Fresnillo PLC	571,994	5,158
Games Workshop Group PLC	9,505	507
GlaxoSmithKline PLC	623,950	13,006
Greencore Group PLC	3,181,003	8,131
Greggs PLC	70,543	1,816
GVC Holdings PLC	1,322,750	10,133
Hargreaves Lansdown PLC	795,951	18,204
Howden Joinery Group PLC	1,405,622	9,213
HSBC Holdings PLC	2,552,917	18,387
Inchcape PLC	129,574	912
Indivior PLC *	1,184,750	870
International Consolidated Airlines Group SA	1,389,231	7,135
Investec PLC	310,147	1,595
ITV PLC	6,914,473	9,764
JD Sports Fashion PLC	550,517	4,137

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
John Wood Group PLC	2,767,419	$12,703
Johnson Matthey PLC	208,318	7,383
Just Eat PLC *	1,268,645	12,141
Kingfisher PLC	2,349,702	5,564
Kingspan Group PLC	424,564	19,422
London Stock Exchange Group PLC	28,405	2,406
Man Group PLC/Jersey	1,759,449	3,571
Marel HF *(B)	4,849,170	22,429
Melrose Industries PLC	3,923,043	8,645
Pagegroup PLC	174,952	892
Polymetal International PLC	29,349	423
Polyus PJSC GDR	7,774	445
Prudential PLC	1,074,816	17,907
QinetiQ Group PLC	943,483	3,316
RELX PLC	1,051,518	25,196
Rio Tinto PLC	1,171,131	59,183
Rio Tinto PLC ADR	400,533	20,259
Rolls-Royce Holdings PLC	802,800	7,540
Royal Dutch Shell PLC, Cl A	120,089	3,328
Smiths Group PLC	906,214	18,425
SSP Group Plc	379,648	3,269
St James’s Place PLC	776,842	8,683
Standard Chartered PLC	846,780	6,414
Unilever PLC	119,154	7,540
Wizz Air Holdings Plc *(B)	106,970	4,685
		681,308

United States — 4.8%
Accenture PLC, Cl A	222,569	44,106
Atlassian Corp PLC, Cl A *	383,779	51,622
BCE Inc (A)	24,404	1,155
Carnival Corp, Cl A (A)	446,137	19,666
Core Laboratories NV (A)	228,189	9,034
CyberArk Software Ltd *	36,925	4,148
Equinix Inc	64,128	35,673
Everest Re Group Ltd	103,423	24,395
Gentex Corp	373,937	9,947
IHS Markit Ltd *	645,390	42,344
Medtronic PLC	403,684	43,553

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nomad Foods Ltd *	711,717	$14,341
NXP Semiconductors NV	88,307	9,020
PTC Inc *	224,867	14,722
Sensata Technologies Holding PLC *	323,488	14,745
Spotify Technology SA *	130,838	17,657
Tiffany & Co	174,732	14,830
Viavi Solutions Inc *	2,468,780	34,291
Yum China Holdings Inc	109,260	4,964
		410,213
Total Common Stock (Cost $7,004,309) ($ Thousands)		7,895,268

PREFERRED STOCK — 0.3%

Brazil — 0.3%
Cia de Transmissao de Energia Eletrica Paulista (C)	539,362	3,211
Cia Energetica de Minas Gerais (C)	178,300	640
Itau Unibanco Holding SA ADR (C)	1,364,521	11,244
Petroleo Brasileiro SA (C)	1,201,100	7,386
		22,481

Spain — 0.0%
Grifols SA (C)	212,489	4,502
Total Preferred Stock (Cost $29,475) ($ Thousands)		26,983

AFFILIATED PARTNERSHIP — 3.1%
SEI Liquidity Fund, L.P. 2.130% **†(D)	272,516,906	272,494
Total Affiliated Partnership (Cost $272,504) ($ Thousands)		272,494

CASH EQUIVALENT — 3.1%
SEI Daily Income Trust, Government Fund, Cl F
1.970%**†	262,497,307	262,497
Total Cash Equivalent (Cost $262,497) ($ Thousands)		262,497
Total Investments in Securities — 98.5% (Cost $7,568,785) ($ Thousands)		$8,457,242

A list of the open futures contracts held by the Fund at August 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro STOXX 50	2,295	Sep-2019	$88,748	$86,411	$(880)
FTSE 100 Index	427	Sep-2019	39,393	37,340	(1,109)
Hang Seng Index	294	Sep-2019	47,895	48,047	82
S&P TSX 60 Index	248	Sep-2019	36,565	36,636	150
SPI 200 Index	215	Sep-2019	24,406	23,796	(30)
TOPIX Index	377	Sep-2019	54,013	53,631	(1,353)

			$291,020	$285,861	$(3,140)

A list of the open forward foreign currency contracts held by the Fund at August 31, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	09/13/19	USD	1,737	EUR	1,556	$(23)
Morgan Stanley	09/13/19	USD	9,519	EUR	8,483	(171)
Morgan Stanley	09/13/19 - 10/29/19	EUR	28,950	USD	32,590	622
Morgan Stanley	10/29/19	GBP	33,087	USD	41,221	842
Morgan Stanley	10/30/19	KRW	15,261,918	USD	12,646	(6)
RBS	09/13/19	USD	22,524	EUR	20,295	(159)
RBS	09/13/19 - 12/16/19	EUR	38,271	USD	43,422	1,232
RBS	12/16/19	NOK	66,447	USD	7,382	70

						$2,407

Percentages are based on Net Assets of $8,583,951 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of August 31, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2019. The total market value of securities on loan at August 31, 2019 was $265,145 ($ Thousands).
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2019, the value of these securities amounted to $200,187 ($ Thousands), representing 2.3% of the Net Assets of the Fund.

(C)	There is currently no rate available.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2019 was $272,494 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — Great British Pound

GDR — Global Depositary Receipt

KRW — Korean Won

L.P. — Limited Partnership

Ltd. — Limited

NOK — Norwegian Krone

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

S&P — Standard & Poor’s

SPI — Share Price Index

TSX — Toronto Stock Exchange

TOPIX — Tokyo Price Index

USD — United States Dollar

The following is a list of the level of inputs used as of August 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$7,895,268	$–	$–	$7,895,268
Preferred Stock	22,481	4,502	–	26,983
Affiliated Partnership	–	272,494	–	272,494
Cash Equivalent	262,497	–	–	262,497

Total Investments in Securities	$8,180,246	$276,996	$–	$8,457,242

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$232	$–	$–	$232
Unrealized Depreciation	(3,372)	–	–	(3,372)
Forwards Contracts*
Unrealized Appreciation	–	2,766	–	2,766
Unrealized Depreciation	–	(359)	–	(359)

Total Other Financial Instruments	$(3,140)	$2,407	$–	$(733)

(1)

A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is summary of the transactions with affiliates for the period ended August 31, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 8/31/2019	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$308,147	$431,542	$(467,167)	$–	$(28)	$272,494	272,516,906	$1,394	$–
SEI Daily Income Trust, Government Fund, Cl F	296,413	169,438	(203,354)	–	–	262,497	262,497,307	1,402	–
Totals	$604,560	$600,980	$(670,521)	$–	$(28)	$534,991	535,014,213	$2,796	$–

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Screened World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.9%

Argentina — 0.9%
MercadoLibre Inc *	1,536	$913

Australia — 3.1%
Altium	1,925	48
Aristocrat Leisure Ltd	7,719	155
BGP Holdings*(A)	4,500	–
BHP Group Ltd	21,727	531
BHP Group Ltd ADR	5,471	269
BlueScope Steel Ltd	30,385	256
Cochlear Ltd	2,036	299
CSL Ltd	2,010	326
Enero Group	2,677	3
Fortescue Metals Group Ltd	69,392	374
Goodman Group	13,350	131
Johns Lyng Group Ltd	18,216	23
Jumbo Interactive Ltd	6,316	95
Macquarie Telecom Group Ltd	1,744	27
Midway Ltd	9,210	18
MyState Ltd	9,435	29
OM Holdings Ltd	41,402	17
Pacific Current Group Ltd	745	3
People Infrastructure Ltd	9,634	22
Regional Express Holdings Ltd	16,562	15
Rio Tinto Ltd	3,749	221
Saracen Mineral Holdings Ltd *	76,962	189
Tribune Resources	5,933	31
		3,082

Austria — 1.5%
Erste Group Bank AG	16,713	539
Kapsch TrafficCom AG	3,230	116
OMV AG	7,716	394
Schoeller-Bleckmann Oilfield Equipment AG	3,715	236
Strabag SE	889	29
voestalpine AG	8,330	192
		1,506

Belgium — 0.2%
Anheuser-Busch InBev	2,630	250

Brazil — 1.5%
Atacadao SA	38,200	206
Banco Bradesco SA ADR	46,174	369
JBS SA	85,862	620
Kroton Educacional SA	61,900	152
Porto Seguro SA	4,700	64
Tegma Gestao Logistica SA	4,597	36
Trisul SA	29,554	80
		1,527

Canada — 6.4%
Absolute Software Corp	40,000	237
Bank of Montreal	7,700	529
Bank of Nova Scotia/The	200	11
Canadian Imperial Bank of Commerce	5,900	458
Cogeco Communications Inc	523	41
Cogeco Inc	3,731	263
Constellation Software Inc/Canada	1,028	1,003
Corus Entertainment Inc, Cl B	2,817	11

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fairfax Financial Holdings Ltd	1,072	$479
GDI Integrated Facility Services Inc *	600	13
Leon’s Furniture	585	7
Magna International Inc, Cl A	7,656	384
Manulife Financial Corp	5,000	83
Points International Ltd *	5,120	58
Ritchie Bros Auctioneers Inc	5,423	214
Rogers Communications Inc, Cl B	9,051	448
Royal Bank of Canada	8,700	652
Storm Resources Ltd *	9,400	10
TC Energy	4,300	221
Tencent Music Entertainment Group ADR *	19,182	255
Teranga Gold *	29,800	121
Toronto-Dominion Bank/The	17,000	924
		6,422

Chile — 0.2%
Cia Cervecerias Unidas SA ADR	1,474	33
Enel Americas SA ADR	3,988	33
Sociedad Quimica y Minera de Chile SA ADR	6,901	170
		236

China — 3.3%
Alibaba Group Holding Ltd ADR *	5,870	1,027
Baidu Inc ADR *	1,430	149
BYD Co Ltd, Cl H	48,500	251
China Construction Bank Corp, Cl H	264,000	196
China Everbright Bank, Cl H	170,000	71
China Life Insurance Co Ltd, Cl H	146,000	342
Huadian Power International, Cl H	288,000	113
Jiangnan Group Ltd	411,228	14
Leju Holdings Ltd ADR *	9,831	17
Ping An Insurance Group Co of China Ltd, Cl H	66,000	757
Sinopharm Group Co Ltd, Cl H	67,200	243
Weichai Power Co Ltd, Cl H	51,000	78
		3,258

Colombia — 0.4%
Bancolombia SA ADR, Cl R	7,388	368

Czech Republic — 0.2%
Komercni Banka AS	5,077	180

Denmark — 1.7%
DSV A/S	4,326	430
H Lundbeck A/S ADR	1,168	42
North Media AS	3,882	21
Novo Nordisk A/S, Cl B	15,896	827
Novozymes A/S, Cl B	6,512	278
TCM Group A/S	686	11
Vestas Wind Systems A/S	1,430	105
		1,714

Finland — 1.2%
Alma Media OYJ	2,090	14
Huhtamaki OYJ	4,180	162
Kone OYJ, Cl B	7,992	463
Marimekko OYJ	2,134	67
Neste OYJ	9,612	303
Orion OYJ, Cl B	909	34
Sampo Oyj, Cl A	4,773	190
Scanfil Oyj	3,934	18
		1,251

France — 5.5%
Airbus SE	1,100	152
BioMerieux	885	72
BNP Paribas SA	7,490	339

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bollore SA	59,110	$251
Burelle SA	67	56
Capgemini SE	5,304	638
Criteo SA ADR *	4,451	87
Danone SA	5,288	474
Edenred	19,048	929
Esso SA Francaise *	594	15
Eurofins Scientific SE	812	372
GL Events	1,154	30
IDI SCA	368	17
Legrand SA	4,713	333
Peugeot SA	14,239	319
Safran SA	4,961	722
Societe Generale SA	6,202	158
Sodexo SA	3,632	412
Ubisoft Entertainment SA *	1,041	84
Vetoquinol SA	206	14
Virbac SA *	125	23
		5,497

Germany — 4.9%
Continental AG	3,504	424
Deutsche Boerse AG	4,818	710
Deutsche Telekom AG	10,465	175
E.ON SE	15,430	144
Eckert & Ziegler Strahlen- und Medizintechnik AG	2,367	412
IVU Traffic Technologies AG	3,622	36
Logwin AG	58	9
Merck KGaA	3,850	412
MTU Aero Engines AG	2,549	697
SAP SE	7,573	906
Scout24 AG (A)	10,899	646
Vonovia SE	5,904	294
		4,865

Greece — 0.3%
Athens Water Supply & Sewage Co SA	9,621	83
Motor Oil Hellas Corinth Refineries SA	7,938	194
		277

Hong Kong — 4.5%
361 Degrees International	81,000	17
AIA Group Ltd	75,000	730
Allied Group Ltd	2,000	10
Anhui Conch Cement Co Ltd, Cl H	78,500	442
ANTA Sports Products Ltd	50,000	415
Asia Satellite Telecommunications Holdings	24,000	32
Beijing Chunlizhengda Medical Instruments Co Ltd, Cl H	12,400	43
Bosideng International Holdings Ltd	110,000	38
Brilliance China Automotive Holdings	140,000	149
Build King Holdings Ltd	380,000	40
China Aoyuan Group	100,000	118
China Overseas Grand Oceans Group Ltd	159,000	76
CITIC Ltd	11,000	13
CLP Holdings Ltd	10,500	108
CNOOC Ltd	37,000	55
Country Garden Services Holdings Co Ltd	49,319	143
CRCC High-Tech Equipment, Cl H	105,500	18
Dongfang Electric Corp Ltd, Cl H	85,179	47
FSE Services Group Ltd	38,000	14
Guangnan Holdings Ltd	80,000	8
Hailan Holdings Ltd *	12,000	6
Henan Jinma Energy Co Ltd, Cl H	96,000	41
Hong Kong Exchanges & Clearing Ltd	13,700	420
Industrial & Commercial Bank of China Ltd, Cl H	730,000	461

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lion Rock Group Ltd	150,180	$24
Midland Holdings Ltd	56,000	8
Ping An Healthcare and Technology *	11,300	67
Rivera Holdings Ltd	192,000	12
Shanghai Fosun Pharmaceutical Group Co Ltd, Cl H	65,500	195
Tencent Holdings Ltd	14,700	609
Time Watch Investments Ltd	292,000	36
Yuexiu Property Co Ltd	294,000	63
Zhong An Group *	288,000	10
		4,468

Hungary — 0.2%
OTP Bank Nyrt	4,070	163

India — 1.6%
HDFC Bank Ltd ADR	3,967	428
Housing Development Finance Corp Ltd	15,857	481
ICICI Bank Ltd ADR	39,872	448
Tata Consultancy Services Ltd	7,300	231
		1,588

Indonesia — 0.2%
Adira Dinamika Multi Finance Tbk PT	25,000	19
Astra Graphia Tbk PT	207,712	15
Bekasi Fajar Industrial Estate Tbk PT	911,300	20
Blue Bird Tbk PT	85,800	16
Hexindo Adiperkasa Tbk PT	41,100	9
Mandala Multifinance Tbk PT	346,200	28
Mitrabara Adiperdana Tbk PT	183,234	25
Panin Financial Tbk PT *	1,679,800	36
		168

Ireland — 2.4%
CRH PLC	11,178	373
ICON PLC *	10,403	1,604
Ryanair Holdings PLC ADR *	6,722	385
		2,362

Israel — 2.0%
Bank Hapoalim BM ADR *	1,656	60
Check Point Software Technologies Ltd *	5,538	596
Israel Discount Bank Ltd ADR	1,349	56
Israel Discount Bank Ltd, Cl A	62,785	262
Kamada Ltd *	2,020	11
Nice Ltd *	3,700	567
Nice Ltd ADR *	2,764	424
		1,976

Italy — 1.6%
DeA Capital SpA	14,783	21
Enel SpA	32,018	233
Eni SpA	13,790	208
Italgas SpA	22,520	146
Leonardo SpA	29,880	366
Prysmian SpA	18,571	407
Servizi Italia SpA	6,330	20
UniCredit SpA	18,725	207
		1,608

Japan — 12.0%
Advantest Corp	4,400	181
Aichi Electric Co Ltd	1,200	32
Ainavo Holdings Co Ltd	5,700	52
Aiphone Co Ltd	2,400	36
Aoki Super Co Ltd	500	12
Astellas Pharma Inc	13,600	189
Chubu Electric Power Co Inc	13,000	192
Daifuku Co Ltd	2,100	99
Daikin Industries	900	112

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Denso Corp	16,600	$697
FANUC Corp	1,600	278
FUJIFILM Holdings Corp	3,100	133
Fujii Sangyo Corp	1,000	12
Fujitsu Ltd	6,500	502
Hashimoto Sogyo Holdings Co Ltd	880	12
Himacs Ltd	700	12
Hitachi Ltd	10,000	342
Hokuriku Gas Co Ltd	700	20
Honda Motor Co Ltd	6,600	157
Japan Exchange Group Inc	41,800	662
JBCC Holdings Inc	8,300	114
Kakiyasu Honten Co Ltd	3,039	59
Kanefusa Corp	2,300	17
Kao Corp	3,500	253
KDDI Corp	26,800	716
Koike Sanso Kogyo Co Ltd	400	8
Marubeni Corp	16,100	103
Maruzen Co Ltd/Taito ward	1,300	23
Minori Solutions Co Ltd	2,400	40
Mitsubishi Estate Co Ltd	11,400	219
NET One Systems Co Ltd	4,000	107
Nidec Corp	3,400	444
Nintendo Co Ltd	400	152
Nippon Telegraph & Telephone Corp	11,170	536
NJS Co Ltd	2,800	41
NTT Data Corp	2,700	35
NTT DOCOMO Inc	15,400	389
Okinawa Cellular Telephone Co	700	23
Olympus	17,300	203
PCA Corp	600	26
Persol Holdings	2,200	45
Rakuten Inc	10,100	95
Recruit Holdings Co Ltd	6,300	191
Sankyo Frontier Co Ltd	848	27
Secom Co Ltd	8,900	760
Shimano Inc	2,600	374
SMC Corp/Japan	1,100	416
Softbank Corp	37,600	528
SoftBank Group Corp	9,400	427
Sony Corp	6,100	347
Sumitomo Mitsui Financial Group Inc	1,400	46
Sumitomo Mitsui Trust Holdings Inc	11,100	363
Techno Medica Co Ltd	1,100	21
TIS Inc	500	29
Tokio Marine Holdings Inc	6,300	325
Toray Industries Inc	48,900	349
Tottori Bank Ltd/The	1,600	21
Toyota Tsusho Corp	10,900	338
Tsubakimoto Kogyo Co Ltd	2,700	80
Yamae Hisano Co Ltd	2,200	26
		12,048

Malaysia — 0.3%
AFFIN Bank Bhd	33,500	16
Allianz Malaysia Bhd	19,700	69
Hong Leong Bank Bhd	4,484	18
I-Bhd	91,600	7
Kenanga Investment Bank Bhd	298,800	36
Lii Hen Industries	40,200	28
Magni-Tech Industries Bhd	10,700	14
Malaysian Pacific Industries Bhd	6,369	13
MKH Bhd	70,500	20
Mulpha International Bhd *	36,300	17
Ranhill Holdings Bhd	116,400	37
Tropicana Corp Bhd	87,300	18
		293

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Mexico — 0.5%
Bio Pappel SAB de CV *	16,386	$19
Cia Minera Autlan SAB de CV	12,516	6
Credito Real SAB de CV SOFOM ER	37,307	41
Grupo Comercial Chedraui SA de CV	59,368	82
Grupo Financiero Banorte SAB de CV, Ser O	62,300	336
		484

Netherlands — 4.5%
ASML Holding NV	1,386	309
EXOR NV	4,832	327
Heineken Holding NV	4,904	486
Heineken NV	4,801	512
IMCD NV	2,655	187
Koninklijke Ahold Delhaize NV	20,110	471
Koninklijke Philips NV	10,955	517
Koninklijke Vopak NV	3,040	145
SNS Reaal *(A)	1,762	–
Takeaway.com *	2,319	222
Unilever	10,915	678
Wolters Kluwer NV	9,560	690
		4,544

New Zealand — 0.2%
Fisher & Paykel Healthcare Corp Ltd	5,590	59
SKYCITY Entertainment Group Ltd	48,495	117
		176

Norway — 1.3%
DNB ASA	30,516	492
Equinor ASA ADR	21,712	370
FLEX LNG Ltd *	10,425	103
Norsk Hydro ASA	78,967	250
SpareBank 1 BV	4,160	17
Sparebanken Sor	1,278	13
Telenor ASA	1,179	24
		1,269

Panama — 0.4%
Copa Holdings SA, Cl A	3,599	371

Peru — 0.3%
Credicorp Ltd	1,524	316
Empresa Siderurgica del Peru SAA	50,198	8
		324

Philippines — 0.0%
Top Frontier Investment Holdings Inc *	3,186	15

Poland — 0.1%
Agora SA	6,025	17
Amica SA	1,476	41
ComArch SA	299	13
Dom Development SA	1,280	26
Zespol Elektrowni Patnow Adamow Konin SA *	7,804	16
		113

Portugal — 0.1%
NOS SGPS SA	20,211	119

Qatar — 0.1%
Ooredoo QPSC	78,390	151

Russia — 0.7%
Magnit PJSC GDR	13,228	175
MMC Norilsk Nickel PJSC ADR	8,045	195
Sberbank of Russia PJSC ADR	22,376	307
Severstal PJSC GDR	3,901	58
		735

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Singapore — 2.1%
Boustead Singapore Ltd	75,900	$39
China Aviation Oil Singapore	30,900	26
DBS Group Holdings Ltd	40,500	716
Dutech Holdings Ltd	31,100	5
Great Eastern Holdings Ltd	1,300	22
Hong Leong Finance Ltd	11,276	21
Hour Glass	38,000	22
Jardine Cycle & Carriage Ltd	12,100	269
Micro-Mechanics Holdings Ltd	21,181	24
Oversea-Chinese Banking Corp Ltd	8,200	63
Riverstone Holdings Ltd/Singapore	29,404	20
Sing Investments & Finance Ltd	21,700	22
Singapore Exchange Ltd	47,300	280
Sinostar PEC Holdings Ltd	89,447	10
Stamford Land Corp Ltd	142,800	49
Tiong Seng Holdings Ltd	7,037	1
United Industrial Corp Ltd	76,700	157
United Overseas Bank Ltd	21,774	392
		2,138

South Africa — 1.3%
African Rainbow Minerals Ltd	19,719	215
ArcelorMittal South Africa Ltd *	85,493	11
Combined Motor Holdings Ltd	9,481	13
Discovery Ltd	30,863	234
Hulamin Ltd	53,612	7
Metair Investments Ltd	19,199	28
MiX Telematics Ltd ADR	761	11
Naspers Ltd, Cl N	2,060	469
Standard Bank Group Ltd	25,251	295
		1,283

South Korea — 2.8%
Fursys	377	10
Geumhwa PSC Co Ltd	382	9
Huneed Technologies *	3,433	19
Kia Motors Corp	8,310	300
Korea Airport Service Co Ltd	970	34
Korea Electronic Power Industrial Development Co Ltd	8,597	23
LG Electronics Inc	4,856	246
Maeil Holdings Co Ltd	3,735	39
MegaStudy Co Ltd	2,031	17
MegaStudyEdu Co Ltd	1,680	44
Moorim Paper Co Ltd	6,617	15
NAVER Corp	1,890	229
RedcapTour Co Ltd	2,781	38
Samsung Electronics Co Ltd	37,566	1,365
SK Hynix Inc	6,279	401
		2,789

Spain — 1.7%
Amadeus IT Group SA, Cl A	9,913	740
Bankinter SA	38,515	225
Cia de Distribucion Integral Logista Holdings SA	6,568	129
Grifols SA	7,096	225
Industria de Diseno Textil SA	11,571	358
		1,677

Sweden — 1.4%
AddNode Group AB, Cl B	1,090	16
Atlas Copco AB, Cl B	16,936	451
Bergman & Beving AB	3,040	28
Biotage AB	14,163	148
Elekta AB, Cl B	6,260	80
Epiroc AB, Cl B	30,318	301
Hennes & Mauritz, Cl B	13,240	254

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Medcap AB *	11,357	$143
SkiStar	2,270	27
		1,448

Switzerland — 5.8%
ams	4,580	183
Cie Financiere Richemont SA	4,055	315
CPH Chemie & Papier Holding AG	219	18
Credit Suisse Group AG	22,065	258
Credit Suisse Group AG ADR	25,816	301
Glarner Kantonalbank	757	24
Highlight Communications AG	1,314	6
Kuehne + Nagel International AG	2,490	362
Lastminute.com NV *	670	22
Logitech International SA	3,210	130
Nestle SA	10,040	1,126
Novartis AG	4,608	415
Novartis AG ADR	7,038	634
Partners Group Holding AG	230	187
Roche Holding AG	5,592	1,529
Swiss Life Holding AG	240	114
Zurich Insurance Group AG	460	164
		5,788

Taiwan — 2.9%
ASE Technology Holding Co Ltd	154,137	350
HIM International Music	4,000	16
Hon Hai Precision Industry Co Ltd	114,440	270
Hsing TA Cement Co	45,600	24
Taiwan Semiconductor Manufacturing Co Ltd	109,000	899
Taiwan Semiconductor Manufacturing Co Ltd ADR	22,208	947
TOPBI International Holdings	4,683	15
Wistron Corp	118,000	93
Yuanta Financial Holding Co Ltd	480,000	276
		2,890

Thailand — 0.8%
Nava Nakorn PCL	422,400	28
PTT Exploration & Production PCL	124,200	506
Supalai PCL	304,500	196
Thai Rayon PCL	31,940	33
Thai Stanley Electric PCL	4,800	29
		792

Turkey — 1.3%
Akbank T.A.S.	96,331	115
Aksigorta AS	57,243	50
AvivaSA Emeklilik ve Hayat AS	25,715	39
Coca-Cola Icecek AS	14,154	84
Haci Omer Sabanci Holding AS	200,106	302
KOC Holding AS	50,741	153
Logo Yazilim Sanayi Ve Ticaret *	1,727	11
Turkiye Garanti Bankasi AS	189,897	291
Turkiye Sise ve Cam Fabrikalari AS	26,294	20
Ulker Biskuvi Sanayi	31,490	97
Yapi ve Kredi Bankasi AS *	351,479	138
		1,300

United Arab Emirates — 0.1%
First Abu Dhabi Bank PJSC	27,530	114

United Kingdom — 8.5%
4imprint Group	69	2
ASOS PLC *	6,745	196
Associated British Foods PLC	5,320	147
BAE Systems PLC	8,154	54
Barclays PLC	176,391	293
BHP Group PLC	8,090	175

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
boohoo Group PLC *	101,920	$300
BP PLC ADR	563	21
Burberry Group PLC	10,876	287
Computacenter PLC	1,190	19
Dart Group PLC	1,666	15
Diageo PLC	17,203	734
Ergomed PLC *	4,707	19
Evraz PLC	34,681	210
Exillon Energy PLC *	4,819	2
Experian PLC	16,160	496
Ferrexpo PLC	34,735	85
Fiat Chrysler Automobiles NV	4,000	52
Gem Diamonds Ltd	19,498	16
Greggs PLC	1,638	42
Hargreaves Lansdown PLC	16,518	378
Howden Joinery Group PLC	29,227	192
HSBC Holdings PLC	81,899	590
Indivior PLC *	17,994	13
International Consolidated Airlines Group SA	25,167	129
ITV PLC	136,311	192
Judges Scientific PLC	1,706	71
Just Eat PLC *	25,767	247
Kingspan Group PLC	8,551	391
Legal & General Group PLC	36,738	98
London Stock Exchange Group PLC	3,077	261
Magnitogorsk Iron & Steel Works PJSC GDR	2,993	24
NWF Group PLC	7,826	16
Pagegroup PLC	2,389	12
Prudential PLC	21,779	363
Reach PLC	23,572	26
RELX	5,995	144
RELX PLC	17,724	425
Rio Tinto PLC	11,964	605
Rio Tinto PLC ADR	7,897	399
Robert Walters PLC	2,187	14
Royal Mail PLC	2,376	6
Sopheon PLC	2,598	25
Spirent Communications	118,480	266
St James’s Place PLC	16,255	182
Standard Chartered	26,190	198
Tesco PLC	24,820	66
Vertu Motors PLC	30,896	13
		8,511

United States — 2.9%
Atlantica Yield	4,869	116
Atlassian Corp PLC, Cl A *	2,985	401
Carnival Corp, Cl A	8,796	388
Coca-Cola European Partners PLC	5,258	296
Core Laboratories NV	4,499	178
Everest Re Group Ltd	2,039	481
Kimberly-Clark de Mexico ADR	1,784	18
Nomad Foods Ltd *	12,760	257
NXP Semiconductors NV	3,070	314
Spotify Technology SA *	2,597	350
Yum China Holdings Inc	3,380	154
		2,953
Total Common Stock (Cost $88,528) ($ Thousands)		96,004

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 0.6%

Brazil — 0.4%
Banco do Estado do Rio Grande do Sul SA (B)	12,700	$68
Centrais Eletricas Santa Catarina (B)	7,400	83
Itau Unibanco Holding SA ADR (B)	27,466	226
		377

Germany — 0.1%
Draegerwerk AG & Co KGaA (B)	254	12
KSB SE & Co KGaA (B)	237	71
		83

Spain — 0.1%
Grifols SA (B)	3,912	83
Total Preferred Stock (Cost $592) ($ Thousands)		543

	Number of Rights

RIGHTS — 0.0%

Taiwan — 0.0%
The Shanghai Commercial & SA, Expires 10/10/2019	1,190	–
Total Rights (Cost $—) ($ Thousands)		–

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Cl F
1.970%**†	1,734,518	1,735
Total Cash Equivalent (Cost $1,735) ($ Thousands)		1,735

Total Investments in Securities — 98.2% (Cost $90,855) ($ Thousands)		$98,282

A list of the open futures contracts held by the Fund at August 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
DJ Euro STOXX 50 Index	13	Sep-2019	$498	$489	$(4)
FTSE 100 Index	1	Sep-2019	87	87	1
Hang Seng Index	1	Sep-2019	163	163	1
S&P TSX 60 Index	1	Sep-2019	147	148	1
SPI 200 Index	1	Sep-2019	108	111	2
TOPIX Index	3	Sep-2019	422	427	5

			$1,425	$1,425	$6

Percentages are based on Net Assets of $100,072 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of August 31, 2019.
†	Investment in Affiliated Security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE— Financial Times and Stock Exchange

GDR — Global Depositary Receipt

L.P. — Limited Partnership

Ltd. — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

S&P— Standard & Poor’s

SPI — Share Price Index

TOPIX — Tokyo Price Index

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of August 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$96,004	$–	$–	$96,004
Preferred Stock	460	83	–	543
Right	–	–	–	–
Cash Equivalent	1,735	–	–	1,735

Total Investments in Securities	$98,199	$83	$–	$98,282

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$10	$–	$–	$10
Unrealized Depreciation	(4)	–	–	(4)

Total Other Financial Instruments	$6	$–	$–	$6

*Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended August 31, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 8/31/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$2,276	$1,235	$(1,776)	$—	$—	$1,735	1,734,518	$11	$—

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

World Select Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.3%

Argentina — 0.1%
Banco BBVA Argentina SA ADR	9,458	$40
Banco Macro SA ADR	12,152	283
Central Puerto SA ADR *	11,700	33
Globant SA *	74	7
Grupo Financiero Galicia SA ADR	203	2
YPF SA ADR	1,800	15
		380

Australia — 0.4%
AGL Energy Ltd	721	9
Appen Ltd	2,683	47
Aristocrat Leisure Ltd	5,226	105
Aurizon Holdings Ltd	2,093	8
Beach Energy Ltd	77,724	128
Challenger Ltd	3,948	18
Coca-Cola Amatil Ltd	60,314	442
Computershare Ltd	6,262	65
CSL Ltd	842	137
Fortescue Metals Group Ltd	76,039	410
Goodman Group	7,253	71
Incitec Pivot Ltd	3,476	7
Inghams Group Ltd	10,194	22
Jumbo Interactive Ltd	1,922	29
Macquarie Group Ltd	1,280	107
Magellan Financial Group Ltd	8,789	300
Metcash Ltd	6,526	13
Newcrest Mining Ltd	644	16
Northern Star Resources Ltd	19,200	154
NRW Holdings Ltd	13,286	22
Rio Tinto Ltd	1,627	96
Santos Ltd	11,827	57
Saracen Mineral Holdings Ltd *	28,001	69
Silver Lake Resources Ltd *	37,199	27
South32 Ltd	7,602	13
Stockland ‡	145,700	444
Washington H Soul Pattinson & Co Ltd	4,349	61
		2,877

Austria — 0.2%
Oesterreichische Post AG	12,800	457
Raiffeisen Bank International AG	33,526	734
Vienna Insurance Group AG Wiener Versicherung Gruppe	14,500	358
voestalpine AG	401	9
		1,558

Belgium — 0.1%
Ageas	9,689	520
Colruyt SA	4,044	208
Orange Belgium SA	1,659	36
Proximus SADP	1,161	34
UCB SA	203	15
		813

Bermuda — 0.0%
Invesco Ltd	2,372	37

Brazil — 0.6%
Atacadao SA *	18,999	102
B3 SA - Brasil Bolsa Balcao	600	6

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Banco BTG Pactual SA *	500	$7
Banco do Brasil SA *	9,902	111
BRF SA *	4,300	40
CCR SA	4,800	19
Cia de Saneamento do Parana	31,500	661
Cia Siderurgica Nacional SA	189,402	652
Construtora Tenda SA	54,346	332
Direcional Engenharia SA	58,900	182
JBS SA	99,075	716
Kroton Educacional SA	5,200	13
Lojas Renner SA	1,530	19
Magazine Luiza SA	25,544	225
Petrobras Distribuidora SA	44,293	307
Petroleo Brasileiro SA *	14,300	97
TOTVS SA *	12,528	163
Ultrapar Participacoes SA	6,900	27
Vale SA *	12,360	136
Vale SA ADR, Cl B *	6,801	75
		3,890

Canada — 1.5%
Badger Daylighting Ltd	1,771	56
Bank of Montreal	200	14
Bausch Health Cos Inc *	900	19
Canadian Imperial Bank of Commerce	5,900	458
Canadian National Railway Co	34,615	3,194
Canadian Pacific Railway Ltd	500	121
Canadian Tire Corp Ltd, Cl A	5,200	526
CGI Inc, Cl A *	2,600	204
Cogeco Communications Inc	726	57
Constellation Software Inc/Canada	200	195
Detour Gold Corp *	6,672	120
Element Fleet Management Corp	14,249	114
Empire Co Ltd, Cl A	8,990	249
Enerflex Ltd	4,347	40
ERO Copper Corp *	742	11
FirstService Corp	1,772	184
Gibson Energy Inc	6,971	121
Husky Energy Inc	4,100	28
Imperial Oil Ltd	1,600	39
Kirkland Lake Gold Ltd	9,188	448
Labrador Iron Ore Royalty Corp	3,019	59
Loblaw Cos Ltd	10,100	554
Lululemon Athletica Inc *	6,071	1,121
Lundin Mining Corp	1,500	7
Methanex Corp	300	10
National Bank of Canada	400	19
RioCan Real Estate Investment Trust ‡	1,700	34
Rogers Communications Inc, Cl B	9,300	461
TELUS Corp	16,200	588
TFI International Inc	4,711	137
Thomson Reuters Corp	100	7
Toronto-Dominion Bank/The	12,400	674
WSP Global Inc	800	43
		9,912

Chile — 0.0%
Empresas CMPC SA	2,989	7
Latam Airlines Group SA	3,571	30
		37

China — 1.9%
Alibaba Group Holding Ltd ADR *	10,199	1,785
Anhui Conch Cement Co Ltd, Cl A	2,635	15
Anhui Gujing Distillery Co Ltd, Cl B	2,602	23
Autohome Inc ADR *	2,706	236
Bank of Communications Co Ltd, Cl H	493,000	323
BYD Co Ltd, Cl H	4,500	23
Changyou.com Ltd ADR *	15,371	88

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
China Communications Construction Co Ltd, Cl H	31,000	$24
China Construction Bank Corp, Cl H	1,731,000	1,286
China Mobile Ltd	117,000	970
China National Building Material Co Ltd, Cl H	262,000	225
China Telecom Corp Ltd, Cl H	2,302,001	1,031
Guangzhou R&F Properties Co Ltd	385,200	620
Hexindai Inc ADR *	19,700	37
Huaxin Cement Co Ltd, Cl A	218,069	567
Huaxin Cement Co Ltd, Cl B	12,289	22
JD.com Inc ADR *	1,979	60
Jiangsu Kanion Pharmaceutical Co Ltd, Cl A	39,694	96
Kunlun Energy Co Ltd	40,000	35
Kweichow Moutai Co Ltd, Cl A	5,103	816
Li Ning Co Ltd	293,535	867
Luzhou Laojiao Co Ltd, Cl A	1,826	25
NetEase Inc ADR	1,446	369
New Hope Liuhe Co Ltd, Cl A	5,728	16
Ping An Insurance Group Co of China Ltd, Cl H	110,500	1,268
Sany Heavy Industry Co Ltd, Cl A	216,817	409
Shenzhou International Group Holdings Ltd	5,900	80
SINA Corp/China *	400	16
Sinopharm Group Co Ltd, Cl H	11,200	40
Tangshan Jidong Cement Co Ltd, Cl A	83,591	178
Vipshop Holdings Ltd ADR *	3,207	27
Weichai Power Co Ltd, Cl H	588,253	901
Wens Foodstuffs Group Co Ltd	7,223	42
Zhuzhou CRRC Times Electric Co Ltd, Cl H	5,600	22
		12,542

Colombia — 0.0%
Ecopetrol SA ADR	9,315	147

Croatia — 0.0%
Hrvatski Telekom dd	12,500	293

Czech Republic — 0.1%
CEZ AS	1,921	43
Komercni banka as	10,696	380
Philip Morris CR AS	23	13
		436

Denmark — 0.4%
Carlsberg A/S, Cl B	9,134	1,351
Chr Hansen Holding A/S	982	83
Coloplast A/S, Cl B	493	59
Orsted A/S	884	85
Pandora A/S	12,966	553
Scandinavian Tobacco Group A/S	30,800	355
		2,486

Estonia — 0.0%
Tallink Grupp AS	301,246	314

Finland — 0.3%
DNA Oyj	2,693	62
Elisa Oyj, Cl A	345	17
Fortum Oyj	4,664	103
Neste Oyj	9,621	303
Nokia Oyj	301,838	1,496
Stora Enso Oyj, Cl R	3,375	38
UPM-Kymmene Oyj	6,035	163
		2,182

France — 3.8%
Aeroports de Paris	380	66

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AXA SA	77,199	$1,774
BNP Paribas SA	34,248	1,548
Capgemini SE	20,244	2,433
Carrefour SA	128,143	2,187
Cie de Saint-Gobain	69,238	2,502
Cie Generale des Etablissements Michelin SCA, Cl B	18,552	1,953
Dassault Systemes SE	695	98
Edenred	1,855	91
Electricite de France SA	7,380	90
Eutelsat Communications SA	870	15
Gaztransport Et Technigaz SA	1,156	108
Hermes International	307	210
Iliad SA	229	24
Ingenico Group SA	70	7
Ipsen SA	170	18
Kering SA	2,250	1,091
Klepierre SA ‡	42,530	1,300
LVMH Moet Hennessy Louis Vuitton SE	43	17
Mersen SA	596	20
Orange SA	89,082	1,354
Publicis Groupe SA	42,867	2,059
Sanofi	37,127	3,194
SCOR SE	1,493	60
SES SA, Cl A	2,385	39
Societe Generale SA	311	8
Suez	1,293	20
Teleperformance	269	59
Thales SA	229	27
TOTAL SA	64,828	3,241
		25,613

Germany — 1.4%
adidas AG	268	80
Allianz SE	10,863	2,399
Amadeus Fire AG	267	31
Bayerische Motoren Werke AG	16,956	1,135
Borussia Dortmund GmbH & Co KGaA	1,227	13
Commerzbank AG	4,124	23
Deutsche Bank AG	5,091	37
Deutsche Wohnen SE	474	17
Evonik Industries AG	13,600	347
Hannover Rueck SE	4,427	706
HOCHTIEF AG	2,500	272
Merck KGaA	15,856	1,698
MTU Aero Engines AG	6,082	1,663
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	3,143	754
QIAGEN NV *	219	8
RWE AG	2,087	59
thyssenkrupp AG	948	12
Uniper SE	722	22
Varta AG *	609	52
Vonovia SE	1,622	81
Wirecard AG	756	121
		9,530

Greece — 0.0%
Motor Oil Hellas Corinth Refineries SA	2,997	73

Hong Kong — 1.0%
Agile Group Holdings Ltd	189,894	243
Anhui Conch Cement Co Ltd, Cl H	194,730	1,097
ANTA Sports Products Ltd	1,000	8
Asia Cement China Holdings Corp	10,372	12
Bank of China Ltd, Cl H	798,000	305
Bosideng International Holdings Ltd	147,972	51
Brilliance China Automotive Holdings Ltd	16,000	17
Cafe de Coral Holdings Ltd	15,987	51
China Ding Yi Feng Holdings Ltd	16,000	47

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
China Evergrande Group	13,000	$27
China Gas Holdings Ltd	10,000	41
China Overseas Grand Oceans Group Ltd	76,656	36
China Pacific Insurance Group Co Ltd, Cl H	50,200	201
China Unicom Hong Kong Ltd	6,000	6
CLP Holdings Ltd	5,000	52
CNOOC Ltd	59,000	88
Country Garden Services Holdings Co Ltd	105,265	305
CSI Properties Ltd	231,286	8
ENN Energy Holdings Ltd	3,800	43
Fairwood Holdings Ltd	3,499	11
Guangdong Investment Ltd	30,000	63
HK Electric Investments & HK Electric Investments Ltd	12,500	12
HKT Trust & HKT Ltd	42,000	66
Industrial & Commercial Bank of China Ltd, Cl H	1,641,002	1,037
Lenovo Group Ltd	268,672	177
NetDragon Websoft Holdings Ltd	28,811	74
New China Life Insurance Co Ltd, Cl H	8,300	33
New World Development Co Ltd	12,000	15
NWS Holdings Ltd	19,000	33
Sino Biopharmaceutical Ltd	334,000	497
SSY Group Ltd	66,997	59
Sun Hung Kai Properties Ltd	14,500	206
Swire Pacific Ltd, Cl A	6,500	64
Tencent Holdings Ltd	30,990	1,285
WH Group Ltd	38,880	31
Wharf Real Estate Investment Co Ltd	2,000	11
YiChang HEC ChangJiang Pharmaceutical Co Ltd, Cl H	26,400	126
Yihai International Holding Ltd	2,012	12
Zoomlion Heavy Industry Science and Technology Co Ltd	685,200	414
		6,864

Hungary — 0.2%
Magyar Telekom Telecommunications PLC	394,955	556
MOL Hungarian Oil & Gas PLC	35,000	343
Richter Gedeon Nyrt	26,500	443
		1,342

India — 0.8%
Adani Ports & Special Economic Zone Ltd	2,447	13
Bharat Petroleum Corp Ltd	2,678	13
Bharti Airtel Ltd	1,664	8
Birla *	3,446	26
Grasim Industries Ltd	751	8
HCL Technologies Ltd	5,371	83
Hindustan Unilever Ltd	6,269	165
ICICI Bank Ltd	4,048	23
Indiabulls Housing Finance Ltd	18,075	115
Indian Oil Corp Ltd	10,637	18
Infosys Ltd	7,843	90
Infosys Ltd ADR	63,000	724
Inox Leisure Ltd *	7,124	28
InterGlobe Aviation Ltd	3,914	93
JK Lakshmi Cement Ltd	2,361	11
JSW Steel Ltd	4,350	13
Manappuram Finance Ltd	49,363	82
Nestle India Ltd	1,049	189
NMDC Ltd	308,594	359
Oil & Natural Gas Corp Ltd	402,695	684
Oil India Ltd	173,800	360
Power Finance Corp Ltd *	22,040	32
Power Grid Corp of India Ltd	25,841	73

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
REC Ltd	355,612	$718
Redington India Ltd	8,973	14
State Bank of India *	5,802	22
Tata Consultancy Services Ltd	21,523	681
Tata Motors Ltd *	12,300	20
Tech Mahindra Ltd	1,834	18
Titan Co Ltd	477	7
UltraTech Cement Ltd	302	17
Vedanta Ltd	32,869	64
WNS Holdings Ltd ADR *	4,072	248
		5,019

Indonesia — 0.1%
Bank Rakyat Indonesia Persero Tbk PT	35,800	11
Charoen Pokphand Indonesia Tbk PT	135,403	48
Gudang Garam Tbk PT	49,000	240
Mitra Adiperkasa Tbk PT	504,600	35
Ramayana Lestari Sentosa Tbk PT	118,496	10
Telekomunikasi Indonesia Persero Tbk PT	345,500	109
		453

Ireland — 0.0%
Globe Life Inc	207	19

Israel — 0.1%
Bank Leumi Le-Israel BM	6,136	42
Check Point Software Technologies Ltd *	337	36
Israel Chemicals Ltd	15,928	72
Mellanox Technologies Ltd *	2,501	268
Nice Ltd *	155	24
Teva Pharmaceutical Industries Ltd ADR *	1,502	10
		452

Italy — 0.9%
Atlantia SpA	294	7
Davide Campari-Milano SpA	1,347	13
doValue SpA	1,978	22
Enel SpA	395,815	2,874
Eni SpA	3,738	56
Hera SpA	140,400	561
Intesa Sanpaolo SpA	1,102,155	2,419
Moncler SpA	2,552	96
Poste Italiane SpA	17,390	187
Recordati SpA	175	8
Telecom Italia SpA/Milano *	125,882	66
		6,309

Japan — 17.2%
Adastria Co Ltd	2,343	45
Advantest Corp	6,187	254
Aeon Co Ltd	7,000	124
AEON REIT Investment Corp	300	394
AGC Inc/Japan	39,700	1,146
Aichi Steel Corp	7,300	214
Aisin Seiki Co Ltd	21,100	626
Akatsuki Inc	203	13
Aoyama Trading Co Ltd	46,000	815
Aozora Bank Ltd	9,400	217
Asahi Group Holdings Ltd	83,876	3,916
Bandai Namco Holdings Inc	9,385	553
BayCurrent Consulting Inc	570	26
Brother Industries Ltd	100	2
Canon Inc	15,800	411
Central Japan Railway Co	8,720	1,726
Chiba Bank Ltd/The	3,200	16
Chubu Electric Power Co Inc	4,800	71
Chugoku Electric Power Co Inc/The	2,600	33
Citizen Watch Co Ltd	294,400	1,342
Cosel Co Ltd	25,400	243
Credit Saison Co Ltd	167,900	1,870

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cybozu Inc	1,006	$11
Daibiru Corp	59,500	574
Daido Steel Co Ltd	12,200	458
Daifuku Co Ltd	200	10
Dai-ichi Life Holdings Inc	166,000	2,265
Daiichi Sankyo Co Ltd	2,500	165
Daito Trust Construction Co Ltd	29,971	3,863
Daiwa Securities Group Inc	346,400	1,494
Daiwabo Holdings Co Ltd	374	15
DCM Holdings Co Ltd	37,900	376
Denso Corp	51,500	2,163
Dentsu Inc	500	17
DIC Corp	18,800	497
Dowa Holdings Co Ltd	19,900	637
Eisai Co Ltd	2,500	128
Eizo Corp	12,100	404
Enigmo Inc *	1,052	12
Exedy Corp	31,700	595
FamilyMart Co Ltd	2,100	49
Fancl Corp	3,148	77
Fast Retailing Co Ltd	200	117
Fuji Media Holdings Inc	11,600	151
FUJIFILM Holdings Corp	9,200	394
FULLCAST Holdings Co Ltd	756	14
Furukawa Co Ltd	21,100	262
Goldcrest Co Ltd	15,800	300
Goldwin Inc	472	65
GungHo Online Entertainment Inc *	1,912	44
Hachijuni Bank Ltd/The	60,000	216
Hakuhodo DY Holdings Inc	1,800	27
Hiroshima Bank Ltd/The	75,400	345
Hokuetsu Corp	83,400	416
Honda Motor Co Ltd	153,600	3,652
Hoshizaki Corp	100	7
Hoya Corp	700	57
IHI Corp	600	12
Inaba Denki Sangyo Co Ltd	5,600	251
Isetan Mitsukoshi Holdings Ltd	32,000	243
Itochu Enex Co Ltd	38,000	290
Iyo Bank Ltd/The	56,600	270
Japan Airlines Co Ltd	14,200	444
Japan Lifeline Co Ltd	45,200	708
Japan Prime Realty Investment Corp, Cl A ‡	7	32
Japan Real Estate Investment Corp, Cl A ‡	8	53
Japan Tobacco Inc	209,300	4,438
JFE Holdings Inc	189,500	2,220
JGC Corp	97,500	1,134
JXTG Holdings Inc	4,500	19
Kajima Corp	38,500	469
Kansai Electric Power Co Inc/The	3,000	37
Kansai Paint Co Ltd	1,800	38
Kawasaki Heavy Industries Ltd	900	18
KDDI Corp	141,800	3,787
Keihan Holdings Co Ltd	1,000	42
Keio Corp	900	56
Kikkoman Corp	1,400	63
Kirin Holdings Co Ltd	3,900	77
Konica Minolta Inc	200	1
K’s Holdings Corp	177,300	1,903
Kumagai Gumi Co Ltd	1,451	40
Kuraray Co Ltd	63,700	727
Kyushu Electric Power Co Inc	3,700	37
Marubeni Corp	2,100	13
Mazda Motor Corp	249,400	2,096
Medipal Holdings Corp	1,000	21
Meidensha Corp	18,600	307
Miraca Holdings Inc	15,600	344
Mitsubishi Corp	300	7

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mitsubishi Heavy Industries Ltd	6,200	$233
Mitsubishi UFJ Financial Group Inc	352,800	1,696
Mitsubishi UFJ Lease & Finance Co Ltd	344,600	1,864
Mitsui & Co Ltd	45,200	708
Mitsui OSK Lines Ltd	19,800	467
Mizuho Financial Group Inc	708,200	1,032
MonotaRO Co Ltd	423	10
Murata Manufacturing Co Ltd	54,700	2,298
Nabtesco Corp	1,300	37
NET One Systems Co Ltd	3,371	90
NGK Insulators Ltd	73,100	982
NichiiGakkan Co Ltd	1,529	24
Nippon Building Fund Inc, Cl A ‡	14	103
Nippon Paint Holdings Co Ltd	200	10
Nippon Soda Co Ltd	5,600	129
Nippon Steel Corp	237,900	3,331
Nippon Telegraph & Telephone Corp	161,151	7,737
Nippon Television Holdings Inc	116,100	1,532
Nippon Yusen KK	130,400	1,948
Nishi-Nippon Financial Holdings Inc	26,400	167
Nissan Chemical Corp	1,500	64
Nissan Motor Co Ltd	476,900	2,949
Nisshin Seifun Group Inc	1,500	28
Nitto Denko Corp	30,300	1,412
NOK Corp	127,400	1,766
Nomura Holdings Inc	1,038,800	4,190
Nomura Real Estate Holdings Inc	40,200	853
North Pacific Bank Ltd	83,700	168
NSK Ltd	32,100	258
Obayashi Corp	113,200	1,044
Obic Co Ltd	400	46
Omron Corp	200	10
Oracle Corp Japan	1,603	138
Oriental Land Co Ltd/Japan	500	73
OSJB Holdings Corp	5,334	11
Panasonic Corp	35,800	277
PeptiDream Inc *	100	5
Rakuten Inc *	800	8
Recruit Holdings Co Ltd	200	6
Ricoh Co Ltd	900	8
Ricoh Leasing Co Ltd	7,300	223
Sanken Electric Co Ltd	15,800	276
Sankyu Inc	2,070	105
Sawai Pharmaceutical Co Ltd	4,900	260
SBI Holdings Inc/Japan	300	6
Seiko Epson Corp	153,100	2,038
SG Holdings Co Ltd	4,193	112
Shimachu Co Ltd	26,600	628
Shimizu Corp	1,200	10
Shionogi & Co Ltd	1,900	102
Showa Denko KK	200	5
SMC Corp/Japan	100	38
Sony Corp	600	34
Sony Financial Holdings Inc	1,700	39
SUMCO Corp	500	6
Sumitomo Electric Industries Ltd	287,900	3,393
Sumitomo Mitsui Financial Group Inc	104,600	3,433
Sumitomo Mitsui Trust Holdings Inc	102,000	3,336
Sumitomo Rubber Industries Ltd	37,700	426
Sushiro Global Holdings Ltd	696	44
Suzuken Co Ltd/Aichi Japan	2,224	120
Systena Corp	2,161	32
Taisho Pharmaceutical Holdings Co Ltd	200	14
Takashimaya Co Ltd	38,000	426
Teijin Ltd	24,900	448
Terumo Corp	1,800	52
THK Co Ltd	900	21
Toho Gas Co Ltd	500	19
Tohoku Electric Power Co Inc	800	8

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tokyo Electric Power Co Holdings Inc *	10,900	$52
Tomy Co Ltd	3,616	38
Tosoh Corp	2,500	32
Towa Pharmaceutical Co Ltd	1,024	24
Toyo Seikan Group Holdings Ltd	1,300	19
Tsugami Corp	1,846	15
Tsumura & Co	52,000	1,428
UACJ Corp *	37,800	552
United Urban Investment Corp	19	36
UUUM Inc *	304	14
ValueCommerce Co Ltd	725	12
West Japan Railway Co	6,600	557
Xebio Holdings Co Ltd	53,300	566
Yamada Denki Co Ltd *	528,400	2,489
Yamaha Motor Co Ltd	71,400	1,169
Yamato Holdings Co Ltd	3,000	52
Yaskawa Electric Corp	600	20
Zensho Holdings Co Ltd	4,287	97
		114,669

Luxembourg — 0.4%
Trinseo SA	72,390	2,540

Malaysia — 0.2%
Bermaz Auto Bhd	232,400	126
Carlsberg Brewery Malaysia Bhd	17,306	107
Nestle Malaysia Bhd	2,574	90
Petronas Chemicals Group Bhd	29,100	48
Public Bank Bhd	1,800	9
RHB Bank Bhd	293,200	397
Telekom Malaysia Bhd	347,084	309
		1,086

Mexico — 0.3%
Banco del Bajio SA	183,965	306
Controladora Vuela Cia de Aviacion SAB de CV ADR *	25,442	226
Grupo Financiero Banorte SAB de CV, Ser O	166,700	898
Kimberly-Clark de Mexico SAB de CV, Cl A	72,555	149
Wal-Mart de Mexico SAB de CV	44,229	125
		1,704

Netherlands — 1.1%
Aegon NV	8,771	34
Koninklijke Ahold Delhaize NV	115,407	2,705
Koninklijke KPN NV	4,582	15
Koninklijke Vopak NV	12,362	590
NN Group NV	13,853	465
Royal Dutch Shell PLC, Cl A	129,644	3,601
Wolters Kluwer NV	2,500	180
		7,590

New Zealand — 0.1%
a2 Milk Co Ltd *	30,101	274
Auckland International Airport Ltd	1,238	8
Spark New Zealand Ltd	7,830	22
Z Energy Ltd	122,600	490
		794

Nigeria — 0.1%
Guaranty Trust Bank PLC	2,289,889	173
Zenith Bank PLC	3,129,702	148
		321

Norway — 0.1%
Austevoll Seafood ASA	35,800	368
Equinor ASA	1,683	29
Mowi ASA	3,996	95
		492

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	1,932	$29

Philippines — 0.2%
BDO Unibank Inc	5,290	15
Cebu Air Inc	27,250	51
DMCI Holdings Inc	1,824,900	317
First Philippine Holdings Corp	14,650	23
Globe Telecom Inc	3,935	154
International Container Terminal Services Inc	171,634	448
PLDT Inc	14,853	336
		1,344

Poland — 1.0%
Alior Bank SA *	29,642	301
Bank Handlowy w Warszawie SA	37,721	479
Bank Polska Kasa Opieki SA	60,281	1,477
Budimex SA	11,233	370
CCC SA	9,112	283
getBACK SA *	158,863	–
Globe Trade Centre SA	29,861	70
Grupa Azoty SA *	33,100	316
Grupa Kety SA	3,398	261
Grupa Lotos SA	4,670	101
KGHM Polska Miedz SA *	1,856	37
PLAY Communications SA	4,700	41
Polski Koncern Naftowy ORLEN SA	76	2
Polskie Gornictwo Naftowe i Gazownictwo SA	349,975	418
Powszechna Kasa Oszczednosci Bank Polski SA	69,941	689
Powszechny Zaklad Ubezpieczen SA	128,582	1,210
Santander Bank Polska SA	77	6
Stalexport Autostrady SA	217,207	178
Wawel SA	1,802	295
		6,534

Portugal — 0.0%
Galp Energia SGPS SA, Cl B	517	7

Puerto Rico — 0.0%
First BanCorp/Puerto Rico	10,190	98
OFG Bancorp	2,301	47
		145

Qatar — 0.0%
Industries Qatar QSC	13,001	39
Qatar Islamic Bank SAQ	1,772	8
Qatar National Bank QPSC	20,802	109
		156

Romania — 0.4%
BRD-Groupe Societe Generale SA	442,118	1,401
Fondul Proprietatea SA	3,371,139	896
OMV Petrom SA	6,779,528	652
		2,949

Russia — 1.1%
Detsky Mir PJSC	162,500	220
Gazprom Neft PJSC	29,951	185
Gazprom PJSC	292,380	1,019
Inter RAO UES PJSC	1,640,120	105
LUKOIL PJSC	1,542	124
LUKOIL PJSC ADR	845	68
Magnit PJSC GDR	2,419	32
MMC Norilsk Nickel PJSC	5,990	1,447
Novatek PJSC GDR	35	7
Novolipetsk Steel PJSC	63,427	142
Protek PJSC *	145,900	203

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sberbank of Russia PJSC	346,200	$1,165
Severstal PJSC	11,337	171
Tatneft PJSC	81,922	914
Tatneft PJSC ADR	1,965	131
TGC-1 PJSC, Cl 1	600,000,000	98
United Co RUSAL PLC *	1,064,140	427
X5 Retail Group NV GDR	25,660	884
		7,342

Singapore — 0.6%
Best World International Ltd	24,994	25
CapitaLand Mall Trust ‡	301,600	576
ComfortDelGro Corp Ltd	11,700	21
Dairy Farm International Holdings Ltd	1,800	13
DBS Group Holdings Ltd	27,900	493
Flex Ltd *	238,030	2,292
Singapore Technologies Engineering Ltd	7,100	20
United Overseas Bank Ltd	25,400	457
Wilmar International Ltd	2,700	7
		3,904

Slovenia — 0.3%
Krka dd Novo mesto	14,355	961
Luka Koper	21,153	629
Telekom Slovenije DD	10,347	718
		2,308

South Africa — 0.4%
Anglo American Platinum Ltd	17,215	1,055
AngloGold Ashanti Ltd	1,224	28
DataTec Ltd	68,642	151
Exxaro Resources Ltd	367	3
Impala Platinum Holdings Ltd *	17,249	98
Kumba Iron Ore Ltd	31,303	810
Liberty Holdings Ltd	3,640	26
MiX Telematics Ltd ADR	818	12
MTN Group Ltd	3,941	27
NEPI Rockcastle PLC	4,728	42
Old Mutual Ltd	55,763	67
Sasol Ltd	3,953	75
Telkom SA SOC Ltd	106,770	560
Vodacom Group Ltd	2,925	22
		2,976

South Korea — 1.8%
BGF retail Co Ltd	301	51
Cheil Worldwide Inc	4,406	96
Chongkundang Holdings Corp	914	67
Daeduck Electronics Co	2,367	19
Daelim Industrial Co Ltd	1,298	105
Fila Korea Ltd	2,173	103
GS Home Shopping Inc	2,600	342
Hyundai Mobis Co Ltd	2,989	613
Hyundai Motor Co	8,016	850
Hyundai Steel Co	225	7
Hyundai Wia Corp	9,922	354
Il Dong Pharmaceutical Co Ltd	7,879	104
INTOPS Co Ltd	8,035	85
i-SENS Inc	4,174	98
Kakao Corp	250	28
KB Financial Group Inc	18,681	612
Kia Motors Corp	22,730	820
Korea Investment Holdings Co Ltd	4,502	269
Korea Zinc Co Ltd	79	28
KT&G Corp	9,100	766
Meritz Securities Co Ltd	132,495	520
NCSoft Corp	59	26
Partron Co Ltd	45,056	433
Pyeong Hwa Automotive Co Ltd	2,280	20

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
S&T Motiv Co Ltd	2,428	$105
Samsung Biologics Co Ltd *	77	17
Samsung Electro-Mechanics Co Ltd	94	7
Samsung Electronics Co Ltd	30,731	1,116
Samsung Electronics Co Ltd GDR	3,761	3,416
Samsung Fire & Marine Insurance Co Ltd	92	17
Samsung SDI Co Ltd	110	23
Samsung SDS Co Ltd	154	25
SK Hynix Inc	429	27
SK Innovation Co Ltd	140	19
SK Telecom Co Ltd	4,000	791
S-Oil Corp	367	29
Woori Financial Group Inc	4,542	45
		12,053

Spain — 0.6%
Amadeus IT Group SA, Cl A	2,054	153
Banco Bilbao Vizcaya Argentaria SA	1,904	9
Banco de Sabadell SA	21,304	18
Banco Santander SA	649,484	2,460
CaixaBank SA	3,855	9
Cellnex Telecom SA *	271	11
Ebro Foods SA	17,300	361
Enagas SA	255	6
Endesa SA	20,239	521
Ferrovial SA	321	9
Naturgy Energy Group SA	3,789	99
Red Electrica Corp SA	820	16
Telefonica SA	1,226	9
		3,681

Sweden — 0.6%
Axfood AB	5,340	112
Evolution Gaming Group AB	4,957	93
Fortnox AB	1,938	30
Hennes & Mauritz AB, Cl B	7,693	148
ICA Gruppen AB	366	18
Lindab International AB	3,043	29
Lundin Petroleum AB	507	16
SKF AB, Cl B	79,836	1,289
Swedish Match AB	11,469	450
Telefonaktiebolaget LM Ericsson, Cl B	3,861	30
Telia Co AB	340,271	1,491
		3,706

Switzerland — 1.3%
Adecco Group AG	4,242	223
Chocoladefabriken Lindt & Spruengli AG	14	179
Credit Suisse Group AG	141,802	1,657
Givaudan SA	45	122
LEM Holding SA	22	28
Lonza Group AG	391	138
Novartis AG	27,289	2,455
Partners Group Holding AG	1,047	849
Roche Holding AG	7,514	2,055
SGS SA	4	10
Sika AG	90	13
Sonova Holding AG	246	57
Swiss Life Holding AG	1,325	628
Swiss Re AG	300	29
Swisscom AG	15	8
Temenos AG *	177	30
Vifor Pharma AG	241	38
Zurich Insurance Group AG	178	63
		8,582

Taiwan — 1.2%
Accton Technology Corp	19,918	105
BenQ Materials Corp	170,000	118
Bioteque Corp	19,000	81

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bora Pharmaceuticals Co Ltd	8,500	$40
Chang Hwa Commercial Bank Ltd	37,620	24
Chenbro Micom Co Ltd	30,000	69
Chicony Electronics Co Ltd	25,958	73
China Development Financial Holding Corp	123,000	36
E.Sun Financial Holding Co Ltd	104,609	84
Emerging Display Technologies Corp	88,000	53
Eson Precision Ind Co Ltd	60,000	79
Far Eastern New Century Corp	26,000	24
Farcent Enterprise Co Ltd	8,000	20
Feng TAY Enterprise Co Ltd	12,745	83
Fulgent Sun International Holding Co Ltd	17,000	46
Jarllytec Co Ltd	12,000	28
King Yuan Electronics Co Ltd	128,000	139
La Kaffa International Co Ltd	28,272	153
Lite-On Technology Corp	67,000	107
Macronix International	15,000	13
Mega Financial Holding Co Ltd	82,000	75
Novatek Microelectronics Corp	26,539	157
Pou Chen Corp	63,000	79
President Chain Store Corp	5,000	47
Radiant Opto-Electronics Corp	214,046	773
Realtek Semiconductor Corp	134,530	921
SCI Pharmtech Inc	140,000	442
Taishin Financial Holding Co Ltd	65,331	28
Taiwan Business Bank	1,155,000	452
Taiwan Cooperative Financial Holding Co Ltd	94,935	60
Taiwan Paiho Ltd	173,697	464
Taiwan Semiconductor Manufacturing Co Ltd	151,999	1,253
Topkey *	2,000	10
Unimicron Technology Corp	651,718	810
Uni-President Enterprises Corp	327,000	797
United Microelectronics Corp	524,000	224
Yuanta Financial Holding Co Ltd	96,000	55
		8,022

Thailand — 0.5%
Advanced Info Service PCL	102,900	781
Bangkok Bank PCL	59,300	332
Carabao Group PCL	10,788	27
Charoen Pokphand Foods PCL	214,900	207
CP ALL PCL	11,399	31
Fabrinet *	1,899	96
Kiatnakin Bank PCL	209,600	497
Major Cineplex Group PCL	314,685	265
PTG Energy PCL	202,500	142
PTT Exploration & Production PCL	9,000	37
PTT Global Chemical PCL	151,400	264
PTT PCL	200,800	291
Ratchthani Leasing PCL	63,600	15
SEAFCO PCL	571,643	156
		3,141

Turkey — 0.5%
Akcansa Cimento AS	220,860	215
Arcelik AS *	198,647	584
BIM Birlesik Magazalar AS	25,223	204
Enerjisa Enerji AS	10,186	10
Haci Omer Sabanci Holding AS	382,591	577
Kordsa Teknik Tekstil AS	102,614	207
Koza Altin Isletmeleri AS *	18,865	222
Koza Anadolu Metal Madencilik Isletmeleri AS*	42,787	60
Pegasus Hava Tasimaciligi AS *	1,517	18
Tekfen Holding AS	76,437	273
Turk Hava Yollari AO *	100,000	194

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Turk Traktor ve Ziraat Makineleri AS *	96,919	$579
		3,143

United Arab Emirates — 0.1%
Emaar Properties PJSC	306,310	413

United Kingdom — 5.1%
3i Group PLC	2,126	28
Admiral Group PLC	2,299	60
Anglo American PLC	5,047	109
Ashmore Group PLC	18,525	102
AstraZeneca PLC	431	38
Auto Trader Group PLC	51,226	332
BAE Systems PLC	80,600	535
BHP Group PLC	2,162	47
BP PLC	639,015	3,893
Bunzl PLC	1,254	31
Burberry Group PLC	1,701	45
Centrica PLC	44,988	38
CNH Industrial NV	131,499	1,354
Croda International PLC	1,711	98
DFS Furniture PLC	9,982	26
Dunelm Group PLC	8,679	93
Electrocomponents PLC	20,376	144
Evraz PLC	19,111	115
Experian PLC	1,188	36
Ferrexpo PLC	12,498	31
Games Workshop Group PLC	1,655	88
GlaxoSmithKline PLC	196,540	4,097
Globaltrans Investment PLC GDR	71,000	625
Go-Ahead Group PLC/The	2,036	52
Greggs PLC	4,426	114
Halyk Savings Bank of Kazakhstan JSC GDR	19,265	259
Hargreaves Lansdown PLC	2,532	58
HSBC Holdings PLC	54,800	395
Imperial Brands PLC	23,300	603
Indivior PLC *	29,924	22
Intertek Group PLC	147	10
J Sainsbury PLC	18,797	45
Kainos Group PLC	3,059	18
Legal & General Group PLC	5,513	15
London Stock Exchange Group PLC	1,399	118
MD Medical Group Investments PLC GDR	43,000	219
Meggitt PLC	240,519	1,813
Mitie Group PLC	16,431	29
Next PLC	55,618	4,021
NMC Health PLC	300	9
Nova Ljubljanska Banka dd GDR	17,800	214
Pearson PLC	236,308	2,393
Polyus PJSC GDR	121	7
Rightmove PLC	52,130	340
Rio Tinto PLC	41,518	2,098
Royal Dutch Shell PLC, Cl A	3,594	100
Royal Dutch Shell PLC, Cl B	2,610	72
Royal Mail PLC	76,500	192
Segro PLC ‡	11,081	106
Smith & Nephew PLC	1,960	47
Smurfit Kappa Group PLC	36,506	1,128
Softcat PLC	6,402	81
Stock Spirits Group PLC	151,680	436
Tate & Lyle PLC	63,500	556
Telecom Plus PLC	1,830	26
Tesco PLC	40,733	109
Vodafone Group PLC	1,103,921	2,087
Weir Group PLC/The	59,380	1,059
WH Smith PLC	23,769	567
Wm Morrison Supermarkets PLC	465,803	1,036
WPP PLC	133,795	1,581
		34,000

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

United States — 46.2%

Communication Services — 2.4%
Alphabet Inc, Cl A *	1,538	$1,831
Altice USA Inc, Cl A *	250	7
AMC Networks Inc, Cl A *	5,600	272
AT&T Inc	198,008	6,982
CBS Corp, Cl B	45,200	1,901
CenturyLink Inc	84,164	958
Comcast Corp, Cl A	19,892	880
Discovery Inc, Cl A *	313	9
DISH Network Corp, Cl A *	311	10
IAC/InterActiveCorp *	426	108
Live Nation Entertainment Inc *	116	8
Netflix Inc *	807	237
Rosetta Stone Inc *	926	17
Sinclair Broadcast Group Inc, Cl A	2,938	131
Sirius XM Holdings Inc	18,092	112
Sprint Corp *	1,207	8
Take-Two Interactive Software Inc *	168	22
Telephone & Data Systems Inc	5,031	127
TripAdvisor Inc *	3,019	115
Verizon Communications Inc	29,500	1,716
		15,451

Consumer Discretionary — 9.4%
Adient PLC *	116,410	2,348
Advance Auto Parts Inc	22,401	3,090
Aptiv PLC	26,196	2,179
Asbury Automotive Group Inc *	865	82
AutoZone Inc *	4,715	5,194
Beazer Homes USA Inc *	73,120	916
Best Buy Co Inc	9,056	576
BorgWarner Inc	551	18
Capri Holdings Ltd *	1,949	51
Chipotle Mexican Grill Inc, Cl A *	11	9
Core-Mark Holding Co Inc	2,021	65
Crocs Inc *	3,499	78
Dana Inc	111,990	1,426
Darden Restaurants Inc	3,200	387
Deckers Outdoor Corp *	1,457	215
Dollar General Corp	2,259	353
Dollar Tree Inc *	1,058	107
Domino’s Pizza Inc	398	90
eBay Inc	3,766	152
Fiat Chrysler Automobiles NV	218,340	2,869
Five Below Inc *	703	86
Ford Motor Co	42,800	392
Fox Factory Holding Corp *	1,699	122
Garmin Ltd	2,416	197
General Motors Co	99,928	3,706
Gentex Corp	108,870	2,896
Goodyear Tire & Rubber Co/The	140,620	1,613
Group 1 Automotive Inc	32,415	2,422
K12 Inc *	1,690	45
Kohl’s Corp	69,419	3,281
Lennar Corp, Cl A	175	9
Lithia Motors Inc, Cl A	1,011	133
Lowe’s Cos Inc	11,234	1,260
M/I Homes Inc *	29,740	1,075
Macy’s Inc	4,603	68
Marriott International Inc/MD, Cl A	1,137	143
Meritage Homes Corp *	1,603	105
Mohawk Industries Inc *	148	18
Newell Brands Inc	110,553	1,835
NIKE Inc, Cl B	15,033	1,270
Nordstrom Inc	1,584	46
NVR Inc *	63	227
Office Depot Inc	780,700	1,015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
O’Reilly Automotive Inc *	8,606	$3,303
PulteGroup Inc	1,163	39
Ralph Lauren Corp, Cl A	648	57
Rent-A-Center Inc/TX, Cl A	4,012	102
Ross Stores Inc	3,118	331
Sleep Number Corp *	1,494	62
Sonic Automotive Inc, Cl A	24,187	651
Starbucks Corp	16,838	1,626
Tapestry Inc	81,640	1,686
Target Corp	25,546	2,734
Taylor Morrison Home Corp, Cl A *	71,590	1,708
Tenneco Inc, Cl A *	146,350	1,276
Tiffany & Co	7,565	642
TJX Cos Inc/The	36,989	2,033
Tractor Supply Co	122	12
Vail Resorts Inc	194	46
VF Corp	4,290	352
Whirlpool Corp	9,580	1,332
Yum! Brands Inc	2,697	315
		60,476

Consumer Staples — 3.2%
Altria Group Inc	18,300	800
Archer-Daniels-Midland Co	1,867	71
Boston Beer Co Inc/The, Cl A *	472	207
Brown-Forman Corp, Cl B	905	53
Campbell Soup Co	459	21
Church & Dwight Co Inc	177	14
Coca-Cola European Partners PLC	319	18
Colgate-Palmolive Co	14,800	1,097
Conagra Brands Inc	80,200	2,274
Costco Wholesale Corp	476	140
Coty Inc, Cl A	3,998	38
Estee Lauder Cos Inc/The, Cl A	2,506	496
General Mills Inc	389	21
Hershey Co/The	1,614	256
Hormel Foods Corp	637	27
Ingredion Inc	180	14
JM Smucker Co/The	6,492	683
Kellogg Co	5,500	345
Kimberly-Clark Corp	7,557	1,066
Kraft Heinz Co/The	836	21
Kroger Co/The	181,724	4,303
Lamb Weston Holdings Inc	1,809	127
Lancaster Colony Corp	926	135
McCormick & Co Inc/MD	513	84
Medifast Inc	599	60
Molson Coors Brewing Co, Cl B	580	30
PepsiCo Inc	13,995	1,914
Performance Food Group Co *	4,977	233
Pilgrim’s Pride Corp *	2,697	84
Procter & Gamble Co/The	7,287	876
Sanderson Farms Inc	1,006	151
Sysco Corp	1,440	107
Tyson Foods Inc, Cl A	12,000	1,116
United Natural Foods Inc *	141,450	1,137
Walgreens Boots Alliance Inc	14,400	737
Walmart Inc	15,267	1,744
		20,500

Energy — 2.5%
Antero Resources Corp *	115,100	365
Arch Coal Inc	1,474	113
Baker Hughes a GE Co, Cl A	120,000	2,603
Cabot Oil & Gas Corp, Cl A	1,126	19
Cheniere Energy Inc *	1,440	86
Chevron Corp	6,300	742
Cimarex Energy Co	327	14
ConocoPhillips	3,628	189

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Continental Resources Inc/OK	455	$13
Devon Energy Corp	92,500	2,034
DMC Global Inc	713	31
Hess Corp	2,043	129
HollyFrontier Corp	1,600	71
Marathon Oil Corp	2,644	31
Marathon Petroleum Corp	2,714	134
McDermott International Inc *	272,788	1,288
National Oilwell Varco Inc	1,972	40
Noble Energy Inc	116,600	2,633
ONEOK Inc	2,156	154
PBF Energy Inc, Cl A	94,770	2,246
Phillips 66	5,833	575
ProPetro Holding Corp *	5,997	64
Renewable Energy Group Inc *	82,320	1,002
Southwestern Energy Co *	455,750	720
Targa Resources Corp	1,656	60
Valero Energy Corp	7,701	580
Williams Cos Inc/The	304	7
World Fuel Services Corp	3,119	120
		16,063

Financials — 8.0%
Affiliated Managers Group Inc	342	26
Aflac Inc	112,932	5,667
Alleghany Corp *	25	19
Allstate Corp/The	10,613	1,087
Ally Financial Inc	243,950	7,648
American Financial Group Inc/OH	3,800	384
American International Group Inc	72,900	3,794
Annaly Capital Management Inc ‡	42,300	351
Arthur J Gallagher & Co	93	8
Artisan Partners Asset Management Inc, Cl A	2,576	69
Athene Holding Ltd, Cl A *	373	14
AXA Equitable Holdings Inc	163,600	3,398
Bank of America Corp	113,100	3,111
BB&T Corp	8,900	424
Berkshire Hathaway Inc, Cl B *	4,600	936
Brighthouse Financial Inc *	906	32
Brightsphere Investment Group Inc	6,778	62
Cboe Global Markets Inc	81	10
Cincinnati Financial Corp	78	9
CME Group Inc, Cl A	9,861	2,143
Cohen & Steers Inc	1,047	56
Comerica Inc	588	36
E*TRADE Financial Corp	55,423	2,313
Enova International Inc *	1,607	38
Everest Re Group Ltd	93	22
FactSet Research Systems Inc	3,325	905
Fifth Third Bancorp	1,053	28
First Republic Bank/CA	94	8
FirstCash Inc	2,380	235
Franklin Resources Inc	1,606	42
Goldman Sachs Group Inc/The	19,963	4,071
Hartford Financial Services Group Inc/The	7,362	429
Jefferies Financial Group Inc	2,202	41
JPMorgan Chase & Co	4,500	494
Lincoln National Corp	63,150	3,339
Loews Corp	348	17
LPL Financial Holdings Inc	1,087	81
MarketAxess Holdings Inc	18	7
Moody’s Corp	14,961	3,225
MSCI Inc, Cl A	8,980	2,107
Nasdaq Inc	1,196	119
PNC Financial Services Group Inc/The	648	84
Popular Inc	1,395	73
PPDAI Group Inc ADR	393	1
Principal Financial Group Inc	660	35

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Progressive Corp/The	6,283	$476
Prudential Financial Inc	169	14
Regions Financial Corp	4,789	70
RenaissanceRe Holdings Ltd	136	25
S&P Global Inc	4,098	1,066
Starwood Property Trust Inc ‡	16,800	394
SVB Financial Group *	191	37
T Rowe Price Group Inc	1,746	193
Travelers Cos Inc/The	76	11
Unum Group	909	23
US Bancorp	27,700	1,460
Victory Capital Holdings Inc, Cl A	679	11
Wells Fargo & Co	9,400	438
World Acceptance Corp *	322	43
WR Berkley Corp	179	13
		51,272

Health Care — 6.8%
ABIOMED Inc *	247	48
Align Technology Inc *	418	77
Amedisys Inc *	633	81
AmerisourceBergen Corp, Cl A	49,700	4,089
Amgen Inc	3,100	647
Anthem Inc	716	187
Becton Dickinson and Co	8,108	2,059
Centene Corp *	5,327	248
Chemed Corp	836	359
Cigna Corp	12,578	1,937
Computer Programs & Systems Inc	535	11
CVS Health Corp	58,800	3,582
DaVita Inc *	33,900	1,911
DENTSPLY SIRONA Inc	1,005	52
Edwards Lifesciences Corp *	625	139
Eli Lilly & Co	38,488	4,348
Genomic Health Inc *	1,125	86
Gilead Sciences Inc	5,800	369
HCA Healthcare Inc	5,312	638
Henry Schein Inc *	1,186	73
HMS Holdings Corp *	3,389	124
Humana Inc	1,134	321
IDEXX Laboratories Inc *	4,000	1,159
Illumina Inc *	155	44
Intuitive Surgical Inc *	946	484
IQVIA Holdings Inc *	332	51
Johnson & Johnson	26,269	3,372
LHC Group Inc *	564	67
McKesson Corp	1,897	262
Medpace Holdings Inc *	1,192	96
Merck & Co Inc	69,961	6,050
Mettler-Toledo International Inc *	1,639	1,076
Molina Healthcare Inc *	537	70
National Research Corp, Cl A	416	27
Pfizer Inc	41,100	1,461
ResMed Inc	589	82
Seattle Genetics Inc *	637	46
UnitedHealth Group Inc	23,234	5,437
US Physical Therapy Inc	700	93
Varian Medical Systems Inc *	7,032	745
Veeva Systems Inc, Cl A *	514	82
Zimmer Biomet Holdings Inc	9,900	1,378
Zoetis Inc, Cl A	1,007	127
		43,595

Industrials — 6.3%
3M Co	6,681	1,080
Allison Transmission Holdings Inc, Cl A	10,500	467
Arconic Inc	15,423	399
Atkore International Group Inc *	2,559	74
Atlas Air Worldwide Holdings Inc *	75,080	1,941

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Boeing Co/The	745	$271
Brady Corp, Cl A	2,496	118
Builders FirstSource Inc *	122,930	2,391
CH Robinson Worldwide Inc	36,638	3,096
Cintas Corp	495	131
Copart Inc *	6,291	474
CoStar Group Inc *	249	153
CSX Corp	3,303	221
Cummins Inc	6,638	991
Eaton Corp PLC	3,800	307
Enphase Energy Inc *	3,109	92
Flowserve Corp	1,469	63
Fluor Corp	1,933	34
Foundation Building Materials Inc *	827	14
FTI Consulting Inc *	717	78
Generac Holdings Inc *	3,153	246
General Dynamics Corp	83	16
Graco Inc	26,400	1,203
Great Lakes Dredge & Dock Corp *	4,830	52
Hertz Global Holdings Inc *	3,778	46
Insperity Inc	2,610	259
JB Hunt Transport Services Inc	246	27
Johnson Controls International plc	184	8
L3Harris Technologies Inc	118	25
Landstar System Inc	2,125	237
Lennox International Inc	1,643	417
Lockheed Martin Corp	5	2
ManpowerGroup Inc	184	15
MasTec Inc *	2,287	144
Meritor Inc *	172,025	2,893
Middleby Corp/The *	7,700	844
MSC Industrial Direct Co Inc, Cl A	49,700	3,361
Northrop Grumman Corp	510	188
Old Dominion Freight Line Inc	447	73
Owens Corning	536	31
PACCAR Inc	182	12
Parker-Hannifin Corp	27,120	4,496
Raytheon Co	3,619	671
Republic Services Inc, Cl A	8,114	724
Robert Half International Inc	1,567	84
Rockwell Automation Inc	129	20
Rollins Inc	2,139	70
Southwest Airlines Co	79,350	4,152
Stanley Black & Decker Inc	193	26
Textron Inc	1,678	76
TransDigm Group Inc *	313	168
TransUnion	1,725	144
TriNet Group Inc *	946	63
Union Pacific Corp	20,426	3,308
United Airlines Holdings Inc *	630	53
United Parcel Service Inc, Cl B	9,500	1,127
United Technologies Corp	11,250	1,465
Verisk Analytics Inc, Cl A	1,223	198
WABCO Holdings Inc *	371	50
Wabtec Corp	1,090	75
Waste Connections Inc	1,365	125
Waste Management Inc	737	88
WW Grainger Inc	3,208	878
XPO Logistics Inc *	94	7
Xylem Inc/NY	503	39
		40,601

Information Technology — 5.9%
Accenture PLC, Cl A	243	48
Adobe Inc *	1,135	323
Advanced Micro Devices Inc *	1,964	62
Akamai Technologies Inc *	1,694	151
Amdocs Ltd	13,800	893
Amphenol Corp, Cl A	408	36

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Analog Devices Inc	12,400	$1,362
ANSYS Inc *	632	131
Apple Inc	1,800	376
Arista Networks Inc *	349	79
Aspen Technology Inc *	3,945	525
Automatic Data Processing Inc	921	156
Broadridge Financial Solutions Inc	1,260	163
CACI International Inc, Cl A *	605	134
Cadence Design Systems Inc *	173	12
CDK Global Inc	9,200	397
CDW Corp/DE	761	88
Ciena Corp *	2,614	107
Cisco Systems Inc	13,300	623
Citrix Systems Inc	974	91
Cognizant Technology Solutions Corp, Cl A	242	15
CyberArk Software Ltd *	1,489	167
Dell Technologies Inc, Cl C *	1,885	97
DXC Technology Co	27,100	900
EVERTEC Inc	1,916	67
F5 Networks Inc *	813	105
Fair Isaac Corp *	1,230	434
Fidelity National Information Services Inc	207	28
Fiserv Inc *	1,508	161
FleetCor Technologies Inc *	173	52
FLIR Systems Inc	1,276	63
Fortinet Inc *	1,013	80
Gartner Inc *	404	54
Global Payments Inc	65	11
GoDaddy Inc, Cl A *	1,509	96
Harmonic Inc *	3,982	26
Hewlett Packard Enterprise Co	219,085	3,028
HP Inc	8,274	151
Insight Enterprises Inc *	1,542	74
Intel Corp	104,458	4,952
International Business Machines Corp	35,700	4,838
Intuit Inc	4,061	1,171
Jack Henry & Associates Inc	935	136
Juniper Networks Inc	15,237	353
Keysight Technologies Inc *	1,307	127
Lam Research Corp	93	20
Lattice Semiconductor Corp *	5,811	114
Mastercard Inc, Cl A	10,689	3,008
MAXIMUS Inc	3,301	254
Micron Technology Inc *	59	3
Motorola Solutions Inc	3,197	578
NetApp Inc	3,018	145
NVIDIA Corp	1,251	210
Okta Inc, Cl A *	67	8
Oracle Corp	50,215	2,614
Palo Alto Networks Inc *	789	161
Paycom Software Inc *	31	8
PayPal Holdings Inc *	2,699	294
Perficient Inc *	1,494	55
Qorvo Inc *	117	8
QUALCOMM Inc	44,300	3,445
salesforce.com Inc *	1,973	308
Seagate Technology PLC	577	29
ServiceNow Inc *	1,136	297
Skyworks Solutions Inc	98	7
Snap Inc, Cl A *	583	9
Square Inc, Cl A *	1,277	79
Synopsys Inc *	157	22
Teradyne Inc	7,893	418
Total System Services Inc	1,402	188
Ubiquiti Inc	877	97
VeriSign Inc *	4,626	943
VMware Inc, Cl A *	68	10
Western Union Co/The	23,000	509
Workday Inc, Cl A *	167	30

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xerox Holdings Corp	4,468	$130
Xilinx Inc	9,097	947
		37,891

Materials — 2.5%
Air Products & Chemicals Inc	69	16
Avery Dennison Corp	329	38
Ball Corp	310	25
CF Industries Holdings Inc	126	6
Crown Holdings Inc *	756	50
Eastman Chemical Co	4,200	275
Ecolab Inc	5,252	1,084
FMC Corp	331	29
Freeport-McMoRan Inc, Cl B	1,099	10
Huntsman Corp	104,630	2,084
Linde PLC	6,400	1,209
Mosaic Co/The	566	10
Newmont Goldcorp Corp	222	9
Packaging Corp of America	40,637	4,087
Reliance Steel & Aluminum Co	41,100	3,996
Sealed Air Corp	777	31
Sherwin-Williams Co/The	3,674	1,935
Silgan Holdings Inc	15,200	452
Sonoco Products Co	11,700	669
Southern Copper Corp	281	9
Warrior Met Coal Inc	2,158	45
		16,069

Real Estate — 0.1%
Apple Hospitality REIT Inc ‡	23,900	381
Extra Space Storage Inc	330	40
Jones Lang LaSalle Inc	291	39
National Health Investors Inc ‡	3,900	324
National Retail Properties Inc ‡	356	20
		804

Utilities — 0.9%
AES Corp/VA	5,658	87
Ameren Corp	5,583	431
American Water Works Co Inc	670	85
Atmos Energy Corp	290	32
DTE Energy Co	63	8
Entergy Corp	7,700	869
Exelon Corp	32,495	1,536
FirstEnergy Corp	9,942	457
NextEra Energy Inc	1,139	250
NiSource Inc	1,057	31
OGE Energy Corp	6,999	300
Portland General Electric Co	11,300	643
Public Service Enterprise Group Inc	10,389	628
UGI Corp	1,175	57
Vistra Energy Corp	2,877	72
		5,486
		308,208
Total Common Stock (Cost $658,050) ($ Thousands)		635,417

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 0.2%

Brazil — 0.1%
Banco do Estado do Rio Grande do Sul SA (A)	91,801	$493
Randon SA Implementos e Participacoes (A)	176,600	407
		900

Germany — 0.0%
Sartorius AG (A)	54	11

Russia — 0.1%
Surgutneftegas PJSC (A)	1,198,997	580
Total Preferred Stock (Cost $1,728) ($ Thousands)		1,491

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl F
1.970%**†	4,123,506	4,124
Total Cash Equivalent (Cost $4,124) ($ Thousands)		4,124
Total Investments in Securities — 96.1% (Cost $663,902) ($ Thousands)		$641,032

	Contracts

PURCHASED OPTIONS* — 0.0%
Total Purchased Options (B) (Cost $71) ($ Thousands)	28,468,231	$–

A list of the open option contracts held by the Fund at August 31, 2019 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%

Put Options
September 19 Call USD Put CNH *	9,928,191	$71,086	$7.10	09/21/19	$—
September 19 Call USD Put JPY *	9,270,020	985,310	105.00	09/21/19	—
September 19 Call USD Put JPY *	9,270,020	985,311	105.00	09/21/19	—

Total Purchased Options		$2,041,707			$—

A list of the open futures contracts held by the Fund at August 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro STOXX 50	161	Sep-2019	$6,120	$6,062	$24
FTSE 100 Index	28	Sep-2019	2,514	2,449	(45)
Hang Seng Index	29	Sep-2019	4,724	4,739	8
MSCI Emerging Markets	(361)	Sep-2019	(18,547)	(17,761)	786
MSCI Singapore Index	63	Sep-2019	1,592	1,619	26
OMX Stockholm 30	65	Sep-2019	1,017	1,044	44
S&P 500 Index E-MINI	399	Sep-2019	57,727	58,350	623
S&P TSX 60 Index	88	Sep-2019	12,817	13,000	105
SPI 200 Index	82	Sep-2019	9,182	9,076	57
TOPIX Index	(428)	Sep-2019	(61,119)	(60,887)	1,431

			$16,027	$17,691	$3,059

A list of the open forward foreign currency contracts held by the Fund at August 31, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	09/17/19	USD	5	NZD	8	$—
Brown Brothers Harriman	09/17/19	USD	528	NZD	820	(11)
Brown Brothers Harriman	09/17/19	USD	15	NOK	133	—
Brown Brothers Harriman	09/17/19	USD	1,416	NOK	12,692	(22)
Brown Brothers Harriman	09/17/19	NZD	1,429	USD	920	18
Brown Brothers Harriman	09/17/19	NZD	13	USD	8	—
Brown Brothers Harriman	09/17/19	SGD	125	USD	90	—
Brown Brothers Harriman	09/17/19	SGD	2,520	USD	1,815	(2)
Brown Brothers Harriman	09/17/19	USD	2,710	SGD	3,763	4
Brown Brothers Harriman	09/17/19	USD	117	SGD	161	—
Brown Brothers Harriman	09/17/19	USD	38	DKK	256	—
Brown Brothers Harriman	09/17/19	USD	3,773	DKK	25,198	(47)
Brown Brothers Harriman	09/17/19	NOK	4,973	USD	555	8
Brown Brothers Harriman	09/17/19	NOK	42	USD	5	—
Brown Brothers Harriman	09/17/19	USD	56	SEK	550	—
Brown Brothers Harriman	09/17/19	USD	5,494	SEK	52,816	(102)
Brown Brothers Harriman	09/17/19	AUD	5,538	USD	3,745	12
Brown Brothers Harriman	09/17/19	AUD	55	USD	37	—
Brown Brothers Harriman	09/17/19	USD	8,159	HKD	64,022	12
Brown Brothers Harriman	09/17/19	USD	85	HKD	663	—
Brown Brothers Harriman	09/17/19	CHF	11,595	USD	11,940	206
Brown Brothers Harriman	09/17/19	CHF	149	USD	151	—
Brown Brothers Harriman	09/17/19	CAD	962	USD	725	—
Brown Brothers Harriman	09/17/19	CAD	13,261	USD	9,969	(13)
Brown Brothers Harriman	09/17/19	USD	226	AUD	335	—
Brown Brothers Harriman	09/17/19	USD	14,869	AUD	22,009	(36)
Brown Brothers Harriman	09/17/19	HKD	82	USD	11	—
Brown Brothers Harriman	09/17/19	HKD	15,589	USD	1,987	(3)
Brown Brothers Harriman	09/17/19	USD	201	CHF	199	—
Brown Brothers Harriman	09/17/19	USD	19,769	CHF	19,188	(350)
Brown Brothers Harriman	09/17/19	DKK	20,798	USD	3,114	38
Brown Brothers Harriman	09/17/19	DKK	256	USD	38	—
Brown Brothers Harriman	09/17/19	USD	21,681	CAD	28,837	26

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	09/17/19	USD	660	CAD	876	—
Brown Brothers Harriman	09/17/19	SEK	25,060	USD	2,606	48
Brown Brothers Harriman	09/17/19	SEK	385	USD	39	—
Brown Brothers Harriman	09/17/19	GBP	1,106	USD	1,354	6
Brown Brothers Harriman	09/17/19	GBP	28,680	USD	34,671	(273)
Brown Brothers Harriman	09/17/19	USD	37,273	GBP	30,832	294
Brown Brothers Harriman	09/17/19	USD	1,248	GBP	1,019	(7)
Brown Brothers Harriman	09/17/19	USD	2,520	JPY	267,673	4
Brown Brothers Harriman	09/17/19	USD	53,580	JPY	5,659,341	(208)
Brown Brothers Harriman	09/17/19	EUR	63,920	USD	71,380	920
Brown Brothers Harriman	09/17/19	EUR	833	USD	918	—
Brown Brothers Harriman	09/17/19	USD	675	EUR	613	—
Brown Brothers Harriman	09/17/19	USD	68,154	EUR	61,026	(884)
Brown Brothers Harriman	09/17/19	JPY	12,759,935	USD	120,817	481
Brown Brothers Harriman	09/17/19	JPY	460,006	USD	4,331	(8)
Standard Chartered	09/06/19	CNH	71,174	USD	9,928	(16)

						$95

Percentages are based on Net Assets of $667,267 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of August 31, 2019.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
(A)	There is currently no rate available.
(B)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CNH — Chinese Yuan Offshore

CV — Convertible Security

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

JPY — Japanese Yen

JSC — Joint-Stock Company

Ltd. — Limited

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

REIT — Real Estate investment Trust

S&P — Standard & Poor’s

SGD — Singapore Dollar

SEK — Swedish Krona

SPI — Share Price Index

TOPIX — Tokyo Price Index

TRY — Turkish Lira

TSX — Toronto Stock Exchange

USD — United States Dollar

The following is a list of the level of inputs used as of August 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$634,216	$1,201	$–	$635,417
Preferred Stock	1,491	–	–	1,491
Cash Equivalent	4,124	–	–	4,124

Total Investments in Securities	$639,831	$1,201	$–	$641,032

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$–	$–	$–
Futures Contracts*
Unrealized Appreciation	3,104	–	–	3,104
Unrealized Depreciation	(45)	–	–	(45)
Forwards Contracts*
Unrealized Appreciation	–	2,078	–	2,078
Unrealized Depreciation	–	(1,983)	–	(1,983)

Total Other Financial Instruments	$3,059	$95	$–	$3,154

*Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is summary of the transactions with affiliates for the period ended August 31, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$13,998	$68,335	$(78,209)	$—	$—	$4,124	4,123,506	$39	$—

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 87.6%

Argentina — 1.3%
Banco Macro SA ADR	42,982	$1,002
Cablevision Holding SA GDR *	76,426	190
Corp America Airports SA *	293,663	1,442
Globant SA *	20,285	1,926
Grupo Financiero Galicia SA ADR	128,409	1,392
Grupo Supervielle SA ADR	322,617	794
IRSA Inversiones y Representaciones SA ADR *	2,011	10
IRSA Propiedades Comerciales SA ADR	1,698	17
Loma Negra Cia Industrial Argentina SA ADR *	24,675	118
MercadoLibre Inc *	10,807	6,426
YPF SA ADR	48,761	417
		13,734

Bangladesh — 0.4%
BRAC Bank Ltd *	5,108,273	3,507
Square Pharmaceuticals Ltd	355,628	1,061
		4,568

Botswana — 0.0%
Sechaba Breweries Holdings Ltd	116,590	217

Brazil — 4.1%
Ambev SA	277,100	1,263
Banco do Brasil SA	312,800	3,498
Banco Santander Brasil SA	87,400	899
CCR SA	352,100	1,385
Cosan SA	157,900	1,915
Cyrela Brazil Realty SA Empreendimentos e Participacoes	337,600	2,052
Duratex SA	377,000	1,204
Engie Brasil Energia SA	103,700	1,130
Gerdau SA ADR	410,183	1,251
Grupo SBF SA *	130,832	654
Hapvida Participacoes e Investimentos SA (A)	207,800	2,570
Hypera SA	95,400	741
JBS SA	549,800	3,972
Linx SA	83,655	643
Lojas Renner SA	202,060	2,475
Minerva SA/Brazil *	232,400	475
MRV Engenharia e Participacoes SA	206,600	983
Notre Dame Intermedica Participacoes SA	199,700	2,620
Petrobras Distribuidora SA	193,600	1,342
Porto Seguro SA	38,005	516
Smiles Fidelidade SA	33,700	301
Sul America SA	166,163	1,930
Telefonica Brasil SA ADR	112,200	1,454
TOTVS SA	198,708	2,585
Vale SA ADR, Cl B	272,552	2,998
Via Varejo SA *	551,400	979
YDUQS Part	165,200	1,289
		43,124

Canada — 0.8%
Dundee Precious Metals Inc *	175,818	695
ERO Copper Corp *	77,544	1,176
First Quantum Minerals Ltd	230,436	1,415
Gran Tierra Energy Inc *	1,477,664	2,102

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Parex Resources Inc *	173,971	$2,669
		8,057

Chile — 0.4%
Cencosud SA	203,655	306
Empresas CMPC SA	166,109	384
Parque Arauco SA	205,192	576
Plaza SA	136,870	333
SMU SA	4,073,721	934
Sociedad Quimica y Minera de Chile SA ADR	19,104	471
Vina Concha y Toro SA	755,790	1,468
		4,472

China — 10.4%
Agricultural Bank of China Ltd, Cl H	3,932,000	1,516
Alibaba Group Holding Ltd ADR *	140,637	24,616
Autobio Diagnostics Co Ltd, Cl A	170,584	2,068
Baidu Inc ADR *	900	94
By-health Co Ltd, Cl A	695,100	1,914
China Communications Construction Co Ltd, Cl H	1,538,000	1,193
China Communications Services Corp Ltd, Cl H	962,000	539
China Conch Venture Holdings Ltd	412,000	1,372
China Construction Bank Corp, Cl H	17,424,000	12,942
China Everbright Bank Co Ltd, Cl A	1,742,400	917
China International Travel Service Corp Ltd, Cl A	247,267	3,304
China Medical System Holdings Ltd	1,828,000	2,282
China Mobile Ltd	228,000	1,890
China Mobile Ltd ADR	63,109	2,607
China Petroleum & Chemical Corp ADR	14,820	862
China Petroleum & Chemical Corp, Cl H	4,140,000	2,425
China Railway Construction Corp Ltd, Cl H	1,171,500	1,265
China Railway Group Ltd, Cl H	1,096,000	718
China Suntien Green Energy Corp Ltd, Cl H	6,345,000	1,636
Chongqing Zhifei Biological Products Co Ltd, Cl A	134,400	899
Country Garden Holdings Co Ltd	1,520,000	1,891
Daqin Railway Co Ltd, Cl A	902,045	977
Dongfeng Motor Group Co Ltd, Cl H	864,000	803
Focus Media Information Technology Co Ltd, Cl A	689,200	518
Fosun International Ltd	1,042,000	1,341
Gree Electric Appliances Inc of Zhuhai, Cl A	130,100	1,011
Guangzhou R&F Properties Co Ltd	1,312,800	2,114
Hangzhou Robam Appliances Co Ltd, Cl A	430,884	1,508
Hangzhou Tigermed Consulting Co Ltd, Cl A	235,100	2,007
Inner Mongolia Yili Industrial Group Co Ltd, Cl A	490,773	1,968
Jiangsu Hengshun Vinegar Industry Co Ltd, Cl A	621,000	1,356
Kweichow Moutai Co Ltd, Cl A	27,200	4,347
Maanshan Iron & Steel Co Ltd, Cl H	1,456,000	546
NetEase Inc ADR	4,931	1,257
New Oriental Education & Technology Group Inc ADR *	31,165	3,534
Ping An Insurance Group Co of China Ltd, Cl A	74,900	915
Ping An Insurance Group Co of China Ltd, Cl H	607,000	6,964
Shenzhou International Group Holdings Ltd	262,000	3,561

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sinopharm Group Co Ltd, Cl H	779,600	$2,821
Weichai Power Co Ltd, Cl H	197,000	302
Wuhu Sanqi Interactive Entertainment Network Technology Group Co Ltd, Cl A	708,200	1,531
YY Inc ADR *	21,919	1,253
Zhejiang Expressway Co Ltd, Cl H	2,292,000	1,919
		109,503

Colombia — 0.7%
Bancolombia SA ADR, Cl R	71,650	3,568
Canacol Energy Ltd *	430,406	1,523
CEMEX Latam Holdings SA *	569,571	739
Corp Financiera Colombiana SA *	679	5
Ecopetrol SA	1,018,459	812
Grupo Nutresa SA	108,440	816
		7,463

Columbia — 0.1%
Avianca Holdings SA ADR	371,603	996

Czech Republic — 0.3%
CEZ AS	34,707	765
Komercni banka as	55,980	1,990
		2,755

Egypt — 0.8%
Cleopatra Hospital *	2,000,000	768
Commercial International Bank Egypt SAE	650,159	3,148
Commercial International Bank Egypt SAE GDR	413,071	1,912
Credit Agricole Egypt SAE	559,780	1,505
Egyptian Financial Group-Hermes Holding Co	578,660	699
		8,032

Germany — 0.1%
Delivery Hero SE *(A)	16,351	828

Ghana — 0.0%
Scancom PLC	1,623,950	214

Greece — 0.8%
JUMBO SA	118,109	2,274
Motor Oil Hellas Corinth Refineries SA	44,220	1,083
National Bank of Greece SA *	1,316,104	3,823
OPAP SA	137,658	1,454
		8,634

Hong Kong — 9.1%
Agile Group Holdings Ltd	574,000	734
AIA Group Ltd	693,440	6,748
Anhui Conch Cement Co Ltd, Cl H	1,168,000	6,581
ANTA Sports Products Ltd	457,758	3,797
BAIC Motor Corp Ltd, Cl H (A)	2,692,500	1,519
Bank of China Ltd, Cl H	12,951,000	4,942
Beijing Enterprises Holdings Ltd	164,000	782
Beijing Enterprises Water Group Ltd	1,700,000	894
China Everbright International Ltd	1,142,000	896
China Everbright Ltd	302,000	345
China Mengniu Dairy Co Ltd	590,000	2,342
China Merchants Port Holdings Co Ltd	268,000	419
China Overseas Grand Oceans Group Ltd	4,140,000	1,966
China Overseas Property Holdings Ltd	5,070,000	2,588
CIFI Holdings Group Co Ltd	906,000	488
CITIC Ltd	798,000	946
CNOOC Ltd	3,545,000	5,294
Geely Automobile Holdings Ltd	803,000	1,242
Guangzhou Automobile Group Co Ltd, Cl H	349,600	352

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Haier Electronics Group Co Ltd	82,000	$214
Industrial & Commercial Bank of China Ltd, Cl H	3,842,000	2,427
Kingboard Laminates Holdings Ltd	954,500	754
KWG Group Holdings Ltd	824,000	718
Lee & Man Paper Manufacturing Ltd	883,000	468
Lenovo Group Ltd	2,318,000	1,527
Logan Property Holdings Co Ltd	730,000	1,030
Lonking Holdings Ltd	3,342,000	798
Nissin Foods Co Ltd	2,240,000	1,801
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	586,900	1,109
Shimao Property Holdings Ltd	807,500	2,288
Sino Biopharmaceutical Ltd	406,000	604
Sinotruk Hong Kong Ltd	667,000	1,030
SITC International Holdings Co Ltd	1,400,000	1,454
Sunac China Holdings Ltd	344,000	1,379
Tencent Holdings Ltd	591,928	24,537
TravelSky Technology Ltd, Cl H	1,544,000	3,102
WuXi AppTec Co Ltd, Cl H (A)	348,000	3,904
Yuexiu Property Co Ltd	2,500,000	539
Zhongsheng Group Holdings Ltd	926,500	2,897
		95,455

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	126,346	1,239
OTP Bank Nyrt	14,490	579
Richter Gedeon Nyrt	14,950	250
		2,068

India — 7.0%
Asian Paints Ltd	92,215	2,087
Aurobindo Pharma Ltd	171,874	1,446
Bata India Ltd	113,384	2,448
Cipla Ltd/India	66,142	438
Crompton Greaves Consumer Electricals Ltd	601,889	1,943
Dr Reddy’s Laboratories Ltd	20,950	750
Eicher Motors Ltd	7,976	1,816
Godrej Consumer Products Ltd	158,196	1,349
Godrej Properties Ltd *	136,584	1,723
HCL Technologies Ltd	123,662	1,906
HDFC Bank Ltd ADR	67,626	7,290
Hero MotoCorp Ltd	42,538	1,532
Hindalco Industries Ltd	542,292	1,401
Hindustan Unilever Ltd	187,805	4,949
ICICI Bank Ltd ADR	269,381	3,025
Indiabulls Housing Finance Ltd	138,032	880
Info Edge India Ltd	70,666	2,006
Infosys Ltd	241,232	2,753
Ipca Laboratories Ltd	118,795	1,596
ITC Ltd	624,128	2,147
Jubilant Foodworks Ltd	60,099	1,001
Larsen & Toubro Ltd	68,967	1,283
Multi Commodity Exchange of India Ltd	125,284	1,715
Power Grid Corp of India Ltd	630,190	1,769
Prestige Estates Projects Ltd	296,508	1,227
PVR Ltd	97,666	2,090
REC Ltd	885,070	1,788
Reliance Industries Ltd	196,739	3,440
State Bank of India	357,165	1,370
Tata Consultancy Services Ltd	96,583	3,056
Tata Steel Ltd	226,905	1,096
Titan Co Ltd	114,222	1,768
UPL Ltd	339,165	2,675
Varun Beverages Ltd	192,297	1,740
Vedanta Ltd	156,004	304
WNS Holdings Ltd ADR *	45,650	2,775
Zee Entertainment Enterprises Ltd	220,642	1,153
		73,735

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Indonesia — 2.9%
Ace Hardware Indonesia Tbk PT	13,211,700	$1,607
Bank Central Asia Tbk PT	1,213,100	2,608
Bank Negara Indonesia Persero Tbk PT	2,869,700	1,558
Bank Rakyat Indonesia Persero Tbk PT	6,755,500	2,034
Bank Tabungan Pensiunan Nasional Syariah Tbk PT *	7,252,500	1,646
Bumi Serpong Damai Tbk PT *	20,494,800	1,950
Gudang Garam Tbk PT	126,500	620
Link Net Tbk PT	1,632,500	466
Malindo Feedmill Tbk PT	3,961,500	258
Matahari Department Store Tbk PT	1,558,800	332
Media Nusantara Citra Tbk PT	28,491,800	2,491
Medikaloka Hermina Tbk PT	11,480,000	2,881
Merdeka Copper Gold Tbk PT *	1,840,000	791
Pakuwon Jati Tbk PT	46,154,684	2,082
Pan Brothers Tbk PT	4,175,500	191
Perusahaan Gas Negara Tbk PT	5,619,500	761
PP Persero Tbk PT	8,517,200	1,111
Semen Indonesia Persero Tbk PT	1,334,400	1,246
Telekomunikasi Indonesia Persero Tbk PT ADR	80,612	2,533
Tiga Pilar Sejahtera Food Tbk *	6,565,800	78
Ultrajaya Milk Industry & Trading Co Tbk PT	31,400,000	3,398
		30,642

Ivory Coast — 0.1%
Sonatel SA	32,578	897

Kenya — 0.6%
ARM Cement Ltd *	10	—
East African Breweries Ltd	1,191,907	2,254
Equity Group Holdings PLC/Kenya	7,182,593	2,765
Safaricom PLC	4,456,970	1,210
		6,229

Kuwait — 0.8%
Humansoft Holding Co KSC	94,591	997
Mabanee Co SAK	129,377	328
Mobile Telecommunications Co KSC	714,232	1,327
National Bank of Kuwait SAKP	1,672,742	5,461
		8,113

Luxembourg — 0.1%
Addiko Bank AG *	68,715	1,286

Malaysia — 0.6%
AirAsia Group Bhd	1,483,300	631
Bermaz Auto Bhd	1,447,000	785
Malayan Banking Bhd	891,569	1,842
RHB Bank Bhd	270,100	366
Serba Dinamik Holdings Bhd	2,034,400	2,129
		5,753

Mauritius — 0.1%
MCB Group Ltd	168,990	1,390

Mexico — 2.8%
Alfa SAB de CV, Cl A	1,177,800	1,008
Arca Continental SAB de CV	72,800	380
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Cl B	505,700	642
Becle SAB de CV	1,486,835	2,083
Cemex SAB de CV ADR	280,813	1,053
Controladora Vuela Cia de Aviacion SAB de CV ADR *	173,065	1,539
Genomma Lab Internacional SAB de CV, Cl B *	1,745,365	1,461
GMexico Transportes SAB de CV (A)	598,548	687

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gruma SAB de CV, Ser B, Cl B	40,985	$381
Grupo Aeroportuario del Centro Norte SAB de CV, Cl B	241,594	1,419
Grupo Aeroportuario del Sureste SAB de CV ADR	14,641	2,158
Grupo Financiero Banorte SAB de CV, Ser O	475,861	2,564
Grupo Mexico SAB de CV, Ser B	369,400	850
Industrias Bachoco SAB de CV	354,548	1,623
Kimberly-Clark de Mexico SAB de CV, Cl A	269,500	552
Megacable Holdings SAB de CV	72,400	296
Mexichem SAB de CV	549,917	1,006
Qualitas Controladora SAB de CV	653,500	2,193
Regional SAB de CV	437,973	1,978
Wal-Mart de Mexico SAB de CV	1,772,090	5,021
		28,894

Morocco — 0.3%
Attijariwafa Bank	18,750	938
Label Vie	6,546	1,833
Societe d’Exploitation des Ports	38,140	731
		3,502

Netherlands — 0.2%
SBM Offshore NV	102,007	1,711

Nigeria — 0.4%
Guaranty Trust Bank PLC	11,881,030	896
SEPLAT Petroleum Development Co Plc	734,571	806
Zenith Bank PLC	49,695,748	2,358
		4,060

Oman — 0.1%
Bank Muscat SAOG	967,577	1,127

Pakistan — 0.1%
Oil & Gas Development Co Ltd	434,500	290
United Bank Ltd/Pakistan	762,000	631
		921

Panama — 0.3%
Copa Holdings SA, Cl A	28,793	2,971

Peru — 1.3%
Alicorp SAA	512,528	1,434
Cementos Pacasmayo SAA	531,678	901
Cia de Minas Buenaventura SAA ADR	47,648	726
Credicorp Ltd	47,152	9,766
Ferreycorp SAA	1,298,960	784
		13,611

Philippines — 3.6%
Alliance Global Group Inc	13,390,980	3,267
Ayala Corp	293,369	5,213
Ayala Land Inc	3,107,300	2,823
Bank of the Philippine Islands	1,192,050	2,014
BDO Unibank Inc	1,803,544	5,162
Bloomberry Resorts Corp	9,359,043	1,859
Cebu Air Inc	670,040	1,261
East West Banking Corp *	2,254,500	515
Emperador Inc *	5,808,500	809
Globe Telecom Inc	15,065	588
Megawide Construction Corp	3,995,918	1,458
Megaworld Corp	8,688,800	856
Puregold Price Club Inc	1,968,303	1,660
Robinsons Land Corp	11,904,032	5,717
Robinsons Retail Holdings Inc	1,669,880	2,502
Security Bank Corp	93,130	365
Wilcon Depot Inc	5,242,300	1,702
		37,771

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Poland — 0.8%
Cyfrowy Polsat SA	106,357	$779
Dino Polska SA *(A)	46,165	1,787
Eurocash SA	54,963	284
Grupa Lotos SA	10,512	228
Kernel Holding SA	152,020	1,730
Polski Koncern Naftowy ORLEN SA	74,570	1,702
Powszechny Zaklad Ubezpieczen SA	173,342	1,632
		8,142

Qatar — 0.1%
Industries Qatar QSC	28,930	86
Qatar Navigation QSC	685,600	1,138
		1,224

Romania — 0.3%
Banca Transilvania SA	4,060,245	2,223
BRD-Groupe Societe Generale SA	151,840	481
		2,704

Russia — 3.2%
Gazprom PJSC ADR	775,744	5,353
LUKOIL PJSC ADR	85,980	6,919
MMC Norilsk Nickel PJSC ADR	117,833	2,864
Mobile TeleSystems PJSC ADR	191,851	1,541
QIWI plc ADR	36,635	890
Sberbank of Russia PJSC ADR	586,247	8,040
X5 Retail Group NV GDR	22,708	782
Yandex NV, Cl A *	208,349	7,730
		34,119

Saudi Arabia — 0.0%
Al Rajhi Bank	20,728	334

Singapore — 0.1%
First Resources Ltd	932,670	995

South Africa — 2.1%
Absa Group Ltd	153,269	1,551
AngloGold Ashanti Ltd ADR	74,030	1,684
Barloworld Ltd	40,603	296
Bidvest Group Ltd/The	25,788	304
Capitec Bank Holdings Ltd	35,660	2,571
Clicks Group Ltd	202,028	2,648
Exxaro Resources Ltd	122,576	1,099
Kumba Iron Ore Ltd	17,892	463
Naspers Ltd, Cl N	10,180	2,316
Nedbank Group Ltd	61,040	909
Northam Platinum Ltd *	79,591	412
Old Mutual Ltd	1,382,946	1,657
RMB Holdings Ltd	277,105	1,304
SPAR Group Ltd/The	93,038	1,065
Standard Bank Group Ltd	217,208	2,536
Truworths International Ltd	363,837	1,262
		22,077

South Korea — 7.2%
Cheil Worldwide Inc	123,942	2,701
CJ Freshway Corp	36,319	835
Cuckoo Homesys Co Ltd	11,263	377
Daelim Industrial Co Ltd	10,360	836
Douzone Bizon Co Ltd	88,085	4,174
Duk San Neolux Co Ltd *	78,598	1,321
Fila Korea Ltd	28,642	1,353
Hana Financial Group Inc	74,561	2,001
Hanwha Chemical Corp	61,781	882
Hanwha Corp	41,813	846
Hyundai Department Store Co Ltd	8,617	555
Hyundai Marine & Fire Insurance Co Ltd	33,521	661
Iljin Materials Co Ltd	18,019	635

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kangwon Land Inc	26,202	$611
KB Financial Group Inc	108,442	3,554
Kia Motors Corp	58,433	2,108
Koh Young Technology Inc	25,650	1,622
KT&G Corp	15,964	1,344
LG Corp	22,998	1,352
LG Display Co Ltd ADR	84,213	487
LG Electronics Inc	26,684	1,350
LG Uplus Corp	134,876	1,470
Maeil Dairies Co Ltd	10,334	781
MegaStudyEdu Co Ltd	25,856	683
Meritz Securities Co Ltd	633,472	2,487
Nasmedia Co Ltd	1,585	42
NCSoft Corp	7,550	3,347
POSCO	4,948	862
POSCO ADR	30,624	1,336
S&T Motiv Co Ltd	24,938	1,077
Samsung Electronics Co Ltd	581,517	21,124
Samsung Fire & Marine Insurance Co Ltd	2,703	511
Settle Bank Inc/Korea *	38,380	1,217
SK Hynix Inc	44,238	2,827
SK Innovation Co Ltd	15,312	2,086
SK Telecom Co Ltd	19,832	3,921
Soulbrain Co Ltd	8,940	503
WONIK IPS Co Ltd	65,261	1,266
Woori Financial Group Inc	93,875	922
		76,067

Spain — 0.1%
Prosegur Cash SA (A)	917,006	1,430

Sri Lanka — 0.3%
Commercial Bank of Ceylon PLC	869,623	522
Hatton National Bank PLC	913,410	855
Hemas Holdings PLC	716,430	299
John Keells Holdings PLC	1,673,765	1,429
		3,105

Taiwan — 8.2%
Accton Technology Corp	557,000	2,935
Airtac International Group	206,000	2,122
Asia Cement Corp	1,885,000	2,581
ASMedia Technology Inc	93,000	1,495
Bioteque Corp	171,000	727
Catcher Technology Co Ltd	386,000	2,710
Cathay Financial Holding Co Ltd	506,000	647
Chailease Holding Co Ltd	604,048	2,394
Chicony Power Technology Co Ltd	725,000	1,341
Chlitina Holding Ltd	205,000	1,442
Chunghwa Precision Test Tech Co Ltd	51,000	1,234
CTBC Financial Holding Co Ltd	387,000	251
Delta Electronics Inc	454,000	2,118
Elan Microelectronics Corp	615,000	1,668
Formosa Plastics Corp	105,000	315
Fubon Financial Holding Co Ltd	2,186,000	3,038
Hon Hai Precision Industry Co Ltd	581,912	1,375
Inventec Corp	731,000	500
La Kaffa International Co Ltd	139,000	752
Lite-On Technology Corp	860,862	1,370
Macronix International	1,062,000	931
Makalot Industrial Co Ltd	112,350	662
MediaTek Inc	260,000	3,042
Merida Industry Co Ltd	382,000	2,207
Parade Technologies Ltd	110,000	1,905
Pegatron Corp	526,000	877
Powertech Technology Inc	411,000	983
Primax Electronics Ltd	679,000	1,278
Prince Housing & Development Corp	1,703,000	591
Realtek Semiconductor Corp	244,000	1,670
Silergy Corp	99,947	2,221

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sitronix Technology Corp	146,000	$753
Taiwan FamilyMart Co Ltd/Taiwan	43,000	300
Taiwan Semiconductor Manufacturing Co Ltd	1,056,000	8,708
Taiwan Semiconductor Manufacturing Co Ltd ADR	496,783	21,178
TCI Co Ltd	36,393	357
Tong Hsing Electronic Industries Ltd	512,000	1,948
TSC Auto ID Technology Co Ltd	149,600	1,212
Unimicron Technology Corp	857,000	1,065
Universal Microwave Technology Inc	318,026	1,083
Yuanta Financial Holding Co Ltd	3,010,000	1,730
		85,716

Thailand — 3.7%
Advanced Info Service PCL	179,200	1,360
Bangkok Dusit Medical Services PCL, Cl F	3,220,500	2,486
Charoen Pokphand Foods PCL	2,119,400	2,045
Com7 PCL	2,327,400	1,979
CP ALL PCL	1,729,900	4,753
Home Product Center PCL	6,884,545	4,053
Kiatnakin Bank PCL	469,600	1,114
Minor International PCL NVDR	2,832,436	3,521
PTT PCL	2,364,700	3,423
Robinson PCL	635,900	1,336
Sabina PCL	489,900	473
Siam Cement PCL/The	77,700	1,057
Srisawad Corp PCL	1,530,430	2,791
Thanachart Capital PCL	615,398	1,137
Tisco Financial Group PCL	1,083,000	3,613
TOA Paint Thailand PCL	1,648,718	2,198
VGI PCL	4,154,700	1,325
		38,664

Turkey — 1.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS	218,485	960
Eregli Demir ve Celik Fabrikalari TAS	704,096	776
Ford Otomotiv Sanayi AS	62,698	633
MLP Saglik Hizmetleri AS, Cl B *(A)	564,281	1,347
Tekfen Holding AS	306,473	1,093
Turkcell Iletisim Hizmetleri AS	1,448,986	3,224
Turkiye Garanti Bankasi AS	322,648	494
Turkiye Is Bankasi AS, Cl C	399,457	379
Turkiye Sise ve Cam Fabrikalari AS	788,104	587
Yapi ve Kredi Bankasi AS *	1,634,231	644
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS *	1,228,518	1,156
		11,293

United Arab Emirates — 1.8%
Aldar Properties PJSC	7,113,506	4,338
Dubai Islamic Bank PJSC	1,977,653	2,756
Emaar Development PJSC	5,237,801	5,864
Emaar Properties PJSC	3,979,050	5,367
Ras Al Khaimah Ceramics	1,443,677	605
		18,930

United Kingdom — 4.7%
ADES International Holding PLC *(A)	40,990	545
Avast PLC (A)	395,151	1,829
Energean Oil & Gas PLC *	183,221	2,211
Georgia Healthcare Group PLC (A)	121,360	336
Halyk Savings Bank of Kazakhstan JSC GDR	633,079	8,515
Integrated Diagnostics Holdings PLC (A)	385,462	1,831
KAZ Minerals PLC	328,631	1,612
MHP SE GDR	81,450	772
NAC Kazatomprom JSC GDR	278,189	4,187
Network International Holdings PLC *(A)	1,073,107	7,854

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nova Ljubljanska Banka dd GDR *	228,602	$2,754
Polymetal International PLC	126,351	1,820
Polyus PJSC GDR	11,088	636
SEPLAT Petroleum Development Co Plc (A)	294,006	373
TBC Bank Group PLC	20,560	309
Tullow Oil PLC	1,657,178	4,123
Vivo Energy PLC (A)	3,236,179	4,737
Wizz Air Holdings Plc *(A)	124,239	5,441
		49,885

United States — 1.2%
EPAM Systems Inc *	15,965	3,055
HeadHunter Group PLC ADR	47,613	878
Intercorp Financial Services Inc *	67,017	2,677
Liberty Latin America Ltd, Cl C *	78,593	1,296
Livent Corp *	254,020	1,562
Opera Ltd ADR	24,618	335
Southern Copper Corp	7,839	248
Yum China Holdings Inc	64,200	2,917
		12,968

Vietnam — 1.9%
Binh Minh Plastics JSC	295,980	638
FPT Corp	582,785	1,335
Ho Chi Minh City Development Joint Stock Commercial Bank *	2,390,700	2,681
Hoa Phat Group JSC *	618,017	592
Military Commercial Joint Stock Bank	3,514,329	3,501
Refrigeration Electrical Engineering Corp	31,290	49
Vietnam Dairy Products JSC	582,104	3,088
Vietnam Prosperity JSC Bank *	1,987,341	1,740
Vietnam Technological & Commercial Joint Stock Bank *	1,946,150	1,805
Vincom Retail JSC	2,186,159	3,248
Vinhomes JSC (A)	454,337	1,721
		20,398
Total Common Stock (Cost $854,720) ($ Thousands)		920,784

	Number of Warrants

WARRANTS * — 2.7%

China — 0.1%
CLSA Global Markets Pte Ltd, Expires 02/18/2024	391,710	851

Egypt — 0.2%
Emaar Misr for Development SAE, Expires 02/10/2022	9,394,391	1,767

India — 0.3%
VIP Industrials, Expires 12/17/2019	224,663	1,358
Voltas, Expires 05/28/2020	252,486	2,240
		3,598

Kuwait — 0.4%
National Bank of Kuwait SAKP, Expires 01/16/2020	1,328,922	4,314

Luxembourg — 0.6%
Emirates NBD PJSC, Expires 01/03/2022	733,360	2,279
Mouwasat Medical Services Co, Expires 12/09/2021	108,104	2,450
Palm Hills Developments SAE, Expires 12/16/2021	14,824,649	2,108
		6,837

Pakistan — 0.1%
United Bank, Expires 03/31/2021	1,645,043	1,343

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS * (continued)

Thailand — 0.0%
Minor International PCL, Expires 09/30/2021	159,222	$21
Minor International PCL, Expires 09/30/2021	40,200	5
		26

United States — 0.7%
FPT Corp, Expires 03/31/2021	2,249,159	5,096
Shandong Pharmaceutical Glass Co Ltd, Expires 02/19/2020	670,332	2,103
		7,199

Vietnam — 0.3%
Military Commercial Joint Stock Bank, Expires 03/31/2021	1,550,683	1,528
Mobile World Investment, Expires 03/31/2021	300,113	1,497
		3,025
Total Warrants (Cost $23,880) ($ Thousands)		28,960

	Shares

PREFERRED STOCK (B) — 2.0%

Brazil — 1.2%
Banco ABC Brasil SA	173,815	766
Banco Bradesco SA	158,640	1,271
Centrais Eletricas Brasileiras SA, Cl B	80,500	922
Cia Brasileira de Distribuicao	111,110	2,356
Cia Paranaense de Energia	61,500	786
Itau Unibanco Holding SA	69,250	570
Itausa - Investimentos Itau SA	1,515,417	4,522
Marcopolo SA	1,441,700	1,263
		12,456

Colombia — 0.7%
Banco Davivienda SA	576,917	6,990
Grupo Aval Acciones y Valores SA	761,495	285
		7,275

South Korea — 0.1%
Samsung Electronics Co Ltd	29,896	909
Total Preferred Stock (Cost $17,454) ($ Thousands)		20,640

	Number of Participation Notes

PARTICIPATION NOTES * — 0.7%

Luxembourg — 0.1%
Hoa Phat Group JSC, Expires 11/20/2020	1,143,418	1,083

Saudi Arabia — 0.3%
Arabian Centres Ltd, Expires 05/23/2022	280,170	2,137
Bank Savola Group, Expires 01/24/2020	183,522	1,514
		3,651

United Kingdom — 0.3%
Cooperative Insurance Company, Expires 07/20/2020	165,621	2,894
Total Participation Notes (Cost $8,178) ($ Thousands)		7,628

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.1%

United States — 0.1%
iShares Core MSCI Emerging Markets	20,240	$977
Total Exchange Traded Fund (Cost $982) ($ Thousands)		977

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Government Fund, Cl F
1.970%**†	34,687,487	34,687
Total Cash Equivalent (Cost $34,687) ($ Thousands)		34,687
Total Investments in Securities — 96.4% (Cost $939,901) ($ Thousands)		$1,013,676

A list of the open futures contracts held by the Fund at August 31, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
MSCI Emerging Markets	875	Sep-2019	$44,199	$43,050	$(1,149)

Percentages are based on Net Assets of $1,051,365 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of August 31, 2019.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2019, the value of these securities amounted to $38,739 ($ Thousands), representing 3.7% of the Net Assets of the Fund.

(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

Ltd. — Limited

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

Ser — Series

The following is a list of the level of inputs used as of August 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$920,784	$–	$–	$920,784
Warrants	22,326	6,634	–	28,960
Preferred Stock	20,640	–	–	20,640
Participation Notes	7,628	–	–	7,628
Exchange Traded Fund	977	–	–	977
Cash Equivalent	34,687	–	–	34,687

Total Investments in Securities	$1,007,042	$6,634	$–	$1,013,676

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(1,149)	$–	$–	$(1,149)

Total Other Financial Instruments	$(1,149)	$–	$–	$(1,149)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended August 31, 2019, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2019	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$51,118	$45,833	$(62,264)	$—	$—	$34,687	34,687,487	$217	$—

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Opportunistic Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 41.8%

Agency Mortgage-Backed Obligations — 4.1%
FHLMC ARM
5.406%, VAR ICE LIBOR USD 12 Month+2.470%, 03/01/2036	$992	$1,062
4.667%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.250%, 06/01/2035	808	855
FHLMC CMO, Ser 2007-3311, Cl FN
2.495%, VAR LIBOR USD 1 Month+0.300%, 05/15/2037	410	411
FHLMC CMO, Ser 2011-3891, Cl BF
2.745%, VAR LIBOR USD 1 Month+0.550%, 07/15/2041	917	922
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2017-KT01, Cl A
2.487%, VAR LIBOR USD 1 Month+0.320%, 02/25/2020	255	255
FHLMC Multifamily Structured Pass-Through Certificates, Ser K011, Cl X1, IO
0.174%, 11/25/2020 (A)	97,794	234
FHLMC Multifamily Structured Pass-Through Certificates, Ser K018, Cl X1, IO
1.334%, 01/25/2022 (A)	13,650	333
FHLMC Multifamily Structured Pass-Through Certificates, Ser K028, Cl X1, IO
0.285%, 02/25/2023 (A)	145,019	1,194
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	291	313
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
3.916%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	460	461
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M3
6.366%, VAR ICE LIBOR USD 1 Month+4.100%, 08/25/2024	1,194	1,265
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ2, Cl M3
6.016%, VAR ICE LIBOR USD 1 Month+3.750%, 09/25/2024	1,597	1,731
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ3, Cl M3
7.016%, VAR ICE LIBOR USD 1 Month+4.750%, 10/25/2024	2,274	2,413
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M3
6.295%, VAR ICE LIBOR USD 1 Month+4.150%, 01/25/2025	2,130	2,205
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
4.866%, VAR ICE LIBOR USD 1 Month+2.600%, 12/25/2027	495	497

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3F
5.966%, VAR ICE LIBOR USD 1 Month+3.700%, 04/25/2028	$992	$1,060
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M2
5.116%, VAR ICE LIBOR USD 1 Month+2.850%, 04/25/2028	325	328
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3
6.966%, VAR ICE LIBOR USD 1 Month+4.700%, 04/25/2028	1,550	1,682
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M3
5.945%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	604	622
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M2
5.166%, VAR ICE LIBOR USD 1 Month+2.900%, 07/25/2028	459	463
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, Cl M2
4.266%, VAR ICE LIBOR USD 1 Month+2.000%, 12/25/2028	515	516
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
3.466%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029	1,260	1,263
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, Cl M1
3.466%, VAR ICE LIBOR USD 1 Month+1.200%, 08/25/2029	2,940	2,945
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA2, Cl M1
3.066%, VAR ICE LIBOR USD 1 Month+0.800%, 12/25/2029	1,105	1,106
FNMA
6.000%, 09/01/2039 to 04/01/2040	517	591
4.500%, 10/01/2024	762	792
3.000%, 05/01/2022 to 12/01/2030	1,592	1,636
FNMA ARM
4.832%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.332%, 04/01/2034	516	546
4.706%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.193%, 10/01/2024 to 05/01/2035	354	373
4.705%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.184%, 07/01/2036	845	892
4.675%, VAR ICE LIBOR USD 12 Month+1.800%, 05/01/2034	265	279
4.648%, VAR ICE LIBOR USD 12 Month+1.872%, 10/01/2033	233	245
4.595%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.141%, 10/01/2033	474	498
4.559%, VAR ICE LIBOR USD 12 Month+1.770%, 10/01/2033	225	236
4.550%, VAR ICE LIBOR USD 12 Month+1.675%, 04/01/2033	186	195
4.527%, VAR ICE LIBOR USD 12 Month+1.777%, 09/01/2034	488	515

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
4.521%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.242%, 08/01/2034	$870	$921
4.459%, VAR ICE LIBOR USD 12 Month+1.557%, 06/01/2035	233	243
4.451%, VAR ICE LIBOR USD 12 Month+1.565%, 05/01/2037	785	820
4.415%, VAR ICE LIBOR USD 12 Month+1.601%, 06/01/2035	294	307
4.353%, VAR ICE LIBOR USD 6 Month+1.580%, 07/01/2034	198	205
4.259%, VAR ICE LIBOR USD 6 Month+1.433%, 03/01/2035	611	629
4.245%, VAR ICE LIBOR USD 12 Month+1.490%, 10/01/2035	647	677
FNMA CMO, Ser 2010-87, Cl PF
2.545%, VAR LIBOR USD 1 Month+0.400%, 06/25/2040	1,156	1,158
FNMA CMO, Ser 2011-63, Cl FG
2.595%, VAR LIBOR USD 1 Month+0.450%, 07/25/2041	812	814
FNMA CMO, Ser 2012-112, Cl BI, IO
3.000%, 09/25/2031	6,779	351
FNMA CMO, Ser 2013-96, Cl FW
2.545%, VAR LIBOR USD 1 Month+0.400%, 09/25/2043	874	874
FNMA REMIC, Ser 2011-406, Cl 6, IO
4.000%, 01/25/2041 (A)	553	58
FNMA, Ser 2017-M13, Cl FA
2.842%, VAR ICE LIBOR USD 1 Month+0.400%, 10/25/2024	408	406
FREMF Mortgage Trust, Ser 2012-K712, Cl B
3.314%, 05/25/2045 (A)(B)	190	190
FREMF Mortgage Trust, Ser 2013-K28, Cl C
3.490%, 06/25/2046 (A)(B)	1,460	1,510
FREMF Mortgage Trust, Ser 2013-K712, Cl C
3.314%, 05/25/2045 (A)(B)	1,110	1,109
FREMF Mortgage Trust, Ser 2014-K503, Cl B
3.042%, 10/25/2047 (A)(B)	249	249
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.042%, 10/25/2047 (A)(B)	230	230
GNMA ARM
4.079%, VAR ICE LIBOR USD 1 Month+1.693%, 12/20/2060	1,882	1,949
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.410%, 09/20/2060 to 11/20/2060	1,508	1,543
3.468%, VAR ICE LIBOR USD 1 Month+1.040%, 12/20/2060	2,000	2,045
3.463%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.125%, 11/20/2060	1,531	1,562
GNMA CMO, Ser 2002-66, Cl FC
2.597%, VAR LIBOR USD 1 Month+0.400%, 07/16/2031	600	600
GNMA, Ser 2015-171, Cl IO, IO
0.869%, 11/16/2055 (A)	21,513	1,183
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
2.920%, VAR ICE LIBOR USD 1 Month+0.560%, 12/08/2020	266	266

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
2.810%, VAR ICE LIBOR USD 1 Month+0.450%, 01/08/2020	$67	$67
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
2.629%, VAR ICE LIBOR USD 1 Month+0.400%, 02/06/2020	152	152
		51,052

Non-Agency Mortgage-Backed Obligations — 37.7%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl D
3.862%, VAR ICE LIBOR USD 1 Month+1.537%, 09/15/2034 (B)	3,000	3,001
ABFC Trust, Ser 2002-NC1, Cl M1
3.286%, VAR ICE LIBOR USD 1 Month+1.020%, 03/25/2032	3,028	3,030
ABFC Trust, Ser 2004-HE1, Cl M1
3.166%, VAR ICE LIBOR USD 1 Month+0.900%, 03/25/2034	1,252	1,248
ABFC Trust, Ser 2004-OPT5, Cl M1
3.391%, VAR ICE LIBOR USD 1 Month+1.125%, 03/25/2034	88	84
ABFC Trust, Ser 2005-OPT1, Cl M1
2.956%, VAR ICE LIBOR USD 1 Month+0.690%, 07/25/2035	1,592	1,594
ABFC Trust, Ser 2005-WF1, Cl M1
2.806%, VAR ICE LIBOR USD 1 Month+0.540%, 11/25/2034	2,231	2,231
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
2.825%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	45	46
Accredited Mortgage Loan Trust, Ser 2005-2, Cl M2
2.926%, VAR ICE LIBOR USD 1 Month+0.660%, 07/25/2035	125	125
Accredited Mortgage Loan Trust, Ser 2006-2, Cl M1
2.536%, VAR ICE LIBOR USD 1 Month+0.270%, 09/25/2036	1,230	1,036
ACE Securities Home Equity Loan Trust, Ser 2005-SD1, Cl M2
4.141%, VAR ICE LIBOR USD 1 Month+1.875%, 11/25/2050	2,276	2,270
Adjustable Rate Mortgage Trust, Ser 2005-1, Cl 5M1
3.316%, VAR ICE LIBOR USD 1 Month+1.050%, 05/25/2035	3,490	3,533
Adjustable Rate Mortgage Trust, Ser 2005-2, Cl 1A2
3.656%, 06/25/2035 (A)	47	48
Ajax Mortgage Loan Trust, Ser 2017-B, Cl A
3.163%, 09/25/2056 (A)(B)	481	483
Alternative Loan Trust, Ser 2007-8CB, Cl A5
2.645%, VAR ICE LIBOR USD 1 Month+0.500%, 05/25/2037	3,450	2,132
American Home Mortgage Investment Trust, Ser 2005-2, Cl 4A1
3.713%, VAR ICE LIBOR USD 6 Month+1.500%, 09/25/2045	473	477

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Ameriquest Mortgage Securities Asset- Backed Pass-Through Certificates, Ser 2004-R2, Cl A1A
2.835%, VAR ICE LIBOR USD 1 Month+0.690%, 04/25/2034	$971	$971
Ameriquest Mortgage Securities Asset- Backed Pass-Through Certificates, Ser 2005-R11, Cl M1
2.716%, VAR ICE LIBOR USD 1 Month+0.450%, 01/25/2036	2,335	2,337
Angel Oak Mortgage Trust I LLC, Ser 2017-2, Cl A1
2.478%, 07/25/2047 (A)(B)	159	159
Angel Oak Mortgage Trust I LLC, Ser 2018-3, Cl A1
3.649%, 09/25/2048 (A)(B)	190	193
Angel Oak Mortgage Trust I LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048 (A)(B)	2,424	2,465
Angel Oak Mortgage Trust I LLC, Ser 2019-4, Cl A1
2.993%, 07/26/2049 (A)(B)	287	288
Angel Oak Mortgage Trust LLC, Ser 2017-1, Cl A1
2.810%, 01/25/2047 (A)(B)	28	28
Angel Oak Mortgage Trust LLC, Ser 2017-3, Cl A1
2.708%, 11/25/2047 (A)(B)	122	122
Arroyo Mortgage Trust, Ser 2018-1, Cl A1
3.763%, 04/25/2048 (A)(B)	2,045	2,087
Arroyo Mortgage Trust, Ser 2019-1, Cl A1
3.805%, 01/25/2049 (A)(B)	2,114	2,161
Asset-Backed Securities Home Equity Loan Trust, Ser 2003-HE7, Cl M1
3.300%, VAR ICE LIBOR USD 1 Month+0.975%, 12/15/2033	753	757
BAMLL Commercial Mortgage Securities Trust, Ser 2018-DSNY, Cl A
3.175%, VAR ICE LIBOR USD 1 Month+0.850%, 09/15/2034 (B)	700	700
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AJ
6.035%, 02/10/2051 (A)	213	231
Banc of America Funding, Ser 2004-C, Cl 2A2
5.110%, 12/20/2034 (A)	9	9
Banc of America Funding, Ser 2005-F, Cl 4A1
4.372%, 09/20/2035 (A)	73	68
Banc of America Funding, Ser 2006-D, Cl 3A1
4.270%, 05/20/2036 (A)	62	61
Banc of America Funding, Ser 2006-I, Cl 1A1
4.537%, 12/20/2036 (A)	2,568	2,605
Banc of America Funding, Ser 2010-R5, Cl 4A3
4.262%, 08/26/2036 (A)(B)	14	14
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
4.651%, 12/25/2033 (A)	963	966
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
4.817%, 02/25/2034 (A)	1,430	1,446

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Trust, Ser 2004-D, Cl 2A1
4.856%, 05/25/2034 (A)	$602	$609
Banc of America Mortgage Trust, Ser 2004-L, Cl 1A1
5.082%, 01/25/2035 (A)	185	188
Banc of America Mortgage Trust, Ser 2005-A, Cl 2A1
4.503%, 02/25/2035 (A)	28	29
Bayview Commercial Asset Trust, Ser 2003-2, Cl A
3.136%, VAR LIBOR USD 1 Month+0.870%, 12/25/2033 (B)	931	918
Bayview Commercial Asset Trust, Ser 2004-1, Cl A
2.806%, VAR LIBOR USD 1 Month+0.540%, 04/25/2034 (B)	4,307	4,274
Bayview Commercial Asset Trust, Ser 2004-3, Cl M2
3.766%, VAR LIBOR USD 1 Month+1.500%, 01/25/2035 (B)	195	194
Bayview Commercial Asset Trust, Ser 2004-3, Cl A1
2.821%, VAR LIBOR USD 1 Month+0.555%, 01/25/2035 (B)	2,492	2,474
Bayview Commercial Asset Trust, Ser 2005-1A, Cl A2
2.791%, VAR LIBOR USD 1 Month+0.525%, 04/25/2035 (B)	1,493	1,466
Bayview Commercial Asset Trust, Ser 2005-3A, Cl M5
2.906%, VAR LIBOR USD 1 Month+0.640%, 11/25/2035 (B)	899	859
Bayview Commercial Asset Trust, Ser 2005-4A, Cl A1
2.566%, VAR LIBOR USD 1 Month+0.300%, 01/25/2036 (B)	2,431	2,343
Bayview Commercial Asset Trust, Ser 2006-2A, Cl A1
2.496%, VAR LIBOR USD 1 Month+0.230%, 07/25/2036 (B)	890	853
Bayview Commercial Asset Trust, Ser 2006-2A, Cl A2
2.546%, VAR LIBOR USD 1 Month+0.280%, 07/25/2036 (B)	1,525	1,465
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A1
2.496%, VAR LIBOR USD 1 Month+0.230%, 12/25/2036 (B)	660	635
Bayview Commercial Asset Trust, Ser 2007-1, Cl A2
2.536%, VAR LIBOR USD 1 Month+0.270%, 03/25/2037 (B)	578	545
Bayview Commercial Asset Trust, Ser 2007-1, Cl A1
2.486%, VAR LIBOR USD 1 Month+0.220%, 03/25/2037 (B)	1,541	1,461

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	$709	$726
BBCMS Mortgage Trust, Ser 2017-DELC, Cl B
3.355%, VAR ICE LIBOR USD 1 Month+1.030%, 08/15/2036 (B)	5,000	4,975
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
3.175%, VAR ICE LIBOR USD 1 Month+0.850%, 08/15/2036 (B)	1,000	998
BBCMS Mortgage Trust, Ser 2018-TALL, Cl C
3.446%, VAR ICE LIBOR USD 1 Month+1.121%, 03/15/2037 (B)	3,000	2,995
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
4.348%, 12/25/2033 (A)	1,194	1,205
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
4.544%, 08/25/2034 (A)	2,159	2,217
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
4.771%, 01/25/2034 (A)	2,744	2,820
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
4.631%, 04/25/2034 (A)	339	346
Bear Stearns ARM Trust, Ser 2004-1, Cl 12A3
4.679%, 04/25/2034 (A)	1,595	1,623
Bear Stearns ARM Trust, Ser 2004-2, Cl 12A2
3.958%, 05/25/2034 (A)	1,342	1,322
Bear Stearns ARM Trust, Ser 2004-3, Cl 2A
4.173%, 07/25/2034 (A)	1,306	1,326
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
4.480%, 07/25/2034 (A)	1,350	1,360
Bear Stearns ARM Trust, Ser 2004-9, Cl 22A1
4.659%, 11/25/2034 (A)	1,123	1,154
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR9, Cl E
5.143%, 09/11/2042 (A)	2,550	2,578
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR9, Cl C
5.055%, 09/11/2042 (A)	1,015	1,017
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW17, Cl C
5.751%, 06/11/2050 (A)(B)	1,835	1,838
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AM
5.464%, 01/12/2045 (A)	718	716
Bear Stearns Mortgage Funding Trust, Ser 2006-SL5, Cl 1A
2.566%, VAR ICE LIBOR USD 1 Month+0.300%, 12/25/2036	19	18
Bellemeade Re, Ser 2019-2A, Cl M1B
3.716%, VAR ICE LIBOR USD 1 Month+1.450%, 04/25/2029 (B)	1,500	1,500

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bellemeade Re, Ser 2019-3A, Cl M1B
3.990%, VAR ICE LIBOR USD 1 Month+1.600%, 07/25/2029 (B)	$3,000	$3,004
Benchmark Mortgage Trust, Ser 2018-B8, Cl A5
4.232%, 01/15/2052	2,381	2,759
BRAVO Residential Funding Trust, Ser 2019-1, Cl A1C
3.500%, 03/25/2058 (B)	2,767	2,810
BRAVO Residential Funding Trust, Ser 2019- NQM1, Cl A1
2.666%, 07/25/2059 (A)(B)	2,870	2,869
Bunker Hill Loan Depositary Trust, Ser 2019-1, Cl A1
3.613%, 10/26/2048 (B)	2,487	2,512
BX Commercial Mortgage Trust, Ser 2018-BIOA, Cl C
3.446%, VAR ICE LIBOR USD 1 Month+1.121%, 03/15/2037 (B)	2,939	2,937
BX Commercial Mortgage Trust, Ser 2018-IND, Cl A
3.075%, VAR ICE LIBOR USD 1 Month+0.750%, 11/15/2035 (B)	248	248
BX Commercial Mortgage Trust, Ser 2018-IND, Cl D
3.625%, VAR ICE LIBOR USD 1 Month+1.300%, 11/15/2035 (B)	812	812
BX Trust, Ser 2017-APPL, Cl B
3.475%, VAR ICE LIBOR USD 1 Month+1.150%, 07/15/2034 (B)	4,250	4,245
BX Trust, Ser 2017-SLCT, Cl C
3.725%, VAR ICE LIBOR USD 1 Month+1.400%, 07/15/2034 (B)	4,250	4,250
BX Trust, Ser 2018-BIOA, Cl D
3.646%, VAR ICE LIBOR USD 1 Month+1.321%, 03/15/2037 (B)	2,000	2,005
BX Trust, Ser 2018-MCSF, Cl B
3.131%, VAR ICE LIBOR USD 1 Month+0.806%, 04/15/2035 (B)	2,000	1,992
BX Trust, Ser 2018-MCSF, Cl A
2.902%, VAR ICE LIBOR USD 1 Month+0.577%, 04/15/2035 (B)	565	563
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl B
3.575%, VAR ICE LIBOR USD 1 Month+1.250%, 12/15/2037 (B)	3,000	3,010
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl E
4.475%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2037 (B)	4,090	4,118
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl B
3.295%, VAR ICE LIBOR USD 1 Month+0.970%, 07/15/2032 (B)	2,400	2,400

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl D
3.925%, VAR ICE LIBOR USD 1 Month+1.600%, 07/15/2032 (B)	$2,500	$2,500
Chase Mortgage Finance Trust, Ser 2005-A1, Cl 2A3
4.265%, 12/25/2035 (A)	696	689
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 7A1
4.537%, 02/25/2037 (A)	539	551
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 1A3
4.793%, 02/25/2037 (A)	530	543
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 2A3
4.491%, 07/25/2037 (A)	812	840
CHL Mortgage Pass-Through Trust, Ser 2003-46, Cl 2A1
4.415%, 01/19/2034 (A)	1,147	1,150
CHL Mortgage Pass-Through Trust, Ser 2004-11, Cl 2A1
3.847%, 07/25/2034 (A)	958	968
CHT Mortgage Trust, Ser 2017-CSMO, Cl B
3.725%, VAR ICE LIBOR USD 1 Month+1.400%, 11/15/2036 (B)	2,000	1,999
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(B)	732	736
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1A
3.616%, VAR ICE LIBOR USD 1 Month+1.350%, 10/25/2037 (B)	1,891	1,911
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Ser 2005-4, Cl 2A1
5.000%, 07/25/2020	10	11
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl C
6.189%, 03/15/2049 (A)	1,419	1,440
Citigroup Commercial Mortgage Trust, Ser 2018-TBR, Cl A
3.155%, VAR ICE LIBOR USD 1 Month+0.830%, 12/15/2036 (B)	4,000	3,990
Citigroup Commercial Mortgage Trust, Ser 2019-SST2, Cl A
3.245%, VAR ICE LIBOR USD 1 Month+0.920%, 12/15/2036 (B)	700	699
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A2A
4.929%, 05/25/2035 (A)	926	955
Citigroup Mortgage Loan Trust, Ser 2007-AR5, Cl 1A2A
4.527%, 04/25/2037 (A)	417	395
Citigroup Mortgage Loan Trust, Ser 2007-WFH2, Cl A4
2.616%, VAR ICE LIBOR USD 1 Month+0.350%, 03/25/2037	306	306
Citigroup Mortgage Loan Trust, Ser 2015-2, Cl 5A1
2.654%, VAR ICE LIBOR USD 1 Month+0.250%, 03/25/2047 (B)	534	536

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Ser 2019-IMC1, Cl A1
2.720%, 07/25/2049 (A)(B)	$100	$100
CLNS Trust, Ser 2017-IKPR, Cl C
3.469%, VAR ICE LIBOR USD 1 Month+1.100%, 06/11/2032 (B)	4,000	3,994
COLT Mortgage Loan Trust, Ser 2017-2, Cl A1A
2.415%, 10/25/2047 (A)(B)	770	767
COLT Mortgage Loan Trust, Ser 2018-1, Cl A1
2.930%, 02/25/2048 (A)(B)	431	430
COLT Mortgage Loan Trust, Ser 2018-1, Cl A2
2.981%, 02/25/2048 (A)(B)	124	123
COLT Mortgage Loan Trust, Ser 2018-3, Cl A1
3.692%, 10/26/2048 (A)(B)	483	487
COLT Mortgage Loan Trust, Ser 2018-4, Cl A1
4.006%, 12/28/2048 (A)(B)	348	353
COLT Mortgage Loan Trust, Ser 2019-1, Cl A1
3.705%, 03/25/2049 (A)(B)	2,650	2,689
COLT Mortgage Loan Trust, Ser 2019-2, Cl A1
3.337%, 05/25/2049 (A)(B)	1,764	1,796
COLT Mortgage Loan Trust, Ser 2019-3, Cl A1
2.764%, 08/25/2049 (A)(B)	1,918	1,928
COMM Mortgage Trust, Ser 2013-300P, Cl E
4.394%, 08/10/2030 (A)(B)	800	820
COMM Mortgage Trust, Ser 2013-CR10, Cl XA, IO
0.668%, 08/10/2046 (A)	38,399	919
COMM Mortgage Trust, Ser 2014-CR14, Cl XA, IO
0.620%, 02/10/2047 (A)	26,769	619
COMM Mortgage Trust, Ser 2014-CR15, Cl A2
2.928%, 02/10/2047	391	391
Credit Suisse ABS Trust, Ser 2018-LD1, Cl A
3.420%, 07/25/2024 (B)	27	27
Credit Suisse Commercial Mortgage Trust, Ser 2006-C1, Cl H
5.771%, 02/15/2039 (A)(B)	142	142
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AJ
5.652%, 01/15/2049 (A)	118	118
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR8, Cl 6A1
4.356%, 09/25/2034 (A)	424	431
Credit Suisse First Boston Mortgage Securities, Ser 2005-5, Cl 3A2
2.566%, VAR ICE LIBOR USD 1 Month+0.300%, 07/25/2035	1,839	1,767
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2004-AR5, Cl 6A1
4.623%, 06/25/2034 (A)	3,084	3,174
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049 (B)	2,000	2,000
DBCG Mortgage Trust, Ser 2017-BBG, Cl C
3.325%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2034 (B)	1,100	1,097

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
DBGS Mortgage Trust, Ser 2018-BIOD, Cl A
3.128%, VAR ICE LIBOR USD 1 Month+0.803%, 05/15/2035 (B)	$2,784	$2,784
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl XA, IO
1.042%, 07/10/2044 (A)(B)	21,934	298
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl A4
4.551%, 08/10/2044	1,381	1,425
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(B)	41	41
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(B)	109	109
Deephaven Residential Mortgage Trust, Ser 2017-3A, Cl A1
2.577%, 10/25/2047 (A)(B)	142	141
Deephaven Residential Mortgage Trust, Ser 2018-1A, Cl A1
2.976%, 12/25/2057 (A)(B)	195	195
Deephaven Residential Mortgage Trust, Ser 2018-3A, Cl A1
3.789%, 08/25/2058 (A)(B)	314	316
Deephaven Residential Mortgage Trust, Ser 2019-3A, Cl A1
2.964%, 07/25/2059 (A)(B)	245	247
Deutsche Mortgage Securities Mortgage Loan Trust, Ser 2004-4, Cl 2AR1
2.806%, VAR ICE LIBOR USD 1 Month+0.540%, 06/25/2034	537	538
Deutsche Mortgage Securities Re-REMIC Trust Certificates, Ser 2007-WM1, Cl A1
3.821%, 06/27/2037 (A)(B)	1,449	1,480
First Franklin Mortgage Loan Trust, Ser 2004-FF11, Cl M2
3.091%, VAR ICE LIBOR USD 1 Month+0.825%, 01/25/2035	916	918
First Franklin Mortgage Loan Trust, Ser 2005-FF3, Cl M4
3.166%, VAR ICE LIBOR USD 1 Month+0.900%, 04/25/2035	1,432	1,435
First Franklin Mortgage Loan Trust, Ser 2006-FFA, Cl A3
2.506%, VAR ICE LIBOR USD 1 Month+0.240%, 09/25/2026	26	24
First Horizon Alternative Mortgage Securities Trust, Ser 2005-AA3, Cl 3A1
4.332%, 05/25/2035 (A)	140	142
Flagstar Mortgage Trust, Ser 2018-5, Cl A7
4.000%, 09/25/2048 (A)(B)	273	276
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
7.166%, VAR ICE LIBOR USD 1 Month+4.900%, 11/25/2024	3,773	4,101
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
8.166%, VAR ICE LIBOR USD 1 Month+5.900%, 10/25/2028	322	347
FNMA Connecticut Avenue Securities, Ser 2017-C02, Cl 2M1
3.416%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2029	189	189

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2017-C03, Cl 1M1
3.216%, VAR ICE LIBOR USD 1 Month+0.950%, 10/25/2029	$2,135	$2,138
FNMA Connecticut Avenue Securities, Ser 2017-C04, Cl 2M1
3.116%, VAR ICE LIBOR USD 1 Month+0.850%, 11/25/2029	2,235	2,237
FNMA Connecticut Avenue Securities, Ser 2018-C06, Cl 1M1
2.816%, VAR ICE LIBOR USD 1 Month+0.550%, 03/25/2031	237	237
Galton Funding Mortgage Trust, Ser 2018-1, Cl A43
3.500%, 11/25/2057 (A)(B)	2,229	2,259
GMACM Home Equity Loan Trust, Ser 2007-HE2, Cl A2
6.054%, 12/25/2037 (A)	828	830
GMACM Home Equity Loan Trust, Ser 2007-HE2, Cl A3
6.193%, 12/25/2037 (A)	309	310
Great Wolf Trust, Ser 2017-WOLF, Cl C
3.645%, VAR ICE LIBOR USD 1 Month+1.320%, 09/15/2034 (B)	5,000	4,998
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl AM
5.641%, 07/10/2038 (A)	815	820
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	5	5
GS Mortgage Securities Trust, Ser 2010-C2, Cl XA, IO
0.068%, 12/10/2043 (A)(B)	33,688	41
GS Mortgage Securities Trust, Ser 2011-GC3, Cl X, IO
0.658%, 03/10/2044 (A)(B)	24,106	173
GS Mortgage Securities Trust, Ser 2012- ALOHA, Cl D
4.129%, 04/10/2034 (A)(B)	1,000	1,033
GS Mortgage Securities Trust, Ser 2017- 500K, Cl D
3.625%, VAR ICE LIBOR USD 1 Month+1.300%, 07/15/2032 (B)	3,750	3,746
GS Mortgage Securities Trust, Ser 2017- 500K, Cl A
3.025%, VAR ICE LIBOR USD 1 Month+0.700%, 07/15/2032 (B)	535	533
GSAA Home Equity Trust, Ser 2005-11, Cl 2A2
2.586%, VAR ICE LIBOR USD 1 Month+0.320%, 10/25/2035	1,760	1,765
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
4.813%, 01/25/2035 (A)	123	125
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
4.462%, 04/25/2035 (A)	423	430
GSR Mortgage Loan Trust, Ser 2005-AR6, Cl 3A1
4.533%, 09/25/2035 (A)	290	295
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
4.759%, 08/19/2034 (A)	1,585	1,632

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
HarborView Mortgage Loan Trust, Ser 2004-7, Cl 2A1
4.448%, 11/19/2034 (A)	$71	$73
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1A
2.612%, VAR ICE LIBOR USD 1 Month+0.340%, 06/20/2035	2,374	2,364
Hilton Orlando Trust, Ser 2018-ORL, Cl B
3.375%, VAR ICE LIBOR USD 1 Month+1.050%, 12/15/2034 (B)	2,900	2,897
Hilton USA Trust, Ser 2016-HHV, Cl D
4.194%, 11/05/2038 (A)(B)	3,910	4,195
HMH Trust, Ser 2017-NSS, Cl E
6.292%, 07/05/2031 (B)	3,613	3,810
Home Equity Asset Trust, Ser 2004-1, Cl M1
3.211%, VAR ICE LIBOR USD 1 Month+0.945%, 06/25/2034	3,812	3,804
Home Equity Asset Trust, Ser 2005-5, Cl M2
2.776%, VAR ICE LIBOR USD 1 Month+0.765%, 11/25/2035	1,232	1,234
Home Equity Asset Trust, Ser 2005-7, Cl M1
2.716%, VAR ICE LIBOR USD 1 Month+0.450%, 01/25/2036	2,907	2,916
Home Equity Asset Trust, Ser 2006-3, Cl M1
2.656%, VAR ICE LIBOR USD 1 Month+0.390%, 07/25/2036	4,060	4,051
Homeward Opportunities Fund I Trust, Ser 2018-1, Cl A1
3.766%, 06/25/2048 (A)(B)	1,429	1,452
Hudson’s Bay Simon JV Trust, Ser 2015- HBFL, Cl CFL
5.230%, VAR ICE LIBOR USD 1 Month+2.800%, 08/05/2034 (B)	3,435	3,426
Hudson’s Bay Simon JV Trust, Ser 2015- HBFL, Cl BFL
4.830%, VAR ICE LIBOR USD 1 Month+2.400%, 08/05/2034 (B)	2,000	2,007
Impac CMB Trust, Ser 2004-10, Cl 4M1
3.166%, VAR ICE LIBOR USD 1 Month+0.900%, 03/25/2035	81	77
Impac CMB Trust, Ser 2004-6, Cl 1A2
3.046%, VAR ICE LIBOR USD 1 Month+0.780%, 10/25/2034	2,054	2,038
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
2.395%, VAR ICE LIBOR USD 1 Month+0.250%, 04/25/2037	395	396
IndyMac INDA Mortgage Loan Trust, Ser 2007-AR3, Cl 1A1
4.641%, 07/25/2037 (A)	1,585	1,455
IndyMac INDX Mortgage Loan Trust, Ser 2007-FLX3, Cl A1
2.506%, VAR ICE LIBOR USD 1 Month+0.240%, 06/25/2037	609	605
Irwin Home Equity Loan Trust, Ser 2006-1, Cl 2A3
6.270%, 09/25/2035 (B)	1,434	1,498

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	$3,856	$4,223
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB11, Cl E
5.568%, 08/12/2037 (A)	2,000	2,018
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB12, Cl AJ
4.987%, 09/12/2037 (A)	424	428
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CIBC15, Cl AM
5.855%, 06/12/2043 (A)	699	700
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP8, Cl E
5.446%, 05/15/2045 (A)(B)	679	679
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl XA, IO
0.947%, 02/15/2046 (A)(B)	14,225	162
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-UES, Cl A
2.933%, 09/05/2032 (B)	3,000	3,009
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-MFP, Cl B
3.540%, VAR ICE LIBOR USD 1 Month+1.160%, 07/15/2036 (B)	2,000	2,000
JPMorgan Mortgage Trust, Ser 2004-S1, Cl 1A4
4.500%, 09/25/2034	17	17
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
4.517%, 06/25/2035 (A)	763	775
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A5
4.517%, 06/25/2035 (A)	770	784
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
4.848%, 07/25/2035 (A)	2,201	2,252
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
4.625%, 11/25/2033 (A)	261	270
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
4.691%, 07/25/2035 (A)	880	912
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 4A2
4.661%, 07/25/2035 (A)	365	378
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
4.490%, 07/25/2035 (A)	1,646	1,693
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
4.240%, 06/25/2037 (A)	57	53
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
3.154%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2046 (B)	261	260

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
3.125%, VAR ICE LIBOR USD 1 Month+0.800%, 05/15/2036 (B)	$150	$150
LB-UBS Commercial Mortgage Trust, Ser 2005-C5, Cl H
5.350%, 09/15/2040 (A)(B)	505	509
Long Beach Mortgage Loan Trust, Ser 2004-1, Cl M1
2.895%, VAR ICE LIBOR USD 1 Month+0.750%, 02/25/2034	1,059	1,053
LSTAR Securities Investment, Ser 2019-4, Cl A1
3.902%, VAR ICE LIBOR USD 1 Month+1.500%, 05/01/2024 (B)	410	418
MASTR Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
3.475%, 07/25/2035 (A)	41	38
MASTR Alternative Loan Trust, Ser 2003-5, Cl 4A1
5.500%, 07/25/2033	1,740	1,872
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
3.141%, 10/20/2029 (A)	252	252
Mellon Residential Funding, Ser 2001-TBC1, Cl A1
3.025%, VAR ICE LIBOR USD 1 Month+0.700%, 11/15/2031	1,356	1,367
Merrill Lynch Mortgage Investors Trust, Ser 2003-E, Cl A1
2.886%, VAR ICE LIBOR USD 1 Month+0.620%, 10/25/2028	913	918
Merrill Lynch Mortgage Investors Trust, Ser 2003-G, Cl A1
2.906%, VAR ICE LIBOR USD 1 Month+0.640%, 01/25/2029	551	547
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
4.330%, 12/25/2034 (A)	1,172	1,182
Merrill Lynch Mortgage Investors Trust, Ser 2005-A, Cl A1
2.726%, VAR ICE LIBOR USD 1 Month+0.460%, 03/25/2030	1,032	1,010
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A5
4.462%, 02/25/2035 (A)	600	606
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A3
4.462%, 02/25/2035 (A)	808	819
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A2
4.462%, 02/25/2035 (A)	2,889	2,921
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
4.551%, 07/25/2035 (A)	464	368
Merrill Lynch Mortgage Investors Trust, Ser 2005-SL3, Cl M1
2.956%, VAR ICE LIBOR USD 1 Month+0.690%, 07/25/2036	665	664
Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl M4
2.821%, VAR ICE LIBOR USD 1 Month+0.370%, 08/25/2036	2,460	2,452
Merrill Lynch Mortgage Investors Trust, Ser 2007-1, Cl 2A1
4.763%, 01/25/2037 (A)	3,243	3,284

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	$251	$256
MFA Trust, Ser 2017-RPL1, Cl A1 2.588%, 02/25/2057 (A)(B)	141	140
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(B)	514	520
Morgan Stanley Capital I Trust, Ser 2006-T23, Cl D
6.182%, 08/12/2041 (A)(B)	1,098	1,116
Morgan Stanley Capital I Trust, Ser 2007-T25, Cl AJ
5.574%, 11/12/2049 (A)	2,393	2,421
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl AJ
6.144%, 06/11/2042 (A)	1,909	2,036
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl D
3.725%, VAR ICE LIBOR USD 1 Month+1.400%, 11/15/2034 (B)	3,400	3,402
Morgan Stanley Capital I Trust, Ser 2018-BOP, Cl E
4.275%, VAR ICE LIBOR USD 1 Month+1.950%, 06/15/2035 (B)	3,442	3,446
Morgan Stanley Capital I Trust, Ser 2018-SUN, Cl A
3.225%, VAR ICE LIBOR USD 1 Month+0.900%, 07/15/2035 (B)	3,000	2,998
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-HE2, Cl A1
3.005%, VAR ICE LIBOR USD 1 Month+0.860%, 08/25/2032 (B)	2,625	2,612
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
4.626%, 11/25/2034 (A)	747	766
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, Cl 4A2
4.502%, 10/25/2034 (A)	1,769	1,790
MortgageIT Trust, Ser 2005-1, Cl 2A
3.652%, VAR ICE LIBOR USD 1 Month+1.250%, 02/25/2035	1,144	1,146
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/2022	617	620
Motel 6 Trust, Ser 2017-MTL6, Cl A
3.245%, VAR ICE LIBOR USD 1 Month+0.920%, 08/15/2034 (B)	2,526	2,525
MRFC Mortgage Pass-Through Trust, Ser 2002-TBC2, Cl A
3.185%, VAR ICE LIBOR USD 1 Month+0.860%, 08/15/2032	520	510
MSCG Trust, Ser 2018-SELF, Cl D
3.975%, VAR ICE LIBOR USD 1 Month+1.650%, 10/15/2037 (B)	2,102	2,110
MSCG Trust, Ser 2018-SELF, Cl A
3.225%, VAR ICE LIBOR USD 1 Month+0.900%, 10/15/2037 (B)	245	245
MSSG Trust, Ser 2017-237P, Cl XA, IO
0.343%, 09/13/2039 (A)(B)	27,151	731

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
MSSG Trust, Ser 2017-237P, Cl XB, IO
0.050%, 09/13/2039 (A)(B)	$16,790	$120
MSSG Trust, Ser 2017-237P, Cl D
3.865%, 09/13/2039 (B)	2,457	2,588
MTRO Commercial Mortgage Trust, Ser 2019-TECH, Cl A
3.225%, VAR ICE LIBOR USD 1 Month+0.900%, 12/15/2033 (B)	455	455
New Century Home Equity Loan Trust, Ser 2005-4, Cl M2
2.776%, VAR ICE LIBOR USD 1 Month+0.510%, 09/25/2035	2,568	2,569
New Residential Mortgage LLC, Ser 2018- FNT1, Cl B
3.910%, 05/25/2023 (B)	1,783	1,811
New Residential Mortgage LLC, Ser 2018-FNT2, Cl A
3.790%, 07/25/2054 (B)	2,202	2,249
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(B)	314	328
New Residential Mortgage Loan Trust, Ser 2017-5A, Cl A1
3.766%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/2057 (B)	2,668	2,703
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(B)	780	818
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1A
4.000%, 12/25/2057 (A)(B)	1,119	1,165
Newcastle Mortgage Securities Trust, Ser 2006-1, Cl M3
2.656%, VAR ICE LIBOR USD 1 Month+0.390%, 03/25/2036	5,593	5,509
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AP3, Cl A6
5.293%, 10/25/2034	44	45
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AR3, Cl M1
3.406%, VAR ICE LIBOR USD 1 Month+1.140%, 11/25/2034	1,812	1,853
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AR4, Cl M1
3.366%, VAR ICE LIBOR USD 1 Month+1.100%, 12/25/2034	1,945	1,968
Nomura Resecuritization Trust, Ser 2014-6R, Cl 5A1
4.011%, 04/26/2037 (A)(B)	84	84
Nomura Resecuritization Trust, Ser 2015-1R, Cl 5A1
3.446%, VAR 12 Month Treas Avg+0.990%, 06/26/2046 (B)	2,004	2,004
Nomura Resecuritization Trust, Ser 2015-4R, Cl 3A2
4.585%, 02/26/2036 (A)(B)	516	516
NovaStar Mortgage Funding Trust, Ser 2004-4, Cl M5
3.991%, VAR ICE LIBOR USD 1 Month+1.725%, 03/25/2035	2,259	2,277
OBX Trust, Ser 2018-1, Cl A2
2.916%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (B)	2,861	2,844

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
OBX Trust, Ser 2018-EXP2, Cl 1A1
4.000%, 11/25/2048 (A)(B)	$1,570	$1,583
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/2048 (A)(B)	496	509
One Market Plaza Trust, Ser 2017-1MKT, Cl D
4.146%, 02/10/2032 (B)	1,275	1,317
One Market Plaza Trust, Ser 2017-MKT, Cl C
4.016%, 02/10/2032 (B)	1,935	2,005
Option One Mortgage Loan Trust, Ser 2003-4, Cl A1
2.906%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2033	1,345	1,334
Option One Mortgage Loan Trust, Ser 2006-3, Cl 2A2
2.366%, VAR ICE LIBOR USD 1 Month+0.100%, 02/25/2037	439	259
PHH Mortgage Capital, Ser 2008-CIM2, Cl 1A1
4.652%, VAR ICE LIBOR USD 1 Month+2.250%, 07/25/2038	686	684
Provident Funding Mortgage Loan Trust, Ser 2003-1, Cl A
4.864%, 08/25/2033 (A)	1,049	1,079
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 2A1A
4.669%, 10/25/2035 (A)	573	589
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 3A
4.712%, 10/25/2035 (A)	648	656
Radnor RE, Ser 2019-2, Cl M1B
4.016%, VAR ICE LIBOR USD 1 Month+1.750%, 06/25/2029 (B)	1,000	999
RALI Trust, Ser 2007-QO3, Cl A1
2.426%, VAR ICE LIBOR USD 1 Month+0.160%, 03/25/2047	806	780
Residential Accredit Loans, Ser 2006-QO10, Cl A1
2.305%, VAR ICE LIBOR USD 1 Month+0.160%, 01/25/2037	2,921	2,769
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.198%, 08/25/2022 (A)	567	469
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
3.072%, VAR ICE LIBOR USD 1 Month+0.800%, 10/20/2027	776	772
Sequoia Mortgage Trust, Ser 2002-9, Cl 1A
2.972%, VAR ICE LIBOR USD 1 Month+0.700%, 09/20/2032	858	827
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
2.812%, VAR ICE LIBOR USD 1 Month+0.540%, 01/20/2035	2,559	2,533
Sequoia Mortgage Trust, Ser 2004-3, Cl A
3.134%, VAR ICE LIBOR USD 6 Month+0.500%, 05/20/2034	1,325	1,303
Sequoia Mortgage Trust, Ser 2004-5, Cl A1
3.790%, 06/20/2034 (A)	1,574	1,575
Sequoia Mortgage Trust, Ser 2013-1, Cl 1A1
1.450%, 02/25/2043 (A)	785	755

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
SG Residential Mortgage Trust, Ser 2018-1, Cl A1
3.425%, 04/27/2048 (A)(B)	$185	$186
Spruce Hill Mortgage Loan Trust, Ser 2019-SH1
3.265%, 04/29/2049 (B)	293	296
Starwood Mortgage Residential Trust, Ser 2018-IMC1, Cl A1
3.793%, 03/25/2048 (A)(B)	2,059	2,093
Stonemont Portfolio Trust, Ser 2017-MONT, Cl B
3.272%, VAR ICE LIBOR USD 1 Month+1.100%, 08/20/2030 (B)	1,401	1,401
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-2, Cl 4A2
4.374%, 03/25/2034 (A)	1,109	1,118
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-9XS, Cl A
2.636%, VAR ICE LIBOR USD 1 Month+0.370%, 07/25/2034	3,828	3,880
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
4.225%, 04/25/2035 (A)	1,046	1,039
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
2.958%, VAR ICE LIBOR USD 1 Month+0.660%, 10/19/2034	1,131	1,132
Structured Asset Mortgage Investments II Trust, Ser 2004-AR8, Cl A1
2.978%, VAR ICE LIBOR USD 1 Month+0.680%, 05/19/2035	2,301	2,292
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF3, Cl M1
2.986%, VAR ICE LIBOR USD 1 Month+0.720%, 07/25/2035	469	469
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF3, Cl A4
2.576%, VAR ICE LIBOR USD 1 Month+0.310%, 09/25/2036	466	466
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
2.906%, VAR ICE LIBOR USD 1 Month+0.640%, 09/25/2043	989	997
Thornburg Mortgage Securities Trust, Ser 2004-3, Cl A
3.006%, VAR ICE LIBOR USD 1 Month+0.740%, 09/25/2044	801	800
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
4.610%, 04/25/2045 (A)	1,928	1,932
Thornburg Mortgage Securities Trust, Ser 2007-1, Cl A2B
3.491%, VAR ICE LIBOR USD 12 Month+1.300%, 03/25/2037	1,299	1,197
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 3A1
4.069%, 09/25/2037 (A)	1,473	1,482
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	72	72
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	94	94
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	69	69

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	$204	$204
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	374	372
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	2,792	2,816
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	2,758	2,795
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058 (A)(B)	1,661	1,734
UBS Commercial Mortgage Trust, Ser 2012- C1, Cl XA, IO
2.060%, 05/10/2045 (A)(B)	10,110	430
Velocity Commercial Capital Loan Trust, Ser 2016-1, Cl AFL
4.716%, VAR LIBOR USD 1 Month+2.450%, 04/25/2046 (B)	187	187
Velocity Commercial Capital Loan Trust, Ser 2016-2, Cl AFL
4.066%, VAR LIBOR USD 1 Month+1.800%, 10/25/2046	595	598
Velocity Commercial Capital Loan Trust, Ser 2017-1, Cl AFL
3.516%, VAR LIBOR USD 1 Month+1.250%, 05/25/2047 (B)	1,463	1,467
Verus Securitization Trust, Ser 2017-2A, Cl A1
2.485%, 07/25/2047 (A)(B)	1,383	1,376
Verus Securitization Trust, Ser 2017-SG1A, Cl A1
2.690%, 11/25/2047 (A)(B)	1,467	1,462
Verus Securitization Trust, Ser 2018-1, Cl A1
2.929%, 02/25/2048 (A)(B)	130	130
Verus Securitization Trust, Ser 2019-2, Cl A1
3.211%, 04/25/2059 (A)(B)	285	287
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C34, Cl C
6.194%, 05/15/2046 (A)	1,500	1,515
WaMu Commercial Mortgage Securities Trust, Ser 2007-SL2, Cl D
4.470%, 12/27/2049 (A)(B)	1,500	1,582
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
4.502%, 10/25/2033 (A)	1,413	1,447
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
4.398%, 08/25/2033 (A)	869	886
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
4.369%, 09/25/2033 (A)	1,309	1,354
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR1, Cl A
4.872%, 03/25/2034 (A)	4,079	4,166
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR10, Cl A1B
2.686%, VAR ICE LIBOR USD 1 Month+0.420%, 07/25/2044	2,242	2,255

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
4.225%, 10/25/2034 (A)	$1,037	$1,047
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A1A
2.865%, VAR ICE LIBOR USD 1 Month+0.720%, 11/25/2034	1,111	1,128
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A2A
2.885%, VAR ICE LIBOR USD 1 Month+0.740%, 11/25/2034	1,540	1,548
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
4.388%, 01/25/2035 (A)	2,071	2,137
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
3.909%, VAR 12 Month Treas Avg+1.400%, 04/25/2044	3,125	3,139
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR8, Cl A2
2.666%, VAR ICE LIBOR USD 1 Month+0.400%, 06/25/2044	1,669	1,694
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR9, Cl A7
4.388%, 08/25/2034 (A)	3,550	3,596
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034	475	497
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB4, Cl 22A
6.000%, 12/25/2019	5	5
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A1A
2.906%, VAR ICE LIBOR USD 1 Month+0.640%, 01/25/2045	1,244	1,246
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR11, Cl A1A
2.586%, VAR ICE LIBOR USD 1 Month+0.320%, 08/25/2045	1,493	1,488
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
2.556%, VAR ICE LIBOR USD 1 Month+0.290%, 10/25/2045	1,613	1,610
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A2
3.959%, VAR 12 Month Treas Avg+1.450%, 10/25/2045	290	302
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR14, Cl 1A4
4.175%, 12/25/2035 (A)	64	64
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
2.806%, VAR ICE LIBOR USD 1 Month+0.270%, 12/25/2045	544	539
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR6, Cl 2A1A
2.726%, VAR ICE LIBOR USD 1 Month+0.460%, 04/25/2045	3,033	3,006
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR8, Cl 2A1A
2.846%, VAR ICE LIBOR USD 1 Month+0.580%, 07/25/2045	1,727	1,713
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR9, Cl A1A
2.906%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2045	1,131	1,119

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 2A1A
3.579%, VAR 12 Month Treas Avg+1.070%, 01/25/2046	$1,308	$1,336
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 5A
2.394%, VAR Cost of Funds 11th District of San Fran+1.250%, 04/25/2047	2,448	2,211
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-Q, Cl 1A3
4.759%, 09/25/2034 (A)	336	343
Wells Fargo Mortgage Backed Securities Trust, Ser 2019-2, Cl A3
4.000%, 04/25/2049 (A)(B)	283	289
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-H, Cl A1
4.764%, 09/25/2033 (A)	680	696
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
4.686%, 11/25/2033 (A)	551	564
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A1
5.071%, 05/25/2034 (A)	156	162
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
4.990%, 07/25/2034 (A)	473	485
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-N, Cl A7
4.864%, 08/25/2034 (A)	1,142	1,171
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
4.828%, 08/25/2034 (A)	955	982
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Q, Cl 1A2
4.759%, 09/25/2034 (A)	1,177	1,218
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-R, Cl 2A1
4.750%, 09/25/2034 (A)	100	104
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-S, Cl A1
4.914%, 09/25/2034 (A)	296	306
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
4.887%, 10/25/2034 (A)	2,082	2,117
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Y, Cl 3A1
4.908%, 11/25/2034 (A)	1,355	1,394
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 2A1
4.971%, 12/25/2034 (A)	2,636	2,699
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 1A2
4.980%, 12/25/2034 (A)	499	507
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 1A1
5.084%, 02/25/2035 (A)	1,754	1,812
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 1A1
4.955%, 06/25/2035 (A)	1,884	1,903
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A17
4.969%, 06/25/2035 (A)	396	411

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A2
4.969%, 06/25/2035 (A)	$1,233	$1,283
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR11, Cl 1A1
4.844%, 06/25/2035 (A)	510	522
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR12, Cl 2A5
5.003%, 06/25/2035 (A)	1,070	1,108
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 2A1
5.014%, 02/25/2034 (A)	311	321
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR2, Cl 3A1
5.141%, 03/25/2035 (A)	713	732
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR3, Cl 2A1
4.909%, 03/25/2035 (A)	511	525
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR7, Cl 2A1
5.089%, 05/25/2035 (A)	42	42
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 3A2
4.980%, 06/25/2035 (A)	602	608
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 1A1
4.995%, 06/25/2035 (A)	564	568
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 3A1
5.024%, 06/25/2034 (A)	665	693
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
0.783%, 02/15/2044 (A)(B)	13,890	120

		476,213

Total Mortgage-Backed Securities (Cost $519,096) ($ Thousands)		527,265

LOAN PARTICIPATIONS — 29.6%

Aerospace/Defense — 0.6%
DAE Aviation, Term Loan B, 1st Lien
6.330%, 04/06/2026	2,795	2,792
Sequa Mezzanine Holdings L.L.C., Initial Loan, 2nd Lien
11.266%, VAR LIBOR+9.000%, 04/28/2022 (C)	409	399
Sequa Mezzanine Holdings LLC, Term Loan, 1st Lien
7.220%, VAR LIBOR+5.000%, 11/28/2021	6	5
7.187%, VAR LIBOR+5.500%, 11/28/2021	2,158	2,131
Transdigm Inc., New Tranche E Term Loan (2018), 1st Lien
4.830%, VAR LIBOR+2.500%, 05/30/2025	590	584

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Transdigm Inc., New Tranche F Term Loan (2018), 1st Lien
4.830%, VAR LIBOR+2.500%, 06/09/2023 (D)	$1,691	$1,678

		7,589

Airlines — 0.5%
Air Medical Group Holdings Inc., Term Loan B, 1st Lien
5.432%, VAR LIBOR+3.250%, 04/28/2022	3,382	3,174
Air Medical Group Holdings Inc., Term Loan, 1st Lien
6.362%, VAR LIBOR+4.250%, 03/14/2025 (D)	276	259
Air Methods Corporation, Initial Term Loan, 1st Lien
5.830%, VAR LIBOR+3.500%, 04/22/2024	2,422	1,993
GOBP Holdings, Inc., 2019 Term Loan
5.759%, 10/22/2025	1,257	1,259

		6,685

Automotive — 0.5%
ABRA Auto Body/Caliber Collision, Term Loan, 1st Lien
5.713%, 02/05/2026	1,512	1,516
Adient US LLC, Initial Term Loan, 1st Lien
6.889%, 05/06/2024	554	537
6.459%, 05/06/2024	185	179
Gates Global LLC, Initial B-2 Dollar Term Loan, 1st Lien
4.862%, 04/01/2024	1,389	1,353
Navistar Inc., Term Loan B, 1st Lien
5.700%, 11/06/2024	2,315	2,305
Truck Hero, Inc., Initial Term Loan, 1st Lien
5.862%, 04/22/2024	635	580

		6,470

Building Materials — 0.9%
Forterra Finance LLC, Term Loan B, 1st Lien
5.112%, VAR LIBOR+3.000%, 10/25/2023	3,772	3,519
Hillman Group Inc., Term Loan B, 1st Lien
6.112%, VAR LIBOR+3.500%, 05/30/2025 (D)	3,760	3,639
SRS Distribution Inc., Initial Term Loan, 1st Lien
5.362%, VAR LIBOR+3.250%, 05/23/2025	1,431	1,387
TAMKO Building Products LLC, Initial Term Loan, 1st Lien
5.374%, 05/01/2026	477	477
TAMKO Building, Term Loan B, 1st Lien
5.580%, 05/01/2026 (D)	2,386	2,386

		11,408

Chemicals — 1.7%
Berry Global, Term Loan, 1st Lien
4.701%, 05/15/2026 (D)	2,875	2,873

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Charter NEX US, Inc., Initial Term Loan, 1st Lien
5.612%, 05/16/2024	$1,044	$1,043
5.112%, VAR LIBOR+3.250%, 05/16/2024 (D)	3,066	3,011
HD Supply Waterworks, Initial Term Loan, 1st Lien
5.520%, VAR LIBOR+3.000%, 08/01/2024 (D)	778	775
5.086%, 08/01/2024	315	314
2.520%, 08/01/2024	700	698
Reynolds Group Holdings Inc., Incremental U.S. Term Loan, 1st Lien
4.862%, VAR LIBOR+2.750%, 02/05/2023	4,038	4,034
Ring Container Technologies Group, LLC, Initial Term Loan, 1st Lien
4.862%, VAR LIBOR+2.750%, 10/31/2024	346	340
Starfruit Finco BV, Term Loan B, 1st Lien
5.463%, VAR LIBOR+3.250%, 10/01/2025	3,105	2,995
Tank Holding Corp., Initial Term Loan, 1st Lien
6.787%, 03/26/2026	1,513	1,502
6.178%, 03/26/2026	1,008	1,001
Wilsonart LLC, Tranche D Term Loan, 1st Lien
5.580%, VAR LIBOR+3.250%, 12/19/2023	2,910	2,832

		21,418

Computers & Electronics — 4.7%
AI Aqua Merger Sub, Inc., Term Loan B-1, 1st Lien
5.362%, 12/13/2023	2,494	2,380
AI Aqua Merger Sub, Inc., Term Loan, 1st Lien
5.362%, 12/13/2023	748	712
Anchor Packaging, LLC, Initial Term Loan B, 1st Lien
6.112%, 07/10/2026	1,258	1,250
Applied Systems, Inc., Initial Term Loan, 1st Lien
5.330%, VAR LIBOR+3.000%, 09/19/2024	3,927	3,913
Applied Systems, Inc., Initial Term Loan, 2nd Lien
9.330%, VAR LIBOR+7.000%, 09/19/2025	1,819	1,832
Cvent, Inc., Term Loan, 1st Lien
5.862%, VAR LIBOR+3.750%, 11/29/2024	3,010	2,960
Cypress Intermediate Holdings III, Inc. (fka Jaguar Holding Inc.), Initial Term Loan, 2nd Lien
8.862%, VAR LIBOR+6.750%, 04/28/2025 (D)	1,247	1,255
Diamond Sports Group, LLC, Term Loan, 1st Lien
5.420%, 07/17/2026	2,637	2,637
Diebold Nixdorf Inc., Term Loan A, 1st Lien
11.375%, 08/31/2022	1,479	1,560

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
EIG Investors Corp., Refinancing Loan (2018), 1st Lien
5.895%, VAR LIBOR+3.750%, 02/09/2023	$2,006	$1,970
Ellie Mae, Inc., Term Loan, 1st Lien
6.172%, 04/17/2026	2,434	2,423
Epicor Software Corporation (fka Eagle Parent Inc.), Term B Loan, 1st Lien
5.370%, VAR LIBOR+3.750%, 06/01/2022	1,691	1,688
Evergreen Skills Lux S.À R.L., Term Loan, 1st Lien
6.946%, VAR LIBOR+1.239%, 04/28/2021 (C)	2,116	1,763
Hyland Software, Inc., Initial Loan, 2nd Lien
9.112%, VAR LIBOR+7.000%, 07/07/2025	1,845	1,848
Hyland Software, Inc., Term Loan 3, 1st Lien
5.362%, 07/01/2024	1,131	1,126
ION Trading, Term Loan, 1st Lien
6.651%, 11/21/2024	1,440	1,381
MA Financeco LLC, Term Loan B2, 1st Lien
4.362%, 11/19/2021	1,234	1,223
MA Financeco., LLC, Tranche B-3 Term Loan, 1st Lien
4.612%, VAR LIBOR+2.750%, 06/21/2024	164	159
Micro Holding (Internet Brands), Term Loan (2017)
5.862%, 09/13/2024	2,341	2,320
Micro Holdings (Internet Brands), Term Loan, 2nd Lien
9.612%, 09/15/2025	173	174
Mister Car Wash Holdings, Inc., Term Loan, 1st Lien
5.658%, 05/08/2026 (D)	3,734	3,720
Misys Limited, Dollar Term Loan, 1st Lien
5.696%, 06/13/2024	2,008	1,935
Misys Limited, Dollar Term Loan, 2nd Lien
9.446%, VAR LIBOR+7.250%, 06/13/2025	460	449
Optiv Inc., Initial Term Loan, 1st Lien
5.362%, VAR LIBOR+3.250%, 02/01/2024	1,161	952
Perforce Software, Inc., Term Loan, 1st Lien
6.612%, 06/12/2026 (D)	827	823
Project Accelerate Parent, LLC, Term Loan, 1st Lien
6.445%, 01/02/2025	1,297	1,290
Rocket Software, Inc., Term Loan, 1st Lien
6.362%, 11/28/2025 (D)	2,725	2,605
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
4.612%, VAR LIBOR+2.750%, 06/21/2024	1,107	1,074
Solera, LLC (Solera Finance, Inc.), Dollar Term Loan, 1st Lien
4.862%, VAR LIBOR+3.250%, 03/03/2023	1,218	1,211

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Sophia, L.P., Term B Loan, 1st Lien
5.580%, VAR LIBOR+3.250%, 09/30/2022	$898	$896
SS&C Technologies Holdings, Inc., Term B-3 Loan, 1st Lien
4.362%, VAR LIBOR+2.250%, 04/16/2025	266	267
SS&C Technologies Holdings, Inc., Term B-4 Loan, 1st Lien
4.362%, VAR LIBOR+2.250%, 04/16/2025 (D)	181	181
SS&C Technologies, Term Loan B, 1st Lien
4.362%, 04/16/2025	1,739	1,739
Sundyneus Purchaser, Initial Term Loan
6.112%, 05/15/2026	3,256	3,191
Uber Technologies, Inc., Term Loan, 1st Lien
6.195%, VAR LIBOR+4.000%, 04/04/2025	3,872	3,872

		58,779

Construction — 0.1%
Pike Corp., Initial Term Loan, 1st Lien
7.145%, 07/17/2026	1,076	1,076

Consumer Nondurables — 0.4%
Clear Channel Outdoor Holdings, Inc., Term B Loan, 1st Lien
5.667%, 08/07/2026	2,902	2,898
Diamond (BC) B.V., Initial USD Term Loan, 1st Lien
5.258%, 09/06/2024	3	3
5.256%, VAR LIBOR+3.000%, 09/06/2024	1,211	1,105
NBTY (Nature’s Bounty), Term Loan, 1st Lien
5.612%, 09/26/2024	1,385	1,287

		5,293

Education Services — 0.6%
Ascend Learning, Term Loan, 1st Lien
5.112%, VAR LIBOR+3.250%, 07/12/2024	983	973
Global Education Management Systems Establishment, 1st Lien
7.110%, 07/30/2026	1,580	1,575
Learning Care, Term Loan B, 1st Lien
5.580%, 03/13/2025	134	132
5.526%, 03/13/2025	311	307
5.506%, 03/13/2025	311	307
5.435%, 03/13/2025	933	921
St. George’s University Scholastic Services, Term Loan, 1st Lien
5.620%, 07/17/2025 (C)	2,955	2,961
St. George’s University Scholastic Services, Term Loan, 1st Lien
5.620%, 07/17/2025	68	68

		7,244

Financial Services — 0.8%
Blackhawk Network Holdings, Inc., Term Loan, 1st Lien
5.112%, VAR LIBOR+3.000%, 06/15/2025	3,680	3,646
Focus Financial Partners, LLC, Term Loan, 1st Lien
4.612%, 07/03/2024	1,833	1,837

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Refinitiv US Holdings Inc., Term Loan B, 1st Lien
5.862%, VAR LIBOR+3.750%, 10/01/2025	$3,988	$4,005

		9,488

Forest Products — 0.3%
Panther BF Aggregator, Initial Term Loan, 1st Lien
5.612%, 04/30/2026	3,836	3,778

Gaming & Hotels — 1.2%
Caesars Resort Collection LLC, Term Loan, 1st Lien
4.862%, VAR LIBOR+2.750%, 12/23/2024	3,164	3,114
Cast & Crew Entertainment, Term Loan B, 1st Lien
6.120%, 02/09/2026	2,853	2,861
Golden Nugget Inc., Term Loan B, 1st Lien
4.932%, VAR LIBOR+2.750%, 10/04/2023	1,080	1,079
4.862%, VAR LIBOR+2.750%, 10/04/2023	1,347	1,346
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
6.112%, VAR LIBOR+4.000%, 10/13/2023	3,800	3,515
Scientific Games International Inc., Term Loan B, 1st Lien
4.896%, VAR LIBOR+2.750%, 08/14/2024	2,787	2,752
4.862%, VAR LIBOR+2.750%, 08/14/2024	671	662

		15,329

Health Care — 3.8%
Albany Molecular, Term Loan, 1st Lien
9.112%, VAR LIBOR+7.000%, 08/30/2025	573	566
Avantor, Term Loan
5.112%, 11/21/2024 (D)	2,003	2,019
Capital Vision/MED Delayed Term Loan, 1st Lien
0.000%, 07/31/2026 (D)	435	430
Capital Vision/MED Term Loan, 1st Lien
0.000%, 07/31/2026 (D)	1,743	1,723
Cole-Parmer Instrument Co., Term Loan B, 1st Lien
5.535%, 03/21/2024	1,622	1,615
Concentra Inc., Initial Term Loan, 2nd Lien
8.960%, VAR LIBOR+6.500%, 06/01/2023	960	964
Envision Healthcare Corp, Term Loan, 1st Lien
5.862%, 10/10/2025	2,406	1,857
Equinox Fitness Clubs, Term Loan, 1st Lien
5.112%, 03/08/2024 (D)	1,015	1,009
Equinox Holdings, Initial Loan, 1st Lien
9.112%, VAR LIBOR+7.000%, 09/06/2024	2,050	2,051

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
ExamWorks Group, Inc. (fka Gold Merger Co, Inc.), Term B-1 Loan, 2nd Lien
5.362%, 07/27/2023 (D)	$1,416	$1,415
Gentiva Health Services, Inc., Closing Date Initial Term Loan, 2nd Lien
5.875%, 07/02/2025 (C)	760	760
Hanger, Inc., Term B Loan, 1st Lien
5.612%, VAR LIBOR+3.500%, 03/06/2025 (C)	4,429	4,429
Immucor, Inc., Term B-3 Loan, 1st Lien
7.330%, VAR LIBOR+5.000%, 06/15/2021	3,464	3,447
Life Time Fitness Inc., Term Loan, 1st Lien
4.874%, VAR LIBOR+2.750%, 06/10/2022	2,566	2,552
Ortho-Clinical Diagnostics, Term Loan
5.563%, 06/30/2025	2,829	2,663
Radiology Partners, Term Loan, 1st Lien
7.395%, 07/09/2025 (D)	1,349	1,293
7.061%, 07/09/2025	156	149
Radiology Partners, Term Loan, 2nd Lien
10.895%, 07/09/2026	639	638
10.561%, 07/09/2026 (D)	966	947
Radnet Management, Inc., Term B-1 Loan, 1st Lien
8.000%, VAR LIBOR+3.750%, 06/30/2023	50	50
5.830%, VAR LIBOR+3.750%, 06/30/2023	3,433	3,425
Regionalcare Hospital Partners Holdings Inc., Term Loan B, 1st Lien
6.645%, VAR LIBOR+4.500%, 11/16/2025	3,417	3,404
Select Medical Corporation, Tranche B Term Loan, 1st Lien
4.850%, 02/13/2024	1,614	1,604
Sotera Health Holdings, LLC, Incremental Term Loan (2019), 1st Lien
5.744%, 05/15/2022	2,315	2,286
Sterigenics-Nordion Holdings, LLC, Incremental Term Loan, 1st Lien
5.112%, VAR LIBOR+3.000%, 05/15/2022	1,293	1,268
Surgery Center Holdings, Inc., Initial Term Loan, 1st Lien
5.370%, VAR LIBOR+3.250%, 09/02/2024	2,802	2,662
Universal Hospital, Term Loan B, 1st Lien
5.250%, 01/04/2026	3,105	3,109

		48,335

Information Technology — 1.3%
BMC, Term Loan, 1st Lien
6.580%, 10/02/2025	1,167	1,101
Ceridian, Term Loan B, 1st Lien
5.112%, 04/30/2025	2,511	2,510
Frontier Communications Corp, Term Loan B1, 1st Lien
5.870%, VAR LIBOR+3.750%, 06/15/2024	1,833	1,811

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Infoblox Inc., Term Loan B1, 1st Lien
6.612%, 11/07/2023	$2,254	$2,232
Insurity Holdings, Term Loan, 1st Lien
6.256%, 07/17/2026	2,056	2,052
Mitchell International, Inc., Initial Term Loan
5.362%, 11/29/2024	2,297	2,149
NCR Corp., Delayed Term Loan, 1st Lien
0.000%, 08/07/2026 (D)	1,269	1,266
NCR Corp., Term Loan, 1st Lien
0.000%, 08/07/2026 (D)	1,111	1,107
Restaurant Technologies, Term Loan, 1st Lien
5.362%, 10/01/2025 (C)	2,659	2,656

		16,884

Insurance — 0.9%
Acrisure LLC, Refinancing Term Loan, 1st Lien
6.362%, VAR LIBOR+4.250%, 11/22/2023	353	350
Acrisure, Term Loan B, 1st Lien
5.862%, VAR LIBOR+3.750%, 11/22/2023	2,461	2,424
Alliant Holdings Intermediate, LLC, Term Loan B, 1st Lien
5.145%, VAR LIBOR+3.000%, 05/09/2025	2,099	2,037
Alliant Holdings Intermediate, LLC, Term Loan B2, 1st Lien
5.451%, 05/09/2025 (D)	805	794
Asurion LLC, Term Loan B2, 2nd Lien
8.612%, VAR LIBOR+6.000%, 08/04/2025	2,509	2,544
Asurion, LLC (fka Asurion Corporation), Amendment No. 14 Replacement B-4 Term Loan, 1st Lien
5.112%, VAR LIBOR+2.750%, 08/04/2022	287	287
Hub International Limited, Term Loan, 1st Lien
5.281%, VAR LIBOR+3.000%, 04/25/2025	8	8
5.267%, VAR LIBOR+3.000%, 04/25/2025	3,195	3,128

		11,572

Leasing — 0.3%
AVSC Holding Corp., Initial Loan, 2nd Lien
9.503%, VAR LIBOR+7.250%, 09/01/2025	1,132	1,081
AVSC Holding Corp., Initial Term Loan, 1st Lien
5.580%, 03/03/2025	85	82
5.480%, VAR LIBOR+3.250%, 03/03/2025	1,383	1,340
5.387%, VAR LIBOR+3.250%, 03/03/2025	1,390	1,346

		3,849

Manufacturing — 0.6%
ELO Touch Solutions, Term Loan B, 1st Lien
8.928%, 12/14/2025	2,932	2,917

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Gardner Denver Inc., Term Loan B, 1st Lien
4.862%, VAR LIBOR+2.750%, 07/30/2024	$1,135	$1,137
Sivantos/Widex, Term Loan B, 1st Lien
5.984%, 02/27/2026	1,174	1,159
Tekni-Plex, Term Loan, 1st Lien
5.362%, 10/17/2024	2,084	1,988
Unifrax, Term Loan B
6.080%, 12/12/2025	842	810

		8,011

Materials — 0.1%
LBM Borrower LLC, Term Loan C, 1st Lien
5.862%, 08/20/2022	1,600	1,594

Media — 1.8%
Altice Financing S.A., Term Loan, 1st Lien
4.947%, VAR LIBOR+2.750%, 01/31/2026	2,418	2,332
Clarity Telecom/Vast Term Loan B, 1st Lien
0.000%, 06/20/2026 (D)	1,106	1,102
Gray Television, Inc., Term B-2 Loan, 1st Lien
4.582%, VAR LIBOR+2.250%, 02/07/2024 (D)	1,322	1,320
iHeartCommunications Inc., Initial Term Loan
6.230%, 05/01/2026	2,930	2,937
J.D. Power and Associates, Term Loan B1, 1st Lien
0.000%, 09/07/2023 (D)	3,735	3,737
Nascar Holdings Inc., Term Loan B, 1st Lien
0.000%, 07/26/2026 (D)	1,857	1,866
Nexstar Broadcasting, Term Loan, 1st Lien
0.000%, 06/19/2026 (D)	2,025	2,025
Numericable U.S. LLC, Term Loan, 1st Lien
5.883%, VAR LIBOR+3.688%, 01/31/2026	579	568
4.862%, VAR LIBOR+2.750%, 07/31/2025	2,609	2,515
Sinclair Broadcast Group, Term Loan B, 1st Lien
4.700%, 07/17/2026	1,524	1,522
Sinclair Broadcast Group, Term Loan, 1st Lien
0.000%, 07/17/2026 (D)	1,778	1,776
Townsquare Media, 1st Lien
5.112%, VAR LIBOR+3.000%, 04/01/2022	589	588

		22,288

Metals & Mining — 0.6%
BWAY Holding Co, Term Loan B, 1st Lien
5.590%, VAR LIBOR+3.250%, 04/03/2024	3,081	2,992

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Dynacast International LLC, Term B-2 Loan, 1st Lien
5.580%, VAR LIBOR+3.250%, 01/28/2022	$2,645	$2,532
Whatabrands LLC, Term B Loan, 1st Lien
5.516%, 07/17/2026	2,580	2,589

		8,113

Oil & Gas — 0.3%
Blackstone CQP Holdco LP, Initial Term Loan, 1st Lien
5.887%, 06/07/2024	2,264	2,263
FTS International, Inc. (fka Frac Tech International, LLC), Initial Term Loan, 1st Lien
6.862%, VAR LIBOR+4.750%, 04/16/2021 (C)	1,539	1,523
Ultra Resources Inc., Term Loan, 1st Lien
5.895%, VAR LIBOR+3.000%, 04/12/2024	368	247

		4,033

Personal Services — 0.1%
CSC Holdings, LLC, October 2018 Incremental Term Loan, 1st Lien
4.445%, 01/15/2026	1,641	1,631

Printing & Publishing — 0.1%
A-L Parent LLC, Initial Term Loan, 1st Lien
5.370%, VAR LIBOR+3.250%, 12/01/2023	1,660	1,662

Professional & Business Services — 2.7%
Albany Molecular Research, Inc., Initial Term Loan, 1st Lien
5.362%, VAR LIBOR+3.250%, 08/30/2024	2,079	1,999
Ancestry.com, 1st Lien
5.870%, 10/19/2023	1,144	1,137
Big Ass Solutions, Term Loan, 1st Lien
0.000%, 05/21/2024 (D)	1,546	1,542
Dun & Bradstreet, Term Loan, 1st Lien
7.145%, 02/06/2026	2,848	2,854
Formula One Management Limited, Term Loan B, 1st Lien
4.612%, VAR LIBOR+2.500%, 02/01/2024	1,440	1,409
GFL Environmental, Incremental Term Loan
5.112%, 05/30/2025	3,636	3,600
LegalZoom, Term Loan, 1st Lien
6.612%, 11/21/2024	1,960	1,963
NAB Holdings, LLC, 2018 Refinancing Term Loan, 1st Lien
5.330%, VAR LIBOR+3.000%, 07/01/2024	1,751	1,736
National Mentor/CIVI, Term Loan B, 1st Lien
6.370%, 03/09/2026	2,682	2,670
NEP, Term Loan, 1st Lien
5.362%, 10/20/2025	1,473	1,434
PI UK Holdco II Limited, Facility B1, 1st Lien
5.362%, VAR LIBOR+3.500%, 01/03/2025	3,483	3,441

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Pregis TopCo LLC, Initial Term Loan, 1st Lien
6.253%, 07/24/2026	$1,460	$1,452
SAI Global, Term Loan B, 1st Lien
5.500%, VAR LIBOR+4.500%, 12/08/2023 (C)	1,565	1,420
Sedgwick CMS, Incremental Term Loan, 1st Lien
0.000%, 08/07/2026 (D)	120	120
Sedgwick CMS, Term Loan B, 1st Lien
5.362%, 12/31/2025	2,745	2,659
Tempo Acquisition, LLC, Initial Term Loan, 1st Lien
5.112%, VAR LIBOR+3.000%, 05/01/2024	2,360	2,358
West Corporation, Term B Loan, 1st Lien
6.112%, 10/10/2024	1,538	1,371
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
4.870%, 05/18/2025	1,288	1,250

		34,415

Real Estate — 0.6%
Blackstone Mortgage Trust, Inc., Initial Term Loan
4.616%, 04/23/2026	1,444	1,447
Forest City, Term Loan, 1st Lien
6.112%, 12/08/2025	3,977	4,002
RE/MAX, LLC (fka RE/MAX International, LLC), Term Loan, 1st Lien
4.862%, VAR LIBOR+2.750%, 12/15/2023	1,951	1,922

		7,371

Retail Food & Drug — 0.1%
Bass Pro Group, LLC, Initial Term Loan, 1st Lien
7.112%, 09/25/2024	1,265	1,201

Retailing — 1.3%
1011778 BC ULC, Term Loan B3, 1st Lien
4.362%, VAR LIBOR+2.250%, 02/16/2024	1,342	1,340
Belron Finance US LLC, Initial Term B Loan, 1st Lien
4.709%, VAR LIBOR+2.500%, 11/07/2024 (C)	1,628	1,630
Belron, Term Loan B, 1st Lien
4.676%, 11/13/2025	275	275
GGP/Brookfield Retail, Term Loan B, 1st Lien
4.612%, 08/27/2025	1,804	1,757
GGP/Brookfield Retail, Term Loan, 1st Lien
5.612%, 08/01/2025	2,038	2,039
4.612%, 08/27/2025	600	584
IRB Holding Corp., Term B Loan, 1st Lien
5.556%, VAR LIBOR+3.250%, 02/05/2025	8	8

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
IRB Holding Corp., Term Loan B, 1st Lien
5.550%, VAR LIBOR+3.250%, 02/05/2025	$3,152	$3,127
LSF9 Atlantis Holdings, LLC, Senior Lien Term Loan, 1st Lien
8.213%, VAR LIBOR+6.000%, 05/01/2023	2,286	2,126
PetSmart Inc., Term Loan B, 1st Lien
6.210%, VAR LIBOR+3.000%, 03/11/2022	2,053	1,991
Wand Newco 3, Inc., Initial Term Loan
5.713%, 02/05/2026	980	983

		15,860

Securities & Trusts — 0.3%
Project Boost Purchaser, LLC, Term Loan, 1st Lien
5.612%, 05/22/2026	1,540	1,524
Titan Acquisition, Term Loan, 1st Lien
5.112%, VAR LIBOR+3.000%, 03/28/2025	1,705	1,633

		3,157

Software — 0.2%
TIBCO Software Inc., Term B-2 Loan, 1st Lien
6.250%, 06/12/2026 (D)	1,930	1,928

Telecommunications — 1.5%
Avaya Inc., Term Loan B, 1st Lien
6.445%, VAR LIBOR+4.250%, 12/15/2024 (D)	1,097	1,077
CenturyLink Inc., Term Loan B, 1st Lien
4.862%, VAR LIBOR+2.750%, 01/31/2025	1,660	1,635
Greeneden U.S. Holdings I, LLC, Tranche B-3 Dollar Term Loan, 1st Lien
5.362%, VAR LIBOR+3.500%, 12/01/2023	1,393	1,376
Intelsat Jackson Holdings S.A., Term Loan B4, 1st Lien
6.645%, VAR LIBOR+4.500%, 01/02/2024	355	356
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan, 1st Lien
5.895%, VAR LIBOR+3.750%, 11/27/2023	5,143	5,138
Level 3 Financing, Inc., Tranche B 2024 Term Loan, 1st Lien
4.423%, VAR LIBOR+2.250%, 02/22/2024	892	892
Sprint Communications Inc., Term Loan, 1st Lien
5.125%, 02/02/2024	3,296	3,287
Sprint Communications, Inc., Initial Term Loan, 1st Lien
4.625%, VAR LIBOR+2.500%, 02/02/2024	1,594	1,582
Topco, Inc., Initial Term Loan
5.112%, 11/15/2024 (D)	1,097	1,077
VeriFone Systems, Inc., Term Loan, 1st Lien
6.136%, 08/20/2025	948	908

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
WideOpenWest Finance, LLC, Eighth Amendment Term B Loan, 1st Lien
5.395%, VAR LIBOR+3.250%, 08/18/2023	$1,469	$1,409

		18,737

Utilities — 0.7%
Distributed Power, Term Loan B, 1st Lien
4.994%, 10/31/2025	1,230	1,197
Edgewater Generation, Term Loan, 1st Lien
5.862%, 12/13/2025 (D)	1,213	1,196
Packers Holdings, LLC, Initial Term Loan
4.737%, 11/18/2024 (D)	3,096	3,047
Power Borrower, LLC, Term Loan, 1st Lien
5.580%, 03/06/2025 (D)	1,050	945
UFC Holdings, LLC, Term Loan, 1st Lien
5.370%, 04/29/2026	2,471	2,470

		8,855

Total Loan Participations (Cost $378,881) ($ Thousands)		374,053

ASSET-BACKED SECURITIES — 19.9%

Automotive — 1.8%
American Credit Acceptance Receivables Trust, Ser 2018-3, Cl A
2.920%, 08/12/2021 (B)	64	64
American Credit Acceptance Receivables Trust, Ser 2019-2, Cl A
2.850%, 07/12/2022 (B)	207	207
American Credit Acceptance Receivables Trust, Ser 2019-3, Cl A
2.440%, 12/12/2022 (B)	440	440
AmeriCredit Automobile Receivables Trust, Ser 2015-2, Cl C
2.400%, 01/08/2021	50	50
AmeriCredit Automobile Receivables Trust, Ser 2016-1, Cl C
2.890%, 01/10/2022	1,041	1,043
AmeriCredit Automobile Receivables Trust, Ser 2017-1, Cl B
2.300%, 02/18/2022	330	330
ARI Fleet Lease Trust, Ser 2017-A, Cl A2
1.910%, 04/15/2026 (B)	122	122
ARI Fleet Lease Trust, Ser 2018-A, Cl A2
2.550%, 10/15/2026 (B)	160	160
Avis Budget Rental Car Funding AESOP LLC, Ser 2019-1A, Cl A
3.450%, 03/20/2023 (B)	2,000	2,060
CarMax Auto Owner Trust, Ser 2016-3, Cl C
2.200%, 06/15/2022	630	630
Chesapeake Funding II LLC, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (B)	236	236
Chesapeake Funding II LLC, Ser 2017-4A, Cl A1
2.120%, 11/15/2029 (B)	606	605
Chesapeake Funding II LLC, Ser 2019-2A, Cl A1
1.950%, 09/15/2031 (B)	660	660

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CIG Auto Receivables Trust, Ser 2017-1A, Cl A
2.710%, 05/15/2023 (B)	$60	$60
CPS Auto Receivables Trust, Ser 2018-A, Cl A
2.160%, 05/17/2021 (B)	14	14
CPS Auto Receivables Trust, Ser 2018-D, Cl A
3.060%, 01/18/2022 (B)	186	186
Credit Acceptance Auto Loan Trust, Ser 2017-2A, Cl A
2.550%, 02/17/2026 (B)	535	535
Credit Acceptance Auto Loan Trust, Ser 2017-3A, Cl A
2.650%, 06/15/2026 (B)	290	291
Drive Auto Receivables Trust, Ser 2018-4, Cl A3
3.040%, 11/15/2021	96	96
DT Auto Owner Trust, Ser 2018-3A, Cl A
3.020%, 02/15/2022 (B)	293	294
DT Auto Owner Trust, Ser 2019-1A, Cl A
3.080%, 09/15/2022 (B)	209	210
DT Auto Owner Trust, Ser 2019-3A, Cl A
2.550%, 08/15/2022 (B)	237	237
Enterprise Fleet Financing LLC, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (B)	7	7
Enterprise Fleet Financing LLC, Ser 2017-2, Cl A2
1.970%, 01/20/2023 (B)	109	109
Enterprise Fleet Financing LLC, Ser 2017-3, Cl A2
2.130%, 05/22/2023 (B)	207	207
Exeter Automobile Receivables Trust, Ser 2017-3A, Cl A
2.050%, 12/15/2021 (B)	22	22
Exeter Automobile Receivables Trust, Ser 2018-4A, Cl A
3.050%, 12/15/2021 (B)	271	272
Exeter Automobile Receivables Trust, Ser 2019-1A, Cl A
3.200%, 04/15/2022 (B)	359	360
Flagship Credit Auto Trust, Ser 2017-2, Cl A
1.850%, 07/15/2021 (B)	21	21
Flagship Credit Auto Trust, Ser 2017-3, Cl A
1.880%, 10/15/2021 (B)	129	129
Flagship Credit Auto Trust, Ser 2018-3, Cl A
3.070%, 02/15/2023 (B)	165	166
Flagship Credit Auto Trust, Ser 2019-1, Cl A
3.110%, 08/15/2023 (B)	317	320
Flagship Credit Auto Trust, Ser 2019-2, Cl A
2.830%, 10/16/2023 (B)	540	544
Flagship Credit Auto Trust, Ser 2019-3, Cl A
2.330%, 02/15/2024 (B)	455	456
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, Cl A1
1.950%, 11/15/2021	600	600
GLS Auto Receivables Issuer Trust, Ser 2019-1A, Cl A
3.370%, 01/17/2023 (B)	224	226

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GLS Auto Receivables Issuer Trust, Ser 2019-3A, Cl A
2.580%, 07/17/2023 (B)	$365	$365
GLS Auto Receivables Trust, Ser 2017-1A, Cl A2
2.670%, 04/15/2021 (B)	3	3
GLS Auto Receivables Trust, Ser 2018-1A, Cl A
2.820%, 07/15/2022 (B)	293	294
GLS Auto Receivables Trust, Ser 2018-3A, Cl A
3.350%, 08/15/2022 (B)	190	191
GM Financial Automobile Leasing Trust, Ser 2017-3, Cl A3
2.010%, 11/20/2020	96	96
GM Financial Automobile Leasing Trust, Ser 2019-1, Cl A2A
2.910%, 04/20/2021	380	381
Hertz Fleet Lease Funding, Ser 2019-1, Cl A2
2.700%, 01/10/2033 (B)	595	599
Mercedes-Benz Auto Lease Trust, Ser 2019-A, Cl A2
3.010%, 02/16/2021	315	315
Prestige Auto Receivables Trust, Ser 2017-1A, Cl A3
2.050%, 10/15/2021 (B)	534	534
Prestige Auto Receivables Trust, Ser 2018-1A, Cl A2
2.970%, 12/15/2021 (B)	181	181
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/2022	459	459
Santander Drive Auto Receivables Trust, Ser 2017-1, Cl C
2.580%, 05/16/2022	821	821
Santander Drive Auto Receivables Trust, Ser 2018-1, Cl B
2.630%, 07/15/2022	1,678	1,679
Santander Drive Auto Receivables Trust, Ser 2018-2, Cl B
3.030%, 09/15/2022	1,580	1,584
Santander Drive Auto Receivables Trust, Ser 2019-1, Cl A2A
2.910%, 01/18/2022	814	815
Securitized Term Auto Receivables Trust, Ser 2019-1A, Cl A3
2.986%, 02/27/2023 (B)	650	660
Skopos Auto Receivables Trust, Ser 2018-1A, Cl A
3.190%, 09/15/2021 (B)	81	81
United Auto Credit Securitization Trust, Ser 2019-1, Cl A
2.820%, 07/12/2021 (B)	392	392
Westlake Automobile Receivables Trust, Ser 2018-1A, Cl A2B
2.575%, VAR ICE LIBOR USD 1 Month+0.250%, 12/15/2020 (B)	30	30
Westlake Automobile Receivables Trust, Ser 2018-3A, Cl A2A
2.980%, 01/18/2022 (B)	71	71
Westlake Automobile Receivables Trust, Ser 2019-1A, Cl A2A
3.060%, 05/16/2022 (B)	470	472
World Omni Auto Receivables Trust, Ser 2019-A, Cl A2
3.020%, 04/15/2022	553	556

		22,548

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Credit Cards — 1.0%

American Express Credit Account Master Trust, Ser 2019-2, Cl A
2.670%, 11/15/2024	$1,150	$1,179
Capital One Multi-Asset Execution Trust, Ser 2016-A7, Cl A7
2.705%, VAR ICE LIBOR USD 1 Month+0.510%, 09/16/2024	782	786
Capital One Multi-Asset Execution Trust, Ser 2017-A2, Cl A2
2.605%, VAR ICE LIBOR USD 1 Month+0.410%, 01/15/2025	2,639	2,643
Citibank Credit Card Issuance Trust, Ser 2016-A3, Cl A3
2.854%, VAR ICE LIBOR USD 1 Month+0.490%, 12/07/2023	2,009	2,018
Discover Card Execution Note Trust, Ser 2016-A3, Cl A3
1.850%, 10/16/2023	1,000	1,001
Discover Card Execution Note Trust, Ser 2019-A2, Cl A
2.540%, VAR ICE LIBOR USD 1 Month+0.270%, 12/15/2023	4,500	4,507
Master Credit Card Trust II, Ser 2018-1A, Cl A
2.659%, VAR ICE LIBOR USD 1 Month+0.490%, 07/21/2024 (B)	295	295
Master Credit Card Trust II, Ser 2019-2A, Cl A
2.585%, VAR ICE LIBOR USD 1 Month+0.390%, 07/21/2021 (B)	330	330

		12,759

Mortgage Related Securities — 0.8%

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl M1
3.166%, VAR ICE LIBOR USD 1 Month+0.900%, 09/25/2034	2,105	2,114
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
2.986%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2034	13	13
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2005-4, Cl M1
2.716%, VAR ICE LIBOR USD 1 Month+0.450%, 10/25/2035	2,172	2,180
Morgan Stanley ABS Capital I Trust, Ser 2005-HE2, Cl M1
2.745%, VAR ICE LIBOR USD 1 Month+0.600%, 01/25/2035	1,330	1,329
Morgan Stanley Capital I Trust, Ser 2004- HE7, Cl M1
3.166%, VAR ICE LIBOR USD 1 Month+0.900%, 08/25/2034	2,563	2,569
Renaissance Home Equity Loan Trust, Ser 2003-4, Cl A3
2.886%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2034	1,408	1,408
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2005-3, Cl M4
3.151%, VAR ICE LIBOR USD 1 Month+0.885%, 11/25/2035	959	958

		10,571

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Other Asset-Backed Securities — 16.3%

321 Henderson Receivables I LLC, Ser 2007- 1A, Cl A1
2.525%, VAR ICE LIBOR USD 1 Month+0.200%, 03/15/2042 (B)	$2,207	$2,124
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
3.366%, VAR ICE LIBOR USD 1 Month+1.100%, 12/27/2044 (B)	2,015	2,035
AccessLex Institute, Ser 2005-1, Cl A4
2.817%, VAR ICE LIBOR USD 3 Month+0.210%, 06/22/2037	1,416	1,360
ACIS CLO, Ser 2017-7A, Cl B
4.329%, VAR ICE LIBOR USD 3 Month+1.750%, 05/01/2027 (B)	1,500	1,487
Allegro CLO I, Ser 2017-1A, Cl A2R
4.233%, VAR ICE LIBOR USD 3 Month+1.650%, 01/30/2026 (B)	2,500	2,498
AMMC CLO, Ser 2016-19A, Cl C
5.103%, VAR ICE LIBOR USD 3 Month+2.800%, 10/15/2028 (B)	1,500	1,495
AMMC CLO, Ser 2017-16A, Cl CR
4.947%, VAR ICE LIBOR USD 3 Month+2.350%, 04/14/2029 (B)	1,000	988
Apidos CLO XII, Ser 2018-12A, Cl AR
3.677%, VAR ICE LIBOR USD 3 Month+1.080%, 04/15/2031 (B)	725	722
Ares XXIX CLO, Ser 2017-1A, Cl A1R
3.778%, VAR ICE LIBOR USD 3 Month+1.190%, 04/17/2026 (B)	1,265	1,265
Argent Securities, Ser 2006-W2, Cl A2B
2.335%, VAR ICE LIBOR USD 1 Month+0.190%, 03/25/2036	1,155	718
Avant Loans Funding Trust, Ser 2019-A, Cl A
3.480%, 07/15/2022 (B)	187	188
Avery Point IV CLO, Ser 2017-1A, Cl AR
3.680%, VAR ICE LIBOR USD 3 Month+1.100%, 04/25/2026 (B)	342	342
Avery Point IV CLO, Ser 2017-1A, Cl CR
4.930%, VAR ICE LIBOR USD 3 Month+2.350%, 04/25/2026 (B)	2,000	2,001
Barings BDC Static CLO, Ser 2019-1A, Cl A1
3.323%, VAR ICE LIBOR USD 3 Month+1.020%, 04/15/2027 (B)	366	364
Bayview Opportunity Master Fund IVa Trust, Ser 2017-RT1, Cl A1
3.000%, 03/28/2057 (A)(B)	2,301	2,338
Bear Stearns Asset Backed Securities Trust, Ser 2003-SD1, Cl A
3.166%, VAR ICE LIBOR USD 1 Month+0.900%, 12/25/2033	510	503

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Bear Stearns Asset-Backed Securities I Trust, Ser 2006-EC1, Cl M1
2.676%, VAR ICE LIBOR USD 1 Month+0.410%, 12/25/2035	$40	$40
Black Diamond CLO, Ser 2017-1A, Cl A1A
3.871%, VAR ICE LIBOR USD 3 Month+1.290%, 04/24/2029 (B)	2,000	1,994
Black Diamond CLO, Ser 2017-1A, Cl A2R
4.038%, VAR ICE LIBOR USD 3 Month+1.450%, 02/06/2026 (B)	1,000	996
BlueMountain CLO, Ser 2017-2A, Cl A1R
3.772%, VAR ICE LIBOR USD 3 Month+1.180%, 10/22/2030 (B)	2,425	2,421
BlueMountain CLO, Ser 2018-2A, Cl A
3.628%, VAR ICE LIBOR USD 3 Month+1.110%, 08/15/2031 (B)	3,500	3,474
Bravo Mortgage Asset Trust, Ser 2006-1A, Cl A2
2.506%, VAR ICE LIBOR USD 1 Month+0.240%, 07/25/2036 (B)	409	409
Brazos Student Finance, Ser 2010-1, Cl A1
3.502%, VAR ICE LIBOR USD 3 Month+0.900%, 06/25/2035	1,625	1,614
BRE Grand Islander Timeshare Issuer LLC, Ser 2019-A, Cl A
3.280%, 09/26/2033 (B)	1,836	1,880
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
3.558%, VAR ICE LIBOR USD 3 Month+0.970%, 04/17/2031 (B)	650	643
Carlyle Global Market Strategies CLO, Ser 2018-2A, Cl A1R
3.362%, VAR ICE LIBOR USD 3 Month+0.780%, 04/27/2027 (B)	681	680
Cedar Funding VI CLO, Ser 2018-6A, Cl AR
3.368%, VAR ICE LIBOR USD 3 Month+1.090%, 10/20/2028 (B)	3,500	3,497
CIFC Funding, Ser 2017-1A, Cl A1R
3.851%, VAR ICE LIBOR USD 3 Month+1.250%, 07/16/2030 (B)	500	501
Citigroup Mortgage Loan Trust, Ser 2007- WFH4, Cl A2C
3.566%, VAR ICE LIBOR USD 1 Month+1.300%, 07/25/2037	600	605
CLUB Credit Trust, Ser 2017-P2, Cl A
2.610%, 01/15/2024 (B)	78	78
Cole Park CLO, Ser 2018-1A, Cl AR
3.642%, VAR ICE LIBOR USD 3 Month+1.050%, 10/20/2028 (B)	700	701
Columbia Cent CLO 27, Ser 2018-27A, Cl A1
3.426%, VAR ICE LIBOR USD 3 Month+1.150%, 10/25/2028 (B)	600	600

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB7, Cl M1
2.881%, VAR ICE LIBOR USD 1 Month+0.615%, 11/25/2035	$2,632	$2,634
CWABS Asset-Backed Certificates Trust, Ser 2004-5, Cl 2A
2.645%, VAR ICE LIBOR USD 1 Month+0.500%, 10/25/2034	2,631	2,612
CWABS Asset-Backed Certificates Trust, Ser 2004-5, Cl 3A
2.605%, VAR ICE LIBOR USD 1 Month+0.460%, 09/25/2034	3	3
CWABS Asset-Backed Certificates Trust, Ser 2006-11, Cl 3AV2
2.426%, VAR ICE LIBOR USD 1 Month+0.160%, 09/25/2046	2,314	2,281
CWHEQ Revolving Home Equity Loan Resecuritization Trust, Ser 2006-RES, Cl 4L1A
2.605%, VAR ICE LIBOR USD 1 Month+0.280%, 02/15/2034 (B)	1,329	1,316
CWHEQ Revolving Home Equity Loan Trust, Ser 2006-I, Cl 2A
2.465%, VAR ICE LIBOR USD 1 Month+0.140%, 01/15/2037	1,821	1,742
Denali Capital CLO XI, Ser 2018-1A, Cl A2RR
3.928%, VAR ICE LIBOR USD 3 Month+1.650%, 10/20/2028 (B)	1,000	990
DLL Securitization Trust, Ser 2017-A, Cl A2
1.890%, 07/15/2020 (B)	8	8
Domino’s Pizza Master Issuer LLC, Ser 2017- 1A, Cl A2I
3.830%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/2047 (B)	3,920	3,903
Dryden 71 CLO, Ser 2019-71A, Cl A
3.453%, VAR ICE LIBOR USD 3 Month+1.150%, 01/15/2029 (B)	1,320	1,320
ECAF I, Ser 2015-1A, Cl A1
3.473%, 06/15/2040 (B)	604	607
Education Loan Asset-Backed Trust I, Ser 2013-1, Cl A1
2.945%, VAR ICE LIBOR USD 1 Month+0.800%, 06/25/2026 (B)	188	188
Educational Funding of the South, Ser 2011- 1, Cl A2
3.230%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	303	301
Elara HGV Timeshare Issuer, Ser 2017-A, Cl A
2.690%, 03/25/2030 (B)	1,123	1,137
Element Rail Leasing II LLC, Ser 2015-1A, Cl A1
2.707%, 02/19/2045 (B)	1,947	1,942
Encore Credit Receivables Trust, Ser 2005-3, Cl M3
3.031%, VAR ICE LIBOR USD 1 Month+0.765%, 10/25/2035	2,440	2,454
Finance of America Structured Securities Trust, Ser 2018-HB1, Cl A
3.375%, 09/25/2028 (A)(B)	194	194

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, Cl B
2.160%, 11/15/2021	$325	$325
Fremont Home Loan Trust, Ser 2004-D, Cl M1
3.136%, VAR ICE LIBOR USD 1 Month+0.870%, 11/25/2034	1,118	1,119
Gallatin CLO IX, Ser 2018-1A, Cl E
8.062%, VAR ICE LIBOR USD 3 Month+5.470%, 01/21/2028 (B)	500	474
Gallatin CLO VIII, Ser 2017-1A, Cl B
3.953%, VAR ICE LIBOR USD 3 Month+1.650%, 07/15/2027 (B)	1,500	1,494
Goal Capital Funding Trust, Ser 2005-2, Cl A4
2.332%, VAR ICE LIBOR USD 3 Month+0.200%, 08/25/2044	1,957	1,904
Great American Auto Leasing, Ser 2019-1, Cl A2
2.970%, 06/15/2021 (B)	530	533
Greenpoint Manufactured Housing, Ser 1999-5, Cl M1A
8.300%, 10/15/2026 (A)	633	665
Greenpoint Manufactured Housing, Ser 2000-4, Cl A3
4.272%, VAR ICE LIBOR USD 1 Month+2.000%, 08/21/2031	2,400	2,340
Greenwood Park CLO Ltd., Ser 2018-1A, Cl A2
3.313%, VAR ICE LIBOR USD 3 Month+1.010%, 04/15/2031 (B)	1,367	1,354
GSAMP Trust, Ser 2004-WF, Cl M1
3.136%, VAR ICE LIBOR USD 1 Month+0.870%, 10/25/2034	1,334	1,323
GSAMP Trust, Ser 2005-HE6, Cl M1
2.706%, VAR ICE LIBOR USD 1 Month+0.440%, 11/25/2035	102	103
GSAMP Trust, Ser 2005-SEA2, Cl B1
3.516%, VAR ICE LIBOR USD 1 Month+1.250%, 01/25/2045 (B)	1,442	1,452
GSAMP Trust, Ser 2005-SEA2, Cl M1
2.786%, VAR ICE LIBOR USD 1 Month+0.520%, 01/25/2045 (B)	350	350
Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/2026 (B)	776	773
Home Partners of America Trust, Ser 2017-1, Cl A
3.131%, VAR LIBOR USD 1 Month+0.817%, 07/17/2034 (B)	5,078	5,062
Home Partners of America Trust, Ser 2017-1, Cl B
3.664%, VAR LIBOR USD 1 Month+1.350%, 07/17/2034 (B)	2,250	2,253
Home Partners of America Trust, Ser 2018-1, Cl A
3.214%, VAR LIBOR USD 1 Month+0.900%, 07/17/2037 (B)	2,608	2,599

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Invitation Homes Trust, Ser 2017-SFR2, Cl B
3.464%, VAR LIBOR USD 1 Month+1.150%, 12/17/2036 (B)	$1,000	$1,002
Invitation Homes Trust, Ser 2018-SFR1, Cl C
3.564%, VAR LIBOR USD 1 Month+1.250%, 03/17/2037 (B)	2,000	1,992
Invitation Homes Trust, Ser 2018-SFR3, Cl C
3.614%, VAR LIBOR USD 1 Month+1.300%, 07/17/2037 (B)	2,000	1,996
Iowa State Student Loan Liquidity, Ser 2011-1, Cl A
1.620%, VAR ICE LIBOR USD 3 Month+1.250%, 06/25/2042	414	420
Keycorp Student Loan Trust, Ser 2000-B, Cl A2
2.890%, VAR ICE LIBOR USD 3 Month+0.310%, 07/25/2029	1,901	1,877
KKR CLO, Ser 2018-21, Cl A
3.303%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (B)	580	573
LCM XXV, Ser 2017-25A, Cl A
3.802%, VAR ICE LIBOR USD 3 Month+1.210%, 07/20/2030 (B)	3,828	3,823
Madison Park Funding XII, Ser 2017-12A, Cl AR
3.852%, VAR ICE LIBOR USD 3 Month+1.260%, 07/20/2026 (B)	178	178
Madison Park Funding XV, Ser 2017-15A, Cl A2R
4.082%, VAR ICE LIBOR USD 3 Month+1.500%, 01/27/2026 (B)	550	550
Madison Park Funding XXX, Ser 2018-30A, Cl A
3.053%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2029 (B)	1,000	988
Magnetite VIII, Ser 2018-8A, Cl AR2
3.283%, VAR ICE LIBOR USD 3 Month+0.980%, 04/15/2031 (B)	780	774
Marlette Funding Trust, Ser 2018-1A, Cl A
2.610%, 03/15/2028 (B)	42	42
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (B)	140	141
Marlette Funding Trust, Ser 2019-1A, Cl A
3.440%, 04/16/2029 (B)	283	285
Marlette Funding Trust, Ser 2019-2A, Cl A
3.130%, 07/16/2029 (B)	365	368
Master Asset-Backed Securities Trust, Ser 2006-NC3, Cl A3
2.366%, VAR ICE LIBOR USD 1 Month+0.100%, 10/25/2036	2,462	1,513
Michigan Finance Authority, Ser 2015-1, Cl A1
2.890%, VAR ICE LIBOR USD 1 Month+0.750%, 04/29/2030	2,600	2,603

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Mid-State Capital Trust, Ser 2004-1, Cl M1
6.497%, 08/15/2037	$737	$796
Morgan Stanley Asset-Backed Security Capital I Trust, Ser 2006-HE8, Cl A2B
2.366%, VAR ICE LIBOR USD 1 Month+0.100%, 10/25/2036	2,375	1,501
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-AM3, Cl M1
3.691%, VAR ICE LIBOR USD 1 Month+1.425%, 02/25/2033	11	11
Morgan Stanley Dean Witter Capital I Trust, Ser 2003-NC4, Cl M2
5.145%, VAR ICE LIBOR USD 1 Month+3.000%, 04/25/2033	15	15
MP CLO VIII, Ser 2018-2A, Cl BR
3.676%, VAR ICE LIBOR USD 3 Month+1.420%, 10/28/2027 (B)	2,000	1,982
MVW Owner Trust, Ser 2014-1A, Cl A
2.250%, 09/22/2031 (B)	1,340	1,338
MVW Owner Trust, Ser 2015-1A, Cl A
2.520%, 12/20/2032 (B)	1,861	1,861
Nationstar HECM Loan Trust, Ser 2018-1A, Cl A
2.760%, 02/25/2028 (A)(B)	73	73
Nationstar HECM Loan Trust, Ser 2018-2A, Cl A
3.188%, 07/25/2028 (A)(B)	50	50
Nelnet Student Loan Trust, Ser 2007-1, Cl B1
2.282%, VAR ICE LIBOR USD 3 Month+0.150%, 08/25/2037	1,144	1,135
Nelnet Student Loan Trust, Ser 2013-1, Cl A6
2.598%, VAR ICE LIBOR USD 3 Month+0.450%, 08/23/2036 (B)	1,357	1,316
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS1, Cl A
3.193%, 01/25/2023 (B)	2,909	2,925
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS2, Cl A
3.265%, 02/25/2023 (B)	2,218	2,235
NYCTL Trust, Ser 2017-A, Cl A
1.870%, 11/10/2030 (B)	69	68
Ocean Trails CLO IV, Ser 2013-4A, Cl AR
3.435%, VAR ICE LIBOR USD 3 Month+0.900%, 08/13/2025 (B)	2,340	2,339
OCP CLO, Ser 2017-10A, Cl BR
4.117%, VAR ICE LIBOR USD 3 Month+1.850%, 10/26/2027 (B)	2,000	1,987
OCP CLO, Ser 2017-8A, Cl A1R
3.153%, VAR ICE LIBOR USD 3 Month+0.850%, 04/17/2027 (B)	1,008	1,007
OneMain Financial Issuance Trust, Ser 2016-1A, Cl B
4.570%, 02/20/2029 (B)	240	243
Origen Manufactured Housing Contract Trust, Ser 2002-A, Cl M1
7.870%, 05/15/2032 (A)	311	318
OZLM XII, Ser 2018-12A, Cl A1R
3.316%, VAR ICE LIBOR USD 3 Month+1.050%, 04/30/2027 (B)	500	499

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WHQ1, Cl M5
3.391%, VAR ICE LIBOR USD 1 Month+1.125%, 03/25/2035	$4,242	$4,237
Prosper Marketplace Issuance Trust, Ser 2018-1A, Cl A
3.110%, 06/17/2024 (B)	25	25
PRPM LLC, Ser 2018-1A, Cl A1
3.750%, 04/25/2023 (A)(B)	205	205
SACO I Trust, Ser 2005-GP1, Cl A1
2.626%, VAR ICE LIBOR USD 1 Month+0.360%, 08/25/2030	433	430
SACO I Trust, Ser 2005-WM3, Cl A1
2.786%, VAR ICE LIBOR USD 1 Month+0.520%, 09/25/2035	219	219
SACO I Trust, Ser 2006-6, Cl A
2.526%, VAR ICE LIBOR USD 1 Month+0.260%, 06/25/2036	549	535
Saxon Asset Securities Trust, Ser 2003-3, Cl AF6
4.711%, 12/25/2033	30	31
Saxon Asset Securities Trust, Ser 2006-2, Cl A3C
2.295%, VAR ICE LIBOR USD 1 Month+0.150%, 09/25/2036	1,030	1,025
Scholar Funding Trust, Ser 2010-A, Cl A
3.332%, VAR ICE LIBOR USD 3 Month+0.750%, 10/28/2041 (B)	4,562	4,537
Scholar Funding Trust, Ser 2011-A, Cl A
3.482%, VAR ICE LIBOR USD 3 Month+0.900%, 10/28/2043 (B)	2,610	2,612
Shackleton 2015-VIII CLO, Ser 2017-8A, Cl A1R
3.512%, VAR ICE LIBOR USD 3 Month+0.920%, 10/20/2027 (B)	1,000	997
Sierra Timeshare Receivables Funding, Ser 2015-1A, Cl A
2.400%, 03/22/2032 (B)	540	540
SLC Student Loan Trust, Ser 2007-1, Cl A4
2.578%, VAR ICE LIBOR USD 3 Month+0.060%, 05/15/2029	1,842	1,820
SLM Student Loan Trust, Ser 2005-4, Cl A3
2.700%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	278	276
SLM Student Loan Trust, Ser 2008-5, Cl A4
3.976%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	445	449
SLM Student Loan Trust, Ser 2008-9, Cl A
3.776%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	467	471
SLM Student Loan Trust, Ser 2013-6, Cl A3
2.916%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2055	1,631	1,622
SoFi Consumer Loan Program LLC, Ser 2017-1, Cl A
3.280%, 01/26/2026 (B)	257	259

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Consumer Loan Program Trust, Ser 2018-1, Cl A1
2.550%, 02/25/2027 (B)	$75	$75
SoFi Consumer Loan Program Trust, Ser 2018-2, Cl A1
2.930%, 04/26/2027 (B)	47	47
SoFi Consumer Loan Program Trust, Ser 2018-3, Cl A1
3.200%, 08/25/2027 (B)	39	39
SoFi Consumer Loan Program Trust, Ser 2019-1, Cl A
3.240%, 02/25/2028 (B)	310	313
SoFi Consumer Loan Program Trust, Ser 2019-3, Cl A
2.900%, 05/25/2028 (B)	532	536
SoFi Professional Loan Program LLC, Ser 2017-A, Cl A1
2.966%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (B)	396	397
SoFi Professional Loan Program, Ser 2017-C, Cl A1
2.866%, VAR ICE LIBOR USD 1 Month+0.600%, 07/25/2040 (B)	571	572
Soundview Home Equity Loan Trust, Ser 2005-4, Cl M2
2.736%, VAR ICE LIBOR USD 1 Month+0.470%, 03/25/2036	3,458	3,450
Springleaf Funding Trust, Ser 2016-AA, Cl A
2.900%, 11/15/2029 (B)	675	675
STORE Master Funding LLC, Ser 2013-3A, Cl A1
4.240%, 11/20/2043 (B)	1,808	1,808
Structured Asset Investment Loan Trust, Ser 2003-BC11, Cl A3
3.216%, VAR ICE LIBOR USD 1 Month+0.950%, 10/25/2033	3,304	3,325
Structured Asset Investment Loan Trust, Ser 2003-BC12, Cl 2A
2.986%, VAR ICE LIBOR USD 1 Month+0.720%, 11/25/2033	3,036	3,045
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A8
3.266%, VAR ICE LIBOR USD 1 Month+1.000%, 09/25/2034	3,807	3,817
Structured Asset Investment Loan Trust, Ser 2004-BNC1, Cl A4
3.206%, VAR ICE LIBOR USD 1 Month+0.940%, 09/25/2034	1,299	1,298
Structured Asset Securities Mortgage Loan Trust, Ser 2007-BC3, Cl 2A3
2.446%, VAR ICE LIBOR USD 1 Month+0.180%, 05/25/2047	2,409	2,359
Student Loan ABS Repackaging Trust, Ser 2007-1, Cl 2A1
2.471%, VAR LIBOR USD 3 Month+0.215%, 07/27/2036 (B)	1,451	1,444
Symphony CLO XVIII, Ser 2016-18A, Cl B
4.059%, VAR ICE LIBOR USD 3 Month+1.800%, 01/23/2028 (B)	750	748
TCI-Flatiron CLO, Ser 2017-1A, Cl B
4.085%, VAR ICE LIBOR USD 3 Month+1.560%, 11/18/2030 (B)	500	494

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Telos CLO, Ser 2017-3A, Cl AR
3.603%, VAR ICE LIBOR USD 3 Month+1.300%, 07/17/2026 (B)	$3,000	$3,002
Thacher Park CLO, Ser 2017-1A, Cl AR
3.438%, VAR ICE LIBOR USD 3 Month+1.160%, 10/20/2026 (B)	1,885	1,885
Towd Point Mortgage Trust, Ser 2015-2, Cl 2A11
3.000%, 11/25/2057 (A)(B)	96	96
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	622	626
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
2.866%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (B)	2,673	2,663
Towd Point Mortgage Trust, Ser 2019-HY1, Cl A1
3.266%, VAR ICE LIBOR USD 1 Month+1.000%, 10/25/2048 (B)	1,678	1,686
Treman Park CLO, Ser 2018-1A, Cl ARR
3.348%, VAR ICE LIBOR USD 3 Month+1.070%, 10/20/2028 (B)	550	550
TRESTLES CLO, Ser 2017-1A, Cl A1A
3.566%, VAR ICE LIBOR USD 3 Month+1.290%, 07/25/2029 (B)	5,000	5,013
Triton Container Finance VI LLC, Ser 2017-1A, Cl A
3.520%, 06/20/2042 (B)	737	750
Tryon Park CLO, Ser 2018-1A, Cl A1SR
3.193%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2029 (B)	270	268
Venture VII CDO, Ser 2006-7A, Cl A1B
2.922%, VAR ICE LIBOR USD 3 Month+0.330%, 01/20/2022 (B)	519	518
Verizon Owner Trust, Ser 2017-2A, Cl B
2.220%, 12/20/2021 (B)	260	260
VOLT LXIV LLC, Ser 2017-NP11, Cl A1
3.375%, 10/25/2047 (B)	417	417
VOLT LXX LLC, Ser 2018-NPL6, Cl A1A
4.115%, 09/25/2048 (B)	298	300
Volvo Financial Equipment Master Owner Trust, Ser 2017-A, Cl A
2.825%, VAR ICE LIBOR USD 1 Month+0.500%, 11/15/2022 (B)	95	95
Voya CLO, Ser 2017-2A, Cl A1R
3.838%, VAR ICE LIBOR USD 3 Month+1.250%, 04/17/2030 (B)	4,404	4,416
Voya CLO, Ser 2017-3A, Cl A1A
3.822%, VAR ICE LIBOR USD 3 Month+1.230%, 07/20/2030 (B)	1,500	1,504

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Voya CLO, Ser 2017-3A, Cl A1R
3.300%, VAR ICE LIBOR USD 3 Month+0.720%, 07/25/2026 (B)	$1,655	$1,651
Voya CLO, Ser 2018-3A, Cl A2R
3.700%, VAR ICE LIBOR USD 3 Month+1.400%, 10/18/2031 (B)	818	807
VSE VOI Mortgage, Ser 2017-A, Cl A
2.330%, 03/20/2035 (B)	1,750	1,755
Wachovia Student Loan Trust, Ser 2006-1, Cl A6
2.446%, VAR ICE LIBOR USD 3 Month+0.170%, 04/25/2040 (B)	3,865	3,733
Westgate Resorts, Ser 2015-2A, Cl B
4.000%, 07/20/2028 (B)	87	87
		205,954
Total Asset-Backed Securities (Cost $249,853) ($ Thousands)		251,832

CORPORATE OBLIGATIONS — 4.9%

Communication Services — 0.5%
AT&T
3.260%, VAR ICE LIBOR USD 3 Month+0.930%, 06/30/2020	750	755
Comcast
2.759%, VAR ICE LIBOR USD 3 Month+0.440%, 10/01/2021	700	702
Cumulus Media New Holdings
6.750%, 07/01/2026 (B)	2,098	2,161
Diamond Sports Group LLC
5.375%, 08/15/2026 (B)	1,628	1,709
Discovery Communications LLC
2.200%, 09/20/2019	185	185
Scripps Escrow
5.875%, 07/15/2027 (B)	702	708
		6,220

Consumer Discretionary — 0.7%
Century Communities
6.750%, 06/01/2027 (B)	412	437
Dollar Tree
3.003%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/2020	660	660
eBay
3.136%, VAR ICE LIBOR USD 3 Month+0.870%, 01/30/2023	1,000	1,005
Ford Motor Credit LLC
3.600%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	500	495
2.696%, VAR ICE LIBOR USD 3 Month+0.430%, 11/02/2020	500	496
General Motors Financial
3.233%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	800	802
2.779%, VAR ICE LIBOR USD 3 Month+0.540%, 11/06/2020	500	499
Marriott International
3.120%, VAR ICE LIBOR USD 3 Month+0.600%, 12/01/2020	475	477
3.103%, VAR ICE LIBOR USD 3 Month+0.650%, 03/08/2021	350	351
Nissan Motor Acceptance MTN
3.193%, VAR ICE LIBOR USD 3 Month+0.890%, 01/13/2022 (B)	800	804

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Panther BF Aggregator 2
8.500%, 05/15/2027 (B)	$1,523	$1,485
6.250%, 05/15/2026 (B)	690	716
Volkswagen Group of America Finance LLC
3.121%, VAR ICE LIBOR USD 3 Month+0.940%, 11/12/2021 (B)	300	301
		8,528

Consumer Staples — 0.3%
Conagra Brands
3.028%, VAR ICE LIBOR USD 3 Month+0.750%, 10/22/2020	700	700
GEMS MENASA Cayman
7.125%, 07/31/2026 (B)	1,387	1,413
Kraft Heinz Foods
3.001%, VAR ICE LIBOR USD 3 Month+0.820%, 08/10/2022	700	691
Reckitt Benckiser Treasury Services
2.903%, VAR ICE LIBOR USD 3 Month+0.560%, 06/24/2022 (B)	700	697
		3,501

Energy — 0.2%
Andeavor Logistics
5.500%, 10/15/2019	375	375
FTS International
6.250%, 05/01/2022	270	225
Occidental Petroleum
3.437%, VAR ICE LIBOR USD 3 Month+1.250%, 08/13/2021	300	301
3.137%, VAR ICE LIBOR USD 3 Month+0.950%, 02/08/2021	300	301
Petroleos Mexicanos
6.000%, 03/05/2020	225	228
Phillips 66
3.053%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2020 (B)	790	790
2.732%, VAR ICE LIBOR USD 3 Month+0.600%, 02/26/2021	400	400
		2,620

Financials — 1.8%
ABN AMRO Bank MTN
2.713%, VAR ICE LIBOR USD 3 Month+0.410%, 01/19/2021 (B)	750	751
Assurant
3.583%, VAR ICE LIBOR USD 3 Month+1.250%, 03/26/2021	595	595
Bank of America MTN
3.458%, VAR ICE LIBOR USD 3 Month+1.180%, 10/21/2022	625	633
3.438%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	550	557
2.969%, VAR ICE LIBOR USD 3 Month+0.650%, 10/01/2021	500	501
Bank of New York Mellon MTN
1.950%, 08/23/2022	130	130
Bank of Nova Scotia
3.112%, VAR ICE LIBOR USD 3 Month+0.640%, 03/07/2022	500	503
BB&T MTN
2.473%, VAR ICE LIBOR USD 3 Month+0.220%, 02/01/2021	1,000	999

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BPCE MTN
3.370%, VAR ICE LIBOR USD 3 Month+1.220%, 05/22/2022 (B)	$550	$556
Canadian Imperial Bank of Commerce
3.130%, VAR ICE LIBOR USD 3 Month+0.720%, 06/16/2022	950	958
Capital One
3.416%, VAR ICE LIBOR USD 3 Month+1.150%, 01/30/2023	850	856
Citibank
2.531%, VAR ICE LIBOR USD 3 Month+0.350%, 02/12/2021	625	626
Citizens Bank
2.942%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/2022	1,025	1,027
Cooperatieve Rabobank UA
3.168%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	1,000	1,010
Danske Bank MTN
3.030%, VAR ICE LIBOR USD 3 Month+0.510%, 03/02/2020 (B)	500	500
Deutsche Bank NY
3.093%, VAR ICE LIBOR USD 3 Month+0.815%, 01/22/2021	550	544
Goldman Sachs Group
3.377%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	750	756
3.328%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	930	937
HSBC Holdings
3.086%, VAR ICE LIBOR USD 3 Month+0.650%, 09/11/2021	550	550
ING Groep
3.480%, VAR ICE LIBOR USD 3 Month+1.150%, 03/29/2022	700	708
Jackson National Life Global Funding
3.041%, VAR ICE LIBOR USD 3 Month+0.730%, 06/27/2022 (B)	500	504
JPMorgan Chase
3.461%, VAR ICE LIBOR USD 3 Month+1.205%, 10/29/2020	198	200
3.003%, VAR ICE LIBOR USD 3 Month+0.550%, 03/09/2021	600	601
Manufacturers & Traders Trust
2.734%, VAR ICE LIBOR USD 3 Month+0.610%, 05/18/2022	1,025	1,026
Marsh & McLennan
3.500%, 12/29/2020	95	97
Morgan Stanley
3.458%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	625	631
Nordea Bank Abp
3.064%, VAR ICE LIBOR USD 3 Month+0.940%, 08/30/2023 (B)	525	519
Regions Bank
2.676%, VAR ICE LIBOR USD 3 Month+0.500%, 08/13/2021	400	400
Standard Chartered
3.428%, VAR ICE LIBOR USD 3 Month+1.150%, 01/20/2023 (B)	525	523
Synchrony Financial
3.517%, VAR ICE LIBOR USD 3 Month+1.230%, 02/03/2020	1,000	1,003

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Toronto-Dominion Bank MTN
2.516%, VAR ICE LIBOR USD 3 Month+0.240%, 01/25/2021	$500	$500
UniCredit MTN
6.572%, 01/14/2022 (B)	350	376
Wells Fargo
3.393%, VAR ICE LIBOR USD 3 Month+1.110%, 01/24/2023	550	556
Zions Bancorp
3.350%, 03/04/2022	2,000	2,048
		22,681

Health Care — 0.2%
Becton Dickinson
3.194%, VAR ICE LIBOR USD 3 Month+0.875%, 12/29/2020	375	375
Cardinal Health
3.180%, VAR ICE LIBOR USD 3 Month+0.770%, 06/15/2022	975	972
Cigna
3.060%, VAR ICE LIBOR USD 3 Month+0.650%, 09/17/2021 (B)	400	400
CVS Health
3.173%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	540	542
		2,289

Industrials — 0.7%
AerCap Ireland Capital DAC
4.450%, 12/16/2021	2,000	2,078
Air Lease
2.125%, 01/15/2020	500	500
Builders FirstSource
6.750%, 06/01/2027 (B)	532	581
GFL Environmental
8.500%, 05/01/2027 (B)	1,564	1,713
Nielsen Luxembourg
5.000%, 02/01/2025 (B)	1,540	1,521
Tutor Perini
6.875%, 05/01/2025 (B)	967	900
United Technologies
2.818%, VAR ICE LIBOR USD 3 Month+0.650%, 08/16/2021	375	375
XPO Logistics
6.750%, 08/15/2024 (B)	1,104	1,190
		8,858

Information Technology — 0.2%
Broadcom
2.375%, 01/15/2020	1,100	1,099
Hewlett Packard Enterprise
3.009%, VAR ICE LIBOR USD 3 Month+0.720%, 10/05/2021	300	300
Tempo Acquisition LLC
6.750%, 06/01/2025 (B)	1,051	1,080
		2,479

Materials — 0.0%
International Flavors & Fragrances
3.400%, 09/25/2020	200	203
Syngenta Finance
3.698%, 04/24/2020 (B)	525	527
		730

Real Estate — 0.2%
American Tower
2.800%, 06/01/2020	458	459
Brookfield Property REIT
5.750%, 05/15/2026 (B)	1,650	1,737
		2,196

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Utilities — 0.1%
Dominion Energy
2.450%, 01/15/2023 (B)	$250	$251
Sempra Energy
1.625%, 10/07/2019	260	260
Southern
3.019%, VAR ICE LIBOR USD 3 Month+0.700%, 09/30/2020 (B)	400	400
Southern Power
2.937%, VAR ICE LIBOR USD 3 Month+0.550%, 12/20/2020 (B)	375	375
Texas Energy (Escrow Security)
4.119%, 12/31/2034 (C)	63	–
		1,286
Total Corporate Obligations (Cost $60,792) ($ Thousands)		61,388

U.S. TREASURY OBLIGATIONS — 2.5%
U.S. Treasury Notes
2.875%, 11/15/2021	13,000	13,383
2.375%, 03/15/2022	10,000	10,229
2.000%, 05/31/2024	4,500	4,623
1.750%, 07/31/2021	3,000	3,012
Total U.S. Treasury Obligations (Cost $30,865) ($ Thousands)		31,247

MUNICIPAL BONDS — 0.1%

California — 0.1%
California State, GO
Callable 10/01/2021 @ 100 3.178%, 04/01/2047 (E)	925	928

Utah — 0.0%
Utah State, Board of Regents, Ser 2016-1, Cl A, RB
2.895%, VAR ICE LIBOR USD 1 Month+0.750%, 09/25/2056	331	332
Total Municipal Bonds (Cost $1,254) ($ Thousands)		1,260

	Number of Warrants

WARRANTS — 0.0%
Lion Holdings, Expires 12/30/2027 Strike Price $– *(C)	29,715	–
Total Warrants (Cost $—) ($ Thousands)		–

	Shares

COMMON STOCK — 0.0%
TE Holdcorp *	102,547	—
Total Common Stock (Cost $3,175) ($ Thousands)		—

PREFERRED STOCK — 0.0%
TE Holdcorp, 0.000% *(C)	179,484	—
Total Preferred Stock (Cost $1,427) ($ Thousands)		—

CASH EQUIVALENT — 4.6%
SEI Daily Income Trust, Government Fund, Cl F
1.970%**†	57,693,280	57,693
Total Cash Equivalent (Cost $57,693) ($ Thousands)		57,693

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT — 0.1%
BNP Paribas
2.150%, dated 08/30/2019, to be repurchased on 09/03/2019, repurchase price $700,167 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, 3.000% - 5.500%, 07/16/2020 - 08/20/2049, ranging in par value from $200 - $260,054; with total market value $711,492) (F)	$700	$700
Total Repurchase Agreement (Cost $700) ($ Thousands)		700

Total Investments in Securities — 103.4% (Cost $1,303,736) ($ Thousands)		$1,305,438

A list of the open futures contracts held by the Fund at August 31, 2019, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)

U.S. 2-Year Treasury Note	(75)	Jan-2020	$(16,208)	$(16,209)	$(1)

U.S. 5-Year Treasury Note	61	Jan-2020	7,319	7,319	–

U.S. 5-Year Treasury Note	(13)	Jan-2020	(1,559)	(1,559)	–

U.S. 10-Year Treasury Note	(52)	Dec-2019	(6,842)	(6,849)	(7)

U.S. Long Treasury Bond	(1)	Dec-2019	(165)	(165)	–

			$(17,455)	$(17,463)	$(8)

Percentages are based on Net Assets of $1,261,997 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of August 31, 2019.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2019, the value of these securities amounted to $403,268 ($ Thousands), representing 31.9% of the Net Assets of the Fund.

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	Unsettled bank loan. Interest rate may not be available.

(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(F)	Tri-Party Repurchase Agreement.

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

NCUA — National Credit Union Association

RB — Revenue Bond

REIT— Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

Ser – Series

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of August 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$527,265	$–	$527,265
Loan Participations	–	356,512	17,541	374,053
Asset-Backed Securities	–	251,832	–	251,832
Corporate Obligations	–	61,388	–	61,388
U.S. Treasury Obligations	–	31,247	–	31,247
Municipal Bonds	–	1,260	–	1,260
Warrants	–	–	–	–
Common Stock	–	–	–	–
Preferred Stock	–	–	–	–
Cash Equivalent	57,693	–	–	57,693
Repurchase Agreement	–	700	–	700

Total Investments in Securities	$57,693	$1,230,204	$17,541	$1,305,438

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$–	$–	$–	$–
Unrealized Depreciation	(8)	–	–	(8)

Total Other Financial Instruments	$(8)	$–	$–	$(8)

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations
Balance as of June 1, 2019	$0	$28,428
Accrued discounts/premiums	327	(425)
Realized gain/(loss)	0	294
Change in unrealized appreciation/(depreciation)	(327)	116
Purchases	0	759
Sales	0	(12,975)
Net transfer into Level 3	0	2,944
Net transfer out of Level 3	0	(1,600)

Ending Balance as of August 31, 2019	$0	$17,541

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(327)	$(75,896)

For the period ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2019, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is summary of the transactions with affiliates for the period ended August 31, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2019	Shares	Income	Capital Gains

SEI Daily Income Trust, Government Fund, Cl F	$72,574	$205,214	$(220,095)	$—	$—	$57,693	57,693,280	$252	$—

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 39.4%

Agency Mortgage-Backed Obligations — 34.3%
FHLMC
10.000%, 03/17/2026	$8	$8
7.500%, 08/01/2030 to 12/01/2036	424	481
7.000%, 05/01/2024 to 03/01/2039	117	133
6.500%, 10/01/2031 to 09/01/2039	755	870
6.000%, 03/01/2020 to 08/01/2038	1,020	1,138
5.500%, 02/01/2035 to 12/01/2038	2,163	2,441
5.000%, 04/01/2020 to 02/01/2049	26,859	28,881
4.500%, 11/01/2025 to 07/01/2049	47,368	50,290
4.000%, 10/01/2025 to 07/01/2049	157,819	166,499
3.500%, 03/01/2033 to 09/01/2049	256,656	267,917
3.000%, 03/01/2031 to 09/01/2049	107,425	110,430
2.500%, 06/01/2028 to 07/01/2032	14,707	14,939
FHLMC ARM
5.219%, VAR ICE LIBOR USD 12 Month+2.330%, 05/01/2036	75	80
4.967%, VAR ICE LIBOR USD 12 Month+1.967%, 12/01/2036	99	105
4.345%, VAR ICE LIBOR USD 12 Month+1.595%, 10/01/2036	21	22
FHLMC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	14	15
FHLMC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	143	159
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	38	43
FHLMC CMO, Ser 2003-2671, Cl S
10.734%, VAR LIBOR USD 1 Month+14.758%, 09/15/2033	56	69
FHLMC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	110	118
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	275	309
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037 (A)	6	5
FHLMC CMO, Ser 2008-3451, Cl SB, IO
3.835%, VAR LIBOR USD 1 Month+6.030%, 05/15/2038	243	26
FHLMC CMO, Ser 2009-3546, Cl A
4.351%, 02/15/2039 (B)	70	72
FHLMC CMO, Ser 2010-3621, Cl SB, IO
4.035%, VAR LIBOR USD 1 Month+6.230%, 01/15/2040	112	19
FHLMC CMO, Ser 2012-4010, Cl KM
3.000%, 01/15/2042	727	754

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2012-4030, Cl HS, IO
4.415%, VAR LIBOR USD 1 Month+6.610%, 04/15/2042	$64	$12
FHLMC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	2,712	2,746
FHLMC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	565	59
FHLMC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	6,137	6,284
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	1,002	102
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	1,653	1,692
FHLMC CMO, Ser 2013-4227, Cl VA
3.500%, 10/15/2037	1,300	1,356
FHLMC CMO, Ser 2014-4368, Cl CA
3.750%, 11/15/2036	1,023	1,053
FHLMC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	2,272	2,466
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	6,714	6,871
FHLMC CMO, Ser 2018-4763, Cl CA
3.000%, 09/15/2038	669	697
FHLMC CMO, Ser 2018-4767, Cl KA
3.000%, 03/15/2048	2,992	3,107
FHLMC CMO, Ser 2018-4786, Cl DP
4.500%, 07/15/2042	1,754	1,816
FHLMC CMO, Ser 2018-4787, Cl AK
3.000%, 05/15/2048	2,258	2,297
FHLMC CMO, Ser 2018-4796, Cl AK
3.000%, 05/15/2048	6,432	6,579
FHLMC CMO, Ser 2018-4802, Cl A
3.000%, 06/15/2048	6,197	6,335
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	2,886	2,891
FHLMC CMO, Ser 2018-4846, Cl PF
2.545%, VAR LIBOR USD 1 Month+0.350%, 12/15/2048	798	796
FHLMC CMO, Ser 2018-4856, Cl FD
2.495%, VAR LIBOR USD 1 Month+0.300%, 08/15/2040	2,404	2,407
FHLMC CMO, Ser 2019-4897, Cl F
2.595%, VAR LIBOR USD 1 Month+0.400%, 07/15/2049	856	856
FHLMC Multifamily Structured Pass Through Certificates, Ser K093, Cl X1, IO
0.952%, 05/25/2029 (B)	3,999	317
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl X1, IO
1.016%, 06/25/2029 (B)	3,000	224
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl XAM, IO
1.283%, 06/25/2029 (B)	4,850	493
FHLMC Multifamily Structured Pass Through Certificates, Ser K095, Cl X1, IO
1.083%, 06/25/2029 (B)	2,400	186
FHLMC Multifamily Structured Pass Through Certificates, Ser K095, Cl XAM, IO
1.372%, 06/25/2029 (B)	700	74

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser K735, Cl X1, IO
1.103%, 05/25/2026 (B)	$2,400	$138
FHLMC Multifamily Structured Pass Through Certificates, Ser K735, Cl A2
2.862%, 05/25/2026	3,700	3,917
FHLMC Multifamily Structured Pass Through Certificates, Ser KLU1, Cl A2
2.510%, 12/25/2025	1,650	1,691
FHLMC Multifamily Structured Pass Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/2031	1,115	1,180
FHLMC Multifamily Structured Pass-Through Certificates, Ser J15F, Cl A2
2.710%, 12/25/2020	248	248
FHLMC Multifamily Structured Pass-Through Certificates, Ser K015, Cl X1, IO
1.560%, 07/25/2021 (B)	2,744	68
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.478%, 10/25/2021 (B)	454	12
FHLMC Multifamily Structured Pass-Through Certificates, Ser K021, Cl A1
1.603%, 01/25/2022	178	177
FHLMC Multifamily Structured Pass-Through Certificates, Ser K029, Cl A1
2.839%, 10/25/2022	139	141
FHLMC Multifamily Structured Pass-Through Certificates, Ser K032, Cl X1, IO
0.100%, 05/25/2023 (B)	62,092	256
FHLMC Multifamily Structured Pass-Through Certificates, Ser K041, Cl X1, IO
0.547%, 10/25/2024 (B)	7,682	191
FHLMC Multifamily Structured Pass-Through Certificates, Ser K091, Cl X1, IO
0.559%, 03/25/2029 (B)	3,949	192
FHLMC Multifamily Structured Pass-Through Certificates, Ser K091, Cl A2
3.505%, 03/25/2029	1,700	1,907
FHLMC Multifamily Structured Pass-Through Certificates, Ser K092, Cl X1, IO
0.709%, 04/25/2029 (B)	9,998	606
FHLMC Multifamily Structured Pass-Through Certificates, Ser K157, Cl A3
3.990%, 08/25/2033 (B)	4,400	5,223
FHLMC Multifamily Structured Pass-Through Certificates, Ser K158, Cl A3
3.900%, 10/25/2033 (B)	3,345	3,936
FHLMC Multifamily Structured Pass-Through Certificates, Ser K726, Cl X1, IO
0.881%, 04/25/2024 (B)	13,359	441

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/01/2027	$2,210	$2,327
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	1,114	1,297
FHLMC REMIC CMO, Ser 2011-3866, Cl SA, IO
3.755%, VAR LIBOR USD 1 Month+5.950%, 05/15/2041	676	74
FHLMC STRIPS CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	5,114	5,318
FHLMC STRIPS CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	2,029	2,114
FHLMC STRIPS CMO, Ser 2016-353, Cl S1, IO
3.805%, VAR LIBOR USD 1 Month+6.000%, 12/15/2046	1,034	180
FHLMC STRIPS CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	5,403	5,616
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
3.916%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	3,151	3,162
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M2
5.166%, VAR ICE LIBOR USD 1 Month+2.900%, 07/25/2028	1,326	1,336
FHLMC TBA
3.000%, 09/25/2049	11,500	11,788
FNMA
8.000%, 05/01/2023 to 06/01/2031	38	43
7.500%, 06/01/2030 to 11/01/2038	184	213
7.000%, 09/01/2026 to 02/01/2039	1,114	1,308
6.500%, 12/01/2022 to 10/01/2037	522	580
6.000%, 10/01/2019 to 10/01/2040	3,112	3,546
5.500%, 06/01/2020 to 06/01/2049	13,458	15,230
5.000%, 02/01/2020 to 08/01/2049	125,884	137,615
4.500%, 07/01/2020 to 09/01/2057	158,665	169,438
4.381%, 06/01/2021	2,902	3,000
4.363%, 11/01/2021	4,113	4,227
4.050%, 01/01/2021	1,430	1,456
4.000%, 07/01/2020 to 06/01/2057	225,184	237,024
3.980%, 08/01/2021	4,044	4,170
3.900%, 06/01/2028	2,050	2,325
3.770%, 01/01/2029	760	861
3.740%, 07/01/2020 to 11/01/2028	2,305	2,443
3.640%, 11/01/2028	600	674
3.500%, 07/01/2031 to 03/01/2057	187,916	196,246
3.490%, 02/01/2033	3,000	3,398
3.480%, 08/01/2028	5,520	6,143
3.380%, 05/01/2028	123	134
3.350%, 05/01/2029	160	177

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.310%, 05/01/2031	$200	$221
3.300%, 04/01/2029 to 02/01/2030	527	580
3.290%, 10/01/2020	896	902
3.260%, 05/01/2029	728	798
3.240%, 05/01/2029	770	841
3.210%, 11/01/2037	4,658	5,058
3.190%, 05/01/2029 to 05/01/2030	2,591	2,796
3.160%, 05/01/2029	429	466
3.090%, 05/01/2029	600	653
3.080%, 01/01/2028	160	172
3.070%, 01/01/2029	280	302
3.050%, 05/01/2024	1,027	1,058
3.040%, 06/01/2029	1,000	1,084
3.010%, 05/01/2028	2,829	3,040
3.000%, 05/01/2029 to 09/01/2049	113,673	117,039
2.980%, 08/01/2031	100	107
2.950%, 05/01/2031	3,234	3,481
2.870%, 07/01/2031	100	106
2.850%, 08/01/2031	610	645
2.840%, 08/01/2031	500	529
2.820%, 06/01/2022	2,695	2,788
2.810%, 04/01/2025 to 08/01/2031	950	1,000
2.790%, 08/01/2029	600	637
2.770%, 08/01/2031	900	944
2.765%, 08/01/2031	1,300	1,363
2.740%, 08/01/2029	600	634
2.705%, 04/01/2023	200	206
2.670%, 08/01/2031	300	313
2.500%, 08/01/2031 to 10/01/2042	4,820	4,874
2.450%, 08/01/2031	600	599
FNMA ARM
4.565%, VAR ICE LIBOR USD 12 Month+1.565%, 05/01/2037	3	3
4.554%, VAR ICE LIBOR USD 12 Month+1.594%, 12/01/2035	27	28
3.128%, VAR ICE LIBOR USD 12 Month+1.620%, 03/01/2047	1,638	1,675
2.953%, VAR ICE LIBOR USD 12 Month+1.599%, 08/01/2047	1,391	1,421
2.747%, VAR ICE LIBOR USD 12 Month+1.578%, 06/01/2045	1,877	1,915
2.662%, VAR ICE LIBOR USD 12 Month+1.586%, 01/01/2046	6,782	6,899
2.615%, VAR ICE LIBOR USD 12 Month+1.584%, 05/01/2045	1,401	1,425
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/2022	40	42
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/2022	33	35
FNMA CMO, Ser 1993-149, Cl SH
11.500%, VAR LIBOR USD 1 Month+65.406%, 08/25/2023	29	33
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/2023	144	152
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	106	113
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	107	116
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	104	115
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	111	116

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	$18	$20
FNMA CMO, Ser 2003-124, Cl TS
9.800%, VAR LIBOR USD 1 Month+100.800%, 01/25/2034	11	12
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	331	381
FNMA CMO, Ser 2005-74, Cl CS
14.121%, VAR LIBOR USD 1 Month+20.020%, 05/25/2035	85	106
FNMA CMO, Ser 2006-104, Cl MI, IO
4.605%, VAR LIBOR USD 1 Month+6.750%, 11/25/2036	851	87
FNMA CMO, Ser 2006-125, Cl SM, IO
5.055%, VAR LIBOR USD 1 Month+7.200%, 01/25/2037	479	97
FNMA CMO, Ser 2006-33, Cl LS
20.496%, VAR LIBOR USD 1 Month+30.150%, 05/25/2036	73	114
FNMA CMO, Ser 2006-46, Cl SW
16.334%, VAR LIBOR USD 1 Month+24.199%, 06/25/2036	60	90
FNMA CMO, Ser 2006-51, Cl SP, IO
4.505%, VAR LIBOR USD 1 Month+6.650%, 03/25/2036	77	11
FNMA CMO, Ser 2007-64, Cl FA
2.736%, VAR LIBOR USD 1 Month+0.470%, 07/25/2037	10	11
FNMA CMO, Ser 2007-68, Cl SC, IO
4.555%, VAR LIBOR USD 1 Month+6.700%, 07/25/2037	164	26
FNMA CMO, Ser 2008-22, Cl SI, IO
4.285%, VAR LIBOR USD 1 Month+6.430%, 03/25/2037	1,414	22
FNMA CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	20	23
FNMA CMO, Ser 2009-103, Cl MB
4.619%, 12/25/2039 (B)	117	124
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (A)	1,257	1,118
FNMA CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	3,314	3,473
FNMA CMO, Ser 2010-150, Cl SK, IO
6.345%, VAR LIBOR USD 1 Month+6.530%, 01/25/2041	632	127
FNMA CMO, Ser 2010-27, Cl AS, IO
4.335%, VAR LIBOR USD 1 Month+6.480%, 04/25/2040	769	158
FNMA CMO, Ser 2011-2, Cl WA
5.851%, 02/25/2051 (B)	102	114
FNMA CMO, Ser 2011-75, Cl FA
2.695%, VAR LIBOR USD 1 Month+0.550%, 08/25/2041	116	117
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	374	9
FNMA CMO, Ser 2011-96, Cl SA, IO
4.405%, VAR LIBOR USD 1 Month+6.550%, 10/25/2041	1,526	267
FNMA CMO, Ser 2012-133, Cl CS, IO
4.005%, VAR LIBOR USD 1 Month+6.150%, 12/25/2042	973	172
FNMA CMO, Ser 2012-134, Cl MS, IO
4.005%, VAR LIBOR USD 1 Month+6.150%, 12/25/2042	398	75
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	25	27

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2012-35, Cl SC, IO
4.355%, VAR LIBOR USD 1 Month+6.500%, 04/25/2042	$449	$72
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	549	616
FNMA CMO, Ser 2012-70, Cl YS, IO
4.505%, VAR LIBOR USD 1 Month+6.650%, 02/25/2041	196	15
FNMA CMO, Ser 2012-74, Cl SA, IO
4.505%, VAR LIBOR USD 1 Month+6.650%, 03/25/2042	711	99
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042 (A)	48	44
FNMA CMO, Ser 2012-75, Cl NS, IO
4.455%, VAR LIBOR USD 1 Month+6.600%, 07/25/2042	256	44
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042 (A)	97	89
FNMA CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043 (A)	2,907	2,458
FNMA CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043 (A)	1,264	1,157
FNMA CMO, Ser 2013-124, Cl SB, IO
3.805%, VAR LIBOR USD 1 Month+5.950%, 12/25/2043	742	138
FNMA CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	803	37
FNMA CMO, Ser 2013-30, Cl CA
1.500%, 04/25/2043	611	594
FNMA CMO, Ser 2013-54, Cl BS, IO
4.005%, VAR LIBOR USD 1 Month+6.150%, 06/25/2043	463	97
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	1,241	1,468
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	1,389	1,577
FNMA CMO, Ser 2016-60, Cl QS, IO
3.955%, VAR LIBOR USD 1 Month+6.100%, 09/25/2046	1,470	248
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	1,800	1,894
FNMA CMO, Ser 2017-76, Cl SB, IO
3.955%, VAR LIBOR USD 1 Month+6.100%, 10/25/2057	2,725	546
FNMA CMO, Ser 2017-85, Cl SC, IO
4.055%, 11/25/2017	892	151
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	3,389	3,515
FNMA CMO, Ser 2018-15, Cl AB
3.000%, 03/25/2048	784	817
FNMA CMO, Ser 2018-38, Cl PA
3.500%, 06/25/2047	4,520	4,720
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	6,187	6,306
FNMA CMO, Ser 2018-45, Cl GA
3.000%, 06/25/2048	4,969	5,052
FNMA CMO, Ser 2018-56, Cl CH
3.000%, 08/25/2048	3,040	3,099
FNMA CMO, Ser 2018-57, Cl PT
3.000%, 08/25/2048	2,312	2,361
FNMA CMO, Ser 2018-59, Cl DA
3.000%, 08/25/2048	6,633	6,761
FNMA CMO, Ser 2018-79, Cl FA
2.395%, VAR LIBOR USD 1 Month+0.250%, 11/25/2048	3,903	3,878

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	$2,203	$2,229
FNMA CMO, Ser 2018-86, Cl JA
4.000%, 05/25/2047	1,047	1,114
FNMA CMO, Ser 2019-1, Cl AB
3.500%, 02/25/2049	2,679	2,765
FNMA CMO, Ser 2019-14, Cl FB
2.840%, VAR LIBOR USD 1 Month+0.400%, 04/25/2059	1,441	1,439
FNMA CMO, Ser 2019-18, Cl FH
2.495%, VAR LIBOR USD 1 Month+0.350%, 05/25/2049	2,381	2,376
FNMA CMO, Ser 2019-25, Cl YF
2.595%, VAR LIBOR USD 1 Month+0.450%, 10/25/2046	4,644	4,642
FNMA CMO, Ser 2019-35, Cl MB
3.000%, 07/25/2049	2,499	2,628
FNMA CMO, Ser 2019-35, Cl A
3.000%, 07/25/2049	2,053	2,147
FNMA CMO, Ser 2019-45, Cl PA
3.000%, 08/25/2049	1,471	1,514
FNMA CMO, Ser 2019-52, Cl PA
3.000%, 09/25/2049	1,000	1,001
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	179	29
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/25/2033	236	48
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C1, IO
3.000%, 11/25/2026	1,581	105
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	1,189	82
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	894	149
FNMA Interest STRIPS CMO, Ser 2012- 409, Cl C13, IO
3.500%, 11/25/2041	889	115
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C17, IO
4.000%, 11/25/2041	968	109
FNMA Interest STRIPS CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	3,483	3,608
FNMA Interest STRIPS CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	4,757	5,084
FNMA TBA
5.000%, 09/01/2038	11,355	12,125
4.500%, 09/15/2033	12,025	12,660
4.000%, 09/14/2039	13,675	14,197
3.500%, 09/01/2040	75,830	78,159
3.000%, 09/25/2026 to 09/25/2049	96,745	98,700
2.500%, 09/15/2043	10,000	10,060
FNMA, Ser 141, Cl 1
2.964%, 05/01/2027	3,570	3,802
FNMA, Ser 2014-M3, Cl X2, IO
0.092%, 01/25/2024 (B)	35,417	129
FNMA, Ser 2015-M8, Cl X2, IO
0.144%, 01/25/2025 (B)	79,681	519
FNMA, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	768	804
FNMA, Ser 2017-M7, Cl A2
2.961%, 02/25/2027 (B)	751	799

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2018-M1, Cl A2
2.986%, 12/25/2027 (B)	$8,400	$9,004
FNMA, Ser M10, Cl A2
3.300%, 12/25/2037	260	293
FNMA, Ser M12, Cl A1
3.546%, 02/25/2030	971	1,068
FNMA, Ser M13, Cl A1
3.697%, 03/25/2030 (B)	1,785	1,999
FNMA, Ser M4, Cl A2
3.610%, 02/25/2031	730	831
FNMA, Ser M5, Cl A2
3.273%, 01/25/2029	1,370	1,492
FNMA, Ser M6, Cl A2
3.450%, 01/01/2029	1,520	1,707
GNMA
9.500%, 12/15/2020	–	–
7.000%, 04/15/2026 to 05/15/2033	710	787
6.500%, 01/15/2024 to 07/15/2035	1,245	1,389
6.000%, 12/15/2023 to 10/20/2040	4,164	4,738
5.000%, 12/20/2039 to 07/20/2049	54,649	58,106
4.700%, 09/20/2061 (B)	1,688	1,752
4.500%, 01/20/2040 to 05/20/2049	62,645	66,258
4.468%, 01/20/2069 (B)	592	601
4.177%, 04/20/2063 (B)	1,002	1,021
4.000%, 06/20/2047 to 08/20/2049	67,802	71,114
3.500%, 06/20/2044 to 08/20/2049	85,092	89,067
3.000%, 09/15/2042 to 07/15/2049	30,811	31,864
GNMA ARM
3.870%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.440%, 01/20/2060	702	720
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 07/20/2034	8	8
GNMA CMO, Ser 112, Cl IO, IO
0.278%, 02/16/2053 (B)	5,989	114
GNMA CMO, Ser 142, Cl IO, IO
0.926%, 04/16/2054 (B)	16,558	490
GNMA CMO, Ser 145, Cl IO, IO
1.064%, 09/16/2044 (B)	7,809	357
GNMA CMO, Ser 163, Cl IO, IO
1.238%, 02/16/2046 (B)	9,208	482
GNMA CMO, Ser 2002-57, Cl SB
79.539%, VAR LIBOR USD 1 Month+112.500%, 08/16/2032	21	22
GNMA CMO, Ser 2003-60, Cl GS
8.754%, VAR LIBOR USD 1 Month+12.417%, 05/16/2033	16	17
GNMA CMO, Ser 2005-7, Cl JM
11.886%, VAR LIBOR USD 1 Month+16.720%, 05/18/2034	2	3
GNMA CMO, Ser 2006-16, Cl GS, IO
4.818%, VAR LIBOR USD 1 Month+6.990%, 04/20/2036	497	94
GNMA CMO, Ser 2007-78, Cl SA, IO
4.333%, VAR LIBOR USD 1 Month+6.530%, 12/16/2037	3,013	551
GNMA CMO, Ser 2009-106, Cl KS, IO
4.228%, VAR LIBOR USD 1 Month+6.400%, 11/20/2039	3,548	497

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2009-66, Cl XS, IO
4.603%, VAR LIBOR USD 1 Month+6.800%, 07/16/2039	$30	$5
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	2,120	2,382
GNMA CMO, Ser 2009-8, Cl PS, IO
4.103%, VAR LIBOR USD 1 Month+6.300%, 08/16/2038	27	2
GNMA CMO, Ser 2010-14, Cl AO, PO
0.000%, 12/20/2032 (A)	33	33
GNMA CMO, Ser 2010-31, Cl GS, IO
4.328%, VAR LIBOR USD 1 Month+6.500%, 03/20/2039	66	2
GNMA CMO, Ser 2010-4, Cl NS, IO
4.193%, VAR LIBOR USD 1 Month+6.390%, 01/16/2040	5,105	944
GNMA CMO, Ser 2010-4, Cl SL, IO
4.068%, VAR LIBOR USD 1 Month+6.400%, 01/16/2040	106	19
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	1,041	1,109
GNMA CMO, Ser 2010-85, Cl HS, IO
4.478%, VAR LIBOR USD 1 Month+6.650%, 01/20/2040	303	26
GNMA CMO, Ser 2010-H04, Cl CI, IO
1.636%, 04/20/2060 (B)	1,360	49
GNMA CMO, Ser 2010-H10, Cl FC
3.241%, VAR ICE LIBOR USD 1 Month+1.000%, 05/20/2060	2,410	2,437
GNMA CMO, Ser 2010-H26, Cl LF
2.730%, VAR ICE LIBOR USD 1 Month+0.350%, 08/20/2058	3,271	3,263
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	55	10
GNMA CMO, Ser 2011-H09, Cl AF
2.880%, VAR ICE LIBOR USD 1 Month+0.500%, 03/20/2061	965	965
GNMA CMO, Ser 2012-124, Cl AS, IO
4.003%, VAR LIBOR USD 1 Month+6.200%, 10/16/2042	747	156
GNMA CMO, Ser 2012-141, Cl WA
4.528%, 11/16/2041 (B)	609	687
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	707	32
GNMA CMO, Ser 2012-98, Cl SA, IO
3.903%, VAR LIBOR USD 1 Month+6.100%, 08/16/2042	583	113
GNMA CMO, Ser 2012-H07, Cl KI, IO
1.109%, 03/20/2062 (B)	2,050	34
GNMA CMO, Ser 2013-H01, Cl TA
2.880%, VAR ICE LIBOR USD 1 Month+0.500%, 01/20/2063	52	52
GNMA CMO, Ser 2013-H01, Cl JA
2.700%, VAR ICE LIBOR USD 1 Month+0.320%, 01/20/2063	981	978
GNMA CMO, Ser 2014-186, Cl IO, IO
0.756%, 08/16/2054 (B)	14,124	644
GNMA CMO, Ser 2014-H04, Cl FB
3.081%, VAR ICE LIBOR USD 1 Month+0.650%, 02/20/2064	2,056	2,066
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	450	68
GNMA CMO, Ser 2016-128, Cl IO, IO
0.952%, 09/16/2056 (B)	12,325	909
GNMA CMO, Ser 2016-135, Cl SB, IO
3.903%, VAR LIBOR USD 1 Month+6.100%, 10/16/2046	557	196

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2016-84, Cl IG, IO
4.500%, 11/16/2045	$226	$36
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	2,454	2,502
GNMA CMO, Ser 2018-H06, Cl PF
2.680%, VAR ICE LIBOR USD 1 Month+0.300%, 02/20/2068	947	943
GNMA CMO, Ser 2018-H07, Cl FD
2.680%, VAR ICE LIBOR USD 1 Month+0.300%, 05/20/2068	1,673	1,665
GNMA CMO, Ser 2019-15, Cl GT
3.500%, 02/20/2049	4,364	4,488
GNMA CMO, Ser 2019-20, Cl JK
3.500%, 02/20/2049	7,071	7,265
GNMA CMO, Ser 2019-71, Cl PT
3.000%, 06/20/2049	2,133	2,200
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	998	1,015
GNMA CMO, Ser 27, Cl IO, IO
0.949%, 04/16/2053 (B)	9,211	267
GNMA CMO, Ser 47, Cl IA, IO
0.127%, 02/16/2048 (B)	1,705	33
GNMA CMO, Ser 50, Cl IO, IO
0.827%, 09/16/2055 (B)	4,854	256
GNMA TBA
4.500%, 09/15/2039 to 11/15/2039	18,120	18,948
4.000%, 09/01/2039	1,300	1,355
3.500%, 09/15/2041 to 09/01/2049	61,718	64,118
3.000%, 09/01/2042 to 11/01/2042	43,950	45,241
GNMA, Ser 135, Cl AG
2.600%, 08/16/2058	1,037	1,043
GNMA, Ser 145, Cl IO, IO
0.666%, 04/16/2057 (B)	4,849	288
GNMA, Ser 2017-190, Cl IO, IO
0.687%, 03/16/2060 (B)	7,166	435
GNMA, Ser 28, Cl AB
3.150%, 06/16/2060	1,668	1,707
GNMA, Ser 33, Cl A
1.899%, 03/16/2040	60	60
GNMA, Ser 41, Cl IO, IO
0.793%, 07/16/2058 (B)	1,910	125
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
2.679%, VAR ICE LIBOR USD 1 Month+0.450%, 10/07/2020	1,985	1,986
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
2.920%, VAR ICE LIBOR USD 1 Month+0.560%, 12/08/2020	216	216
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
2.789%, VAR ICE LIBOR USD 1 Month+0.560%, 12/08/2020	242	242
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
2.810%, VAR ICE LIBOR USD 1 Month+0.450%, 01/08/2020	13	13
		2,546,055

Non-Agency Mortgage-Backed Obligations — 5.1%
Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/2031 (A)	45	42
American Home Mortgage Investment Trust, Ser 2005-1, Cl 1A2
2.964%, VAR ICE LIBOR USD 1 Month+0.560%, 06/25/2045	3,233	3,252

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust I LLC, Ser 2019-2, Cl A1
3.628%, 03/25/2049 (B)(C)	$1,108	$1,124
Aventura Mall Trust, Ser 2013-AVM, Cl D
3.743%, 12/05/2032 (B)(C)	190	193
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/2038 (B)(C)	2,640	3,019
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
5.942%, 11/25/2021 (B)	20	19
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
6.076%, 04/25/2037 (B)	94	95
Banc of America Funding, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	10	10
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	111	120
Banc of America Funding, Ser 2004-C, Cl 1A1
4.955%, 12/20/2034 (B)	31	31
Banc of America Funding, Ser 2005-B, Cl 2A1
4.604%, 04/20/2035 (B)	1,194	1,114
Banc of America Funding, Ser 2006-G, Cl 2A4
2.852%, VAR ICE LIBOR USD 1 Month+0.580%, 07/20/2036	2,449	2,446
Banc of America Funding, Ser 2015-R2, Cl 9A1
2.481%, VAR ICE LIBOR USD 1 Month+0.215%, 03/27/2036 (C)	1,662	1,664
BANK, Ser 2017-BNK7, Cl A5
3.435%, 09/15/2060	1,170	1,275
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035 (C)	450	474
BBCMS Trust, Ser 2018-CBM, Cl A
3.325%, VAR ICE LIBOR USD 1 Month+1.000%, 07/15/2037 (C)	2,705	2,705
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (C)	1,500	1,500
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (B)(C)	82	84
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.395%, 05/25/2034 (B)	69	66
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
4.450%, 05/25/2034 (B)	26	27
Bear Stearns Alt-A Trust, Ser 2004-13, Cl A1
3.006%, VAR ICE LIBOR USD 1 Month+0.740%, 11/25/2034	1	1
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.334%, 06/11/2041 (B)(C)	122	–
Benchmark Mortgage Trust, Ser 2018-B1, Cl ASB
3.602%, 01/15/2051 (B)	582	628

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bunker Hill Loan Depositary Trust, Ser 2019-1, Cl A1
3.613%, 10/26/2048 (C)	$734	$742
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049 (C)	1,122	1,127
Cali Mortgage Trust, Ser 2019-101C, Cl A
3.957%, 03/10/2029	1,905	2,170
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
3.395%, VAR ICE LIBOR USD 1 Month+1.070%, 12/15/2037 (C)	1,295	1,297
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046 (B)(C)	2,010	–
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.565%, 12/11/2049 (B)(C)	48	1
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl A1
1.443%, 08/10/2049	301	298
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	1,240	1,360
CD Commercial Mortgage Trust, Ser 2017-CD4, Cl A4
3.514%, 05/10/2050 (B)	945	1,030
CD Commercial Mortgage Trust, Ser 2017-CD4, Cl ASB
3.317%, 05/10/2050	734	776
CD Commercial Mortgage Trust, Ser 2017-CD6, Cl ASB
3.332%, 11/13/2050	1,764	1,873
CD Commercial Mortgage Trust, Ser 2019-CD8, Cl A4
2.912%, 08/15/2057	523	551
CFCRE Commercial Mortgage Trust, Ser 2016-C3, Cl A1
1.793%, 01/10/2048	385	383
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl ASB
3.091%, 05/10/2058	988	1,026
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A1
1.965%, 06/15/2050	382	381
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	763	807
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/2035 (C)	1,835	1,937
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
4.663%, 02/25/2037 (B)	34	34
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
4.715%, 02/25/2037 (B)	39	40
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
4.794%, 07/25/2037 (B)	90	92
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2003-4X, Cl A2
3.046%, VAR ICE LIBOR USD 1 Month+0.780%, 10/25/2034	2,249	2,190

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CHL Mortgage Pass-Through Trust, Ser 2004- 14, Cl 4A1
3.804%, 08/25/2034 (B)	$126	$124
CHL Mortgage Pass-Through Trust, Ser 2005- 20, Cl A7
5.250%, 12/25/2027	165	153
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035 (C)	1,465	1,524
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	880	945
Citigroup Commercial Mortgage Trust, Ser 2015-GC29, Cl A2
2.674%, 04/10/2048	1,664	1,664
Citigroup Commercial Mortgage Trust, Ser 2015-GC29, Cl AS
3.457%, 04/10/2048	500	528
Citigroup Commercial Mortgage Trust, Ser 2016-P5, Cl A1
1.410%, 10/10/2049	177	176
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	4,120	4,317
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
4.740%, 09/25/2033 (B)	52	53
Citigroup Mortgage Loan Trust, Ser 2004-HYB1, Cl A41
4.180%, 02/25/2034 (B)	21	20
Citigroup Mortgage Loan Trust, Ser 2004-RR2, Cl A2
4.962%, 05/25/2034 (B)(C)	111	115
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
4.505%, 08/25/2034 (B)	25	24
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
4.369%, 09/25/2033 (B)(C)	95	98
CityLine Commercial Mortgage Trust, Ser 2016-CLNE, Cl A
2.778%, 11/10/2031 (B)(C)	1,290	1,326
COLT Mortgage Loan Trust, Ser 2017-2, Cl A1A
2.415%, 10/25/2047 (B)(C)	5,659	5,636
COLT Mortgage Loan Trust, Ser 2019-1, Cl A1
3.705%, 03/25/2049 (B)(C)	1,082	1,098
COLT Mortgage Loan Trust, Ser 2019-2, Cl A1
3.337%, 05/25/2049 (B)(C)	2,042	2,079
COMM Mortgage Trust, Ser 2012-CR4, Cl A2
1.801%, 10/15/2045	170	170
COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (C)	1,345	1,453
COMM Mortgage Trust, Ser 2013-CR12, Cl A2
2.904%, 10/10/2046	92	91
COMM Mortgage Trust, Ser 2013-LC13, Cl B
5.009%, 08/10/2046 (B)(C)	1,150	1,253
COMM Mortgage Trust, Ser 2013-LC6, Cl AM
3.282%, 01/10/2046	700	722
COMM Mortgage Trust, Ser 2014-CR15, Cl A2
2.928%, 02/10/2047	35	35

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.200%, 03/10/2047 (B)	$13,190	$545
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	510	542
COMM Mortgage Trust, Ser 2015-DC1, Cl A2
2.870%, 02/10/2048	111	111
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.158%, 02/10/2048 (B)	16,825	840
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (C)	1,470	1,582
COMM Mortgage Trust, Ser 2016-COR1, Cl ASB
2.972%, 10/10/2049	728	758
COMM Mortgage Trust, Ser 2017-PANW, Cl A
3.244%, 10/10/2029 (C)	1,780	1,869
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 10/15/2045	739	754
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (B)	190	201
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl C
5.080%, 10/10/2046 (B)	90	91
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	220	237
Commercial Mortgage Pass-Through Certificates, Ser 2014-277P, Cl A
3.611%, 08/10/2049 (B)(C)	1,350	1,454
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR14, Cl B
4.641%, 02/10/2047 (B)	350	383
Commercial Mortgage Trust, Ser 2013- CCRE9, Cl A4
4.232%, 07/10/2045 (B)	1,859	2,009
Commercial Mortgage Trust, Ser 2018-COR3, Cl A3
4.228%, 05/10/2051	1,251	1,437
Connecticut Avenue Securities, Ser 2019-R02, Cl 1M1
2.995%, 09/25/2031	3,500	3,503
Core Industrial Trust, Ser 2015-CALW, Cl A
3.040%, 02/10/2034 (C)	1,599	1,640
Core Industrial Trust, Ser 2015-TEXW, Cl A
3.077%, 02/10/2034 (C)	2,878	2,964
Core Mortgage Trust, Ser 2019-CORE, Cl A
3.075%, VAR ICE LIBOR USD 1 Month+0.880%, 12/15/2031 (C)	1,000	1,000
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	614	602
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	219	232
Credit Suisse Commercial Mortgage Securities, Ser 2019-SKLZ, Cl A
3.575%, VAR ICE LIBOR USD 1 Month+1.250%, 01/15/2034 (C)	3,660	3,668

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
3.305%, VAR ICE LIBOR USD 1 Month+0.980%, 05/15/2036 (C)	$9,145	$9,151
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl A4
3.504%, 06/15/2057	938	1,005
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	1,000	1,065
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A2
3.033%, 08/15/2048	1,530	1,536
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A4
3.718%, 08/15/2048	1,208	1,309
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/2048	1,371	1,497
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl ASB
3.533%, 11/15/2048	327	344
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	127	131
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	82	90
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037 (C)	3,410	3,692
CSMC Trust, Ser 2014-USA, Cl B
4.185%, 09/15/2037 (C)	3,900	4,165
CSMC Trust, Ser 2015-5R, Cl 1A1
3.423%, 09/27/2046 (B)(C)	3,071	3,162
CSMC Trust, Ser 2015-GLPA, Cl A
3.881%, 11/15/2037 (C)	203	224
CSMC Trust, Ser 2016-NXSR, Cl A4
3.795%, 12/15/2049 (B)	2,866	3,148
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (B)(C)	13,215	13,281
CSMC Trust, Ser 2018-RPL9, Cl A
3.850%, 09/25/2057 (B)(C)	7,088	7,407
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049 (C)	4,180	4,179
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/2034 (C)	2,450	2,632
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl C
4.935%, 01/10/2034 (B)(C)	455	486
DBJPM Mortgage Trust, Ser 2017-C6, Cl ASB
3.121%, 06/10/2050	433	455
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (B)(C)	2,841	2,920
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
3.098%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2044	604	577
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048 (B)(C)	3,295	3,329
First Horizon Alternative Mortgage Securities, Ser 2004-AA3, Cl A1
4.382%, 09/25/2034 (B)	77	77

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048 (B)(C)	$5,216	$5,289
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1ED1
3.516%, VAR ICE LIBOR USD 1 Month+1.250%, 07/25/2029	4,080	4,080
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	299	315
FREMF Mortgage Trust, Ser 2010-K8, Cl B
5.279%, 09/25/2043 (B)(C)	785	797
FREMF Mortgage Trust, Ser 2011-K11, Cl B
4.418%, 12/25/2048 (B)(C)	171	175
FREMF Mortgage Trust, Ser K20, Cl X2A, IO
0.200%, 05/25/2045 (C)	25,642	116
FWDSecuritization Trust, Ser 2019-INV1, Cl A1
2.810%, 06/25/2049 (B)(C)	2,154	2,167
GCAT LLC, Ser 2019-NQM1, Cl A1
2.985%, 02/25/2059 (C)	840	844
GE Business Loan Trust, Ser 2007-1A, Cl A
2.495%, VAR ICE LIBOR USD 1 Month+0.170%, 04/15/2035 (C)	359	352
GS Mortgage Securities II, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (C)	883	894
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (C)	232	232
GS Mortgage Securities II, Ser 2017-SLP, Cl C
3.924%, 10/10/2032 (C)	4,610	4,775
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
0.957%, 11/10/2039 (B)(C)	909	7
GS Mortgage Securities Trust, Ser 2012-GC6, Cl C
5.651%, 01/10/2045 (B)(C)	1,473	1,562
GS Mortgage Securities Trust, Ser 2012-GC6, Cl A3
3.482%, 01/10/2045	727	746
GS Mortgage Securities Trust, Ser 2012- GCJ7, Cl AAB
2.935%, 05/10/2045	86	86
GS Mortgage Securities Trust, Ser 2013- GC16, Cl B
5.161%, 11/10/2046 (B)	390	433
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A3
3.801%, 01/10/2047	610	649
GS Mortgage Securities Trust, Ser 2015- GC28, Cl A5
3.396%, 02/10/2048	446	476
GS Mortgage Securities Trust, Ser 2015- GC32, Cl XA, IO
0.789%, 07/10/2048 (B)	36,769	1,319
GS Mortgage Securities Trust, Ser 2015- GC34, Cl A4
3.506%, 10/10/2048	1,144	1,234
GS Mortgage Securities Trust, Ser 2017-GS7, Cl A4
3.430%, 08/10/2050	1,727	1,875

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2018- SRP5, Cl A
3.281%, 06/09/2021	$3,770	$3,721
GS Mortgage Securities Trust, Ser 2018- SRP5, Cl B
4.481%, 06/09/2021	3,770	3,720
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057 (C)	7,579	7,833
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (B)(C)	1	1
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
2.092%, 09/25/2035 (B)(C)	210	29
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	60	61
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	20	22
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039 (C)	1,900	2,046
Impac CMB Trust, Ser 2005-4, Cl 2A1
2.866%, VAR ICE LIBOR USD 1 Month+0.600%, 05/25/2035	99	99
Impac Funding, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	3,098	3,406
Impac Secured Assets CMN Owner Trust, Ser 2006-2, Cl 2A1
2.616%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	442	443
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
3.126%, VAR ICE LIBOR USD 1 Month+0.860%, 09/25/2034	17	16
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
3.066%, VAR ICE LIBOR USD 1 Month+0.800%, 11/25/2034	28	27
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.892%, 01/15/2047 (B)	230	253
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.557%, 09/15/2047 (B)	750	778
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	844	904
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	3,794	3,944
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	540	540
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C33, Cl A4
3.770%, 12/15/2048	492	540
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl ASB
3.549%, 03/15/2050	2,149	2,298

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP6, Cl ASB
3.283%, 07/15/2050	$813	$860
JPMCC Commercial Mortgage Securities Trust, Ser 2019-BOLT, Cl A
3.550%, VAR ICE LIBOR USD 1 Month+1.150%, 07/15/2034 (C)	1,840	1,839
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl ASB
3.492%, 03/15/2050	291	310
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl A3
3.597%, 03/15/2050	550	584
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl A5
3.694%, 03/15/2050	568	626
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C7, Cl A5
3.409%, 10/15/2050	1,444	1,569
JPMDB Commercial Mortgage Securities Trust, Ser 2018-C8, Cl ASB
4.145%, 06/15/2051	1,000	1,113
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.229%, 06/12/2043 (B)	3,218	4
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A2
2.872%, 07/15/2047	68	68
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A4
2.822%, 08/15/2049	1,400	1,463
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A1
1.324%, 08/15/2049	559	554
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.756%, 01/05/2031 (B)(C)	2,415	2,522
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl A
3.235%, VAR ICE LIBOR USD 1 Month+0.910%, 06/15/2035 (C)	2,035	2,035
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039 (C)	2,000	2,190
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
4.519%, 06/25/2034 (B)	305	312
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
4.741%, 02/25/2035 (B)	109	112
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
4.760%, 04/25/2035 (B)	34	35

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
4.625%, 11/25/2033 (B)	$166	$172
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
4.703%, 08/25/2034 (B)	183	190
JPMorgan Mortgage Trust, Ser 2017-5, Cl A2
3.178%, 10/26/2048 (B)(C)	3,351	3,511
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048 (B)(C)	6,553	6,661
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (B)(C)	2,578	2,620
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (B)(C)	8,744	8,888
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.381%, 02/15/2041 (B)(C)	968	–
LMREC, Ser 2016-CRE2, Cl A
4.104%, VAR LIBOR USD 1 Month+1.700%, 11/24/2031 (C)	703	705
Master Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/2035 (A)(C)	14	12
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
4.726%, 11/21/2034 (B)	1,798	1,864
MASTR Adjustable Rate Mortgages Trust, Ser 2004-5, Cl 3A1
3.625%, 06/25/2034 (B)	7	7
MASTR Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	466	501
MASTR Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	257	224
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (C)	1,415	1,368
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
2.616%, VAR ICE LIBOR USD 1 Month+0.350%, 05/25/2035 (C)	264	187
MASTR Seasoned Securities Trust, Ser 2004-1, Cl 4A1
4.739%, 10/25/2032 (B)	5	5
MASTR Seasoned Securities Trust, Ser 2005-1, Cl 4A1
4.631%, 10/25/2032 (B)	31	31
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
4.989%, 07/25/2033 (B)	41	41
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
4.330%, 12/25/2034 (B)	117	118
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 2A1
4.584%, 02/25/2034 (B)	48	49
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
5.125%, 02/25/2034 (B)	43	44
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
4.402%, 08/25/2034 (B)	66	69

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A2
2.763%, VAR ICE LIBOR USD 6 Month+0.720%, 09/25/2029	$101	$100
Merrill Lynch Mortgage Investors Trust, Ser 2006-1, Cl 1A
4.373%, 02/25/2036 (B)	55	56
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.558%, 12/12/2049 (B)(C)	205	–
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030 (C)	150	152
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.218%, 07/15/2046 (B)	181	194
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
3.249%, 02/15/2048	262	277
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl A4
3.753%, 12/15/2047	268	292
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C30, Cl ASB
2.729%, 09/15/2049	3,493	3,583
Morgan Stanley Capital I Trust, Ser 2007-HQ11, Cl X, IO
0.217%, 02/12/2044 (B)(C)	242	–
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl AJ
6.144%, 06/11/2042 (B)	3,171	3,381
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A
3.350%, 07/13/2029 (C)	910	929
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.083%, 11/15/2049 (B)	15,998	885
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl A1
1.445%, 08/15/2049	672	668
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl ASB
2.606%, 08/15/2049	756	772
Morgan Stanley Capital I Trust, Ser 2016-UBS9, Cl A1
1.711%, 03/15/2049	370	368
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
3.725%, VAR ICE LIBOR USD 1 Month+1.400%, 05/15/2036 (C)	3,030	3,032
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.624%, 04/25/2034 (B)	143	156
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, Cl A85
2.742%, VAR ICE LIBOR USD 1 Month+0.340%, 04/16/2036 (C)	4,528	3,908
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035 (B)(C)	3,115	3,284

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2017-4A, Cl A1
4.000%, 05/25/2057 (B)(C)	$5,366	$5,633
New Residential Mortgage Loan Trust, Ser 2019-4A, Cl A1B
3.500%, 12/25/2058 (B)(C)	3,948	4,077
New Residential Mortgage Loan Trust, Ser 2019-NQM2, Cl A1
3.600%, 04/25/2049 (B)(C)	1,083	1,098
New York Mortgage Trust, Ser 2006-1, Cl 2A2
4.695%, 05/25/2036 (B)	140	136
Nomura Resecuritization Trust, Ser 2015-5R, Cl 2A1
4.452%, 03/26/2035 (B)(C)	1,142	1,163
OBX Trust, Ser 2018-1, Cl A2
2.916%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (C)	3,305	3,285
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059 (B)(C)	880	897
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/2048 (B)(C)	2,490	2,557
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/13/2049 (C)	2,490	2,534
Opteum Mortgage Acceptance Pass-Through Certificates, Ser 2005-1, Cl M6
3.450%, VAR ICE LIBOR USD 1 Month+1.305%, 02/25/2035	4,462	4,498
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	50	54
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034 (A)	10	9
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (C)	1,236	1,062
RALI Trust, Ser 2005-QO2, Cl A1
3.869%, VAR 12 Month Treas Avg+1.360%, 09/25/2045	355	333
RALI Trust, Ser 2005-QO5, Cl A1
3.509%, VAR 12 Month Treas Avg+1.000%, 01/25/2046	496	468
RAMP Trust, Ser 2005-SL1, Cl A5
6.500%, 05/25/2032	8	8
RBS Commercial Funding Trust, Ser 2013-GSP, Cl A
3.834%, 01/15/2032 (B)(C)	1,380	1,464
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	47	51
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	175	185
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	23	23
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
4.549%, 12/25/2034 (B)	358	360
Rosslyn Portfolio Trust, Ser 2017-ROSS, Cl A
3.275%, VAR ICE LIBOR USD 1 Month+0.950%, 06/15/2033 (C)	1,340	1,340

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
2.618%, VAR ICE LIBOR USD 6 Month+0.320%, 01/20/2035	$167	$159
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
2.586%, VAR ICE LIBOR USD 1 Month+0.320%, 10/25/2035	1,426	1,378
Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
4.345%, VAR ICE LIBOR USD 1 Month+2.200%, 02/25/2024	774	782
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
2.958%, VAR ICE LIBOR USD 1 Month+0.660%, 10/19/2034	99	99
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
2.778%, VAR ICE LIBOR USD 1 Month+0.480%, 04/19/2035	1,884	1,864
Structured Asset Securities, Ser 2003-31A, Cl 2A7
4.486%, 10/25/2033 (B)	1,850	1,888
Structured Asset Securities, Ser 2003-37A, Cl 2A
4.545%, 12/25/2033 (B)	51	52
Structured TCW Note, Ser TCW-1149
3.820%, 11/25/2030	4,450	5,132
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
2.906%, VAR ICE LIBOR USD 1 Month+0.640%, 09/25/2043	195	197
Towd Point Mortgage Funding, Ser 2016-V1A, Cl A1
1.961%, VAR ICE LIBOR GBP 3 Month+1.200%, 02/20/2054 (C)	1,117	1,362
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (B)(C)	1,042	1,044
UBS Commercial Mortgage Trust, Ser 2017-C3, Cl AS
3.739%, 08/15/2050 (B)	1,930	2,087
Verus Securitization Trust, Ser 2019-1, Cl A1
3.836%, 02/25/2059 (B)(C)	934	947
Verus Securitization Trust, Ser 2019-2, Cl A1
3.211%, 04/25/2059 (B)(C)	4,036	4,070
Verus Securitization Trust, Ser 2019-3, Cl A1
2.784%, 07/25/2059 (C)	4,092	4,100
Verus Securitization Trust, Ser 2019-INV1, Cl A1
3.402%, 12/25/2059 (B)(C)	1,467	1,481
Verus Securitization Trust, Ser 2019-INV2, Cl A1
2.913%, 07/25/2059 (B)(C)	1,828	1,842
Visio Trust, Ser 2019-1, Cl A1
3.572%, 06/25/2054 (B)(C)	865	886
VNDO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)	100	103
VNDO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/2029 (C)	1,110	1,127

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
VNDO Mortgage Trust, Ser 2016-350P, Cl A
3.805%, 01/10/2035 (C)	$1,210	$1,336
WaMu Mortgage Pass-Through Certificates, Ser 2002-AR18, Cl A
4.742%, 01/25/2033 (B)	100	104
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
4.502%, 10/25/2033 (B)	94	97
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
4.713%, 06/25/2033 (B)	79	81
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
4.398%, 08/25/2033 (B)	70	71
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
4.369%, 09/25/2033 (B)	169	175
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
11.103%, VAR ICE LIBOR USD 1 Month+17.463%, 06/25/2033	17	22
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	296	307
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
4.502%, 06/25/2034 (B)	63	64
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR4, Cl A6
4.497%, 06/25/2034 (B)	5,569	5,644
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR7, Cl A6
4.574%, 07/25/2034 (B)	6,314	6,479
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
2.405%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/2045	7,238	7,301
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
2.806%, VAR ICE LIBOR USD 1 Month+0.270%, 12/25/2045	6,972	6,912
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
3.579%, VAR 12 Month Treas Avg+1.070%, 01/25/2046	1,611	920
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
3.603%, 11/25/2036 (B)	121	116
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
2.595%, VAR Cost of Funds 11th District of San Fran+1.500%, 12/25/2046	246	248
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
3.314%, VAR 12 Month Treas Avg+0.810%, 12/25/2046	163	108
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	214	42
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS2, Cl 1A1
5.750%, 02/25/2033	7	7

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/2033 (A)	$16	$15
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033 (A)	52	49
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl B
4.142%, 10/15/2045	1,220	1,281
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-B, Cl A1
4.964%, 02/25/2034 (B)	51	53
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A2
4.839%, 12/25/2034 (B)	53	55
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
4.980%, 12/25/2034 (B)	85	88
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
4.882%, 07/25/2034 (B)	180	187
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
4.828%, 08/25/2034 (B)	29	29
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
4.853%, 08/25/2035 (B)	57	59
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
5.011%, 06/25/2035 (B)	131	133
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 2A1
4.719%, 10/25/2033 (B)	46	47
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR18, Cl 1A1
4.823%, 11/25/2036 (B)	117	120
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
4.934%, 04/25/2036 (B)	45	45
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.360%, 06/15/2045 (B)(C)	2,623	75
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl C
4.459%, 03/15/2048 (B)	490	515
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl XA, IO
1.240%, 03/15/2048 (B)(C)	10,572	364
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl A4
4.153%, 08/15/2046 (B)	150	162
WFRBS Commercial Mortgage Trust, Ser 2013-C17, Cl A4
4.023%, 12/15/2046	120	129
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl A2
2.927%, 03/15/2046	39	39
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl XA, IO
1.035%, 03/15/2047 (B)	4,536	160

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047 (B)	$210	$228
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl AS
3.891%, 08/15/2047	1,320	1,415
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (B)	2,180	2,319
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl XA, IO
1.048%, 08/15/2047 (B)	13,135	559
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/2057 (B)	775	834
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.593%, 10/15/2057 (B)	4,991	121
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl AS
3.931%, 11/15/2047	1,330	1,427
		380,873
Total Mortgage-Backed Securities (Cost $2,871,038) ($ Thousands)		2,927,369

CORPORATE OBLIGATIONS — 28.9%

Communication Services — 2.4%
America Movil
5.000%, 03/30/2020	240	244
3.625%, 04/22/2029	853	918
AT&T
6.500%, 09/01/2037	2,770	3,614
6.250%, 03/29/2041	190	245
6.000%, 08/15/2040	2,875	3,605
5.700%, 03/01/2057	392	496
5.450%, 03/01/2047	475	580
5.375%, 10/15/2041	1,089	1,291
5.350%, 12/15/2043	329	381
5.250%, 03/01/2037	3,472	4,115
5.150%, 02/15/2050	1,210	1,436
4.850%, 03/01/2039	1,073	1,233
4.800%, 06/15/2044	6,125	6,843
4.500%, 03/09/2048	687	753
4.450%, 05/15/2021	440	457
4.350%, 03/01/2029	1,024	1,142
4.350%, 06/15/2045	1,082	1,151
4.300%, 02/15/2030	2,382	2,647
3.950%, 01/15/2025	140	150
3.800%, 02/15/2027	535	571
3.550%, 06/01/2024	3,695	3,883
3.400%, 05/15/2025	5,746	6,021
3.000%, 02/15/2022	700	716
CBS
3.700%, 08/15/2024	1,505	1,588
3.375%, 02/15/2028	1,200	1,234
Charter Communications Operating LLC
6.484%, 10/23/2045	630	779
6.384%, 10/23/2035	1,910	2,331
5.750%, 04/01/2048	50	58
5.375%, 04/01/2038	730	823
5.375%, 05/01/2047	1,307	1,451
5.050%, 03/30/2029	2,800	3,164
4.908%, 07/23/2025	3,750	4,144
4.464%, 07/23/2022	645	681
4.200%, 03/15/2028	1,300	1,383
3.750%, 02/15/2028	2,481	2,564
3.579%, 07/23/2020	820	828

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Comcast
7.050%, 03/15/2033	$50	$73
4.950%, 10/15/2058	499	650
4.750%, 03/01/2044	120	148
4.700%, 10/15/2048	535	670
4.600%, 10/15/2038	4,671	5,652
4.400%, 08/15/2035	3,055	3,599
4.250%, 10/15/2030	1,010	1,172
4.250%, 01/15/2033	360	418
4.200%, 08/15/2034	570	670
4.150%, 10/15/2028	4,155	4,715
4.000%, 03/01/2048	1,002	1,135
3.950%, 10/15/2025	2,144	2,350
3.900%, 03/01/2038	1,000	1,121
3.700%, 04/15/2024	2,955	3,164
3.450%, 10/01/2021	1,658	1,708
3.300%, 10/01/2020	3,743	3,797
3.200%, 07/15/2036	170	177
3.150%, 03/01/2026	280	295
Comcast Cable Communications Holdings
9.455%, 11/15/2022	240	295
Comcast Cable Holdings LLC
10.125%, 04/15/2022	190	227
Cox Communications
4.800%, 02/01/2035 (C)	1,145	1,252
3.250%, 12/15/2022 (C)	1,010	1,038
Discovery Communications LLC
5.300%, 05/15/2049	1,213	1,384
4.125%, 05/15/2029	925	990
Fox
5.576%, 01/25/2049 (C)	752	979
5.476%, 01/25/2039 (C)	270	338
4.709%, 01/25/2029 (C)	989	1,145
4.030%, 01/25/2024 (C)	1,203	1,290
Koninklijke
8.375%, 10/01/2030	1,000	1,371
Rogers Communications
4.100%, 10/01/2023	133	143
Sky
3.750%, 09/16/2024 (C)	2,045	2,199
Sprint Capital
8.750%, 03/15/2032	200	250
Sprint Spectrum LLC
5.152%, 03/20/2028 (C)	3,595	3,874
4.738%, 03/20/2025 (C)	2,370	2,512
3.360%, 09/20/2021 (C)	6,871	6,897
Telefonica Emisiones
5.520%, 03/01/2049	1,124	1,368
5.462%, 02/16/2021	69	72
5.134%, 04/27/2020	1,160	1,181
4.103%, 03/08/2027	1,380	1,510
Tencent Holdings MTN
3.595%, 01/19/2028 (C)	2,370	2,497
Verizon Communications
6.000%, 04/01/2041	1,295	1,748
5.500%, 03/16/2047	737	989
5.250%, 03/16/2037	70	89
5.012%, 04/15/2049	327	418
4.862%, 08/21/2046	1,535	1,910
4.672%, 03/15/2055	176	216
4.522%, 09/15/2048	547	658
4.500%, 08/10/2033	1,410	1,664
4.400%, 11/01/2034	6,405	7,416
4.329%, 09/21/2028	4,877	5,598
4.272%, 01/15/2036	4,122	4,723
4.125%, 03/16/2027	330	368
4.125%, 08/15/2046	1,588	1,804

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.016%, 12/03/2029 (C)	$3,066	$3,462
3.850%, 11/01/2042	1,660	1,795
3.376%, 02/15/2025	517	549
2.625%, 08/15/2026	940	961
Viacom
5.850%, 09/01/2043	557	703
4.250%, 09/01/2023	1,625	1,734
3.875%, 04/01/2024	230	243
Vodafone Group
5.250%, 05/30/2048	700	838
4.875%, 06/19/2049	2,111	2,437
4.375%, 05/30/2028	2,110	2,367
3.750%, 01/16/2024	2,165	2,287
Walt Disney
8.875%, 04/26/2023 (C)	150	185
6.650%, 11/15/2037 (C)	260	393
6.200%, 12/15/2034 (C)	265	375
4.950%, 10/15/2045 (C)	637	865
		174,641

Consumer Discretionary — 1.3%
Alimentation Couche-Tard
3.550%, 07/26/2027 (C)	2,200	2,321
2.700%, 07/26/2022 (C)	1,230	1,243
Amazon.com
5.200%, 12/03/2025	1,080	1,275
4.950%, 12/05/2044	600	805
4.800%, 12/05/2034	187	237
4.050%, 08/22/2047	570	699
3.875%, 08/22/2037	460	537
3.150%, 08/22/2027	960	1,031
AutoZone
2.500%, 04/15/2021	44	44
BMW US Capital LLC
3.100%, 04/12/2021 (C)	1,740	1,765
1.850%, 09/15/2021 (C)	180	179
Daimler Finance North America LLC
3.350%, 05/04/2021 (C)	1,740	1,769
3.058%, VAR ICE LIBOR USD 3 Month+0.900%, 02/15/2022 (C)	4,000	4,016
2.700%, 08/03/2020 (C)	340	342
2.700%, 06/14/2024 (C)	990	995
2.450%, 05/18/2020 (C)	150	150
2.300%, 01/06/2020 (C)	3,120	3,120
Ford Motor
4.750%, 01/15/2043	2,643	2,385
Ford Motor Credit LLC
8.125%, 01/15/2020	1,225	1,251
5.875%, 08/02/2021	1,570	1,652
5.596%, 01/07/2022	2,908	3,075
4.542%, 08/01/2026	2,128	2,166
3.813%, 10/12/2021	925	941
3.339%, 03/28/2022	2,990	3,006
3.220%, VAR ICE LIBOR USD 3 Month+0.880%, 10/12/2021	3,020	2,988
3.157%, 08/04/2020	200	201
3.096%, 05/04/2023	200	198
2.459%, 03/27/2020	2,500	2,498
2.343%, 11/02/2020	4,670	4,649
General Motors
6.600%, 04/01/2036	1,510	1,753
6.250%, 10/02/2043	940	1,057
5.950%, 04/01/2049	1,743	1,947
5.150%, 04/01/2038	150	156
4.875%, 10/02/2023	2,230	2,398
General Motors Financial
4.350%, 01/17/2027	180	186
3.450%, 04/10/2022	1,545	1,576

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.200%, 07/13/2020	$159	$160
3.150%, 01/15/2020	2,000	2,004
2.450%, 11/06/2020	320	320
Home Depot
4.500%, 12/06/2048	1,670	2,124
Kohl’s
5.550%, 07/17/2045	1,660	1,730
Las Vegas Sands
3.200%, 08/08/2024	3,885	3,964
Lowe’s
3.650%, 04/05/2029	4,587	4,982
McDonald’s MTN
4.875%, 12/09/2045	1,070	1,324
4.450%, 09/01/2048	980	1,164
3.800%, 04/01/2028	2,575	2,852
3.700%, 01/30/2026	840	911
3.625%, 09/01/2049	1,004	1,039
3.500%, 03/01/2027	20	22
2.625%, 09/01/2029	1,487	1,502
NBCUniversal Media LLC
5.950%, 04/01/2041	375	522
Newell Brands
4.200%, 04/01/2026	560	581
3.850%, 04/01/2023	376	387
NVR
3.950%, 09/15/2022	1,330	1,383
QVC
5.950%, 03/15/2043	50	51
4.375%, 03/15/2023	1,210	1,264
Sands China
5.125%, 08/08/2025	810	897
4.600%, 08/08/2023	700	745
Starbucks
4.500%, 11/15/2048	725	855
4.450%, 08/15/2049	745	872
3.800%, 08/15/2025	67	72
3.750%, 12/01/2047	570	599
3.550%, 08/15/2029	672	735
Time Warner Cable LLC
7.300%, 07/01/2038	100	128
6.550%, 05/01/2037	467	565
5.875%, 11/15/2040	210	239
5.500%, 09/01/2041	1,862	2,033
Time Warner Entertainment
8.375%, 07/15/2033	1,380	1,936
TJX
2.250%, 09/15/2026	530	533
Toyota Motor Credit MTN
2.600%, 01/11/2022	930	945
		94,051

Consumer Staples — 2.7%
Aetna
3.875%, 08/15/2047	886	892
2.800%, 06/15/2023	3,648	3,706
Altria Group
5.950%, 02/14/2049	622	798
4.800%, 02/14/2029	1,903	2,151
4.750%, 05/05/2021	490	511
4.400%, 02/14/2026	3,696	4,052
3.875%, 09/16/2046	360	353
3.800%, 02/14/2024	400	424
3.490%, 02/14/2022	360	372
Anheuser-Busch InBev Finance
3.700%, 02/01/2024	97	103
3.300%, 02/01/2023	1,795	1,869

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.650%, 02/01/2021	$416	$420
Anheuser-Busch InBev Worldwide
5.800%, 01/23/2059	1,865	2,544
5.550%, 01/23/2049	2,658	3,491
5.450%, 01/23/2039	2,795	3,566
4.900%, 01/23/2031	1,175	1,407
4.750%, 01/23/2029	3,180	3,713
4.600%, 04/15/2048	1,705	1,981
4.150%, 01/23/2025	4,795	5,250
4.000%, 04/13/2028	2,160	2,393
3.500%, 01/12/2024	330	349
2.500%, 07/15/2022	1,236	1,254
Anheuser-Busch LLC
4.900%, 02/01/2046	7,368	8,784
4.700%, 02/01/2036	700	813
3.650%, 02/01/2026	3,353	3,601
Bacardi
4.700%, 05/15/2028 (C)	1,805	2,005
BAT Capital
4.540%, 08/15/2047	2,050	2,055
3.557%, 08/15/2027	3,380	3,463
3.222%, 08/15/2024	1,043	1,072
2.297%, 08/14/2020	1,013	1,013
Bayer US Finance II LLC
4.400%, 07/15/2044 (C)	1,250	1,294
4.375%, 12/15/2028 (C)	4,405	4,810
3.500%, 06/25/2021 (C)	1,150	1,174
3.420%, VAR ICE LIBOR USD 3 Month+1.010%, 12/15/2023 (C)	1,200	1,199
Bayer US Finance LLC
3.375%, 10/08/2024 (C)	3,255	3,358
Campbell Soup
3.300%, 03/15/2021	2,685	2,723
Coca-Cola
3.300%, 09/01/2021	52	53
2.875%, 10/27/2025	185	195
Conagra Brands
5.300%, 11/01/2038	488	571
Constellation Brands
4.400%, 11/15/2025	873	968
3.700%, 12/06/2026	560	601
3.600%, 02/15/2028	1,048	1,114
3.500%, 05/09/2027	475	501
3.200%, 02/15/2023	332	342
3.150%, 08/01/2029	1,856	1,915
Costco Wholesale
3.000%, 05/18/2027	2,259	2,409
2.750%, 05/18/2024	1,710	1,776
CVS Pass-Through Trust
6.036%, 12/10/2028	1,631	1,849
5.926%, 01/10/2034 (C)	158	186
5.880%, 01/10/2028	106	119
5.789%, 01/10/2026 (C)	862	929
Danone
2.947%, 11/02/2026 (C)	5,157	5,343
2.589%, 11/02/2023 (C)	2,089	2,125
2.077%, 11/02/2021 (C)	1,030	1,027
Diageo Investment
2.875%, 05/11/2022	3,730	3,827
DP World MTN
5.625%, 09/25/2048 (C)	2,990	3,558
EMD Finance LLC
2.400%, 03/19/2020 (C)	3,365	3,366
Keurig Dr Pepper
4.417%, 05/25/2025	380	416
Kraft Heinz Foods
6.500%, 02/09/2040	355	421
5.375%, 02/10/2020	1,827	1,849

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.200%, 07/15/2045	$570	$601
5.000%, 07/15/2035	140	150
5.000%, 06/04/2042	1,050	1,083
4.875%, 02/15/2025 (C)	3,830	3,953
4.625%, 01/30/2029	1,930	2,082
4.375%, 06/01/2046	2,455	2,358
4.000%, 06/15/2023	40	42
3.950%, 07/15/2025	1,520	1,577
3.500%, 06/06/2022	10	10
3.500%, 07/15/2022	80	82
3.000%, 06/01/2026	2,020	1,986
2.800%, 07/02/2020	1,998	1,999
Kroger
5.400%, 01/15/2049	1,760	2,100
Land O’ Lakes
6.000%, 11/15/2022 (C)	1,890	1,986
Molson Coors Brewing
3.500%, 05/01/2022	220	227
Mondelez International Holdings
Netherlands
2.000%, 10/28/2021 (C)	6,425	6,406
Nestle Holdings
3.900%, 09/24/2038 (C)	348	409
3.500%, 09/24/2025 (C)	800	865
3.350%, 09/24/2023 (C)	2,015	2,128
3.100%, 09/24/2021 (C)	737	754
PepsiCo
3.600%, 03/01/2024	150	161
Pernod Ricard
5.500%, 01/15/2042 (C)	1,180	1,474
Philip Morris International
2.900%, 11/15/2021	550	559
2.875%, 05/01/2024	4,110	4,218
2.500%, 08/22/2022	1,530	1,548
2.500%, 11/02/2022	1,250	1,264
Procter & Gamble
3.100%, 08/15/2023	140	147
Providence St. Joseph Health Obligated Group
2.746%, 10/01/2026	3,295	3,388
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (C)	3,675	3,739
Reynolds American
8.125%, 05/01/2040	1,060	1,464
6.875%, 05/01/2020	2,500	2,572
6.150%, 09/15/2043	480	568
5.850%, 08/15/2045	3,289	3,703
3.250%, 06/12/2020	386	389
RWJ Barnabas Health
3.949%, 07/01/2046	2,445	2,842
Sanofi
3.375%, 06/19/2023	1,836	1,930
Shire Acquisitions Investments Ireland
2.875%, 09/23/2023	3,205	3,277
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/2021	1,000	1,003
Sysco
3.550%, 03/15/2025	1,935	2,063
Takeda Pharmaceutical
5.000%, 11/26/2028 (C)	1,485	1,757
Trustees of the University of Pennsylvania
3.610%, 02/15/2119	43	51
Tyson Foods Inc
4.000%, 03/01/2026	805	877
UBM
5.750%, 11/03/2020 (C)	850	877

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Walgreens Boots Alliance
4.800%, 11/18/2044	$1,430	$1,517
3.450%, 06/01/2026	710	737
3.300%, 11/18/2021	888	909
Walmart
4.050%, 06/29/2048	338	420
3.950%, 06/28/2038	1,057	1,269
3.700%, 06/26/2028	5,001	5,615
3.550%, 06/26/2025	1,732	1,881
3.300%, 04/22/2024	175	186
3.250%, 07/08/2029	1,492	1,638
3.050%, 07/08/2026	2,460	2,631
Wm Wrigley Jr
2.900%, 10/21/2019 (C)	1,200	1,201
		203,096

Energy — 3.3%
Anadarko Finance
7.500%, 05/01/2031	586	780
Anadarko Petroleum
6.600%, 03/15/2046	351	465
6.450%, 09/15/2036	598	753
5.550%, 03/15/2026	2,250	2,548
4.850%, 03/15/2021	598	618
4.500%, 07/15/2044	1,000	1,029
Andeavor Logistics
5.200%, 12/01/2047	947	1,021
3.500%, 12/01/2022	763	784
Apache
5.100%, 09/01/2040	520	526
4.750%, 04/15/2043	420	406
4.375%, 10/15/2028	680	698
4.250%, 01/15/2044	1,130	1,025
3.250%, 04/15/2022	45	46
BG Energy Capital
4.000%, 10/15/2021 (C)	2,775	2,877
BP Capital Markets
3.561%, 11/01/2021	110	113
3.535%, 11/04/2024	150	160
3.506%, 03/17/2025	340	363
BP Capital Markets America
3.937%, 09/21/2028	3,089	3,450
3.796%, 09/21/2025	1,326	1,435
3.410%, 02/11/2026	1,820	1,939
3.245%, 05/06/2022	950	981
3.216%, 11/28/2023	4,715	4,917
3.119%, 05/04/2026	400	419
Canadian Natural Resources
6.450%, 06/30/2033	200	260
3.850%, 06/01/2027	644	683
Cenovus Energy
4.250%, 04/15/2027	2,360	2,464
Chevron
3.191%, 06/24/2023	95	99
2.954%, 05/16/2026	1,100	1,163
2.895%, 03/03/2024	2,570	2,681
2.355%, 12/05/2022	290	295
1.961%, 03/03/2020	81	81
Cimarex Energy
4.375%, 06/01/2024	80	84
4.375%, 03/15/2029	2,174	2,310
3.900%, 05/15/2027	550	563
CNOOC Finance 2013
3.000%, 05/09/2023	253	258
CNOOC Finance 2015 USA LLC
4.375%, 05/02/2028	1,510	1,698
3.500%, 05/05/2025	2,900	3,045

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Concho Resources
4.375%, 01/15/2025	$100	$104
4.300%, 08/15/2028	800	871
3.750%, 10/01/2027	745	775
Conoco Funding
6.950%, 04/15/2029	995	1,371
ConocoPhillips
4.150%, 11/15/2034	753	855
Continental Resources
4.375%, 01/15/2028	340	349
3.800%, 06/01/2024	530	537
Devon Energy
5.850%, 12/15/2025	1,000	1,198
5.600%, 07/15/2041	1,600	1,971
5.000%, 06/15/2045	1,070	1,258
4.750%, 05/15/2042	157	174
Devon Financing
7.875%, 09/30/2031	1,230	1,765
Ecopetrol
5.875%, 05/28/2045	5,515	6,480
4.125%, 01/16/2025	167	175
Enbridge
2.900%, 07/15/2022	1,416	1,443
Encana
6.625%, 08/15/2037	617	771
6.500%, 02/01/2038	683	832
Energy Transfer Operating
8.250%, 11/15/2029	3,795	4,973
6.250%, 04/15/2049	90	111
6.125%, 12/15/2045	346	412
5.875%, 01/15/2024	1,965	2,198
5.500%, 06/01/2027	840	965
5.250%, 04/15/2029	2,862	3,275
5.150%, 03/15/2045	1,004	1,067
4.950%, 06/15/2028	170	190
4.500%, 04/15/2024	2,360	2,530
4.050%, 03/15/2025	250	263
Eni
4.000%, 09/12/2023 (C)	3,600	3,801
Enterprise Products Operating LLC
4.800%, 02/01/2049	202	238
4.200%, 01/31/2050	4,321	4,694
4.150%, 10/16/2028	1,200	1,335
4.050%, 02/15/2022	14	15
3.125%, 07/31/2029	2,215	2,295
EOG Resources
4.150%, 01/15/2026	490	547
EQM Midstream Partners
5.500%, 07/15/2028	145	147
Equinor
3.700%, 03/01/2024	1,085	1,165
Exxon Mobil
4.114%, 03/01/2046	910	1,104
3.043%, 03/01/2026	1,140	1,211
2.440%, 08/16/2029	520	532
Halliburton
3.800%, 11/15/2025	1,070	1,134
Hess
7.125%, 03/15/2033	241	303
6.000%, 01/15/2040	2,584	2,935
5.800%, 04/01/2047	119	138
5.600%, 02/15/2041	2,000	2,224
3.500%, 07/15/2024	286	292
KazMunayGas National JSC
6.375%, 10/24/2048 (C)	470	593
5.750%, 04/19/2047 (C)	1,390	1,659
5.375%, 04/24/2030 (C)	1,720	1,995
Kerr-McGee
6.950%, 07/01/2024	3,107	3,674

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kinder Morgan
5.550%, 06/01/2045	$384	$461
5.200%, 03/01/2048	1,045	1,232
5.000%, 02/15/2021 (C)	2,036	2,108
4.300%, 06/01/2025	1,105	1,199
4.300%, 03/01/2028	1,660	1,818
3.050%, 12/01/2019	93	93
Kinder Morgan Energy Partners
7.300%, 08/15/2033	104	141
5.500%, 03/01/2044	1,128	1,331
5.000%, 03/01/2043	50	55
3.500%, 03/01/2021	300	305
Kinder Morgan Energy Partners MTN
6.950%, 01/15/2038	332	441
Marathon Oil
6.600%, 10/01/2037	176	221
4.400%, 07/15/2027	273	294
Motiva Enterprises LLC
5.750%, 01/15/2020 (C)	608	614
MPLX
5.500%, 02/15/2049	1,144	1,311
4.800%, 02/15/2029	120	134
4.700%, 04/15/2048	1,717	1,767
4.500%, 04/15/2038	810	835
4.000%, 03/15/2028	1,350	1,415
National Oilwell Varco
2.600%, 12/01/2022	2,345	2,346
Noble Energy
5.250%, 11/15/2043	150	170
5.050%, 11/15/2044	1,146	1,273
4.950%, 08/15/2047	1,486	1,653
4.150%, 12/15/2021	2,080	2,148
3.850%, 01/15/2028	933	973
Occidental Petroleum
4.625%, 06/15/2045	400	422
4.400%, 04/15/2046	200	204
4.200%, 03/15/2048	390	394
4.100%, 02/15/2047	860	854
3.500%, 08/15/2029	1,696	1,727
3.400%, 04/15/2026	100	102
3.200%, 08/15/2026	475	480
3.125%, 02/15/2022	810	822
3.000%, 02/15/2027	510	506
2.900%, 08/15/2024	2,105	2,124
2.700%, 08/15/2022	700	706
2.700%, 02/15/2023	150	150
2.600%, 08/13/2021	500	503
ONEOK
3.400%, 09/01/2029	2,599	2,609
Pertamina Persero
6.000%, 05/03/2042 (C)	1,220	1,523
Petrobras Global Finance
6.850%, 06/05/2115	1,290	1,440
6.250%, 03/17/2024	1,930	2,145
Petroleos del Peru
4.750%, 06/19/2032 (C)	4,890	5,513
Petroleos Mexicanos
6.625%, 06/15/2035	2,202	2,141
6.500%, 03/13/2027	1,640	1,684
6.500%, 01/23/2029	3,920	3,979
5.625%, 01/23/2046	1,650	1,407
5.350%, 02/12/2028	895	848
4.875%, 01/18/2024	81	81
3.500%, 01/30/2023	785	763
2.460%, 12/15/2025	2,035	2,077
2.378%, 04/15/2025	1,044	1,061

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Petroleos Mexicanos MTN
6.875%, 08/04/2026	$90	$94
6.750%, 09/21/2047	6,130	5,839
4.625%, 09/21/2023	1,320	1,321
Plains All American Pipeline
4.900%, 02/15/2045	889	913
4.650%, 10/15/2025	2,300	2,466
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (C)	1,270	1,405
4.950%, 07/15/2029 (C)	3,655	3,726
Ruby Pipeline
6.000%, 04/01/2022 (C)	2,364	2,471
Sabine Pass Liquefaction LLC
5.750%, 05/15/2024	3,960	4,422
5.625%, 03/01/2025	1,500	1,684
5.000%, 03/15/2027	475	525
Saudi Arabian Oil MTN
2.875%, 04/16/2024 (C)	1,770	1,816
Schlumberger Finance Canada
2.650%, 11/20/2022 (C)	1,337	1,364
Schlumberger Holdings
4.000%, 12/21/2025 (C)	660	708
3.900%, 05/17/2028 (C)	857	912
3.000%, 12/21/2020 (C)	3,975	4,014
Schlumberger Investment
3.650%, 12/01/2023	100	106
3.300%, 09/14/2021 (C)	317	323
Shell International Finance BV
6.375%, 12/15/2038	660	977
4.550%, 08/12/2043	490	607
4.375%, 03/25/2020	260	263
4.375%, 05/11/2045	990	1,212
4.300%, 09/22/2019	500	500
4.125%, 05/11/2035	2,605	3,042
4.000%, 05/10/2046	170	200
3.750%, 09/12/2046	100	114
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (C)	1,020	1,108
Spectra Energy Partners
3.500%, 03/15/2025	1,025	1,073
3.375%, 10/15/2026	672	702
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	327	365
5.300%, 04/01/2044	1,233	1,319
TC PipeLines
3.900%, 05/25/2027	3,500	3,660
Tennessee Gas Pipeline
8.375%, 06/15/2032	4,200	5,922
Total Capital International
2.829%, 01/10/2030	2,209	2,288
2.434%, 01/10/2025	2,677	2,732
TransCanada PipeLines
4.625%, 03/01/2034	2,820	3,223
Transcontinental Gas Pipe Line LLC
7.850%, 02/01/2026	1,390	1,779
4.600%, 03/15/2048	100	114
Western Midstream Operating
5.500%, 08/15/2048	694	648
Williams
8.750%, 03/15/2032	1,284	1,873
7.875%, 09/01/2021	1,324	1,462
7.750%, 06/15/2031	339	459
7.500%, 01/15/2031	9	12
5.250%, 03/15/2020	580	589
3.900%, 01/15/2025	1,980	2,083
3.600%, 03/15/2022	124	128
		245,147

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Financials — 8.5%
ABN AMRO Bank
2.450%, 06/04/2020 (C)	$340	$340
Aegon
2.139%, VAR USD ICE Swap 11:00 NY
10 Yr+0.100%, 10/15/2167	2,180	1,395
American Campus Communities Operating Partnership
3.350%, 10/01/2020	1,000	1,012
American Express
3.700%, 08/03/2023	1,305	1,383
3.125%, 05/20/2026	1,523	1,600
2.750%, 05/20/2022	2,190	2,232
2.500%, 08/01/2022	3,890	3,945
2.500%, 07/30/2024	6,369	6,492
American Express Credit MTN
2.375%, 05/26/2020	985	986
American International Group
6.250%, VAR ICE LIBOR USD 3 Month+2.056%, 03/15/2037	2,578	2,720
4.750%, 04/01/2048	195	232
4.500%, 07/16/2044	563	643
4.375%, 01/15/2055	513	559
4.250%, 03/15/2029	667	739
4.200%, 04/01/2028	1,024	1,129
3.900%, 04/01/2026	1,300	1,395
Apollo Management Holdings
5.000%, 03/15/2048 (C)	1,625	1,893
4.400%, 05/27/2026 (C)	1,015	1,095
Athene Global Funding
3.000%, 07/01/2022 (C)	1,475	1,504
Athene Holding
4.125%, 01/12/2028	1,540	1,575
AXA Equitable Holdings
3.900%, 04/20/2023	1,400	1,470
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (C)	1,390	1,407
Banco Santander
4.379%, 04/12/2028	1,000	1,100
3.848%, 04/12/2023	1,200	1,254
3.800%, 02/23/2028	200	212
3.460%, VAR ICE LIBOR USD 3 Month+1.120%, 04/12/2023	400	399
3.306%, 06/27/2029	1,000	1,047
2.706%, 06/27/2024	3,600	3,664
Bank of America
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	3,833	4,055
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/2026	3,346	3,507
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	4,334	4,449
2.738%, VAR ICE LIBOR USD 3 Month+0.370%, 01/23/2022	4,570	4,606
Bank of America MTN
5.000%, 01/21/2044	1,900	2,473
4.450%, 03/03/2026	5,035	5,539
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	1,873	2,286
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	1,420	1,602
4.200%, 08/26/2024	3,720	4,013
4.100%, 07/24/2023	305	328
4.000%, 04/01/2024	2,110	2,282

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 01/22/2025	$2,815	$3,007
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	1,780	1,956
3.864%, VAR ICE LIBOR USD 3 Month+0.940%, 07/23/2024	1,225	1,301
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	4,765	5,093
3.559%, VAR ICE LIBOR USD 3 Month+1.060%, 04/23/2027	2,091	2,225
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	1,310	1,369
3.500%, 04/19/2026	1,210	1,295
3.499%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/2022	2,305	2,357
3.458%, VAR ICE LIBOR USD 3 Month+0.970%, 03/15/2025	5,126	5,385
3.458%, VAR ICE LIBOR USD 3 Month+1.180%, 10/21/2022	165	167
3.300%, 01/11/2023	3,643	3,787
3.194%, VAR ICE LIBOR USD 3 Month+1.180%, 07/23/2030	1,170	1,221
3.124%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	2,162	2,210
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/2025	7,328	7,612
2.625%, 04/19/2021	70	71
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/2021	2,980	2,985
Bank of Montreal MTN
2.550%, 11/06/2022	200	204
Bank of New York Mellon
3.550%, 09/23/2021	144	148
3.400%, 05/15/2024	3,235	3,422
Bank of New York Mellon MTN
3.650%, 02/04/2024	150	160
3.250%, 09/11/2024	270	285
Bank of Nova Scotia
3.125%, 04/20/2021	2,860	2,915
Barclays
3.932%, VAR ICE LIBOR USD 3 Month+1.610%, 05/07/2025	2,251	2,314
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	2,245	2,463
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/2024	1,795	1,871
BB&T MTN
3.875%, 03/19/2029	1,900	2,094
3.050%, 06/20/2022	2,316	2,376
2.500%, 08/01/2024	4,041	4,106
BBVA USA
3.875%, 04/10/2025	910	952
Berkshire Hathaway
3.750%, 08/15/2021	488	505
Berkshire Hathaway Finance
4.250%, 01/15/2049	1,260	1,529
4.200%, 08/15/2048	1,000	1,201
BFCM
2.200%, 07/20/2020 (C)	450	451
BGC Partners
5.375%, 07/24/2023	665	716
BNP Paribas
5.198%, VAR ICE LIBOR USD 3 Month+2.567%, 01/10/2030 (C)	1,220	1,439
4.705%, VAR ICE LIBOR USD 3 Month+2.235%, 01/10/2025 (C)	2,850	3,088

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.400%, 08/14/2028 (C)	$2,827	$3,159
3.375%, 01/09/2025 (C)	420	435
BNP Paribas MTN
4.375%, VAR USD Swap Semi 30/360 5 Yr Curr+1.483%, 03/01/2033 (C)	1,370	1,457
BPCE
5.150%, 07/21/2024 (C)	1,550	1,702
Branch Banking & Trust
3.800%, 10/30/2026	250	271
Brighthouse Financial
4.700%, 06/22/2047	40	36
Canadian Imperial Bank of Commerce
3.500%, 09/13/2023	2,505	2,651
2.606%, VAR ICE LIBOR USD 3 Month+0.785%, 07/22/2023	4,824	4,868
Cantor Fitzgerald
4.875%, 05/01/2024 (C)	1,025	1,086
Capital One Financial
3.300%, 10/30/2024	691	717
CC Holdings GS V LLC
3.849%, 04/15/2023	2,500	2,635
Charles Schwab
3.250%, 05/22/2029	3,211	3,448
Chubb INA Holdings
3.350%, 05/03/2026	420	451
2.300%, 11/03/2020	310	311
Citibank
2.844%, VAR ICE LIBOR USD 3 Month+0.596%, 05/20/2022	3,920	3,963
2.736%, VAR ICE LIBOR USD 3 Month+0.600%, 05/20/2022	4,745	4,754
Citigroup
8.125%, 07/15/2039	3,613	6,038
5.500%, 09/13/2025	1,370	1,570
5.300%, 05/06/2044	255	326
4.750%, 05/18/2046	150	182
4.650%, 07/30/2045	1,140	1,421
4.650%, 07/23/2048	2,295	2,885
4.600%, 03/09/2026	2,785	3,064
4.500%, 01/14/2022	50	53
4.450%, 09/29/2027	1,680	1,848
4.400%, 06/10/2025	2,040	2,215
4.300%, 11/20/2026	590	644
4.125%, 07/25/2028	260	284
4.044%, VAR ICE LIBOR USD 3 Month+1.023%, 06/01/2024	1,684	1,793
3.980%, VAR ICE LIBOR USD 3 Month+1.338%, 03/20/2030	2,975	3,283
3.875%, 10/25/2023	1,491	1,591
3.700%, 01/12/2026	625	673
3.500%, 05/15/2023	930	967
3.352%, VAR ICE LIBOR USD 3 Month+0.897%, 04/24/2025	5,195	5,419
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/2023	5,780	5,910
2.900%, 12/08/2021	2,075	2,111
CME Group
3.000%, 09/15/2022	400	414
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019 (C)	900	903
Cooperatieve Rabobank UA
5.250%, 08/04/2045	380	493
4.625%, 12/01/2023	2,060	2,227
4.375%, 08/04/2025	1,580	1,702

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cooperatieve Rabobank UA MTN
4.750%, 01/15/2020 (C)	$340	$343
3.875%, 02/08/2022	300	314
2.250%, 01/14/2020	250	250
Credit Agricole
8.375%, VAR ICE LIBOR USD 3 Month+6.982%, 04/13/2168 (C)	2,270	2,283
Credit Suisse Group
4.282%, 01/09/2028 (C)	2,557	2,783
4.207%, VAR ICE LIBOR USD 3 Month+1.240%, 06/12/2024 (C)	1,295	1,371
3.869%, VAR ICE LIBOR USD 3 Month+1.410%, 01/12/2029 (C)	1,654	1,762
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	1,090	1,379
Credit Suisse NY MTN
3.625%, 09/09/2024	1,360	1,448
Danske Bank
5.375%, 01/12/2024 (C)	940	1,037
5.000%, 01/12/2022 (C)	1,070	1,128
Discover Bank
4.650%, 09/13/2028	710	803
4.200%, 08/08/2023	1,000	1,074
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,788	2,559
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (C)	4,120	5,101
Fifth Third Bancorp
3.650%, 01/25/2024	1,175	1,246
Fifth Third Bank
2.875%, 10/01/2021	1,870	1,899
First Union Capital II
7.950%, 11/15/2029	525	726
GLP Capital
4.375%, 04/15/2021	885	903
Goldman Sachs Capital II
4.000%, VAR ICE LIBOR USD 3 Month+0.768%, 06/01/2043	595	504
Goldman Sachs Group
6.750%, 10/01/2037	1,629	2,231
6.250%, 02/01/2041	1,290	1,830
5.750%, 01/24/2022	3,125	3,384
5.250%, 07/27/2021	4,860	5,135
5.150%, 05/22/2045	1,870	2,269
4.750%, 10/21/2045	780	964
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	475	546
4.250%, 10/21/2025	1,090	1,176
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	500	554
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	2,845	3,057
3.750%, 05/22/2025	500	533
3.750%, 02/25/2026	1,445	1,541
3.625%, 01/22/2023	508	531
3.500%, 11/16/2026	2,420	2,534
3.377%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	225	227
3.328%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	220	222
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	6,155	6,403

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.200%, 02/23/2023	$670	$692
2.625%, 04/25/2021	3,500	3,527
Goldman Sachs Group MTN
6.000%, 06/15/2020	2,795	2,875
4.006%, VAR ICE LIBOR USD 3 Month+1.750%, 10/28/2027	2,500	2,577
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	1,060	1,077
Guardian Life Global Funding
1.950%, 10/27/2021 (C)	1,810	1,811
HSBC Bank PLC
7.650%, 05/01/2025	796	960
4.750%, 01/19/2021 (C)	250	259
4.125%, 08/12/2020 (C)	261	266
HSBC Bank USA
7.000%, 01/15/2039	510	751
5.875%, 11/01/2034	910	1,188
4.875%, 08/24/2020	1,000	1,026
HSBC Holdings
5.100%, 04/05/2021	170	177
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	6,685	7,472
4.300%, 03/08/2026	5,405	5,882
4.250%, 03/14/2024	1,190	1,256
4.250%, 08/18/2025	1,290	1,365
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	830	886
4.000%, 03/30/2022	390	409
3.973%, VAR ICE LIBOR USD 3 Month+1.610%, 05/22/2030	4,531	4,864
3.950%, VAR ICE LIBOR USD 3 Month+0.987%, 05/18/2024	1,075	1,128
3.803%, VAR ICE LIBOR USD 3 Month+1.211%, 03/11/2025	3,385	3,535
3.400%, 03/08/2021	360	366
ING Bank
5.800%, 09/25/2023 (C)	3,720	4,128
2.500%, 10/01/2019 (C)	440	440
Intesa Sanpaolo
3.375%, 01/12/2023 (C)	490	496
3.125%, 07/14/2022 (C)	1,420	1,426
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (C)	1,860	1,962
5.017%, 06/26/2024 (C)	3,370	3,454
JPMorgan Chase
8.750%, 09/01/2030	1,725	2,581
6.400%, 05/15/2038	385	561
5.000%, VAR United States Secured Overnight Financing Rate+3.380%, 02/01/2168	940	975
4.950%, 06/01/2045	300	386
4.500%, 01/24/2022	700	741
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	1,790	2,058
4.350%, 08/15/2021	340	355
4.250%, 10/01/2027	2,590	2,892
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	940	1,060
4.125%, 12/15/2026	3,220	3,546
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	1,050	1,222
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	9,065	9,743
4.005%, VAR ICE LIBOR USD 3 Month+1.120%, 04/23/2029	881	979
3.900%, 07/15/2025	2,200	2,389
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	1,237	1,422

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	$1,002	$1,123
3.875%, 09/10/2024	1,180	1,262
3.797%, VAR ICE LIBOR USD 3 Month+0.890%, 07/23/2024	2,343	2,489
3.702%, VAR ICE LIBOR USD 3 Month+1.160%, 05/06/2030	329	359
3.625%, 05/13/2024	1,490	1,593
3.625%, 12/01/2027	1,560	1,658
3.559%, VAR ICE LIBOR USD 3 Month+0.730%, 04/23/2024	667	700
3.250%, 09/23/2022	220	228
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/2025	5,050	5,278
3.207%, VAR ICE LIBOR USD 3 Month+0.695%, 04/01/2023	7,717	7,934
2.972%, 01/15/2023	165	168
2.950%, 10/01/2026	1,237	1,283
2.700%, 05/18/2023	2,625	2,686
KKR Group Finance II LLC
5.500%, 02/01/2043 (C)	120	149
KKR Group Finance III LLC
5.125%, 06/01/2044 (C)	1,005	1,196
Lehman Brothers Holdings
6.500%, 12/31/2049 (D)	4,040	–
Lehman Brothers Holdings MTN
6.750%, 12/31/2049 (D)	10,370	–
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, VAR ICE LIBOR USD 3 Month+0.840%, 11/29/2049 (D)	20,630	–
Liberty Mutual Group
4.569%, 02/01/2029 (C)	1,861	2,117
Lincoln National
3.050%, 01/15/2030	2,238	2,267
Lloyds Bank
3.500%, 05/14/2025	825	864
3.300%, 05/07/2021	2,775	2,822
2.700%, 08/17/2020	200	201
Lloyds Bank MTN
5.800%, 01/13/2020 (C)	200	203
Lloyds Banking Group
4.375%, 03/22/2028	1,490	1,624
3.100%, 07/06/2021	2,610	2,648
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/2023	3,190	3,200
MassMutual Global Funding II
2.500%, 10/17/2022 (C)	261	266
2.250%, 07/01/2022 (C)	2,640	2,661
MetLife
6.400%, 12/15/2036	1,400	1,634
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (C)	2,865	3,084
2.400%, 01/08/2021 (C)	2,190	2,203
Mitsubishi UFJ Financial Group
3.407%, 03/07/2024	2,415	2,539
3.195%, 07/18/2029	1,470	1,540
2.623%, 07/18/2022	1,773	1,794
Mizuho Financial Group
2.721%, VAR ICE LIBOR USD 3 Month+0.840%, 07/16/2023	2,921	2,956
Morgan Stanley
4.457%, VAR ICE LIBOR USD 3 Month+1.431%, 04/22/2039	628	745
4.375%, 01/22/2047	334	406
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/2024	1,810	1,904

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Morgan Stanley MTN
5.500%, 07/24/2020	$140	$144
5.500%, 07/28/2021	200	212
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/2030	1,690	1,925
4.350%, 09/08/2026	235	257
4.100%, 05/22/2023	110	116
4.000%, 07/23/2025	580	628
3.875%, 04/29/2024	5,575	5,982
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	600	650
3.750%, 02/25/2023	1,489	1,566
3.700%, 10/23/2024	2,006	2,143
3.208%, VAR ICE LIBOR USD 3 Month+0.930%, 07/22/2022	4,000	4,028
3.125%, 07/27/2026	525	545
2.750%, 05/19/2022	9	9
2.720%, VAR United States Secured Overnight Financing Rate+1.152%, 07/22/2025	2,085	2,125
2.625%, 11/17/2021	4,850	4,901
Nationwide Building Society
4.363%, VAR ICE LIBOR USD 3 Month+1.392%, 08/01/2024 (C)	3,490	3,668
3.960%, VAR ICE LIBOR USD 3 Month+1.855%, 07/18/2030 (C)	2,869	3,019
Nationwide Financial Services
5.375%, 03/25/2021 (C)	150	156
Nationwide Mutual Insurance
4.700%, VAR ICE LIBOR USD 3 Month+2.290%, 12/15/2024 (C)	4,407	4,407
New York Life Global Funding
2.875%, 04/10/2024 (C)	2,155	2,233
New York Life Insurance
6.750%, 11/15/2039 (C)	765	1,170
Nordea Bank Abp
4.875%, 05/13/2021 (C)	1,730	1,795
Northern Trust
2.375%, 08/02/2022	300	305
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (C)	1,796	2,570
Ontario Teachers’ Cadillac Fairview Properties Trust
4.125%, 02/01/2029 (C)	770	871
PNC Bank
3.800%, 07/25/2023	3,500	3,713
PNC Financial Services Group
3.450%, 04/23/2029	3,989	4,322
Prudential Financial MTN
4.350%, 02/25/2050	1,155	1,379
Raymond James Financial
4.950%, 07/15/2046	1,525	1,866
Reinsurance Group of America
3.900%, 05/15/2029	1,317	1,416
Reliance Standard Life Global Funding II MTN
2.500%, 01/15/2020 (C)	250	250
Royal Bank of Canada
2.563%, VAR N/A+0.250%, 06/29/2085	860	660
1.875%, 02/05/2020	3,200	3,197
Royal Bank of Canada MTN
3.200%, 04/30/2021	760	777
2.150%, 10/26/2020	660	661

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Royal Bank of Scotland Group
6.100%, 06/10/2023	$1,650	$1,789
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	820	861
3.875%, 09/12/2023	1,340	1,380
Santander Holdings USA
4.500%, 07/17/2025	1,046	1,126
4.450%, 12/03/2021	2,480	2,587
3.500%, 06/07/2024	6,339	6,547
Santander UK
3.400%, 06/01/2021	3,195	3,261
2.375%, 03/16/2020	390	390
Santander UK Group Holdings
5.625%, 09/15/2045 (C)	210	243
2.875%, 08/05/2021	6,100	6,122
Societe Generale
2.599%, VAR ICE LIBOR USD 6 Month+0.075%, 11/29/2049	860	512
Stadshypotek
1.875%, 10/02/2019 (C)	1,910	1,909
Standard Chartered
5.700%, 03/26/2044 (C)	717	900
5.200%, 01/26/2024 (C)	410	442
3.950%, 01/11/2023 (C)	200	204
State Street
3.300%, 12/16/2024	310	328
Sumitomo Mitsui Financial Group
3.040%, 07/16/2029	2,677	2,769
2.696%, 07/16/2024	3,347	3,401
SunTrust Bank
4.050%, 11/03/2025	1,000	1,098
Synchrony Financial
5.150%, 03/19/2029	1,389	1,564
4.500%, 07/23/2025	670	720
2.850%, 07/25/2022	810	821
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	148	223
4.900%, 09/15/2044 (C)	600	755
Toronto-Dominion Bank MTN
3.250%, 06/11/2021	930	951
2.650%, 06/12/2024	2,003	2,055
2.125%, 04/07/2021	1,500	1,505
Travelers
4.600%, 08/01/2043	50	63
Trust F
6.390%, 01/15/2050 (C)	550	582
UBS
2.450%, 12/01/2020 (C)	1,560	1,566
UBS MTN
4.500%, 06/26/2048 (C)	200	258
UBS Group
3.126%, VAR ICE LIBOR USD 3 Month+1.468%, 08/13/2030 (C)	2,461	2,523
UBS Group Funding Switzerland
4.253%, 03/23/2028 (C)	2,972	3,286
4.125%, 09/24/2025 (C)	1,010	1,099
3.491%, 05/23/2023 (C)	1,710	1,762
US Bancorp
2.400%, 07/30/2024	8,064	8,217
US Bancorp MTN
3.600%, 09/11/2024	160	171
3.000%, 07/30/2029	350	366
2.950%, 07/15/2022	497	510
US Bank
3.150%, 04/26/2021	750	763

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Validus Holdings
8.875%, 01/26/2040	$1,460	$2,414
Wachovia Capital Trust III
5.570%, VAR ICE LIBOR USD 3 Month+0.930%, 03/15/2168	4,442	4,442
WEA Finance LLC
4.750%, 09/17/2044 (C)	750	902
3.750%, 09/17/2024 (C)	1,370	1,462
Wells Fargo
5.606%, 01/15/2044	700	939
5.375%, 11/02/2043	220	291
4.480%, 01/16/2024	392	425
3.069%, 01/24/2023	1,340	1,371
3.000%, 04/22/2026	2,075	2,148
3.000%, 10/23/2026	1,640	1,704
2.100%, 07/26/2021	5,215	5,219
Wells Fargo MTN
4.900%, 11/17/2045	1,310	1,630
4.750%, 12/07/2046	3,745	4,588
4.650%, 11/04/2044	560	672
4.600%, 04/01/2021	500	520
4.400%, 06/14/2046	220	255
4.300%, 07/22/2027	3,100	3,433
4.150%, 01/24/2029	2,715	3,042
3.750%, 01/24/2024	360	383
3.550%, 09/29/2025	550	585
3.500%, 03/08/2022	250	259
3.450%, 02/13/2023	685	712
3.196%, VAR ICE LIBOR USD 3 Month+1.170%, 06/17/2027	3,675	3,827
2.625%, 07/22/2022	8,840	8,989
Wells Fargo Bank
3.625%, 10/22/2021	3,130	3,229
Wells Fargo Capital X
5.950%, 12/15/2036	520	648
Westpac Banking
4.421%, 07/24/2039	469	526
4.110%, VAR USD ICE Swap 11:00 NY 5 Yr+2.000%, 07/24/2034	805	848
2.600%, 11/23/2020	780	786
		633,345

Health Care — 2.8%
Abbott Laboratories
4.900%, 11/30/2046	3,346	4,471
4.750%, 11/30/2036	440	551
3.875%, 09/15/2025	274	299
3.750%, 11/30/2026	1,396	1,536
3.400%, 11/30/2023	5,093	5,367
AbbVie
4.875%, 11/14/2048	1,484	1,668
4.500%, 05/14/2035	845	921
4.450%, 05/14/2046	34	36
4.400%, 11/06/2042	1,650	1,747
4.250%, 11/14/2028	1,620	1,765
3.750%, 11/14/2023	1,045	1,102
3.600%, 05/14/2025	560	584
2.900%, 11/06/2022	350	356
2.500%, 05/14/2020	2,539	2,543
Allergan Finance LLC
3.250%, 10/01/2022	112	115
Allergan Funding SCS
3.850%, 06/15/2024	1,000	1,055
3.800%, 03/15/2025	3,700	3,886
3.450%, 03/15/2022	470	483
Allergan Sales LLC
5.000%, 12/15/2021 (C)	2,423	2,549

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Amgen
5.150%, 11/15/2041	$630	$772
4.663%, 06/15/2051	389	462
4.400%, 05/01/2045	2,440	2,776
3.875%, 11/15/2021	200	207
3.625%, 05/22/2024	220	234
2.600%, 08/19/2026	2,000	2,023
2.125%, 05/01/2020	160	160
Anthem
4.650%, 01/15/2043	2,250	2,562
4.625%, 05/15/2042	219	249
3.700%, 08/15/2021	290	298
3.650%, 12/01/2027	780	828
3.500%, 08/15/2024	1,950	2,044
3.350%, 12/01/2024	1,190	1,245
3.300%, 01/15/2023	133	137
3.125%, 05/15/2022	740	758
2.950%, 12/01/2022	560	573
AstraZeneca
3.500%, 08/17/2023	1,735	1,817
AstraZeneca, Ser 2017-1, Cl A2
3.125%, 06/12/2027	875	920
Baxalta
3.600%, 06/23/2022	870	895
Becton Dickinson
4.685%, 12/15/2044	1,295	1,540
3.734%, 12/15/2024	3,400	3,617
3.700%, 06/06/2027	730	782
3.363%, 06/06/2024	1,919	2,003
3.250%, 11/12/2020	1,600	1,618
2.675%, 12/15/2019	2,000	2,002
2.404%, 06/05/2020	2,223	2,225
Biogen
3.625%, 09/15/2022	815	849
Boston Scientific
4.700%, 03/01/2049	727	901
4.000%, 03/01/2028	653	719
4.000%, 03/01/2029	804	897
3.750%, 03/01/2026	1,092	1,172
Bristol-Myers Squibb
4.250%, 10/26/2049 (C)	471	565
4.125%, 06/15/2039 (C)	165	192
3.400%, 07/26/2029 (C)	2,288	2,477
3.200%, 06/15/2026 (C)	4,994	5,276
2.900%, 07/26/2024 (C)	4,135	4,286
2.600%, 05/16/2022 (C)	3,720	3,790
Cardinal Health
3.079%, 06/15/2024	510	517
2.616%, 06/15/2022	390	392
Celgene
5.000%, 08/15/2045	3,130	3,969
4.350%, 11/15/2047	327	393
3.900%, 02/20/2028	3,184	3,536
3.875%, 08/15/2025	1,030	1,117
3.625%, 05/15/2024	166	176
3.550%, 08/15/2022	550	573
2.875%, 02/19/2021	659	666
2.750%, 02/15/2023	2,377	2,428
2.250%, 08/15/2021	660	661
Cigna
4.900%, 12/15/2048	2,374	2,808
4.800%, 08/15/2038	140	162
4.375%, 10/15/2028	3,716	4,154
4.125%, 11/15/2025	450	490
3.750%, 07/15/2023	3,412	3,586
3.400%, 09/17/2021	2,081	2,133
3.200%, 09/17/2020	750	757

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cigna Holding
3.250%, 04/15/2025	$1,000	$1,034
3.050%, 10/15/2027	2,510	2,563
CommonSpirit Health
4.350%, 11/01/2042	190	207
CVS Health
5.125%, 07/20/2045	170	198
5.050%, 03/25/2048	10,087	11,748
4.780%, 03/25/2038	1,965	2,198
4.300%, 03/25/2028	6,345	6,919
4.100%, 03/25/2025	2,018	2,160
4.000%, 12/05/2023	993	1,055
3.875%, 07/20/2025	929	985
3.700%, 03/09/2023	678	709
3.500%, 07/20/2022	850	881
3.375%, 08/12/2024	95	99
3.350%, 03/09/2021	887	904
3.250%, 08/15/2029	2,154	2,187
3.000%, 08/15/2026	742	751
2.750%, 12/01/2022	230	234
2.625%, 08/15/2024	2,761	2,780
Edwards Lifesciences
4.300%, 06/15/2028	1,480	1,680
Eli Lilly
3.100%, 05/15/2027	220	235
Express Scripts Holding
3.400%, 03/01/2027	679	707
Gilead Sciences
4.750%, 03/01/2046	540	657
4.500%, 02/01/2045	95	111
4.150%, 03/01/2047	1,635	1,849
3.700%, 04/01/2024	1,540	1,636
3.650%, 03/01/2026	1,562	1,679
2.550%, 09/01/2020	210	211
1.850%, 09/20/2019	560	560
GlaxoSmithKline Capital
2.850%, 05/08/2022	410	420
HCA
5.250%, 04/15/2025	750	839
5.250%, 06/15/2049	2,905	3,243
5.125%, 06/15/2039	1,240	1,369
5.000%, 03/15/2024	1,600	1,748
4.125%, 06/15/2029	1,460	1,553
Humana
4.950%, 10/01/2044	200	238
4.800%, 03/15/2047	50	59
3.950%, 03/15/2027	860	920
3.950%, 08/15/2049	1,510	1,576
3.850%, 10/01/2024	2,530	2,670
2.900%, 12/15/2022	3,405	3,474
Johnson & Johnson
3.700%, 03/01/2046	970	1,123
Medtronic
4.625%, 03/15/2045	123	160
Merck
4.000%, 03/07/2049	428	519
3.400%, 03/07/2029	1,184	1,303
2.750%, 02/10/2025	520	541
Mylan
3.950%, 06/15/2026	1,115	1,159
Pfizer
4.200%, 09/15/2048	539	651
4.100%, 09/15/2038	376	445
4.000%, 12/15/2036	1,050	1,220
3.450%, 03/15/2029	1,792	1,956
3.000%, 12/15/2026	343	363
2.800%, 03/11/2022	656	673

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Takeda Pharmaceutical
4.400%, 11/26/2023 (C)	$2,945	$3,192
Teva Pharmaceutical Finance
3.650%, 11/10/2021	184	175
UnitedHealth Group
6.625%, 11/15/2037	200	295
5.800%, 03/15/2036	560	771
4.625%, 07/15/2035	940	1,154
4.450%, 12/15/2048	552	670
3.875%, 10/15/2020	870	884
3.875%, 12/15/2028	250	280
3.875%, 08/15/2059	1,145	1,267
3.850%, 06/15/2028	1,000	1,113
3.700%, 12/15/2025	738	804
3.700%, 08/15/2049	1,178	1,292
3.500%, 08/15/2039	741	791
3.375%, 11/15/2021	400	411
2.875%, 12/15/2021	450	459
2.875%, 03/15/2023	150	154
2.875%, 08/15/2029	1,859	1,937
2.700%, 07/15/2020	680	684
2.375%, 08/15/2024	1,861	1,890
Wyeth LLC
6.450%, 02/01/2024	365	432
5.950%, 04/01/2037	320	446
Zimmer Biomet Holdings
3.700%, 03/19/2023	2,025	2,112
2.700%, 04/01/2020	70	70
		209,865

Industrials — 2.6%
3M
2.375%, 08/26/2029	2,320	2,321
ABB Finance USA
4.375%, 05/08/2042	180	226
AerCap Ireland Capital DAC
5.000%, 10/01/2021	2,025	2,123
4.500%, 05/15/2021	3,340	3,446
Air 2 US
8.027%, 10/01/2019 (C)	13	13
Air Lease
3.500%, 01/15/2022	1,950	2,005
2.500%, 03/01/2021	3,500	3,515
2.125%, 01/15/2020	850	849
American Airlines, Pass-Through Trust, Ser 2019-1, Cl A
3.500%, 02/15/2032	1,015	1,047
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	36	37
American Airlines, Pass-Through Trust, Ser 2015-1, Cl A
3.375%, 05/01/2027	108	113
Aviation Capital Group LLC
6.750%, 04/06/2021 (C)	680	726
BAE Systems
4.750%, 10/11/2021 (C)	2,455	2,575
Boeing
7.250%, 06/15/2025	107	135
4.875%, 02/15/2020	2,440	2,469
3.900%, 05/01/2049	896	1,006
3.850%, 11/01/2048	127	143
3.750%, 02/01/2050	1,270	1,411
3.550%, 03/01/2038	283	302
3.500%, 03/01/2039	711	762
3.250%, 02/01/2035	1,480	1,572
3.200%, 03/01/2029	1,570	1,671
3.100%, 05/01/2026	2,080	2,198

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.950%, 02/01/2030	$2,224	$2,318
2.800%, 03/01/2027	280	289
2.700%, 05/01/2022	1,446	1,474
2.700%, 02/01/2027	3,493	3,589
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	305
4.900%, 04/01/2044	376	482
4.550%, 09/01/2044	1,220	1,486
4.100%, 06/01/2021	449	463
3.550%, 02/15/2050	1,005	1,103
3.050%, 09/01/2022	300	309
Canadian Pacific Railway
6.125%, 09/15/2115	34	51
Caterpillar
4.300%, 05/15/2044	50	62
Caterpillar Financial Services MTN
2.750%, 08/20/2021	1,915	1,946
Cintas No. 2
3.700%, 04/01/2027	590	648
2.900%, 04/01/2022	610	623
Continental Airlines, Pass-Through Trust, Ser 1999-2, Cl A
7.256%, 03/15/2020	57	57
Continental Airlines, Pass-Through Trust, Ser 2000-1, Cl A
8.048%, 11/01/2020	406	410
Continental Airlines, Pass-Through Trust, Ser 2007-1
6.903%, 04/19/2022	25	26
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	5,282	5,599
Continental Airlines, Pass-Through Trust, Ser 2010-1, Cl A
4.750%, 01/12/2021	68	70
Continental Airlines, Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	54	57
Crowley Conro LLC
4.181%, 08/15/2043	904	1,049
CSX
4.750%, 11/15/2048	475	585
Delta Air Lines, Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	742	818
Eaton
7.625%, 04/01/2024	325	384
4.150%, 11/02/2042	530	601
4.000%, 11/02/2032	99	114
2.750%, 11/02/2022	1,575	1,607
Equifax
3.950%, 06/15/2023	3,015	3,183
FedEx
4.950%, 10/17/2048	1,249	1,459
4.550%, 04/01/2046	62	68
4.050%, 02/15/2048	1,405	1,435
GE Capital International Funding Unlimited
4.418%, 11/15/2035	16,345	16,619
2.342%, 11/15/2020	16,754	16,640
General Electric
4.500%, 03/11/2044	3,640	3,679
4.125%, 10/09/2042	91	87
2.700%, 10/09/2022	326	324
2.100%, 12/11/2019	356	355
General Electric MTN
6.875%, 01/10/2039	1,546	1,970
6.750%, 03/15/2032	190	233

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.150%, 08/07/2037	$537	$635
5.875%, 01/14/2038	1,296	1,496
5.550%, 05/04/2020	2,269	2,304
5.500%, 01/08/2020	288	290
5.300%, 02/11/2021	230	236
4.650%, 10/17/2021	140	145
4.625%, 01/07/2021	3,479	3,558
4.375%, 09/16/2020	60	61
2.638%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	3,035	2,139
General Electric Capital MTN
3.100%, 01/09/2023	240	241
Honeywell International
2.300%, 08/15/2024	5,505	5,624
IHS Markit
5.000%, 11/01/2022 (C)	2,000	2,135
4.750%, 02/15/2025 (C)	1,000	1,090
4.750%, 08/01/2028	1,000	1,128
4.250%, 05/01/2029	773	838
4.125%, 08/01/2023	500	527
3.625%, 05/01/2024	457	474
ILFC E-Capital Trust II
4.340%, VAR ICE LIBOR USD 3 Month+1.800%, 12/21/2065 (C)	1,200	852
Ingersoll-Rand Luxembourg Finance
2.625%, 05/01/2020	133	133
International Lease Finance
8.625%, 01/15/2022	650	741
John Deere Capital
1.700%, 01/15/2020	340	340
L3Harris Technologies
5.054%, 04/27/2045	480	612
4.950%, 02/15/2021 (C)	537	554
4.854%, 04/27/2035	210	251
4.400%, 06/15/2028 (C)	2,800	3,164
Lockheed Martin
4.090%, 09/15/2052	554	668
4.070%, 12/15/2042	697	821
3.550%, 01/15/2026	1,585	1,719
3.100%, 01/15/2023	110	114
Northrop Grumman
4.030%, 10/15/2047	535	620
3.250%, 08/01/2023	4,990	5,223
3.250%, 01/15/2028	722	767
2.930%, 01/15/2025	2,113	2,187
2.550%, 10/15/2022	5,682	5,770
Park Aerospace Holdings
5.250%, 08/15/2022 (C)	500	528
4.500%, 03/15/2023 (C)	3,630	3,756
Parker-Hannifin
2.700%, 06/14/2024	830	849
Penske Truck Leasing LP
3.950%, 03/10/2025 (C)	225	239
Raytheon
3.125%, 10/15/2020	720	729
Republic Services
4.750%, 05/15/2023	215	234
3.950%, 05/15/2028	1,255	1,407
2.500%, 08/15/2024	1,895	1,925
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (C)	1,320	1,351
Union Pacific
4.500%, 09/10/2048	1,460	1,778
4.300%, 03/01/2049	178	212
3.950%, 09/10/2028	4,055	4,559
3.750%, 07/15/2025	530	573
3.700%, 03/01/2029	728	807

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.150%, 03/01/2024	$771	$806
2.950%, 03/01/2022	1,208	1,237
United Parcel Service
2.350%, 05/16/2022	235	237
United Technologies
8.875%, 11/15/2019	400	405
5.400%, 05/01/2035	640	825
4.625%, 11/16/2048	977	1,233
4.450%, 11/16/2038	892	1,083
4.125%, 11/16/2028	1,290	1,476
3.950%, 08/16/2025	3,856	4,235
3.650%, 08/16/2023	4,130	4,383
3.350%, 08/16/2021	1,780	1,825
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	31	35
US Airways, Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	3,278	3,567
Waste Management
4.150%, 07/15/2049	440	524
4.000%, 07/15/2039	160	185
3.900%, 03/01/2035	39	43
3.500%, 05/15/2024	845	896
3.450%, 06/15/2029	1,985	2,171
3.200%, 06/15/2026	1,205	1,283
		196,095

Information Technology — 1.3%
Apple
4.650%, 02/23/2046	3,113	3,973
4.375%, 05/13/2045	1,437	1,769
4.250%, 02/09/2047	922	1,119
3.450%, 05/06/2024	350	375
3.450%, 02/09/2045	156	169
3.200%, 05/13/2025	403	429
3.200%, 05/11/2027	2,500	2,678
2.450%, 08/04/2026	2,560	2,619
2.400%, 05/03/2023	95	97
2.150%, 02/09/2022	90	91
2.000%, 11/13/2020	710	712
Avnet
4.875%, 12/01/2022	1,570	1,674
Broadcom
4.750%, 04/15/2029 (C)	481	507
4.250%, 04/15/2026 (C)	5,654	5,813
3.125%, 04/15/2021 (C)	2,045	2,066
3.125%, 01/15/2025	600	592
Dell International LLC
8.350%, 07/15/2046 (C)	1,385	1,819
4.420%, 06/15/2021 (C)	3,380	3,486
Fidelity National Information Services
3.750%, 05/21/2029	1,008	1,106
Fiserv
4.400%, 07/01/2049	620	713
4.200%, 10/01/2028	110	124
3.500%, 07/01/2029	2,666	2,825
3.200%, 07/01/2026	1,172	1,226
2.750%, 07/01/2024	1,450	1,481
Global Payments
4.150%, 08/15/2049	669	705
3.200%, 08/15/2029	1,116	1,144
Hewlett Packard Enterprise
6.350%, 10/15/2045	988	1,146
Intel
3.734%, 12/08/2047	119	136
3.700%, 07/29/2025	875	954
3.300%, 10/01/2021	75	77
3.100%, 07/29/2022	75	78

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
International Business Machines
4.250%, 05/15/2049	$1,378	$1,607
4.150%, 05/15/2039	490	566
3.300%, 05/15/2026	1,072	1,136
3.000%, 05/15/2024	2,780	2,892
Lam Research
4.875%, 03/15/2049	294	361
3.800%, 03/15/2025	150	161
3.750%, 03/15/2026	1,084	1,161
2.750%, 03/15/2020	95	95
Marvell Technology Group
4.200%, 06/22/2023	1,800	1,899
Mastercard
3.650%, 06/01/2049	465	540
3.375%, 04/01/2024	720	769
2.950%, 06/01/2029	1,336	1,429
Microsoft
4.500%, 02/06/2057	807	1,082
4.250%, 02/06/2047	2,240	2,860
4.100%, 02/06/2037	1,340	1,618
4.000%, 02/12/2055	878	1,083
3.950%, 08/08/2056	340	417
3.750%, 02/12/2045	240	282
3.700%, 08/08/2046	952	1,119
3.500%, 02/12/2035	2,294	2,584
3.450%, 08/08/2036	50	56
3.300%, 02/06/2027	2,894	3,162
2.875%, 02/06/2024	1,470	1,539
2.700%, 02/12/2025	360	376
2.400%, 08/08/2026	2,510	2,595
2.375%, 02/12/2022	50	51
2.375%, 05/01/2023	50	51
NXP BV
3.875%, 06/18/2026 (C)	1,671	1,754
Oracle
4.000%, 11/15/2047	670	769
3.900%, 05/15/2035	3,620	4,097
3.800%, 11/15/2037	494	552
2.950%, 11/15/2024	483	506
2.950%, 05/15/2025	695	727
2.625%, 02/15/2023	903	923
QUALCOMM
4.300%, 05/20/2047	738	836
2.600%, 01/30/2023	1,700	1,732
salesforce.com
3.700%, 04/11/2028	2,350	2,622
3.250%, 04/11/2023	740	774
Texas Instruments
4.150%, 05/15/2048	1,250	1,549
2.250%, 09/04/2029	494	496
Visa
4.300%, 12/14/2045	810	1,029
3.150%, 12/14/2025	820	878
2.200%, 12/14/2020	480	482
		92,920

Materials — 0.8%
Air Liquide Finance
2.250%, 09/27/2023 (C)	1,215	1,226
Amcor Finance USA
4.500%, 05/15/2028 (C)	865	951
3.625%, 04/28/2026 (C)	2,000	2,083
Anglo American Capital
4.000%, 09/11/2027 (C)	280	289
3.625%, 09/11/2024 (C)	1,810	1,867
ArcelorMittal
6.125%, 06/01/2025	1,270	1,430

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Barrick
5.250%, 04/01/2042	$740	$921
3.850%, 04/01/2022	141	147
Barrick North America Finance LLC
5.750%, 05/01/2043	314	422
5.700%, 05/30/2041	1,334	1,727
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Yr Curr+5.093%, 10/19/2075 (C)	1,610	1,885
5.000%, 09/30/2043	40	53
2.875%, 02/24/2022	79	81
Dow Chemical
4.800%, 05/15/2049 (C)	925	1,048
4.250%, 10/01/2034	461	504
4.125%, 11/15/2021	219	227
3.000%, 11/15/2022	2,880	2,941
DowDuPont
5.419%, 11/15/2048	211	272
4.725%, 11/15/2028	686	793
4.493%, 11/15/2025	5,308	5,892
4.205%, 11/15/2023	2,720	2,930
Eastman Chemical
2.700%, 01/15/2020	207	207
Equate Petrochemical MTN
4.250%, 11/03/2026 (C)	1,640	1,779
Freeport-McMoRan
6.875%, 02/15/2023	49	52
Glencore Funding LLC
4.125%, 05/30/2023 (C)	50	53
4.125%, 03/12/2024 (C)	180	189
4.000%, 03/27/2027 (C)	1,680	1,736
2.875%, 04/16/2020 (C)	220	221
Huntsman International LLC
5.125%, 11/15/2022	552	590
4.500%, 05/01/2029	1,265	1,347
International Flavors & Fragrances
5.000%, 09/26/2048	2,955	3,331
Mosaic
5.625%, 11/15/2043	813	903
4.050%, 11/15/2027	768	801
Nutrien
4.875%, 03/30/2020	10	10
OCP
4.500%, 10/22/2025 (C)	1,860	1,970
Southern Copper
5.875%, 04/23/2045	862	1,069
5.250%, 11/08/2042	4,600	5,306
3.875%, 04/23/2025	760	796
Suzano Austria GmbH
6.000%, 01/15/2029	2,740	3,038
Syngenta Finance
3.933%, 04/23/2021 (C)	370	376
Teck Resources
6.250%, 07/15/2041	2,234	2,520
Vale Overseas
6.875%, 11/21/2036	1,595	1,996
6.250%, 08/10/2026	2,340	2,695
Westlake Chemical
3.600%, 08/15/2026	681	707
WestRock RKT LLC
4.000%, 03/01/2023	330	347
WRKCo
4.900%, 03/15/2029	1,785	2,039
		61,767

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Real Estate — 1.0%
American Campus Communities Operating Partnership
3.750%, 04/15/2023	$2,255	$2,363
American Tower
3.800%, 08/15/2029	870	939
AvalonBay Communities MTN
3.950%, 01/15/2021	1,500	1,532
Boston Properties
3.800%, 02/01/2024	2,000	2,127
3.400%, 06/21/2029	1,510	1,600
3.200%, 01/15/2025	1,630	1,696
2.900%, 03/15/2030	2,039	2,063
Brixmor Operating Partnership
4.125%, 05/15/2029	1,443	1,561
CubeSmart
4.375%, 02/15/2029	650	719
ERP Operating
4.625%, 12/15/2021	200	211
4.150%, 12/01/2028	715	813
3.000%, 07/01/2029	1,295	1,356
GLP Capital
5.750%, 06/01/2028	1,250	1,421
5.375%, 04/15/2026	1,300	1,427
5.300%, 01/15/2029	2,467	2,743
5.250%, 06/01/2025	1,250	1,374
4.000%, 01/15/2030	2,717	2,739
HCP
3.875%, 08/15/2024	4,926	5,294
Healthcare Realty Trust
3.750%, 04/15/2023	2,375	2,466
Healthcare Trust of America Holdings
3.700%, 04/15/2023	2,000	2,074
3.500%, 08/01/2026	1,010	1,051
Host Hotels & Resorts
6.000%, 10/01/2021	2,500	2,658
Life Storage
3.875%, 12/15/2027	1,950	2,086
Mid-America Apartments
4.300%, 10/15/2023	700	753
4.000%, 11/15/2025	837	904
3.950%, 03/15/2029	886	978
3.750%, 06/15/2024	1,633	1,727
3.600%, 06/01/2027	464	497
Piedmont Operating Partnership
4.450%, 03/15/2024	125	132
Public Storage
3.385%, 05/01/2029	982	1,069
3.094%, 09/15/2027	1,441	1,528
Realty Income
3.250%, 10/15/2022	150	156
Reckson Operating Partnership
7.750%, 03/15/2020	2,000	2,054
Regency Centers
2.950%, 09/15/2029	1,493	1,512
SITE Centers
4.625%, 07/15/2022	582	610
SL Green Realty
4.500%, 12/01/2022	500	528
STORE Capital
4.625%, 03/15/2029	859	954
4.500%, 03/15/2028	2,571	2,806
Tanger Properties
3.875%, 12/01/2023	892	924
UDR
3.700%, 10/01/2020	2,355	2,386
3.000%, 08/15/2031	975	995

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ventas Realty
4.875%, 04/15/2049	$664	$811
3.000%, 01/15/2030	2,243	2,261
VEREIT Operating Partnership
4.125%, 06/01/2021	1,660	1,707
Welltower
4.950%, 01/15/2021	3,340	3,445
4.500%, 01/15/2024	183	198
		71,248

Utilities — 2.2%
AEP Texas Central Transition Funding II
5.306%, 07/01/2020	579	590
Alabama Power
3.700%, 12/01/2047	2,745	3,059
Alabama Power Capital Trust V
5.419%, VAR ICE LIBOR USD 3 Month+3.100%, 10/01/2042	100	100
Appalachian Power
4.450%, 06/01/2045	1,600	1,925
Berkshire Hathaway Energy
3.750%, 11/15/2023	488	519
Boston Gas
4.487%, 02/15/2042 (C)	140	167
CenterPoint Energy
4.250%, 11/01/2028	993	1,104
3.850%, 02/01/2024	461	490
3.700%, 09/01/2049	446	460
3.600%, 11/01/2021	1,095	1,126
2.950%, 03/01/2030	1,695	1,717
2.500%, 09/01/2022	132	133
2.500%, 09/01/2024	1,763	1,768
CenterPoint Energy Resources
4.500%, 01/15/2021	246	252
Comision Federal de Electricidad
4.875%, 01/15/2024 (C)	300	318
4.750%, 02/23/2027 (C)	1,410	1,468
Commonwealth Edison
4.000%, 03/01/2049	1,271	1,496
3.400%, 09/01/2021	140	143
Consolidated Edison of New York
4.650%, 12/01/2048	2,000	2,515
4.450%, 03/15/2044	2,580	3,093
4.125%, 05/15/2049	1,141	1,333
Dominion Energy
3.071%, –%, 0, 08/15/2024 (E)	1,800	1,850
2.450%, 01/15/2023 (C)	2,000	2,012
2.000%, 08/15/2021	961	957
DTE Energy
2.529%, 10/01/2024	1,775	1,790
Duke Energy
3.550%, 09/15/2021	722	740
3.400%, 06/15/2029	694	737
3.150%, 08/15/2027	2,720	2,856
2.400%, 08/15/2022	1,380	1,396
1.800%, 09/01/2021	1,441	1,432
Duke Energy Carolinas LLC
4.250%, 12/15/2041	1,000	1,179
4.000%, 09/30/2042	1,512	1,725
3.200%, 08/15/2049	350	361
Duke Energy Florida LLC
3.850%, 11/15/2042	720	806
3.200%, 01/15/2027	1,600	1,696
Duke Energy Indiana LLC
3.750%, 05/15/2046	327	363

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Duke Energy Progress LLC
3.450%, 03/15/2029	$670	$731
3.250%, 08/15/2025	2,000	2,125
2.800%, 05/15/2022	215	220
Duquesne Light Holdings
6.400%, 09/15/2020 (C)	3,525	3,657
Edison International
5.750%, 06/15/2027	335	380
4.125%, 03/15/2028	1,006	1,050
Electricite de France
5.600%, 01/27/2040 (C)	630	805
5.000%, 09/21/2048 (C)	40	49
4.500%, 09/21/2028 (C)	2,070	2,328
Enel Finance International
6.000%, 10/07/2039 (C)	868	1,073
4.875%, 06/14/2029 (C)	689	769
4.750%, 05/25/2047 (C)	560	610
4.625%, 09/14/2025 (C)	3,293	3,595
4.250%, 09/14/2023 (C)	669	712
2.875%, 05/25/2022 (C)	1,044	1,057
Entergy Arkansas LLC
4.200%, 04/01/2049	198	239
Entergy Texas
3.450%, 12/01/2027	1,625	1,689
Evergy
5.292%, –%, 0, 06/15/2022 (E)	1,216	1,301
Eversource Energy
3.150%, 01/15/2025	415	432
2.900%, 10/01/2024	3,730	3,849
Exelon
5.625%, 06/15/2035	1,720	2,169
3.950%, 06/15/2025	1,395	1,501
2.850%, 06/15/2020	2,000	2,009
FirstEnergy
4.850%, 07/15/2047	614	751
4.250%, 03/15/2023	3,774	4,010
3.900%, 07/15/2027	1,310	1,408
2.850%, 07/15/2022	114	116
FirstEnergy, Ser C
7.375%, 11/15/2031	4,905	7,031
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (C)	277	358
Florida Power & Light
3.250%, 06/01/2024	455	480
Indiana Michigan Power
3.200%, 03/15/2023	1,330	1,382
ITC Holdings
4.050%, 07/01/2023	2,075	2,197
Kansas City Power & Light
5.300%, 10/01/2041	250	327
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,894	3,252
KeySpan Gas East
2.742%, 08/15/2026 (C)	1,175	1,198
Metropolitan Edison
4.300%, 01/15/2029 (C)	1,079	1,224
4.000%, 04/15/2025 (C)	1,000	1,069
3.500%, 03/15/2023 (C)	5,050	5,267
MidAmerican Energy
4.800%, 09/15/2043	1,500	1,921
4.250%, 07/15/2049	637	783
3.650%, 04/15/2029	1,330	1,488
3.500%, 10/15/2024	100	107
Mid-Atlantic Interstate Transmission LLC
4.100%, 05/15/2028 (C)	1,342	1,495
Mississippi Power
4.250%, 03/15/2042	1,007	1,114
3.950%, 03/30/2028	1,677	1,852

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NextEra Energy Capital Holdings
2.767%, VAR ICE LIBOR USD 3 Month+0.480%, 05/04/2021	$7,300	$7,299
NiSource Finance
5.800%, 02/01/2042	471	618
Oncor Electric Delivery LLC
5.750%, 03/15/2029	150	192
PECO Energy
4.150%, 10/01/2044	1,985	2,361
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (C)	2,090	2,702
5.450%, 05/21/2028 (C)	1,030	1,206
4.125%, 05/15/2027 (C)	1,990	2,127
PPL Capital Funding
5.000%, 03/15/2044	494	594
4.700%, 06/01/2043	127	146
4.000%, 09/15/2047	239	252
3.400%, 06/01/2023	194	201
3.100%, 05/15/2026	464	476
Progress Energy
6.000%, 12/01/2039	200	271
Public Service Electric & Gas MTN
3.850%, 05/01/2049	260	302
3.700%, 05/01/2028	3,090	3,440
Public Service Enterprise Group
2.875%, 06/15/2024	1,273	1,310
Public Service of New Hampshire
3.500%, 11/01/2023	960	1,013
Sempra Energy
4.000%, 02/01/2048	1,059	1,150
2.900%, 02/01/2023	1,240	1,266
Southern
4.400%, 07/01/2046	335	378
Southern California Edison
6.000%, 01/15/2034	98	123
5.950%, 02/01/2038	631	828
5.550%, 01/15/2037	191	240
4.650%, 10/01/2043	327	387
4.125%, 03/01/2048	1,324	1,480
4.000%, 04/01/2047	674	735
3.700%, 08/01/2025	790	840
2.850%, 08/01/2029	696	709
Southern Gas Capital
5.875%, 03/15/2041	430	563
3.250%, 06/15/2026	1,550	1,602
Southwestern Electric Power
3.900%, 04/01/2045	439	470
2.750%, 10/01/2026	1,000	1,014
Southwestern Public Service
3.750%, 06/15/2049	2,000	2,246
Virginia Electric & Power
4.650%, 08/15/2043	1,205	1,483
3.450%, 02/15/2024	150	158
2.950%, 01/15/2022	1,720	1,753
2.750%, 03/15/2023	1,200	1,226
Vistra Operations LLC
4.300%, 07/15/2029 (C)	2,725	2,784
3.550%, 07/15/2024 (C)	4,790	4,843
Westar Energy
3.250%, 09/01/2049	678	700
Wisconsin Public Service
3.350%, 11/21/2021	835	859
		167,203
Total Corporate Obligations (Cost $2,000,890) ($ Thousands)		2,149,378

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 24.0%
U.S. Treasury Bills (A)
2.115%, 09/26/2019	$2,278	$2,275
2.036%, 09/10/2019	44,080	44,063
2.022%, 10/08/2019	19,640	19,602
U.S. Treasury Bonds
3.125%, 02/15/2043	7,008	8,590
3.125%, 08/15/2044	2,934	3,617
3.000%, 11/15/2044	53,753	64,982
3.000%, 02/15/2048	21,765	26,670
3.000%, 08/15/2048	12,520	15,367
3.000%, 02/15/2049	10,920	13,447
2.875%, 08/15/2045	13,409	15,915
2.875%, 05/15/2049	69,258	83,410
2.750%, 08/15/2047	20,603	24,069
2.750%, 11/15/2047	8,775	10,260
2.500%, 02/15/2046	45,415	50,421
2.500%, 05/15/2046	18,955	21,062
2.375%, 05/15/2029	28,358	30,561
2.250%, 08/15/2046	29,350	31,071
2.250%, 08/15/2049	103,264	109,775
U.S. Treasury Inflation-Protected Securities
1.375%, 02/15/2044	4,187	5,209
1.000%, 02/15/2046	3,632	4,217
1.000%, 02/15/2049	34,896	40,598
0.750%, 02/15/2042	2,403	2,637
0.625%, 02/15/2043	4,958	5,280
0.500%, 04/15/2024	17,611	17,977
0.250%, 07/15/2029	19,507	20,091
0.125%, 07/15/2024	3,101	3,127
U.S. Treasury Notes
3.125%, 11/15/2028	56,725	64,580
2.875%, 10/31/2023	28,614	30,284
2.875%, 11/30/2025	525	569
2.750%, 08/15/2021	30,394	31,093
2.750%, 04/30/2023	27,965	29,277
2.750%, 05/31/2023	12,436	13,031
2.750%, 07/31/2023	22,655	23,787
2.750%, 08/31/2023	20,469	21,516
2.750%, 08/31/2025	69,412	74,585
2.625%, 07/31/2020	10,120	10,192
2.625%, 11/15/2020	1,299	1,313
2.625%, 06/15/2021	9,941	10,124
2.625%, 07/15/2021	2,073	2,113
2.625%, 12/31/2025	3,674	3,933
2.625%, 02/15/2029	6,170	6,774
2.500%, 06/30/2020	1,680	1,689
2.500%, 01/31/2021	21,633	21,881
2.500%, 02/28/2021	21,641	21,914
2.500%, 01/15/2022	240	246
2.500%, 02/15/2022	100	102
2.375%, 04/15/2021	6,387	6,464
2.250%, 03/31/2021	11,025	11,132
2.250%, 04/30/2021	8,002	8,086
2.250%, 04/15/2022	2,598	2,650
2.250%, 04/30/2024	170	176
2.250%, 11/15/2025	6,817	7,139
2.125%, 05/31/2021	34,992	35,319
2.125%, 05/15/2022	730	743
2.125%, 03/31/2024	16,575	17,092
2.125%, 05/31/2026	7,062	7,363
2.000%, 10/31/2022	7,229	7,355
1.875%, 07/31/2026	11,987	12,315
1.750%, 12/31/2020	7,225	7,230
1.750%, 07/31/2021	39,312	39,473
1.750%, 07/15/2022	15,206	15,337
1.750%, 06/30/2024	73,601	74,777
1.750%, 07/31/2024	111,963	113,822
1.625%, 06/30/2020	7,005	6,993

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.625%, 07/31/2020	$27,870	$27,821
1.625%, 06/30/2021	26,090	26,122
1.625%, 08/31/2022	30,030	30,193
1.625%, 08/15/2029	63,838	64,541
1.500%, 05/31/2020	12,275	12,244
1.500%, 07/15/2020	6,944	6,925
1.500%, 08/31/2021	71,200	71,186
1.500%, 08/15/2022	13,983	14,011
1.375%, 05/31/2020	9,565	9,531
1.375%, 08/31/2020	33,550	33,414
1.375%, 09/30/2020	21,164	21,075
1.250%, 08/31/2024	48,606	48,278
Total U.S. Treasury Obligations (Cost $1,698,186) ($ Thousands)		1,782,103

ASSET-BACKED SECURITIES — 7.9%

Automotive — 1.4%
Avis Budget Rental Car Funding AESOP LLC, Ser 2017-1A, Cl A
3.070%, 09/20/2023 (C)	610	626
Avis Budget Rental Car Funding AESOP LLC, Ser 2019-2A, Cl A
3.350%, 09/22/2025 (C)	3,024	3,175
Avis Budget Rental Car Funding AESOP LLC, Ser 2019-3A, Cl A
2.360%, 03/20/2026 (C)	5,431	5,452
Bank of The West Auto Trust, Ser 2019-1, Cl A2
2.400%, 10/17/2022 (C)	3,080	3,085
Capital Auto Receivables Asset Trust, Ser 2016-2, Cl A4
1.630%, 01/20/2021	109	109
Capital One Prime Auto Receivables Trust, Ser 2019-1, Cl A2
2.580%, 04/15/2022	1,730	1,738
Chesapeake Funding II LLC, Ser 2018-1A, Cl B
3.450%, 04/15/2030 (C)	2,380	2,452
Chesapeake Funding II LLC, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (C)	1,916	1,947
Drive Auto Receivables Trust, Ser 2019-3, Cl A3
2.490%, 06/15/2023	2,675	2,693
Ford Credit Auto Owner Trust, Ser 2014-2, Cl A
2.310%, 04/15/2026 (C)	3,685	3,685
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (C)	3,465	3,464
Ford Credit Auto Owner Trust, Ser 2017-1, Cl A
2.620%, 02/15/2022 (C)	827	841
Ford Credit Auto Owner Trust, Ser 2017-2, Cl A
2.360%, 03/15/2029 (C)	4,765	4,828
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (C)	4,839	5,101
Ford Credit Auto Owner Trust, Ser 2018-2, Cl A
3.470%, 01/15/2030 (C)	2,050	2,165
Ford Credit Auto Owner Trust, Ser 2019-A, Cl A2A
2.780%, 02/15/2022	3,385	3,401
Ford Credit Auto Owner Trust, Ser 2019- REV1, Cl A
3.520%, 07/15/2030 (C)	3,583	3,784

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, Cl A1
1.950%, 11/15/2021	$810	$810
Ford Credit Floorplan Master Owner Trust, Ser 2018-4, Cl A
4.060%, 11/15/2030	2,740	3,075
Foursight Capital Automobile Receivables Trust, Ser 2016-1, Cl A2
2.870%, 10/15/2021 (C)	103	103
GM Financial Automobile Leasing Trust, Ser 2019-1, Cl A2A
2.910%, 04/20/2021	710	712
GM Financial Automobile Leasing Trust, Ser 2019-2, Cl A2A
2.670%, 06/21/2021	795	798
GM Financial Consumer Automobile Receivables Trust, Ser 2018-3, Cl A2A
2.740%, 07/16/2021	1,003	1,004
GM Financial Consumer Automobile Receivables Trust, Ser 2019-1, Cl A2
2.990%, 03/16/2022	1,812	1,818
Hertz Fleet Lease Funding, Ser 2019-1, Cl D
3.440%, 01/10/2033 (C)	2,900	2,942
Hertz Vehicle Financing II, Ser 2015-3A, Cl A
2.670%, 09/25/2021 (C)	1,647	1,654
Hertz Vehicle Financing II, Ser 2016-2A, Cl A
2.950%, 03/25/2022 (C)	2,176	2,196
Hertz Vehicle Financing II, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (C)	3,843	3,876
Hertz Vehicle Financing II, Ser 2017-2A, Cl A
3.290%, 10/25/2023 (C)	1,668	1,716
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (C)	4,880	5,029
Hertz Vehicle Financing II, Ser 2019-1A, Cl A
3.710%, 03/25/2023 (C)	2,735	2,827
Hertz Vehicle Financing II, Ser 2019-2A, Cl A
3.420%, 05/25/2025 (C)	4,973	5,188
Hertz Vehicle Financing LLC, Ser 2018-2A, Cl A
3.650%, 06/27/2022 (C)	1,951	1,996
Hertz Vehicle Financing LLC, Ser 2018-3A, Cl A
4.030%, 07/25/2024 (C)	1,818	1,925
Honda Auto Receivables Owner Trust, Ser 2019-2, Cl A2
2.570%, 12/21/2021	2,805	2,819
Honda Auto Receivables Owner Trust, Ser 2019-3, Cl A4
1.850%, 08/15/2025	1,160	1,162
Hyundai Auto Lease Securitization Trust, Ser 2019-A, Cl A2
2.920%, 07/15/2021 (C)	850	855
Hyundai Auto Receivables Trust, Ser 2018-B, Cl A2
3.040%, 06/15/2021	555	557
Hyundai Auto Receivables Trust, Ser 2019-A, Cl A2
2.670%, 12/15/2021	1,255	1,261

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Mercedes-Benz Auto Lease Trust, Ser 2019- A, Cl A3
3.100%, 11/15/2021	$1,330	$1,346
Nissan Auto Lease Trust, Ser 2019-A, Cl A2
2.710%, 07/15/2021	2,545	2,556
Nissan Auto Receivables Owner Trust, Ser 2019-B, Cl A2
2.560%, 03/15/2022	2,670	2,683
Santander Retail Auto Lease Trust, Ser 2019-A, Cl A2
2.720%, 01/20/2022 (C)	2,300	2,317
Toyota Auto Loan Extended Note Trust, Ser 2019-1A, Cl A
2.560%, 11/25/2031 (C)	1,985	2,047
Toyota Auto Receivables Owner Trust, Ser 2018-A, Cl A3
2.350%, 05/16/2022	2,220	2,228
Toyota Auto Receivables Owner Trust, Ser 2019-B, Cl A2A
2.590%, 02/15/2022	1,110	1,116
		107,162

Credit Cards — 0.2%
Capital One Multi-Asset Execution Trust, Ser 2017-A6, Cl A6
2.290%, 07/15/2025	6,615	6,742
Capital One Multi-Asset Execution Trust, Ser 2019-A2, Cl A2
1.720%, 08/15/2024	2,300	2,299
Capital One Multi-Asset Execution Trust, Ser 2019-A3, Cl A3
2.060%, 08/15/2028	1,535	1,535
CARDS II Trust, Ser 2019-1A, Cl A
2.715%, VAR ICE LIBOR USD 1 Month+0.390%, 05/15/2024 (C)	1,550	1,550
World Financial Network Credit Card Master Trust, Ser 2018-B, Cl A
3.460%, 07/15/2025	976	1,006
		13,132

Mortgage Related Securities — 0.3%
Aames Mortgage Trust, Ser 2002-1, Cl A3
7.396%, 06/25/2032	28	29
Accredited Mortgage Loan Trust, Ser 2005-3, Cl M3
2.641%, VAR ICE LIBOR USD 1 Month+0.480%, 09/25/2035	7,222	7,103
Argent Securities Asset-Backed Pass-Through Certificates, Ser 2004-W5, Cl AV2
3.306%, VAR ICE LIBOR USD 1 Month+1.040%, 04/25/2034	1,148	1,159
Argent Securities Asset-Backed Pass-Through Certificates, Ser 2005-W2, Cl A1
2.526%, VAR ICE LIBOR USD 1 Month+0.260%, 10/25/2035	769	769
Asset-Backed Funding Certificates, Ser 2005-AQ1, Cl A4
4.726%, 01/25/2034	131	133
Centex Home Equity, Ser 2005-A, Cl M1
2.986%, VAR ICE LIBOR USD 1 Month+0.720%, 01/25/2035	3,832	3,833

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Centex Home Equity, Ser 2006-A, Cl AV4
2.395%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2036	$20	$20
Citigroup Global Markets Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (C)	13	13
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
3.145%, VAR ICE LIBOR USD 1 Month+0.820%, 09/15/2029	224	222
GSAMP Trust, Ser 2006-HE2, Cl A3
2.786%, VAR ICE LIBOR USD 1 Month+0.260%, 03/25/2046	3,386	3,386
Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
2.426%, VAR ICE LIBOR USD 1 Month+0.160%, 08/25/2036	837	401
Morgan Stanley Asset-Backed Securities Capital I Trust, Ser 2005-WMC3, Cl M4
3.196%, VAR ICE LIBOR USD 1 Month+0.930%, 03/25/2035	2,941	2,955
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/2047	16	9
Soundview Home Loan Trust, Ser 2006-OPT3, Cl 2A3
2.436%, VAR ICE LIBOR USD 1 Month+0.170%, 06/25/2036	758	753
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	76	74
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
3.266%, VAR ICE LIBOR USD 1 Month+1.000%, 10/25/2034	4,594	4,594
		25,453

Other Asset-Backed Securities — 6.0%
AccessLex Institute, Ser 2007-A, Cl A3
2.821%, VAR ICE LIBOR USD 3 Month+0.300%, 05/25/2036	4,071	4,003
ACIS CLO, Ser 2014-4A, Cl A
3.999%, VAR ICE LIBOR USD 3 Month+1.420%, 05/01/2026 (C)	130	130
ACIS CLO, Ser 2015-6A, Cl A1
4.169%, VAR ICE LIBOR USD 3 Month+1.590%, 05/01/2027 (C)	1,013	1,013
Allegro CLO V, Ser 2017-1A, Cl A
3.841%, VAR ICE LIBOR USD 3 Month+1.240%, 10/16/2030 (C)	3,100	3,104
American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (C)	1,045	1,065
AMMC CLO XII, Ser 2017-12A, Cl AR
3.745%, VAR ICE LIBOR USD 3 Month+1.200%, 11/10/2030 (C)	750	747
Apidos CLO XXI, Ser 2018-21A, Cl A1R
3.531%, VAR ICE LIBOR USD 3 Month+0.930%, 07/18/2027 (C)	1,200	1,200

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Apidos CLO XXII, Ser 2015-22A, Cl A1
4.092%, VAR ICE LIBOR USD 3 Month+1.500%, 10/20/2027 (C)	$2,750	$2,754
Applebee’s Funding LLC, Ser 2019-1A, Cl A2I
4.194%, 06/07/2049 (C)	2,000	2,055
ARES LII CLO, Ser 2019-52A, Cl B
4.445%, VAR ICE LIBOR USD 3 Month+1.850%, 04/22/2031 (C)	750	749
ARES XLVII CLO, Ser 2018-47A, Cl A1
3.517%, VAR ICE LIBOR USD 3 Month+0.920%, 04/15/2030 (C)	1,040	1,029
Atrium XII, Ser 2017-12A, Cl AR
3.108%, VAR ICE LIBOR USD 3 Month+0.830%, 04/22/2027 (C)	2,040	2,038
Babson CLO, Ser 2017-IA, Cl AR
3.392%, VAR ICE LIBOR USD 3 Month+0.800%, 01/20/2028 (C)	5,660	5,632
Ballyrock CLO, Ser 2018-1A, Cl A1
3.592%, VAR ICE LIBOR USD 3 Month+1.000%, 04/20/2031 (C)	500	494
Barings BDC Static CLO, Ser 2019-1A, Cl A1
3.323%, VAR ICE LIBOR USD 3 Month+1.020%, 04/15/2027 (C)	1,545	1,539
Brazos Education Loan Authority, Ser 2012-1, Cl A1
2.966%, VAR ICE LIBOR USD 1 Month+0.700%, 12/26/2035	1,808	1,801
Brazos Higher Education Authority, Ser 2010-1, Cl A2
3.721%, VAR ICE LIBOR USD 3 Month+1.200%, 02/25/2035	4,835	4,878
Brazos Higher Education Authority, Ser 2011-1, Cl A2
3.321%, VAR ICE LIBOR USD 3 Month+0.800%, 02/25/2030	732	731
Brazos Higher Education Authority, Ser 2011-2, Cl A3
3.580%, VAR ICE LIBOR USD 3 Month+1.000%, 10/27/2036	3,520	3,528
California Street CLO IX, Ser 2019-9A, Cl AR2
3.601%, VAR ICE LIBOR USD 3 Month+1.320%, 07/16/2032 (C)	2,340	2,339
Carlyle Global Market Strategies CLO, Ser 2017-2A, Cl A1B
3.812%, VAR ICE LIBOR USD 3 Month+1.220%, 07/20/2031 (C)	1,250	1,247
Carlyle Global Market Strategies CLO, Ser 2018-2A, Cl A1R
3.362%, VAR ICE LIBOR USD 3 Month+0.780%, 04/27/2027 (C)	2,864	2,860
Catskill Park CLO, Ser 2017-1A, Cl A2
4.292%, VAR ICE LIBOR USD 3 Month+1.700%, 04/20/2029 (C)	1,500	1,497

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.021%, 11/25/2034	$213	$226
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
5.017%, 11/25/2034	211	222
CIT Education Loan Trust, Ser 2007-1, Cl A
2.439%, VAR ICE LIBOR USD 3 Month+0.090%, 03/25/2042 (C)	1,848	1,788
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
5.328%, 09/25/2036	4,779	4,930
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
5.266%, 03/25/2037	990	1,068
College Ave Student Loans LLC, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (C)	852	911
College Ave Student Loans LLC, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (C)	5,257	5,354
College Avenue Student Loans LLC, Ser 2017-A, Cl A1
3.795%, VAR ICE LIBOR USD 1 Month+1.650%, 11/26/2046 (C)	1,377	1,376
Commonbond Student Loan Trust, Ser 2018-BGS, Cl A1
3.560%, 09/25/2045 (C)	4,259	4,412
Commonbond Student Loan Trust, Ser 2018-CGS, Cl A1
3.870%, 02/25/2046 (C)	2,315	2,423
Community Funding CLO, Ser 2015-1A, Cl A
5.750%, 11/01/2027 (C)	2,944	3,094
Conseco Finance, Ser 1998-2, Cl A5
6.240%, 12/01/2028	7	7
COOF Securitization Trust, Ser 2014-1, Cl A, IO
2.715%, 06/25/2040 (B)(C)	325	30
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
2.806%, VAR ICE LIBOR USD 1 Month+0.540%, 12/25/2034	3,362	3,354
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
4.642%, 10/25/2046 (B)	55	53
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
2.926%, VAR ICE LIBOR USD 1 Month+0.330%, 07/25/2036 (C)	85	80
Credit-Based Asset Servicing & Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032	36	37
Credit-Based Asset Servicing & Securitization LLC, Ser 2006-CB2, Cl AF2
3.435%, 12/25/2036	434	396
CSMC Trust, Ser 2017-RPL1, Cl A1
2.750%, 07/25/2057 (B)(C)	8,321	8,435

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CVP CLO, Ser 2018-2A, Cl A
3.782%, VAR ICE LIBOR USD 3 Month+1.190%, 01/20/2031 (C)	$1,500	$1,495
CWABS Asset-Backed Certificates Trust, Ser 2007-13, Cl 2A1
3.166%, VAR ICE LIBOR USD 1 Month+0.900%, 10/25/2047	346	337
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
2.625%, VAR ICE LIBOR USD 1 Month+0.300%, 02/15/2034	74	74
CWHEQ Revolving Home Equity Loan Trust, Ser 2007-A, Cl A
2.445%, VAR ICE LIBOR USD 1 Month+0.120%, 04/15/2037	2,911	2,642
Denali Capital CLO X LLC, Ser 2017-1A, Cl A1LR
3.636%, VAR ICE LIBOR USD 3 Month+1.050%, 10/26/2027 (C)	1,500	1,498
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/2040 (C)	677	688
Dryden 71 CLO, Ser 2019-71A, Cl A
3.453%, VAR ICE LIBOR USD 3 Month+1.150%, 01/15/2029 (C)	3,100	3,099
Dryden 75 CLO, Ser 2019-75A, Cl AR
3.534%, VAR ICE LIBOR USD 3 Month+1.200%, 07/15/2030 (C)	1,260	1,259
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
3.497%, VAR ICE LIBOR USD 3 Month+0.900%, 04/15/2029 (C)	4,120	4,085
Earnest Student Loan Program, Ser 2016-D, Cl A2
2.720%, 01/25/2041 (C)	833	839
Educational Funding of the South, Ser 2011-1, Cl A2
3.230%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	1,252	1,244
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
3.266%, VAR ICE LIBOR USD 1 Month+1.000%, 04/25/2033 (C)	4,163	4,187
Finance of America Structured Securities Trust, Ser 2018-HB1, Cl M2
4.087%, 09/25/2028 (B)(C)	2,330	2,381
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	1,355	1,355
Golub Capital Partners CLO Ltd., Ser 2019- 45, Cl A
3.850%, 10/20/2031	1,500	1,500
Halcyon Loan Advisors Funding, Ser 2018-2A, Cl AR
3.356%, VAR ICE LIBOR USD 3 Month+1.080%, 07/25/2027 (C)	1,360	1,358
Higher Education Funding I, Ser 2014-1, Cl A
3.571%, VAR ICE LIBOR USD 3 Month+1.050%, 05/25/2034 (C)	3,405	3,408
Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/2026 (C)	4,068	4,052

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
HSI Asset Securitization Trust, Ser 2006-OPT1, Cl 2A4
2.566%, VAR ICE LIBOR USD 1 Month+0.300%, 12/25/2035	$1,603	$1,604
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
2.446%, VAR ICE LIBOR USD 1 Month+0.180%, 02/25/2036	445	444
Jamestown CLO IV, Ser 2017-4A, Cl A2R
3.653%, VAR ICE LIBOR USD 3 Month+1.350%, 07/15/2026 (C)	1,000	1,001
JFIN CLO, Ser 2017-2A, Cl A1AR
3.762%, VAR ICE LIBOR USD 3 Month+1.170%, 07/20/2026 (C)	557	558
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	1,611	1,775
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	2,135	2,302
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
0.787%, 08/25/2038 (B)(C)	1,610	38
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
3.194%, 04/25/2040 (B)(C)	275	23
KKR CLO 16, Ser 2019-16, Cl A1R
3.528%, VAR ICE LIBOR USD 3 Month+1.250%, 01/20/2029 (C)	1,640	1,641
KKR CLO 16, Ser 2019-16, Cl A2R
4.078%, VAR ICE LIBOR USD 3 Month+1.800%, 01/20/2029 (C)	730	729
LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1
3.402%, VAR ICE LIBOR USD 3 Month+1.080%, 07/16/2031 (C)	925	917
LCM XIII, Ser 2019-13A, Cl ARR
3.325%, VAR ICE LIBOR USD 3 Month+1.140%, 07/19/2027 (C)	2,185	2,184
LCM XXI, Ser 2018-21A, Cl AR
3.472%, VAR ICE LIBOR USD 3 Month+0.880%, 04/20/2028 (C)	1,950	1,947
LCM XXIV, Ser 2017-24A, Cl A
3.902%, VAR ICE LIBOR USD 3 Month+1.310%, 03/20/2030 (C)	1,500	1,503
Madison Park Funding XXX, Ser 2018-30A, Cl A
3.053%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2029 (C)	4,500	4,446
Marathon CLO XIII, Ser 2019-1A, Cl A1BL
4.349%, VAR ICE LIBOR USD 3 Month+2.000%, 04/15/2032 (C)	1,000	999
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	1,831	1,967
Mid-State Trust, Ser 2004-1, Cl A
6.005%, 08/15/2037	235	253
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (C)	3,656	4,064

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Mill City Mortgage Trust, Ser 2015-2, Cl A2
3.000%, 09/25/2057 (B)(C)	$2,991	$3,013
Morgan Stanley ABS Capital I Trust, Ser 2005-HE6, Cl M2
2.686%, VAR ICE LIBOR USD 1 Month+0.420%, 11/25/2035	8,510	8,467
Myers Park CLO, Ser 2018-1A, Cl B1
4.192%, VAR ICE LIBOR USD 3 Month+1.600%, 10/20/2030 (C)	890	880
Nationstar HECM Loan Trust, Ser 2018-1A, Cl M2
3.469%, 02/25/2028 (B)(C)	3,202	3,221
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
3.925%, VAR ICE LIBOR USD 1 Month+1.600%, 10/15/2031 (C)	2,135	2,174
Navient Private Education Loan Trust, Ser 2014-CTA, Cl A
3.025%, VAR ICE LIBOR USD 1 Month+0.700%, 09/16/2024 (C)	271	271
Navient Private Education Loan Trust, Ser 2015-CA, Cl B
3.250%, 05/15/2040 (C)	65	65
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
4.475%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2045 (C)	888	917
Navient Private Education Loan Trust, Ser 2017-A, Cl A2B
3.225%, VAR ICE LIBOR USD 1 Month+0.900%, 12/16/2058 (C)	2,143	2,151
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (C)	765	808
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (C)	793	814
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (C)	858	893
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (C)	3,318	3,476
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (C)	5,570	5,862
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (C)	2,846	2,965
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (C)	3,368	3,445
Navient Student Loan Trust, Ser 2014-1, Cl A3
2.677%, VAR ICE LIBOR USD 1 Month+0.510%, 06/25/2031	5,741	5,686
Navient Student Loan Trust, Ser 2014-2, Cl A
2.807%, VAR ICE LIBOR USD 1 Month+0.640%, 03/25/2083	4,300	4,221

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2014-3, Cl A
2.765%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	$4,463	$4,383
Navient Student Loan Trust, Ser 2014-4, Cl A
2.886%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	3,126	3,082
Navient Student Loan Trust, Ser 2015-1, Cl A2
2.745%, VAR ICE LIBOR USD 1 Month+0.600%, 04/25/2040	3,953	3,927
Navient Student Loan Trust, Ser 2016-1A, Cl A
2.845%, VAR ICE LIBOR USD 1 Month+0.700%, 02/25/2070 (C)	2,358	2,349
Navient Student Loan Trust, Ser 2016-3A, Cl A2
2.995%, VAR ICE LIBOR USD 1 Month+0.850%, 06/25/2065 (C)	580	582
Navient Student Loan Trust, Ser 2017-1A, Cl A3
3.295%, VAR ICE LIBOR USD 1 Month+1.150%, 07/26/2066 (C)	1,440	1,461
Navient Student Loan Trust, Ser 2017-3A, Cl A3
3.195%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/2066 (C)	4,000	4,020
Navient Student Loan Trust, Ser 2017-5A, Cl A
2.945%, VAR ICE LIBOR USD 1 Month+0.800%, 07/26/2066 (C)	1,240	1,241
Navient Student Loan Trust, Ser 2018-EA, Cl A2
4.000%, 12/15/2059 (C)	2,181	2,332
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (C)	2,612	2,749
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
2.760%, VAR ICE LIBOR USD 3 Month+0.180%, 10/27/2036	1,245	1,214
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
2.740%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2037	2,526	2,466
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
2.690%, VAR ICE LIBOR USD 3 Month+0.110%, 10/25/2033	5,645	5,570
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
2.443%, VAR ICE LIBOR USD 3 Month+0.100%, 03/23/2037	6,012	5,922
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
2.727%, VAR ICE LIBOR USD 3 Month+0.120%, 12/24/2035	6,360	6,313
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
2.787%, VAR ICE LIBOR USD 3 Month+0.180%, 03/22/2032	929	896

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2007-1, Cl A4
2.242%, VAR ICE LIBOR USD 3 Month+0.110%, 08/27/2036	$3,390	$3,207
Nelnet Student Loan Trust, Ser 2010-2A, Cl A
3.452%, VAR ICE LIBOR USD 3 Month+0.850%, 09/25/2048 (C)	5,125	5,123
Nelnet Student Loan Trust, Ser 2012-4A, Cl A
2.966%, VAR ICE LIBOR USD 1 Month+0.700%, 09/27/2038 (C)	1,737	1,740
Nelnet Student Loan Trust, Ser 2013-1A, Cl A
2.745%, VAR ICE LIBOR USD 1 Month+0.600%, 06/25/2041 (C)	1,312	1,292
Nelnet Student Loan Trust, Ser 2014-1A, Cl A
2.836%, VAR ICE LIBOR USD 1 Month+0.570%, 09/25/2041 (C)	794	787
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
3.216%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/2048 (C)	3,735	3,681
Nelnet Student Loan Trust, Ser 2016-1A, Cl A
2.945%, VAR ICE LIBOR USD 1 Month+0.800%, 09/25/2065 (C)	2,747	2,760
Nelnet Student Loan Trust, Ser 2017-2A, Cl A
2.915%, VAR ICE LIBOR USD 1 Month+0.770%, 09/25/2065 (C)	1,470	1,469
Nelnet Student Loan Trust, Ser 2018-3A, Cl A2
2.706%, VAR ICE LIBOR USD 1 Month+0.440%, 09/27/2066 (C)	907	905
Nelnet Student Loan Trust, Ser 2019-4A, Cl A
3.039%, VAR ICE LIBOR USD 1 Month+0.870%, 09/26/2067 (C)	5,000	5,001
Northstars Education Finance Authority, Ser 2007-1, Cl A2
3.332%, VAR ICE LIBOR USD 3 Month+0.750%, 01/29/2046	50	50
Ocean Trails CLO IV, Ser 2013-4A, Cl AR
3.435%, VAR ICE LIBOR USD 3 Month+0.900%, 08/13/2025 (C)	1,524	1,524
Octagon Investment Partners 25, Ser 2018-1A, Cl AR
3.078%, VAR ICE LIBOR USD 3 Month+0.800%, 10/20/2026 (C)	1,415	1,411
Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/2038 (C)	2,484	2,544
Park Place Securities Pass-Through Certificates, Ser 2005-WCW2, Cl M1
3.016%, VAR ICE LIBOR USD 1 Month+0.750%, 07/25/2035	808	809

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
RR 3, Ser 2018-3A, Cl A1R2
3.687%, VAR ICE LIBOR USD 3 Month+1.090%, 01/15/2030 (C)	$1,100	$1,091
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	2,801	3,001
SBA Small Business Investment, Ser 2019-10A, Cl 1
3.113%, 03/10/2029	1,230	1,299
SLC Student Loan Trust, Ser 2005-2, Cl A4
2.771%, VAR ICE LIBOR USD 3 Month+0.160%, 12/15/2039	1,781	1,715
SLM Private Education Loan Trust, Ser 2013-B, Cl A2B
3.425%, VAR ICE LIBOR USD 1 Month+1.100%, 06/17/2030 (C)	20	20
SLM Student Loan EDC Repackaging Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (C)	686	681
SLM Student Loan Trust, Ser 2003-1, Cl A5C
3.361%, VAR ICE LIBOR USD 3 Month+0.750%, 12/15/2032 (C)	1,211	1,180
SLM Student Loan Trust, Ser 2003-4, Cl A5D
3.361%, VAR ICE LIBOR USD 3 Month+0.750%, 03/15/2033 (C)	1,117	1,092
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
3.811%, VAR ICE LIBOR USD 3 Month+1.200%, 12/15/2033 (C)	4,037	4,037
SLM Student Loan Trust, Ser 2005-3, Cl A6
2.433%, VAR ICE LIBOR USD 3 Month+0.150%, 04/25/2040	1,732	1,668
SLM Student Loan Trust, Ser 2006-1, Cl A5
2.690%, VAR ICE LIBOR USD 3 Month+0.110%, 07/26/2021	3,974	3,944
SLM Student Loan Trust, Ser 2006-10, Cl A6
2.433%, VAR ICE LIBOR USD 3 Month+0.150%, 03/25/2044	3,064	2,932
SLM Student Loan Trust, Ser 2006-2, Cl A6
2.453%, VAR ICE LIBOR USD 3 Month+0.170%, 01/25/2041	3,813	3,667
SLM Student Loan Trust, Ser 2006-3, Cl A5
2.680%, VAR ICE LIBOR USD 3 Month+0.100%, 01/25/2021	2,052	2,025
SLM Student Loan Trust, Ser 2006-8, Cl A6
2.443%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2041	4,250	4,025
SLM Student Loan Trust, Ser 2007-2, Cl A4
2.343%, VAR ICE LIBOR USD 3 Month+0.060%, 07/25/2022	2,620	2,558
SLM Student Loan Trust, Ser 2008-2, Cl B
3.476%, VAR ICE LIBOR USD 3 Month+1.200%, 01/25/2083	1,155	1,102

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-3, Cl B
3.476%, VAR ICE LIBOR USD 3 Month+1.200%, 04/26/2083	$1,155	$1,087
SLM Student Loan Trust, Ser 2008-4, Cl B
4.126%, VAR ICE LIBOR USD 3 Month+1.850%, 04/25/2073	1,155	1,164
SLM Student Loan Trust, Ser 2008-5, Cl B
4.126%, VAR ICE LIBOR USD 3 Month+1.850%, 07/25/2073	1,155	1,161
SLM Student Loan Trust, Ser 2008-6, Cl A4
3.376%, VAR ICE LIBOR USD 3 Month+1.100%, 07/25/2023	5,571	5,549
SLM Student Loan Trust, Ser 2008-6, Cl B
4.126%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	1,155	1,152
SLM Student Loan Trust, Ser 2008-7, Cl B
4.126%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	1,155	1,152
SLM Student Loan Trust, Ser 2008-8, Cl B
4.526%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2075	1,155	1,161
SLM Student Loan Trust, Ser 2008-9, Cl A
3.776%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	4,098	4,134
SLM Student Loan Trust, Ser 2008-9, Cl B
4.526%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2083	1,155	1,181
SLM Student Loan Trust, Ser 2010-1, Cl A
2.666%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2025	153	148
SLM Student Loan Trust, Ser 2011-2, Cl A2
3.466%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/2034	495	502
SLM Student Loan Trust, Ser 2012-1, Cl A3
3.216%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/2028	3,969	3,912
SLM Student Loan Trust, Ser 2012-2, Cl A
2.966%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	3,429	3,352
SLM Student Loan Trust, Ser 2012-6, Cl A3
3.016%, VAR ICE LIBOR USD 1 Month+0.750%, 05/26/2026	743	734
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (C)	6	6
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
3.310%, VAR ICE LIBOR USD 3 Month+0.550%, 10/25/2064 (C)	4,350	4,279
SLM Student Loan Trust, Ser 2018-10, Cl A7A
2.876%, VAR ICE LIBOR USD 3 Month+0.600%, 10/25/2029 (C)	3,870	3,843

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2015-A, Cl A2B
3.325%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2027 (C)	$1,165	$1,169
SMB Private Education Loan Trust, Ser 2015-C, Cl A2B
3.725%, VAR ICE LIBOR USD 1 Month+1.400%, 07/15/2027 (C)	612	618
SMB Private Education Loan Trust, Ser 2016-A, Cl A2A
2.700%, 05/15/2031 (C)	2,626	2,656
SMB Private Education Loan Trust, Ser 2016-A, Cl A2B
3.825%, VAR ICE LIBOR USD 1 Month+1.500%, 05/15/2031 (C)	3,687	3,743
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (C)	1,268	1,271
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
3.775%, VAR ICE LIBOR USD 1 Month+1.450%, 02/17/2032 (C)	3,984	4,047
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
3.425%, VAR ICE LIBOR USD 1 Month+1.100%, 09/15/2034 (C)	1,387	1,398
SMB Private Education Loan Trust, Ser 2017-A, Cl A2B
3.225%, VAR ICE LIBOR USD 1 Month+0.900%, 09/15/2034 (C)	1,016	1,018
SMB Private Education Loan Trust, Ser 2017-B, Cl A2A
2.820%, 10/15/2035 (C)	1,552	1,580
SMB Private Education Loan Trust, Ser 2017-B, Cl A2B
3.075%, VAR ICE LIBOR USD 1 Month+0.750%, 10/15/2035 (C)	2,771	2,756
SMB Private Education Loan Trust, Ser 2018-C, Cl A2A
3.630%, 11/15/2035 (C)	617	660
SMB Private Education Loan Trust, Ser 2019-A, Cl A2A
3.440%, 07/15/2036 (C)	3,011	3,166
SoFi Consumer Loan Program LLC, Ser 2017-4, Cl A
2.500%, 05/26/2026 (C)	535	536
SoFi Consumer Loan Program Trust, Ser 2018-1, Cl A1
2.550%, 02/25/2027 (C)	323	323
SoFi Consumer Loan Program Trust, Ser 2018-1, Cl A2
3.140%, 02/25/2027 (C)	5,320	5,357
SoFi Consumer Loan Program Trust, Ser 2019-3, Cl A
2.900%, 05/25/2028 (C)	2,181	2,198
SoFi Professional Loan Program LLC, Ser 2016-A, Cl A2
2.760%, 12/26/2036 (C)	1,023	1,035

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program LLC, Ser 2016-D, Cl A1
3.216%, VAR ICE LIBOR USD 1 Month+0.950%, 01/25/2039 (C)	$159	$160
SoFi Professional Loan Program LLC, Ser 2016-E, Cl A1
2.995%, VAR ICE LIBOR USD 1 Month+0.850%, 07/25/2039 (C)	369	371
SoFi Professional Loan Program LLC, Ser 2016-E, Cl A2B
2.490%, 01/25/2036 (C)	440	444
SoFi Professional Loan Program LLC, Ser 2017-A, Cl A1
2.966%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (C)	347	348
SoFi Professional Loan Program LLC, Ser 2017-D, Cl A2FX
2.650%, 09/25/2040 (C)	245	249
SoFi Professional Loan Program LLC, Ser 2017-E, Cl A1
2.645%, VAR ICE LIBOR USD 1 Month+0.500%, 11/26/2040 (C)	253	253
SoFi Professional Loan Program LLC, Ser 2017-E, Cl A2B
2.720%, 11/26/2040 (C)	3,668	3,736
SoFi Professional Loan Program Trust, Ser 2018-B, Cl A2FX
3.340%, 08/25/2047 (C)	3,215	3,335
South Carolina Student Loan, Ser 2015-A, Cl A
3.645%, VAR ICE LIBOR USD 1 Month+1.500%, 01/25/2036	2,408	2,410
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
2.816%, VAR ICE LIBOR USD 1 Month+0.550%, 09/25/2034	3,364	3,301
Structured Asset Securities Mortgage Loan Trust, Ser 2006-BC5, Cl A4
2.436%, VAR ICE LIBOR USD 1 Month+0.170%, 12/25/2036	7,188	7,028
TCI-Flatiron CLO, Ser 2019-1A, Cl AR
3.523%, VAR ICE LIBOR USD 3 Month+1.220%, 07/17/2028 (C)	500	500
TCI-Symphony CLO, Ser 2018-1A, Cl BR
3.953%, VAR ICE LIBOR USD 3 Month+1.650%, 10/13/2029 (C)	1,500	1,491
TCW CLO AMR, Ser 2019-1A, Cl A
4.119%, VAR ICE LIBOR USD 3 Month+1.440%, 02/15/2029 (C)	1,840	1,839
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (B)(C)	1,273	1,280
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (B)(C)	6,914	7,002
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058 (B)(C)	1,530	1,565
Tralee CLO V, Ser 2018-5A, Cl B
3.978%, VAR ICE LIBOR USD 3 Month+1.700%, 10/20/2028 (C)	990	981
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	630	669

Description	Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044		$610	$643
Venture 32 CLO, Ser 2018-32A, Cl A2A
3.671%, VAR ICE LIBOR USD 3 Month+1.070%, 07/18/2031 (C)		900	892
Venture XXIV CLO, Ser 2016-24A, Cl A1D
4.012%, VAR ICE LIBOR USD 3 Month+1.420%, 10/20/2028 (C)		1,000	1,001
Venture XXX CLO, Ser 2017-30A, Cl B
3.903%, VAR ICE LIBOR USD 3 Month+1.600%, 01/15/2031 (C)		2,000	1,969
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (C)		1,532	1,531
Verizon Owner Trust, Ser 2017-1A, Cl A
2.060%, 09/20/2021 (C)		2,673	2,672
Verizon Owner Trust, Ser 2017-2A, Cl A
1.920%, 12/20/2021 (C)		2,842	2,839
Voya CLO, Ser 2017-2A, Cl A1R
3.838%, VAR ICE LIBOR USD 3 Month+1.250%, 04/17/2030 (C)		2,250	2,256
Voya CLO, Ser 2017-2A, Cl A2A
4.307%, VAR ICE LIBOR USD 3 Month+1.710%, 06/07/2030 (C)		1,000	996
Voya CLO, Ser 2018-3A, Cl A1A
3.747%, VAR ICE LIBOR USD 3 Month+1.150%, 10/15/2031 (C)		1,000	994
Whitehorse XII, Ser 2018-12A, Cl A
3.847%, VAR ICE LIBOR USD 3 Month+1.250%, 10/15/2031 (C)		1,180	1,173
Zais Clo 13, Ser 2019-13A, Cl A1A
3.569%, VAR ICE LIBOR USD 3 Month+1.490%, 07/15/2032 (C)		3,440	3,410
Zais CLO 2, Ser 2017-2A, Cl A1BR
2.920%, 07/25/2026 (C)		1,575	1,574
Zais CLO 5, Ser 2016-2A, Cl A1
3.833%, VAR ICE LIBOR USD 3 Month+1.530%, 10/15/2028 (C)		1,000	1,002

			442,663

Total Asset-Backed Securities (Cost $579,272) ($ Thousands)			588,410

SOVEREIGN DEBT — 1.5%

Abu Dhabi Government International Bond
2.500%, 10/11/2022 (C)		4,220	4,283
China Government Bond
3.310%, 11/30/2025	CNY	5,000	714

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Colombia Government International Bond
5.625%, 02/26/2044	$2,570	$3,306
5.200%, 05/15/2049	4,056	5,086
5.000%, 06/15/2045	1,840	2,222
4.500%, 03/15/2029	910	1,035
Export-Import Bank of India
3.375%, 08/05/2026 (C)	1,410	1,452
Indonesia Government International Bond
5.875%, 03/13/2020	190	194
5.875%, 01/15/2024 (C)	1,264	1,430
5.250%, 01/08/2047 (C)	1,210	1,523
5.125%, 01/15/2045 (C)	2,040	2,500
4.875%, 05/05/2021	500	519
4.750%, 07/18/2047 (C)	400	474
3.850%, 07/18/2027 (C)	1,610	1,723
3.750%, 04/25/2022 (C)	860	887
Israel Government AID Bond
5.500%, 09/18/2033	1,000	1,431
4.024%, 11/01/2024 (A)	1,000	912
3.411%, 02/15/2025 (A)	1,000	905
3.350%, 08/15/2025 (A)	1,000	897
Kazakhstan Government International Bond
4.875%, 10/14/2044 (C)	2,680	3,261
Kuwait International Government Bond
3.500%, 03/20/2027 (C)	1,810	1,987
Mexico Government International Bond
6.050%, 01/11/2040	4,798	6,123
4.750%, 03/08/2044	4,140	4,573
4.600%, 02/10/2048	1,178	1,287
4.500%, 04/22/2029	5,425	5,988
4.500%, 01/31/2050	1,135	1,216
4.000%, 10/02/2023	810	856
3.600%, 01/30/2025	3,190	3,322
Nacional del Cobre de Chile
3.625%, 08/01/2027 (C)	2,770	2,963
Panama Government International Bond
4.500%, 05/15/2047	2,630	3,261
Paraguay Government International Bond
5.400%, 03/30/2050 (C)	956	1,123
Peruvian Government International Bond
6.550%, 03/14/2037	2,280	3,457
5.625%, 11/18/2050	2,700	4,118
Petroleos Mexicanos
6.350%, 02/12/2048	2,813	2,586
Poland Government International Bond
5.000%, 03/23/2022	380	409
Qatar Government International Bond
4.817%, 03/14/2049 (C)	2,970	3,821
4.000%, 03/14/2029 (C)	1,380	1,575
3.875%, 04/23/2023	3,070	3,269
3.250%, 06/02/2026	220	236
Republic of Panama
6.700%, 01/26/2036	1,830	2,674
Republic of Poland Government International Bond
4.000%, 01/22/2024	7,630	8,300

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Russian Foreign Bond - Eurobond
5.625%, 04/04/2042	$7,400	$9,139
Saudi Government International Bond MTN
2.875%, 03/04/2023 (C)	530	545
Uruguay Government International Bond
5.100%, 06/18/2050	2,630	3,261
4.375%, 01/23/2031	3,580	4,054
Total Sovereign Debt (Cost $101,698) ($ Thousands)		114,897

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
FHLB
2.125%, 02/11/2020	660	661
FHLB DN
2.152%, 09/20/2019 (A)	4,670	4,666
2.144%, 09/03/2019 (A)	160	160
2.073%, 09/27/2019 (A)	5,530	5,522
2.002%, 09/09/2019 (A)	8,290	8,287
1.958%, 10/28/2019 (A)	8,290	8,264
FHLMC
2.375%, 01/13/2022	565	576
1.250%, 10/02/2019	240	239
FNMA
2.625%, 09/06/2024	510	539
2.125%, 04/24/2026	515	535
2.000%, 01/05/2022	70	71
1.875%, 09/24/2026	250	256
Tennessee Valley Authority Principal STRIP, PO
0.000%, 11/01/2025 (A)	1,000	891
Total U.S. Government Agency Obligations (Cost $30,417) ($ Thousands)		30,667

MUNICIPAL BONDS — 0.3%

California — 0.1%
California State, Build America Project, GO
7.600%, 11/01/2040	275	474
California State, GO Callable 03/01/2020 @ 100
7.950%, 03/01/2036	2,750	2,830
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,665	2,859
		6,163

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	163	234
6.637%, 04/01/2057	2,377	3,334
		3,568

Illinois — 0.0%
Illinois State, GO
5.100%, 06/01/2033	330	359

Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C-BUILD, RB
6.820%, 07/01/2045	1,170	1,987

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

New York — 0.1%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	$2,405	$3,143
New York City, Build America Project, GO Callable 12/01/2020 @ 100
6.646%, 12/01/2031	2,000	2,115
		5,258

Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	689	970

Oregon — 0.0%
Oregon State, GO
5.762%, 06/01/2023	1,690	1,849

Texas — 0.0%
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,154	1,935

Virginia — 0.0%
Virginia State, Housing Development Authority, Ser C, Cl CTFS, RB
6.000%, 06/25/2034	126	135

Total Municipal Bonds (Cost $18,020) ($ Thousands)		22,224

	Shares

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Government Fund, Cl F
1.970%**†	248,751,120	248,751
Total Cash Equivalent (Cost $248,751) ($ Thousands)		248,751

	Face Amount (Thousands)

REPURCHASE AGREEMENT — 1.1%
Deutsche Bank
2.130%, dated 08/30/2019, to be repurchased on 09/03/2019, repurchase price $80,018,933 (collateralized by various U.S. Treasury Obligations, 0.250%, 01/15/2025, par value $74,464,000; with total market value $81,600,000) (F)	80,000	80,000

Total Repurchase Agreement (Cost $80,000) ($ Thousands)		80,000

Total Investments in Securities — 106.9% (Cost $7,628,272) ($ Thousands)		$7,943,799

	Contracts

PURCHASED OPTIONS* — 0.0%
Total Purchased Options(G) (Cost $1,385) ($ Thousands)	6,214	$544

WRITTEN OPTIONS* — 0.0%
Total Written Options(G) (Premiums Received $1,429) ($ Thousands)	(5,178)	$(1,090)

A list of exchange traded option contracts held by the Fund at August 31, 2019, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Put Options
October 2019, U.S. 10 Year Future Option*	1,370	$180,455	$128.00	09/21/19	$–
October 2019, U.S. 10 Year Future Option*	2,958	389,624	130.00	09/21/19	324
October 2019, U.S. 5 Year Future Option*	912	109,418	118.00	09/21/19	7

Call Options
October 2019, U.S. 10 Year Future Option*	974	128,294	133.00	09/21/19	213

Total Purchased Options		$807,791			$544

WRITTEN OPTIONS — 0.0%

Put Options
November 2019, U.S. 10 Year Future Option*	(1,460)	$(192,309)	126.00	10/19/19	$(46)
October 2019, U.S. 10 Year Future Option*	(448)	(59,010)	131.00	09/21/19	(154)
October 2019, U.S. 10 Year Future Option*	(538)	(70,865)	131.50	09/21/19	(294)
November 2019, U.S. 5 Year Future Option*	(1,824)	(218,837)	116.00	10/19/19	(28)

		(541,021)			(522)

Call Options
November 2019, U.S. 10 Year Future Option*	(370)	(48,736)	133.50	10/19/19	(156)
October 2019, U.S. 10 Year Future Option*	(538)	(70,865)	131.50	09/21/19	(412)

		(119,601)			(568)

Total Written Options		$(660,622)			$(1,090)

A list of the open futures contracts held by the Fund at August 31, 2019, is as follows:

	Number of				Unrealized
	Contracts	Expiration	Notional Amount	Value	Appreciation/(Depreciation)
Type of Contract	Long (Short)	Date	(Thousands)	(Thousands)	(Thousands)
30 Day Federal Funds Futures	(92)	Feb-2020	$(37,537)	$(37,746)	$(209)
30 Day Federal Funds Futures	(631)	Dec-2019	(258,599)	(258,441)	158
90-Day Euro$	348	Jun-2020	84,712	85,786	1,074
90-Day Euro$	112	Mar-2021	27,282	27,674	392
Euro-Bob	(90)	Dec-2019	(13,573)	(13,549)	(4)
Euro-Bob	(161)	Sep-2019	(24,178)	(24,154)	(424)
Euro-Bund	(274)	Dec-2019	(53,381)	(53,191)	(2)
Euro-Bund	(91)	Sep-2019	(17,404)	(17,948)	(819)
U.S. 2-Year Treasury Note	2,798	Jan-2020	604,573	604,696	123
U.S. 5-Year Treasury Note	(73)	Jan-2020	(8,768)	(8,758)	10
U.S. 5-Year Treasury Note	1,601	Jan-2020	191,211	192,082	871
U.S. 5-Year Treasury Note	(3,182)	Jan-2020	(380,413)	(381,765)	(1,352)
U.S. 10-Year Treasury Note	3,061	Dec-2019	402,407	403,191	784
U.S. Long Treasury Bond	(1,353)	Dec-2019	(223,884)	(223,583)	301
U.S. Ultra Long Treasury Bond	1,505	Dec-2019	293,821	297,143	3,322
Ultra 10-Year U.S. Treasury Note	345	Dec-2019	50,042	49,831	(211)
Ultra 10-Year U.S. Treasury Note	(238)	Dec-2019	(34,260)	(34,376)	(116)

			$602,051	$606,892	$3,898

A list of the open forward foreign currency contracts held by the Fund at August 31, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	10/17/19	EUR	853	USD	956	$13
Citigroup	10/17/19	CNY	–	USD	–	–
Citigroup	10/17/19	USD	0	JPY	0	–
Citigroup	10/17/19	USD	734	EUR	650	(16)
Citigroup	10/17/19	GBP	1,568	USD	1,972	58
Citigroup	10/17/19	USD	3,575	AUD	5,148	(103)
Citigroup	10/17/19	EUR	6,278	USD	7,098	159
Citigroup	10/17/19	CNH	9,709	USD	1,412	57
Citigroup	10/17/19	USD	14,951	CAD	19,600	(187)
Citigroup	10/17/19	USD	35,654	BRL	135,480	(2,966)
Goldman Sachs	10/17/19	EUR	125	USD	141	3
Goldman Sachs	10/17/19	EUR	130	USD	143	–

						$(2,982)

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2019 is as follows:

	Credit Default Swap
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX.NA.IG.32	Sell	1.00%	Quarterly	06/20/2024	$(171,180)	$3,594	$2,517	$1,077

						$3,594	$2,517	$1,077

	Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3 MONTH USD - LIBOR	2.2635	Semi-Annually	04/11/2022	USD	96,465	$1,899	$–	$1,899
1.85%	3-MONTH USD - LIBOR	Quarterly	11/15/2044	USD	9,234	(620)	25	(645)
2.75%	3-MONTH USD - LIBOR	Quarterly	08/15/2044	USD	18,002	(4,662)	(95)	(4,567)
3.00%	3-MONTH USD - LIBOR	Quarterly	05/15/2044	USD	20,276	(6,287)	15	(6,302)
3.33%	3-MONTH USD - LIBOR	Quarterly	02/15/2044	USD	20,528	(7,739)	–	(7,739)
3 MONTH USD - LIBOR	3.00%	Semi-Annually	02/15/2036	USD	27,248	6,137	15	6,122
1.55%	SD FEDL01	Annually	04/30/2026	USD	53,965	(1,765)	65	(1,830)
1.81%	3-MONTH USD - LIBOR	Quarterly	11/15/2044	USD	5,750	(337)	7	(344)
1.85%	3-MONTH USD - LIBOR	Quarterly	04/30/2026	USD	83,875	(2,872)	118	(2,990)
2.25%	3-MONTH USD - LIBOR	Quarterly	12/31/2025	USD	38,564	(2,180)	189	(2,369)
2.37%	3-MONTH USD - LIBOR	Quarterly	05/08/2025	USD	20,430	(1,123)	–	(1,123)
2.2635	3-MONTH USD - LIBOR	Quarterly	04/11/2025	USD	39,660	(2,110)	–	(2,110)
2.3%	3-MONTH USD - LIBOR	Quarterly	04/26/2023	USD	87,591	(959)	5	(964)
3 MONTH USD - LIBOR	2.2825%	Semi-Annually	05/08/2022	USD	49,880	1,017	–	1,017
3 MONTH USD - LIBOR	2.25%	Semi-Annually	04/26/2022	USD	85,979	918	17	901
2.5%	3-MONTH USD - LIBOR	Quarterly	01/31/2026	USD	84,650	(6,145)	(1,068)	(5,077)
1.656%	3-MONTH USD - LIBOR	Quarterly	08/23/2049	USD	17,230	(472)	(64)	(408)

						$(27,300)	$(771)	$(26,529)

Percentages are based on Net Assets of $7,432,504 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of August 31, 2019.
†	Investment in Affiliated Security.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2019, the value of these securities amounted to $961,791 ($ Thousands), representing 12.9% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.
(E)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(F)	Tri-Party Repurchase Agreement.
(G)	Refer to table below for details on Options Contracts.

ABS — Asset-Backed Security

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CNH — Chinese Yuan Offshore

CNY — Chinese Yuan Onshore

DN— Discount Note

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

JSC — Joint-Stock Company

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of August 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$2,927,369	$–	$2,927,369
Corporate Obligations	–	2,149,378	–	2,149,378
U.S. Treasury Obligations	–	1,782,103	–	1,782,103
Asset-Backed Securities	–	588,410	–	588,410
Sovereign Debt	–	114,897	–	114,897
U.S. Government Agency Obligations	–	30,667	–	30,667
Municipal Bonds	–	22,224	–	22,224
Cash Equivalent	248,751	–	–	248,751
Repurchase Agreement	–	80,000	–	80,000

Total Investments in Securities	$248,751	$7,695,048	$–	$7,943,799

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$544	$–	$–	$544
Written Options	(1,090)	–	–	(1,090)
Futures Contracts*
Unrealized Appreciation	7,035	–	–	7,035
Unrealized Depreciation	(3,137)	–	–	(3,137)
Forwards Contracts*
Unrealized Appreciation	–	290	–	290
Unrealized Depreciation	–	(3,272)	–	(3,272)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	1,077	–	1,077
Interest Rate Swaps*
Unrealized Appreciation	–	9,939	–	9,939
Unrealized Depreciation	–	(36,468)	–	(36,468)

Total Other Financial Instruments	$3,352	$(28,434)	$–	$(25,082)

* Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of August 31, 2019, the Fund is the seller (“providing protection”) on a total notional amount of $171.2 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS		SINGLE NAME CDS	CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$—	$—	$—	$3,593,994	$3,593,994
Maximum potential amount of future payments	—	—	—	171,180,000	171,180,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)1	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$171,180,000	$—	$—	$171,180,000
101-200	—	—	—	—	—	—
> than 200	—	—	—	—	—	—

Total	$—	$—	$171,180,000	$—	$—	$171,180,000

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The following is summary of the transactions with affiliates for the period ended August 31, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$143,681	$1,613,024	$(1,507,954)	$ —	$ —	$248,751	248,751,120	$1,012	$ —

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 74.3%

Communication Services — 17.5%
Altice Financing
7.500%, 05/15/2026 (A)	$11,481	$12,227
6.625%, 02/15/2023 (A)	410	423
Altice France
8.125%, 02/01/2027 (A)	5,886	6,489
Altice Luxembourg
10.500%, 05/15/2027 (A)	3,442	3,743
7.750%, 05/15/2022 (A)	977	1,002
7.625%, 02/15/2025 (A)	6,220	6,430
AMC Entertainment Holdings
5.750%, 06/15/2025	230	219
AMC Networks
5.000%, 04/01/2024	780	803
4.750%, 08/01/2025	5,634	5,754
CCO Holdings LLC
5.875%, 04/01/2024 (A)	3,211	3,344
5.750%, 02/15/2026 (A)	7,748	8,203
5.500%, 05/01/2026 (A)	5,140	5,416
5.375%, 05/01/2025 (A)	3,230	3,355
5.375%, 06/01/2029 (A)	2,090	2,234
5.125%, 05/01/2027 (A)	8,772	9,276
5.000%, 02/01/2028 (A)	2,875	3,019
CenturyLink
7.500%, 04/01/2024	2,200	2,442
6.750%, 12/01/2023	1,805	1,956
5.800%, 03/15/2022	1,948	2,043
5.625%, 04/01/2025	1,948	1,992
Cincinnati Bell
8.000%, 10/15/2025 (A)	3,829	3,361
7.000%, 07/15/2024 (A)	295	269
Cinemark USA
4.875%, 06/01/2023	800	815
Clear Channel Communications (Escrow Security)
0.000%, 03/01/2021 (B)	22,682	–
Clear Channel Worldwide Holdings
9.250%, 02/15/2024 (A)	9,163	10,045
6.500%, 11/15/2022	5,050	5,160
5.125%, 08/15/2027 (A)	2,514	2,630
Cogent Communications Finance
5.625%, 04/15/2021 (A)	1,170	1,182
Cogent Communications Group
5.375%, 03/01/2022 (A)	1,185	1,229
Consolidated Communications
6.500%, 10/01/2022	2,726	2,549
CSC Holdings LLC
10.875%, 10/15/2025 (A)	2,373	2,694
7.750%, 07/15/2025 (A)	2,430	2,609
7.500%, 04/01/2028 (A)	3,735	4,202
6.750%, 11/15/2021	1,000	1,080
6.625%, 10/15/2025 (A)	400	428
6.500%, 02/01/2029 (A)	4,801	5,380
5.500%, 05/15/2026 (A)	2,400	2,538
5.500%, 04/15/2027 (A)	2,244	2,401
5.375%, 07/15/2023 (A)	905	930
Cumulus Media New Holdings
6.750%, 07/01/2026 (A)	5,210	5,366
Diamond Sports Group LLC
5.375%, 08/15/2026 (A)	6,709	7,044

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Digicel Group
6.750%, 03/01/2023 (A)	$1,730	$731
6.000%, 04/15/2021 (A)	2,830	1,779
Digicel Group One
8.250%, 12/30/2022 (A)	595	333
Digicel International Finance
8.750%, 05/25/2024 (A)	1,363	1,281
DISH DBS
7.750%, 07/01/2026	1,255	1,233
5.875%, 11/15/2024	9,128	8,683
5.000%, 03/15/2023	6,028	5,915
DKT Finance ApS
9.375%, 06/17/2023 (A)	4,245	4,555
Entercom Media
7.250%, 11/01/2024 (A)	3,860	3,923
6.500%, 05/01/2027 (A)	325	336
EW Scripps
5.125%, 05/15/2025 (A)	3,191	3,215
Frontier Communications
8.000%, 04/01/2027 (A)	2,549	2,657
Frontier Communications Corp
11.000%, 09/15/2025	5,762	2,924
10.500%, 09/15/2022	8,001	4,161
8.500%, 04/01/2026 (A)	3,615	3,516
7.625%, 04/15/2024	3,292	1,647
7.125%, 01/15/2023	1,595	813
6.875%, 01/15/2025	8,175	4,169
Getty Images
9.750%, 03/01/2027 (A)	2,425	2,480
Gray Television
7.000%, 05/15/2027 (A)	5,795	6,336
5.125%, 10/15/2024 (A)	3,740	3,862
iHeartCommunications
8.375%, 05/01/2027	3,285	3,543
6.375%, 05/01/2026	430	465
5.250%, 08/15/2027 (A)	1,265	1,330
Inmarsat Finance
6.500%, 10/01/2024 (A)	1,272	1,337
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)	5,475	5,619
8.500%, 10/15/2024 (A)	2,895	2,873
8.000%, 02/15/2024 (A)	1,079	1,124
5.500%, 08/01/2023	7,432	6,763
Intelsat Luxembourg
8.125%, 06/01/2023	2,984	2,372
Lee Enterprises
9.500%, 03/15/2022 (A)	2,349	2,343
Level 3 Financing
5.625%, 02/01/2023	100	102
5.375%, 01/15/2024	550	559
5.375%, 05/01/2025	7,926	8,243
Level 3 Parent LLC
5.750%, 12/01/2022	705	710
Live Nation Entertainment
5.625%, 03/15/2026 (A)	888	947
4.875%, 11/01/2024 (A)	2,917	3,023
McClatchy
9.000%, 07/15/2026	4,948	4,677
McGraw-Hill Global Education Holdings LLC
7.875%, 05/15/2024 (A)	1,035	932
Meredith
6.875%, 02/01/2026 (C)	695	733
Netflix
5.875%, 02/15/2025	3,205	3,538
5.875%, 11/15/2028	863	965
5.375%, 11/15/2029 (A)	275	299
4.875%, 04/15/2028	5,040	5,273

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nexstar Broadcasting
6.125%, 02/15/2022 (A)	$280	$283
5.625%, 08/01/2024 (A)	5,472	5,691
Nexstar Escrow
5.625%, 07/15/2027 (A)	3,718	3,876
Numericable Group
6.250%, 05/15/2024 (A)	950	979
Quebecor Media
5.750%, 01/15/2023	1,380	1,494
Qwest
6.875%, 09/15/2033	3,238	3,254
Radiate Holdco LLC
6.625%, 02/15/2025 (A)	5,069	5,031
Sable International Finance
5.750%, 09/07/2027 (A)	4,483	4,685
Salem Media Group
6.750%, 06/01/2024 (A)	4,390	3,836
Scripps Escrow
5.875%, 07/15/2027 (A)	1,868	1,884
SFR Group
7.375%, 05/01/2026 (A)	9,581	10,228
Sinclair Television Group
5.625%, 08/01/2024 (A)	2,349	2,419
5.125%, 02/15/2027 (A)	7,157	7,156
Sirius XM Radio
5.500%, 07/01/2029 (A)	3,185	3,471
5.375%, 04/15/2025 (A)	4,820	5,001
5.375%, 07/15/2026 (A)	3,045	3,216
5.000%, 08/01/2027 (A)	1,145	1,208
4.625%, 07/15/2024 (A)	1,874	1,956
Sprint
7.875%, 09/15/2023	13,543	15,236
7.625%, 02/15/2025	12,790	14,309
7.625%, 03/01/2026	3,478	3,908
7.250%, 09/15/2021	2,180	2,345
7.125%, 06/15/2024	4,935	5,456
Sprint Capital
8.750%, 03/15/2032	5,920	7,415
Telecom Italia
5.303%, 05/30/2024 (A)	2,240	2,397
Telecom Italia Capital
6.375%, 11/15/2033	495	524
6.000%, 09/30/2034	5,483	5,620
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	1,600	1,627
T-Mobile USA
6.500%, 01/15/2024	955	995
6.500%, 01/15/2026	2,195	2,360
6.375%, 03/01/2025	4,220	4,370
5.375%, 04/15/2027	510	552
4.750%, 02/01/2028	11,130	11,714
4.500%, 02/01/2026	5,319	5,518
0.000%, 01/15/2024 (B)	955	–
0.000%, 03/01/2025 (B)	6,755	–
0.000%, 01/15/2026 (B)	5,459	–
Townsquare Media
6.500%, 04/01/2023 (A)	4,925	4,876
Tribune Media
5.875%, 07/15/2022	3,984	4,043
U.S. Cellular
6.700%, 12/15/2033	2,575	2,746
Uber Technologies
8.000%, 11/01/2026 (A)	4,418	4,647
Univision Communications
5.125%, 02/15/2025 (A)	2,123	2,048
UPCB Finance IV
5.375%, 01/15/2025 (A)	3,140	3,232

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Urban One
7.375%, 04/15/2022 (A)	$8,096	$8,076
Videotron
5.375%, 06/15/2024 (A)	730	788
5.125%, 04/15/2027 (A)	735	774
Virgin Media Secured Finance
5.500%, 05/15/2029 (A)	1,983	2,072
5.250%, 01/15/2026 (A)	795	815
Windstream Services LLC
10.500%, 06/30/2024 (A)(C)	1,185	735
9.000%, 06/30/2025 (A)(C)	5,054	2,931
Zayo Group LLC
6.375%, 05/15/2025	1,015	1,044
6.000%, 04/01/2023	695	717
Ziggo Bond BV
6.000%, 01/15/2027 (A)	3,260	3,399
Ziggo BV
5.500%, 01/15/2027 (A)	7,167	7,561
		465,119

Consumer Discretionary — 10.0%
1011778 BC ULC / New Red Finance Inc
5.000%, 10/15/2025 (A)	1,559	1,610
4.250%, 05/15/2024 (A)	2,915	3,009
Adelphia Communications (Escrow Security)
10.250%, 06/15/2011 (B)(C)	125	1
7.875%, 01/15/2009 (B)(C)	250	–
7.750%, 05/01/2009 (B)(C)	75	–
Adelphia Communications (Escrow Security), Ser B
9.500%, 02/15/2004 (B)(C)	25	–
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (A)	1,290	997
Adient US LLC
7.000%, 05/15/2026 (A)	4,030	4,121
American Axle & Manufacturing
6.625%, 10/15/2022	92	93
6.500%, 04/01/2027	1,740	1,596
6.250%, 04/01/2025	1,205	1,133
6.250%, 03/15/2026	850	788
Aramark Services
5.000%, 02/01/2028 (A)	1,802	1,872
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(C)	2,600	–
Boyd Gaming
6.875%, 05/15/2023	520	539
6.000%, 08/15/2026	530	560
Boyne USA
7.250%, 05/01/2025 (A)	235	257
Cablevision Systems
5.875%, 09/15/2022	1,947	2,083
Caesars Resort Collection LLC
5.250%, 10/15/2025 (A)	5,270	5,362
CCO Holdings LLC
5.875%, 05/01/2027 (A)	1,401	1,492
Cedar Fair
5.375%, 06/01/2024	3,421	3,519
5.250%, 07/15/2029 (A)	636	690
Cengage Learning
9.500%, 06/15/2024 (A)	5,695	5,268
Century Communities
6.750%, 06/01/2027 (A)	2,689	2,850
5.875%, 07/15/2025	1,271	1,309
Churchill Downs
5.500%, 04/01/2027 (A)	2,520	2,678
Cirsa Finance International Sarl
7.875%, 12/20/2023 (A)	2,464	2,603

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Claires Stores
9.000%, 03/15/2019 (C)	$1,480	$–
Constellation Merger Sub
8.500%, 09/15/2025 (A)	870	740
Cooper-Standard Automotive
5.625%, 11/15/2026 (A)	1,485	1,273
Core & Main
6.125%, 08/15/2025 (A)	2,862	2,905
Dana
6.000%, 09/15/2023	980	1,000
Dana Financing Luxembourg Sarl
6.500%, 06/01/2026 (A)	1,245	1,304
Delphi Technologies
5.000%, 10/01/2025 (A)	11,815	10,190
Diamond Resorts International
10.750%, 09/01/2024 (A)	3,680	3,698
Enterprise Development Authority
12.000%, 07/15/2024 (A)	2,210	2,477
ESH Hospitality
5.250%, 05/01/2025 (A)	8,649	8,941
Fontainebleau Las Vegas
0.000%, 06/15/2015 (A)(C)	3,481	–
Ford Motor Credit LLC
4.687%, 06/09/2025	945	978
4.542%, 08/01/2026	370	376
Golden Entertainment
7.625%, 04/15/2026 (A)	2,425	2,522
Golden Nugget
8.750%, 10/01/2025 (A)	3,797	3,982
Goodyear Tire & Rubber
5.125%, 11/15/2023	1,363	1,380
Group 1 Automotive
5.250%, 12/15/2023 (A)	325	333
5.000%, 06/01/2022	3,347	3,381
Guitar Center
13.000%, 04/15/2022 (A)	13,453	10,897
Guitar Center Escrow Issuer
9.500%, 10/15/2021 (A)	2,150	2,026
Hanesbrands
4.875%, 05/15/2026 (A)	370	390
Hillman Group
6.375%, 07/15/2022 (A)	3,996	3,556
Hilton Domestic Operating
5.125%, 05/01/2026	1,110	1,172
Hilton Worldwide Finance LLC
4.875%, 04/01/2027	148	156
4.625%, 04/01/2025	587	606
IAA Spinco
5.500%, 06/15/2027 (A)	1,075	1,145
IHO Verwaltungs GmbH
6.375%, 05/15/2029 (A)	1,565	1,565
6.000%, 05/15/2027 (A)	4,100	4,110
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2020 (B)	4,418	4,379
International Game Technology
6.500%, 02/15/2025 (A)	1,115	1,224
6.250%, 01/15/2027 (A)	4,570	5,015
IRB Holding
6.750%, 02/15/2026 (A)	6,994	7,029
Jack Ohio Finance LLC
6.750%, 11/15/2021 (A)	1,435	1,467
JC Penney
6.375%, 10/15/2036	6,850	1,781
KFC Holding
4.750%, 06/01/2027 (A)	2,091	2,190

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
L Brands
7.500%, 06/15/2029	$966	$952
6.875%, 11/01/2035	75	63
6.750%, 07/01/2036	2,160	1,814
5.250%, 02/01/2028	2,837	2,589
Liberty Interactive LLC
8.250%, 02/01/2030	5,024	5,313
Lions Gate Capital Holdings LLC
6.375%, 02/01/2024 (A)	1,411	1,490
Marriott Ownership Resorts
6.500%, 09/15/2026	920	993
Mattamy Group
6.500%, 10/01/2025 (A)	3,780	4,007
Mattel
6.750%, 12/31/2025 (A)	3,357	3,449
Melco Resorts Finance
5.250%, 04/26/2026	1,360	1,368
Men’s Wearhouse
7.000%, 07/01/2022	1,383	1,366
MGM China Holdings
5.875%, 05/15/2026 (A)	1,150	1,196
5.375%, 05/15/2024 (A)	1,635	1,684
MGM Resorts International
6.000%, 03/15/2023	2,515	2,767
5.750%, 06/15/2025	3,490	3,843
5.500%, 04/15/2027	2,009	2,177
4.625%, 09/01/2026	2,819	2,918
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)(C)	200	–
Monitronics International
9.125%, 04/01/2020 (C)	10,706	535
Neiman Marcus Group LLC
14.000%, 04/25/2024 (A)	1,160	766
8.750% cash/0% PIK, 10/15/2021 (A)	1,360	897
8.750%, 10/25/2024 (A)	1,819	628
8.000%, 10/15/2021 (A)	1,475	973
8.000%, 10/25/2024 (A)	1,096	373
Newell Brands
4.200%, 04/01/2026	1,270	1,318
Panther BF Aggregator 2
8.500%, 05/15/2027 (A)	2,524	2,461
6.250%, 05/15/2026 (A)	5,157	5,350
Party City Holdings
6.625%, 08/01/2026 (A)	3,800	3,620
Penske Automotive Group
5.500%, 05/15/2026	831	871
PetSmart
8.875%, 06/01/2025 (A)	370	346
7.125%, 03/15/2023 (A)	2,065	1,920
5.875%, 06/01/2025 (A)	505	495
PulteGroup
5.000%, 01/15/2027	1,452	1,561
QVC
4.450%, 02/15/2025	1,640	1,706
Sally Holdings LLC
5.625%, 12/01/2025	969	971
Scientific Games International
8.250%, 03/15/2026 (A)	1,403	1,487
5.000%, 10/15/2025 (A)	8,167	8,439
Service International
7.500%, 04/01/2027	1,835	2,202
5.125%, 06/01/2029	475	508
4.625%, 12/15/2027	165	172
Six Flags Entertainment
5.500%, 04/15/2027 (A)	1,150	1,231
4.875%, 07/31/2024 (A)	4,490	4,647

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SRS Distribution
8.250%, 07/01/2026 (A)	$2,271	$2,226
Staples
10.750%, 04/15/2027 (A)	2,230	2,252
7.500%, 04/15/2026 (A)	2,363	2,387
Stars Group Holdings BV
7.000%, 07/15/2026 (A)	5,969	6,335
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (A)	4,870	4,821
Tempur Sealy International
5.625%, 10/15/2023	840	865
5.500%, 06/15/2026	825	862
Tenneco
5.375%, 12/15/2024	415	357
5.000%, 07/15/2026	1,549	1,203
Twin River Worldwide Holdings
6.750%, 06/01/2027 (A)	4,575	4,821
Viking Cruises
6.250%, 05/15/2025 (A)	765	792
5.875%, 09/15/2027 (A)	2,870	2,977
Vista Outdoor
5.875%, 10/01/2023	1,605	1,450
Weight Watchers International
8.625%, 12/01/2025 (A)	3,589	3,598
William Carter
5.625%, 03/15/2027 (A)	340	362
Williams Scotsman International
6.875%, 08/15/2023 (A)	2,535	2,655
Wolverine World Wide
5.000%, 09/01/2026 (A)	3,629	3,629
Wynn Las Vegas LLC
5.500%, 03/01/2025 (A)	1,945	2,052
Yum! Brands
6.875%, 11/15/2037	3,470	3,860
5.350%, 11/01/2043	180	171
		267,759

Consumer Staples — 5.5%
Albertsons LLC
7.500%, 03/15/2026 (A)	2,375	2,642
5.875%, 02/15/2028 (A)	462	487
5.750%, 03/15/2025	2,066	2,118
AMN Healthcare
5.125%, 10/01/2024 (A)	1,410	1,449
Ashtead Capital
5.625%, 10/01/2024 (A)	280	288
4.375%, 08/15/2027 (A)	385	395
B&G Foods
5.250%, 04/01/2025	3,574	3,624
Bausch Health
9.000%, 12/15/2025 (A)	3,848	4,315
7.250%, 05/30/2029 (A)	923	976
7.000%, 03/15/2024 (A)	885	935
7.000%, 01/15/2028 (A)	480	503
6.500%, 03/15/2022 (A)	1,600	1,656
6.125%, 04/15/2025 (A)	5,766	5,939
5.750%, 08/15/2027 (A)	388	416
Bausch Health Americas
9.250%, 04/01/2026 (A)	8,599	9,738
8.500%, 01/31/2027 (A)	3,761	4,175
BCPE Cycle Merger Sub II
10.625%, 07/15/2027 (A)	700	683
Capitol Investment Merger Sub 2 LLC
10.000%, 08/01/2024 (A)	3,760	3,901
Central Garden & Pet
6.125%, 11/15/2023	745	773
5.125%, 02/01/2028	1,515	1,523

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Chobani LLC
7.500%, 04/15/2025 (A)	$1,251	$1,154
Clearwater Seafoods
6.875%, 05/01/2025 (A)	3,031	3,084
Cott Holdings
5.500%, 04/01/2025 (A)	2,141	2,232
Coty
6.500%, 04/15/2026 (A)	620	586
Eagle Holding II LLC
7.750% cash/0% PIK, 05/15/2022 (A)	1,385	1,401
Energizer Holdings
7.750%, 01/15/2027 (A)	805	881
5.500%, 06/15/2025 (A)	1,030	1,043
Envision Healthcare
8.750%, 10/15/2026 (A)	3,151	1,717
FAGE International
5.625%, 08/15/2026 (A)	220	193
First Quality Finance
5.000%, 07/01/2025 (A)	5,063	5,253
Fresh Market
9.750%, 05/01/2023 (A)	920	524
GEMS MENASA Cayman
7.125%, 07/31/2026 (A)	2,798	2,851
Global A&T Electronics
8.500%, 01/12/2023	9,107	8,541
High Ridge Brands
8.875%, 03/15/2025 (A)(C)	800	76
Immucor
11.125%, 02/15/2022 (A)	1,795	1,817
JBS Investments II GmbH
7.000%, 01/15/2026 (A)	2,415	2,611
JBS USA LUX
5.500%, 01/15/2030 (A)	4,563	4,837
Kronos Acquisition Holdings
9.000%, 08/15/2023 (A)	260	229
New Albertsons
8.700%, 05/01/2030	2,229	2,296
Ortho-Clinical Diagnostics
6.625%, 05/15/2022 (A)	7,509	7,246
Pilgrim’s Pride
5.875%, 09/30/2027 (A)	5,300	5,711
Post Holdings
5.750%, 03/01/2027 (A)	1,792	1,904
5.625%, 01/15/2028 (A)	2,490	2,652
5.500%, 03/01/2025 (A)	1,050	1,098
5.500%, 12/15/2029 (A)	757	800
5.000%, 08/15/2026 (A)	4,582	4,777
Prime Security Services Borrower LLC
5.250%, 04/15/2024 (A)	2,070	2,138
Refinitiv US Holdings
6.250%, 05/15/2026 (A)	2,280	2,482
Revlon Consumer Products
6.250%, 08/01/2024	525	302
5.750%, 02/15/2021	358	326
Rite Aid
7.700%, 02/15/2027	5,095	2,802
6.875%, 12/15/2028 (A)	1,425	712
6.125%, 04/01/2023 (A)	5,680	4,587
Sigma Holdco BV
7.875%, 05/15/2026 (A)	4,350	4,285
Simmons Foods
7.750%, 01/15/2024 (A)	447	483
5.750%, 11/01/2024 (A)	4,469	4,234
Sotera Health Holdings LLC
6.500%, 05/15/2023 (A)	3,143	3,198

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Spectrum Brands
6.625%, 11/15/2022	$557	$567
5.750%, 07/15/2025	745	775
Surgery Center Holdings
6.750%, 07/01/2025 (A)	727	622
Team Health Holdings
6.375%, 02/01/2025 (A)	1,384	927
TreeHouse Foods
6.000%, 02/15/2024 (A)	1,095	1,137
Vector Group
10.500%, 11/01/2026 (A)	5,055	5,106
		146,733

Energy — 9.1%
Antero Midstream Partners
5.750%, 03/01/2027 (A)	1,336	1,225
5.750%, 01/15/2028 (A)	175	159
5.375%, 09/15/2024	525	495
Antero Resources
5.625%, 06/01/2023	1,065	983
5.125%, 12/01/2022	2,532	2,329
Archrock Partners
6.000%, 10/01/2022	310	315
Ascent Resources Utica Holdings LLC
7.000%, 11/01/2026 (A)	85	70
Blue Racer Midstream LLC
6.625%, 07/15/2026 (A)	786	774
6.125%, 11/15/2022 (A)	3,867	3,886
Brazos Valley Longhorn LLC
6.875%, 02/01/2025 (C)	1,070	952
Buckeye Partners
4.125%, 12/01/2027	1,250	1,098
Calfrac Holdings
8.500%, 06/15/2026 (A)	4,876	3,072
California Resources
8.000%, 12/15/2022 (A)	1,112	639
Calumet Specialty Products Partners
6.500%, 04/15/2021	3,881	3,832
Carrizo Oil & Gas
8.250%, 07/15/2025	2,437	2,364
6.250%, 04/15/2023	445	426
Centennial Resource Production LLC
6.875%, 04/01/2027 (A)	4,455	4,455
5.375%, 01/15/2026 (A)	1,656	1,577
Cheniere Corpus Christi Holdings LLC
7.000%, 06/30/2024	1,460	1,684
5.875%, 03/31/2025	850	948
5.125%, 06/30/2027	7,152	7,894
Cheniere Energy Partners
5.625%, 10/01/2026	975	1,029
5.250%, 10/01/2025	2,340	2,419
Chesapeake Energy
8.000%, 01/15/2025	4,109	3,113
8.000%, 06/15/2027	726	524
7.500%, 10/01/2026	2,760	1,891
Citgo Holding
9.250%, 08/01/2024 (A)	3,279	3,468
CITGO Petroleum
6.250%, 08/15/2022 (A)	3,651	3,669
CNX Midstream Partners
6.500%, 03/15/2026 (A)	3,645	3,410
Covey Park Energy LLC
7.500%, 05/15/2025 (A)	2,490	1,768
Crestwood Midstream Partners
6.250%, 04/01/2023	755	768
5.750%, 04/01/2025	2,680	2,740
5.625%, 05/01/2027 (A)	435	435

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CrownRock
5.625%, 10/15/2025 (A)	$1,547	$1,532
DCP Midstream Operating
8.125%, 08/16/2030	2,360	2,965
5.375%, 07/15/2025	268	283
5.125%, 05/15/2029	896	919
Delek Logistics Partners
6.750%, 05/15/2025	1,462	1,462
Denbury Resources
9.250%, 03/31/2022 (A)	864	726
9.000%, 05/15/2021 (A)	2,912	2,650
4.625%, 07/15/2023	2,285	788
Energy Transfer
5.500%, 06/01/2027	2,863	3,059
EnLink Midstream LLC
5.375%, 06/01/2029	5,666	5,544
EnLink Midstream Partners
4.850%, 07/15/2026	2,920	2,862
4.400%, 04/01/2024	1,065	1,054
Ensign Drilling
9.250%, 04/15/2024 (A)	2,695	2,520
EP Energy LLC
9.375%, 05/01/2020 (C)	1,728	8
9.375%, 05/01/2024 (A)(C)	1,774	133
8.000%, 11/29/2024 (A)(C)	685	288
8.000%, 02/15/2025 (A)(C)	1,159	87
7.750%, 05/15/2026 (A)(C)	2,335	1,950
6.375%, 06/15/2023 (C)	1,185	3
Equities
3.900%, 10/01/2027	2,773	2,422
Exterran Energy Solutions
8.125%, 05/01/2025	5,155	5,178
Extraction Oil & Gas
7.375%, 05/15/2024 (A)	1,434	1,075
5.625%, 02/01/2026 (A)	5,277	3,483
FTS International
6.250%, 05/01/2022	4,706	3,915
Genesis Energy
6.500%, 10/01/2025	1,436	1,398
Great Western Petroleum LLC
9.000%, 09/30/2021 (A)	2,744	2,408
Gulfport Energy
6.375%, 05/15/2025	295	213
6.375%, 01/15/2026	2,070	1,490
6.000%, 10/15/2024	470	342
Halcon Resources
6.750%, 02/15/2025 (C)	1,070	134
Hess Infrastructure Partners
5.625%, 02/15/2026 (A)	3,714	3,844
Hilcorp Energy I
6.250%, 11/01/2028 (A)	593	546
5.000%, 12/01/2024 (A)	2,438	2,249
KCA Deutag UK Finance
9.875%, 04/01/2022 (A)	2,805	1,823
Laredo Petroleum
6.250%, 03/15/2023	2,333	2,111
Matador Resources
5.875%, 09/15/2026	420	407
McDermott Technology Americas
10.625%, 05/01/2024 (A)	721	509
MEG Energy
7.000%, 03/31/2024 (A)	1,115	1,061
6.500%, 01/15/2025 (A)	870	874
6.375%, 01/30/2023 (A)	300	283
Midstates Petroleum (Escrow Security)
10.750%, 10/01/2020	3,459	–
10.000%, 06/01/2020	1,250	–
9.250%, 06/01/2021	485	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Moss Creek Resources Holdings
10.500%, 05/15/2027 (A)	$1,757	$1,379
7.500%, 01/15/2026 (A)	1,363	951
Nabors Industries
5.750%, 02/01/2025	2,270	1,816
NGL Energy Partners
7.500%, 11/01/2023	1,268	1,283
6.125%, 03/01/2025	2,350	2,280
Nine Energy Service
8.750%, 11/01/2023 (A)	2,270	2,049
Noble Holding International
8.950%, 04/01/2045	3,100	1,721
7.750%, 01/15/2024	4,056	2,697
Northern Oil and Gas
8.500%, 05/15/2023	3,500	3,601
Oasis Petroleum
6.875%, 03/15/2022	290	270
6.875%, 01/15/2023	1,300	1,176
6.250%, 05/01/2026 (A)	455	367
Parkland Fuel
6.000%, 04/01/2026 (A)	2,110	2,215
5.875%, 07/15/2027 (A)	2,315	2,431
Parsley Energy LLC
5.375%, 01/15/2025 (A)	2,138	2,181
5.250%, 08/15/2025 (A)	3,290	3,339
PBF Holding LLC
7.000%, 11/15/2023	3,624	3,724
Peabody Energy
6.375%, 03/31/2025 (A)	2,245	2,343
Precision Drilling
7.750%, 12/15/2023	645	637
7.125%, 01/15/2026 (A)	530	473
6.500%, 12/15/2021	48	48
Pride International LLC
7.875%, 08/15/2040	1,561	913
QEP Resources
5.625%, 03/01/2026	1,151	932
Range Resources
5.875%, 07/01/2022	1,030	986
5.000%, 08/15/2022	2,331	2,174
5.000%, 03/15/2023	1,617	1,431
4.875%, 05/15/2025	1,522	1,248
Rowan
7.375%, 06/15/2025	3,486	2,196
5.850%, 01/15/2044	5,070	2,484
5.400%, 12/01/2042	720	346
SemGroup
5.625%, 07/15/2022	4,490	4,326
SESI LLC
7.750%, 09/15/2024	1,753	1,052
Seven Generations Energy
5.375%, 09/30/2025 (A)	2,593	2,483
Seventy Seven Energy (Escrow Security)
6.500%, 07/15/2022	395	–
Seventy Seven Operating LLC (Escrow Security)
0.000%, 11/15/2019	2,787	–
Shelf Drilling Holdings
8.250%, 02/15/2025 (A)	1,448	1,289
SM Energy
6.625%, 01/15/2027	458	389
6.125%, 11/15/2022	520	484
5.625%, 06/01/2025	405	344
5.000%, 01/15/2024	2,328	2,037

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Southwestern Energy
7.750%, 10/01/2027	$2,033	$1,769
7.500%, 04/01/2026	1,283	1,123
6.200%, 01/23/2025	637	557
Summit Midstream Holdings LLC
5.750%, 04/15/2025	2,758	2,366
5.500%, 08/15/2022	2,330	2,190
Sunoco
5.875%, 03/15/2028	2,791	2,902
5.500%, 02/15/2026	2,500	2,594
Targa Resources Partners
6.875%, 01/15/2029 (A)	516	570
6.750%, 03/15/2024	4,185	4,347
6.500%, 07/15/2027 (A)	2,969	3,221
5.875%, 04/15/2026	685	718
5.250%, 05/01/2023	1,000	1,017
5.000%, 01/15/2028	3,156	3,172
4.250%, 11/15/2023	350	350
Transocean
9.000%, 07/15/2023 (A)	2,380	2,460
7.500%, 01/15/2026 (A)	635	580
7.500%, 04/15/2031	2,133	1,650
7.250%, 11/01/2025 (A)	545	496
Transocean Guardian
5.875%, 01/15/2024 (A)	2,801	2,825
Transocean Pontus
6.125%, 08/01/2025 (A)	844	855
Transocean Poseidon
6.875%, 02/01/2027 (A)	3,774	3,939
Transocean Sentry
5.375%, 05/15/2023 (A)	914	905
USA Compression Partners
6.875%, 04/01/2026	3,315	3,398
Valaris
5.750%, 10/01/2044	690	345
Vine Oil & Gas
9.750%, 04/15/2023 (A)	3,490	1,920
Weatherford International
9.875%, 02/15/2024 (C)	410	173
9.875%, 03/01/2039 (C)	880	370
5.950%, 04/15/2042 (C)	3,645	1,531
Whiting Petroleum
6.625%, 01/15/2026	530	383
6.250%, 04/01/2023	610	479
5.750%, 03/15/2021	1,422	1,330
WPX Energy
8.250%, 08/01/2023	990	1,102
6.000%, 01/15/2022	157	161
5.750%, 06/01/2026	356	369
		243,271

Financials — 4.0%
Acrisure LLC
10.125%, 08/01/2026 (A)	1,156	1,188
8.125%, 02/15/2024 (A)	4,688	5,051
7.000%, 11/15/2025 (A)	1,421	1,309
Alliant Holdings Intermediate LLC
8.250%, 08/01/2023 (A)	3,438	3,511
Allied Universal Holdco LLC
6.625%, 07/15/2026 (A)	921	979
Ally Financial
4.625%, 05/19/2022	1,375	1,451
4.625%, 03/30/2025	315	345
ASP AMC Merger Sub
8.000%, 05/15/2025 (A)	6,505	4,375

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AssuredPartners
7.000%, 08/15/2025 (A)	$3,584	$3,575
BCD Acquisition
9.625%, 09/15/2023 (A)	3,055	3,116
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+3.905%, 11/15/2167	85	91
5.875%, VAR ICE LIBOR USD 3 Month+4.059%, 09/27/2167	515	520
5.800%, VAR ICE LIBOR USD 3 Month+4.093%, 05/15/2168	480	482
CNG Holdings
12.500%, 06/15/2024 (A)	1,405	1,363
CTR Partnership
5.250%, 06/01/2025	3,260	3,358
Donnelley Financial Solutions
8.250%, 10/15/2024	935	968
Fidelity & Guaranty Life Holdings
5.500%, 05/01/2025 (A)	3,205	3,397
Freedom Mortgage
8.250%, 04/15/2025 (A)	6,350	5,524
8.125%, 11/15/2024 (A)	2,947	2,564
FS Energy & Power Fund
7.500%, 08/15/2023 (A)	3,465	3,439
Genworth Holdings
4.900%, 08/15/2023	1,368	1,303
GTCR AP Finance
8.000%, 05/15/2027 (A)	1,540	1,567
HUB International
7.000%, 05/01/2026 (A)	4,328	4,393
Hunt
6.250%, 02/15/2026 (A)	1,767	1,719
Jefferies Finance LLC
6.250%, 06/03/2026 (A)	1,388	1,423
Lloyds Banking Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.760%, 06/27/2168	3,250	3,360
LPL Holdings
5.750%, 09/15/2025 (A)	3,032	3,191
Merger Sub II
10.750%, 08/01/2027 (A)	1,335	1,328
MGM Growth Properties Operating Partnership
5.750%, 02/01/2027 (A)	357	394
5.625%, 05/01/2024	1,335	1,458
4.500%, 09/01/2026	4,501	4,715
4.500%, 01/15/2028	175	179
MSCI
5.375%, 05/15/2027 (A)	535	575
Nationstar Mortgage Holdings
9.125%, 07/15/2026 (A)	8,035	8,497
8.125%, 07/15/2023 (A)	1,749	1,811
Navient
7.250%, 09/25/2023	992	1,101
Quicken Loans
5.250%, 01/15/2028 (A)	5,067	5,257
Springleaf Finance
7.125%, 03/15/2026	4,625	5,275
6.875%, 03/15/2025	3,180	3,605
6.625%, 01/15/2028	285	313
6.125%, 03/15/2024	3,855	4,202
Starwood Property Trust
4.750%, 03/15/2025	2,256	2,312
WeWork
7.875%, 05/01/2025 (A)	2,795	2,851
		107,435

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Health Care — 5.5%
21st Century Oncology
10.000%, 04/30/2023 (B)	$583	$531
Acadia Healthcare
5.625%, 02/15/2023	3,861	3,943
5.125%, 07/01/2022	1,200	1,209
AHP Health Partners
9.750%, 07/15/2026 (A)	1,748	1,878
Avantor
9.000%, 10/01/2025 (A)	2,045	2,301
6.000%, 10/01/2024 (A)	2,578	2,765
Bausch Health
5.875%, 05/15/2023 (A)	115	116
5.500%, 03/01/2023 (A)	2,382	2,406
Catalent Pharma Solutions
5.000%, 07/15/2027 (A)	726	761
Centene
6.125%, 02/15/2024	710	744
5.375%, 06/01/2026 (A)	2,745	2,935
4.750%, 05/15/2022	2,105	2,157
4.750%, 01/15/2025	6,721	6,973
Charles River Laboratories International
5.500%, 04/01/2026 (A)	3,175	3,397
CHS
8.625%, 01/15/2024 (A)	3,885	3,885
8.000%, 03/15/2026 (A)	3,272	3,141
6.875%, 02/01/2022	935	648
6.250%, 03/31/2023	1,632	1,579
DaVita
5.000%, 05/01/2025	2,707	2,710
Encompass Health
5.750%, 11/01/2024	696	704
5.750%, 09/15/2025	931	979
Endo Dac
6.000%, 07/15/2023 (A)	4,529	2,989
Endo Finance LLC
5.750%, 01/15/2022 (A)	1,738	1,373
HCA
5.875%, 05/01/2023	2,675	2,954
5.875%, 02/15/2026	7,520	8,578
5.875%, 02/01/2029	3,821	4,399
5.625%, 09/01/2028	2,306	2,624
5.375%, 02/01/2025	7,746	8,598
5.375%, 09/01/2026	3,520	3,925
Hill-Rom Holdings
5.750%, 09/01/2023 (A)	4,120	4,254
5.000%, 02/15/2025 (A)	1,214	1,247
Hologic
4.375%, 10/15/2025 (A)	805	823
Horizon Pharma USA
5.500%, 08/01/2027 (A)	4,010	4,180
IQVIA
5.000%, 10/15/2026 (A)	4,464	4,710
5.000%, 05/15/2027 (A)	2,230	2,355
Kinetic Concepts
7.875%, 02/15/2021 (A)	1,077	1,110
Mallinckrodt International Finance
5.625%, 10/15/2023 (A)	850	433
5.500%, 04/15/2025 (A)	595	273
Molina Healthcare
4.875%, 06/15/2025 (A)	2,102	2,144
MPH Acquisition Holdings LLC
7.125%, 06/01/2024 (A)	5,384	4,812
Par Pharmaceutical
7.500%, 04/01/2027 (A)	4,888	4,558
Prestige Brands
6.375%, 03/01/2024 (A)	735	770

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Select Medical
6.250%, 08/15/2026 (A)	$3,015	$3,137
Syneos Health
7.500%, 10/01/2024 (A)	763	794
Tenet Healthcare
8.125%, 04/01/2022	930	1,002
7.000%, 08/01/2025	5,204	5,256
6.750%, 06/15/2023	4,214	4,330
6.250%, 02/01/2027 (A)	4,093	4,246
5.125%, 05/01/2025	2,752	2,759
5.125%, 11/01/2027 (A)	815	842
4.875%, 01/01/2026 (A)	2,235	2,297
4.625%, 07/15/2024	3,949	4,063
4.625%, 09/01/2024 (A)	215	221
WellCare Health Plans
5.250%, 04/01/2025	3,300	3,455
		145,273

Industrials — 9.1%
ACCO Brands
5.250%, 12/15/2024 (A)	740	759
ADT Security
4.875%, 07/15/2032 (A)	1,179	1,027
Air Medical Group Holdings
6.375%, 05/15/2023 (A)	7,916	6,936
Allison Transmission
5.875%, 06/01/2029 (A)	355	381
5.000%, 10/01/2024 (A)	520	535
4.750%, 10/01/2027 (A)	3,808	3,903
American Woodmark
4.875%, 03/15/2026 (A)	815	819
Arconic
6.750%, 01/15/2028	628	711
5.900%, 02/01/2027	1,185	1,322
ARD Finance
7.125% cash/0% PIK, 09/15/2023	2,517	2,583
ARD Securities Finance SARL
8.750%, 01/31/2023 (A)	1,405	1,455
Ardagh Packaging Finance
6.000%, 02/15/2025 (A)	4,210	4,397
5.250%, 08/15/2027 (A)	1,915	1,934
Avis Budget Car Rental LLC
6.375%, 04/01/2024 (A)	2,205	2,304
5.750%, 07/15/2027 (A)	1,035	1,054
5.250%, 03/15/2025 (A)	470	479
Avolon Holdings Funding
5.250%, 05/15/2024 (A)	1,602	1,719
5.125%, 10/01/2023 (A)	3,096	3,287
Bombardier
7.875%, 04/15/2027 (A)	4,524	4,382
7.500%, 12/01/2024 (A)	5,288	5,269
7.500%, 03/15/2025 (A)	845	823
Builders FirstSource
6.750%, 06/01/2027 (A)	831	908
5.625%, 09/01/2024 (A)	2,228	2,320
BWAY Holding Co
7.250%, 04/15/2025 (A)	1,743	1,665
5.500%, 04/15/2024 (A)	4,765	4,896
BWX Technologies
5.375%, 07/15/2026 (A)	2,752	2,910
Cenveo (Escrow Security)
8.500%, 09/15/2022 (B)(H)	10,375	141
Clean Harbors
5.125%, 07/15/2029 (A)	394	419
4.875%, 07/15/2027 (A)	3,804	4,023
Cloud Crane LLC
10.125%, 08/01/2024 (A)	2,100	2,258

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Colfax
6.000%, 02/15/2024 (A)	$65	$69
CPG LLC
8.000%, 10/01/2021 (A)	1,348	1,350
DAE Funding LLC
5.750%, 11/15/2023 (A)	1,955	2,063
EnPro Industries
5.750%, 10/15/2026	569	596
F-Brasile
7.375%, 08/15/2026 (A)	564	572
Flex Acquisition
7.875%, 07/15/2026 (A)	1,448	1,310
6.875%, 01/15/2025 (A)	3,274	2,947
Fortress Transportation & Infrastructure Investors LLC
6.750%, 03/15/2022 (A)	2,695	2,803
6.500%, 10/01/2025 (A)	1,105	1,138
Gates Global LLC
6.000%, 07/15/2022 (A)	994	989
GFL Environmental
8.500%, 05/01/2027 (A)	2,637	2,887
7.000%, 06/01/2026 (A)	7,806	8,099
5.375%, 03/01/2023 (A)	6,329	6,361
H&E Equipment Services
5.625%, 09/01/2025	6,431	6,736
Harsco
5.750%, 07/31/2027 (A)	766	794
Herc Holdings
5.500%, 07/15/2027 (A)	3,510	3,633
Hertz
7.625%, 06/01/2022 (A)	1,035	1,078
7.125%, 08/01/2026 (A)	715	730
5.500%, 10/15/2024 (A)	1,680	1,646
James Hardie International Finance DAC
5.000%, 01/15/2028 (A)	2,268	2,325
4.750%, 01/15/2025 (A)	340	348
JELD-WEN
4.875%, 12/15/2027 (A)	3,687	3,567
4.625%, 12/15/2025 (A)	1,035	1,014
LABL Escrow Issuer LLC
10.500%, 07/15/2027 (A)	480	485
6.750%, 07/15/2026 (A)	640	657
LTF Merger Sub
8.500%, 06/15/2023 (A)	1,385	1,418
Masonite International
5.375%, 02/01/2028 (A)	6,027	6,359
New Enterprise Stone & Lime
10.125%, 04/01/2022 (A)	3,215	3,287
6.250%, 03/15/2026 (A)	5,135	5,266
Nielsen Finance LLC
5.000%, 04/15/2022 (A)	2,496	2,509
Nielsen Luxembourg
5.500%, 10/01/2021 (A)	300	301
5.000%, 02/01/2025 (A)	4,123	4,071
Novelis
6.250%, 08/15/2024 (A)	380	398
5.875%, 09/30/2026 (A)	5,601	5,916
PGT Escrow Issuer
6.750%, 08/01/2026 (A)	510	550
RBS Global
4.875%, 12/15/2025 (A)	5,387	5,549
Remington Arms
0.000%, 12/31/2049 (B)	1,885	–
Reynolds Group Issuer
7.000%, 07/15/2024 (A)	2,171	2,244
6.875%, 02/15/2021	78	78
5.803%, VAR ICE LIBOR USD 3 Month+3.500%, 07/15/2021 (A)	800	799
5.750%, 10/15/2020	1,449	1,453

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sensata Technologies
5.625%, 11/01/2024 (A)	$200	$217
5.000%, 10/01/2025 (A)	3,816	4,045
Sensata Technologies UK Financing
6.250%, 02/15/2026 (A)	1,895	2,013
SPX FLOW
5.875%, 08/15/2026 (A)	470	496
5.625%, 08/15/2024 (A)	310	323
Standard Industries
4.750%, 01/15/2028 (A)	1,295	1,301
Stericycle
5.375%, 07/15/2024 (A)	1,250	1,281
Stevens Holding
6.125%, 10/01/2026 (A)	370	385
Summit Materials LLC
6.125%, 07/15/2023	721	733
5.125%, 06/01/2025 (A)	4,886	5,008
Terex
5.625%, 02/01/2025 (A)	905	921
Titan International
6.500%, 11/30/2023	1,500	1,196
TransDigm
6.375%, 06/15/2026	929	975
6.250%, 03/15/2026 (A)	10,627	11,464
TransDigm UK Holdings
6.875%, 05/15/2026	1,388	1,454
Trident Merger Sub
6.625%, 11/01/2025 (A)	2,914	2,513
Trident TPI Holdings
9.250%, 08/01/2024 (A)	2,485	2,429
TriMas
4.875%, 10/15/2025 (A)	375	380
Triumph Group
7.750%, 08/15/2025	4,055	4,065
4.875%, 04/01/2021	625	617
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	1,268	1,363
5.500%, 08/15/2026 (A)	1,931	2,042
Tutor Perini
6.875%, 05/01/2025 (A)	9,725	9,057
United Rentals North America
6.500%, 12/15/2026	4,735	5,149
5.875%, 09/15/2026	2,565	2,751
5.500%, 05/15/2027	2,447	2,626
4.875%, 01/15/2028	1,295	1,358
4.625%, 10/15/2025	1,385	1,424
Vertiv Group
9.250%, 10/15/2024 (A)	3,320	3,137
Wabash National
5.500%, 10/01/2025 (A)	630	621
Weekley Homes LLC
6.625%, 08/15/2025	5,610	5,610
Welbilt
9.500%, 02/15/2024	770	827
XPO Logistics
6.750%, 08/15/2024 (A)	3,214	3,463
6.500%, 06/15/2022 (A)	582	595
6.125%, 09/01/2023 (A)	150	155
		242,008

Information Technology — 3.4%
ACI Worldwide
5.750%, 08/15/2026 (A)	667	700
Anixter
6.000%, 12/01/2025	410	453
5.500%, 03/01/2023	410	440
Ascend Learning LLC
6.875%, 08/01/2025 (A)	928	962

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Avaya
7.000%, 04/01/2019 (C)	$1,524	$–
Banff Merger Sub
9.750%, 09/01/2026 (A)	3,993	3,634
CDK Global
5.250%, 05/15/2029 (A)	313	323
CDW LLC
5.000%, 09/01/2025	914	955
CommScope Finance LLC
8.250%, 03/01/2027 (A)	8,632	8,459
6.000%, 03/01/2026 (A)	2,515	2,562
5.500%, 03/01/2024 (A)	3,620	3,670
CommScope Technologies LLC
6.000%, 06/15/2025 (A)	4,340	3,874
Dell International LLC
6.020%, 06/15/2026 (A)	4,234	4,777
5.875%, 06/15/2021 (A)	340	346
Entegris
4.625%, 02/10/2026 (A)	2,753	2,836
Gartner
5.125%, 04/01/2025 (A)	450	472
GCI LLC
6.875%, 04/15/2025	2,776	2,915
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (A)	2,600	2,808
Go Daddy Operating LLC
5.250%, 12/01/2027 (A)	3,049	3,217
Harland Clarke Holdings
6.875%, 03/01/2020 (A)	1,109	1,076
Hughes Satellite Systems
7.625%, 06/15/2021	2,029	2,191
6.625%, 08/01/2026	200	215
5.250%, 08/01/2026	2,360	2,502
Infor US
6.500%, 05/15/2022	3,220	3,272
Informatica
7.125%, 07/15/2023 (A)	1,330	1,353
MagnaChip Semiconductor
6.625%, 07/15/2021	555	541
NCR
6.375%, 12/15/2023	1,185	1,222
6.125%, 09/01/2029 (A)	735	780
5.750%, 09/01/2027 (A)	2,090	2,207
5.000%, 07/15/2022	4,232	4,261
Nuance Communications
5.625%, 12/15/2026	3,401	3,584
Plantronics
5.500%, 05/31/2023 (A)	150	153
Rackspace Hosting
8.625%, 11/15/2024 (A)	8,480	7,780
Solera LLC
10.500%, 03/01/2024 (A)	1,070	1,134
SS&C Technologies
5.500%, 09/30/2027 (A)	2,767	2,905
Symantec
5.000%, 04/15/2025 (A)	2,570	2,587
Tempo Acquisition LLC
6.750%, 06/01/2025 (A)	2,378	2,443
TIBCO Software
11.375%, 12/01/2021 (A)	3,227	3,388
ViaSat
5.625%, 09/15/2025 (A)	1,396	1,407
VMware
3.900%, 08/21/2027	1,164	1,189
		89,593

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Materials — 6.3%
AK Steel
7.000%, 03/15/2027	$2,658	$2,233
Alcoa Nederland Holding
7.000%, 09/30/2026 (A)	415	447
6.750%, 09/30/2024 (A)	960	1,008
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)	1,927	2,004
Aleris International
10.750%, 07/15/2023 (A)	1,155	1,216
Alpha 2 BV
8.750%, 06/01/2023 (A)	2,415	2,333
Alpha 3 BV
6.250%, 02/01/2025 (A)	3,100	3,077
Ashland LLC
6.875%, 05/15/2043	1,384	1,536
Axalta Coating Systems LLC
4.875%, 08/15/2024 (A)	275	285
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	4,315	4,391
Berry Global
4.500%, 02/15/2026 (A)	4,548	4,525
Berry Global (Escrow Security)
5.625%, 07/15/2027 (A)	2,725	2,861
4.875%, 07/15/2026 (A)	4,317	4,533
Boart Longyear Management Pty
10.000%, 12/31/2022	3,251	3,016
Chemours
6.625%, 05/15/2023	1,360	1,384
5.375%, 05/15/2027	923	819
Clearwater Paper
5.375%, 02/01/2025 (A)	1,605	1,493
Cleveland-Cliffs
5.750%, 03/01/2025	2,645	2,651
4.875%, 01/15/2024 (A)	1,831	1,868
Constellium
6.625%, 03/01/2025 (A)	530	555
5.875%, 02/15/2026 (A)	3,332	3,473
Cornerstone Chemical
6.750%, 08/15/2024 (A)	8,478	7,800
Crown Americas LLC
4.750%, 02/01/2026	2,267	2,380
4.500%, 01/15/2023	890	935
4.250%, 09/30/2026	1,813	1,881
CVR Partners
9.250%, 06/15/2023 (A)	2,225	2,324
Eldorado
9.500%, 06/01/2024 (A)	3,105	3,338
Element Solutions
5.875%, 12/01/2025 (A)	3,686	3,847
First Quantum Minerals
7.500%, 04/01/2025 (A)	3,990	3,651
7.250%, 04/01/2023 (A)	1,440	1,354
6.875%, 03/01/2026 (A)	3,262	2,899
6.500%, 03/01/2024 (A)	1,075	975
FMG Resources August 2006 Pty
5.125%, 05/15/2024 (A)	2,667	2,780
Freeport-McMoRan
5.450%, 03/15/2043	6,863	6,263
5.400%, 11/14/2034	4,145	3,979
5.250%, 09/01/2029	655	649
5.000%, 09/01/2027	5,014	5,001
4.550%, 11/14/2024	980	990
3.875%, 03/15/2023	3,148	3,181
GCP Applied Technologies
5.500%, 04/15/2026 (A)	920	941

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Greif
6.500%, 03/01/2027 (A)	$580	$609
Hexion
7.875%, 07/15/2027 (A)	6,753	6,534
Hudbay Minerals
7.625%, 01/15/2025 (A)	1,150	1,167
INEOS Group Holdings
5.625%, 08/01/2024 (A)	1,805	1,836
Kraton Polymers LLC
7.000%, 04/15/2025 (A)	4,142	4,292
LSB Industries
9.625%, 05/01/2023 (A)	5,400	5,643
Mineral Resources
8.125%, 05/01/2027 (A)	3,915	3,998
Mountain Province Diamonds
8.000%, 12/15/2022 (A)	4,010	3,910
Neon Holdings
10.125%, 04/01/2026 (A)	483	473
New Gold
6.250%, 11/15/2022 (A)	2,712	2,658
NOVA Chemicals
5.250%, 06/01/2027 (A)	405	423
5.000%, 05/01/2025 (A)	3,127	3,197
4.875%, 06/01/2024 (A)	535	549
OI European Group BV
4.000%, 03/15/2023 (A)	2,172	2,188
Owens-Brockway Glass Container
6.375%, 08/15/2025 (A)	815	872
5.875%, 08/15/2023 (A)	1,696	1,806
Rain CII Carbon LLC
7.250%, 04/01/2025 (A)	9,350	8,789
Reichhold Industries
9.000%, 05/01/2018 (A)(B)(C)	1,056	–
Scotts Miracle-Gro
6.000%, 10/15/2023	1,115	1,155
5.250%, 12/15/2026	165	171
Starfruit Finco BV
8.000%, 10/01/2026 (A)	3,985	3,885
Taseko Mines
8.750%, 06/15/2022 (A)	1,814	1,728
Teck Resources
6.125%, 10/01/2035	471	551
Trinseo Materials Operating SCA
5.375%, 09/01/2025 (A)	975	917
Tronox
6.500%, 04/15/2026 (A)	1,639	1,557
Tronox Finance
5.750%, 10/01/2025 (A)	1,616	1,499
U.S. Steel
6.250%, 03/15/2026	3,849	3,404
Venator Finance Sarl
5.750%, 07/15/2025 (A)	1,369	1,143
Warrior Met Coal
8.000%, 11/01/2024 (A)	2,330	2,432
		168,262

Real Estate — 1.6%
Brookfield Property REIT
5.750%, 05/15/2026 (A)	2,785	2,931
Equinix
5.875%, 01/15/2026	1,045	1,112
5.750%, 01/01/2025	100	104
GEO Group
6.000%, 04/15/2026	1,309	1,132
5.875%, 01/15/2022	835	808
5.875%, 10/15/2024	170	150
5.125%, 04/01/2023	2,851	2,562

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hospitality Properties Trust
4.950%, 02/15/2027	$2,313	$2,400
Iron Mountain
5.750%, 08/15/2024	2,400	2,430
5.250%, 03/15/2028 (A)	3,788	3,930
4.875%, 09/15/2027 (A)	2,722	2,795
Iron Mountain US Holdings
5.375%, 06/01/2026 (A)	1,150	1,187
Kennedy-Wilson
5.875%, 04/01/2024	500	512
MPT Operating Partnership
5.000%, 10/15/2027	1,018	1,087
4.625%, 08/01/2029	2,275	2,366
Newmark Group
6.125%, 11/15/2023	961	1,044
Outfront Media Capital LLC
5.000%, 08/15/2027 (A)	3,476	3,593
Realogy Group LLC
4.875%, 06/01/2023 (A)	1,699	1,474
RHP Hotel Properties
5.000%, 04/15/2021	555	555
5.000%, 04/15/2023	830	851
Sabra Health Care
5.125%, 08/15/2026	691	746
SBA Communications
4.875%, 09/01/2024	600	621
Uniti Group
8.250%, 10/15/2023	675	597
7.125%, 12/15/2024 (A)	1,335	1,122
6.000%, 04/15/2023 (A)	3,670	3,496
VICI Properties 1 LLC
8.000%, 10/15/2023	1,542	1,685
		41,290

Telecommunication Services — 0.5%
CommScope
5.500%, 06/15/2024 (A)	1,126	1,065
CSC Holdings LLC
5.750%, 01/15/2030 (A)	1,554	1,626
Diamond Sports Group LLC
6.625%, 08/15/2027 (A)	6,589	6,902
GCI LLC
6.625%, 06/15/2024 (A)	2,510	2,679
Midcontinent Communications
5.375%, 08/15/2027 (A)	1,042	1,082
		13,354

Utilities — 1.8%
AES
6.000%, 05/15/2026	125	134
5.500%, 04/15/2025	565	590
AmeriGas Partners
5.875%, 08/20/2026	235	255
5.750%, 05/20/2027	2,089	2,210
5.500%, 05/20/2025	3,129	3,309
Calpine
5.250%, 06/01/2026 (A)	1,126	1,140
Clearway Energy Operating LLC
5.750%, 10/15/2025 (A)	1,449	1,511
FirstEnergy Solutions
6.050%, 08/15/2021 (C)	1,310	1,107
NextEra Energy Operating Partners
4.500%, 09/15/2027 (A)	3,872	3,978
4.250%, 07/15/2024 (A)	2,563	2,634
NRG Energy
7.250%, 05/15/2026	2,620	2,872
6.625%, 01/15/2027	286	309
5.250%, 06/15/2029 (A)	350	373

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NSG Holdings LLC
7.750%, 12/15/2025 (A)	$2,323	$2,491
Talen Energy Supply LLC
7.250%, 05/15/2027 (A)	2,513	2,494
6.625%, 01/15/2028 (A)	4,040	3,909
6.500%, 06/01/2025	221	168
TerraForm Power Operating LLC
5.000%, 01/31/2028 (A)	2,607	2,715
4.250%, 01/31/2023 (A)	2,570	2,633
Texas Energy (Escrow Security)
4.119%, 12/31/2034 (B)	226	–
Vistra Operations LLC
5.625%, 02/15/2027 (A)	1,488	1,576
5.500%, 09/01/2026 (A)	5,721	6,007
5.000%, 07/31/2027 (A)	3,268	3,374
4.300%, 07/15/2029 (A)	3,259	3,330
		49,119
Total Corporate Obligations (Cost $1,991,916) ($ Thousands)		1,979,216

LOAN PARTICIPATIONS — 9.2%
Academy, LTD., Initial Term Loan, 1st Lien
6.244%, VAR LIBOR+4.000%, 07/01/2022	2,898	1,928
6.230%, VAR LIBOR+4.000%, 07/01/2022	5,584	3,716
Acrisure, LLC, 2017-2 Refinancing Term Loan, 1st Lien
6.362%, VAR LIBOR+3.750%, 05/06/2024	2,324	2,303
Air Medical Group Holdings, Inc., 2018 New Term Loan, 1st Lien
6.362%, VAR LIBOR+3.250%, 07/14/2025 (D)	1,802	1,690
Air Medical Group Holdings, Inc., 2018 Term Loan, 1st Lien
5.432%, VAR LIBOR+3.500%, 07/13/2026	1,552	1,457
Akorn, Term Loan B, 1st Lien
9.120%, VAR LIBOR+4.750%, 04/16/2021	1,475	1,362
Aleris International, Inc., Initial Term Loan, 1st Lien
6.862%, VAR LIBOR+4.500%, 12/10/2023	3,422	3,421
Alvogen Pharma US, Inc., 2018 Refinancing Term Loan, 1st Lien
6.860%, VAR UNFND+0.500%, 06/27/2025	2,313	2,091
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
5.230%, VAR LIBOR+4.250%, 10/31/2023	2,766	2,774
American Tire Distributors, Inc., Initial Term Loan, 1st Lien
9.624%, VAR LIBOR+6.000%, 10/19/2023	5,165	4,649
Ascend Learning, Term Loan, 1st Lien
5.112%, VAR LIBOR+3.250%, 07/12/2024	255	253
Asurion, LLC (fka Asurion Corporation), Replacement B-6 Term Loan, 2nd Lien
5.112%, VAR LIBOR+6.500%, 11/30/2022	74	74

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan, 1st Lien
8.612%, VAR UNFND+0.500%, 08/04/2025	$4,023	$4,078
Avaya Inc., Tranche B Term Loan, 1st Lien
6.445%, VAR LIBOR+4.250%, 03/03/2025	1,554	1,525
Bass Pro Group, Term Loan B
7.112%, VAR LIBOR+2.750%, 11/01/2024	1,600	1,519
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
5.201%, VAR LIBOR+7.250%, 06/11/2026	928	929
BCP Raptor, LLC, Initial Term Loan, 1st Lien
6.362%, VAR LIBOR+3.500%, 06/24/2024	1,883	1,713
Big River Steel LLC, Closing Date Term Loan, 1st Lien
7.330%, VAR UNFND+1.000%, 02/09/2024	2,340	2,340
Boardriders, Inc., Initial Loan, 1st Lien
8.624%, VAR LIBOR+6.500%, 06/21/2024	2,918	2,836
Brazos Delaware II, LLC, Initial Term Loan, 1st Lien
6.169%, VAR LIBOR+3.500%, 05/16/2022	2,585	2,315
Brookfield Property REIT Inc., Initial Term B Loan, 1st Lien
4.612%, VAR LIBOR+2.500%, 02/28/2022	2,965	2,887
Builders FirstSource, Inc., Refinancing Term Loan, 1st Lien
5.330%, VAR LIBOR+2.000%, 10/03/2023	–	–
BWay Holding Company , Initial Term Loan, 1st Lien
5.590%, VAR LIBOR+3.250%, 10/03/2023	4,854	4,713
California Resources Corporation, Initial Loan, 1st Lien
6.866%, VAR LIBOR+10.375%, 07/28/2022	1,414	1,285
California Resources Corporation, Loan, 1st Lien
12.491%, VAR LIBOR+4.500%, 07/28/2022	4,362	3,860
Carestream Health, Inc., Extended Term Loan, 1st Lien
11.612%, VAR LIBOR+7.000%, 10/26/2024	3,033	2,882
Carestream Health, Inc., Extended Term Loan, 2nd Lien
7.862%, VAR LIBOR+9.500%, 10/26/2024	1,526	1,451
Cengage Learning, Inc., 2016 Refinancing Term Loan, 1st Lien
6.362%, VAR LIBOR+3.750%, 03/31/2023	5,383	5,149
Cenveo Corporation, Exit Term Loan, 1st Lien
11.145%, VAR LIBOR+9.000%, 11/26/2025	2,327	2,315

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
CityCenter Holdings, LLC , Term B Loan, 1st Lien
4.362%, VAR LIBOR+2.000%, 10/05/2023	$969	$968
Claire’s Stores Inc, Term Loan, 1st Lien
9.938%, 10/12/2038 (B)(H)	1,044	1,880
Cumulus Media New Holdings Inc., Term Loan, 1st Lien
6.620%, VAR LIBOR+4.000%, 04/20/2022	2,256	2,262
Diebold Nixdorf, Incorporated (f/k/a Diebold, Incorporated), Term A-1 Loan, 1st Lien
11.375%, VAR LIBOR+3.250%, 09/08/2022	1,627	1,717
East Valley Tourist Development Authority, Term Loan, 1st Lien
10.112%, VAR LIBOR+3.750%, 03/08/2024 (B)	3,885	3,847
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
5.862%, VAR LIBOR+5.750%, 04/13/2026	8,386	6,472
Epic Crude Services, LP, Term Loan, 1st Lien
7.040%, VAR LIBOR+5.500%, 02/17/2022	2,990	2,874
EPIC Y-Grade Services, LP, Term Loan, 1st Lien
7.535%, VAR UNFND+0.500%, 02/17/2022	3,695	3,575
Equitrans Midstream Corporation, Loan, 1st Lien
6.612%, VAR UNFND+0.500%, 07/08/2022	1,089	1,085
Evergreen Skills Lux S.À R.L., Initial Term Loan, 1st Lien
6.946%, VAR LIBOR+4.750%, 12/29/2022	3,395	2,829
Flex Acquisition Company, Inc., Initial Term Loan, 1st Lien
5.319%, VAR UNFND+0.500%, 06/15/2025	1,900	1,807
Foresight Energy LLC, Term Loan, 1st Lien
8.000%, VAR LIBOR+4.000%, 07/31/2025	2,269	1,470
Formula One Management Limited, Facility B3 (USD), 1st Lien
4.612%, VAR LIBOR+4.000%, 07/02/2025	3,073	3,006
Forterra Finance, LLC, Replacement Term Loan, 1st Lien
5.112%, VAR LIBOR+3.000%, 02/19/2026	3,703	3,455
Frontier Communications Corporation, Term B-1 Loan, 1st Lien
5.870%, VAR LIBOR+6.500%, 12/23/2024	2,325	2,297
Gardner Denver, Inc., Tranche B-1 Dollar Term Loan, 1st Lien
4.862%, VAR Euribor+3.000%, 10/20/2022	782	784
Gates Global LLC, Initial B-2 Dollar Term Loan, 1st Lien
4.862%, VAR Euribor+3.000%, 10/04/2023	866	844

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Go Wireless, Inc., Senior Lien Term Loan, None
8.612%, VAR FIXED+6.500%, 10/11/2024	$1,887	$1,825
Green Energy Partners/Stonewall LLC, Term B-1 Conversion Advances, 1st Lien
7.830%, VAR LIBOR+5.500%, 03/02/2026 (B)	726	697
Gulf Finance, LLC, Tranche B Term Loan, 1st Lien
7.580%, VAR LIBOR+5.250%, 04/05/2023	887	695
7.480%, VAR LIBOR+5.250%, 04/05/2023	1,492	1,169
Harland Clarke Holdings Corp. (fka Clarke American Corp.), Initial Term Loan, 1st Lien
7.080%, VAR Prime Rate by Country+4.250%, 09/12/2024	463	359
Hillman Group, Inc., The, Initial Term Loan, 1st Lien
6.112%, VAR LIBOR+1.750%, 11/27/2023 (D)	1,718	1,663
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), Initial Term Loan, 1st Lien
6.230%, VAR Euribor+3.000%, 11/01/2025	2,109	2,113
II-VI Inc., Term Loan B, 1st Lien
0.147%, 05/08/2026	1,830	1,821
Indivior Finance S.a r.l., 2017 Replacement USD Term Loan, 1st Lien
6.760%, VAR LIBOR+4.250%, 04/11/2022	884	813
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan, 1st Lien
5.895%, VAR LIBOR+4.500%, 12/24/2021	570	569
Intelsat Jackson Holdings S.A., Tranche B-4 Term Loan, 1st Lien
6.645%, VAR FIXED+6.625%, 12/24/2021	577	580
Knight Engery Services
8.500%, 02/09/2024	68	68
Kronos Acquisition Intermediate Inc., Initial Loan, 1st Lien
6.256%, VAR LIBOR+4.000%, 06/30/2020	575	545
Lanai Holdings II, Inc., Initial Term Loan, 1st Lien
7.008%, VAR LIBOR+4.750%, 09/29/2025	6	6
7.006%, VAR LIBOR+4.750%, 09/29/2025	3,649	3,375
Lifescan Global Corporation, Initial Term Loan, 2nd Lien
8.660%, VAR LIBOR+12.500%, 09/30/2022	6,559	6,156
Ligado Networks LLC (fka New LightSquared, LLC), Junior Loan, 2nd Lien
14.980%, VAR LIBOR+3.750%, 07/03/2026 (B)(D)	199	80
MA Financeco., LLC, Tranche B-2 Term Loan, 1st Lien
4.362%, VAR LIBOR+2.500%, 03/06/2026	2,608	2,584

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Mashantucket (Western) Pequot Tribe, Term A Loan, 1st Lien
5.612%, VAR LIBOR+8.125%, 04/17/2023 (B)	$135	$133
Mashantucket (Western) Pequot Tribe, Term B Loan, 1st Lien
10.237%, VAR Euribor+3.250%, 12/19/2020 (B)	11,837	11,748
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
8.340%, VAR LIBOR+3.250%, 10/25/2023	5,308	5,295
McDermott International, Inc., Term Loan, 1st Lien
7.112%, VAR LIBOR+4.000%, 10/31/2024	2,420	2,216
McGraw-Hill Global Education Holdings, LLC, Term B Loan, 1st Lien
6.112%, VAR LIBOR+5.750%, 04/11/2024	4,422	4,177
Metroflag, Term Loan, 2nd Lien
14.000%, VAR LIBOR0.000%, 01/06/2009 (B)(C)	325	–
MGM Resorts International (MGM Grand Detroit, LLC), Term A Loan, 1st Lien
4.112%, VAR LIBOR+3.750%, 08/08/2024	655	649
MLN US HoldCo LLC, Term B Loan, 2nd Lien
6.612%, VAR LIBOR+8.750%, 05/17/2022	1,460	1,392
Mohegan Tribal Gaming Authority, Term B Loan, 1st Lien
6.112%, VAR LIBOR+3.250%, 10/03/2022	2,307	2,134
Monitronics International, Inc., Term B-2 Loan, 1st Lien
8.612%, VAR Prime Rate by Country+4.500%, 10/03/2022	7,262	6,808
Murray Energy Corporation, Superpriority Term B-2 Loan, 1st Lien
9.362%, VAR LIBOR+7.250%, 07/19/2023	3,215	1,550
Navistar, Inc., Tranche B Term Loan, 1st Lien
5.700%, VAR LIBOR+6.500%, 09/29/2025	2,408	2,397
Neiman Marcus Group LTD LLC, Cash Pay/PIK Extended Term Loan, 1st Lien
8.729%, VAR LIBOR+3.250%, 05/12/2023	2,066	1,685
Nestle Skin Health, Term Loan B
0.000%, 07/16/2026 (E)	1,160	1,159
New LightSquared LLC, Loan, 1st Lien
11.222%, VAR PIK Interest+8.750%, 08/26/2021	156	135
New rue21, LLC, Term Loan, 1st Lien
12.500%, VAR LIBOR+6.000%, 08/26/2021	183	146
Nine West Holdings Inc., Term Loan
10.387%, 03/19/2024 (D)	1,175	1,163

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
5.463%, VAR LIBOR+3.250%, 03/20/2023	$1,589	$1,533
Panther BF Aggregator 2 L P, Initial Dollar Term Loan, 1st Lien
5.612%, VAR FIXED+13.000%, 07/13/2021	1,445	1,423
Paperworks Industries, Inc., Loan, 1st Lien
13.000%, VAR UNFND+0.500%, 01/31/2024 (B)	1,066	1,109
Peak 10, Term Loan
5.830%, VAR LIBOR+7.250%, 03/29/2025	3,324	2,856
Perforce Software, Inc., Term Loan, 1st Lien
6.612%, VAR LIBOR+4.500%, 12/17/2024 (D)	1,056	1,051
Petco Animal Supplies, Inc., Term Loan, 1st Lien
5.506%, VAR LIBOR+5.000%, 09/30/2024	1,488	1,061
PetSmart, Inc., Amended Loan, 1st Lien
6.210%, VAR LIBOR+3.000%, 10/20/2022	4,395	4,263
Plantronics, Inc., Initial Term B Loan, 1st Lien
4.612%, VAR LIBOR+2.500%, 05/29/2026	1,098	1,093
Quorum Health Corporation, Term Loan, 1st Lien
9.006%, VAR LIBOR+5.000%, 12/21/2023	1,334	1,312
Refinitiv US Holdings Inc., Initial Dollar Term Loan, 1st Lien
5.862%, VAR Euribor+4.000%, 01/03/2024	398	400
Regionalcare Hospital Partners Holdings, Inc., Term B Loan, 2nd Lien
6.645%, VAR LIBOR+8.250%, 08/04/2025	8,367	8,336
Revlon Consumer Products Corporation, Initial Term B Loan, 1st Lien
5.624%, VAR LIBOR+3.500%, 10/12/2024	4,541	3,597
5.612%, VAR LIBOR+3.500%, 10/12/2024	18	14
Schenectady International Group, Inc., Initial Term Loan, 1st Lien
7.080%, VAR LIBOR+4.750%, 11/08/2022	83	80
7.063%, VAR LIBOR+4.750%, 11/08/2022	3,271	3,132
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
4.896%, VAR LIBOR+2.750%, 02/02/2024	2,197	2,169
4.862%, VAR LIBOR+2.750%, 02/02/2024	529	523
Sequa Mezzanine Holdings L.L.C., Initial Term Loan, 1st Lien
7.187%, VAR LIBOR+5.000%, 06/19/2024	2,388	2,357

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
SP PF Buyer LLC, Term Loan, 1st Lien
6.830%, 12/22/2025	$2,823	$2,555
Staples, Inc., 2019 Refinancing New Term B- 1 Loan, 1st Lien
7.197%, VAR LIBOR+4.500%, 04/10/2023	1,496	1,436
Steinway Musical Instruments, Term Loan B, 1st Lien
5.947%, VAR LIBOR+3.750%, 02/14/2025	2,503	2,456
Syniverse Holdings, Inc., Tranche C Term Loan , 1st Lien
7.195%, VAR LIBOR+3.000%, 07/01/2024	5,397	5,030
Team Health Holdings, Inc., Initial Term Loan, 1st Lien
4.862%, VAR LIBOR+6.000%, 03/15/2024	4,643	3,727
Tempo Acquisition, LLC, Initial Term Loan, 1st Lien
5.112%, VAR LIBOR+5.250%, 08/16/2024	1,425	1,424
Thor Industries, Inc., Initial USD Term Loan, 1st Lien
6.000%, VAR Prime Rate by Country+2.750%, 03/21/2025	2,039	1,978
Titan Acquisition Limited, Initial Term Loan, 1st Lien
5.112%, VAR LIBOR+4.250%, 08/31/2022	1,980	1,896
Traverse Midstream Partners LLC, Advance, 1st Lien
6.260%, VAR LIBOR+3.500%, 10/10/2024	2,319	2,184
U.S. Renal Care, Inc., Initial Term Loan
7.112%, VAR LIBOR+4.250%, 03/16/2023	580	553
Ultra Resources, Inc., Loan, 1st Lien
5.895%, VAR PIK Interest+0.250%, 02/24/2025	2,573	1,725
Weight Watchers International, Inc., Initial Term Loan, 1st Lien
7.070%, VAR LIBOR+4.750%, 11/30/2023	960	958
6.980%, VAR LIBOR+4.750%, 11/30/2023	359	359
Windstream Services, LLC (fka Windstream Corporation), Tranche B-6 Term Loan (2016), 1st Lien
10.500%, VAR Prime Rate by Country+4.250%, 11/18/2021	3,544	3,594
Windstream Services, LLC (fka Windstream Corporation), Tranche B-7 Term Loan, 1st Lien
9.750%, VAR LIBOR+3.000%, 11/18/2021	1,090	1,094
Woodford Express LLC, Term Loan B, 1st Lien
7.112%, VAR LIBOR+5.000%, 01/27/2025	2,211	2,100

Total Loan Participations (Cost $255,333) ($ Thousands)		245,970

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 9.0%

Other Asset-Backed Securities — 9.0%

Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
2.875%, VAR ICE LIBOR USD 1 Month+0.550%, 03/15/2019 (A)(B)(C)	$835	$34
B&M CLO, Ser 2014-1A, Cl E
8.072%, VAR ICE LIBOR USD 3 Month+5.750%, 04/16/2026 (A)(B)	2,520	2,112
Battalion CLO IV, Ser 2013-4A, Cl SUB
0.000%, 10/22/2025 (A)(B)(G)	1,560	8
Battalion CLO V, Ser 2014-5A, Cl SUB
0.000%, 04/17/2026 (A)(B)(G)	3,445	67
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028 (A)(B)(G)	4,614	1,799
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 04/18/2030 (A)(B)(G)(H)	4,378	2,714
Battalion CLO VIII, Ser 2017-8A, Cl D1R
9.300%, VAR ICE LIBOR USD 3 Month+7.000%, 07/18/2030 (A)(B)	5,000	4,913
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/24/2029 (A)(B)(G)(H)	6,380	5,327
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 10/24/2029 (A)(B)(G)	10,431	8,136
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(B)(G)	8,633	7,079
Battalion CLO XIV
0.000%, 04/20/2032 (B)(G)	6,147	5,494
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(B)(G)(H)	2,640	1,082
Benefit Street Partners CLO IV
0.000%, 07/20/2026 *(A)(B)(G)	3	1,822
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(B)(G)	3,363	2,892
Benefit Street Partners CLO V
0.000%, 10/20/2026 (A)(B)(G)	6,413	189
Benefit Street Partners CLO V, Ser 2018-5BA
0.000%, 04/20/2031 (B)(G)	10,301	7,654
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(B)(G)	9,535	6,754
Benefit Street Partners CLO VII, Ser 2015- VIII, Cl SUB
0.000%, 07/18/2027 (B)(G)	9,035	5,991
Benefit Street Partners CLO VIII
0.000%, 01/20/2031 (A)(B)(G)(H)	9,000	6,705
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/15/2029 (A)(B)(G)	8,928	6,247
Benefit Street Partners CLO XII, Ser 2017- 12A, Cl SUB
0.000%, 10/15/2030 (A)(B)(G)	10,091	7,366
Benefit Street Partners CLO XIV, Ser 2018- 14A, Cl SUB
0.000%, 04/20/2031 (A)(B)(G)	6,857	5,280

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Benefit Street Partners Static CLO, Warehouse Note
0.000%, (B)(I)	$5,154	$5,118
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(B)(G)	2,506	1,804
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(B)(F)	5,673	4,127
CVP Cascade CLO-2, Ser 2014-2A, Cl D
7.100%, VAR ICE LIBOR USD 3 Month+4.800%, 07/18/2026 (A)(B)	779	668
CVP Cascade CLO-2, Ser 2014-2A, Cl E
8.100%, VAR ICE LIBOR USD 3 Month+5.800%, 07/18/2026 (A)(B)	2,531	2,051
Dryden 75 CLO, Ser 2019-75A, Cl SUB
0.000%, 07/15/2030 (A)(B)(G)	5,115	4,092
Figueroa CLO, Ser 2013-2A, Cl SUB
0.000%, 06/20/2027 (A)(B)(G)	3,046	1,187
Great Lakes CLO, Ser 2014-1A, Cl SUB
0.000%, 10/15/2029 (A)(B)(G)	4,940	4,045
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(B)(G)	6,015	4,445
Great Lakes CLO, Ser 2017-1A, Cl ER
9.803%, VAR ICE LIBOR USD 3 Month+7.500%, 10/15/2029 (A)(B)	3,376	3,173
Great Lakes CLO, Ser 2017-1A, Cl FR
12.303%, VAR ICE LIBOR USD 3 Month+10.000%, 10/15/2029 (A)(B)	1,972	1,635
Great Lakes CLO, Ser 2018-1A, Cl ER
9.682%, VAR ICE LIBOR USD 3 Month+7.360%, 01/16/2030 (A)(B)	4,328	3,977
Great Lakes CLO, Ser 2018-1A, Cl FR
12.322%, VAR ICE LIBOR USD 3 Month+10.000%, 01/16/2030 (A)(B)	1,595	1,251
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl D
9.838%, VAR ICE LIBOR USD 3 Month+7.560%, 07/20/2029 (A)(B)	5,687	5,462
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2029 (A)(B)(G)	1,149	994
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
9.370%, VAR ICE LIBOR USD 3 Month+7.070%, 04/18/2030 (A)(B)	2,886	2,631
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
0.000%, 04/18/2030 (A)(B)(G)	2,164	1,818
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(B)(G)	4,865	3,308

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
8.126%, VAR ICE LIBOR USD 3 Month+5.850%, 01/25/2030 (A)(B)	$3,201	$2,817
Neuberger Berman CLO XVI-S, Ser 2018- 16SA, Cl SUB
0.000%, 01/15/2028 (A)(B)(G)	1,563	1,204
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2030 (A)(B)(G)	5,235	2,984
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUBF
0.100%, 10/17/2030 (A)(B)	161	64
NewStar Berkeley Fund CLO LLC, Ser 2016- 1A, Cl E
10.026%, VAR ICE LIBOR USD 3 Month+7.750%, 10/25/2028 (A)(B)	15,428	14,903
NewStar Berkeley Fund CLO LLC, Ser 2016- 1A, Cl SUB
0.000%, 10/25/2028 (A)(B)(G)(H)	21,812	13,851
NewStar Clarendon Fund CLO LLC, Ser 2015- 1A, Cl E
8.326%, VAR ICE LIBOR USD 3 Month+6.050%, 01/25/2027 (A)(B)(H)	4,470	4,168
NewStar Exeter Fund CLO, Ser 2015-1RA, Cl E
9.478%, VAR ICE LIBOR USD 3 Month+7.200%, 01/20/2027 (A)(B)	5,110	4,957
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(B)(G)	9,028	5,455
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
9.658%, VAR ICE LIBOR USD 3 Month+7.380%, 04/20/2030 (A)(B)	4,200	3,816
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 11/20/2030 (A)(B)(G)	3,012	2,018
Shackleton CLO, Ser 2014-6A, Cl SUB
0.000%, 07/17/2026 (A)(B)(G)	7,965	24
Shackleton CLO, Ser 2014-6RA
0.000%, 07/17/2028 (B)	6,412	4,488
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (B)(F)	13,119	10,857
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 07/29/2029 (A)(B)(F)	7,377	5,053
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 04/25/2031 (A)(B)(F)	5,509	3,973
Venture 35 CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(B)(F)	15,819	10,085
Venture CDO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(B)(F)	2,950	1,991
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(B)(F)	2,865	1,784
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(B)(F)	5,750	4,025
Total Asset-Backed Securities (Cost $206,912) ($ Thousands)		239,968

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 1.2%
21st Century Oncology *(B)(H)	2,205	$81
Amplify Energy	119,341	711
Aquity Equity *(B)	89,545	1,052
Aquity Equity (Escrow Security) *(B)	67,129	168
Aspect Software CR1 *(B)	40,500	—
Aspect Software CR2 *(B)	16,397	—
ATD New Holdings *	3,257	95
Avaya Holdings Corp *	48,969	691
Berry Petroleum Corp	444,303	3,550
Caesars Entertainment Corp *	67,227	774
Cenveo Corp *(B)	66,991	1,022
CHC Group LLC *	3,887	—
Clear Channel Outdoor Holdings Inc, Cl A *	345,142	897
CUI Acquisition *(B)(H)	3	148
Cumulus Media Inc, Cl A *(B)	128,428	1,747
Global Aviation Holdings, Cl A *(B)	101,199	—
Gymboree *(B)	18,542	9
Gymboree Holding *(B)	52,848	26
Hexion Holdings *	283,461	3,402
iHeartMedia, Cl A *	154,791	2,136
Jupiter Resources *(B)	571,046	857
Knight Energy Services *	2,205	117
Medical Card Systems *(B)	395,653	—
Nine West	163,718	2,538
Parker Drilling *	144,366	2,469
Quad/Graphics Inc, Cl A	173	2
Reichhold Industries *(B)(H)	1,755	1,667
Remington Outdoor Company *(B)(H)	19,372	29
Rue 21 *	2,551	89
SandRidge Energy (Escrow Security) (B)	7,605,000	—
SandRidge Energy Inc *	10,878	51
TE Holdcorp *	67,771	—
Titan Energy LLC *	22,243	1
UCI International *(B)(H)	39,275	903
VICI Properties Inc	142,748	3,163
Vistra Energy Corp	137,767	3,437
Total Common Stock (Cost $45,982) ($ Thousands)		31,832

PREFERRED STOCK — 0.6%
21st Century Oncology, 0.000% *(B)(H)	2,794	635
Battalion XVI CLO (B)	3,916,250	3,916
Claire’s Stores Inc, 0.000% *(B)(H)	1,382	1,432
Crestwood Equity Partners, 9.250% (F)	225,000	2,070
FHLMC, 0.000% *	29,819	549
FNMA, 0.000% *	43,993	830
MYT Holding (A)	593,423	552
Shackleton 2019-XIV Clo, Ser 2019-14A, Cl SUB (A)(B)	3,251,000	2,633
TCW 2019-2 CLO (B)	2,041,433	2,041
TE Holdcorp, 0.000% *(B)	118,617	—
VICI Properties, 0.000%	57,906	1,283
Total Preferred Stock (Cost $15,461) ($ Thousands)		15,941

	Face Amount (Thousands)

CONVERTIBLE BONDS — 0.5%
CHC Group LLC CV to 125.0000
13.465%, 10/01/2020 (B)(E)	$200	58
Cheniere Energy CV to 7.2265
4.250%, 03/15/2045	908	701

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CONVERTIBLE BONDS (continued)
Chesapeake Energy CV to 116.7134
5.500%, 09/15/2026	$180	$114
DISH Network CV to 15.3429
3.375%, 08/15/2026	770	709
Liberty Media CV to 16.7764
3.750%, 02/15/2030	7,235	5,173
Liberty Media CV to 22.9469
4.000%, 11/15/2029	2,190	1,583
MagnaChip Semiconductor CV to 121.1387
5.000%, 03/01/2021	500	684
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (A)	3,110	4,175
Oasis Petroleum
2.625%, 09/15/2023	180	130
Total Convertible Bonds (Cost $12,906) ($ Thousands)		13,327

MUNICIPAL BONDS — 0.4%

Connecticut — 0.2%
Mohegan Tribal Finance Authority, RB Callable 02/01/2023 @ 100
7.000%, 02/01/2045 (A)(B)	4,735	4,954

Puerto Rico — 0.2%
Commonwealth of Puerto Rico, Ser A, GO
5.250%, 07/01/2023 (B)(C)	635	406
5.125%, 07/01/2037 (C)	465	295
5.000%, 07/01/2041 (C)	1,225	769
Puerto Rico, Electric Power Authority, Ser A, RB
5.000%, 07/01/2042 (C)	230	178
Puerto Rico, Electric Power Authority, Ser AAA, RB
5.250%, 07/01/2025 (B)(C)	335	260
5.250%, 07/01/2027 (C)	435	337
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2026 (B)(C)	695	539
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (C)	570	442
Puerto Rico, Electric Power Authority, Ser NN, RB
5.500%, 07/01/2020 (B)(C)	690	537
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (C)	425	328
Puerto Rico, Electric Power Authority, Ser WW, RB
5.500%, 07/01/2020 (B)(C)	285	221
5.500%, 07/01/2021 (C)	285	222
5.500%, 07/01/2038 (C)	135	105
5.250%, 07/01/2033 (C)	190	147
Puerto Rico, Electric Power Authority, Ser XX, RB
5.250%, 07/01/2035 (B)(C)	110	85
		4,871
Total Municipal Bonds (Cost $8,952) ($ Thousands)		9,825

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS — 0.0%
TXU/Tech *‡‡	295,903	$237
Total Rights (Cost $399) ($ Thousands)		237

	Number of Warrants

WARRANTS — 0.0%
Guitar Center Holdings, Expires 04/16/2025 Strike Price $– *(B)	29,435	–
iHeart Communications, Expires Strike Price *(B)	24,100	–
Jack Cooper Holdings, Expires 04/26/2027 Strike Price $– *(B)	3,400	–
Lion Holdings, Expires 12/30/2027 Strike Price $– *	2,380	–
Remington Arms, Expires Strike Price $– *(B)	19,534	–
SandRidge Energy, Expires 10/07/2022 Strike Price $42 *	6,273	–
SandRidge Energy, Expires 10/07/2022 Strike Price $41 *	14,900	–
Total Warrants (Cost $505) ($ Thousands)		–

	Shares

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Government Fund, Cl F
1.970%**†	93,511,144	93,511
Total Cash Equivalent (Cost $93,511) ($ Thousands)		93,511
Total Investments in Securities — 98.7% (Cost $2,631,877) ($ Thousands)		$2,629,827

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2019 is as follows:

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.26	Sell	5.00%	Quarterly	06/20/2021	$(3,100)	$136	$158	$(22)
CDX.NA.HY.27	Sell	5.00%	Quarterly	12/20/2021	(2,150)	102	(155)	257
CDX.NA.HY.28	Sell	5.00%	Quarterly	06/20/2022	(6,471)	395	508	(113)
CDX.NA.HY.29	Sell	5.00%	Quarterly	12/20/2022	(766)	50	60	(10)
CDX.NA.HY.30	Sell	5.00%	Quarterly	06/20/2023	(3,800)	272	290	(18)
CDX.NA.HY.31	Sell	5.00%	Quarterly	12/20/2023	(902)	65	53	12
CDX.NA.HY.32	Buy	5.00%	Quarterly	06/20/2024	11,331	(754)	(653)	(101)
CDX.NA.HY.32	Buy	5.00%	Quarterly	06/20/2024	3,777	(252)	(219)	(33)
CDX.NA.HY.32	Buy	5.00%	Quarterly	06/20/2024	3,777	(251)	(220)	(31)
CDX.NA.HY.32	Buy	5.00%	Quarterly	06/20/2024	7,668	(510)	(448)	(62)
CDX.NA.HY.32	Buy	5.00%	Quarterly	06/20/2024	3,430	(229)	(203)	(26)

						$(976)	$(829)	$(147)

Percentages are based on Net Assets of $2,665,073 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of August 31, 2019.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2019, the value of these securities amounted to $1,513,688 ($ Thousands), representing 56.8% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security is in default on interest payment.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Unsettled bank loan. Interest rate may not be available.
(F)	Security is a Master Limited Partnership. At August 31, 2019, such securities amounted to $2,070 ($ Thousands), or 0.00% of the net assets.
(G)	Interest rate unavailable.
(H)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2019 was $40,764 ($ Thousands) and represented 1.5% of the Net Assets of the Fund.

(I)	Warehouse Note – Interest rate and maturity date are unavailable.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

Ltd. — Limited

PIK — Payment-in-Kind

Pty — Proprietary

RB — Revenue Bond

REIT — Real Estate investment Trust

Ser — Series

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of August 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$1,974,165	$5,051	$1,979,216
Loan Participations	–	226,476	19,494	245,970
Asset-Backed Securities	–	–	239,968	239,968
Common Stock	21,401	2,722	7,709	31,832
Preferred Stock	2,900	2,384	10,657	15,941
Convertible Bonds	–	13,269	58	13,327
Municipal Bonds	–	2,823	7,002	9,825
Rights	–	237	–	237
Warrants	–	–	–	–
Cash Equivalent	93,511	–	–	93,511

Total Investments in Securities	$117,812	$2,222,076	$289,939	$2,629,827

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	$–	$269	$–	$269
Unrealized Depreciation	–	(416)	–	(416)

Total Other Financial Instruments	$–	$(147)	$–	$(147)

* Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Asset- Backed Securities	Investments in Common Stock	Investments in Convertible Bonds	Investments in Municipal Bonds	Investments in Preferred Stock
Balance as of May 31, 2019	$6,027	$21,610	$251,387	$9,183	$60	$7,104	$1,956
Accrued discounts/premiums	(24)	(674)	90	—	5	—	—
Realized gain/(loss)	(372)	251	(242)	(283)	(88)	25	—
Change in unrealized appreciation/(depreciation)	436	(20)	(3,590)	61	81	2	100
Purchases	55	2,162	10,498	1,810	—	—	8,601
Sales	(1,071)	(3,835)	(18,175)	(1,313)	—	(129)	—
Net transfer into Level 3	—	—	—	—	—	—	—
Net transfer out of Level 3	—	—	—	(1,749)	—	—	—

Ending Balance as of August 31, 2019	$5,051	$19,494	$239,968	$7,709	$58	$7,002	$10,657

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$33	$107	$(3,366)	$25	$(54)	$2	$91

For the year ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is summary of the transactions with affiliates for the period ended August 31, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 88,777	$ 340,500	$(335,766)	$ —	$ —	$ 93,511	93,511,144	$ 533	$ —

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Long Duration Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 65.1%

Communication Services — 9.2%
America Movil
6.375%, 03/01/2035	$315	$435
6.125%, 03/30/2040	715	993
4.375%, 04/22/2049	1,000	1,183
AT&T
6.000%, 08/15/2040	2,410	3,022
5.700%, 03/01/2057	1,333	1,688
5.550%, 08/15/2041	885	1,069
5.450%, 03/01/2047	1,565	1,911
5.350%, 09/01/2040	200	238
5.250%, 03/01/2037	1,150	1,363
5.150%, 11/15/2046	680	800
5.150%, 02/15/2050	2,940	3,488
4.850%, 07/15/2045	505	578
4.800%, 06/15/2044	4,722	5,276
4.750%, 05/15/2046	615	687
4.650%, 06/01/2044	1,308	1,419
4.550%, 03/09/2049	940	1,027
4.500%, 05/15/2035	4,410	4,906
4.500%, 03/09/2048	1,009	1,106
4.350%, 06/15/2045	7,887	8,390
CBS
4.600%, 01/15/2045	460	520
3.700%, 06/01/2028	1,543	1,635
Charter Communications Operating LLC
6.484%, 10/23/2045	2,658	3,285
6.384%, 10/23/2035	2,755	3,362
5.750%, 04/01/2048	455	530
Comcast
6.400%, 05/15/2038	994	1,431
4.950%, 10/15/2058	673	877
4.700%, 10/15/2048	4,293	5,379
4.600%, 10/15/2038	545	659
4.600%, 08/15/2045	835	1,008
4.400%, 08/15/2035	2,200	2,592
4.250%, 01/15/2033	545	633
4.049%, 11/01/2052	2,636	3,015
4.000%, 03/01/2048	465	527
3.999%, 11/01/2049	913	1,032
3.969%, 11/01/2047	3,403	3,838
3.900%, 03/01/2038	1,570	1,760
Deutsche Telekom International Finance
8.750%, 06/15/2030	395	589
4.875%, 03/06/2042 (A)	695	826
Discovery Communications LLC
5.300%, 05/15/2049	690	787
5.200%, 09/20/2047	1,438	1,627
5.000%, 09/20/2037	675	744
4.875%, 04/01/2043	590	628
Fox
5.576%, 01/25/2049 (A)	1,350	1,758
5.476%, 01/25/2039 (A)	1,065	1,333
Interpublic Group of Companies
5.400%, 10/01/2048	513	623

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Koninklijke
8.375%, 10/01/2030	$805	$1,104
NBCUniversal Media LLC
5.950%, 04/01/2041	786	1,093
Rogers Communications
5.000%, 03/15/2044	1,077	1,345
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	2,203	2,276
Sprint Spectrum LLC
5.152%, 03/20/2028 (A)	1,780	1,918
Telefonica Emisiones SAU
5.213%, 03/08/2047	535	623
Tencent Holdings MTN
4.525%, 04/11/2049 (A)	550	666
Verizon Communications
5.250%, 03/16/2037	2,595	3,282
5.012%, 04/15/2049	345	440
5.012%, 08/21/2054	3,331	4,306
4.862%, 08/21/2046	447	556
4.750%, 11/01/2041	510	619
4.672%, 03/15/2055	1,410	1,733
4.522%, 09/15/2048	3,193	3,840
4.500%, 08/10/2033	5,500	6,490
4.400%, 11/01/2034	2,600	3,011
4.272%, 01/15/2036	1,460	1,673
3.850%, 11/01/2042	2,792	3,020
Viacom
5.850%, 09/01/2043	2,165	2,732
4.850%, 12/15/2034	1,000	1,039
Vodafone Group
5.250%, 05/30/2048	2,061	2,466
5.000%, 05/30/2038	1,255	1,453
4.875%, 06/19/2049	396	457
4.375%, 02/19/2043	865	924
Walt Disney
8.150%, 10/17/2036 (A)	1,695	2,780
7.850%, 03/01/2039 (A)	1,780	2,961
7.750%, 01/20/2024 (A)	125	153
7.625%, 11/30/2028 (A)	2,411	3,411
7.430%, 10/01/2026 (A)	775	1,015
6.550%, 03/15/2033 (A)	1,390	1,994
6.150%, 02/15/2041 (A)	728	1,075
		141,032

Consumer Discretionary — 2.5%
Alibaba Group Holding Ltd
4.200%, 12/06/2047	815	940
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	1,075	1,204
Amazon.com
4.950%, 12/05/2044	1,065	1,429
4.050%, 08/22/2047	3,141	3,853
Aptiv PLC
5.400%, 03/15/2049	904	1,031
Cox Enterprises
7.375%, 07/15/2027 (A)	640	826
Ford Holdings
9.300%, 03/01/2030	445	585
Ford Motor
7.400%, 11/01/2046	405	480
4.750%, 01/15/2043	540	487
Ford Motor Credit LLC
5.113%, 05/03/2029	1,160	1,198
General Motors
6.600%, 04/01/2036	960	1,114
6.250%, 10/02/2043	1,940	2,181

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.950%, 04/01/2049	$1,105	$1,235
5.150%, 04/01/2038	115	119
Home Depot
4.500%, 12/06/2048	205	261
4.250%, 04/01/2046	925	1,125
4.200%, 04/01/2043	645	768
Lowe’s
4.550%, 04/05/2049	1,360	1,593
4.050%, 05/03/2047	735	798
3.700%, 04/15/2046	1,365	1,393
McDonald’s MTN
4.875%, 12/09/2045	100	124
4.600%, 05/26/2045	650	777
4.450%, 03/01/2047	1,985	2,331
4.450%, 09/01/2048	395	469
3.625%, 09/01/2049	600	621
Newell Brands
5.500%, 04/01/2046	350	379
Starbucks
4.500%, 11/15/2048	610	719
4.450%, 08/15/2049	440	515
Time Warner Cable LLC
7.300%, 07/01/2038	595	763
6.750%, 06/15/2039	595	731
6.550%, 05/01/2037	845	1,023
5.875%, 11/15/2040	2,080	2,367
5.500%, 09/01/2041	2,935	3,204
4.500%, 09/15/2042	1,185	1,176
		37,819

Consumer Staples — 6.0%
Advocate Health & Hospitals
4.272%, 08/15/2048	921	1,148
Aetna
4.125%, 11/15/2042	550	569
3.875%, 08/15/2047	545	549
Altria Group
5.950%, 02/14/2049	545	700
5.800%, 02/14/2039	45	55
5.375%, 01/31/2044	850	1,005
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	3,610	4,742
5.450%, 01/23/2039	305	389
4.600%, 04/15/2048	1,995	2,318
4.439%, 10/06/2048	2,517	2,858
4.375%, 04/15/2038	680	773
Anheuser-Busch LLC
4.900%, 02/01/2046	10,469	12,480
4.700%, 02/01/2036	7,545	8,769
Bacardi
5.300%, 05/15/2048 (A)	1,045	1,203
BAT Capital
4.540%, 08/15/2047	1,570	1,574
4.390%, 08/15/2037	2,845	2,863
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	200	225
4.400%, 07/15/2044 (A)	1,560	1,615
3.950%, 04/15/2045 (A)	500	485
Bowdoin College
4.693%, 07/01/2112	131	166
Campbell Soup
4.800%, 03/15/2048	900	1,013
City of Hope
4.378%, 08/15/2048	650	804
CommonSpirit Health
4.187%, 10/01/2049	786	839

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Conagra Brands
5.400%, 11/01/2048	$630	$750
Constellation Brands
4.650%, 11/15/2028	220	252
4.500%, 05/09/2047	670	764
4.100%, 02/15/2048	615	665
3.150%, 08/01/2029	535	552
General Mills
4.700%, 04/17/2048	235	278
Kaiser Foundation Hospitals
4.150%, 05/01/2047	710	875
Keurig Dr Pepper
5.085%, 05/25/2048	470	566
4.985%, 05/25/2038	240	283
Kraft Heinz Foods
6.875%, 01/26/2039	1,040	1,271
6.500%, 02/09/2040	165	196
5.200%, 07/15/2045	2,218	2,339
5.000%, 07/15/2035	480	513
5.000%, 06/04/2042	530	547
4.375%, 06/01/2046	3,015	2,896
Kroger
5.400%, 01/15/2049	505	603
4.650%, 01/15/2048	1,104	1,184
4.450%, 02/01/2047	3,425	3,582
Mars
3.875%, 04/01/2039 (A)	305	348
3.200%, 04/01/2030 (A)	660	704
Massachusetts Institute of Technology
5.600%, 07/01/2111	665	1,165
Molson Coors Brewing
4.200%, 07/15/2046	750	765
Mondelez International
4.625%, 05/07/2048	575	684
Nestle Holdings
4.000%, 09/24/2048 (A)	1,205	1,447
3.900%, 09/24/2038 (A)	1,185	1,393
New York and Presbyterian Hospital
3.563%, 08/01/2036	750	827
Northwell Healthcare
4.260%, 11/01/2047	400	467
PepsiCo
3.450%, 10/06/2046	705	778
Philip Morris International
6.375%, 05/16/2038	210	288
4.500%, 03/20/2042	1,850	2,102
4.250%, 11/10/2044	430	470
4.125%, 03/04/2043	335	358
3.875%, 08/21/2042	795	816
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	765	874
Reynolds American
5.850%, 08/15/2045	835	940
Sysco
4.450%, 03/15/2048	505	605
Tyson Foods
5.100%, 09/28/2048	880	1,096
University of Southern California
5.250%, 10/01/2111	1,590	2,523
Walgreen
4.400%, 09/15/2042	475	485
Walgreens Boots Alliance
4.800%, 11/18/2044	1,485	1,575

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Walmart
4.300%, 04/22/2044	$231	$289
4.050%, 06/29/2048	3,334	4,150
4.000%, 04/11/2043	157	188
3.950%, 06/28/2038	675	810
3.625%, 12/15/2047	465	543
		91,948

Energy — 7.9%
Alta Wind Holdings
7.000%, 06/30/2035 (A)	552	639
Anadarko Finance
7.500%, 05/01/2031	985	1,312
Anadarko Petroleum
6.600%, 03/15/2046	50	66
5.027%, 10/10/2036 (B)	7,000	3,477
4.500%, 07/15/2044	755	777
Apache
4.750%, 04/15/2043	1,781	1,721
BG Energy Capital
5.125%, 10/15/2041 (A)	405	524
Burlington Resources LLC
7.200%, 08/15/2031	20	29
5.950%, 10/15/2036	190	260
Cenovus Energy
5.250%, 06/15/2037	205	223
Columbia Pipeline Group
5.800%, 06/01/2045	460	580
Concho Resources
4.875%, 10/01/2047	300	348
Conoco Funding
7.250%, 10/15/2031	380	549
ConocoPhillips
5.900%, 05/15/2038	1,888	2,613
4.300%, 11/15/2044	1,715	2,025
Continental Resources
4.900%, 06/01/2044	80	80
Devon Energy
5.600%, 07/15/2041	1,105	1,361
4.750%, 05/15/2042	1,120	1,244
Ecopetrol
5.875%, 05/28/2045	1,167	1,371
El Paso Natural Gas
8.375%, 06/15/2032	310	435
Enbridge Energy Partners
5.500%, 09/15/2040	400	482
Encana
6.500%, 02/01/2038	1,420	1,730
Energy Transfer Operating
6.250%, 04/15/2049	490	606
6.125%, 12/15/2045	1,758	2,090
5.950%, 10/01/2043	1,895	2,190
5.300%, 04/15/2047	845	918
5.250%, 04/15/2029	235	269
5.150%, 02/01/2043	100	105
5.150%, 03/15/2045	200	212
4.900%, 03/15/2035	1,000	1,047
Eni
5.700%, 10/01/2040 (A)	940	1,182
4.250%, 05/09/2029 (A)	600	658
Enterprise Products Operating LLC
6.650%, 10/15/2034	1,630	2,263
6.125%, 10/15/2039	435	565
5.700%, 02/15/2042	540	683
5.100%, 02/15/2045	1,300	1,556
4.950%, 10/15/2054	675	804

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.900%, 05/15/2046	$1,670	$1,975
4.850%, 03/15/2044	575	669
4.800%, 02/01/2049	450	530
4.250%, 02/15/2048	365	397
4.200%, 01/31/2050	530	576
EQM Midstream Partners
6.500%, 07/15/2048	500	490
Equinor
6.800%, 01/15/2028	120	157
3.950%, 05/15/2043	750	865
Equities
3.900%, 10/01/2027	540	472
Exxon Mobil
3.567%, 03/06/2045	1,245	1,386
Halliburton
5.000%, 11/15/2045	300	336
4.850%, 11/15/2035	460	519
Hess
5.600%, 02/15/2041	1,725	1,918
Kinder Morgan
5.550%, 06/01/2045	950	1,140
5.300%, 12/01/2034	3,131	3,646
Kinder Morgan Energy Partners
6.375%, 03/01/2041	1,036	1,303
5.000%, 08/15/2042	700	765
Marathon Oil
6.600%, 10/01/2037	1,185	1,490
5.200%, 06/01/2045	505	574
Marathon Petroleum
6.500%, 03/01/2041	523	665
Motiva Enterprises
6.850%, 01/15/2040 (A)	1,415	1,750
MPLX
5.500%, 02/15/2049	865	991
5.200%, 03/01/2047	170	185
4.500%, 04/15/2038	800	825
Noble Energy
5.250%, 11/15/2043	1,765	2,000
5.050%, 11/15/2044	1,475	1,639
Northern Natural Gas
4.300%, 01/15/2049 (A)	475	567
Occidental Petroleum
4.400%, 08/15/2049	520	542
4.300%, 08/15/2039	400	419
Petro-Canada
6.800%, 05/15/2038	670	957
Petroleos Mexicanos
6.375%, 01/23/2045	1,820	1,677
Petroleos Mexicanos MTN
6.750%, 09/21/2047	3,695	3,520
Phillips 66
5.875%, 05/01/2042	1,160	1,536
4.875%, 11/15/2044	1,555	1,862
Phillips 66 Partners
4.900%, 10/01/2046	1,059	1,202
Plains All American Pipeline
4.900%, 02/15/2045	500	513
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)	1,135	1,255
Sabal Trail Transmission LLC
4.832%, 05/01/2048 (A)	900	1,076
4.682%, 05/01/2038 (A)	570	655
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	500	531
Saudi Arabian Oil MTN
4.375%, 04/16/2049 (A)	350	400

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Shell International Finance BV
6.375%, 12/15/2038	$1,577	$2,334
5.500%, 03/25/2040	390	529
4.550%, 08/12/2043	1,865	2,311
4.375%, 05/11/2045	710	869
3.750%, 09/12/2046	545	621
Southern Natural Gas
7.350%, 02/15/2031	1,223	1,602
Suncor Energy
6.850%, 06/01/2039	250	363
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	3,410	3,802
5.350%, 05/15/2045	520	566
TC PipeLines
4.375%, 03/13/2025	1,000	1,064
Tennessee Gas Pipeline
8.375%, 06/15/2032	1,780	2,510
7.000%, 10/15/2028	3,512	4,496
Texas Eastern Transmission
7.000%, 07/15/2032	1,695	2,315
4.150%, 01/15/2048 (A)	840	905
TransCanada PipeLines
7.250%, 08/15/2038	1,175	1,685
5.100%, 03/15/2049	115	140
4.875%, 05/15/2048	1,645	1,956
4.750%, 05/15/2038	600	688
4.625%, 03/01/2034	900	1,029
Transcanada Trust
5.875%, VAR ICE LIBOR USD 3 Month+4.640%, 08/15/2076	1,494	1,576
Transcontinental Gas Pipe Line
5.400%, 08/15/2041	1,305	1,574
4.450%, 08/01/2042	830	919
Transcontinental Gas Pipe Line LLC
4.600%, 03/15/2048	861	978
Valero Energy
10.500%, 03/15/2039	1,397	2,406
Williams
7.500%, 01/15/2031	405	539
5.100%, 09/15/2045	200	224
4.850%, 03/01/2048	445	487
Williams Partners
6.300%, 04/15/2040	550	693
		120,150
Financials — 11.2%
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	2,412	3,417
American International Group
4.750%, 04/01/2048	1,115	1,329
4.500%, 07/16/2044	3,285	3,752
4.250%, 03/15/2029	55	61
3.875%, 01/15/2035	1,185	1,257
AXA Equitable Holdings
5.000%, 04/20/2048	1,117	1,218
Banco Santander
3.306%, 06/27/2029	445	466
Bank of America
6.110%, 01/29/2037	660	883
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	770	815
Bank of America MTN
5.875%, 02/07/2042	2,650	3,798
5.000%, 01/21/2044	1,890	2,460
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	795	970

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	$460	$519
4.078%, VAR ICE LIBOR USD 3 Month+1.320%, 04/23/2040	2,940	3,372
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/2030	440	488
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	160	176
Bank of America NA
6.000%, 10/15/2036	3,505	4,909
Barclays
4.950%, 01/10/2047	898	986
Berkshire Hathaway
4.500%, 02/11/2043	908	1,142
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,300	1,585
4.200%, 08/15/2048	2,555	3,069
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	1,769	2,441
BPCE MTN
3.500%, 10/23/2027 (A)	415	435
Brighthouse Financial
4.700%, 06/22/2047	1,128	1,015
Capital One Financial
3.800%, 01/31/2028	120	128
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	2,026	2,425
Chubb INA Holdings
6.700%, 05/15/2036	627	934
4.350%, 11/03/2045	225	284
Cincinnati Financial
6.920%, 05/15/2028	1,984	2,634
Citigroup
8.125%, 07/15/2039	1,081	1,806
6.625%, 06/15/2032	1,255	1,675
4.750%, 05/18/2046	1,825	2,210
4.650%, 07/23/2048	735	924
4.400%, 06/10/2025	380	413
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/2048	914	1,115
4.125%, 07/25/2028	2,030	2,214
3.520%, VAR ICE LIBOR USD 3 Month+1.151%, 10/27/2028	1,500	1,590
Cooperatieve Rabobank UA
5.250%, 08/04/2045	160	207
Credit Suisse Group
4.282%, 01/09/2028 (A)	125	136
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	160	202
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	225	322
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (A)	1,625	2,012
First Republic Bank
4.625%, 02/13/2047	567	660
FMR
5.150%, 02/01/2043 (A)	540	701
Goldman Sachs Group
6.750%, 10/01/2037	1,570	2,150
6.250%, 02/01/2041	3,334	4,731
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	2,275	2,617

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	$4,600	$5,097
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	695	747
Goldman Sachs Group MTN
4.800%, 07/08/2044	670	824
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	1,385	1,839
Hartford Financial Services Group
6.625%, 03/30/2040	455	640
HSBC Bank USA
7.000%, 01/15/2039	605	891
HSBC Bank USA MTN
5.625%, 08/15/2035	1,420	1,803
HSBC Holdings
6.800%, 06/01/2038	1,067	1,508
6.500%, 09/15/2037	2,400	3,254
JPMorgan Chase
6.400%, 05/15/2038	996	1,452
5.600%, 07/15/2041	2,276	3,169
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	730	839
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	1,530	1,781
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	4,235	4,865
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	2,395	2,752
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/2028	1,330	1,425
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	1,895	2,347
Liberty Mutual Group
6.500%, 03/15/2035 (A)	265	353
6.500%, 05/01/2042 (A)	2,529	3,601
4.850%, 08/01/2044 (A)	125	151
4.500%, 06/15/2049 (A)	710	816
Lloyds Banking Group
4.344%, 01/09/2048	791	796
3.574%, VAR ICE LIBOR USD 3 Month+1.205%, 11/07/2028	1,095	1,120
Marsh & McLennan
4.750%, 03/15/2039	909	1,138
4.200%, 03/01/2048	800	936
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	337	589
MetLife
5.875%, 02/06/2041	280	390
4.875%, 11/13/2043	1,090	1,383
4.721%, 12/15/2044	255	318
4.050%, 03/01/2045	2,131	2,439
Mitsubishi UFJ Financial Group
4.153%, 03/07/2039	350	404
3.751%, 07/18/2039	965	1,053
Moody’s
4.875%, 12/17/2048	1,055	1,336
Morgan Stanley
4.457%, VAR ICE LIBOR USD 3 Month+1.431%, 04/22/2039	451	535
4.375%, 01/22/2047	835	1,015
3.625%, 01/20/2027	370	396
Morgan Stanley MTN
6.375%, 07/24/2042	1,194	1,767
6.250%, 08/09/2026	1,490	1,820
4.300%, 01/27/2045	2,105	2,490

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	$545	$609
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	1,830	1,983
Nationwide Building Society
4.302%, VAR ICE LIBOR USD 3 Month+1.452%, 03/08/2029 (A)	660	711
Nationwide Mutual Insurance
4.950%, 04/22/2044 (A)	125	149
New York Life Insurance
6.750%, 11/15/2039 (A)	1,040	1,590
5.875%, 05/15/2033 (A)	852	1,159
4.450%, 05/15/2069 (A)	1,150	1,404
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	1,016	1,453
3.850%, 09/30/2047 (A)	281	317
PNC Bank
4.050%, 07/26/2028	1,845	2,065
PNC Financial Services Group
3.450%, 04/23/2029	775	840
Prudential Financial MTN
5.700%, 12/14/2036	1,857	2,484
Raymond James Financial
4.950%, 07/15/2046	935	1,144
Royal Bank of Scotland Group
5.076%, VAR ICE LIBOR USD 3 Month+1.905%, 01/27/2030	863	967
Santander UK Group Holdings
3.823%, VAR ICE LIBOR USD 3 Month+1.400%, 11/03/2028	835	860
Sumitomo Mitsui Financial Group
3.040%, 07/16/2029	660	683
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	730	918
4.270%, 05/15/2047 (A)	1,010	1,182
Travelers
4.050%, 03/07/2048	290	346
4.000%, 05/30/2047	665	784
Wells Fargo
5.950%, 08/26/2036	1,000	1,380
5.850%, 02/01/2037	3,790	5,126
5.606%, 01/15/2044	420	563
3.900%, 05/01/2045	1,500	1,755
3.000%, 04/22/2026	680	704
Wells Fargo MTN
4.900%, 11/17/2045	375	466
4.750%, 12/07/2046	265	325
4.650%, 11/04/2044	1,670	2,006
4.400%, 06/14/2046	1,455	1,689
4.150%, 01/24/2029	1,330	1,490
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	331	355
Westpac Banking
4.421%, 07/24/2039	220	246
XLIT
5.250%, 12/15/2043	587	779
		171,264
Health Care — 6.6%
Abbott Laboratories
4.900%, 11/30/2046	2,085	2,786
AbbVie
4.875%, 11/14/2048	1,105	1,242
4.700%, 05/14/2045	1,485	1,616

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.500%, 05/14/2035	$1,925	$2,098
4.450%, 05/14/2046	800	847
4.400%, 11/06/2042	2,499	2,645
Allergan Funding SCS
4.850%, 06/15/2044	660	724
4.550%, 03/15/2035	2,035	2,188
Amgen
4.950%, 10/01/2041	825	995
4.563%, 06/15/2048	1,739	2,030
4.400%, 05/01/2045	3,392	3,859
Anthem
4.650%, 01/15/2043	140	159
4.650%, 08/15/2044	250	288
4.550%, 03/01/2048	795	918
4.375%, 12/01/2047	3,112	3,490
AstraZeneca
6.450%, 09/15/2037	2,371	3,399
4.375%, 08/17/2048	400	484
4.000%, 01/17/2029	300	338
Baylor Scott & White Holdings
4.185%, 11/15/2045	1,040	1,270
Boston Scientific
4.700%, 03/01/2049	590	731
4.550%, 03/01/2039	680	816
4.000%, 03/01/2029	250	279
Bristol-Myers Squibb
4.250%, 10/26/2049 (A)	755	906
Cardinal Health
4.500%, 11/15/2044	650	623
Celgene
5.000%, 08/15/2045	280	355
4.625%, 05/15/2044	1,505	1,832
4.550%, 02/20/2048	1,059	1,293
Cigna
4.900%, 12/15/2048	2,035	2,407
4.800%, 08/15/2038	740	855
4.375%, 10/15/2028	885	990
Cigna Holding
3.875%, 10/15/2047	500	512
Cleveland Clinic Foundation
4.858%, 01/01/2114	570	784
CVS Health
5.125%, 07/20/2045	1,425	1,656
5.050%, 03/25/2048	9,160	10,669
4.780%, 03/25/2038	2,195	2,455
3.250%, 08/15/2029	355	360
EMD Finance LLC
3.250%, 03/19/2025 (A)	1,540	1,604
Express Scripts Holding
4.800%, 07/15/2046	2,539	2,925
Gilead Sciences
4.800%, 04/01/2044	858	1,036
4.750%, 03/01/2046	5	6
4.600%, 09/01/2035	1,330	1,593
4.500%, 02/01/2045	1,690	1,971
4.150%, 03/01/2047	600	678
GlaxoSmithKline Capital
6.375%, 05/15/2038	590	862
Hartford HealthCare
5.746%, 04/01/2044	1,200	1,579
HCA
5.250%, 06/15/2049	1,600	1,786
Humana
4.950%, 10/01/2044	945	1,125
3.950%, 08/15/2049	1,600	1,670

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Johnson & Johnson
3.400%, 01/15/2038	$2,400	$2,626
Medtronic
4.625%, 03/15/2045	586	761
4.375%, 03/15/2035	1,096	1,332
Merck
4.150%, 05/18/2043	710	862
Mylan
5.250%, 06/15/2046	315	347
New York and Presbyterian Hospital
4.763%, 08/01/2116	859	1,099
NYU Langone Hospitals
4.428%, 07/01/2042	2,030	2,452
Pfizer
4.000%, 12/15/2036	1,020	1,185
4.000%, 03/15/2049	950	1,118
Stryker
4.100%, 04/01/2043	805	921
Teva Pharmaceutical Finance Netherlands III
4.100%, 10/01/2046	1,226	788
Thermo Fisher Scientific
4.100%, 08/15/2047	630	726
UnitedHealth Group
6.875%, 02/15/2038	885	1,335
6.625%, 11/15/2037	555	818
4.625%, 07/15/2035	855	1,050
4.250%, 04/15/2047	1,075	1,261
4.200%, 01/15/2047	925	1,084
3.700%, 08/15/2049	565	619
Wyeth
6.000%, 02/15/2036	2,255	3,167
5.950%, 04/01/2037	936	1,305
Zoetis
4.450%, 08/20/2048	405	484
		101,074
Industrials — 6.0%
3M
3.250%, 08/26/2049	450	455
AerCap Ireland Capital DAC
3.875%, 01/23/2028	695	721
Air Lease
4.625%, 10/01/2028	525	587
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	2	2
BAE Systems Holdings
4.750%, 10/07/2044 (A)	828	998
BAE Systems PLC
5.800%, 10/11/2041 (A)	290	385
Boeing
3.950%, 08/01/2059	965	1,090
3.750%, 02/01/2050	1,040	1,155
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	1,650	2,286
6.150%, 05/01/2037	810	1,142
5.750%, 05/01/2040	395	542
4.900%, 04/01/2044	280	359
4.400%, 03/15/2042	2,340	2,779
4.125%, 06/15/2047	800	954
4.050%, 06/15/2048	320	376
Canadian National Railway
6.200%, 06/01/2036	511	749
3.650%, 02/03/2048	1,260	1,445

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Canadian Pacific Railway
6.125%, 09/15/2115	$3,017	$4,556
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	3,938	4,175
Crane
4.200%, 03/15/2048	450	478
CSX
4.750%, 05/30/2042	1,670	2,007
FedEx
5.100%, 01/15/2044	275	321
4.950%, 10/17/2048	410	479
4.550%, 04/01/2046	1,873	2,048
4.400%, 01/15/2047	405	433
4.100%, 02/01/2045	275	283
4.050%, 02/15/2048	210	214
3.900%, 02/01/2035	700	734
GE Capital International Funding Unlimited
4.418%, 11/15/2035	10,526	10,702
General Electric MTN
5.875%, 01/14/2038	6,619	7,643
2.638%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	1,250	881
Ingersoll-Rand Global Holding
4.300%, 02/21/2048	380	429
Johnson Controls International
4.950%, 07/02/2064	225	244
L3Harris Technologies
4.400%, 06/15/2028 (A)	660	746
Lockheed Martin
4.700%, 05/15/2046	2,585	3,369
4.070%, 12/15/2042	918	1,082
3.600%, 03/01/2035	1,085	1,195
Norfolk Southern
5.100%, 08/01/2118	2,285	2,926
4.800%, 08/15/2043	528	640
4.450%, 06/15/2045	632	754
4.050%, 08/15/2052	664	753
3.942%, 11/01/2047	906	1,014
Northrop Grumman
4.750%, 06/01/2043	1,275	1,575
4.030%, 10/15/2047	995	1,153
3.850%, 04/15/2045	1,100	1,233
Northwest Airlines, Pass-Through Trust, Ser 2001-1, Cl A1
7.041%, 04/01/2022	186	195
Parker-Hannifin
4.000%, 06/14/2049	600	665
Parker-Hannifin MTN
4.450%, 11/21/2044	405	476
Rockwell Collins
4.350%, 04/15/2047	900	1,062
TTX
4.600%, 02/01/2049 (A)	844	1,071
Union Pacific
4.500%, 09/10/2048	2,480	3,020
4.375%, 09/10/2038	605	715
3.799%, 10/01/2051	835	909
Union Pacific MTN
3.550%, 08/15/2039	620	659
United Airlines, Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	575	645

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
United Parcel Service
3.750%, 11/15/2047	$595	$657
3.400%, 09/01/2049	385	402
United Technologies
5.700%, 04/15/2040	1,995	2,693
4.625%, 11/16/2048	675	852
4.500%, 06/01/2042	2,920	3,524
4.450%, 11/16/2038	470	571
3.750%, 11/01/2046	1,615	1,792
US Airways, Pass-Through Trust, Ser 2010-1, Cl A
6.250%, 04/22/2023	967	1,058
Waste Management
4.150%, 07/15/2049	1,015	1,208
3.900%, 03/01/2035	500	555
WW Grainger
4.600%, 06/15/2045	340	407
4.200%, 05/15/2047	797	912
		92,140

Information Technology — 4.0%
Activision Blizzard
4.500%, 06/15/2047	395	462
Apple
4.650%, 02/23/2046	2,089	2,666
4.500%, 02/23/2036	785	968
4.450%, 05/06/2044	950	1,177
4.375%, 05/13/2045	2,950	3,631
3.850%, 05/04/2043	150	171
3.850%, 08/04/2046	750	862
3.750%, 09/12/2047	750	853
3.450%, 02/09/2045	1,455	1,574
Applied Materials
4.350%, 04/01/2047	966	1,183
Broadcom
3.500%, 01/15/2028	325	315
Cisco Systems
5.900%, 02/15/2039	858	1,246
Corning
5.850%, 11/15/2068	1,953	2,436
Dell International LLC
8.350%, 07/15/2046 (A)	165	217
Fidelity National Information Services
4.750%, 05/15/2048	720	886
Fiserv
4.400%, 07/01/2049	1,320	1,519
Global Payments
4.150%, 08/15/2049	635	669
Intel
3.734%, 12/08/2047	2,225	2,534
Juniper Networks
5.950%, 03/15/2041	1,526	1,693
KLA
5.000%, 03/15/2049	527	649
Mastercard
3.650%, 06/01/2049	540	627
Microsoft
4.875%, 12/15/2043	2,572	3,483
4.250%, 02/06/2047	1,954	2,495
4.100%, 02/06/2037	2,350	2,838
4.000%, 02/12/2055	2,864	3,532
3.950%, 08/08/2056	1,050	1,288
3.700%, 08/08/2046	3,025	3,557
3.450%, 08/08/2036	530	595

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NXP BV
5.550%, 12/01/2028 (A)	$355	$414
Oracle
4.375%, 05/15/2055	1,260	1,519
4.300%, 07/08/2034	265	312
4.125%, 05/15/2045	1,700	1,963
4.000%, 07/15/2046	2,105	2,397
4.000%, 11/15/2047	733	842
3.800%, 11/15/2037	3,350	3,744
QUALCOMM
4.800%, 05/20/2045	1,416	1,709
Visa
4.300%, 12/14/2045	1,345	1,708
4.150%, 12/14/2035	1,210	1,473
		60,207

Materials — 1.0%
Amcor Finance USA
4.500%, 05/15/2028 (A)	490	539
BHP Billiton Finance USA
5.000%, 09/30/2043	750	991
Dow Chemical
4.625%, 10/01/2044	580	638
4.375%, 11/15/2042	1,190	1,252
DowDuPont
5.419%, 11/15/2048	725	934
DuPont de Nemours
5.319%, 11/15/2038	1,025	1,262
Glencore Finance Canada
6.000%, 11/15/2041 (A)	1,526	1,760
International Flavors & Fragrances
5.000%, 09/26/2048	1,170	1,319
International Paper
5.150%, 05/15/2046	695	804
4.350%, 08/15/2048	600	635
LyondellBasell Industries
4.625%, 02/26/2055	645	680
Newmont Goldcorp
6.250%, 10/01/2039	1,105	1,517
5.875%, 04/01/2035	190	243
Rohm & Haas
7.850%, 07/15/2029	575	784
Southern Copper
5.875%, 04/23/2045	280	347
Vulcan Materials
4.500%, 06/15/2047	280	303
WRKCo
4.900%, 03/15/2029	420	480
4.200%, 06/01/2032	675	748
		15,236
Real Estate — 1.4%
Alexandria Real Estate Equities
3.375%, 08/15/2031	285	301
Boston Properties
2.900%, 03/15/2030	755	764
Crown Castle International
4.750%, 05/15/2047	500	591
ERP Operating
2.500%, 02/15/2030	500	501
GLP Capital
5.300%, 01/15/2029	965	1,073
4.000%, 01/15/2030	545	549
HCP
6.750%, 02/01/2041	970	1,404

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Healthcare Realty Trust
3.625%, 01/15/2028	$700	$737
Hospitality Properties Trust
4.375%, 02/15/2030	1,523	1,509
Hudson Pacific Properties
4.650%, 04/01/2029	745	837
Life Storage
4.000%, 06/15/2029	425	459
National Retail Properties
4.800%, 10/15/2048	805	996
Regency Centers
4.650%, 03/15/2049	805	984
4.400%, 02/01/2047	395	462
Simon Property Group
6.750%, 02/01/2040	634	956
Ventas Realty
5.700%, 09/30/2043	2,780	3,674
Welltower
5.125%, 03/15/2043	3,456	4,126
4.950%, 09/01/2048	722	893
		20,816
Utilities — 9.3%
AEP Texas
3.850%, 10/01/2025 (A)	890	949
AEP Transmission LLC
3.800%, 06/15/2049	415	469
Alabama Power
4.300%, 07/15/2048	745	910
4.150%, 08/15/2044	1,045	1,222
3.700%, 12/01/2047	1,546	1,723
American Water Capital
4.150%, 06/01/2049	2,940	3,441
3.750%, 09/01/2047	300	331
Appalachian Power
4.500%, 03/01/2049	620	763
4.450%, 06/01/2045	650	782
Baltimore Gas & Electric
5.200%, 06/15/2033	2,868	3,499
Berkshire Hathaway Energy
6.125%, 04/01/2036	5,931	8,386
Black Hills
4.350%, 05/01/2033	510	592
4.200%, 09/15/2046	500	559
Boston Gas
3.001%, 08/01/2029 (A)	230	240
Brooklyn Union Gas
4.273%, 03/15/2048 (A)	850	1,016
Bruce Mansfield Unit
6.850%, 06/01/2034 (D)	962	815
CenterPoint Energy Resources
6.250%, 02/01/2037	791	1,043
Cleco Power
6.000%, 12/01/2040	750	987
Commonwealth Edison
4.350%, 11/15/2045	1,530	1,867
4.000%, 03/01/2048	2,000	2,338
3.700%, 08/15/2028	1,285	1,425
Connecticut Light & Power
4.000%, 04/01/2048	620	729
Consolidated Edison of New York
6.750%, 04/01/2038	695	1,038
6.300%, 08/15/2037	865	1,226
4.500%, 05/15/2058	750	907
4.450%, 03/15/2044	945	1,133

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.125%, 05/15/2049	$500	$584
Consumers Energy
3.100%, 08/15/2050	1,160	1,190
Dominion Energy
5.250%, 08/01/2033	2,830	3,495
4.900%, 08/01/2041	1,785	2,140
DTE Electric
4.050%, 05/15/2048	585	698
DTE Energy
3.400%, 06/15/2029	1,100	1,164
Duke Energy
3.750%, 09/01/2046	800	839
Duke Energy Carolinas LLC
6.100%, 06/01/2037	1,690	2,367
6.000%, 01/15/2038	614	857
5.300%, 02/15/2040	2,230	2,950
4.250%, 12/15/2041	1,500	1,768
3.750%, 06/01/2045	175	194
3.200%, 08/15/2049	150	155
Duke Energy Florida LLC
6.400%, 06/15/2038	300	450
6.350%, 09/15/2037	565	823
Duke Energy Indiana LLC
6.350%, 08/15/2038	460	687
4.900%, 07/15/2043	930	1,199
3.750%, 05/15/2046	845	937
Duke Energy Progress LLC
4.375%, 03/30/2044	2,560	3,085
Duquesne Light Holdings
5.900%, 12/01/2021 (A)	750	800
Electricite de France
6.000%, 01/22/2114 (A)	1,231	1,557
5.000%, 09/21/2048 (A)	930	1,136
4.950%, 10/13/2045 (A)	765	925
4.750%, 10/13/2035 (A)	250	287
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	2,557
Entergy Louisiana LLC
4.200%, 04/01/2050	975	1,188
Exelon
4.950%, 06/15/2035	1,380	1,626
Exelon Generation LLC
5.600%, 06/15/2042	1,365	1,641
FirstEnergy
4.850%, 07/15/2047	370	452
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	1,390	1,796
Florida Power & Light
5.960%, 04/01/2039	1,725	2,483
5.690%, 03/01/2040	1,401	1,964
5.400%, 09/01/2035	2,315	2,969
3.990%, 03/01/2049	610	729
Georgia Power
4.300%, 03/15/2042	755	858
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	1,166	1,551
4.700%, 09/01/2045 (A)	1,105	1,365
Jersey Central Power & Light
6.400%, 05/15/2036	1,425	1,888
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,600	2,922
KeySpan Gas East
5.819%, 04/01/2041 (A)	1,185	1,613

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Massachusetts Electric
5.900%, 11/15/2039 (A)	$476	$658
MidAmerican Energy
4.800%, 09/15/2043	725	928
4.400%, 10/15/2044	1,450	1,786
4.250%, 05/01/2046	565	688
MidAmerican Energy MTN
5.800%, 10/15/2036	440	601
Narragansett Electric
4.170%, 12/10/2042 (A)	1,320	1,468
NiSource
5.950%, 06/15/2041	545	728
Northern States Power
5.350%, 11/01/2039	2,095	2,837
3.600%, 09/15/2047	400	445
3.400%, 08/15/2042	610	662
NSTAR Electric
4.400%, 03/01/2044	890	1,079
Oglethorpe Power
5.250%, 09/01/2050	1,236	1,606
5.050%, 10/01/2048	1,155	1,439
Oncor Electric Delivery LLC
5.300%, 06/01/2042	2,245	3,047
5.250%, 09/30/2040	1,200	1,630
PacifiCorp
6.000%, 01/15/2039	675	966
PECO Energy
3.900%, 03/01/2048	640	739
Piedmont Natural Gas
4.650%, 08/01/2043	330	404
PPL Electric Utilities
4.150%, 06/15/2048	530	633
Public Service Electric & Gas MTN
4.050%, 05/01/2048	480	569
Public Service of Colorado
6.500%, 08/01/2038	725	1,084
6.250%, 09/01/2037	930	1,337
4.050%, 09/15/2049	1,055	1,268
3.200%, 03/01/2050	340	355
Puget Sound Energy
4.223%, 06/15/2048	880	1,062
Sempra Energy
6.000%, 10/15/2039	865	1,132
3.800%, 02/01/2038	785	824
Southern California Edison
6.050%, 03/15/2039	665	883
4.875%, 03/01/2049	182	226
4.650%, 10/01/2043	678	803
4.125%, 03/01/2048	250	279
3.900%, 03/15/2043	350	372
Southern California Gas
3.750%, 09/15/2042	785	870
Southern Gas Capital
5.875%, 03/15/2041	1,568	2,053
4.400%, 06/01/2043	395	448
Southwestern Electric Power
6.200%, 03/15/2040	2,000	2,788
Southwestern Public Service
4.400%, 11/15/2048	795	995
Tampa Electric
4.300%, 06/15/2048	1,260	1,516
Union Electric
8.450%, 03/15/2039	1,325	2,226

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Virginia Electric & Power
4.450%, 02/15/2044	$750	$905
4.000%, 01/15/2043	450	510
Wisconsin Public Service
3.300%, 09/01/2049	435	453
		141,581
Total Corporate Obligations (Cost $842,103) ($ Thousands)		993,267

U.S. TREASURY OBLIGATIONS — 27.3%
U.S. Treasury Bills
1.993%, 10/22/2019 (B)	2,480	2,473
2.115%, 09/26/2019 (B)	2,238	2,235
2.022%, 10/08/2019 (B)	9,680	9,661
U.S. Treasury Bonds
4.500%, 05/15/2038	27,276	39,273
4.250%, 05/15/2039	405	570
3.750%, 08/15/2041	1,915	2,558
3.750%, 11/15/2043	6,180	8,356
3.625%, 08/15/2043	2,167	2,873
3.625%, 02/15/2044	8,836	11,746
3.125%, 11/15/2041	6,650	8,131
3.125%, 02/15/2043	3,060	3,751
3.125%, 08/15/2044	5,155	6,355
3.041%, 08/15/2043	9,912	6,177
3.000%, 05/15/2045	5,845	7,084
3.000%, 05/15/2047	18,743	22,902
3.000%, 02/15/2048	45,264	55,464
3.000%, 08/15/2048	9,355	11,483
3.000%, 02/15/2049	4,530	5,578
2.875%, 11/15/2046	11,790	14,064
2.875%, 05/15/2049	31,340	37,744
2.750%, 08/15/2042	4,360	5,031
2.750%, 11/15/2047	11,050	12,919
2.500%, 02/15/2045	5,326	5,908
2.500%, 05/15/2046	46,800	52,003
2.375%, 05/15/2029	255	275
2.250%, 08/15/2046	31,885	33,755
2.250%, 08/15/2049	33,160	35,251
U.S. Treasury Inflation-Protected Securities
1.000%, 02/15/2049	5,278	6,251
U.S. Treasury Notes
2.625%, 05/15/2021	2,090	2,126
1.625%, 08/15/2029	4,215	4,262
Total U.S. Treasury Obligations (Cost $350,173) ($ Thousands)		416,259

MUNICIPAL BONDS — 3.9%

California — 2.1%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	600	984
California State, Build America Project, GO
7.625%, 03/01/2040	790	1,318
7.550%, 04/01/2039	295	495
7.500%, 04/01/2034	3,965	6,246
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	590	1,013
Los Angeles, Department of Water & Power, Build America Project, RB
6.008%, 07/01/2039	3,000	4,144

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Los Angeles, Unified School District, Build America Project, GO
5.750%, 07/01/2034	$1,875	$2,508
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	1,360	1,958
Regents of the University of California, Medical Center Pooled Revenue, Build America Project, Ser H, RB
6.548%, 05/15/2048	1,430	2,244
San Francisco, Public Utilities Commission Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	3,805	5,327
State of California, Build America Project, GO
7.350%, 11/01/2039	1,925	3,077
University of California, Ser AD, RB
4.858%, 05/15/2112	1,175	1,652
University of California, Ser AP, RB
3.931%, 05/15/2045	475	545
		31,511
District of Columbia — 0.1%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	1,505	2,247
Florida — 0.1%
City of Gainesville, Build America Project, RB
6.024%, 10/01/2040	650	972
Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
6.637%, 04/01/2057	626	878
Illinois — 0.3%
Illinois State, Finance Authority, RB Callable 06/01/2022 @ 100
4.000%, 06/01/2047	1,260	1,307
Illinois State, GO
5.100%, 06/01/2033	780	849
Metropolitan Water Reclamation District of Greater Chicago, GO
5.720%, 12/01/2038	1,780	2,471
		4,627
Michigan — 0.2%
Michigan State University, Build America Project, RB Callable 02/15/2030 @ 100
6.173%, 02/15/2050	2,000	2,582
Missouri — 0.0%
Missouri State, Joint Municipal Electric Utility Commission, Build America Project, Ser A, RB
6.890%, 01/01/2042	600	866
New Jersey — 0.0%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	60	99
New York — 0.7%
Metropolitan Transportation Authority, Build America Project, RB
6.548%, 11/15/2031	500	676

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	$950	$1,242
New York City Water & Sewer System, RB Pre-Refunded @ 100
5.375%, 12/15/2020 (E)	395	417
New York City Water & Sewer System, RB Callable 12/15/2020 @ 100
5.375%, 06/15/2043	205	216
New York City, Municipal Water Finance Authority, Build America Project, RB
5.440%, 06/15/2043	910	1,319
New York City, Transitional Finance Authority, Build America Project, Sub-Ser, RB
5.572%, 11/01/2038	885	1,200
New York State, Dormitory Authority, Build America Project, RB
5.500%, 03/15/2030	2,645	3,210
5.289%, 03/15/2033	1,550	1,956
		10,236
Ohio — 0.0%
Ohio State University, Build America Project, RB
4.910%, 06/01/2040	535	714
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	115	162
		876
Texas — 0.3%
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	930	1,275
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	490	821
Permanent University Fund - University of Texas System, Ser S, RB Callable 01/01/2047 @ 100
3.376%, 07/01/2047	560	626
Texas Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/2030	815	1,015
University of Texas, Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	575	795
		4,532
Total Municipal Bonds (Cost $47,461) ($ Thousands)		59,426

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
FNMA, PO MTN
0.000%, 05/15/2030 (B)	8,380	6,791
Residual Funding Corp
3.977%, 04/15/2030 (B)	17,770	14,418
Tennessee Valley Authority, PO
5.250%, 09/15/2039	4,490	6,476
0.000%, 01/15/2038 (B)	3,700	2,305
Total U.S. Government Agency Obligations (Cost $24,483) ($ Thousands)		29,990

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 1.1%

Agency Mortgage-Backed Obligations — 1.1%
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	$111	$124
FHLMC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	7,091	7,948
FHLMC CMO, Ser 2748, Cl ZT
5.500%, 02/15/2024	604	623
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	1,214	1,467
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	649	748
FNMA CMO, Ser 2007-68, Cl SC, IO
4.555%, VAR LIBOR USD 1 Month+6.700%, 07/25/2037	22	4
GNMA ARM
3.875%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 06/20/2032	41	42
GNMA CMO, Ser 2009-8, Cl PS, IO
4.103%, VAR LIBOR USD 1 Month+6.300%, 08/16/2038	61	5
GNMA CMO, Ser 2010-4, Cl NS, IO
4.193%, VAR LIBOR USD 1 Month+6.390%, 01/16/2040	85	16
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041 (B)	6,335	5,832
		16,809
Non-Agency Mortgage-Backed Obligations — 0.0%
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
2.392%, VAR ICE LIBOR USD 1 Month+0.210%, 03/19/2045	70	69
Harborview Mortgage Loan Trust, Ser 2004- 8, Cl 2A4A
2.982%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2034	121	121
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
2.925%, VAR ICE LIBOR USD 1 Month+0.780%, 12/25/2034	76	67
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
2.945%, VAR ICE LIBOR USD 1 Month+0.800%, 08/25/2034	34	32
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
3.126%, VAR ICE LIBOR USD 1 Month+0.860%, 09/25/2034	15	15
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	14	15
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031	2	1
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
4.549%, 12/25/2034 (F)	25	25
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
2.475%, VAR ICE LIBOR USD 1 Month+0.330%, 01/25/2045	79	78

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
4.934%, 04/25/2036 (F)	$18	$18
		441
Total Mortgage-Backed Securities (Cost $10,664) ($ Thousands)		17,250

SOVEREIGN DEBT — 0.7%
Chile Government International Bond
3.500%, 01/25/2050	480	548
Colombia Government International Bond
5.625%, 02/26/2044	715	920
5.200%, 05/15/2049	860	1,078
Israel Government AID Bond
5.500%, 09/18/2033	1,400	2,003
Mexico Government International Bond
5.750%, 10/12/2110	344	407
4.500%, 01/31/2050	1,735	1,858
Panama Government International Bond
3.870%, 07/23/2060	345	396
Peruvian Government International Bond
2.844%, 06/20/2030	535	566
Petroleos Mexicanos
6.350%, 02/12/2048	1,970	1,811
Uruguay Government International Bond
5.100%, 06/18/2050	380	471
Total Sovereign Debt (Cost $8,713) ($ Thousands)		10,058

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BOND — 0.0%
Nacional del Cobre de Chile
4.375%, 02/05/2049 (A)	$220	$255
Total Global Bond (Cost $210) ($ Thousands)		255

ASSET-BACKED SECURITIES — 0.0%

Other Asset-Backed Securities — 0.0%

Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
5.266%, 03/25/2037	180	194
Conseco Finance, Ser 1998-2, Cl A5
6.240%, 12/01/2028	5	6
		200
Total Asset-Backed Securities (Cost $146) ($ Thousands)		200

	Shares
CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Cl F
1.970%**†	13,528,430	13,528
Total Cash Equivalent (Cost $13,528) ($ Thousands)		13,528
Total Investments in Securities — 101.0% (Cost $1,297,481) ($ Thousands)		$1,540,233

A list of the open futures contracts held by the Fund at August 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/(Depreciation) (Thousands)
U.S. 2-Year Treasury Note	695	Jan-2020	$150,196	$150,202	$6

U.S. 5-Year Treasury Note	(410)	Jan-2020	(49,247)	(49,190)	57

U.S. 10-Year Treasury Note	266	Dec-2019	34,991	35,037	46

U.S. Long Treasury Bond	(450)	Dec-2019	(74,463)	(74,362)	101

U.S. Ultra Long Treasury Bond	308	Dec-2019	59,630	60,811	1,181

Ultra 10-Year U.S. Treasury Note	115	Dec-2019	16,681	16,611	(70)

			$137,788	$139,107	$1,321

Percentages are based on Net Assets of $1,525,515 ($ Thousands).
**	Rate shown is the 7-day effective yield as of August 31, 2019.
†	Investment in Affiliated Security.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2019, the value of these securities amounted to $98,508 ($ Thousands), representing 6.5% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(D)	Security is in default on interest payment.

(E)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Ser — Series

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of August 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$993,267	$–	$993,267
U.S. Treasury Obligations	–	416,259	–	416,259
Municipal Bonds	–	59,426	–	59,426
U.S. Government Agency Obligations	–	29,990	–	29,990
Mortgage-Backed Securities	–	17,250	–	17,250
Sovereign Debt	–	10,058	–	10,058
Global Bond	–	255	–	255
Asset-Backed Securities	–	200	–	200
Cash Equivalent	13,528	–	–	13,528

Total Investments in Securities	$13,803	$1,526,705	$–	$1,540,233

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,391	$–	$–	$1,391
Unrealized Depreciation	(70)	–	–	(70)

Total Other Financial Instruments	$1,321	$–	$–	$1,321

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is summary of the transactions with affiliates for the period ended August 31, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 16,326	$ 119,908	$(122,706)	$ —	$ —	$ 13,528	13,528,430	$ 76	$ —

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Long Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 87.2%

Communication Services — 6.1%
Alltel
7.875%, 07/01/2032	$1,315	$1,835
America Movil
6.125%, 03/30/2040	6,750	9,379
4.375%, 04/22/2049	5,130	6,068
AT&T
8.750%, 11/15/2031	1,391	2,007
6.350%, 03/15/2040	3,070	4,012
5.450%, 03/01/2047	215	263
5.250%, 03/01/2037	875	1,037
4.800%, 06/15/2044	979	1,094
4.650%, 06/01/2044	1,100	1,193
4.500%, 05/15/2035	3,024	3,364
4.350%, 06/15/2045	3,379	3,594
Baidu
4.875%, 11/14/2028	1,010	1,145
CBS
5.900%, 10/15/2040	40	51
Charter Communications Operating LLC
6.834%, 10/23/2055	580	739
6.484%, 10/23/2045	1,330	1,644
6.384%, 10/23/2035	790	964
Comcast
6.550%, 07/01/2039	290	424
6.500%, 11/15/2035	2,096	2,971
6.400%, 05/15/2038	2,837	4,085
6.400%, 03/01/2040	735	1,041
5.650%, 06/15/2035	4,600	6,128
4.950%, 10/15/2058	29,897	38,941
4.750%, 03/01/2044	2,900	3,578
4.700%, 10/15/2048	7,737	9,694
4.650%, 07/15/2042	2,950	3,598
4.600%, 10/15/2038	8,155	9,867
4.600%, 08/15/2045	6,340	7,651
4.500%, 01/15/2043	6,380	7,574
4.400%, 08/15/2035	1,320	1,555
4.250%, 01/15/2033	5,330	6,191
4.200%, 08/15/2034	18,390	21,615
4.049%, 11/01/2052	16,243	18,579
4.000%, 03/01/2048	1,180	1,336
3.999%, 11/01/2049	2,259	2,555
3.969%, 11/01/2047	3,765	4,246
3.900%, 03/01/2038	4,010	4,495
3.400%, 07/15/2046	10,114	10,521
3.200%, 07/15/2036	1,000	1,038
Cox Communications
4.700%, 12/15/2042 (A)	880	950
Deutsche Telekom International Finance
9.250%, 06/01/2032	2,192	3,507
Discovery Communications LLC
6.350%, 06/01/2040	2	2
Fox
5.576%, 01/25/2049 (A)	775	1,009

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NBCUniversal Media LLC
6.400%, 04/30/2040	$1,785	$2,587
5.950%, 04/01/2041	3,575	4,973
4.450%, 01/15/2043	3,300	3,875
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	1,050	1,085
Sprint Spectrum LLC
5.152%, 03/20/2028 (A)	2,100	2,263
Tencent Holdings MTN
3.925%, 01/19/2038 (A)	1,325	1,440
3.595%, 01/19/2028 (A)	1,455	1,533
TWDC Enterprises 18
4.125%, 12/01/2041	2,150	2,577
TWDC Enterprises 18 MTN
4.125%, 06/01/2044	2,104	2,563
Verizon Communications
6.400%, 09/15/2033	1,335	1,819
6.000%, 04/01/2041	1,420	1,917
5.250%, 03/16/2037	1,230	1,556
5.012%, 04/15/2049	765	977
4.862%, 08/21/2046	1,185	1,474
4.672%, 03/15/2055	640	786
4.522%, 09/15/2048	3,465	4,168
Viacom
5.850%, 09/01/2043	2,680	3,382
5.250%, 04/01/2044	190	223
4.850%, 12/15/2034	300	312
4.375%, 03/15/2043	1,620	1,717
Vodafone Group
5.250%, 05/30/2048	2,625	3,141
Walt Disney
6.750%, 01/09/2038 (A)	525	793
6.400%, 12/15/2035 (A)	4,315	6,247
4.750%, 09/15/2044 (A)	475	623
		263,571
Consumer Discretionary — 2.8%
Alibaba Group Holding
4.400%, 12/06/2057	1,750	2,086
4.000%, 12/06/2037	2,713	2,993
Alibaba Group Holding Ltd
4.200%, 12/06/2047	3,987	4,600
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	900	1,008
Amazon.com
4.250%, 08/22/2057	1,240	1,579
4.050%, 08/22/2047	11,269	13,824
3.875%, 08/22/2037	8,187	9,550
Cox Communications
4.800%, 02/01/2035 (A)	1,400	1,531
Daimler Finance North America LLC
3.750%, 02/22/2028 (A)	6,015	6,431
Grupo Televisa
6.625%, 01/15/2040	20	25
Home Depot
5.950%, 04/01/2041	1,980	2,845
5.875%, 12/16/2036	2,383	3,363
4.875%, 02/15/2044	105	137
4.500%, 12/06/2048	7,510	9,552
4.400%, 03/15/2045	4,515	5,599
4.250%, 04/01/2046	10,431	12,687
4.200%, 04/01/2043	3,690	4,394
3.900%, 06/15/2047	12,135	14,078
Kohl’s
5.550%, 07/17/2045	1,309	1,364

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lowe’s
4.050%, 05/03/2047	$2,581	$2,803
3.700%, 04/15/2046	1,285	1,311
McDonald’s MTN
4.450%, 09/01/2048	825	980
NIKE
3.625%, 05/01/2043	1,545	1,743
QVC
5.950%, 03/15/2043	2,305	2,345
5.450%, 08/15/2034	780	795
Starbucks
4.450%, 08/15/2049	1,115	1,305
Target
7.000%, 01/15/2038	440	694
6.500%, 10/15/2037	2,601	3,916
4.000%, 07/01/2042	3,351	3,927
Time Warner Cable LLC
5.875%, 11/15/2040	385	438
5.500%, 09/01/2041	500	546
4.500%, 09/15/2042	1,000	992
Time Warner Entertainment
8.375%, 07/15/2033	1,620	2,272
		121,713

Consumer Staples — 8.2%
Advocate Health & Hospitals
4.272%, 08/15/2048	2,717	3,386
Aetna
4.125%, 11/15/2042	3,350	3,466
3.875%, 08/15/2047	1,000	1,007
Allina Health System
3.887%, 04/15/2049	2,554	3,014
Altria Group
10.200%, 02/06/2039	2,501	4,290
9.950%, 11/10/2038	1,665	2,803
5.800%, 02/14/2039	2,225	2,745
4.250%, 08/09/2042	420	433
3.875%, 09/16/2046	1,300	1,277
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	4,750	7,630
8.000%, 11/15/2039	3,076	4,918
4.375%, 04/15/2038	4,365	4,962
3.750%, 07/15/2042	670	690
Anheuser-Busch LLC
4.900%, 02/01/2046	13,553	16,157
4.700%, 02/01/2036	3,985	4,631
Archer-Daniels-Midland
4.500%, 03/15/2049	2,606	3,332
Baptist Health South Florida
4.342%, 11/15/2041	610	729
BAT Capital
4.540%, 08/15/2047	1,955	1,960
4.390%, 08/15/2037	8,085	8,135
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	1,250	1,405
4.700%, 07/15/2064 (A)	3,530	3,507
4.625%, 06/25/2038 (A)	645	709
4.400%, 07/15/2044 (A)	1,920	1,988
3.950%, 04/15/2045 (A)	1,880	1,823
Baylor Scott & White Holdings
2.650%, 11/15/2026	1,235	1,260
Boston University
4.061%, 10/01/2048	1,800	2,171
Bowdoin College
4.693%, 07/01/2112	370	470

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Clorox
3.100%, 10/01/2027	$1,795	$1,897
Coca-Cola Femsa
5.250%, 11/26/2043	3,070	4,004
CommonSpirit Health
4.187%, 10/01/2049	2,925	3,122
3.817%, 10/01/2049	3,360	3,489
Conagra Brands
5.400%, 11/01/2048	760	904
Constellation Brands
4.650%, 11/15/2028	585	670
Dartmouth-Hitchcock Health
4.178%, 08/01/2048	5,910	7,168
Diageo Capital
5.875%, 09/30/2036	485	673
Duke University Health System
3.920%, 06/01/2047	3,825	4,618
Ford Foundation
3.859%, 06/01/2047	2,500	2,927
General Mills
4.700%, 04/17/2048	760	899
Georgetown University
5.215%, 10/01/2118	3,159	4,631
4.315%, 04/01/2049	2,190	2,805
Heineken
4.350%, 03/29/2047 (A)	700	824
Indiana University Health Obligated Group
3.970%, 11/01/2048	2,310	2,823
Johns Hopkins Health System
3.837%, 05/15/2046	640	763
Johns Hopkins University
4.083%, 07/01/2053	2,000	2,499
Kaiser Foundation Hospitals
4.150%, 05/01/2047	5,325	6,565
Kimberly-Clark
5.300%, 03/01/2041	555	757
3.900%, 05/04/2047	4,275	5,009
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	1,890	2,369
6.750%, 03/15/2032	575	715
5.000%, 07/15/2035	215	230
5.000%, 06/04/2042	200	206
4.375%, 06/01/2046	1,810	1,739
Kroger
5.400%, 01/15/2049	3,021	3,605
Mars
4.200%, 04/01/2059 (A)	1,485	1,791
4.125%, 04/01/2054 (A)	2,995	3,530
3.950%, 04/01/2049 (A)	5,580	6,468
3.875%, 04/01/2039 (A)	2,020	2,304
3.600%, 04/01/2034 (A)	2,450	2,750
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,400	5,956
3.959%, 07/01/2038	1,927	2,275
Nestle Holdings
4.000%, 09/24/2048 (A)	5,795	6,960
3.900%, 09/24/2038 (A)	4,915	5,778
New York and Presbyterian Hospital
4.063%, 08/01/2056	2,200	2,656
Northwell Healthcare
4.260%, 11/01/2047	790	922
Northwestern University
3.688%, 12/01/2038	2,070	2,373

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Novartis Capital
4.000%, 11/20/2045	$3,935	$4,705
NYU Langone Hospitals
5.750%, 07/01/2043	2,040	2,935
4.368%, 07/01/2047	1,950	2,348
Partners Healthcare System
3.765%, 07/01/2048	1,000	1,124
PepsiCo
4.250%, 10/22/2044	1,000	1,233
4.000%, 05/02/2047	4,109	4,963
3.450%, 10/06/2046	9,782	10,797
3.375%, 07/29/2049	5,600	6,133
3.000%, 08/25/2021	16	16
Philip Morris International
6.375%, 05/16/2038	420	576
4.875%, 11/15/2043	3,595	4,251
4.500%, 03/20/2042	7,145	8,116
4.250%, 11/10/2044	500	547
4.125%, 03/04/2043	4,800	5,126
3.875%, 08/21/2042	3,030	3,111
3.375%, 08/15/2029	4,055	4,250
President & Fellows of Harvard College
3.619%, 10/01/2037	400	455
Princeton University
5.700%, 03/01/2039	1,399	2,063
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	1,640	1,874
Reynolds American
8.125%, 05/01/2040	2,010	2,776
5.850%, 08/15/2045	1,515	1,706
Roche Holdings
2.375%, 01/28/2027 (A)	3,815	3,896
Stanford Health Care
3.795%, 11/15/2048	9,287	11,030
Sysco
4.450%, 03/15/2048	960	1,151
Tyson Foods
5.100%, 09/28/2048	525	654
University of Chicago
4.411%, 10/01/2044	715	783
4.003%, 10/01/2053	2,475	3,105
University of Southern California
3.841%, 10/01/2047	1,580	1,924
3.028%, 10/01/2039	2,300	2,458
Walmart
4.050%, 06/29/2048	31,026	38,615
4.000%, 04/11/2043	5,690	6,808
3.950%, 06/28/2038	4,950	5,942
3.625%, 12/15/2047	5,935	6,934
Willis-Knighton Medical Center
4.813%, 09/01/2048	3,030	3,923
		354,900
Energy — 5.1%
Anadarko Petroleum
6.200%, 03/15/2040	1,645	2,019
5.027%, 10/10/2036 (B)	15,000	7,451
Baker Hughes a GE LLC
4.080%, 12/15/2047	2,525	2,471
BG Energy Capital
5.125%, 10/15/2041 (A)	5,840	7,561
BP Capital Markets America
3.937%, 09/21/2028	3,075	3,435

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Burlington Resources LLC
5.950%, 10/15/2036	$360	$493
Canadian Oil Sands
6.000%, 04/01/2042 (A)	2,375	2,724
Cenovus Energy
6.750%, 11/15/2039	1,665	2,058
Colonial Pipeline
4.250%, 04/15/2048 (A)	3,050	3,479
Concho Resources
4.850%, 08/15/2048	1,490	1,731
Conoco Funding
6.950%, 04/15/2029	2,593	3,572
ConocoPhillips
6.500%, 02/01/2039	13,828	20,310
5.900%, 05/15/2038	2,400	3,321
4.300%, 11/15/2044	7,490	8,845
Devon Financing
7.875%, 09/30/2031	1,315	1,887
Energy Transfer Operating
8.250%, 11/15/2029	95	125
6.250%, 04/15/2049	3,830	4,737
6.050%, 06/01/2041	1,460	1,677
5.300%, 04/15/2047	890	967
4.900%, 03/15/2035	82	86
Eni
5.700%, 10/01/2040 (A)	2,285	2,872
4.250%, 05/09/2029 (A)	1,415	1,553
EnLink Midstream Partners
5.050%, 04/01/2045	3,170	2,615
Enterprise Products Operating LLC
5.950%, 02/01/2041	1,280	1,655
3.125%, 07/31/2029	3,200	3,316
EOG Resources
3.900%, 04/01/2035	5,847	6,571
Equinor
6.500%, 12/01/2028 (A)	2,305	3,054
5.100%, 08/17/2040	1,415	1,859
4.800%, 11/08/2043	2,284	2,956
3.950%, 05/15/2043	1,430	1,648
Exxon Mobil
3.567%, 03/06/2045	10,995	12,240
2.995%, 08/16/2039	4,381	4,505
Hess
6.000%, 01/15/2040	1,865	2,119
Kinder Morgan
5.300%, 12/01/2034	500	582
Marathon Petroleum
5.000%, 09/15/2054	1,030	1,107
Motiva Enterprises
6.850%, 01/15/2040 (A)	4,340	5,367
MPLX
5.200%, 03/01/2047	725	789
4.700%, 04/15/2048	3,240	3,335
4.500%, 04/15/2038	475	490
Noble Energy
6.000%, 03/01/2041	360	427
Northern Natural Gas
4.300%, 01/15/2049 (A)	530	632
Occidental Petroleum
4.400%, 08/15/2049	370	385
4.200%, 03/15/2048	190	192
Petroleos Mexicanos MTN
6.750%, 09/21/2047	1,620	1,543

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Saudi Arabian Oil MTN
4.375%, 04/16/2049 (A)	$2,375	$2,717
4.250%, 04/16/2039 (A)	1,000	1,133
Shell International Finance BV
6.375%, 12/15/2038	6,081	8,998
5.500%, 03/25/2040	2,500	3,392
4.550%, 08/12/2043	6,160	7,633
4.375%, 05/11/2045	4,165	5,101
4.125%, 05/11/2035	6,131	7,159
4.000%, 05/10/2046	7,180	8,434
3.750%, 09/12/2046	10,646	12,128
3.625%, 08/21/2042	285	314
Suncor Energy
5.950%, 12/01/2034	3,570	4,703
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	972	1,084
TC PipeLines
4.375%, 03/13/2025	1,300	1,383
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,200	3,102
Total Capital International
2.829%, 01/10/2030	3,255	3,371
TransCanada PipeLines
7.250%, 08/15/2038	1,765	2,531
6.200%, 10/15/2037	525	688
4.875%, 05/15/2048	2,140	2,544
4.625%, 03/01/2034	1,965	2,246
Williams Partners
6.300%, 04/15/2040	50	63
5.400%, 03/04/2044	1,000	1,159
		220,644
Financials — 20.7%
Aflac
4.750%, 01/15/2049	3,540	4,448
AIA Group MTN
4.875%, 03/11/2044 (A)	2,572	3,336
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	5,560	7,877
Allstate
4.200%, 12/15/2046	2,010	2,439
3.850%, 08/10/2049	1,585	1,829
American International Group
4.750%, 04/01/2048	3,186	3,796
4.500%, 07/16/2044	2,970	3,393
Apollo Management Holdings
5.000%, 03/15/2048 (A)	2,525	2,942
4.872%, 02/15/2029 (A)	1,895	2,113
Banco Santander
3.306%, 06/27/2029	1,245	1,303
Bank of America
7.750%, 05/14/2038	1,275	1,990
6.110%, 01/29/2037	3,965	5,307
Bank of America MTN
5.875%, 02/07/2042	12,048	17,266
5.000%, 01/21/2044	2,250	2,928
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	12,505	15,265
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	3,320	3,746
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038	4,150	4,853
4.078%, VAR ICE LIBOR USD 3 Month+1.320%, 04/23/2040	10,410	11,940

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/2030	$21,840	$24,223
3.194%, VAR ICE LIBOR USD 3 Month+1.180%, 07/23/2030	5,650	5,898
Bank of America NA
6.000%, 10/15/2036	2,585	3,620
Bank of New York Mellon MTN
4.600%, 01/15/2020	50	50
BB&T MTN
3.875%, 03/19/2029	1,205	1,328
Berkshire Hathaway
4.500%, 02/11/2043	2,095	2,635
3.400%, 01/31/2022	56	58
Berkshire Hathaway Finance
5.750%, 01/15/2040	3,080	4,411
4.400%, 05/15/2042	3,100	3,780
4.300%, 05/15/2043	2,420	2,896
4.250%, 01/15/2049	4,780	5,802
4.200%, 08/15/2048	5,670	6,810
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	1,313	1,812
5.000%, 06/15/2044 (A)	3,450	4,294
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	3,818	4,569
Chubb
6.500%, 05/15/2038	1,110	1,662
Chubb INA Holdings
6.700%, 05/15/2036	4,870	7,253
4.350%, 11/03/2045	6,695	8,450
Cincinnati Financial
6.920%, 05/15/2028	2,518	3,342
6.125%, 11/01/2034	3,553	4,935
Citigroup
8.125%, 07/15/2039	4,243	7,091
6.125%, 08/25/2036	690	905
4.650%, 07/30/2045	1,539	1,919
4.650%, 07/23/2048	10,918	13,726
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/2048	979	1,195
3.980%, VAR ICE LIBOR USD 3 Month+1.338%, 03/20/2030	7,110	7,846
3.520%, VAR ICE LIBOR USD 3 Month+1.151%, 10/27/2028	5,225	5,537
Citigroup Capital III
7.625%, 12/01/2036	890	1,213
CME Group
4.150%, 06/15/2048	11,644	14,321
Commonwealth Bank of Australia
4.316%, 01/10/2048 (A)	2,536	2,842
Commonwealth Bank of Australia MTN
3.900%, 07/12/2047 (A)	1,085	1,241
Cooperatieve Rabobank UA MTN
5.250%, 05/24/2041	115	157
Credit Suisse Group
4.282%, 01/09/2028 (A)	160	174
DaimlerChrysler
8.500%, 01/18/2031	150	225
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	1,145
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (A)	3,890	4,816

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/2054 (A)	$940	$1,116
Fifth Third Bancorp
8.250%, 03/01/2038	1,795	2,787
First Union Capital II
7.950%, 11/15/2029	695	961
FMR
5.150%, 02/01/2043 (A)	260	337
4.950%, 02/01/2033 (A)	250	308
Goldman Sachs Capital I
6.345%, 02/15/2034	2,865	3,735
Goldman Sachs Group
6.750%, 10/01/2037	3,680	5,040
6.450%, 05/01/2036	675	904
6.250%, 02/01/2041	8,266	11,728
4.750%, 10/21/2045	1,700	2,101
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	7,145	8,219
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	2,000	2,215
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	5,680	6,294
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	3,205	3,443
3.750%, 05/22/2025	2,250	2,398
Goldman Sachs Group MTN
4.800%, 07/08/2044	11,852	14,572
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	2,755	3,657
HSBC Bank PLC
7.650%, 05/01/2025	2,115	2,552
HSBC Bank USA
7.000%, 01/15/2039	5,770	8,502
5.875%, 11/01/2034	9,335	12,186
HSBC Holdings
6.800%, 06/01/2038	6,819	9,638
6.500%, 09/15/2037	6,970	9,451
5.250%, 03/14/2044	9,330	11,563
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	9,360	10,463
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	4,995	5,331
Intercontinental Exchange
4.250%, 09/21/2048	6,740	8,299
JPMorgan Chase
8.750%, 09/01/2030	1,075	1,608
6.400%, 05/15/2038	11,845	17,262
5.600%, 07/15/2041	6,665	9,279
5.500%, 10/15/2040	9,070	12,430
5.400%, 01/06/2042	8,140	11,120
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	4,175	4,800
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	90	109
4.250%, 10/15/2020	300	307
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	6,085	7,084
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	13,874	15,938
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	13,555	15,576
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	18,405	20,626

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.625%, 12/01/2027	$1,275	$1,355
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/2028	1,230	1,318
3.200%, 01/25/2023	200	208
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	2,248	2,784
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	3,627	4,315
Lloyds Banking Group
3.574%, VAR ICE LIBOR USD 3 Month+1.205%, 11/07/2028	1,495	1,530
Marsh & McLennan
4.900%, 03/15/2049	3,672	4,757
4.200%, 03/01/2048	1,585	1,855
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	605	1,057
4.900%, 04/01/2077 (A)	530	696
MetLife
10.750%, 08/01/2039	185	298
6.500%, 12/15/2032	170	240
5.875%, 02/06/2041	1,675	2,333
5.700%, 06/15/2035	10,789	14,791
4.875%, 11/13/2043	4,465	5,664
4.721%, 12/15/2044	4,525	5,639
MetLife Capital Trust IV
7.875%, 12/15/2037 (A)	220	286
Metropolitan Life Global Funding I MTN
3.050%, 06/17/2029 (A)	2,585	2,742
Mitsubishi UFJ Financial Group
3.751%, 07/18/2039	5,795	6,324
3.195%, 07/18/2029	3,910	4,096
Moody’s
4.875%, 12/17/2048	2,745	3,476
Morgan Stanley
7.250%, 04/01/2032	155	225
4.457%, VAR ICE LIBOR USD 3 Month+1.431%, 04/22/2039	5,018	5,953
4.375%, 01/22/2047	3,380	4,108
Morgan Stanley MTN
6.375%, 07/24/2042	7,840	11,604
6.250%, 08/09/2026	3,402	4,154
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/2030	3,755	4,277
4.300%, 01/27/2045	13,310	15,748
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	9,925	11,084
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	1,695	1,837
3.683%, VAR ICE LIBOR USD 3 Month+1.400%, 10/24/2023	1,485	1,511
3.125%, 07/27/2026	2,360	2,451
Mutual of Omaha Insurance
4.297%, VAR ICE LIBOR USD 3 Month+2.640%, 07/15/2054 (A)	595	621
National Rural Utilities Cooperative Finance
4.400%, 11/01/2048	2,795	3,481
4.300%, 03/15/2049	5,793	7,145
4.023%, 11/01/2032	502	590
3.400%, 02/07/2028	3,000	3,254
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,260	2,181
4.950%, 04/22/2044 (A)	700	833

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
New York Life Insurance
6.750%, 11/15/2039 (A)	$4,015	$6,139
5.875%, 05/15/2033 (A)	4,447	6,051
4.450%, 05/15/2069 (A)	1,735	2,118
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	1,827	2,614
3.850%, 09/30/2047 (A)	5,894	6,645
Nuveen LLC
4.000%, 11/01/2028 (A)	4,070	4,614
Pacific Life Insurance
4.300%, VAR ICE LIBOR USD 3 Month+2.796%, 10/24/2067 (A)	1,450	1,559
PNC Bank
4.050%, 07/26/2028	4,380	4,903
3.800%, 07/25/2023	450	477
PNC Financial Services Group
3.450%, 04/23/2029	2,155	2,335
Prudential Financial
3.935%, 12/07/2049	6,412	7,142
3.905%, 12/07/2047	2,135	2,376
Prudential Financial MTN
6.625%, 06/21/2040	285	421
5.700%, 12/14/2036	6,654	8,900
4.350%, 02/25/2050	4,280	5,109
Prudential Insurance of America
8.300%, 07/01/2025 (A)	1,000	1,302
Raymond James Financial
4.950%, 07/15/2046	1,250	1,530
Securian Financial Group
4.800%, 04/15/2048 (A)	2,236	2,706
State Street
4.141%, VAR ICE LIBOR USD 3 Month+1.030%, 12/03/2029	1,660	1,909
Sumitomo Mitsui Financial Group
3.040%, 07/16/2029	1,845	1,908
Swiss Re Treasury US
4.250%, 12/06/2042 (A)	4,581	5,360
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	1,332	2,009
4.900%, 09/15/2044 (A)	2,355	2,963
4.270%, 05/15/2047 (A)	6,803	7,958
Travelers
5.350%, 11/01/2040	1,565	2,133
4.100%, 03/04/2049	5,653	6,789
4.050%, 03/07/2048	1,800	2,147
4.000%, 05/30/2047	1,555	1,834
Travelers MTN
6.250%, 06/15/2037	1,205	1,747
UBS MTN
4.500%, 06/26/2048 (A)	2,915	3,759
US Bancorp MTN
4.125%, 05/24/2021	22	23
3.000%, 07/30/2029	9,245	9,667
Validus Holdings
8.875%, 01/26/2040	2,155	3,563
Wachovia
7.500%, 04/15/2035	440	626
WEA Finance LLC
4.625%, 09/20/2048 (A)	2,000	2,394
Wells Fargo
6.600%, 01/15/2038	5,585	8,196
5.950%, 08/26/2036	7,070	9,754
5.850%, 02/01/2037	14,498	19,609

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.606%, 01/15/2044	$1,020	$1,369
3.900%, 05/01/2045	9,649	11,289
3.000%, 04/22/2026	1,410	1,460
Wells Fargo MTN
4.900%, 11/17/2045	2,415	3,004
4.750%, 12/07/2046	12,906	15,811
4.650%, 11/04/2044	4,260	5,116
4.400%, 06/14/2046	5,615	6,517
4.300%, 07/22/2027	1,207	1,337
4.150%, 01/24/2029	5,890	6,600
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	8,617	9,239
Westpac Banking
4.421%, 07/24/2039	610	683
XLIT
5.250%, 12/15/2043	805	1,068
		894,494
Health Care — 9.5%
Abbott Laboratories
4.900%, 11/30/2046	1,745	2,332
AbbVie
4.875%, 11/14/2048	1,285	1,445
4.450%, 05/14/2046	780	825
Allergan Funding SCS
4.850%, 06/15/2044	625	685
Allina Health System
4.805%, 11/15/2045	1,616	2,078
Amgen
6.375%, 06/01/2037	720	980
4.400%, 05/01/2045	1,975	2,247
Anthem
4.650%, 08/15/2044	900	1,036
4.625%, 05/15/2042	300	342
4.375%, 12/01/2047	2,475	2,776
Ascension Health
4.847%, 11/15/2053	520	715
3.945%, 11/15/2046	3,631	4,358
AstraZeneca
6.450%, 09/15/2037	1,720	2,466
4.375%, 11/16/2045	2,084	2,477
Barnabas Health
4.000%, 07/01/2028	2,240	2,494
Baylor Scott & White Holdings
4.185%, 11/15/2045	3,435	4,195
Bristol-Myers Squibb
4.250%, 10/26/2049 (A)	11,057	13,264
4.125%, 06/15/2039 (A)	925	1,078
Cardinal Health
4.368%, 06/15/2047	2,595	2,502
Celgene
5.250%, 08/15/2043	670	855
4.625%, 05/15/2044	780	950
4.550%, 02/20/2048	1,405	1,715
Cigna
4.900%, 12/15/2048	4,301	5,088
4.800%, 08/15/2038	2,210	2,554
City of Hope
5.623%, 11/15/2043	850	1,197
Cleveland Clinic Foundation
4.858%, 01/01/2114	1,415	1,946
CVS Health
5.125%, 07/20/2045	1,465	1,702
5.050%, 03/25/2048	6,715	7,821
4.780%, 03/25/2038	3,895	4,357
3.250%, 08/15/2029	985	1,001

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Eli Lilly
4.150%, 03/15/2059	$2,395	$2,869
3.950%, 05/15/2047	2,047	2,384
3.950%, 03/15/2049	9,745	11,416
3.875%, 03/15/2039	5,851	6,804
3.100%, 05/15/2027	2,445	2,612
Gilead Sciences
4.800%, 04/01/2044	7,210	8,709
4.750%, 03/01/2046	8,725	10,608
4.600%, 09/01/2035	2,745	3,287
4.500%, 02/01/2045	9,850	11,485
4.150%, 03/01/2047	4,950	5,597
4.000%, 09/01/2036	880	1,003
GlaxoSmithKline Capital
6.375%, 05/15/2038	11,654	17,027
3.875%, 05/15/2028	1,580	1,769
Hartford HealthCare
5.746%, 04/01/2044	2,130	2,803
HCA
5.250%, 06/15/2049	1,800	2,010
Highmark
6.125%, 05/15/2041 (A)	550	685
4.750%, 05/15/2021 (A)	665	685
Humana
8.150%, 06/15/2038	1,510	2,276
4.950%, 10/01/2044	500	595
4.625%, 12/01/2042	405	465
3.950%, 08/15/2049	500	522
Johnson & Johnson
4.850%, 05/15/2041	5,652	7,471
4.375%, 12/05/2033	6,705	8,136
3.625%, 03/03/2037	9,930	11,180
3.500%, 01/15/2048	750	846
3.400%, 01/15/2038	5,750	6,292
2.900%, 01/15/2028	2,575	2,733
Medtronic
4.625%, 03/15/2045	4,958	6,443
4.375%, 03/15/2035	7,725	9,386
Memorial Sloan-Kettering Cancer Center
4.125%, 07/01/2052	3,260	4,058
Merck
5.750%, 11/15/2036	1,200	1,634
4.150%, 05/18/2043	2,675	3,249
4.000%, 03/07/2049	1,000	1,211
3.900%, 03/07/2039	5,010	5,919
3.700%, 02/10/2045	10,190	11,662
3.600%, 09/15/2042	2,840	3,198
3.400%, 03/07/2029	2,980	3,280
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,705	2,181
NYU Langone Hospitals
4.428%, 07/01/2042	2,150	2,597
Pfizer
4.400%, 05/15/2044	5,495	6,691
4.300%, 06/15/2043	2,640	3,182
4.200%, 09/15/2048	2,465	2,979
4.100%, 09/15/2038	3,600	4,259
4.000%, 12/15/2036	8,946	10,393
4.000%, 03/15/2049	6,170	7,261
Pharmacia
6.600%, 12/01/2028	1,145	1,547
Roche Holdings
4.000%, 11/28/2044 (A)	230	281

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	$1,750	$2,035
Stryker
4.625%, 03/15/2046	315	394
4.375%, 05/15/2044	790	936
4.100%, 04/01/2043	785	898
Sutter Health
2.286%, 08/15/2053	2,000	2,031
Trinity Health
4.125%, 12/01/2045	4,685	5,594
UnitedHealth Group
6.875%, 02/15/2038	3,981	6,005
6.625%, 11/15/2037	1,915	2,823
6.500%, 06/15/2037	1,340	1,944
5.950%, 02/15/2041	1,130	1,584
5.800%, 03/15/2036	325	447
5.700%, 10/15/2040	430	588
4.750%, 07/15/2045	6,965	8,694
4.625%, 07/15/2035	1,095	1,344
4.450%, 12/15/2048	14,899	18,083
4.375%, 03/15/2042	30	35
4.250%, 03/15/2043	886	1,025
4.250%, 04/15/2047	2,530	2,968
4.250%, 06/15/2048	2,790	3,276
4.200%, 01/15/2047	6,362	7,453
3.950%, 10/15/2042	1,065	1,187
3.850%, 06/15/2028	2,425	2,698
3.750%, 10/15/2047	870	952
3.700%, 08/15/2049	5,275	5,784
3.500%, 08/15/2039	2,550	2,721
Wyeth
5.950%, 04/01/2037	17,323	24,156
Wyeth LLC
6.500%, 02/01/2034	2,580	3,714
		410,530
Industrials — 5.8%
3M
3.250%, 08/26/2049	7,500	7,586
3M MTN
3.125%, 09/19/2046	2,110	2,098
Air Canada, Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	398	425
Airbus
3.950%, 04/10/2047 (A)	2,500	2,971
American Airlines, Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	3,930	4,083
Boeing
3.950%, 08/01/2059	1,155	1,304
3.900%, 05/01/2049	1,595	1,790
3.850%, 11/01/2048	4,625	5,206
3.750%, 02/01/2050	4,960	5,511
3.550%, 03/01/2038	340	363
3.300%, 03/01/2035	5,255	5,356
Burlington Northern Santa Fe LLC
5.150%, 09/01/2043	1,580	2,052
4.900%, 04/01/2044	10,155	13,014
4.550%, 09/01/2044	5,755	7,011
4.450%, 03/15/2043	560	675
4.400%, 03/15/2042	2,825	3,355
4.150%, 04/01/2045	8,850	10,379
4.125%, 06/15/2047	3,815	4,549
4.050%, 06/15/2048	8,225	9,664

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Canadian National Railway
6.200%, 06/01/2036	$8,120	$11,910
4.500%, 11/07/2043	3,800	4,677
4.450%, 01/20/2049	5,460	7,090
3.650%, 02/03/2048	2,000	2,294
3.200%, 08/02/2046	3,750	3,933
Canadian Pacific Railway
6.125%, 09/15/2115	1,405	2,122
Caterpillar
5.200%, 05/27/2041	395	534
4.750%, 05/15/2064	4,735	6,173
3.803%, 08/15/2042	5,890	6,804
Crane
4.200%, 03/15/2048	775	823
Deere
3.900%, 06/09/2042	4,030	4,778
FedEx
4.950%, 10/17/2048	2,001	2,338
4.050%, 02/15/2048	435	444
GE Capital International Funding Unlimited
4.418%, 11/15/2035	11,484	11,677
General Electric MTN
5.875%, 01/14/2038	7,400	8,545
Honeywell International
3.812%, 11/21/2047	1,085	1,279
Lockheed Martin
4.700%, 05/15/2046	1,000	1,303
4.070%, 12/15/2042	5,145	6,062
Norfolk Southern
5.100%, 08/01/2118	1,900	2,433
4.050%, 08/15/2052	2,434	2,762
Parker-Hannifin
4.100%, 03/01/2047	4,579	5,174
4.000%, 06/14/2049	5,215	5,776
Parker-Hannifin MTN
4.450%, 11/21/2044	1,755	2,065
Raytheon
4.700%, 12/15/2041	560	710
Rockwell Automation
4.200%, 03/01/2049	2,500	3,080
Siemens Financieringsmaatschappij
3.300%, 09/15/2046 (A)	2,635	2,701
Snap-on
4.100%, 03/01/2048	4,140	4,951
Stanley Black & Decker
5.200%, 09/01/2040	280	358
TTX
4.600%, 02/01/2049 (A)	3,542	4,493
Union Pacific
4.800%, 09/10/2058	2,089	2,599
4.750%, 09/15/2041	2,829	3,394
4.500%, 09/10/2048	1,000	1,218
3.875%, 02/01/2055	730	791
3.799%, 10/01/2051	1,955	2,129
United Airlines, Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	1,495	1,677
United Parcel Service
6.200%, 01/15/2038	3,152	4,412
4.250%, 03/15/2049	3,100	3,709
3.625%, 10/01/2042	1,480	1,586
3.400%, 11/15/2046	3,925	4,096
3.400%, 09/01/2049	1,205	1,259

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
United Parcel Service of America
8.375%, 0, 04/01/2030 (C)	$710	$1,024
United Technologies
4.625%, 11/16/2048	1,225	1,547
4.150%, 05/15/2045	1,750	2,025
3.750%, 11/01/2046	1,105	1,226
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	1,549	1,726
Vinci
3.750%, 04/10/2029 (A)	2,245	2,486
Waste Management
4.150%, 07/15/2049	2,660	3,166
WW Grainger
4.600%, 06/15/2045	1,328	1,588
4.200%, 05/15/2047	3,729	4,270
		250,609
Information Technology — 10.5%
Apple
4.650%, 02/23/2046	13,631	17,399
4.450%, 05/06/2044	780	967
4.375%, 05/13/2045	14,845	18,271
3.850%, 05/04/2043	3,065	3,496
3.850%, 08/04/2046	20,287	23,322
3.750%, 09/12/2047	7,610	8,650
3.750%, 11/13/2047	2,000	2,290
3.450%, 02/09/2045	9,840	10,644
2.900%, 09/12/2027	2,080	2,186
Applied Materials
4.350%, 04/01/2047	4,496	5,508
Cisco Systems
5.900%, 02/15/2039	9,028	13,111
5.500%, 01/15/2040	6,475	9,081
Dell International LLC
8.350%, 07/15/2046 (A)	1,215	1,596
8.100%, 07/15/2036 (A)	2,830	3,588
Fiserv
4.400%, 07/01/2049	500	575
Hewlett Packard Enterprise
6.200%, 10/15/2035	1,505	1,751
Intel
4.100%, 05/19/2046	3,052	3,630
4.100%, 05/11/2047	5,020	5,996
4.000%, 12/15/2032	160	190
3.734%, 12/08/2047	16,067	18,299
International Business Machines
4.250%, 05/15/2049	9,150	10,670
4.150%, 05/15/2039	2,780	3,210
Mastercard
3.950%, 02/26/2048	1,475	1,779
3.650%, 06/01/2049	3,930	4,563
Microsoft
5.300%, 02/08/2041	1,715	2,417
4.450%, 11/03/2045	1,315	1,710
4.100%, 02/06/2037	19,099	23,063
4.000%, 02/12/2055	15,538	19,164
3.750%, 02/12/2045	21,860	25,691
3.700%, 08/08/2046	41,768	49,110
3.500%, 02/12/2035	2,220	2,501
3.450%, 08/08/2036	10,295	11,565
2.400%, 08/08/2026	1,255	1,297
Oracle
6.500%, 04/15/2038	7,067	10,493
4.375%, 05/15/2055	3,515	4,236

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.300%, 07/08/2034	$15,655	$18,428
4.125%, 05/15/2045	13,105	15,136
4.000%, 07/15/2046	23,989	27,313
4.000%, 11/15/2047	5,875	6,747
3.800%, 11/15/2037	14,550	16,261
2.650%, 07/15/2026	4,680	4,798
QUALCOMM
4.650%, 05/20/2035	3,305	3,891
4.300%, 05/20/2047	5,655	6,408
Texas Instruments
4.150%, 05/15/2048	10,572	13,104
3.875%, 03/15/2039	1,900	2,230
2.250%, 09/04/2029	2,300	2,308
Visa
4.300%, 12/14/2045	8,285	10,519
4.150%, 12/14/2035	4,385	5,337
3.650%, 09/15/2047	1,055	1,230
		455,729
Materials — 1.1%
Air Liquide Finance
3.500%, 09/27/2046 (A)	1,855	2,014
BHP Billiton Finance USA
6.420%, 03/01/2026	1,400	1,730
5.000%, 09/30/2043	7,780	10,279
Braskem America Finance
7.125%, 07/22/2041 (A)	1,020	1,216
Dow Chemical
5.550%, 11/30/2048 (A)	2,934	3,631
DowDuPont
5.419%, 11/15/2048	1,925	2,479
DuPont de Nemours
5.319%, 11/15/2038	2,760	3,399
Ecolab
5.500%, 12/08/2041	3,257	4,434
Georgia-Pacific LLC
8.875%, 05/15/2031	375	606
7.250%, 06/01/2028	330	448
International Flavors & Fragrances
5.000%, 09/26/2048	1,585	1,787
International Paper
8.700%, 06/15/2038	1,000	1,493
Rio Tinto Finance USA
5.200%, 11/02/2040	4,047	5,329
4.125%, 08/21/2042	3,560	4,237
Vale Canada
7.200%, 09/15/2032	310	367
Vale Overseas
6.875%, 11/21/2036	590	738
6.875%, 11/10/2039	1,590	2,006
		46,193
Real Estate — 1.2%
AvalonBay Communities MTN
4.150%, 07/01/2047	3,975	4,780
Boston Properties
2.900%, 03/15/2030	1,555	1,573
Crown Castle International
4.750%, 05/15/2047	255	301
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	2,925	3,078
ERP Operating
4.625%, 12/15/2021	33	35
4.500%, 07/01/2044	3,705	4,577
4.500%, 06/01/2045	1,450	1,791
4.000%, 08/01/2047	1,525	1,770

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Essex Portfolio
4.500%, 03/15/2048	$862	$1,021
GLP Capital
5.300%, 01/15/2029	1,070	1,190
4.000%, 01/15/2030	410	413
Nationwide Health Properties MTN
6.900%, 10/01/2037	1,600	2,202
Prologis
4.375%, 09/15/2048	1,905	2,413
Public Storage
3.385%, 05/01/2029	3,705	4,035
Realty Income
4.650%, 03/15/2047	2,655	3,388
Simon Property Group
6.750%, 02/01/2040	4,465	6,737
4.750%, 03/15/2042	2,275	2,858
4.250%, 11/30/2046	2,000	2,406
3.300%, 01/15/2026	520	550
Ventas Realty
5.700%, 09/30/2043	2,530	3,343
4.875%, 04/15/2049	245	300
Welltower
5.125%, 03/15/2043	1,085	1,295
4.950%, 09/01/2048	1,000	1,237
		51,293
Utilities — 16.2%
AEP Texas
4.150%, 05/01/2049	2,025	2,404
AEP Transmission LLC
4.000%, 12/01/2046	5,703	6,655
3.800%, 06/15/2049	2,720	3,071
Alabama Power
5.200%, 06/01/2041	155	193
4.300%, 07/15/2048	2,300	2,810
4.150%, 08/15/2044	135	158
3.850%, 12/01/2042	7,967	8,964
Ameren Illinois
3.700%, 12/01/2047	6,230	6,963
American Water Capital
4.150%, 06/01/2049	1,800	2,107
3.750%, 09/01/2047	1,750	1,931
Appalachian Power
6.700%, 08/15/2037	50	71
5.800%, 10/01/2035	125	160
4.600%, 03/30/2021	70	72
4.500%, 03/01/2049	500	616
Aqua America
4.276%, 05/01/2049	1,145	1,361
Arizona Public Service
5.050%, 09/01/2041	50	62
4.500%, 04/01/2042	12	14
4.350%, 11/15/2045	1,735	2,073
Atmos Energy
4.125%, 10/15/2044	4,005	4,675
4.125%, 03/15/2049	3,120	3,763
Avista
4.350%, 06/01/2048	1,945	2,333
Baltimore Gas & Electric
6.350%, 10/01/2036	125	181
5.200%, 06/15/2033	1,500	1,830
3.500%, 08/15/2046	4,230	4,507
Berkshire Hathaway Energy
6.125%, 04/01/2036	2,242	3,170
4.450%, 01/15/2049	4,010	4,904
3.800%, 07/15/2048	9,470	10,519

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Black Hills
4.200%, 09/15/2046	$1,100	$1,230
Boston Gas
4.487%, 02/15/2042 (A)	3,472	4,149
Brooklyn Union Gas
4.273%, 03/15/2048 (A)	2,050	2,449
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	500	623
4.250%, 02/01/2049	2,260	2,790
3.950%, 03/01/2048	500	583
CenterPoint Energy Resources
6.250%, 02/01/2037	1,095	1,443
4.500%, 01/15/2021	40	41
Cleco Power
6.000%, 12/01/2040	1,150	1,514
Commonwealth Edison
4.700%, 01/15/2044	6,023	7,675
4.600%, 08/15/2043	2,070	2,579
4.000%, 03/01/2048	5,010	5,856
4.000%, 03/01/2049	1,425	1,677
3.750%, 08/15/2047	5,680	6,426
3.700%, 03/01/2045	9,730	10,770
Connecticut Light & Power
4.150%, 06/01/2045	3,940	4,651
4.000%, 04/01/2048	4,747	5,584
3.200%, 03/15/2027	780	828
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,860
6.200%, 06/15/2036	65	90
5.700%, 06/15/2040	40	55
5.500%, 12/01/2039	75	101
4.650%, 12/01/2048	6,480	8,148
4.625%, 12/01/2054	2,685	3,337
4.500%, 05/15/2058	750	907
4.450%, 03/15/2044	650	779
4.125%, 05/15/2049	1,320	1,543
4.000%, 11/15/2057	3,930	4,424
3.950%, 03/01/2043	5,840	6,566
3.875%, 06/15/2047	9,283	10,375
3.850%, 06/15/2046	4,817	5,351
Consumers Energy
4.350%, 04/15/2049	4,833	6,073
3.100%, 08/15/2050	2,100	2,154
Dominion Energy
5.250%, 08/01/2033	20	25
Dominion Energy South Carolina
5.100%, 06/01/2065	1,795	2,440
4.350%, 02/01/2042	2,173	2,600
4.250%, 08/15/2028	800	932
DTE Electric
3.950%, 06/15/2042	80	89
3.900%, 06/01/2021	30	31
3.700%, 03/15/2045	7,540	8,418
Duke Energy
4.200%, 06/15/2049	450	513
3.750%, 09/01/2046	450	472
3.550%, 09/15/2021	17	18
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	155
6.100%, 06/01/2037	2,010	2,815
6.050%, 04/15/2038	2,035	2,881
6.000%, 01/15/2038	4,366	6,096

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.300%, 02/15/2040	$7,605	$10,059
4.250%, 12/15/2041	2,400	2,829
4.000%, 09/30/2042	13,590	15,509
3.900%, 06/15/2021	50	51
3.875%, 03/15/2046	5,590	6,387
3.750%, 06/01/2045	500	555
3.700%, 12/01/2047	3,360	3,737
3.200%, 08/15/2049	455	470
Duke Energy Florida LLC
6.400%, 06/15/2038	3,015	4,529
4.200%, 07/15/2048	1,030	1,235
3.400%, 10/01/2046	1,315	1,398
Duke Energy Florida Project Finance LLC
3.112%, 09/01/2036	4,675	4,870
Duke Energy Indiana LLC
6.450%, 04/01/2039	4,275	6,458
6.350%, 08/15/2038	2,950	4,406
4.900%, 07/15/2043	925	1,193
3.750%, 05/15/2046	1,750	1,941
Duke Energy Ohio
4.300%, 02/01/2049	1,980	2,427
Duke Energy Progress LLC
4.375%, 03/30/2044	2,880	3,470
4.200%, 08/15/2045	4,455	5,257
4.150%, 12/01/2044	1,250	1,466
4.100%, 05/15/2042	530	618
3.700%, 10/15/2046	650	720
3.600%, 09/15/2047	850	926
Electricite de France
6.000%, 01/22/2114 (A)	4,842	6,124
5.000%, 09/21/2048 (A)	2,415	2,950
4.950%, 10/13/2045 (A)	1,980	2,394
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	1,000	1,274
Entergy Louisiana LLC
4.200%, 09/01/2048	2,440	2,958
4.200%, 04/01/2050	2,290	2,790
4.000%, 03/15/2033	1,745	2,024
3.250%, 04/01/2028	3,220	3,442
Entergy Mississippi LLC
2.850%, 06/01/2028	4,050	4,210
Exelon
4.950%, 06/15/2035	1,675	1,973
FirstEnergy
4.850%, 07/15/2047	35	43
Florida Power & Light
5.960%, 04/01/2039	2,470	3,555
5.690%, 03/01/2040	5,728	8,030
5.650%, 02/01/2037	1,000	1,359
4.050%, 06/01/2042	3,460	4,073
4.050%, 10/01/2044	2,715	3,213
3.990%, 03/01/2049	1,455	1,739
3.950%, 03/01/2048	4,225	4,990
3.800%, 12/15/2042	3,935	4,473
Georgia Power
4.300%, 03/15/2042	6,235	7,082
4.300%, 03/15/2043	2,945	3,335
Gulf Power
4.550%, 10/01/2044	700	842
Indiana Michigan Power
4.550%, 03/15/2046	780	962
4.250%, 08/15/2048	1,290	1,563

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Indianapolis Power & Light
4.700%, 09/01/2045 (A)	$3,845	$4,752
4.650%, 06/01/2043 (A)	4,065	4,904
International Transmission
4.625%, 08/15/2043	2,525	3,049
Jersey Central Power & Light
6.150%, 06/01/2037	775	1,024
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	6,461	7,635
Kansas City Power & Light
4.200%, 06/15/2047	500	604
4.200%, 03/15/2048	1,000	1,199
Kentucky Utilities
5.125%, 11/01/2040	2,375	3,087
KeySpan Gas East
5.819%, 04/01/2041 (A)	2,117	2,882
Louisville Gas & Electric
4.650%, 11/15/2043	3,140	3,866
MidAmerican Energy
4.800%, 09/15/2043	5,260	6,735
4.400%, 10/15/2044	7,655	9,431
4.250%, 05/01/2046	2,775	3,378
4.250%, 07/15/2049	1,500	1,845
3.950%, 08/01/2047	2,005	2,349
3.650%, 08/01/2048	4,045	4,532
MidAmerican Energy MTN
5.800%, 10/15/2036	635	867
5.750%, 11/01/2035	640	865
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	1,112
Nevada Power
6.650%, 04/01/2036	100	143
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	5,244	6,212
4.119%, 11/28/2042 (A)	2,000	2,291
NiSource
5.950%, 06/15/2041	220	294
5.800%, 02/01/2042	900	1,181
4.375%, 05/15/2047	2,440	2,810
Northern States Power
6.250%, 06/01/2036	3,755	5,405
6.200%, 07/01/2037	7,650	11,072
3.600%, 05/15/2046	500	558
3.400%, 08/15/2042	464	503
Oglethorpe Power
5.375%, 11/01/2040	2,535	3,204
5.250%, 09/01/2050	755	981
4.250%, 04/01/2046	1,615	1,725
4.200%, 12/01/2042	3,465	3,788
Ohio Edison
8.250%, 10/15/2038	655	1,082
Oklahoma Gas & Electric
4.550%, 03/15/2044	1,395	1,668
Oncor Electric Delivery LLC
5.750%, 03/15/2029	85	109
5.300%, 06/01/2042	1,440	1,955
5.250%, 09/30/2040	4,606	6,255
4.550%, 12/01/2041	4,675	5,810
4.100%, 11/15/2048	1,500	1,817
3.800%, 06/01/2049 (A)	4,175	4,861
PacifiCorp
6.250%, 10/15/2037	3,360	4,822

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.000%, 01/15/2039	$4,915	$7,037
4.100%, 02/01/2042	2,705	3,142
PECO Energy
4.800%, 10/15/2043	1,505	1,878
3.700%, 09/15/2047	290	325
Pennsylvania Electric
6.150%, 10/01/2038	100	133
Piedmont Natural Gas
4.650%, 08/01/2043	1,330	1,630
3.640%, 11/01/2046	1,300	1,382
Potomac Electric Power
4.950%, 11/15/2043	950	1,219
PPL Electric Utilities
4.750%, 07/15/2043	3,600	4,538
3.950%, 06/01/2047	3,715	4,283
Progress Energy
4.400%, 01/15/2021	25	26
Public Service Electric & Gas MTN
4.050%, 05/01/2048	2,176	2,579
4.000%, 06/01/2044	695	790
3.800%, 01/01/2043	2,000	2,255
3.800%, 03/01/2046	2,000	2,274
3.650%, 09/01/2042	1,765	1,951
3.600%, 12/01/2047	5,045	5,568
3.200%, 08/01/2049	4,355	4,539
Public Service of Colorado
6.250%, 09/01/2037	1,815	2,610
4.300%, 03/15/2044	1,740	2,113
4.050%, 09/15/2049	2,035	2,445
3.950%, 03/15/2043	5,415	6,116
3.200%, 03/01/2050	1,425	1,487
Public Service of New Hampshire
3.600%, 07/01/2049	2,380	2,664
Public Service of Oklahoma
4.400%, 02/01/2021	27	28
Puget Sound Energy
5.795%, 03/15/2040	130	180
4.223%, 06/15/2048	2,470	2,980
San Diego Gas & Electric
6.000%, 06/01/2026	340	410
4.100%, 06/15/2049	2,290	2,666
3.750%, 06/01/2047	2,380	2,610
Sempra Energy
4.000%, 02/01/2048	1,065	1,156
3.800%, 02/01/2038	1,375	1,443
Southern California Edison
5.950%, 02/01/2038	280	367
4.875%, 03/01/2049	584	725
4.650%, 10/01/2043	4,595	5,444
4.125%, 03/01/2048	7,459	8,340
4.050%, 03/15/2042	5,355	5,784
4.000%, 04/01/2047	3,520	3,837
3.650%, 03/01/2028	3,165	3,424
Southern California Gas
4.300%, 01/15/2049	1,485	1,806
4.125%, 06/01/2048	4,025	4,778
3.750%, 09/15/2042	2,955	3,273
Southern Gas Capital
5.875%, 03/15/2041	600	786
4.400%, 06/01/2043	665	755
3.950%, 10/01/2046	400	429
3.500%, 09/15/2021	68	69
Southern Natural Gas
7.350%, 02/15/2031	1,615	2,116

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Southwest Gas
3.800%, 09/29/2046	$1,025	$1,119
Southwestern Electric Power
6.200%, 03/15/2040	1,204	1,678
3.850%, 02/01/2048	2,505	2,731
Southwestern Public Service
4.500%, 08/15/2041	10,725	13,035
3.750%, 06/15/2049	1,805	2,027
3.700%, 08/15/2047	5,160	5,764
Tampa Electric
4.350%, 05/15/2044	1,225	1,465
3.625%, 06/15/2050	4,110	4,469
Tucson Electric Power
4.850%, 12/01/2048	2,525	3,270
Union Electric
8.450%, 03/15/2039	2,575	4,326
Virginia Electric & Power
8.875%, 11/15/2038	1,962	3,384
6.350%, 11/30/2037	920	1,303
4.650%, 08/15/2043	4,010	4,936
4.600%, 12/01/2048	3,310	4,152
4.450%, 02/15/2044	7,250	8,747
4.000%, 01/15/2043	300	340
4.000%, 11/15/2046	1,720	1,961
Wisconsin Electric Power
3.650%, 12/15/2042	3,930	4,205
2.950%, 09/15/2021	3	3
Wisconsin Power & Light
4.100%, 10/15/2044	325	372
3.050%, 10/15/2027	2,630	2,773
Wisconsin Public Service
4.752%, 11/01/2044	2,725	3,462
Xcel Energy
4.800%, 09/15/2041	1,657	1,963
		699,129
Total Corporate Obligations (Cost $3,257,404) ($ Thousands)		3,768,805

MUNICIPAL BONDS — 6.1%

Alabama — 0.0%
Alabama Economic Settlement Authority, Ser B, RB
4.263%, 09/15/2032	1,010	1,166

California — 3.0%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	2,545	4,175
California State University, Ser B, RB Callable 05/01/2047 @ 100
3.899%, 11/01/2047	2,450	2,893
California State, Build America Project, GO
7.625%, 03/01/2040	1,870	3,120
7.600%, 11/01/2040	410	707
7.550%, 04/01/2039	10,640	17,840
7.500%, 04/01/2034	18,535	29,200
7.300%, 10/01/2039	12,750	20,254
California State, GO Callable 04/01/2028 @ 100
4.500%, 04/01/2033	2,000	2,332
East Bay Municipal Utility District Water System Revenue, Sub-Ser, RB
5.874%, 06/01/2040	1,255	1,823

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Los Angeles County, Metropolitan Transportation Authority, RB
5.735%, 06/01/2039	$680	$952
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,025	1,760
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	770
Los Angeles, Department of Airports, RB
3.887%, 05/15/2038	1,430	1,647
Los Angeles, Department of Water & Power, RB
5.716%, 07/01/2039	1,510	2,165
Los Angeles, Department of Water & Power, Ser C, RB
5.516%, 07/01/2027	955	1,198
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	7,000	10,076
Los Angeles, Unified School District, GO
5.755%, 07/01/2029	1,000	1,252
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,980	3,031
San Francisco, Public Utilities Commission Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	1,000	1,400
San Jose, Redevelopment Agency, Ser A-T, TA
Callable 08/01/2027 @ 100
3.375%, 08/01/2034	1,250	1,349
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	2,000	2,554
University of California, RB
5.946%, 05/15/2045	3,000	4,272
5.770%, 05/15/2043	5,100	7,265
University of California, Ser AP, RB
3.931%, 05/15/2045	950	1,091
University of California, Ser AQ, RB
4.767%, 05/15/2115	2,701	3,692
University of California, Ser J, RB
4.131%, 05/15/2045	1,000	1,162
		127,980

District of Columbia — 0.0%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	530	791
Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	2,222	3,186
6.637%, 04/01/2057	2,033	2,852
		6,038
Illinois — 0.1%
Metropolitan Water Reclamation District of Greater Chicago, GO
5.720%, 12/01/2038	3,205	4,450

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	$2,310	$2,926
Massachusetts — 0.2%
Massachusetts State, Build America Project, GO
5.456%, 12/01/2039	5,085	6,892
Michigan — 0.0%
Michigan State University, Build America Project, RB Callable 02/15/2030 @ 100
6.173%, 02/15/2050	850	1,097

Missouri — 0.0%
Missouri State, Health & Educational Facilities Authority, RB
3.086%, 09/15/2051	1,555	1,618
Missouri State, Health & Educational Facilities Authority, Ser A, RB
3.685%, 02/15/2047	675	776
		2,394
New Jersey — 0.2%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	2,895	4,778
New Jersey State, Turnpike Authority, Ser F, RB
3.729%, 01/01/2036	2,000	2,272
		7,050
New York — 1.0%
Metropolitan Transportation Authority, Build America Project, RB
6.548%, 11/15/2031	1,210	1,636
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	245	338
4.458%, 10/01/2062	7,225	9,442
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	500	677
New York & New Jersey, Port Authority, Ser 20, RB
4.229%, 10/15/2057	500	623
New York City, Build America Project, GO
5.985%, 12/01/2036	1,625	2,205
5.206%, 10/01/2031	750	921
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	1,162
5.882%, 06/15/2044	500	763
5.724%, 06/15/2042	3,720	5,607
5.440%, 06/15/2043	3,000	4,350
New York City, Transitional Finance Authority, Build America Project, Sub-Ser, RB
5.572%, 11/01/2038	900	1,221
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.767%, 08/01/2036	3,140	4,119
5.508%, 08/01/2037	1,890	2,590

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.267%, 05/01/2027	$1,000	$1,212
New York State Urban Development, RB
5.770%, 03/15/2039	1,970	2,485
New York State, Dormitory Authority, Build America Project, RB
5.289%, 03/15/2033	2,000	2,524
		41,875

Ohio — 0.2%
Ohio State University, Build America Project, RB
4.910%, 06/01/2040	2,265	3,023
Ohio State University, Ser A, RB
4.048%, 12/01/2056	4,150	5,252
Ohio State, Hospital Facilities Revenue Authority, RB
3.700%, 01/01/2043	970	1,104
		9,379

Pennsylvania — 0.1%
Commonwealth Financing Authority, Ser A, RB
4.144%, 06/01/2038	2,865	3,380
Texas — 0.9%
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/2044	2,000	2,847
Dallas, Ser A, RB
2.994%, 11/01/2038	4,095	4,237
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	1,350	1,851
Houston, GO
3.961%, 03/01/2047	1,500	1,802
Permanent University Fund - University of Texas System, Ser S, RB
Callable 01/01/2047 @ 100
3.376%, 07/01/2047	2,010	2,249
San Antonio, Electric & Gas Systems Revenue, RB
5.808%, 02/01/2041	3,800	5,589
Texas State, Build America Project, GO
5.517%, 04/01/2039	4,350	6,248
Texas State, Build America Project, Ser A, GO
4.631%, 04/01/2033	1,500	1,820
Texas Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/2030	5,025	6,255
University of Texas, Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	4,540	6,278
		39,176
Virginia — 0.0%
Virginia Commonwealth University Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	626

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Washington — 0.2%
Washington State, Build America Project, GO
5.140%, 08/01/2040	$4,495	$6,117
5.040%, 08/01/2031	1,260	1,543
		7,660
Total Municipal Bonds (Cost $230,969) ($ Thousands)		262,880

U.S. TREASURY OBLIGATIONS — 5.0%
U.S. Treasury Bills
2.115%, 09/26/2019 (B)	1,131	1,130
1.924%, 11/21/2019 (B)	4,135	4,117
U.S. Treasury Bonds
4.500%, 05/15/2038	12,445	17,919
3.000%, 08/15/2048	23,965	29,415
3.000%, 02/15/2049	11,845	14,586
2.875%, 05/15/2049	54,610	65,769
2.375%, 05/15/2029	13,439	14,483
2.250%, 08/15/2049	40,385	42,931
U.S. Treasury Notes
1.875%, 07/31/2026	2,645	2,717
1.625%, 08/15/2029	22,600	22,849
Total U.S. Treasury Obligations (Cost $197,809) ($ Thousands)		215,916

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT — 0.1%
Chile Government International Bond
3.500%, 01/25/2050	$2,615	$2,984
Israel Government International Bond
4.125%, 01/17/2048	1,490	1,827
Total Sovereign Debt (Cost $4,077) ($ Thousands)		4,811

ASSET-BACKED SECURITY — 0.0%

Other Asset-Backed Securities — 0.0%
American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (A)	3,034	3,093
Total Asset-Backed Security (Cost $2,962) ($ Thousands)		3,093

	Shares

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F
1.970%**†	30,388,374	30,388
Total Cash Equivalent (Cost $30,388) ($ Thousands)		30,388
Total Investments in Securities — 99.1% (Cost $3,723,609) ($ Thousands)		$4,285,893

A list of the open futures contracts held by the Fund at August 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/(Depreciation) (Thousands)
U.S. 2-Year Treasury Note	1,932	Jan-2020	$417,523	$417,538	$15
U.S. 5-Year Treasury Note	(1,119)	Jan-2020	(134,410)	(134,254)	156
U.S. 10-Year Treasury Note	543	Dec-2019	71,429	71,523	94
U.S. 10-Year Treasury Note	(22)	Dec-2019	(2,897)	(2,898)	(1)
U.S. Long Treasury Bond	(1,188)	Dec-2019	(196,579)	(196,317)	262
U.S. Ultra Long Treasury Bond	518	Dec-2019	101,257	102,273	1,016
Ultra 10-Year U.S. Treasury Note	187	Dec-2019	27,124	27,010	(114)
Ultra 10-Year U.S. Treasury Note	9	Dec-2019	1,292	1,300	8

			$284,739	$286,175	$1,436

Percentages are based on Net Assets of $4,323,378 ($ Thousands).

**	Rate shown is the 7-day effective yield as of August 31, 2019.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2019, the value of these securities amounted to $312,031 ($ Thousands), representing 7.2% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

Cl — Class

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of August 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$3,768,805	$–	$3,768,805
Municipal Bonds	–	262,880	–	262,880
U.S. Treasury Obligations	–	215,916	–	215,916
Sovereign Debt	–	4,811	–	4,811
Asset-Backed Security	–	3,093	–	3,093
Cash Equivalent	30,388	–	–	30,388

Total Investments in Securities	$30,388	$4,255,505	$–	$4,285,893

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,551	$–	$–	$1,551
Unrealized Depreciation	(115)	–	–	(115)

Total Other Financial Instruments	$1,436	$–	$–	$1,436

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is summary of the transactions with affiliates for the period ended August 31, 2019 ($ Thousands):

Security Description	Value at 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2019	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$52,203	$305,818	$(327,633)	$—	$—	$30,388	30,388,374	$250	$—
Totals	$52,203	$305,818	$(327,633)	$—	$—	$30,388	30,388,374	$250	$—

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS – 41.1%

Communication Services – 1.2%
AT&T
3.260%, VAR ICE LIBOR USD 3 Month+0.930%, 06/30/2020	$1,250	$1,258
Comcast
3.300%, 10/01/2020	2,265	2,298
2.649%, VAR ICE LIBOR USD 3 Month+0.330%, 10/01/2020	800	801
Discovery Communications LLC
3.097%, VAR ICE LIBOR USD 3 Month+0.710%, 09/20/2019	760	760
2.200%, 09/20/2019	220	220
Fox
3.666%, 01/25/2022 (A)	120	124
		5,461
Consumer Discretionary — 2.4%
Daimler Finance North America LLC
2.600%, VAR ICE LIBOR USD 3 Month+0.450%, 02/22/2021 (A)	500	499
Dollar Tree
3.003%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/2020	1,100	1,100
eBay
3.136%, VAR ICE LIBOR USD 3 Month+0.870%, 01/30/2023	1,200	1,206
Ford Motor Credit LLC
3.600%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	750	742
General Motors
3.009%, VAR ICE LIBOR USD 3 Month+0.800%, 08/07/2020	969	970
General Motors Financial
3.863%, VAR ICE LIBOR USD 3 Month+1.560%, 01/15/2020	500	502
3.233%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	900	903
Hyundai Capital America
3.243%, VAR ICE LIBOR USD 3 Month+0.940%, 07/08/2021 (A)	725	726
Marriott International
3.120%, VAR ICE LIBOR USD 3 Month+0.600%, 12/01/2020	800	803
3.103%, VAR ICE LIBOR USD 3 Month+0.650%, 03/08/2021	575	577
Nissan Motor Acceptance MTN
3.193%, VAR ICE LIBOR USD 3 Month+0.890%, 01/13/2022 (A)	1,000	1,005
2.720%, VAR ICE LIBOR USD 3 Month+0.390%, 09/28/2020 (A)	850	850

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Volkswagen Group of America Finance LLC
3.121%, VAR ICE LIBOR USD 3 Month+0.940%, 11/12/2021 (A)	$1,150	$1,156
		11,039
Consumer Staples — 2.8%
Anheuser-Busch InBev Finance
3.513%, VAR ICE LIBOR USD 3 Month+1.260%, 02/01/2021	800	812
BAT Capital
2.765%, VAR ICE LIBOR USD 3 Month+0.590%, 08/14/2020	2,200	2,204
Bayer US Finance II LLC
3.500%, 06/25/2021 (A)	775	791
Conagra Brands
3.800%, 10/22/2021	575	592
3.028%, VAR ICE LIBOR USD 3 Month+0.750%, 10/22/2020	775	775
Constellation Brands
2.000%, 11/07/2019	900	899
Kraft Heinz Foods
3.001%, VAR ICE LIBOR USD 3 Month+0.820%, 08/10/2022	850	839
Kroger MTN
1.500%, 09/30/2019	615	615
Mondelez International Holdings Netherlands BV
2.866%, VAR ICE LIBOR USD 3 Month+0.610%, 10/28/2019 (A)	1,645	1,646
Philip Morris International
2.572%, VAR ICE LIBOR USD 3 Month+0.420%, 02/21/2020	2,805	2,809
Reckitt Benckiser Treasury Services
2.903%, VAR ICE LIBOR USD 3 Month+0.560%, 06/24/2022 (A)	825	821
		12,803

Energy — 1.9%
Andeavor Logistics
5.500%, 10/15/2019	430	430
Occidental Petroleum
3.437%, VAR ICE LIBOR USD 3 Month+1.250%, 08/13/2021	400	401
3.137%, VAR ICE LIBOR USD 3 Month+0.950%, 02/08/2021	400	402
2.600%, 08/13/2021	2,080	2,094
Petroleos Mexicanos
6.000%, 03/05/2020	403	408
Phillips 66
3.053%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2020 (A)	955	955
2.732%, VAR ICE LIBOR USD 3 Month+0.600%, 02/26/2021	665	665
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021	360	373
Saudi Arabian Oil MTN
2.750%, 04/16/2022 (A)	2,290	2,324

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Schlumberger Finance Canada
2.200%, 11/20/2020 (A)	$600	$600
		8,652
Financials — 21.5%
ABN AMRO Bank MTN
2.713%, VAR ICE LIBOR USD 3 Month+0.410%, 01/19/2021 (A)	950	951
AIG Global Funding
2.800%, VAR ICE LIBOR USD 3 Month+0.480%, 07/02/2020 (A)	1,200	1,203
AIG Global Funding MTN
1.950%, 10/18/2019 (A)	1,500	1,500
Assurant
3.583%, VAR ICE LIBOR USD 3 Month+1.250%, 03/26/2021	795	795
Athene Global Funding
3.418%, VAR ICE LIBOR USD 3 Month+1.140%, 04/20/2020 (A)	990	995
Bank of America
2.639%, VAR ICE LIBOR USD 3 Month+0.380%, 01/23/2022	1,200	1,198
Bank of America MTN
5.625%, 07/01/2020	2,800	2,880
3.438%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	700	709
Bank of Montreal MTN
2.850%, VAR ICE LIBOR USD 3 Month+0.440%, 06/15/2020	2,265	2,271
Bank of New York Mellon MTN
1.950%, 08/23/2022	375	375
Bank of Nova Scotia
3.112%, VAR ICE LIBOR USD 3 Month+0.640%, 03/07/2022	800	805
1.850%, 04/14/2020	1,950	1,948
Banque Federative du Credit Mutuel
2.768%, VAR ICE LIBOR USD 3 Month+0.490%, 07/20/2020 (A)	875	878
BB&T MTN
2.980%, VAR ICE LIBOR USD 3 Month+0.570%, 06/15/2020	650	652
BBVA USA
3.181%, VAR ICE LIBOR USD 3 Month+0.730%, 06/11/2021	875	873
BPCE MTN
3.370%, VAR ICE LIBOR USD 3 Month+1.220%, 05/22/2022 (A)	675	683
Branch Banking & Trust
2.753%, VAR ICE LIBOR USD 3 Month+0.450%, 01/15/2020	1,350	1,351
Canadian Imperial Bank of Commerce
2.581%, VAR ICE LIBOR USD 3 Month+0.315%, 02/02/2021	2,150	2,154
2.100%, 10/05/2020	1,705	1,708
Capital One
3.416%, VAR ICE LIBOR USD 3 Month+1.150%, 01/30/2023	1,000	1,007

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Capital One Financial
2.941%, VAR ICE LIBOR USD 3 Month+0.760%, 05/12/2020	$2,395	$2,402
2.716%, VAR ICE LIBOR USD 3 Month+0.450%, 10/30/2020	725	726
Charles Schwab
2.472%, VAR ICE LIBOR USD 3 Month+0.320%, 05/21/2021	520	520
Citibank
2.936%, VAR ICE LIBOR USD 3 Month+0.500%, 06/12/2020	600	602
2.531%, VAR ICE LIBOR USD 3 Month+0.350%, 02/12/2021	3,535	3,539
Citigroup
2.650%, 10/26/2020	610	614
Citizens Bank
2.942%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/2022	1,250	1,252
2.895%, VAR ICE LIBOR USD 3 Month+0.720%, 02/14/2022	800	801
2.702%, VAR ICE LIBOR USD 3 Month+0.570%, 05/26/2020	1,000	1,003
Cooperatieve Rabobank UA
3.168%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	1,350	1,363
2.697%, VAR ICE LIBOR USD 3 Month+0.430%, 04/26/2021	1,000	1,003
Credit Agricole MTN
3.423%, VAR ICE LIBOR USD 3 Month+0.970%, 06/10/2020 (A)	500	503
Danske Bank
5.000%, 01/12/2022 (A)	850	896
Danske Bank MTN
3.030%, VAR ICE LIBOR USD 3 Month+0.510%, 03/02/2020 (A)	1,250	1,250
Deutsche Bank NY
3.093%, VAR ICE LIBOR USD 3 Month+0.815%, 01/22/2021	750	741
DNB Bank
2.690%, VAR ICE LIBOR USD 3 Month+0.370%, 10/02/2020 (A)	875	877
Fifth Third Bank
2.707%, VAR ICE LIBOR USD 3 Month+0.440%, 07/26/2021	600	601
2.516%, VAR ICE LIBOR USD 3 Month+0.250%, 10/30/2020	1,250	1,251
Goldman Sachs Bank USA NY
3.200%, 06/05/2020	2,050	2,068
2.701%, VAR United States Secured Overnight Financing Rate+0.600%, 05/24/2021	575	575
Goldman Sachs Group
3.377%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	900	907
HSBC Holdings
3.086%, VAR ICE LIBOR USD 3 Month+0.650%, 09/11/2021	825	826
2.724%, VAR ICE LIBOR USD 3 Month+0.600%, 05/18/2021	890	890

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Huntington National Bank
2.963%, VAR ICE LIBOR USD 3 Month+0.510%, 03/10/2020	$375	$376
ING Bank
3.009%, VAR ICE LIBOR USD 3 Month+0.690%, 10/01/2019 (A)	1,300	1,301
Jackson National Life Global Funding
3.041%, VAR ICE LIBOR USD 3 Month+0.730%, 06/27/2022 (A)	600	605
2.931%, VAR ICE LIBOR USD 3 Month+0.480%, 06/11/2021 (A)	1,620	1,623
JPMorgan Chase
3.461%, VAR ICE LIBOR USD 3 Month+1.205%, 10/29/2020	396	400
KeyBank
2.960%, VAR ICE LIBOR USD 3 Month+0.810%, 11/22/2021	1,300	1,311
2.913%, VAR ICE LIBOR USD 3 Month+0.660%, 02/01/2022	2,250	2,260
KeyCorp MTN
2.900%, 09/15/2020	1,000	1,008
Manufacturers & Traders Trust
2.734%, VAR ICE LIBOR USD 3 Month+0.610%, 05/18/2022	1,250	1,251
2.546%, VAR ICE LIBOR USD 3 Month+0.270%, 01/25/2021	1,550	1,550
Marsh & McLennan
3.500%, 12/29/2020	170	173
Metropolitan Life Global Funding I
2.400%, 01/08/2021 (A)	1,595	1,604
Morgan Stanley
3.458%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	800	808
MUFG Union Bank
3.072%, VAR ICE LIBOR USD 3 Month+0.600%, 03/07/2022	1,450	1,449
National Bank of Canada MTN
2.996%, VAR ICE LIBOR USD 3 Month+0.560%, 06/12/2020	3,500	3,511
New York Life Global Funding
2.479%, VAR ICE LIBOR USD 3 Month+0.160%, 10/01/2020 (A)	860	861
PNC Bank
2.528%, VAR ICE LIBOR USD 3 Month+0.250%, 01/22/2021	1,650	1,651
2.484%, VAR ICE LIBOR USD 3 Month+0.360%, 05/19/2020	750	751
Regions Bank
2.676%, VAR ICE LIBOR USD 3 Month+0.500%, 08/13/2021	600	600
Royal Bank of Canada
2.100%, 10/14/2020	3,320	3,326
Royal Bank of Canada MTN
2.656%, VAR ICE LIBOR USD 3 Month+0.390%, 04/30/2021	810	813
Santander UK
2.758%, VAR ICE LIBOR USD 3 Month+0.620%, 06/01/2021	850	850

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Standard Chartered
3.428%, VAR ICE LIBOR USD 3 Month+1.150%, 01/20/2023 (A)	$825	$822
SunTrust Bank
2.786%, VAR ICE LIBOR USD 3 Month+0.530%, 01/31/2020	2,615	2,619
2.590%, VAR ICE LIBOR USD 3 Month+0.298%, 01/29/2021	800	801
Svenska Handelsbanken MTN
2.602%, VAR ICE LIBOR USD 3 Month+0.470%, 05/24/2021	850	853
Synchrony Financial
3.517%, VAR ICE LIBOR USD 3 Month+1.230%, 02/03/2020	1,750	1,755
Toronto-Dominion Bank MTN
2.881%, VAR ICE LIBOR USD 3 Month+0.430%, 06/11/2021	2,260	2,268
UBS MTN
2.200%, 06/08/2020 (A)	2,000	2,001
UniCredit MTN
6.572%, 01/14/2022 (A)	515	554
US Bank
2.597%, VAR ICE LIBOR USD 3 Month+0.310%, 02/04/2021	1,800	1,803
Wells Fargo
3.393%, VAR ICE LIBOR USD 3 Month+1.110%, 01/24/2023	700	708
Wells Fargo MTN
2.946%, VAR ICE LIBOR USD 3 Month+0.680%, 01/30/2020	1,250	1,253
2.600%, 07/22/2020	2,450	2,462
Wells Fargo Bank MTN
3.124%, VAR ICE LIBOR USD 3 Month+0.650%, 12/06/2019	1,000	1,002
2.600%, VAR United States Secured Overnight Financing Rate+0.480%, 03/25/2020	1,110	1,111
		98,240
Health Care — 2.8%
Amgen
2.631%, VAR ICE LIBOR USD 3 Month+0.450%, 05/11/2020	1,250	1,252
Anthem
2.500%, 11/21/2020	900	904
Becton Dickinson
3.194%, VAR ICE LIBOR USD 3 Month+0.875%, 12/29/2020	713	713
Bristol-Myers Squibb
2.550%, 05/14/2021 (A)	1,300	1,316
Cardinal Health
3.180%, VAR ICE LIBOR USD 3 Month+0.770%, 06/15/2022	1,200	1,196
Cigna
3.200%, 09/17/2020	2,795	2,821
3.060%, VAR ICE LIBOR USD 3 Month+0.650%, 09/17/2021 (A)	600	600
CVS Health
3.173%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	820	824
Dignity Health
2.637%, 11/01/2019	2,060	2,060

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
McKesson
3.650%, 11/30/2020	$455	$463
UnitedHealth Group
2.373%, VAR ICE LIBOR USD 3 Month+0.070%, 10/15/2020	800	798
		12,947
Industrials — 2.0%
AerCap Ireland Capital DAC
4.500%, 05/15/2021	1,010	1,042
Air Lease
2.125%, 01/15/2020	650	650
Aviation Capital Group LLC
2.936%, VAR ICE LIBOR USD 3 Month+0.670%, 07/30/2021 (A)	945	944
Caterpillar Financial Services MTN
2.752%, VAR ICE LIBOR USD 3 Month+0.280%, 09/07/2021	2,250	2,251
Equifax
3.028%, VAR ICE LIBOR USD 3 Month+0.870%, 08/15/2021	735	734
General Electric
2.740%, VAR ICE LIBOR USD 3 Month+0.410%, 03/28/2020	200	198
2.500%, 03/28/2020	720	716
General Electric MTN
2.931%, VAR ICE LIBOR USD 3 Month+0.620%, 01/09/2020	200	200
John Deere Capital MTN
2.350%, 01/08/2021	685	689
PACCAR Financial MTN
2.441%, VAR ICE LIBOR USD 3 Month+0.260%, 05/10/2021	400	400
Penske Truck Leasing LP
3.650%, 07/29/2021 (A)	575	588
United Technologies
2.603%, VAR ICE LIBOR USD 3 Month+0.350%, 11/01/2019	900	901
		9,313
Information Technology — 1.8%
Broadcom
3.125%, 04/15/2021 (A)	3,220	3,253
2.375%, 01/15/2020	1,400	1,400
Hewlett Packard Enterprise
3.009%, VAR ICE LIBOR USD 3 Month+0.720%, 10/05/2021	600	600
2.100%, 10/04/2019 (A)	1,225	1,225
IBM Credit LLC
2.594%, VAR ICE LIBOR USD 3 Month+0.470%, 11/30/2020	1,670	1,676
		8,154
Materials — 0.6%
Air Liquide Finance
1.375%, 09/27/2019 (A)	900	899
DuPont de Nemours
3.766%, 11/15/2020	695	709
International Flavors & Fragrances
3.400%, 09/25/2020	380	385
Syngenta Finance
3.698%, 04/24/2020 (A)	750	753
		2,746

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Real Estate — 0.2%
American Tower
2.800%, 06/01/2020	$643	$645
Sovereign — 2.1%
European Investment Bank
2.528%, VAR United States Secured Overnight Financing Rate+0.320%, 10/08/2021	2,870	2,868
Inter-American Development Bank MTN
2.503%, VAR ICE LIBOR USD 3 Month+0.200%, 07/15/2021	2,440	2,447
International Bank for Reconstruction & Development
2.340%, VAR United States Secured Overnight Financing Rate+0.220%, 08/21/2020	4,090	4,093
		9,408
Utilities — 1.8%
American Electric Power
2.150%, 11/13/2020	750	751
Consolidated Edison of New York
2.749%, VAR ICE LIBOR USD 3 Month+0.400%, 06/25/2021	2,695	2,705
Dominion Energy
2.450%, 01/15/2023 (A)	800	805
2.250%, 08/15/2021 (B)	155	156
DTE Energy
1.500%, 10/01/2019	870	869
Duke Energy Progress LLC
2.633%, VAR ICE LIBOR USD 3 Month+0.180%, 09/08/2020	800	800
Florida Power & Light
2.639%, VAR ICE LIBOR USD 3 Month+0.400%, 05/06/2022	1,300	1,300
Sempra Energy
1.625%, 10/07/2019	395	395
Southern
3.019%, VAR ICE LIBOR USD 3 Month+0.700%, 09/30/2020 (A)	600	600
		8,381
Total Corporate Obligations (Cost $187,039) ($ Thousands)		187,789

ASSET-BACKED SECURITIES — 29.9%

Automotive — 11.4%
American Credit Acceptance Receivables Trust, Ser 2018-2, Cl A
2.940%, 01/10/2022 (A)	56	56
American Credit Acceptance Receivables Trust, Ser 2018-3, Cl A
2.920%, 08/12/2021 (A)	99	99
American Credit Acceptance Receivables Trust, Ser 2018-4, Cl A
3.380%, 12/13/2021 (A)	540	542
American Credit Acceptance Receivables Trust, Ser 2019-2, Cl A
2.850%, 07/12/2022 (A)	392	393
American Credit Acceptance Receivables Trust, Ser 2019-3, Cl A
2.440%, 12/12/2022 (A)	960	960

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust, Ser 2015-3, Cl C
2.730%, 03/08/2021	$260	$260
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl C
2.870%, 11/08/2021	810	811
Americredit Automobile Receivables Trust, Ser 2019-1, Cl A2A
2.930%, 06/20/2022	700	703
ARI Fleet Lease Trust, Ser 2017-A, Cl A2
1.910%, 04/15/2026 (A)	176	176
ARI Fleet Lease Trust, Ser 2018-A, Cl A2
2.550%, 10/15/2026 (A)	215	215
CarMax Auto Owner Trust, Ser 2018-3, Cl A2A
2.880%, 10/15/2021	629	631
Carmax Auto Owner Trust, Ser 2019-2, Cl A2A
2.690%, 07/15/2022	560	564
Carmax Auto Owner Trust, Ser 2019-3, Cl A2A
2.210%, 12/15/2022	1,775	1,779
Chesapeake Funding II LLC, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (A)	255	254
Chesapeake Funding II LLC, Ser 2017-3A, Cl A1
1.910%, 08/15/2029 (A)	279	279
Chesapeake Funding II LLC, Ser 2017-3A, Cl A2
2.535%, VAR ICE LIBOR USD 1 Month+0.340%, 08/15/2029 (A)	730	730
Chesapeake Funding II LLC, Ser 2017-4A, Cl A1
2.120%, 11/15/2029 (A)	357	357
Chesapeake Funding II LLC, Ser 2017-4A, Cl A2
2.665%, VAR ICE LIBOR USD 1 Month+0.340%, 11/15/2029 (A)	1,462	1,461
Chesapeake Funding II LLC, Ser 2018-2A, Cl A2
2.695%, VAR ICE LIBOR USD 1 Month+0.370%, 08/15/2030 (A)	689	689
Chesapeake Funding II LLC, Ser 2018-3A, Cl A1
3.390%, 01/15/2031 (A)	711	725
Chesapeake Funding II LLC, Ser 2019-2A, Cl A1
1.950%, 09/15/2031 (A)	1,635	1,635
CIG Auto Receivables Trust, Ser 2017-1A, Cl A
2.710%, 05/15/2023 (A)	67	67
CPS Auto Receivables Trust 2019-C, Ser 2019-C, Cl A
2.550%, 09/15/2022 (A)	700	700
CPS Auto Receivables Trust, Ser 2018-A, Cl A
2.160%, 05/17/2021 (A)	18	18

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust, Ser 2019-B, Cl A
2.890%, 05/16/2022 (A)	$320	$321
CPS Auto Trust, Ser 2018-C, Cl A
2.870%, 09/15/2021 (A)	157	157
Credit Acceptance Auto Loan Trust, Ser 2017-2A, Cl A
2.550%, 02/17/2026 (A)	559	560
Credit Acceptance Auto Loan Trust, Ser 2017-3A, Cl A
2.650%, 06/15/2026 (A)	300	301
Drive Auto Receivables Trust, Ser 2015-DA, Cl D
4.590%, 01/17/2023 (A)	695	698
Drive Auto Receivables Trust, Ser 2017-3, Cl D
3.530%, 12/15/2023 (A)	1,150	1,165
Drive Auto Receivables Trust, Ser 2018-3, Cl A3
3.010%, 11/15/2021	172	173
Drive Auto Receivables Trust, Ser 2018-4, Cl A3
3.040%, 11/15/2021	146	146
Drive Auto Receivables Trust, Ser 2018-4, Cl B
3.360%, 10/17/2022	1,270	1,274
Drive Auto Receivables Trust, Ser 2018-5, Cl A2B
2.515%, VAR ICE LIBOR USD 1 Month+0.320%, 07/15/2021	94	94
Drive Auto Receivables Trust, Ser 2019-2, Cl A2A
2.930%, 03/15/2022	585	586
Drive Auto Receivables Trust, Ser 2019-2, Cl A3
3.040%, 03/15/2023	410	414
DT Auto Owner Trust, Ser 2018-3A, Cl A
3.020%, 02/15/2022 (A)	759	761
DT Auto Owner Trust, Ser 2018-3A, Cl B
3.560%, 09/15/2022 (A)	975	989
DT Auto Owner Trust, Ser 2019-3A, Cl A
2.550%, 08/15/2022 (A)	605	605
Enterprise Fleet Financing 2019-2 LLC, Ser 2019-2, Cl A2
2.290%, 02/20/2025 (A)	790	796
Enterprise Fleet Financing LLC, Ser 2016-2, Cl A2
1.740%, 02/22/2022 (A)	14	14
Enterprise Fleet Financing LLC, Ser 2017-2, Cl A2
1.970%, 01/20/2023 (A)	131	131
Enterprise Fleet Financing LLC, Ser 2018-2, Cl A2
3.140%, 02/20/2024 (A)	411	415
Enterprise Fleet Financing LLC, Ser 2019-1, Cl A2
2.980%, 10/22/2024 (A)	1,200	1,217
Exeter Automobile Receivables Trust 2019-3, Ser 2019-3A, Cl A
2.590%, 09/15/2022 (A)	441	441

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust, Ser 2018-3A, Cl A
2.900%, 01/18/2022 (A)	$218	$218
Exeter Automobile Receivables Trust, Ser 2019-1A, Cl A
3.200%, 04/15/2022 (A)	612	614
First Investors Auto Owner Trust, Ser 2018-1A, Cl A1
2.840%, 05/16/2022 (A)	79	79
First Investors Auto Owner Trust, Ser 2019-1A, Cl A
2.890%, 03/15/2024 (A)	261	263
Flagship Credit Auto Trust, Ser 2017-2, Cl A
1.850%, 07/15/2021 (A)	26	26
Flagship Credit Auto Trust, Ser 2017-3, Cl A
1.880%, 10/15/2021 (A)	115	115
Flagship Credit Auto Trust, Ser 2018-3, Cl A
3.070%, 02/15/2023 (A)	361	363
Flagship Credit Auto Trust, Ser 2018-4, Cl A
3.410%, 05/15/2023 (A)	739	746
Flagship Credit Auto Trust, Ser 2019-1, Cl A
3.110%, 08/15/2023 (A)	368	371
Flagship Credit Auto Trust, Ser 2019-2, Cl A
2.830%, 10/16/2023 (A)	1,058	1,065
Ford Credit Auto Lease Trust, Ser 2019-B, Cl A2A
2.280%, 02/15/2022	695	696
Ford Credit Auto Owner Trust, Ser 2015-2, Cl A
2.440%, 01/15/2027 (A)	885	887
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, Cl A1
1.950%, 11/15/2021	1,200	1,199
GLS Auto Receivables Issuer Trust, Ser 2019-3A, Cl A
2.580%, 07/17/2023 (A)	780	780
GLS Auto Receivables Trust, Ser 2017-1A, Cl A2
2.670%, 04/15/2021 (A)	4	4
GLS Auto Receivables Trust, Ser 2018-1A, Cl A
2.820%, 07/15/2022 (A)	384	385
GLS Auto Receivables Trust, Ser 2018-2A, Cl A
3.250%, 04/18/2022 (A)	411	412
GLS Auto Receivables Trust, Ser 2019-2A, Cl A
3.060%, 04/17/2023 (A)	735	739
GM Financial Automobile Leasing Trust, Ser 2019-3, Cl A3
2.030%, 06/20/2022	700	701
GM Financial Consumer Automobile Receivables Trust, Ser 2018-4, Cl A3
3.210%, 10/16/2023	900	920

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hertz Fleet Lease Funding, Ser 2019-1, Cl A1
2.671%, VAR ICE LIBOR USD 1 Month+0.470%, 01/10/2033 (A)	$1,570	$1,570
Hertz Fleet Lease Funding, Ser 2019-1, Cl A2
2.700%, 01/10/2033 (A)	1,120	1,127
Honda Auto Receivables Owner Trust, Ser 2018-1, Cl A2
2.360%, 06/15/2020	78	78
Mercedes-Benz Auto Lease Trust, Ser 2019-A, Cl A3
3.100%, 11/15/2021	465	470
Mercedes-Benz Auto Receivables Trust, Ser 2016-1, Cl A4
1.460%, 12/15/2022	1,900	1,892
Nissan Auto Lease Trust, Ser 2019-A, Cl A2
2.710%, 07/15/2021	555	557
Nissan Auto Lease Trust, Ser 2019-B, Cl A2A
2.270%, 10/15/2021	865	867
Nissan Auto Receivables Owner Trust, Ser 2016-A, Cl A3
1.340%, 10/15/2020	15	15
Nissan Auto Receivables Owner Trust, Ser 2018-B, Cl A2A
2.760%, 07/15/2021	377	377
Prestige Auto Receivables Trust, Ser 2017-1A, Cl A3
2.050%, 10/15/2021 (A)	657	656
Prestige Auto Receivables Trust, Ser 2018-1A, Cl A2
2.970%, 12/15/2021 (A)	557	558
Prestige Auto Receivables Trust, Ser 2019-1A, Cl A2
2.440%, 07/15/2022 (A)	1,150	1,152
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/2022	555	555
Securitized Term Auto Receivables Trust, Ser 2019-1A, Cl A3
2.986%, 02/27/2023 (A)	750	761
Skopos Auto Receivables Trust, Ser 2018-1A, Cl A
3.190%, 09/15/2021 (A)	111	111
Tesla Auto Lease Trust, Ser 2018-A, Cl A
2.320%, 12/20/2019 (A)	109	109
Tesla Auto Lease Trust, Ser 2018-B, Cl A
3.710%, 08/20/2021 (A)	1,515	1,542
Tidewater Auto Receivables Trust, Ser 2018-AA, Cl A2
3.120%, 07/15/2022 (A)	320	321
United Auto Credit Securitization Trust, Ser 2019-1, Cl A
2.820%, 07/12/2021 (A)	738	738
USAA Auto Owner Trust, Ser 2019-1, Cl A2
2.260%, 02/15/2022	575	576

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Ser 2018-1A, Cl A2B
2.575%, VAR ICE LIBOR USD 1 Month+0.250%, 12/15/2020 (A)	$39	$39
Westlake Automobile Receivables Trust, Ser 2018-2A, Cl A2A
2.840%, 09/15/2021 (A)	195	195
Wheels SPV 2 LLC, Ser 2017-1A, Cl A2
1.880%, 04/20/2026 (A)	64	64
Wheels SPV 2 LLC, Ser 2018-1A, Cl A2
3.060%, 04/20/2027 (A)	246	247
World Omni Auto Receivables Trust, Ser 2019-A, Cl A2
3.020%, 04/15/2022	947	952
World Omni Select Auto Trust, Ser 2018-1A, Cl B
3.680%, 07/15/2023 (A)	465	476
		51,950
Credit Cards — 4.8%
BA Credit Card Trust, Ser 2017-A1, Cl A1
1.950%, 08/15/2022	1,000	999
BA Credit Card Trust, Ser 2018-A1, Cl A1
2.700%, 07/17/2023	850	860
Capital One Multi-Asset Execution Trust, Ser 2016-A6, Cl A6
1.820%, 09/15/2022	2,167	2,165
Capital One Multi-Asset Execution Trust, Ser 2019-A2, Cl A2
1.720%, 08/15/2024	310	310
Citibank Credit Card Issuance Trust, Ser 2014-A1, Cl A1
2.880%, 01/23/2023	500	507
Discover Card Execution Note Trust, Ser 2015-A2, Cl A
1.900%, 10/17/2022	3,420	3,418
Discover Card Execution Note Trust, Ser 2016-A4, Cl A4
1.390%, 03/15/2022	360	360
Evergreen Credit Card Trust, Ser 2019-1, Cl A
2.675%, VAR ICE LIBOR USD 1 Month+0.480%, 01/15/2023 (A)	945	948
Golden Credit Card Trust, Ser 2019-1A, Cl A
2.645%, VAR ICE LIBOR USD 1 Month+0.450%, 12/15/2022 (A)	980	983
Master Credit Card Trust II, Ser 2018-1A, Cl A
2.659%, VAR ICE LIBOR USD 1 Month+0.490%, 07/21/2024 (A)	355	355
Master Credit Card Trust, Ser 2019-1A, Cl A
2.649%, VAR ICE LIBOR USD 1 Month+0.480%, 07/21/2022 (A)	530	531

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Penarth Master Issuer, Ser 2018-1A, Cl A1
2.562%, VAR ICE LIBOR USD 1 Month+0.380%, 03/18/2022 (A)	$1,220	$1,220
Synchrony Card Funding LLC, Ser 2019-A1, Cl A
2.950%, 03/15/2025	1,690	1,735
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	1,700	1,712
Synchrony Credit Card Master Note Trust, Ser 2016-3, Cl B
1.910%, 09/15/2022	1,254	1,254
Synchrony Credit Card Master Note Trust, Ser 2018-1, Cl A
2.970%, 03/15/2024	1,110	1,129
Trillium Credit Card Trust II, Ser 2019-1A, Cl A
2.625%, VAR ICE LIBOR USD 1 Month+0.480%, 01/26/2024 (A)	1,100	1,101
Trillium Credit Card Trust II, Ser 2019-2A, Cl A
3.038%, 01/26/2024 (A)	2,500	2,538
		22,125
Other Asset-Backed Securities — 13.7%
Ally Master Owner Trust, Ser 2018-2, Cl A
3.290%, 05/15/2023	1,055	1,079
ALM VI, Ser 2018-6A, Cl A1B3
3.503%, VAR ICE LIBOR USD 3 Month+1.200%, 07/15/2026 (A)	975	959
Apidos CLO XII, Ser 2018-12A, Cl AR
3.677%, VAR ICE LIBOR USD 3 Month+1.080%, 04/15/2031 (A)	925	921
Atlas Senior Loan Fund IX LLC, Ser 2018-9A, Cl A
3.148%, VAR ICE LIBOR USD 3 Month+0.870%, 04/20/2028 (A)	1,375	1,369
Avant Loans Funding Trust, Ser 2019-A, Cl A
3.480%, 07/15/2022 (A)	585	588
Barings BDC Static CLO, Ser 2019-1A, Cl A1
3.323%, VAR ICE LIBOR USD 3 Month+1.020%, 04/15/2027 (A)	1,067	1,063
BlueMountain CLO, Ser 2018-2A, Cl A1R
3.230%, VAR ICE LIBOR USD 3 Month+0.930%, 07/18/2027 (A)	1,275	1,269
Carlyle Global Market Strategies CLO, Ser 2017-2A, Cl AR
3.190%, VAR ICE LIBOR USD 3 Month+0.890%, 01/18/2029 (A)	335	332

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
3.558%, VAR ICE LIBOR USD 3 Month+0.970%, 04/17/2031 (A)	$1,000	$990
CIFC Funding, Ser 2017-1A, Cl A1R
3.851%, VAR ICE LIBOR USD 3 Month+1.250%, 07/16/2030 (A)	1,060	1,062
Cloud Pass-Through Trust, Ser 2019-1A, Cl CLOU
3.554%, 12/05/2022 (A)(C)	1,381	1,400
CLUB Credit Trust, Ser 2017-P2, Cl A
2.610%, 01/15/2024 (A)	86	86
CNH Equipment Trust, Ser 2017-C, Cl A2
1.840%, 03/15/2021	279	278
Cole Park CLO, Ser 2018-1A, Cl AR
3.642%, VAR ICE LIBOR USD 3 Month+1.050%, 10/20/2028 (A)	1,150	1,152
Columbia Cent CLO 27, Ser 2018-27A, Cl A1
3.426%, VAR ICE LIBOR USD 3 Month+1.150%, 10/25/2028 (A)	720	720
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M2
3.075%, VAR ICE LIBOR USD 1 Month+0.930%, 05/25/2035	343	344
Daimler Trucks Retail Trust, Ser 2019-1, Cl A2
2.770%, 04/15/2021 (A)	405	406
Dell Equipment Finance Trust, Ser 2018-1, Cl A2A
2.970%, 10/22/2020 (A)	343	344
Dell Equipment Finance Trust, Ser 2019-1, Cl A2
2.780%, 08/23/2021 (A)	330	332
Finance of America Structured Securities Trust, Ser 2018-HB1, Cl A
3.375%, 09/25/2028 (A)(C)	296	297
Finance of America Structured Securities Trust, Ser 2019-HB1, Cl A
3.279%, 04/25/2029 (A)(C)	386	387
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, Cl B
2.160%, 11/15/2021	475	475
GreatAmerica Leasing Receivables Funding, Ser 2018-1, Cl A2
2.350%, 05/15/2020 (A)	66	66
GSAMP Trust, Ser 2006-HE1, Cl A2D
2.455%, VAR ICE LIBOR USD 1 Month+0.310%, 01/25/2036	122	123
John Deere Owner Trust, Ser 2019-B, Cl A2
2.280%, 05/16/2022	975	978
KKR CLO, Ser 2018-21, Cl A
3.303%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (A)	775	766

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Madison Park Funding XII, Ser 2017-12A, Cl AR
3.852%, VAR ICE LIBOR USD 3 Month+1.260%, 07/20/2026 (A)	$178	$178
Madison Park Funding XXX, Ser 2018-30A, Cl A
3.053%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2029 (A)	1,350	1,334
Magnetite VII, Ser 2018-7A, Cl A1R2
3.103%, VAR ICE LIBOR USD 3 Month+0.800%, 01/15/2028 (A)	1,250	1,239
Magnetite VIII, Ser 2018-8A, Cl AR2
3.283%, VAR ICE LIBOR USD 3 Month+0.980%, 04/15/2031 (A)	685	680
Marlette Funding Trust, Ser 2018-1A, Cl A
2.610%, 03/15/2028 (A)	55	55
Marlette Funding Trust, Ser 2018-2A, Cl A
3.060%, 07/17/2028 (A)	125	125
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (A)	357	361
Marlette Funding Trust, Ser 2019-1A, Cl A
3.440%, 04/16/2029 (A)	1,092	1,101
Marlette Funding Trust, Ser 2019-2A, Cl A
3.130%, 07/16/2029 (A)	735	740
Marlette Funding Trust, Ser 2019-3A, Cl A
2.690%, 09/17/2029 (A)	920	922
Mercedes-Benz Master Owner Trust, Ser 2019-AA, Cl A
2.545%, VAR ICE LIBOR USD 1 Month+0.350%, 05/15/2023 (A)	625	625
Mill City Mortgage Trust, Ser 2015-2, Cl A2
3.000%, 09/25/2057 (A)(C)	632	636
MMAF Equipment Finance LLC, Ser 2013-AA, Cl A5
2.570%, 06/09/2033 (A)	347	348
MMAF Equipment Finance LLC, Ser 2017-AA, Cl A3
2.040%, 02/16/2022 (A)	317	317
MMAF Equipment Finance LLC, Ser 2019-A, Cl A2
2.840%, 01/10/2022 (A)	900	907
Morgan Stanley Capital 1 Trust, Ser 2012- STAR, Cl A1
2.084%, 08/05/2034 (A)	130	129
Nationstar HECM Loan Trust, Ser 2018-1A, Cl A
2.760%, 02/25/2028 (A)(C)	99	99
Nationstar HECM Loan Trust, Ser 2018-2A, Cl A
3.188%, 07/25/2028 (A)(C)	128	128
Nationstar HECM Loan Trust, Ser 2019-1A, Cl A
2.651%, 06/25/2029 (A)(C)	292	292

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2017-3A, Cl A1
2.445%, VAR ICE LIBOR USD 1 Month+0.300%, 07/26/2066 (A)	$104	$104
Navient Student Loan Trust, Ser 2018-1A, Cl A2
2.495%, VAR ICE LIBOR USD 1 Month+0.350%, 03/25/2067 (A)	876	874
Navient Student Loan Trust, Ser 2019-2A, Cl A1
2.536%, VAR ICE LIBOR USD 1 Month+0.270%, 02/27/2068 (A)	747	747
Navistar Financial Dealer Note Master Owner Trust II, Ser 2019-1, Cl A
2.906%, VAR ICE LIBOR USD 1 Month+0.640%, 05/28/2024 (A)	1,600	1,603
NextGear Floorplan Master Owner Trust, Ser 2017-2A, Cl A1
2.875%, VAR ICE LIBOR USD 1 Month+0.680%, 10/17/2022 (A)	1,530	1,534
NextGear Floorplan Master Owner Trust, Ser 2019-1A, Cl A1
2.975%, VAR ICE LIBOR USD 1 Month+0.650%, 02/15/2024 (A)	955	953
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS1, Cl A
3.193%, 01/25/2023 (A)	449	451
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS2, Cl A
3.265%, 02/25/2023 (A)	278	281
NYCTL Trust, Ser 2017-A, Cl A
1.870%, 11/10/2030 (A)	86	85
NYCTL Trust, Ser 2018-A, Cl A
3.220%, 11/10/2031 (A)	809	811
Ocean Trails CLO IV, Ser 2013-4A, Cl AR
3.435%, VAR ICE LIBOR USD 3 Month+0.900%, 08/13/2025 (A)	349	349
OCP CLO, Ser 2017-8A, Cl A1R
3.153%, VAR ICE LIBOR USD 3 Month+0.850%, 04/17/2027 (A)	642	641
OneMain Financial Issuance Trust, Ser 2016-1A, Cl B
4.570%, 02/20/2029 (A)	340	344
Onemain Financial Issuance Trust, Ser 2018-1A, Cl A
3.300%, 03/14/2029 (A)	395	403
OneMain Financial Issuance Trust, Ser 2019-1A, Cl A
3.480%, 02/14/2031 (A)	800	818
OZLM VII, Ser 2018-7RA, Cl A1R
3.313%, VAR ICE LIBOR USD 3 Month+1.010%, 07/17/2029 (A)	965	958
OZLM XII, Ser 2018-12A, Cl A1R
3.316%, VAR ICE LIBOR USD 3 Month+1.050%, 04/30/2027 (A)	650	649

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Palmer Square CLO, Ser 2018-3A, Cl A2
3.508%, VAR ICE LIBOR USD 3 Month+1.350%, 08/15/2026 (A)	$820	$816
PFS Financing, Ser 2016-BA, Cl A
1.870%, 10/15/2021 (A)	595	595
Prosper Marketplace Issuance Trust, Ser 2018-1A, Cl A
3.110%, 06/17/2024 (A)	10	10
PRPM LLC, Ser 2018-1A, Cl A1
3.750%, 04/25/2023 (A)(C)	391	392
Regional Management Issuance Trust, Ser 2018-1, Cl A
3.830%, 07/15/2027 (A)	470	473
RMF Buyout Issuance Trust, Ser 2019-1, Cl A
2.475%, 07/25/2029 (A)(C)	943	943
Shackleton CLO, Ser 2018-6RA, Cl A
3.323%, VAR ICE LIBOR USD 3 Month+1.020%, 07/17/2028 (A)	725	722
SLC Student Loan Trust, Ser 2005-1, Cl A3
2.258%, VAR ICE LIBOR USD 3 Month+0.100%, 02/15/2025	460	460
SLC Student Loan Trust, Ser 2006-1, Cl A5
2.520%, VAR ICE LIBOR USD 3 Month+0.110%, 03/15/2027	1,172	1,167
SLM Student Loan Trust, Ser 2004-3, Cl A5
2.446%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/2023	63	63
SLM Student Loan Trust, Ser 2004-8A, Cl A5
2.776%, VAR ICE LIBOR USD 3 Month+0.500%, 04/25/2024 (A)	76	76
SLM Student Loan Trust, Ser 2005-3, Cl A5
2.373%, VAR ICE LIBOR USD 3 Month+0.090%, 10/25/2024	145	144
SLM Student Loan Trust, Ser 2005-4, Cl A3
2.700%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	340	338
SLM Student Loan Trust, Ser 2007-6, Cl A4
2.656%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/2024	1,024	1,023
SLM Student Loan Trust, Ser 2008-5, Cl A4
3.976%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	572	577
SLM Student Loan Trust, Ser 2008-9, Cl A
3.776%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	601	606
SLM Student Loan Trust, Ser 2011-1, Cl A1
2.786%, VAR ICE LIBOR USD 1 Month+0.520%, 03/25/2026	146	146

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Consumer Loan Program LLC, Ser 2016-2A, Cl A
3.090%, 10/27/2025 (A)	$381	$382
SoFi Consumer Loan Program LLC, Ser 2016-3, Cl A
3.050%, 12/26/2025 (A)	428	429
SoFi Consumer Loan Program LLC, Ser 2017-1, Cl A
3.280%, 01/26/2026 (A)	416	420
SoFi Consumer Loan Program Trust, Ser 2018-1, Cl A1
2.550%, 02/25/2027 (A)	105	105
SoFi Consumer Loan Program Trust, Ser 2018-2, Cl A1
2.930%, 04/26/2027 (A)	138	138
SoFi Consumer Loan Program Trust, Ser 2018-3, Cl A1
3.200%, 08/25/2027 (A)	133	134
SoFi Consumer Loan Program Trust, Ser 2019-1, Cl A
3.240%, 02/25/2028 (A)	1,382	1,399
SoFi Consumer Loan Program Trust, Ser 2019-2, Cl A
3.010%, 04/25/2028 (A)	942	950
SoFi Consumer Loan Program Trust, Ser 2019-3, Cl A
2.900%, 05/25/2028 (A)	2,150	2,167
SoFi Professional Loan Program LLC, Ser 2017-A, Cl A1
2.966%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (A)	159	160
Springleaf Funding Trust, Ser 2016-AA, Cl A
2.900%, 11/15/2029 (A)	756	757
SPS Servicer Advance Receivables Trust, Ser 2016-T2, Cl AT2
2.750%, 11/15/2049 (A)	789	788
SPS Servicer Advance Receivables Trust, Ser 2018-T1
3.620%, 10/17/2050	640	649
TCI-Symphony CLO 2016-1, Ser 2016-1A, Cl A
3.783%, VAR ICE LIBOR USD 3 Month+1.480%, 10/13/2029 (A)	1,125	1,126
Towd Point Mortgage Trust, Ser 2015-2, Cl 2A11
3.000%, 11/25/2057 (A)(C)	309	310
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(C)	792	796
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (A)(C)	364	368
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
2.866%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (A)	601	598
Tryon Park CLO, Ser 2018-1A, Cl A1SR
3.193%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2029 (A)	735	731

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (A)	$153	$152
Verizon Owner Trust, Ser 2017-2A, Cl B
2.220%, 12/20/2021 (A)	300	301
VOLT LXIV LLC, Ser 2017-NP11, Cl A1
3.375%, 10/25/2047 (A)	377	378
VOLT LXX LLC, Ser 2018-NPL6, Cl A1A
4.115%, 09/25/2048 (A)	454	455
Voya CLO, Ser 2017-1A, Cl A1R
3.200%, VAR ICE LIBOR USD 3 Month+0.900%, 01/18/2029 (A)	420	417
Voya CLO, Ser 2017-3A, Cl A1R
3.300%, VAR ICE LIBOR USD 3 Month+0.720%, 07/25/2026 (A)	502	501
		62,769
Total Asset-Backed Securities (Cost $136,398) ($ Thousands)		136,844

MORTGAGE-BACKED SECURITIES — 18.9%

Agency Mortgage-Backed Obligations — 5.7%
FHLMC ARM
4.472%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.010%, 02/01/2030	38	39
4.255%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.926%, 02/01/2022	8	8
FHLMC
1.500%, 01/17/2020	1,850	1,847
FHLMC Multifamily Structured Pass Through Certificates, Ser K016, Cl A2
2.968%, 10/25/2021	616	627
FHLMC Multifamily Structured Pass Through Certificates, Ser K037, Cl A1
2.592%, 04/25/2023	1,904	1,928
FHLMC Multifamily Structured Pass Through Certificates, Ser KI03, Cl A
2.474%, VAR LIBOR USD 1 Month+0.250%, 02/25/2023	1,229	1,228
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2017-KT01, Cl A
2.487%, VAR LIBOR USD 1 Month+0.320%, 02/25/2020	605	605
FHLMC Multifamily Structured Pass-Through Certificates, Ser K020, Cl A1
1.573%, 01/25/2022	211	210
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
3.916%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	159	159

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M2
5.116%, VAR ICE LIBOR USD 1 Month+2.850%, 04/25/2028	$1,002	$1,012
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M3
5.945%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	750	772
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M2
4.945%, VAR ICE LIBOR USD 1 Month+2.800%, 05/25/2028	952	958
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M2
5.166%, VAR ICE LIBOR USD 1 Month+2.900%, 07/25/2028	700	706
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, Cl M2
4.266%, VAR ICE LIBOR USD 1 Month+2.000%, 12/25/2028	456	458
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, Cl M1
3.466%, VAR ICE LIBOR USD 1 Month+1.200%, 08/25/2029	1,252	1,254
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2018-SPI2, Cl M1
3.817%, 05/25/2048 (A)(C)	532	533
FNMA
6.000%, 01/01/2027 to 04/01/2040	181	206
5.500%, 12/01/2023 to 12/01/2024	617	637
5.000%, 04/01/2020 to 03/01/2025	171	177
1.900%, 10/01/2019	575	573
FNMA ARM
4.965%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.215%, 01/01/2029	12	12
4.778%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.304%, 11/01/2023	1	1
4.672%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.120%, 11/01/2025	3	3
4.547%, VAR ICE LIBOR USD 6 Month+1.835%, 09/01/2024	42	43
4.470%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.086%, 05/01/2028	3	3
4.379%, VAR ICE LIBOR USD 6 Month+1.771%, 09/01/2024	18	18
3.616%, VAR ICE LIBOR USD 6 Month+1.000%, 11/01/2021	3	3
FNMA CMO, Ser 2011-24, Cl PC
4.000%, 10/25/2039	716	726
FNMA CMO, Ser 2013-97, Cl KA
3.000%, 11/25/2031	155	159
FNMA CMO, Ser 2014-39, Cl AB
3.000%, 09/25/2039	416	419
FNMA, Ser 2012-M9, Cl A2
2.482%, 04/25/2022	407	412

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2017-M13, Cl FA
2.842%, VAR LIBOR USD 1 Month+0.400%, 10/25/2024	$489	$487
FREMF Mortgage Trust, Ser 2011-K12, Cl B
4.345%, 01/25/2046 (A)(C)	1,435	1,469
FREMF Mortgage Trust, Ser 2012-K712, Cl B
3.314%, 05/25/2045 (A)(C)	190	190
FREMF Mortgage Trust, Ser 2013-K712, Cl C
3.314%, 05/25/2045 (A)(C)	1,610	1,609
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.042%, 10/25/2047 (A)(C)	350	349
GNMA CMO, Ser 2010-151, Cl KA
3.000%, 09/16/2039	189	192
GNMA CMO, Ser 2012-7, Cl MD
3.500%, 11/20/2038	960	970
GNMA CMO, Ser 2013-124, Cl CP
2.500%, 06/20/2041	572	575
GNMA CMO, Ser 2013-190, Cl GA
2.500%, 11/20/2038	2,239	2,258
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
2.679%, VAR ICE LIBOR USD 1 Month+0.450%, 10/07/2020	1,586	1,587
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
2.810%, VAR ICE LIBOR USD 1 Month+0.450%, 01/08/2020	830	830
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
2.629%, VAR ICE LIBOR USD 1 Month+0.400%, 02/06/2020	53	53
		26,305
Non-Agency Mortgage-Backed Obligations — 13.2%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
2.825%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	163	163
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
2.986%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2034	45	45
Ajax Mortgage Loan Trust, Ser 2017-B, Cl A
3.163%, 09/25/2056 (A)(C)	602	605
Angel Oak Mortgage Trust I LLC, Ser 2017-2, Cl A1
2.478%, 07/25/2047 (A)(C)	196	196
Angel Oak Mortgage Trust I LLC, Ser 2018-3, Cl A1
3.649%, 09/25/2048 (A)(C)	420	424
Angel Oak Mortgage Trust I LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048 (A)(C)	897	912
Angel Oak Mortgage Trust I LLC, Ser 2019-2, Cl A1
3.628%, 03/25/2049 (A)(C)	430	436

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust I LLC, Ser 2019-4, Cl A1
2.993%, 07/26/2049 (A)(C)	$864	$867
Angel Oak Mortgage Trust LLC, Ser 2017-1, Cl A1
2.810%, 01/25/2047 (A)(C)	35	35
Angel Oak Mortgage Trust LLC, Ser 2017-3, Cl A1
2.708%, 11/25/2047 (A)(C)	141	141
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048 (A)(C)	668	675
BAMLL Commercial Mortgage Securities Trust, Ser 2018-DSNY, Cl A
3.175%, VAR LIBOR USD 1 Month+0.850%, 09/15/2034 (A)	1,150	1,150
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
4.347%, 07/25/2035 (C)	111	110
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
4.447%, 11/25/2035 (C)	12	12
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(C)	552	564
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
3.175%, VAR LIBOR USD 1 Month+0.850%, 08/15/2036 (A)	1,250	1,248
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
4.511%, 06/25/2035 (C)	57	60
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
4.522%, 08/25/2035 (C)	122	122
Bunker Hill Loan Depositary Trust, Ser 2019- 1, Cl A1
3.613%, 10/26/2048 (A)	271	274
BX Commercial Mortgage Trust, Ser 2018- IND, Cl A
3.075%, VAR LIBOR USD 1 Month+0.750%, 11/15/2035 (A)	406	406
BX Trust, Ser 2018-MCSF, Cl A
2.902%, VAR LIBOR USD 1 Month+0.577%, 04/15/2035 (A)	800	798
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl A
2.985%, VAR LIBOR USD 1 Month+0.790%, 07/15/2032 (A)	500	500
CHC Commercial Mortgage Trust, Ser 2019-CHC, Cl A
3.520%, VAR ICE LIBOR USD 1 Month+1.120%, 06/15/2034 (A)	920	920
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
2.685%, VAR ICE LIBOR USD 1 Month+0.540%, 02/25/2035	17	16
CHL Mortgage Pass-Through Trust, Ser 2005-HY10, Cl 3A1A
4.267%, 02/20/2036 (C)	84	78
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(C)	763	767

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2019-SST2, Cl A
3.245%, VAR LIBOR USD 1 Month+0.920%, 12/15/2036 (A)	$1,150	$1,148
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
4.690%, 09/25/2034 (C)	21	21
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
4.743%, 03/25/2036 (C)	92	86
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
3.500%, 02/25/2058 (A)(C)	513	528
Citigroup Mortgage Loan Trust, Ser 2019-IMC1, Cl A1
2.720%, 07/25/2049 (A)(C)	315	315
COLT Mortgage Loan Trust, Ser 2018-1, Cl A1
2.930%, 02/25/2048 (A)(C)	158	157
COLT Mortgage Loan Trust, Ser 2018-2, Cl A1
3.470%, 07/27/2048 (A)(C)	448	451
COLT Mortgage Loan Trust, Ser 2018-3, Cl A1
3.692%, 10/26/2048 (A)(C)	1,056	1,064
COLT Mortgage Loan Trust, Ser 2018-4, Cl A1
4.006%, 12/28/2048 (A)(C)	585	594
COLT Mortgage Loan Trust, Ser 2019-1, Cl A1
3.705%, 03/25/2049 (A)(C)	323	328
COLT Mortgage Loan Trust, Ser 2019-3, Cl A1
2.764%, 08/25/2049 (A)(C)	315	317
COMM Mortgage Trust, Ser 2014-LC17, Cl A2
3.164%, 10/10/2047	105	105
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	80	80
COMM Mortgage Trust, Ser 2015-CR22, Cl A2
2.856%, 03/10/2048	1,059	1,059
COMM Mortgage Trust, Ser CR23, Cl A2
2.852%, 05/10/2048	1,235	1,237
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl B
3.555%, VAR LIBOR USD 1 Month+1.230%, 05/15/2036 (A)	1,150	1,152
CSABS, Ser 2018-LD1, Cl A
3.420%, 07/25/2024 (A)	75	75
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(C)	46	46
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(C)	127	126
Deephaven Residential Mortgage Trust, Ser 2017-3A, Cl A1
2.577%, 10/25/2047 (A)(C)	161	161
Deephaven Residential Mortgage Trust, Ser 2018-1A, Cl A1
2.976%, 12/25/2057 (A)(C)	252	252

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust, Ser 2018-2A, Cl A1
3.479%, 04/25/2058 (A)(C)	$507	$512
Deephaven Residential Mortgage Trust, Ser 2018-3A, Cl A1
3.789%, 08/25/2058 (A)(C)	670	674
Deephaven Residential Mortgage Trust, Ser 2019-3A, Cl A1
2.964%, 07/25/2059 (A)(C)	785	789
FDIC Guaranteed Notes Trust, Ser 2010-S4, Cl A
3.160%, VAR LIBOR USD 1 Month+0.720%, 12/04/2020 (A)	946	932
Flagstar Mortgage Trust, Ser 2018-5, Cl A7
4.000%, 09/25/2048 (A)(C)	408	413
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
8.166%, VAR ICE LIBOR USD 1 Month+5.900%, 10/25/2028	1,009	1,086
FNMA Connecticut Avenue Securities, Ser 2017-C02, Cl 2M1
3.416%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2029	253	254
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
4.074%, 11/19/2035 (C)	140	135
GS Mortgage Securities II, Ser 2015-GC30, Cl A2
2.726%, 05/10/2050	400	400
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	166	167
GS Mortgage Securities Trust, Ser 2015-GC28, Cl A2
2.898%, 02/10/2048	641	641
GS Mortgage Securities Trust, Ser 2017- 500K, Cl A
3.025%, VAR LIBOR USD 1 Month+0.700%, 07/15/2032 (A)	665	663
GS Mortgage Securities Trust, Ser 2018-FBLU, Cl B
3.395%, VAR LIBOR USD 1 Month+1.200%, 11/15/2035 (A)	1,880	1,879
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
4.664%, 07/25/2035 (C)	154	134
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
4.276%, 05/25/2037 (C)	143	121
Impac CMB Trust, Ser 2004-9, Cl 1A1
2.905%, VAR ICE LIBOR USD 1 Month+0.760%, 01/25/2035	47	48
Impac CMB Trust, Ser 2005-2, Cl 1A1
2.665%, VAR ICE LIBOR USD 1 Month+0.520%, 04/25/2035	52	52
Impac CMB Trust, Ser 2005-3, Cl A1
2.625%, VAR ICE LIBOR USD 1 Month+0.480%, 08/25/2035	49	47
Impac CMB Trust, Ser 2005-5, Cl A1
2.785%, VAR ICE LIBOR USD 1 Month+0.640%, 08/25/2035	39	39
Impac CMB Trust, Ser 2005-8, Cl 1A
2.665%, VAR ICE LIBOR USD 1 Month+0.520%, 02/25/2036	130	127

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust 2014-1, Ser 2014-1, Cl 2A5
3.500%, 01/25/2044 (A)(C)	$614	$621
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A2
3.181%, 09/15/2047	85	85
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl A2
2.949%, 11/15/2047	15	15
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	864	863
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl A2
2.921%, 05/15/2048	1,757	1,761
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-UES, Cl A
2.933%, 09/05/2032 (A)	1,350	1,354
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
4.241%, 08/25/2035 (C)	58	57
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
4.261%, 05/25/2037 (C)	92	83
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
3.154%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2046 (A)	554	552
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
3.125%, VAR LIBOR USD 1 Month+0.800%, 05/15/2036 (A)	290	290
Lanark Master Issuer, Ser 2019-1A, Cl 1A1
3.295%, VAR ICE LIBOR USD 3 Month+0.770%, 12/22/2069 (A)	187	187
LSTAR Securities Investment, Ser 2019-4, Cl A1
3.902%, VAR ICE LIBOR USD 1 Month+1.500%, 05/01/2024 (A)	772	786
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
2.415%, VAR ICE LIBOR USD 1 Month+0.270%, 04/25/2035	14	14
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
4.317%, 06/25/2037 (C)	129	111
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(C)	281	286
MFA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(C)	164	163
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(C)	573	579
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062 (A)(C)	309	316
Mill City Mortgage Loan Trust, Ser 2018-2, Cl A1
3.500%, 05/25/2058 (A)(C)	987	1,013

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A3
3.669%, 02/15/2047	$1,875	$1,908
MortgageIT Trust, Ser 2005-5, Cl A1
2.665%, VAR ICE LIBOR USD 1 Month+0.520%, 12/25/2035	140	139
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/2022	295	296
MTRO Commercial Mortgage Trust, Ser 2019-TECH, Cl A
3.225%, VAR LIBOR USD 1 Month+0.900%, 12/15/2033 (A)	775	775
New Residential Mortgage LLC, Ser 2018-FNT1, Cl A
3.610%, 05/25/2023 (A)	810	824
New Residential Mortgage LLC, Ser 2018-FNT2, Cl A
3.790%, 07/25/2054 (A)	609	622
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(C)	368	384
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(C)	848	889
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
4.000%, 09/25/2057 (A)(C)	383	398
OBX Trust, Ser 2018-1, Cl A2
2.916%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (A)	100	99
OBX Trust, Ser 2018-EXP2, Cl 2A1A
2.895%, VAR ICE LIBOR USD 1 Month+0.750%, 07/25/2058 (A)	778	777
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/2048 (A)(C)	844	867
Paragon Mortgages, Ser 2006-12A, Cl A2C
2.378%, VAR ICE LIBOR USD 3 Month+0.220%, 11/15/2038 (A)	112	106
Paragon Mortgages, Ser 2007-15A, Cl A2C
2.630%, VAR ICE LIBOR USD 3 Month+0.220%, 12/15/2039 (A)	265	252
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
5.226%, 07/27/2037 (C)	122	109
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
2.812%, VAR ICE LIBOR USD 1 Month+0.540%, 01/20/2035	14	13
Sequoia Mortgage Trust, Ser 2017-CH2, Cl A10
4.000%, 12/25/2047 (A)(C)	1,021	1,030
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048 (A)(C)	572	595
SG Residential Mortgage Trust, Ser 2018-1, Cl A1
3.425%, 04/27/2048 (A)(C)	441	443
Spruce Hill Mortgage Loan Trust, Ser 2019-SH1
3.265%, 04/29/2049 (A)	545	551

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(C)	$145	$145
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(C)	157	157
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(C)	136	136
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(C)	296	295
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(C)	477	475
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(C)	674	680
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(C)	284	288
Verus Securitization Trust, Ser 2018-1, Cl A1
2.929%, 02/25/2048 (A)(C)	167	167
Verus Securitization Trust, Ser 2018-2, Cl A1
3.677%, 06/01/2058 (A)(C)	551	557
Verus Securitization Trust, Ser 2019-2, Cl A1
3.211%, 04/25/2059 (A)(C)	533	538
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
4.192%, 03/25/2036 (C)	180	176
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A2
2.855%, 05/15/2048	248	248
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS2, Cl A2
3.020%, 07/15/2058	2,615	2,614
Wells Fargo Mortgage Backed Securities Trust, Ser 2019-2, Cl A3
4.000%, 04/25/2049 (A)(C)	509	521
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
4.950%, 01/25/2035 (C)	43	43
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
4.990%, 07/25/2036 (C)	94	96
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl A2
2.927%, 03/15/2046	24	24
WFRBS Commercial Mortgage Trust, Ser 2014-LC14, Cl A2
2.862%, 03/15/2047	39	39
		57,351
Total Mortgage-Backed Securities (Cost $86,101) ($ Thousands)		83,656

U.S. TREASURY OBLIGATIONS — 3.9%
U.S. Treasury Notes
2.099%, VAR US Treasury 3 Month Bill Money Market Yield+0.139%, 04/30/2021	1,500	1,498

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.075%, VAR US Treasury 3 Month Bill Money Market Yield+0.115%, 01/31/2021	$1,400	$1,398
1.500%, 10/31/2019	1,705	1,703
1.500%, 11/30/2019	3,800	3,795
1.375%, 08/31/2020	1,500	1,494
1.125%, 12/31/2019	8,000	7,978
Total U.S. Treasury Obligations (Cost $17,849) ($ Thousands)		17,866

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%
FHLMC
2.700%, 09/27/2021	1,750	1,750
FHLMC CMO, Ser 2010-3745, Cl GP
4.000%, 06/15/2039	1,072	1,100
FHLMC CMO, Ser 2013-4206, Cl CA
3.000%, 05/15/2037	1,087	1,099
FNMA
2.280%, VAR United States Secured Overnight Financing Rate+0.160%, 01/30/2020	1,150	1,151
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/2023	13	14
FNMA CMO, Ser 2001-33, Cl FA
2.595%, VAR LIBOR USD 1 Month+0.450%, 07/25/2031	13	13
FNMA CMO, Ser 2002-64, Cl FG
2.432%, VAR LIBOR USD 1 Month+0.250%, 10/18/2032	8	8
FNMA CMO, Ser 2008-47, Cl FA
2.645%, VAR LIBOR USD 1 Month+0.500%, 06/25/2023	23	23
FNMA CMO, Ser 2011-38, Cl BA
4.000%, 02/25/2035	597	597
FNMA CMO, Ser 2012-63, Cl FE
2.545%, VAR LIBOR USD 1 Month+0.400%, 06/25/2038	452	452
GNMA CMO, Ser 2010-81, Cl PM
3.750%, 04/20/2039	659	666
GNMA CMO, Ser 2012-31, Cl KA
1.500%, 12/20/2038	1,009	1,009
Total U.S. Government Agency Obligations (Cost $7,834) ($ Thousands)		7,882

MUNICIPAL BONDS — 1.4%

California — 0.3%
California State, GO
Callable 10/01/2021 @ 100 3.178%, 04/01/2047 (D)	1,150	1,154

Colorado — 0.2%
Colorado Housing & Finance Authority, RB
Callable 09/02/2019 @ 100 2.120%, 10/01/2038 (D)	1,100	1,100

New Jersey — 0.6%
Atlantic County Improvement Authority, RB
3.250%, 06/17/2020	890	897

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
City of Jersey City New Jersey, Ser A, GO
1.908%, 09/01/2020	$720	$716
Monmouth County, Improvement Authority, RB
2.500%, 11/14/2019	1,165	1,166
		2,779

Pennsylvania — 0.2%
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
1.760%, 12/01/2019	770	769

Utah — 0.1%
Utah State, Board of Regents, Ser 2016-1, Cl A, RB
2.895%, VAR ICE LIBOR USD 1 Month+0.750%, 09/25/2056	432	432
Total Municipal Bonds (Cost $6,227) ($ Thousands)		6,234

COMMERCIAL PAPER — 0.9%
Oncor Electric Delivery
2.221%, 09/05/2019	2,250	2,249
United Health Group
2.221%, 09/03/2019	1,700	1,700
Total Commercial Paper (Cost $3,949) ($ Thousands)		3,949

SOVEREIGN DEBT — 0.4%
Province of Ontario Canada
2.550%, 02/12/2021	1,750	1,770
Province of Quebec Canada
2.375%, 01/31/2022	2,950	3,003
Total Sovereign Debt (Cost $1,746) ($ Thousands)		4,773

	Shares

CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Cl F
1.970%**†	1,133,312	1,133
Total Cash Equivalent (Cost $1,133) ($ Thousands)		1,133

	Face Amount (Thousands)

REPURCHASE AGREEMENT — 0.4%
BNP Paribas
2.150%, dated on 08/30/19, to be repurchased on 09/03/19, repurchase price $1,700,406 (collateralized by various U.S. Government Agency and Treasury Obligations, 0.000% - 5.000%, 07/16/20 - 02/15/49, ranging in par value from $100 - $559,539; with total market value of $1,734,150) (E)	$1,700	1,700
Total Repurchase Agreement (Cost $1,700) ($ Thousands)		1,700
Total Investments in Securities — 98.8% (Cost $449,976) ($ Thousands)		$451,826

A list of the open futures contracts held by the Fund at August 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 2-Year Treasury Note	35	Jan-2020	$7,560	$7,564	$4

U.S. 5-Year Treasury Note	24	Jan-2020	2,878	2,879	1

U.S. 10-Year Treasury Note	(38)	Dec-2019	(5,003)	(5,005)	(2)

U.S. Long Treasury Bond	(1)	Dec-2019	(165)	(165)	–

			$5,270	$5,273	$3

Percentages are based on Net Assets of $457,462 ($ Thousands).

**	Rate shown is the 7-day effective yield as of August 31, 2019.

†	Investment in Affiliated Security.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2019, the value of these securities amounted to $184,771 ($ Thousands), representing 40.4% of the Net Assets of the Fund.

(B)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(E)	Tri-Party Repurchase Agreement.

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GMAC — General Motors Acceptance Corporation

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

RB — Revenue Bond

SER — Series

SPV — Special Purpose Vehicle

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of August 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$187,789	$–	$187,789
Asset-Backed Securities	–	136,844	–	136,844
Mortgage-Backed
Securities	–	83,656	–	83,656
U.S. Treasury Obligations	–	17,866	–	17,866
U.S. Government Agency
Obligations	–	7,882	–	7,882
Municipal Bonds	–	6,234	–	6,234
Commercial Paper	–	3,949	–	3,949
Sovereign Debt	–	4,773	–	4,773
Cash Equivalent	1,133	–	–	1,133
Repurchase Agreement	–	1,700	–	1,700

Total Investments in Securities	$1,133	$450,693	$–	$451,826

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$5	$–	$–	$5
Unrealized Depreciation	(2)	–	–	(2)

Total Other Financial Instruments	$3	$–	$–	$3

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is summary of the transactions with affiliates for the period ended August 31, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2019	Shares	Income		Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$2,371	$51,292	$(52,530)	$—	$—	$1,133	1,133,312		$17	$—

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Emerging Markets Debt Fund

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 95.4%

Albania — 0.0%

Albania Government International Bond

3.500%, 10/09/2025	EUR	579	$682

Angola — 0.7%

Angola Via Avenir II BV MTN

9.713%, VAR ICE LIBOR USD 6 Month+7.500%, 07/01/2023		4,723	5,161

Angolan Government International Bond

9.500%, 11/12/2025		2,261	2,556

9.375%, 05/08/2048 (A)		2,250	2,373

9.375%, 05/08/2048		3,923	4,138

8.250%, 05/09/2028		1,604	1,654

Republic of Angola Via Avenir II BV MTN

6.908%, VAR ICE LIBOR USD 6 Month+4.500%, 12/07/2023		864	821
			16,703

Argentina — 1.7%

Adecoagro

6.000%, 09/21/2027 (A)		1,555	1,403

Agua y Saneamientos Argentinos

6.625%, 02/01/2023		1,820	528

Argentina POM Politica Monetaria

67.559%, VAR Argentina Central Bank 7 Day Repo Rate 0.000%, 06/21/2020	ARS	1,595	7

Argentina Treasury Bond BONCER

2.500%, 07/22/2021	ARS	4,000	51

Argentine Bonos del Tesoro

18.200%, 10/03/2021	ARS	8,653	47

Argentine Republic Government International Bond

8.280%, 12/31/2033		1,066	420

7.820%, 12/31/2033	EUR	7,801	3,412

7.820%, 12/31/2033	EUR	18,399	8,299

7.500%, 04/22/2026		330	127

6.875%, 04/22/2021		4,661	1,958

6.875%, 01/26/2027		1,710	646

5.875%, 01/11/2028		11,550	4,302

5.000%, 01/15/2027	EUR	2,240	925

4.625%, 01/11/2023		7,559	2,937

3.380%, 4.740%, 03/31/2029, 12/31/2038 (B)	EUR	11,650	4,684

3.375%, 01/15/2023	EUR	990	428

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Autonomous City of Buenos Aires Argentina

61.717%, VAR 30-35d Argentina BADLAR Private Banks+3.750%, 02/22/2028	ARS	43,883	$380

GLOBAL BONDS (continued)

Bonos de la Nacion Argentina con Ajuste por CER

4.000%, 03/06/2020	ARS	37,722	520

Bonos De La Nacion Argentina En Moneda Dua

4.500%, 02/13/2020		3,702	1,592

Ciudad Autonoma De Buenos Aires

55.726%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/29/2024	ARS	109,700	925

Provincia de Buenos Aires

7.875%, 06/15/2027		3,964	1,268

5.375%, 01/20/2023	EUR	910	349

Provincia de Cordoba

7.125%, 06/10/2021 (A)		709	354

Rio Energy

6.875%, 02/01/2025 (A)		2,378	999

6.875%, 02/01/2025		128	54

Transportadora de Gas del Sur

6.750%, 05/02/2025 (A)		359	266

YPF

8.500%, 06/27/2029 (A)		2,771	1,773

YPF MTN
51.625%, VAR 30-35d Argentina BADLAR Private Banks+4.000%, 07/07/2020		536	113
			38,767

Azerbaijan — 1.1%

Azerbaijan International Bond

5.125%, 09/01/2029		3,296	3,543

4.750%, 03/18/2024		200	214

Southern Gas Corridor CJSC

6.875%, 03/24/2026 (A)		2,102	2,479

6.875%, 03/24/2026		5,677	6,696

6.875%, 03/24/2026 (A)		928	1,095

State Oil of the Azerbaijan Republic

6.950%, 03/18/2030		1,242	1,497

6.950%, 03/18/2030		4,170	5,025

State Oil of the Azerbaijan Republic MTN

4.750%, 03/13/2023		2,290	2,394
4.750%, 03/13/2023		1,279	1,337
			24,280

Bahrain — 0.6%

Bahrain Government International Bond

7.500%, 09/20/2047 (A)		1,803	2,086

7.000%, 01/26/2026		666	756

7.000%, 01/26/2026 (A)		400	454

7.000%, 10/12/2028 (A)		2,123	2,433

6.750%, 09/20/2029 (A)		974	1,103

6.125%, 08/01/2023		849	920

6.000%, 09/19/2044		300	303

Oil and Gas Holding BSCC

8.375%, 11/07/2028		1,948	2,301

8.375%, 11/07/2028 (A)		810	957
7.625%, 11/07/2024 (A)		1,142	1,305
			12,618

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

Belarus — 0.1%

Belarus Government International Bond

7.625%, 06/29/2027		$385	$436

6.875%, 02/28/2023 (A)		694	743
6.200%, 02/28/2030		505	538
			1,717

Belize — 0.1%

Belize Government International Bond

4.938%, 4.938%, 02/20/2034, 02/20/2034 (B)		1,647	997

Benin — 0.1%

Benin Government International Bond

5.750%, 03/26/2026 (A)	EUR	2,768	3,114

Bermuda — 0.2%

Bermuda Government International Bond

4.750%, 02/15/2029		1,764	2,033

3.717%, 01/25/2027		2,093	2,240
			4,273

Bolivia — 0.1%

Bolivian Government International Bond

4.500%, 03/20/2028		2,655	2,549

Brazil — 6.7%

Brazil Letras do Tesouro Nacional (C)

11.065%, 07/01/2021	BRL	2,000	436

10.726%, 01/01/2022	BRL	11,000	2,313

8.754%, 07/01/2020	BRL	62,182	14,408

8.171%, 04/01/2020	BRL	11,000	2,582

Brazil Loan Trust 1

5.477%, 07/24/2023 (A)		1,847	1,921

Brazil Minas SPE via State of Minas Gerais

5.333%, 02/15/2028		2,125	2,258

5.333%, 02/15/2028		1,392	1,479

5.333%, 02/15/2028 (A)		294	313

Brazil Notas do Tesouro Nacional

6.000%, 08/15/2050	BRL	4,859	5,235

Brazil Notas do Tesouro Nacional, Ser B

6.000%, 05/15/2045	BRL	5,443	5,699

3.236%, 08/15/2020	BRL	3,394	2,752

Brazil Notas do Tesouro Nacional, Ser F

10.000%, 01/01/2021	BRL	88,206	22,443

10.000%, 01/01/2023	BRL	80,453	21,286

10.000%, 01/01/2025	BRL	55,278	15,009

10.000%, 01/01/2027	BRL	35,219	9,728

10.000%, 01/01/2029	BRL	22,549	6,311

Brazilian Government International Bond

8.250%, 01/20/2034		563	783

6.000%, 04/07/2026		2,929	3,428

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

5.625%, 01/07/2041		$494	$564

5.625%, 02/21/2047		726	830

5.000%, 01/27/2045		2,879	3,059

4.625%, 01/13/2028		28	30

4.500%, 05/30/2029		9,940	10,499

CSN Resources

7.625%, 02/13/2023 (A)		967	986

7.625%, 04/17/2026 (A)		1,063	1,071

Gol Finance

7.000%, 01/31/2025 (A)		1,322	1,297

Minerva Luxembourg

6.500%, 09/20/2026 (A)		1,902	1,969

6.500%, 09/20/2026		323	334

MV24 Capital BV

6.748%, 06/01/2034 (A)		2,033	2,058

NBM US Holdings

7.000%, 05/14/2026 (A)		377	385
Petrobras Global Finance BV
6.900%, 03/19/2049		2,414	2,741
5.750%, 02/01/2029		1,046	1,133
Rumo Luxembourg Sarl
7.375%, 02/09/2024		1,020	1,101
7.375%, 02/09/2024 (A)		1,018	1,099
Suzano Austria GmbH
7.000%, 03/16/2047 (A)		572	664
6.000%, 01/15/2029 (A)		1,006	1,115
5.000%, 01/15/2030 (A)		687	708
Votorantim Cimentos International
7.250%, 04/05/2041		1,300	1,609
			151,636

Cameroon — 0.0%
Cameroon International Bond
9.500%, 11/19/2025 (A)		541	586

Cayman Islands — 0.3%
Bioceanico Sovereign Certificate Ltd
2.570%, 06/05/2034 (C)		3,299	2,260
Neon Capital MTN
2.015%, 01/06/2028 (C)	JPY	486,432	3,775
			6,035

Chile — 1.8%
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		1,691	1,763
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2020	CLP	90,000	128
6.000%, 01/01/2043	CLP	4,280,000	9,142
5.100%, 07/15/2050	CLP	25,000	49
4.700%, 09/01/2030 (A)	CLP	1,510,000	2,488
4.500%, 03/01/2021	CLP	1,125,000	1,658
4.500%, 03/01/2026	CLP	1,075,000	1,707
Cencosud
4.375%, 07/17/2027 (A)		2,283	2,224
Chile Government International Bond
3.500%, 01/25/2050		4,687	5,348
Empresa Electrica Angamos
4.875%, 05/25/2029 (A)		1,506	1,583
Empresa Nacional del Petroleo
4.750%, 12/06/2021		2,750	2,884

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Nacional del Cobre de Chile
5.625%, 10/18/2043		$629	$845
4.500%, 09/16/2025 (A)		3,379	3,743
4.375%, 02/05/2049 (A)		5,181	5,994
3.625%, 08/01/2027		500	535
3.625%, 08/01/2027 (A)		488	522
			40,613

China — 1.8%
Alibaba Group Holding Ltd
4.200%, 12/06/2047		456	526
Charming Light Investments Ltd MTN
4.375%, 12/21/2027		2,300	2,494
China Government International Bond
3.250%, 10/19/2023		5,529	5,839
China Minmetals Corp
4.450%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+6.070%, 11/13/2167		940	953
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.717%, 05/13/2168		3,389	3,380
Chinalco Capital Holdings Ltd
4.250%, 04/21/2022		900	900
CNAC HK Finbridge
3.375%, 06/19/2024		830	840
CNAC HK Finbridge Co Ltd
5.125%, 03/14/2028		2,214	2,497
4.625%, 03/14/2023		2	2
Dianjian Haiyu Ltd
4.300%, 12/20/2167		205	209
Dianjian International Finance Ltd
4.600%, 07/19/2168 (D)		448	460
HBIS Group Hong Kong Co Ltd
4.250%, 04/07/2020		1,027	1,025
Huarong Finance 2017 Co Ltd
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773%, 07/24/2168		2,161	2,182
Leader Goal International MTN
4.250%, 07/19/2168 (D)		263	267
Sinopec Group Overseas Development 2016
2.750%, 09/29/2026		701	707
Sinopec Group Overseas Development 2017
3.625%, 04/12/2027		4,824	5,132
Sinopec Group Overseas Development 2018
4.250%, 09/12/2028		3,948	4,415
2.500%, 08/08/2024 (A)		8,514	8,586
			40,414

Colombia — 4.8%
Colombia Government International Bond
9.850%, 06/28/2027	COP	7,914,000	2,926
9.850%, 06/28/2027	COP	994,000	367
8.125%, 05/21/2024		1,120	1,401
7.750%, 04/14/2021	COP	3,729,000	1,136
7.375%, 09/18/2037		3,061	4,465
6.125%, 01/18/2041		2,470	3,294
5.625%, 02/26/2044		330	425

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.200%, 05/15/2049		$231	$290
5.000%, 06/15/2045		5,995	7,239
4.500%, 01/28/2026		2,412	2,669
4.500%, 03/15/2029		6,758	7,687
4.375%, 03/21/2023	COP	4,586,000	1,308
4.000%, 02/26/2024		1,285	1,370
3.875%, 04/25/2027		1,685	1,821
Colombian TES
10.000%, 07/24/2024	COP	40,961,000	14,382
7.750%, 09/18/2030	COP	6,724,600	2,225
7.500%, 08/26/2026	COP	43,132,800	13,939
7.250%, 10/18/2034	COP	9,929,300	3,162
7.000%, 05/04/2022	COP	19,196,700	5,887
7.000%, 06/30/2032	COP	14,068,300	4,400
6.250%, 11/26/2025	COP	37,736,600	11,441
6.000%, 04/28/2028	COP	24,336,900	7,151
4.750%, 04/04/2035	COP	1,645,600	1,599
Ecopetrol
5.875%, 09/18/2023		1,385	1,541
Emgesa ESP
8.750%, 01/25/2021	COP	940,000	284
Empresas Publicas de Medellin ESP
8.375%, 11/08/2027 (A)	COP	4,600,000	1,415
7.625%, 09/10/2024 (A)	COP	2,224,000	674
7.625%, 09/10/2024 (A)	COP	1,827,000	553
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)	COP	1,408,000	440
7.875%, 08/12/2024	COP	1,095,000	342
Geopark Ltd
6.500%, 09/21/2024 (A)		729	744
Millicom International Cellular
6.250%, 03/25/2029 (A)		597	650
			107,227

Costa Rica — 0.4%
Costa Rica Government International Bond
7.158%, 03/12/2045		2,743	2,791
7.158%, 03/12/2045		653	664
7.158%, 03/12/2045 (A)		425	432
7.000%, 04/04/2044		1,860	1,874
7.000%, 04/04/2044		780	786
4.250%, 01/26/2023		1,449	1,424
Instituto Costarricense de Electricidad
6.375%, 05/15/2043		290	241
			8,212

Croatia — 0.5%
Croatia Government International Bond
6.625%, 07/14/2020		3,760	3,894
3.000%, 03/20/2027	EUR	853	1,118
2.750%, 01/27/2030	EUR	3,728	4,998
1.125%, 06/19/2029	EUR	1,330	1,555
			11,565

Czech Republic — 1.4%
Czech Republic Government Bond
4.200%, 12/04/2036	CZK	41,410	2,566
2.750%, 07/23/2029	CZK	162,390	7,992
2.500%, 08/25/2028	CZK	61,450	2,912
2.400%, 09/17/2025	CZK	206,270	9,465
2.000%, 10/13/2033	CZK	39,330	1,832
1.000%, 06/26/2026	CZK	46,170	1,959
0.950%, 05/15/2030	CZK	96,860	4,037
			30,763

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

Dominican Republic — 1.1%
Dominican Republic Government Bond
11.250%, 02/05/2027	DOP	20,700	$444
Dominican Republic International Bond
9.750%, 06/05/2026 (A)	DOP	35,050	710
8.900%, 02/15/2023 (A)	DOP	91,150	1,784
7.450%, 04/30/2044 (A)		1,087	1,313
6.875%, 01/29/2026		2,112	2,410
6.850%, 01/27/2045		1,780	2,036
6.850%, 01/27/2045 (A)		352	403
6.500%, 02/15/2048		5,759	6,349
6.400%, 06/05/2049 (A)		2,400	2,631
6.400%, 06/05/2049		710	778
6.000%, 07/19/2028		1,481	1,635
6.000%, 07/19/2028 (A)		469	518
5.950%, 01/25/2027		2,802	3,072
			24,083

Ecuador — 1.1%
Ecuador Government International Bond
10.750%, 01/31/2029		5,940	6,394
10.750%, 01/31/2029 (A)		624	672
10.500%, 03/24/2020		1,427	1,464
9.650%, 12/13/2026 (A)		1,996	2,066
9.625%, 06/02/2027		1,148	1,177
8.875%, 10/23/2027		3,767	3,720
7.950%, 06/20/2024		2,912	2,930
7.875%, 01/23/2028		3,284	3,069
7.875%, 01/23/2028 (A)		2,056	1,921
Petroamazonas EP
4.625%, 02/16/2020 (A)		372	370
			23,783

Egypt — 2.8%
Egypt Government Bond
18.000%, 11/06/2028	EGP	44,214	3,111
17.700%, 08/07/2025	EGP	42,975	2,918
16.300%, 04/09/2024	EGP	21,507	1,373
16.100%, 05/07/2029	EGP	21,345	1,382
15.900%, 07/02/2024	EGP	26,010	1,647
14.800%, 01/30/2023	EGP	90,188	5,402
Egypt Government International Bond
8.700%, 03/01/2049 (A)		724	793
7.903%, 02/21/2048 (A)		331	342
6.588%, 02/21/2028 (A)		2,914	2,983
Egypt Government International Bond MTN
8.500%, 01/31/2047		8,677	9,418
7.600%, 03/01/2029		2,540	2,740
7.600%, 03/01/2029 (A)		564	608
6.375%, 04/11/2031 (A)	EUR	1,550	1,792
6.375%, 04/11/2031	EUR	613	709
6.125%, 01/31/2022 (A)		1,290	1,339
5.625%, 04/16/2030 (A)	EUR	1,456	1,615
5.625%, 04/16/2030	EUR	6,176	6,852
4.750%, 04/11/2025	EUR	633	723
4.750%, 04/16/2026	EUR	3,009	3,407
Egypt Treasury Bills (C)
19.791%, 11/26/2019	EGP	4,875	284
17.587%, 02/04/2020	EGP	75,400	4,253
17.479%, 08/18/2020	EGP	117,425	6,126
16.989%, 08/04/2020	EGP	81,200	4,258
			64,075

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

El Salvador — 0.7%
El Salvador Government International Bond
8.250%, 04/10/2032 (A)		$1,157	$1,307
7.750%, 01/24/2023		2,390	2,587
7.650%, 06/15/2035		1,363	1,462
7.625%, 02/01/2041		885	945
7.375%, 12/01/2019		2,411	2,423
7.125%, 01/20/2050 (A)		2,056	2,099
7.125%, 01/20/2050		873	891
5.875%, 01/30/2025		2,960	3,005
			14,719

Gabon — 0.0%
Gabon Government International Bond
6.950%, 06/16/2025 (A)		670	649
6.950%, 06/16/2025		212	206
			855

Ghana — 1.1%
Ghana Government Bonds
19.750%, 03/25/2024	GHS	7,745	1,406
19.000%, 11/02/2026	GHS	16,120	2,926
Ghana Government International Bond
10.750%, 10/14/2030 (A)		1,471	1,829
10.750%, 10/14/2030		6,734	8,371
8.950%, 03/26/2051 (A)		1,214	1,193
8.950%, 03/26/2051		836	822
8.627%, 06/16/2049		620	603
8.125%, 03/26/2032		3,447	3,369
8.125%, 03/26/2032 (A)		390	381
7.875%, 03/26/2027 (A)		1,214	1,246
7.875%, 03/26/2027		445	457
Tullow Oil
7.000%, 03/01/2025 (A)		988	977
			23,580

Guatemala — 0.2%
Comunicaciones Celulares Via Comcel Trust
6.875%, 02/06/2024 (A)		770	797
Guatemala Government Bond
4.900%, 06/01/2030 (A)		2,583	2,775
			3,572

Honduras — 0.0%
Honduras Government International Bond
6.250%, 01/19/2027		479	519

Hong Kong — 0.1%
NWD
4.125%, 07/18/2029		1,026	1,021

Hungary — 2.1%
Hungary Government Bond
6.750%, 10/22/2028	HUF	506,520	2,412
5.750%, 11/22/2023		1,172	1,333
5.500%, 06/24/2025	HUF	1,271,510	5,268
3.000%, 06/26/2024	HUF	883,260	3,229
3.000%, 10/27/2027	HUF	4,225,910	15,652
2.750%, 12/22/2026	HUF	1,630,390	5,920
2.500%, 10/24/2024	HUF	1,383,830	4,964
Hungary Government International Bond
7.625%, 03/29/2041		686	1,153
6.375%, 03/29/2021		6,796	7,218
5.375%, 03/25/2024		748	848
			47,997

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

India — 0.1%
State Bank of India
4.000%, 01/24/2022		$1,345	$1,373
Vedanta Resources
8.250%, 06/07/2021		1,220	1,265
			2,638

Indonesia — 7.5%
Eterna Capital Pte Ltd
8.000%, 12/11/2022		115	86
7.500%, 12/11/2022		484	461
Indika Energy Capital III Pte Ltd
5.875%, 11/09/2024 (A)		489	465
5.875%, 11/09/2024		352	335
Indonesia Asahan Aluminium Persero
6.757%, 11/15/2048		2,270	3,000
6.757%, 11/15/2048 (A)		272	359
6.530%, 11/15/2028 (A)		593	735
5.710%, 11/15/2023 (A)		866	960
Indonesia Government International Bond
8.500%, 10/12/2035		1,453	2,326
8.500%, 10/12/2035		400	640
7.750%, 01/17/2038		3,240	4,971
5.250%, 01/08/2047 (A)		240	302
4.750%, 02/11/2029		1,661	1,916
4.450%, 02/11/2024		2,828	3,048
4.350%, 01/08/2027 (A)		3,831	4,216
Indonesia Government International Bond MTN
5.250%, 01/17/2042		2,865	3,540
5.125%, 01/15/2045		480	588
4.625%, 04/15/2043		2,885	3,310
3.850%, 07/18/2027		6,004	6,426
3.750%, 04/25/2022		879	906
3.750%, 06/14/2028	EUR	1,148	1,566
Indonesia Treasury Bond
9.000%, 03/15/2029	IDR	142,707,000	11,026
8.750%, 05/15/2031	IDR	100,643,000	7,700
8.375%, 03/15/2024	IDR	226,801,000	16,943
8.375%, 09/15/2026	IDR	23,567,000	1,761
8.375%, 03/15/2034	IDR	113,583,000	8,447
8.375%, 04/15/2039	IDR	194,607,000	14,390
8.250%, 05/15/2029	IDR	147,353,000	11,058
8.250%, 06/15/2032	IDR	19,060,000	1,399
8.250%, 05/15/2036	IDR	119,021,000	8,718
8.125%, 05/15/2024	IDR	136,685,000	10,154
7.500%, 08/15/2032	IDR	45,947,000	3,183
7.500%, 05/15/2038	IDR	80,596,000	5,524
7.000%, 05/15/2022	IDR	36,771,000	2,625
7.000%, 05/15/2027	IDR	108,555,000	7,523
6.625%, 05/15/2033	IDR	36,763,000	2,357
6.125%, 05/15/2028	IDR	63,423,000	4,116
5.625%, 05/15/2023	IDR	1,070,000	73
Minejesa Capital BV
5.625%, 08/10/2037 (A)		138	153
4.625%, 08/10/2030 (A)		861	904
Pertamina Persero MTN
4.700%, 07/30/2049 (A)		327	354
3.650%, 07/30/2029 (A)		2,196	2,303
Perusahaan Listrik Negara
4.875%, 07/17/2049 (A)		784	881
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (A)		1,265	1,636
6.150%, 05/21/2048		350	453
5.450%, 05/21/2028 (A)		514	602

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Perusahaan Penerbit SBSN Indonesia III
4.400%, 03/01/2028		$868	$957
4.325%, 05/28/2025		2,967	3,206
Star Energy Geothermal Wayang Windu
6.750%, 04/24/2033		650	668
			169,270
Iraq — 0.1%
Iraq Government International Bond
5.800%, 01/15/2028		1,578	1,544
5.800%, 01/15/2028		250	245
			1,789
Ivory Coast — 0.9%
Ivory Coast Government International Bond
6.625%, 03/22/2048	EUR	1,926	2,185
6.625%, 03/22/2048	EUR	333	378
6.125%, 06/15/2033 (A)		1,712	1,616
6.125%, 06/15/2033		916	865
5.750%, 12/31/2032		1,914	1,895
5.750%, 12/31/2032		3,521	3,486
5.750%, 12/31/2032		6,467	6,403
5.250%, 03/22/2030	EUR	979	1,093
5.125%, 06/15/2025	EUR	1,037	1,211
			19,132

Jamaica — 0.1%
Jamaica Government International Bond
7.875%, 07/28/2045		2,106	2,720

Jordan — 0.1%
Jordan Government International Bond
7.375%, 10/10/2047 (A)		2,927	3,041

Kazakhstan — 1.5%
Development Bank of Kazakhstan
4.125%, 12/10/2022		880	913
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045		480	699
2.375%, 11/09/2028	EUR	819	1,023
KazMunayGas National JSC
6.375%, 10/24/2048 (A)		1,947	2,457
5.750%, 04/19/2047 (A)		4,329	5,167
5.375%, 04/24/2030		2,501	2,900
5.375%, 04/24/2030		2,355	2,731
5.375%, 04/24/2030 (A)		2,105	2,441
4.750%, 04/24/2025 (A)		3,295	3,594
4.750%, 04/19/2027 (A)		2,419	2,648
3.875%, 04/19/2022		4,006	4,114
KazTransGas JSC
4.375%, 09/26/2027 (A)		3,919	4,132
Nostrum Oil & Gas Finance BV
7.000%, 02/16/2025 (A)		655	356
			33,175

Kenya — 0.4%
Kenya Government International Bond
8.250%, 02/28/2048 (A)		982	1,014
8.250%, 02/28/2048		950	981
8.000%, 05/22/2032 (A)		1,273	1,346
8.000%, 05/22/2032		3,238	3,424
7.000%, 05/22/2027		1,500	1,581
7.000%, 05/22/2027 (A)		910	959
6.875%, 06/24/2024		650	695
			10,000

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

Kuwait — 0.1%
Kuwait International Government Bond
3.500%, 03/20/2027		$694	$762
2.750%, 03/20/2022		646	658
			1,420

Lebanon — 0.5%
Lebanon Government International Bond
6.000%, 01/27/2023		942	688
Lebanon Government International Bond MTN
8.250%, 04/12/2021		4,734	3,995
6.650%, 11/03/2028		3,654	2,426
6.600%, 11/27/2026		136	91
6.150%, 06/19/2020		1,997	1,818
6.100%, 10/04/2022		2,697	2,017
6.100%, 10/04/2022		1,143	855
			11,890

Lithuania — 0.1%
Lithuania Government International Bond
7.375%, 02/11/2020		2,076	2,121

Malaysia — 4.6%
1MDB Energy
5.990%, 05/11/2022		3,000	3,151
1MDB Global Investments Ltd
4.400%, 03/09/2023		14,500	13,885
Malaysia Government Bond
5.248%, 09/15/2028	MYR	1,050	286
4.935%, 09/30/2043	MYR	2,000	562
4.893%, 06/08/2038	MYR	4,700	1,320
4.642%, 11/07/2033	MYR	900	240
4.392%, 04/15/2026	MYR	5,125	1,297
4.378%, 11/29/2019	MYR	800	191
4.232%, 06/30/2031	MYR	4,500	1,145
4.181%, 07/15/2024	MYR	22	5
4.160%, 07/15/2021	MYR	19,522	4,729
4.059%, 09/30/2024	MYR	17,428	4,301
4.048%, 09/30/2021	MYR	900	218
3.955%, 09/15/2025	MYR	39,952	9,845
3.899%, 11/16/2027	MYR	3,000	741
3.889%, 07/31/2020	MYR	11,798	2,827
3.885%, 08/15/2029	MYR	400	100
3.882%, 03/10/2022	MYR	12,032	2,911
3.844%, 04/15/2033	MYR	3,000	735
3.800%, 08/17/2023	MYR	42,002	10,203
3.795%, 09/30/2022	MYR	4,800	1,162
3.757%, 04/20/2023	MYR	24,445	5,922
3.733%, 06/15/2028	MYR	5,500	1,346
3.654%, 10/31/2019	MYR	28,500	6,783
3.620%, 11/30/2021	MYR	30,507	7,330
3.502%, 05/31/2027	MYR	1,050	252
3.492%, 03/31/2020	MYR	37,843	9,019
3.480%, 03/15/2023	MYR	854	205
3.418%, 08/15/2022	MYR	13,665	3,272
Malaysia Government Investment Issue
4.369%, 10/31/2028	MYR	2,000	512
4.070%, 09/30/2026	MYR	14,000	3,478
Malaysia Sukuk Global
3.179%, 04/27/2026		5,203	5,481
			103,454

Mexico — 8.2%
America Movil
7.125%, 12/09/2024	MXN	23,310	1,119
Axtel
6.375%, 11/14/2024 (A)		704	712

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Banco Mercantil del Norte
7.500%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.470%, 09/27/2167 (A)		$623	$623
6.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.967%, 09/27/2167 (A)		798	787
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (A)		2,694	2,728
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026		176	178
Cemex
7.750%, 04/16/2026		990	1,065
Cometa Energia
6.375%, 04/24/2035 (A)		927	987
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	52,305	2,333
5.750%, 02/14/2042 (A)		570	620
4.750%, 02/23/2027 (A)		684	712
Elementia
5.500%, 01/15/2025		970	935
Mexican Bonos
10.000%, 12/05/2024	MXN	481,777	27,285
8.500%, 05/31/2029	MXN	97,946	5,396
8.500%, 11/18/2038	MXN	82,489	4,563
8.000%, 11/07/2047	MXN	46,654	2,463
7.750%, 05/29/2031	MXN	183,376	9,595
7.750%, 11/23/2034	MXN	47,105	2,453
7.750%, 11/13/2042	MXN	181,509	9,323
7.500%, 06/03/2027	MXN	279,718	14,374
6.500%, 06/10/2021	MXN	86,501	4,271
6.500%, 06/09/2022	MXN	186,400	9,185
5.750%, 03/05/2026	MXN	75,293	3,517
5.750%, 03/05/2026	MXN	786	37
Mexican Bonos, Ser M20
8.000%, 12/07/2023	MXN	159,186	8,250
Mexican Udibonos
4.000%, 11/15/2040	MXN	50,288	2,721
4.000%, 11/03/2050	MXN	53,494	2,927
Mexico City Airport Trust
5.500%, 07/31/2047 (A)		1,068	1,067
Mexico Government International Bond
4.500%, 04/22/2029		7,902	8,722
4.500%, 01/31/2050		1,905	2,040
4.150%, 03/28/2027		1,515	1,617
3.750%, 01/11/2028		227	237
Mexico Government International Bond MTN
5.750%, 10/12/2110		4,760	5,623
Petroleos Mexicanos
9.500%, 09/15/2027		215	253
7.470%, 11/12/2026	MXN	260,354	10,516
7.190%, 09/12/2024	MXN	150,856	6,395
6.625%, 06/15/2035		7,384	7,181
6.500%, 03/13/2027		1,664	1,708
6.500%, 01/23/2029 (A)		1,111	1,128
6.500%, 01/23/2029		7,160	7,268
6.500%, 06/02/2041		610	571
6.375%, 01/23/2045		1,300	1,198
6.350%, 02/12/2048		2,799	2,573
5.625%, 01/23/2046		1,070	912
5.350%, 02/12/2028 (A)		1,626	1,540
4.875%, 01/24/2022		1,705	1,733

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Petroleos Mexicanos MTN
6.750%, 09/21/2047		$810	$771
6.750%, 09/21/2047		238	227
6.375%, 01/23/2045 (A)		1,016	936
United Mexican States
4.350%, 01/15/2047		1,392	1,462
			184,837

Mongolia — 0.4%
Development Bank of Mongolia LLC
7.250%, 10/23/2023 (A)		1,149	1,176
Mongolia Government International Bond
5.625%, 05/01/2023		4,025	4,043
Mongolia Government International Bond MTN
8.750%, 03/09/2024		2,696	2,998
Trade & Development Bank of Mongolia MTN
9.375%, 05/19/2020		470	483
9.375%, 05/19/2020 (A)		453	466
			9,166

Montenegro — 0.1%
Montenegro Government International Bond
3.375%, 04/21/2025	EUR	831	982

Namibia — 0.0%
Namibia International Bonds
5.250%, 10/29/2025		500	502

Netherlands — 0.0%
GTH Finance BV
6.250%, 04/26/2020		560	567

Nigeria — 1.2%
Nigeria Government Bond
13.980%, 02/23/2028	NGN	1,124,239	3,072
Nigeria Government International Bond
9.248%, 01/21/2049		444	488
8.747%, 01/21/2031		4,888	5,368
8.747%, 01/21/2031 (A)		423	465
7.875%, 02/16/2032		5,827	5,996
7.696%, 02/23/2038		2,588	2,581
7.143%, 02/23/2030		1,222	1,227
7.143%, 02/23/2030 (A)		240	241
Nigeria Government International Bond MTN
7.625%, 11/28/2047		1,178	1,134
7.625%, 11/28/2047 (A)		895	861
6.500%, 11/28/2027 (A)		4,744	4,729
6.500%, 11/28/2027		60	60
Nigeria Treasury Bill
15.892%, 02/27/2020 (C)	NGN	332,994	861
			27,083

Oman — 1.1%
Oman Government International Bond
6.750%, 01/17/2048		4,006	3,762
6.750%, 01/17/2048 (A)		814	764
6.500%, 03/08/2047		4,646	4,315
5.625%, 01/17/2028 (A)		4,463	4,392
4.750%, 06/15/2026		1,402	1,358
4.750%, 06/15/2026 (A)		540	523
3.625%, 06/15/2021		1,296	1,286

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Oman Government International Bond MTN
6.000%, 08/01/2029 (A)		$4,085	$4,063
6.000%, 08/01/2029		555	552
4.875%, 02/01/2025 (A)		3,201	3,198
			24,213

Pakistan — 0.2%
Pakistan Government International Bond
8.250%, 09/30/2025 (A)		335	366
7.875%, 03/31/2036		285	286
6.875%, 12/05/2027 (A)		4,277	4,281
			4,933

Panama — 0.9%
Aeropuerto Internacional de Tocumen
6.000%, 11/18/2048 (A)		593	762
Empresa de Transmision Electrica
5.125%, 05/02/2049 (A)		873	1,013
Panama Government International Bond
9.375%, 04/01/2029		1,570	2,433
8.125%, 04/28/2034		699	1,017
4.500%, 05/15/2047		1,266	1,570
4.000%, 09/22/2024		1,800	1,945
3.870%, 07/23/2060		2,423	2,783
3.750%, 03/16/2025		323	347
3.160%, 01/23/2030		7,050	7,480
Panama Notas del Tesoro
3.750%, 04/17/2026 (A)		1,652	1,760
			21,110

Papua New Guinea — 0.1%
Papua New Guinea Government International Bond
8.375%, 10/04/2028 (A)		2,204	2,317
8.375%, 10/04/2028		733	771
			3,088

Paraguay — 0.3%
Paraguay Government International Bond
6.100%, 08/11/2044		1,150	1,442
6.100%, 08/11/2044 (A)		883	1,107
5.400%, 03/30/2050		530	623
5.000%, 04/15/2026		1,550	1,711
5.000%, 04/15/2026		1,044	1,152
			6,035

Peru — 2.6%
ABY Transmission Sur
6.875%, 04/30/2043 (A)		322	398
Fondo MIVIVIENDA
7.000%, 02/14/2024 (A)	PEN	5,422	1,761
Inkia Energy
5.875%, 11/09/2027 (A)		487	506
Kallpa Generacion SA
4.125%, 08/16/2027 (A)		1,075	1,117
Lima Metro Line 2 Finance
4.350%, 04/05/2036 (A)		2,520	2,673
Nexa Resources
5.375%, 05/04/2027 (A)		4,041	4,249
Peru Government Bond
8.200%, 08/12/2026	PEN	1,404	523
6.900%, 08/12/2037	PEN	4,088	1,486
6.350%, 08/12/2028	PEN	2,235	768

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.150%, 08/12/2032 (A)	PEN	21,502	$7,282
5.940%, 02/12/2029 (A)	PEN	13,807	4,620
Peru LNG Srl
5.375%, 03/22/2030 (A)		1,134	1,222
Peruvian Government International Bond
8.200%, 08/12/2026	PEN	2,845	1,060
8.200%, 08/12/2026	PEN	15,037	5,604
6.950%, 08/12/2031	PEN	15,478	5,577
6.950%, 08/12/2031	PEN	895	323
6.850%, 02/12/2042	PEN	882	320
6.350%, 08/12/2028	PEN	5,599	1,925
6.350%, 08/12/2028 (A)	PEN	1,999	687
5.700%, 08/12/2024 (A)	PEN	6,317	2,070
5.625%, 11/18/2050		1,156	1,763
5.400%, 08/12/2034 (A)	PEN	764	239
4.125%, 08/25/2027		795	913
2.844%, 06/20/2030		4,807	5,083
Petroleos del Peru
5.625%, 06/19/2047		3,233	3,953
5.625%, 06/19/2047 (A)		539	659
4.750%, 06/19/2032		1,484	1,673
4.750%, 06/19/2032 (A)		904	1,019
			59,473

Philippines — 0.4%
Philippine Government International Bond
4.000%, 01/15/2021		5,901	6,048
3.900%, 11/26/2022	PHP	52,000	989
3.750%, 01/14/2029		2,174	2,457
			9,494

Poland — 2.2%
Poland Government Bond
5.750%, 04/25/2029	PLN	1,539	524
3.250%, 07/25/2025	PLN	19,511	5,328
2.750%, 04/25/2028	PLN	20,284	5,490
2.750%, 10/25/2029	PLN	4,465	1,219
2.500%, 01/25/2023	PLN	52,697	13,683
2.500%, 04/25/2024	PLN	10,365	2,705
2.500%, 07/25/2026	PLN	34,880	9,194
2.500%, 07/25/2027	PLN	1,981	525
2.250%, 04/25/2022	PLN	13,392	3,430
1.577%, 07/25/2020 (C)	PLN	7,630	1,899
Poland Government International Bond
5.000%, 03/23/2022		5,184	5,583
			49,580

Qatar — 1.2%
Qatar Government International Bond
5.103%, 04/23/2048 (A)		1,381	1,840
5.103%, 04/23/2048		2,876	3,832
4.817%, 03/14/2049		3,608	4,642
4.817%, 03/14/2049 (A)		6,066	7,805
4.500%, 04/23/2028 (A)		2,462	2,883
4.000%, 03/14/2029 (A)		5,109	5,831
4.000%, 03/14/2029		437	499
			27,332

Romania — 1.4%
Romania Government Bond
5.800%, 07/26/2027	RON	3,740	972
5.000%, 02/12/2029	RON	24,345	6,027
4.850%, 04/22/2026	RON	28,065	6,884
4.500%, 06/17/2024	RON	11,330	2,718
4.250%, 06/28/2023	RON	3,930	931
4.000%, 10/27/2021	RON	14,745	3,473

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Romanian Government International Bond
5.125%, 06/15/2048		$2,520	$2,936
Romanian Government International Bond MTN
6.750%, 02/07/2022		2,814	3,102
4.625%, 04/03/2049 (A)	EUR	605	853
4.625%, 04/03/2049	EUR	297	419
4.125%, 03/11/2039	EUR	455	605
3.875%, 10/29/2035	EUR	189	248
3.375%, 02/08/2038	EUR	1,170	1,472
2.124%, 07/16/2031	EUR	726	826
			31,466

Russia — 6.4%
Gazprom OAO Via Gaz Capital
5.150%, 02/11/2026 (A)		3,647	3,965
GTLK Europe DAC
5.950%, 07/19/2021		640	664
Ritekro (E)
10.490%, 11/07/2022 (C)		538	397
Rusal Capital DAC
5.125%, 02/02/2022		1,280	1,310
Russian Federal Bond - OFZ
8.500%, 09/17/2031	RUB	176,075	2,942
8.150%, 02/03/2027	RUB	1,133,404	18,215
7.950%, 10/07/2026	RUB	1,074,103	17,052
7.750%, 09/16/2026	RUB	56,262	884
7.700%, 03/23/2033	RUB	349,652	5,478
7.500%, 08/18/2021	RUB	57,927	883
7.250%, 05/10/2034	RUB	201,993	3,046
7.100%, 10/16/2024	RUB	131,150	1,997
7.050%, 01/19/2028	RUB	1,638,940	24,814
7.000%, 08/16/2023	RUB	427,978	6,490
6.900%, 05/23/2029	RUB	696,696	10,386
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		3	4
5.875%, 09/16/2043		3,200	4,094
5.625%, 04/04/2042		1,200	1,482
5.250%, 06/23/2047		1,400	1,665
5.100%, 03/28/2035		5,800	6,554
5.100%, 03/28/2035 (A)		7,800	8,814
4.875%, 09/16/2023		2,200	2,404
4.750%, 05/27/2026		2,600	2,841
4.375%, 03/21/2029		6,000	6,450
4.250%, 06/23/2027		5,200	5,532
SCF Capital Designated Activity
5.375%, 06/16/2023 (A)		1,068	1,121
Serbia Treasury Bonds
4.500%, 01/11/2026	RSD	310,300	3,132
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020		1,635	1,686
6.800%, 11/22/2025 (A)		600	688
6.800%, 11/22/2025		240	275
			145,265

Saudi Arabia — 1.2%
Saudi Arabian Oil MTN
4.375%, 04/16/2049 (A)		1,080	1,236
4.250%, 04/16/2039		5,250	5,949
4.250%, 04/16/2039 (A)		7,829	8,871
3.500%, 04/16/2029 (A)		3,194	3,409
2.875%, 04/16/2024		2,197	2,254

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Saudi Government International Bond MTN
5.000%, 04/17/2049 (A)		$854	$1,065
5.000%, 04/17/2049		635	792
4.500%, 04/17/2030		1,585	1,848
4.500%, 10/26/2046		2,227	2,583
			28,007

Senegal — 0.2%
Senegal Government International Bond
6.750%, 03/13/2048		1,184	1,130
6.250%, 07/30/2024		206	222
6.250%, 05/23/2033 (A)		242	239
6.250%, 05/23/2033		1,150	1,138
4.750%, 03/13/2028	EUR	2,013	2,305
			5,034

Serbia — 0.7%
Serbia International Bond
7.250%, 09/28/2021		1,500	1,640
7.250%, 09/28/2021		1,130	1,236
7.250%, 09/28/2021 (A)		300	328
1.500%, 06/26/2029	EUR	2,969	3,403
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	467,150	5,151
3.750%, 01/17/2022	RSD	511,560	4,944
			16,702

South Africa — 4.8%
Eskom Holdings SOC Ltd
7.125%, 02/11/2025 (A)		2,023	2,076
7.125%, 02/11/2025		1,220	1,252
5.750%, 01/26/2021		1,140	1,143
5.750%, 01/26/2021 (A)		942	945
Eskom Holdings SOC Ltd MTN
7.500%, 09/15/2033	ZAR	52,500	2,637
6.750%, 08/06/2023		2,940	3,012
6.350%, 08/10/2028 (A)		456	493
Liquid Telecommunications Financing PLC
8.500%, 07/13/2022 (A)		1,819	1,769
SASOL Financing USA LLC
5.875%, 03/27/2024		661	712
South Africa Government Bond
10.500%, 12/21/2026	ZAR	414,732	30,665
9.000%, 01/31/2040	ZAR	158,877	9,662
8.875%, 02/28/2035	ZAR	101,937	6,311
8.750%, 01/31/2044	ZAR	72,370	4,247
8.750%, 02/28/2048	ZAR	101,944	5,949
8.500%, 01/31/2037	ZAR	63,312	3,725
8.250%, 03/31/2032	ZAR	69,910	4,231
7.000%, 02/28/2031	ZAR	176,156	9,839
6.500%, 02/28/2041	ZAR	15,177	702
6.250%, 03/31/2036	ZAR	93,224	4,443
South Africa Government International Bond
6.300%, 06/22/2048		2,533	2,874
5.875%, 09/16/2025		1,541	1,703
5.875%, 06/22/2030		2,049	2,253
5.650%, 09/27/2047		284	298
5.000%, 10/12/2046		475	468
4.875%, 04/14/2026		5,082	5,311
4.850%, 09/27/2027		1,590	1,654
4.300%, 10/12/2028		456	454
Transnet SOC MTN
9.500%, 05/13/2021 (A)	ZAR	8,760	583
			109,411

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

South Korea — 0.4%
Export-Import Bank of Korea MTN
8.400%, 11/30/2021	IDR	35,600,000	$2,553
Korea International Bond
2.500%, 06/19/2029		3,490	3,617
2.000%, 06/19/2024		1,995	2,016
			8,186

Spain — 0.1%
AI Candelaria Spain SLU
7.500%, 12/15/2028 (A)		1,825	2,053

Sri Lanka — 1.3%
Sri Lanka Government International Bond
7.850%, 03/14/2029		2,219	2,242
7.550%, 03/28/2030		551	548
6.850%, 03/14/2024		1,745	1,775
6.850%, 11/03/2025		1,135	1,134
6.825%, 07/18/2026 (A)		1,612	1,591
6.825%, 07/18/2026		800	789
6.750%, 04/18/2028 (A)		7,829	7,472
6.750%, 04/18/2028		294	281
6.350%, 06/28/2024 (A)		2,740	2,727
6.250%, 07/27/2021		2,202	2,237
6.200%, 05/11/2027		1,461	1,368
5.875%, 07/25/2022 (A)		1,496	1,497
5.750%, 04/18/2023		2,110	2,089
5.750%, 04/18/2023 (A)		4,330	4,287
			30,037

Supranational — 0.3%
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (A)		1,274	1,349
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	11,350	792
Inter-American Development Bank MTN
7.875%, 03/14/2023	IDR	73,150,000	5,369
			7,510

Suriname — 0.0%
Suriname Government International Bond
9.250%, 10/26/2026		483	435

Thailand — 2.9%
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	131
4.875%, 06/22/2029	THB	38,846	1,664
3.775%, 06/25/2032	THB	393,108	16,250
3.650%, 06/20/2031	THB	133,000	5,363
3.625%, 06/16/2023	THB	34,000	1,204
3.400%, 06/17/2036	THB	354,813	14,826
3.300%, 06/17/2038	THB	38,414	1,604
2.875%, 12/17/2028	THB	436,309	16,009
2.875%, 06/17/2046	THB	4,865	198
2.550%, 06/26/2020	THB	35,000	1,155
2.400%, 12/17/2023	THB	197,000	6,718
2.125%, 12/17/2026	THB	25,000	856
			65,978

Tunisia — 0.2%
Banque Centrale de Tunisie International Bond
6.375%, 07/15/2026	EUR	642	691
5.750%, 01/30/2025		928	849
5.625%, 02/17/2024	EUR	2,510	2,696
			4,236

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

Turkey — 3.7%
Export Credit Bank of Turkey
8.250%, 01/24/2024 (A)		$627	$640
6.125%, 05/03/2024 (A)		831	780
5.375%, 10/24/2023 (A)		1,487	1,386
5.000%, 09/23/2021 (A)		674	653
Export Credit Bank of Turkey MTN
5.375%, 02/08/2021 (A)		1,206	1,191
Hazine Mustesarligi Varlik Kiralama
5.800%, 02/21/2022 (A)		2,936	2,976
QNB Finansbank
6.875%, 09/07/2024 (A)		898	914
TC Ziraat Bankasi MTN
5.125%, 05/03/2022 (A)		1,561	1,468
5.125%, 09/29/2023 (A)		996	906
4.750%, 04/29/2021 (A)		756	734
Turkey Government Bond
16.200%, 06/14/2023	TRY	22,762	3,930
12.200%, 01/18/2023	TRY	31,877	4,957
11.000%, 03/02/2022	TRY	49,834	7,707
10.700%, 02/17/2021	TRY	10,220	1,641
10.700%, 08/17/2022	TRY	30,802	4,647
9.500%, 01/12/2022	TRY	19,328	2,909
9.200%, 09/22/2021	TRY	14,692	2,238
8.500%, 09/14/2022	TRY	5,781	823
7.100%, 03/08/2023	TRY	51,539	6,780
3.000%, 08/02/2023	TRY	12,553	2,041
Turkey Government International Bond
7.625%, 04/26/2029		636	651
7.375%, 02/05/2025		920	953
7.250%, 12/23/2023		4,866	5,030
6.875%, 03/17/2036		1,946	1,864
6.350%, 08/10/2024		3,285	3,264
6.125%, 10/24/2028		2,428	2,284
6.000%, 03/25/2027		345	328
6.000%, 01/14/2041		1,330	1,131
5.750%, 03/22/2024		600	584
5.750%, 05/11/2047		1,616	1,321
5.200%, 02/16/2026	EUR	2,194	2,443
5.125%, 02/17/2028		8,937	7,955
4.875%, 10/09/2026		2,127	1,904
4.250%, 04/14/2026		699	610
Turkiye Garanti Bankasi
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr+4.220%, 05/24/2027 (A)		1,730	1,455
Turkiye Sise ve Cam Fabrikalari AS
6.950%, 03/14/2026		725	723
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (A)		632	583
			82,404

Ukraine — 2.6%
Ukraine Government Bond
17.000%, 05/11/2022	UAH	99,987	4,037
16.000%, 08/11/2021	UAH	206,904	8,174
15.840%, 02/26/2025	UAH	92,615	3,705
Ukraine Government International Bond
15.700%, 01/20/2021 (A)	UAH	65,000	2,496
9.750%, 11/01/2028		3,065	3,603
8.994%, 02/01/2024		2,865	3,164
8.994%, 02/01/2024 (A)		230	254
7.750%, 09/01/2020		1,149	1,180

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.750%, 09/01/2021		$523	$545
7.750%, 09/01/2022		1,332	1,408
7.750%, 09/01/2025 (A)		2,624	2,786
7.750%, 09/01/2025		478	507
7.750%, 09/01/2026 (A)		5,903	6,256
7.750%, 09/01/2026		790	837
7.750%, 09/01/2027 (A)		1,825	1,931
7.750%, 09/01/2027		1,446	1,530
7.375%, 09/25/2032		3,026	3,110
6.750%, 06/20/2026	EUR	1,481	1,774
6.750%, 06/20/2026 (A)	EUR	5,015	6,007
3.161%, 05/31/2040 (A)(D)		3,871	3,382
2.090%, 05/31/2040 (D)		44	38
Ukreximbank Via Biz Finance
9.625%, 04/27/2022 (A)		1,106	1,152
			57,876

United Arab Emirates — 0.9%
Abu Dhabi Crude Oil Pipeline LLC
4.600%, 11/02/2047 (A)		5,382	6,660
4.600%, 11/02/2047		520	643
3.650%, 11/02/2029 (A)		2,921	3,265
Abu Dhabi Government International Bond
4.125%, 10/11/2047		646	803
3.125%, 10/11/2027		1,062	1,150
Acwa Power Management And Investments One Ltd
5.950%, 12/15/2039 (A)		2,135	2,349
Emirate of Dubai Government International Bonds MTN
5.250%, 01/30/2043		1,332	1,584
MDC-GMTN BV MTN
4.500%, 11/07/2028 (A)		3,220	3,771
Sharjah Sukuk Program MTN
3.854%, 04/03/2026		837	904
			21,129

United Kingdom — 0.3%
Standard Chartered Bank MTN
8.250%, 05/17/2029 (A)	IDR	88,081,000	6,610

United States — 0.0%
JBS Investments II GmbH
5.750%, 01/15/2028 (A)		644	676

Uruguay — 0.8%
Uruguay Government International Bond
4.375%, 10/27/2027		7,223	8,009
4.375%, 01/23/2031		8,012	9,073
4.125%, 11/20/2045		367	407
			17,489

Uzbekistan — 0.1%
Uzbekistan Goverment Bond MTN
5.375%, 02/20/2029		1,559	1,712
4.750%, 02/20/2024		931	985
			2,697

Venezuela — 0.5%
Petroleos de Venezuela
9.750%, 05/17/2035 (F)		3,202	440
6.000%, 05/16/2024 (F)		16,821	2,103
6.000%, 05/16/2024 (F)		7,900	988
6.000%, 05/16/2024 (F)		1,777	222
6.000%, 11/15/2026 (F)		24,577	3,072
5.500%, 04/12/2037 (F)		1,620	223
5.375%, 04/12/2027 (F)		7,825	978

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Venezuela Government International Bond
9.250%, 09/15/2027 (F)	$3,400	$518
9.250%, 05/07/2028 (F)	4,965	757
8.250%, 10/13/2024 (F)	4,151	633
7.750%, 10/13/2019 (F)	7,816	1,192
		11,126

Vietnam — 0.0%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029 (A)	950	965

Zambia — 0.1%
Zambia Government International Bond
8.500%, 04/14/2024 (A)	2,630	1,763

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.375%, 09/20/2022 (A)	$2,021	$1,320
		3,083
Total Global Bonds (Cost $2,196,295) ($ Thousands)		2,154,375
Total Investments in Securities — 95.4% (Cost $2,196,295) ($ Thousands)		$2,154,375

	Contracts

PURCHASED OPTION*(G) — 0.0%
Total Purchased Option (Cost $376) ($ Thousands)	36,109,900	$376

A list of the open option contracts held by the Fund at August 31, 2019, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION — 0.0%

Call Option
September 2020, USD Call HKD Put*	36,109,900	$283,004	$7.85	09/19/20	$376

Total Purchased Option		$283,004			$376

A list of the open futures contracts held by the Fund at August 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)

Euro-Bund	(184)	Sep-2019	$(35,385)	$(36,291)	$(1,625)

Euro-Bund	12	Dec-2019	2,341	2,330	–

Euro-Buxl 30 Year Bond	12	Dec-2019	2,973	2,942	(16)

Euro-Buxl 30 Year Bond	(26)	Sep-2019	(5,774)	(6,422)	(775)

R023 Bond Future	1,135	Nov-2019	8,460	7,688	(32)

R2032 Bond Future	989	Nov-2019	6,769	6,042	(143)

R2035 Bond Future	1,321	Nov-2019	9,318	8,302	(212)

R2037 Bond Future	585	Nov-2019	3,965	3,533	(89)

R2040 Bond Future	277	Nov-2019	1,932	1,724	(41)

R208 Bond Future	94	Nov-2019	691	626	(5)

R209 Bond Future	81	Nov-2019	437	389	(10)

R214 Bond Future	359	Nov-2019	1,888	1,687	(38)

U.S. 10-Year Treasury Note	219	Dec-2019	28,884	28,846	(38)

U.S. Ultra Long Treasury Bond	68	Dec-2019	13,510	13,426	(84)

			$40,009	$34,822	$(3,108)

A list of the open forward foreign currency contracts held by the Fund at August 31, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	09/18/19	USD	2,416	TRY	15,047	$154

Barclays PLC	09/18/19	TRY	16,657	USD	2,861	16

Barclays PLC	09/18/19	USD	21,725	PLN	81,723	(1,142)

Barclays PLC	09/18/19	ZAR	216,830	USD	14,198	(57)

Barclays PLC	09/18/19	IDR	199,974,670	USD	13,749	(327)

Barclays PLC	09/23/19	USD	1,663	CLP	1,161,135	(48)

BT Brokerage	09/03/19	USD	3,748	KRW	4,349,731	(157)

BT Brokerage	09/03/19	KRW	108,597	USD	94	5

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

BT Brokerage	09/04/19	USD	1,726	RUB	115,689	$10

BT Brokerage	09/04/19	USD	8,796	RUB	565,122	(312)

BT Brokerage	09/04/19	RUB	169,421	USD	2,571	28

BT Brokerage	09/09/19	PHP	5,689	USD	111	2

BT Brokerage	09/09/19	INR	255,451	USD	3,604	31

BT Brokerage	09/16/19	CNY	25,838	USD	3,667	50

BT Brokerage	09/18/19	USD	2,349	COP	7,560,450	(143)

BT Brokerage	09/18/19	EUR	3,206	RON	15,200	7

BT Brokerage	09/18/19	EUR	3,241	CZK	83,380	(34)

BT Brokerage	09/18/19	TRY	8,299	USD	1,464	46

BT Brokerage	12/09/19	TRY	3,342	USD	553	(2)

BT Brokerage	09/18/19	RON	11,969	EUR	2,527	(3)

BT Brokerage	09/18/19	CZK	84,877	EUR	3,270	3

BT Brokerage	09/18/19	COP	8,634,989	USD	2,669	148

BT Brokerage	09/19/19 - 10/16/19	THB	134,523	USD	4,359	(44)

BT Brokerage	09/23/19	USD	1,216	CLP	836,906	(52)

BT Brokerage	10/03/19	ARS	60,564	USD	908	(4)

BT Brokerage	10/07/19	EUR	3,082	HUF	1,021,753	5

BT Brokerage	10/07/19	HUF	2,236,687	EUR	6,844	97

BT Brokerage	10/16/19	USD	3,575	THB	110,339	39

BT Brokerage	10/16/19	USD	3,800	TRY	21,669	(137)

BT Brokerage	10/21/19	BRL	30,901	USD	7,482	26

BT Brokerage	11/07/19	EUR	3,107	PLN	13,626	(4)

BT Brokerage	11/07/19	PLN	14,424	EUR	3,334	53

BT Brokerage	12/06/19	USD	1,832	KZT	720,000	(3)

BT Brokerage	12/18/19	PEN	4,165	USD	1,220	(2)

Citigroup	09/04/19	USD	2,319	RUB	148,068	(96)

Citigroup	09/18/19 - 11/06/19	USD	1,381	ZAR	21,241	12

Citigroup	09/04/19	USD	7,126	ZAR	104,217	(263)

Citigroup	09/04/19 - 09/18/19	EUR	24,462	USD	27,287	344

Citigroup	09/04/19 - 10/03/19	USD	28,744	EUR	25,756	(326)

Citigroup	09/04/19 - 10/21/19	BRL	68,885	USD	17,888	1,232

Citigroup	09/04/19 - 09/18/19	ZAR	78,911	USD	5,412	223

Citigroup	09/05/19	ARS	103,507	USD	2,261	517

Citigroup	09/05/19	KRW	4,399,501	USD	3,705	72

Citigroup	10/04/19	KRW	4,399,501	USD	3,639	(5)

Citigroup	09/09/19	USD	3,638	INR	254,890	(73)

Citigroup	09/11/19 - 10/09/19	USD	653	GHS	3,815	41

Citigroup	09/12/19 - 09/23/19	USD	11,178	CLP	7,733,628	(426)

Citigroup	09/13/19	USD	614	UYU	21,270	(35)

Citigroup	09/18/19	USD	1,248	HUF	351,976	(76)

Citigroup	09/18/19	RON	1,838	EUR	386	(3)

Citigroup	09/18/19 - 12/09/19	USD	1,927	TRY	11,740	47

Citigroup	09/18/19	PLN	3,369	USD	883	34

Citigroup	09/18/19	USD	4,560	CZK	102,975	(190)

Citigroup	09/18/19	EUR	6,337	RON	30,800	191

Citigroup	09/18/19	RON	6,903	USD	1,644	36

Citigroup	09/18/19	USD	7,733	MXN	148,350	(357)

Citigroup	09/18/19	USD	10,948	THB	340,420	192

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Citigroup	09/18/19	USD	3,112	COP	10,680,547	$6

Citigroup	09/18/19	USD	11,654	COP	39,455,641	(137)

Citigroup	09/18/19	USD	27,957	CNY	194,149	(775)

Citigroup	09/18/19 - 12/18/19	PEN	41,640	USD	12,509	253

Citigroup	09/18/19 - 12/09/19	TRY	39,554	USD	6,831	152

Citigroup	09/18/19	TRY	10,636	USD	1,706	(111)

Citigroup	09/18/19	CZK	57,655	EUR	2,225	6

Citigroup	09/18/19	RUB	58,920	USD	884	1

Citigroup	09/18/19 - 09/19/19	THB	83,983	USD	2,728	(20)

Citigroup	09/18/19 - 11/01/19	MXN	233,648	USD	11,882	285

Citigroup	09/18/19	HUF	2,296,517	USD	7,994	347

Citigroup	09/18/19	COP	22,949,606	USD	6,915	216

Citigroup	09/23/19	CLP	2,682,709	USD	3,773	43

Citigroup	09/23/19	CLP	5,463,035	USD	7,544	(52)

Citigroup	09/30/19	IDR	93,242,777	USD	6,448	(106)

Citigroup	10/07/19	EUR	1,545	HUF	500,000	(38)

Citigroup	10/09/19	USD	1,809	ARS	87,277	(519)

Citigroup	10/09/19 - 10/21/19	USD	8,334	BRL	33,376	(280)

Citigroup	10/18/19	USD	537	CNH	3,774	(11)

Citigroup	10/18/19	CNH	967	USD	144	9

Citigroup	10/22/19	ILS	4,522	USD	1,281	(4)

Citigroup	11/07/19	EUR	2,677	PLN	11,600	(37)

Citigroup	11/07/19	PLN	14,424	EUR	3,343	63

Citigroup	11/07/19	PLN	6,386	EUR	1,451	(4)

Citigroup	12/19/19 - 02/03/20	USD	4,962	NGN	1,891,859	149

Citigroup	12/19/19	NGN	2,218,860	USD	5,726	(299)

Citigroup	01/15/20 - 02/19/20	UGX	31,184,366	USD	8,094	(125)

Goldman Sachs	09/04/19	USD	1,855	BRL	7,171	(120)

Goldman Sachs	09/04/19	USD	2,040	EUR	1,835	(19)

Goldman Sachs	09/04/19	USD	1,652	RUB	110,507	7

Goldman Sachs	09/04/19	USD	1,927	RUB	124,522	(57)

Goldman Sachs	09/18/19 - 10/21/19	USD	5,072	ZAR	77,990	39

Goldman Sachs	09/04/19 - 09/18/19	USD	11,562	ZAR	167,526	(530)

Goldman Sachs	09/04/19	EUR	24,498	USD	27,138	159

Goldman Sachs	09/04/19	BRL	32,989	USD	8,568	585

Goldman Sachs	12/03/19	BRL	59,672	USD	14,234	(113)

Goldman Sachs	09/04/19 - 09/18/19	ZAR	114,843	USD	7,758	195

Goldman Sachs	10/21/19	ZAR	58,573	USD	3,807	(28)

Goldman Sachs	09/04/19	RUB	289,222	USD	4,376	34

Goldman Sachs	09/16/19	USD	1,873	AUD	2,677	(68)

Goldman Sachs	09/16/19	AUD	5,353	USD	3,670	62

Goldman Sachs	09/18/19	EUR	9	CZK	241	–

Goldman Sachs	09/18/19	PLN	240	USD	62	2

Goldman Sachs	09/18/19	USD	911	IDR	12,983,259	3

Goldman Sachs	09/18/19	USD	1,215	PEN	4,009	(34)

Goldman Sachs	09/18/19	EUR	6,661	RON	32,273	176

Goldman Sachs	09/18/19	USD	10,796	COP	36,568,781	(122)

Goldman Sachs	09/18/19	USD	11,676	PLN	45,830	(134)

Goldman Sachs	09/18/19	USD	5,866	PHP	305,872	5

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Goldman Sachs	09/18/19	USD	5,893	PHP	306,485	$(10)

Goldman Sachs	09/18/19	USD	11,861	TRY	72,366	500

Goldman Sachs	09/18/19	USD	16,156	MXN	312,471	(621)

Goldman Sachs	09/18/19	TRY	14,048	USD	2,426	26

Goldman Sachs	09/18/19 - 12/18/19	TRY	43,926	USD	6,725	(611)

Goldman Sachs	09/18/19	CZK	66,728	USD	2,831	(1)

Goldman Sachs	09/18/19	CNY	101,650	USD	14,394	162

Goldman Sachs	09/18/19 - 11/01/19	MXN	441,379	USD	22,561	637

Goldman Sachs	09/18/19	HUF	3,446,670	USD	11,724	246

Goldman Sachs	09/18/19	COP	12,363,353	USD	3,730	121

Goldman Sachs	09/18/19	KRW	13,728,429	USD	11,783	431

Goldman Sachs	09/23/19	USD	13,837	CLP	9,605,181	(481)

Goldman Sachs	09/23/19	CLP	241,892	USD	334	(3)

Goldman Sachs	10/18/19	USD	3,978	CNH	27,648	(120)

Goldman Sachs	10/22/19	ILS	6,010	USD	1,710	2

Goldman Sachs	10/22/19	ILS	1,623	USD	460	(1)

Goldman Sachs	11/20/19	USD	5,924	NGN	2,233,442	176

JPMorgan Chase Bank	09/03/19 - 10/03/19	USD	9,727	CZK	225,327	(166)

JPMorgan Chase Bank	10/03/19	USD	4,668	TRY	27,527	10

JPMorgan Chase Bank	09/03/19	USD	10,608	TRY	61,045	(130)

JPMorgan Chase Bank	09/03/19	CZK	17,643	USD	758	9

JPMorgan Chase Bank	09/03/19 - 09/18/19	TRY	43,494	USD	7,665	209

JPMorgan Chase Bank	09/03/19	KRW	4,341,985	USD	3,576	(9)

JPMorgan Chase Bank	09/04/19 - 10/04/19	USD	5,645	ARS	288,428	(974)

JPMorgan Chase Bank	10/03/19	USD	1,352	BRL	5,630	8

JPMorgan Chase Bank	09/04/19 - 09/30/19	USD	11,009	BRL	44,468	(255)

JPMorgan Chase Bank	09/04/19 - 09/26/19	USD	22,952	EUR	20,519	(336)

JPMorgan Chase Bank	09/04/19 - 10/03/19	EUR	44,259	USD	50,362	1,545

JPMorgan Chase Bank	09/04/19 - 09/30/19	BRL	65,270	USD	16,301	524

JPMorgan Chase Bank	10/03/19	BRL	468	USD	112	(1)

JPMorgan Chase Bank	09/04/19	ZAR	15,051	USD	1,020	29

JPMorgan Chase Bank	09/30/19	ZAR	190,081	USD	12,416	(63)

JPMorgan Chase Bank	09/05/19	ARS	17,043	USD	375	88

JPMorgan Chase Bank	09/06/19	PHP	189,663	USD	3,637	(6)

JPMorgan Chase Bank	09/09/19	USD	389	KRW	472,005	1

JPMorgan Chase Bank	09/16/19	USD	1,807	AUD	2,674	(5)

JPMorgan Chase Bank	09/18/19	EUR	949	RON	4,500	2

JPMorgan Chase Bank	09/18/19	USD	3,021	TRY	17,000	(116)

JPMorgan Chase Bank	09/18/19 - 09/23/19	USD	5,960	COP	20,558,573	40

JPMorgan Chase Bank	09/23/19	USD	2,771	COP	9,351,358	(42)

JPMorgan Chase Bank	09/18/19 - 09/30/19	USD	23,223	THB	723,272	445

JPMorgan Chase Bank	09/18/19	RON	38,805	EUR	8,105	(107)

JPMorgan Chase Bank	09/18/19 - 09/23/19	RUB	594,820	USD	8,936	28

JPMorgan Chase Bank	09/18/19	COP	13,918,327	USD	4,313	251

JPMorgan Chase Bank	09/18/19	COP	4,420,900	USD	1,283	(8)

JPMorgan Chase Bank	09/18/19	IDR	43,823,870	USD	3,119	34

JPMorgan Chase Bank	09/18/19 - 09/23/19	IDR	70,329,848	USD	4,921	(27)

JPMorgan Chase Bank	09/23/19	USD	309	IDR	4,413,187	1

JPMorgan Chase Bank	09/23/19	USD	1,591	RUB	106,429	3

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

JPMorgan Chase Bank	09/23/19	USD	3,546	PHP	185,744	$18

JPMorgan Chase Bank	09/23/19	USD	4,068	KRW	4,893,164	(19)

JPMorgan Chase Bank	09/23/19 - 09/25/19	PEN	23,782	USD	7,013	10

JPMorgan Chase Bank	09/23/19	PHP	148,084	USD	2,823	(18)

JPMorgan Chase Bank	09/23/19	THB	152,618	USD	4,944	(51)

JPMorgan Chase Bank	09/23/19	CLP	2,077,933	USD	2,932	43

JPMorgan Chase Bank	09/23/19	COP	10,921,995	USD	3,166	(21)

JPMorgan Chase Bank	09/26/19	JPY	407,773	USD	3,766	(82)

JPMorgan Chase Bank	09/30/19	USD	10,977	RON	46,830	(65)

JPMorgan Chase Bank	09/30/19 - 11/01/19	USD	23,697	MXN	464,447	(764)

JPMorgan Chase Bank	09/30/19	USD	30,458	PLN	120,120	(194)

JPMorgan Chase Bank	09/30/19	PLN	50,306	USD	12,814	140

JPMorgan Chase Bank	09/30/19	PLN	300	USD	76	–

JPMorgan Chase Bank	09/30/19 - 11/01/19	MXN	227,682	USD	11,438	167

JPMorgan Chase Bank	09/30/19	MXN	3,663	USD	181	(1)

JPMorgan Chase Bank	09/30/19	IDR	6,859,452	USD	485	4

JPMorgan Chase Bank	09/30/19	IDR	39,568,700	USD	2,761	(20)

JPMorgan Chase Bank	10/03/19	USD	2,321	ZAR	35,837	31

JPMorgan Chase Bank	10/03/19	USD	5,901	HUF	1,721,208	(163)

JPMorgan Chase Bank	10/03/19 - 11/06/19	TRY	68,101	USD	11,701	198

JPMorgan Chase Bank	10/07/19	EUR	3,114	HUF	1,021,624	(30)

JPMorgan Chase Bank	10/16/19	THB	36,073	USD	1,178	(4)

JPMorgan Chase Bank	10/18/19	CNY	30,237	USD	4,320	–

JPMorgan Chase Bank	11/04/19	USD	2,643	BRL	11,043	19

JPMorgan Chase Bank	10/21/19	USD	8,697	BRL	35,320	(175)

JPMorgan Chase Bank	11/07/19	EUR	12,775	PLN	55,139	(235)

JPMorgan Chase Bank	12/04/19	USD	1,735	RUB	117,349	6

JPMorgan Chase Bank	12/18/19	USD	939	PEN	3,129	(21)

JPMorgan Chase Bank	02/03/20	NGN	984,612	USD	2,553	(94)

Merrill Lynch	09/04/19	BRL	4,598	USD	1,184	71

Merrill Lynch	09/18/19	USD	744	ZAR	10,750	(37)

Merrill Lynch	09/18/19	TRY	1,964	USD	340	5

Merrill Lynch	09/18/19	USD	3,677	PLN	13,820	(197)

Merrill Lynch	09/23/19	USD	1,147	CLP	796,974	(39)

Merrill Lynch	12/19/19	USD	3,477	NGN	1,311,610	84

Standard Bank	09/04/19	USD	3,487	BRL	13,517	(216)

Standard Bank	09/04/19 - 10/03/19	USD	10,134	EUR	9,054	(149)

Standard Bank	09/04/19	BRL	11,496	USD	2,993	211

Standard Bank	09/04/19 - 10/03/19	EUR	13,417	USD	15,139	347

Standard Bank	09/18/19 - 11/06/19	USD	10,678	ZAR	164,326	70

Standard Bank	09/04/19 - 09/18/19	USD	21,276	ZAR	319,845	(243)

Standard Bank	09/04/19 - 09/18/19	ZAR	117,915	USD	8,151	396

Standard Bank	09/09/19	SGD	5,052	USD	3,655	13

Standard Bank	09/11/19	USD	2,007	GHS	11,616	112

Standard Bank	09/18/19	USD	714	THB	21,830	1

Standard Bank	09/18/19	USD	1,024	IDR	14,536,759	(1)

Standard Bank	09/18/19	USD	1,113	CNY	7,660	(40)

Standard Bank	09/18/19	USD	1,489	PHP	77,906	7

Standard Bank	09/18/19	TRY	3,715	USD	637	3

Standard Bank	09/18/19	PEN	8,300	USD	2,522	78

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Standard Bank	09/18/19	USD	8,753	RUB	572,942	$(168)

Standard Bank	09/18/19	USD	8,769	HUF	2,470,263	(543)

Standard Bank	09/18/19	MXN	62,620	USD	3,225	112

Standard Bank	09/18/19	TWD	441,974	USD	14,098	(14)

Standard Bank	09/18/19	KRW	14,129,407	USD	11,766	83

Standard Bank	09/23/19	USD	5,246	CLP	3,675,879	(135)

Standard Bank	10/16/19 - 11/18/19	UGX	29,526,173	USD	7,814	(116)

Standard Bank	11/20/19	NGN	1,489,445	USD	3,784	(284)

Standard Bank	12/18/19	INR	294,377	USD	4,045	(7)

Standard Chartered	09/03/19	USD	3	KRW	3,269	–

Standard Chartered	09/03/19	KRW	3,470	USD	3	–

Standard Chartered	09/09/19	KRW	4,447,246	USD	3,664	(10)

Standard Chartered	12/04/19	USD	1,713	RUB	115,830	5

Standard Chartered	09/04/19 - 12/04/19	USD	8,475	RUB	566,887	(57)

Standard Chartered	09/04/19 - 10/17/19	USD	34,164	BRL	131,884	(2,320)

Standard Chartered	09/04/19	RUB	646,525	USD	9,759	53

Standard Chartered	09/09/19	USD	161	PHP	8,256	(3)

Standard Chartered	09/10/19 - 11/27/19	MYR	53,451	USD	12,709	31

Standard Chartered	09/18/19	USD	1,007	COP	3,400,000	(14)

Standard Chartered	09/30/19	USD	2,422	IDR	34,669,223	16

Standard Chartered	09/18/19 - 09/30/19	USD	2,176	IDR	30,775,487	(10)

Standard Chartered	09/18/19 - 12/09/19	TRY	9,839	USD	1,721	62

Standard Chartered	09/23/19	TWD	117,489	USD	3,758	3

Standard Chartered	10/17/19 - 11/04/19	BRL	20,617	USD	5,127	155

State Street	09/04/19 - 10/03/19	USD	10,548	EUR	9,463	(125)

State Street	09/18/19	RON	1,524	EUR	320	(3)

State Street	09/18/19	USD	3,384	COP	11,693,680	30

State Street	10/03/19	EUR	23,520	USD	26,839	882

State Street	11/01/19	MXN	156,418	USD	7,941	223

						$(3,170)

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2019 is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)

7.45%	1-DAY BRL - CETIP	Annually	01/02/2020	BRL	92,681	$(144)	$–	$(144)

28-DAY MXN - TIIE	6.75	Monthly	08/26/2024	MXN	83,333	12	–	12

28-DAY MXN - TIIE	7.755%	Monthly	02/24/2025	MXN	30,000	71	–	71

28-DAY MXN - TIIE	7.72%	Monthly	12/03/2026	MXN	16,200	44	–	44

28-DAY MXN - TIIE	8.155%	Monthly	12/28/2026	MXN	21,000	85	–	85

28-DAY MXN - TIIE	7.51%	Monthly	04/20/2027	MXN	11,913	26	–	26

1-DAY BRL - CETIP	12.34%	Annually	01/02/2028	BRL	7,521	312	–	312

2.379%	6-MONTH HUF - BUBOR	Semi-Annually	06/07/2028	HUF	405,700	95	–	95

2.439%	6-MONTH HUF - BUBOR	Semi-Annually	06/08/2028	HUF	319,300	(127)	–	(127)

2.969% FIXED	6-MONTH HUF - BUBOR	Semi-Annually	02/08/2029	HUF	600,000	(133)	–	(133)

5.81%	1-DAY-IBRCOL	Quarterly	04/03/2029	COP	7,450,804	(107)	–	(107)

2.265%	6-MONTH HUF - BUBOR	Semi-Annually	04/24/2029	HUF	150,000	(52)	–	(52)

5.915%	1-DAY COOIS + 0 BPS IBRCOL	Quarterly	05/15/2029	COP	6,500,000	(106)	–	(106)

5.37%	1-DAY COP IBRCOL	Quarterly	06/21/2029	COP	3,800,000	(15)	–	(15)

3M JIBAR (ZAR)	8.49%	Quarterly	07/18/2029	ZAR	190,000	(8)	–	(8)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)

3M JIBAR (ZAR)	8.775%	Quarterly	07/30/2029	ZAR	34,606	$(19)	$–	$(19)

1.675%	6-MONTH CZK PRIBOR	Semi-Annually	07/17/2024	CZK	28,223	(23)	–	(23)

6-MONTH PLN - WIBOR	.6150%	Annually	08/16/2029	PLN	17,000	44	–	44

7 DAY CNRR007 (CNY)	2.7475%	Quarterly	07/05/2024	CNY	27,500	(16)	–	(16)

1.64%	6-MONTH CZK PRIBOR	Semi-Annually	06/21/2024	CZK	30,000	(21)	–	(21)

1-DAY BRL - CETIP	7.06%	Annually	01/04/2021	BRL	18,171	80	–	80

7.8875%	1-DAY BRL - CETIP	Annually	01/04/2021	BRL	16,834	113	–	113

8.145%	28-DAY MXN - TIIE	Monthly	01/28/2021	MXN	197,867	(108)	–	(108)

8.09%	28-DAY MXN - TIIE	Monthly	01/28/2021	MXN	193,370	(101)	–	(101)

1-DAY BRL - CETIP	5.89%	Annually	01/03/2022	BRL	36,997	(33)	–	(33)

1-DAY BRL - CETIP	6.24%	Annually	01/03/2022	BRL	19,840	16	–	16

1-DAY BRL - CETIP	6.2325%	Annually	01/03/2022	BRL	11,779	9	–	9

28-DAY MXN - TIIE	7.705%	Monthly	01/21/2022	MXN	6,000	5	–	5

28-DAY MXN - TIIE	6.745%	Monthly	06/23/2022	MXN	49,636	(6)	–	(6)

28-DAY MXN - TIIE	6.71%	Monthly	07/07/2022	MXN	45,683	(8)	–	(8)

1-DAY BRL - CETIP	9.255%	Annually	01/02/2023	BRL	2,474	41	–	41

1-DAY BRL - CETIP	11.475%	Annually	01/02/2023	BRL	7,562	218	–	218

1-DAY BRL - CETIP	.475%	Annually	01/02/2023	BRL	21,609	(2)	–	(2)

1.9865%	6-MONTH PLN - WIBOR	Semi-Annually	03/25/2024	PLN	31,000	(154)	–	(154)

1.7%	6M PRAGUE INTERBANK OFFERRATE	Semi-Annually	06/18/2024	CZK

	(PRIBOR)				195,000	(163)	–	(163)

7 DAY CNRR007 (CNY)	2.863%	Quarterly	07/03/2024	CNY	28,000	3	–	3

6.94%	28-DAY MXN - TIIE	Monthly	08/20/2029	MXN	49,242	(16)	–	(16)

						$(188)	$–	$(188)

A list of open OTC swap agreements held by the Fund at August 31, 2019, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)

JPMorgan Chase	0.845%	6-MONTH HUF -BUBOR	Semi-Annually	10/10/2019	HUF	4,000,000	$(94)	$–	$(94)

Goldman Sachs	1-DAY BRL - CETIP	9.73%	Annually	01/02/2020	BRL	6,161	123	–	123

JPMorgan Chase	1-DAY BRL - CETIP	9.605%	Annually	01/02/2020	BRL	5,083	96	–	96

JPMorgan Chase	1-DAY BRL - CETIP	9.065%	Annually	01/02/2020	BRL	11,157	171	–	171

JPMorgan Chase	1-DAY BRL - CETIP	11.46%	Annually	01/02/2020	BRL	6,073	200	–	200

JPMorgan Chase	0.6925%	6-MONTH HUF -BUBOR	Semi-Annually	04/20/2020	HUF	2,100,000	(28)	–	(28)

Goldman Sachs	1-DAY BRL - CETIP	12.725%	Annually	01/04/2021	BRL	13,491	1,016	–	1,016

JPMorgan Chase	1-DAY BRL - CETIP	10.23%	Annually	01/04/2021	BRL	250	9	–	9

JPMorgan Chase	1-DAY BRL - CETIP	10.04%	Annually	01/04/2021	BRL	9,579	332	–	332

JPMorgan Chase	1-DAY BRL - CETIP	9.61%	Annually	01/04/2021	BRL	6,884	209	–	209

JPMorgan Chase	1-DAY BRL - CETIP	9.275%	Annually	01/04/2021	BRL	7,587	204	–	204

JPMorgan Chase	1-DAY BRL - CETIP	8.87%	Annually	01/04/2021	BRL	11,980	279	–	279

JPMorgan Chase	1-DAY BRL - CETIP	8.655%	Annually	01/04/2021	BRL	4,925	104	–	104

Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	3-MONTH MOSCOW PRIME OFFERED RATE - RUB	9.005%	Annually	02/21/2021	RUB	1,677,896	$370	$–	$370

Goldman Sachs	28-DAY MXN - TIIE	5.370%	Monthly	03/17/2021	MXN	62,000	(146)	–	(146)

Goldman Sachs	3-MONTH MOSCOW PRIME OFFERED RATE - RUB	7.515%	Annually	06/10/2021	RUB	1,405,247	(40)	–	(40)

JPMorgan Chase	1.3775%	6-MONTH HUF - BUBOR	Semi-Annually	06/17/2021	HUF	875,267	(60)	–	(60)

Goldman Sachs	6-MONTH PLN - WIBOR	2.208%	Annually	11/16/2021	PLN	10,048	63	–	63

Citigroup	6-MONTH PLN - WIBOR	2.431%	Annually	12/14/2021	PLN	15,500	123	–	123

Goldman Sachs	1.265%	6-MONTH HUF - BUBOR	Semi-Annually	01/10/2022	HUF	2,251,935	(212)	–	(212)

Goldman Sachs	3-MONTH MOSCOW PRIME OFFERED RATE - RUB	8.11%	Quarterly	03/23/2022	RUB	1,057,550	198	–	198

JPMorgan Chase	1.30%	6-MONTH HUF - BUBOR	Semi-Annually	04/06/2022	HUF	400,000	(35)	–	(35)

JPMorgan Chase	1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	3.43%	Semi-Annually	05/10/2022	CLP	933,434	53	–	53

Goldman Sachs	6-MONTH HUF - BUBOR	0.8385%	Annually	09/21/2022	HUF	2,000,000	116	–	116

Goldman Sachs	1-DAY BRL - CETIP	11.985%	Annually	01/02/2023	BRL	3,000	285	–	285

Goldman Sachs	1-YEAR BRL-CDI	10.89%	Quarterly	01/03/2023	BRL	6,139	403	–	403

Citibank	7 DAY CNRR007 (CNY)	2.7614%	Quarterly	07/05/2024	CNY	138,844	(49)	–	(49)

Goldman Sachs	7 DAY CNRR007 (CNY)	2.77%	Quarterly	07/05/2024	CNY	35,850	(11)	–	(11)

Goldman Sachs	28-DAY MXN - TIIE	6.355%	Monthly	05/21/2025	MXN	29,801	(48)	–	(48)

Goldman Sachs	28-DAY MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	21,174	(46)	–	(46)

Goldman Sachs	28-DAY MXN - TIIE	6.165%	Monthly	03/05/2026	MXN	63,199	(152)	–	(152)

JPMorgan Chase	28-DAY MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	47,000	(120)	–	(120)

Goldman Sachs	28-DAY MXN - TIIE	6.381%	Monthly	09/16/2026	MXN	35,000	(65)	–	(65)

Goldman Sachs	28-DAY MXN - TIIE	5.90%	Monthly	09/12/2022	MXN	99,662	(206)	–	(206)

							$3,042	$–	$3,042

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse	Ecuador Republic of Government	Sell	5.00%	Quarterly	12/20/2019	$(3,400)	$31	$(18)	$49
JPMorgan Chase	Argentina Republic of Government	Sell	5.00%	Quarterly	06/20/2023	(2,769)	(1,647)	174	(1,821)

							$(1,616)	$156	$(1,772)

Cross-Currency Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payment (Thousands)	Net Unrealized Depreciation (Thousands)
Goldman Sachs	18.23%	3-MONTH HUF - LIBOR	Quarterly	12/09/2024	TRY	2,983	$(402)	$–	$(402)

							$(402)	$–	$(402)

Percentages are based on Net Assets of $2,259,040 ($ Thousands).

*	Non-income producing security.

(1)	In U.S. Dollars unless otherwise indicated.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2019, the value of these securities amounted to $360,622 ($ Thousands), representing 16.0% of the Net Assets of the Fund.

(B)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(E)	Level 3 security in accordance with fair value hierarchy.

(F)	Security is in default on interest payment.

(G)	Refer to table below for details on Options Contracts.

ARS — Argentine Peso

AUD — Australian Dollar

BADLAR — Buenos Aires Deposits of Large Amount Rate

BRL — Brazilian Real

BUBOR — Budapest Interbank Offered Rate

CDI — Average One-Day Interbank Deposit

CETIP — Central of Custody and Financial Settlement of Securities

CJSC — Closed Joint Stock Company

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CZK — Czech Koruna

DOP — Dominican Peso

EGP — Egyptian Pound

EUR — Euro

GHS — Ghanaian Cedi

HKD — Hong Kong Dollar

HUF — Hungarian Forint

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

ILS — Israeli New Sheckels

INR — Indian Rupee

JIBAR — Johannesburg Interbank Average Rate

JPY — Japanese Yen

JSC — Joint-Stock Company

KRW — Korean Won

KZT — Kazakhstani Tenge

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

OTC — Over the Counter

PEN — Peruvian Nuevo Sol

PHP — Philippine Peso

PLC — Public Limited Company

PLN — Polish Zloty

PRIBOR — Prague Interbank Offered Rate

RON — Romanian Leu

RSD — Serbian Dinar

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

THB — Thai Bhat

TIIE — Interbank Equilibrium Interest Rate

TRY — Turkish Lira

TWD — Taiwan Dollar

UAH — Ukrainian Hryvnia

UGX — Ugandan Shilling

USD — U.S. Dollar

UYU — Uruguayan Peso

WIBOR — Warsaw Interbank Offered Rate

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of August 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3†	Total
Global Bonds	$–	$2,153,978	$397	$2,154,375

Total Investments in Securities	$–	$2,153,978	$397	$2,154,375

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$376	$–	$–	$376
Futures Contracts*
Unrealized Depreciation	(3,108)	–	–	(3,108)
Forwards Contracts*
Unrealized Appreciation	–	15,675	–	15,675
Unrealized Depreciation	–	(18,845)	–	(18,845)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	1,174	–	1,174
Unrealized Depreciation	–	(1,362)	–	(1,362)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	4,354	–	4,354
Unrealized Depreciation	–	(1,312)	–	(1,312)
Credit Default Swaps*
Unrealized Appreciation	–	49	–	49
Unrealized Depreciation	–	(1,821)	–	(1,821)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Cross-Currency Swaps*
Unrealized Depreciation	$–	$(402)	$–	$(402)

Total Other Financial Instruments	$(2,732)	$(2,490)	$–	$(5,222)

†A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of August 31, 2019, the Fund is the seller (“providing protection”) on a total notional amount of $6.2 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

MULTI-ASSET REAL RETURN FUND
WRITTEN CREDIT DERIVATIVE CONTRACTS		SINGLE NAME CDS	CDS ON AN INDEX

	CORP	SOVERIGN	ABS	CORP
REFERENCE ASSET	US$	US$	US$	US$	Total

Fair value of written credit derivatives	$—	$(1,647,257)	$31,464	$—	$(1,615,793)
Maximum potential amount of future payments	—	2,768,900	3,400,000	—	6,168,900
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)1	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

MULTI-ASSET REAL RETURN FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total

Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$—	$—	$—
101-200	—	—	—	—	—	—
201-300	—	—	—	—	—	—
301-400	—	—	—	—	—	—
> than 400	3,400,000	—	2,768,900	—	—	6,168,900

Total	$3,400,000	$—	$2,768,900	$—	$—	$6,168,900

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.6%
U.S. Treasury Inflation-Protected Securities
1.125%, 01/15/2021	$19,997	$20,089
0.625%, 07/15/2021	21,235	21,360
0.625%, 04/15/2023	24,250	24,625
0.625%, 01/15/2024	24,043	24,635
0.500%, 04/15/2024	17,328	17,689
0.375%, 07/15/2023	24,111	24,423
0.125%, 04/15/2021	25,418	25,166
0.125%, 01/15/2022	23,452	23,302
0.125%, 04/15/2022	24,764	24,602
0.125%, 07/15/2022	24,193	24,167
0.125%, 01/15/2023	24,306	24,256
0.125%, 07/15/2024	23,902	24,097

Total U.S. Treasury Obligations (Cost $275,661) ($ Thousands)		278,411

Total Investments in Securities — 99.6% (Cost $275,661) ($ Thousands)		$278,411

Percentages are based on Net Assets of $279,649 ($ Thousands).

As of August 31, 2019, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Limited Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 33.0%

Communication Services — 0.9%
CBS
4.300%, 02/15/2021	$2,470	$2,525
Comcast
3.450%, 10/01/2021	1,000	1,030
Discovery Communications LLC
4.375%, 06/15/2021	3,310	3,432
Interpublic Group of Companies
3.500%, 10/01/2020	4,840	4,907
Sprint Spectrum LLC
3.360%, 09/20/2021 (A)	1,448	1,454
		13,348

Consumer Discretionary — 1.1%
Alimentation Couche-Tard
2.350%, 12/13/2019 (A)	1,000	1,000
BMW US Capital LLC
2.683%, VAR ICE LIBOR USD 3 Month+0.380%, 04/06/2020 (A)	1,600	1,602
Daimler Finance North America LLC
3.058%, VAR ICE LIBOR USD 3 Month+0.900%, 02/15/2022 (A)	2,190	2,199
Dollar Tree
3.003%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/2020	1,200	1,200
Ford Motor Credit LLC
5.875%, 08/02/2021	130	137
5.750%, 02/01/2021	1,000	1,038
5.596%, 01/07/2022	1,450	1,533
3.367%, VAR ICE LIBOR USD 3 Month+1.080%, 08/03/2022	400	394
3.220%, VAR ICE LIBOR USD 3 Month+0.880%, 10/12/2021	500	495
2.681%, 01/09/2020	750	750
General Motors Financial
4.200%, 03/01/2021	1,000	1,024
3.233%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	4,120	4,131
3.150%, 01/15/2020	750	751
		16,254

Consumer Staples — 1.7%
Anheuser-Busch InBev Worldwide
6.875%, 11/15/2019	1,000	1,006
BAT Capital
2.764%, 08/15/2022	1,509	1,528
2.297%, 08/14/2020	9,960	9,961
Bayer US Finance II LLC
3.500%, 06/25/2021 (A)	1,500	1,532
Bayer US Finance LLC
2.375%, 10/08/2019 (A)	850	850

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Campbell Soup
3.300%, 03/15/2021	$625	$634
3.040%, VAR ICE LIBOR USD 3 Month+0.630%, 03/15/2021	500	499
Conagra Brands
2.811%, VAR ICE LIBOR USD 3 Month+0.500%, 10/09/2020	1,100	1,100
Constellation Brands
2.858%, VAR ICE LIBOR USD 3 Month+0.700%, 11/15/2021	665	665
2.000%, 11/07/2019	1,000	999
Danone
1.691%, 10/30/2019 (A)	1,000	999
Kraft Heinz Foods
5.375%, 02/10/2020	1,100	1,113
Mondelez International Holdings Netherlands
1.625%, 10/28/2019 (A)	1,200	1,199
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/2019	1,000	1,000
Smithfield Foods
2.700%, 01/31/2020 (A)	1,000	998
Walgreens Boots Alliance
2.700%, 11/18/2019	900	900
		24,983

Energy — 1.7%
Energy Transfer Partners
5.875%, 03/01/2022	250	268
5.750%, 09/01/2020	1,468	1,503
Kinder Morgan
5.000%, 02/15/2021 (A)	5,000	5,176
Occidental Petroleum
2.700%, 08/15/2022	7,250	7,317
Petroleos Mexicanos
5.350%, 02/12/2028	1,200	1,136
Saudi Arabian Oil MTN
2.875%, 04/16/2024 (A)	9,270	9,512
		24,912

Financials — 18.7%
Athene Global Funding
2.750%, 04/20/2020 (A)	7,535	7,560
Bank of America
3.335%, VAR ICE LIBOR USD 3 Month+0.650%, 01/25/2023	1,000	1,031
2.738%, VAR ICE LIBOR USD 3 Month+0.370%, 01/23/2022	1,455	1,466
Bank of America MTN
2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/2021	2,515	2,519
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/2021	11,335	11,354
Bank of Montreal
1.750%, 06/15/2021 (A)	14,800	14,794
Bank of New York Mellon MTN
2.300%, 09/11/2019	1,500	1,500

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of Nova Scotia
1.875%, 04/26/2021	$13,050	$13,056
1.850%, 04/14/2020	7,000	6,992
Canadian Imperial Bank of Commerce
2.100%, 10/05/2020	7,360	7,373
Capital One Financial
3.450%, 04/30/2021	8,155	8,327
2.500%, 05/12/2020	4,630	4,638
Citibank
3.400%, 07/23/2021	250	256
3.050%, 05/01/2020	1,610	1,619
2.829%, VAR ICE LIBOR USD 3 Month+0.570%, 07/23/2021	850	853
Citigroup
2.900%, 12/08/2021	9,200	9,360
2.700%, 03/30/2021	2,845	2,874
2.650%, 10/26/2020	5,394	5,426
Citizens Bank
2.895%, VAR ICE LIBOR USD 3 Month+0.720%, 02/14/2022	4,310	4,314
2.250%, 10/30/2020	6,550	6,559
Fifth Third Bank
2.200%, 10/30/2020	3,020	3,027
General Electric MTN
2.667%, VAR ICE LIBOR USD 3 Month+0.380%, 05/05/2026	350	309
Goldman Sachs Bank USA NY
3.200%, 06/05/2020	3,530	3,561
Goldman Sachs Group
5.250%, 07/27/2021	6,905	7,296
2.550%, 10/23/2019	3,500	3,501
Goldman Sachs Group MTN
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	500	508
HSBC Bank PLC
4.125%, 08/12/2020 (A)	2,418	2,464
JPMorgan Chase
2.550%, 03/01/2021	4,036	4,068
JPMorgan Chase Bank
3.086%, VAR ICE LIBOR USD 3 Month+0.350%, 04/26/2021	735	739
2.607%, VAR ICE LIBOR USD 3 Month+0.340%, 04/26/2021	5,030	5,031
2.604%, VAR ICE LIBOR USD 3 Month+0.280%, 02/01/2021	2,085	2,089
KeyBank
2.913%, VAR ICE LIBOR USD 3 Month+0.660%, 02/01/2022	12,340	12,397
Lloyds Bank
6.375%, 01/21/2021	1,250	1,321
3.300%, 05/07/2021	1,025	1,042
Manufacturers & Traders Trust
2.050%, 08/17/2020	9,590	9,592
Morgan Stanley
5.750%, 01/25/2021	6,943	7,286

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Morgan Stanley MTN
5.625%, 09/23/2019	$1,000	$1,002
2.731%, VAR ICE LIBOR USD 3 Month+0.550%, 02/10/2021	2,000	2,001
2.625%, 11/17/2021	7,180	7,255
MUFG Union Bank
3.072%, VAR ICE LIBOR USD 3 Month+0.600%, 03/07/2022	6,450	6,445
Nationwide Building Society MTN
3.622%, VAR ICE LIBOR USD 3 Month+1.181%, 04/26/2023 (A)	685	700
New York Life Global Funding
2.559%, VAR ICE LIBOR USD 3 Month+0.320%, 08/06/2021 (A)	500	501
2.536%, VAR ICE LIBOR USD 3 Month+0.280%, 01/28/2021 (A)	3,570	3,575
2.479%, VAR ICE LIBOR USD 3 Month+0.160%, 10/01/2020 (A)	3,550	3,552
1.950%, 09/28/2020 (A)	6,300	6,301
New York Life Global Funding MTN
2.000%, 04/13/2021 (A)	1,000	1,001
PNC Bank MTN
2.300%, 06/01/2020	3,465	3,471
Principal Life Global Funding II
2.625%, 11/19/2020 (A)	7,170	7,212
Royal Bank of Canada
2.100%, 10/14/2020	5,000	5,009
1.875%, 02/05/2020	7,280	7,273
Royal Bank of Canada MTN
2.656%, VAR ICE LIBOR USD 3 Month+0.390%, 04/30/2021	3,550	3,561
Santander UK
3.400%, 06/01/2021	585	597
2.350%, 09/10/2019	1,500	1,500
SunTrust Bank
3.525%, VAR ICE LIBOR USD 3 Month+0.500%, 10/26/2021	4,500	4,568
2.900%, 03/03/2021	4,995	5,051
2.714%, VAR ICE LIBOR USD 3 Month+0.590%, 05/17/2022	2,710	2,717
UBS MTN
2.200%, 06/08/2020 (A)	8,015	8,019
US Bank
3.050%, 07/24/2020	2,160	2,179
WEA Finance LLC
2.700%, 09/17/2019 (A)	1,145	1,145
Wells Fargo MTN
2.625%, 07/22/2022	225	229
2.150%, 01/30/2020	2,000	2,000
Wells Fargo Bank
3.625%, 10/22/2021	1,000	1,032
3.325%, VAR ICE LIBOR USD 3 Month+0.490%, 07/23/2021	615	621
2.400%, 01/15/2020	5,040	5,045
		269,664

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Health Care — 2.9%
AbbVie
3.750%, 11/14/2023	$550	$580
2.500%, 05/14/2020	7,860	7,873
Allergan Sales LLC
5.000%, 12/15/2021 (A)	500	526
Becton Dickinson
2.675%, 12/15/2019	1,000	1,001
Bristol-Myers Squibb
2.550%, 05/14/2021 (A)	6,760	6,841
Cigna
3.200%, 09/17/2020	11,910	12,019
Cigna Holding
4.500%, 03/15/2021	850	874
CVS Health
3.173%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	8,875	8,913
Humana
2.500%, 12/15/2020	855	857
Sutter Health
2.286%, 08/15/2053	1,000	1,015
Zimmer Biomet Holdings
2.700%, 04/01/2020	750	752
		41,251

Industrials — 1.3%
Air Lease
3.500%, 01/15/2022	690	709
2.125%, 01/15/2020	825	825
BAE Systems Holdings
2.850%, 12/15/2020 (A)	500	503
Caterpillar Financial Services MTN
2.514%, VAR ICE LIBOR USD 3 Month+0.390%, 05/17/2021	6,000	6,010
GE Capital International Funding Unlimited
2.342%, 11/15/2020	2,625	2,607
General Electric MTN
5.550%, 05/04/2020	1,815	1,843
2.200%, 01/09/2020	1,000	998
IHS Markit
5.000%, 11/01/2022 (A)	1,500	1,601
Ingersoll-Rand
9.000%, 08/15/2021	750	830
Park Aerospace Holdings
5.250%, 08/15/2022 (A)	205	216
4.500%, 03/15/2023 (A)	460	476
3.625%, 03/15/2021 (A)	250	252
Siemens Financieringsmaatschappij
1.300%, 09/13/2019 (A)	1,000	1,000
United Technologies
2.818%, VAR ICE LIBOR USD 3 Month+0.650%, 08/16/2021	1,300	1,300
		19,170

Information Technology — 1.1%
Analog Devices
2.850%, 03/12/2020	625	627
Broadcom
3.125%, 04/15/2021 (A)	9,960	10,063
2.375%, 01/15/2020	1,250	1,249
Dell International LLC
4.420%, 06/15/2021 (A)	3,900	4,022
		15,961

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Materials — 0.1%
Georgia-Pacific LLC
2.539%, 11/15/2019 (A)	$1,250	$1,250

Real Estate — 1.5%
American Campus Communities Operating Partnership
3.350%, 10/01/2020	1,500	1,519
Boston Properties
4.125%, 05/15/2021	1,000	1,031
Camden Property Trust
2.950%, 12/15/2022	1,490	1,528
Digital Realty Trust
3.950%, 07/01/2022	500	524
3.625%, 10/01/2022	460	478
Duke Realty
3.875%, 02/15/2021	700	716
Essex Portfolio
5.200%, 03/15/2021	1,000	1,038
GLP Capital
5.375%, 11/01/2023	2,138	2,316
4.875%, 11/01/2020	1,408	1,436
HCP
3.150%, 08/01/2022	585	601
Healthcare Realty Trust
3.750%, 04/15/2023	750	779
Highwoods Realty
3.200%, 06/15/2021	1,166	1,181
Host Hotels & Resorts
6.000%, 10/01/2021	650	691
Kimco Realty
3.400%, 11/01/2022	1,350	1,398
Liberty Property
4.125%, 06/15/2022	200	209
National Retail Properties
3.800%, 10/15/2022	708	738
Realty Income
3.250%, 10/15/2022	1,000	1,037
Reckson Operating Partnership
7.750%, 03/15/2020	1,000	1,027
UDR MTN
4.625%, 01/10/2022	1,400	1,469
VEREIT Operating Partnership
4.125%, 06/01/2021	500	514
Welltower
3.750%, 03/15/2023	500	526
		20,756

Sovereign — 1.3%
Inter-American Development Bank MTN
1.750%, 09/14/2022	18,650	18,789

Utilities — 0.7%
DTE Energy
2.400%, 12/01/2019	1,000	1,000
Duke Energy Florida LLC
2.100%, 12/15/2019	375	375
LG&E & KU Energy LLC
3.750%, 11/15/2020	1,000	1,015
NextEra Energy Capital Holdings
2.900%, 04/01/2022	7,390	7,549
Oncor Electric Delivery LLC
5.750%, 09/30/2020	500	517

		10,456

Total Corporate Obligations (Cost $471,803) ($ Thousands)		476,794

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 23.0%

Agency Mortgage-Backed Obligations — 12.5%
FHLMC
4.500%, 09/01/2026	$950	$988
FHLMC ARM
2.259%, VAR ICE LIBOR USD 12 Month+1.630%, 03/01/2037	77	80
FHLMC CMO, Ser 2004-2761, Cl FT
2.545%, VAR LIBOR USD 1 Month+0.350%, 12/15/2033	453	454
FHLMC CMO, Ser 2005-2922, Cl FE
2.445%, VAR LIBOR USD 1 Month+0.250%, 02/15/2035	1,078	1,075
FHLMC CMO, Ser 2005-2990, Cl LK
2.565%, VAR LIBOR USD 1 Month+0.370%, 10/15/2034	1,466	1,468
FHLMC CMO, Ser 2005-3066, Cl PF
2.495%, VAR LIBOR USD 1 Month+0.300%, 04/15/2035	997	998
FHLMC CMO, Ser 2006-3102, Cl FB
2.495%, VAR LIBOR USD 1 Month+0.300%, 01/15/2036	914	914
FHLMC CMO, Ser 2006-3136, Cl KF
2.495%, VAR LIBOR USD 1 Month+0.300%, 04/15/2036	820	820
FHLMC CMO, Ser 2008-3419, Cl FA
2.765%, VAR LIBOR USD 1 Month+0.570%, 08/15/2037	304	305
FHLMC CMO, Ser 2009-3616, Cl FG
2.845%, VAR LIBOR USD 1 Month+0.650%, 03/15/2032	673	680
FHLMC CMO, Ser 2010-3738, Cl BP
4.000%, 12/15/2038	2,597	2,644
FHLMC CMO, Ser 2010-3747, Cl PA
4.000%, 04/15/2038	107	108
FHLMC CMO, Ser 2010-3762, Cl FP
2.645%, VAR LIBOR USD 1 Month+0.450%, 03/15/2040	197	198
FHLMC CMO, Ser 2011-3817, Cl MA
4.500%, 10/15/2037	1,302	1,327
FHLMC CMO, Ser 2011-3820, Cl GJ
3.500%, 12/15/2039	356	365

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2011-3867, Cl FN
2.545%, VAR LIBOR USD 1 Month+0.350%, 04/15/2040	$289	$289
FHLMC CMO, Ser 2011-3895, Cl FM
2.545%, VAR LIBOR USD 1 Month+0.350%, 12/15/2040	1,210	1,212
FHLMC CMO, Ser 2011-3896, Cl PA
4.000%, 03/15/2040	399	415
FHLMC CMO, Ser 2011-3940, Cl PF
2.545%, VAR LIBOR USD 1 Month+0.350%, 05/15/2040	1,688	1,690
FHLMC CMO, Ser 2011-3946, Cl FG
2.545%, VAR LIBOR USD 1 Month+0.350%, 10/15/2039	226	226
FHLMC CMO, Ser 2011-3960, Cl JF
2.645%, VAR LIBOR USD 1 Month+0.450%, 04/15/2041	668	671
FHLMC CMO, Ser 2012-4046, Cl PA
2.500%, 05/15/2027	850	864
FHLMC CMO, Ser 2012-4048, Cl GF
2.545%, VAR LIBOR USD 1 Month+0.350%, 10/15/2040	502	502
FHLMC CMO, Ser 2012-4094, Cl BF
2.595%, VAR LIBOR USD 1 Month+0.400%, 08/15/2032	1,041	1,047
FHLMC CMO, Ser 2012-4095, Cl FB
2.595%, VAR LIBOR USD 1 Month+0.400%, 04/15/2039	419	421
FHLMC CMO, Ser 2012-4102, Cl LF
2.445%, VAR LIBOR USD 1 Month+0.250%, 01/15/2040	347	347
FHLMC CMO, Ser 2012-4145, Cl UC
1.500%, 12/15/2027	5,296	5,245
FHLMC CMO, Ser 2013-4247, Cl AK
4.500%, 12/15/2042	398	417
FHLMC CMO, Ser 2013-4253, Cl PA
3.500%, 08/15/2041	1,077	1,095
FHLMC CMO, Ser 2013-4262, Cl AB
2.500%, 01/15/2031	1,550	1,558
FHLMC CMO, Ser 2014-4379, Cl CD
2.500%, 04/15/2033	785	798
FHLMC CMO, Ser 2014-4387, Cl JA
3.000%, 06/15/2040	2,284	2,307
FHLMC Multifamily Structured Pass-Through Certificates, Ser K018, Cl A2
2.789%, 01/25/2022	1,085	1,103

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K026, Cl A2
2.510%, 11/25/2022	$4,708	$4,805
FHLMC Multifamily Structured Pass-Through Certificates, Ser K715, Cl A2
2.856%, 01/25/2021	5,043	5,079
FHLMC Multifamily Structured Pass-Through Certificates, Ser K722, Cl A1
2.183%, 05/25/2022	8,014	8,075
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF22, Cl A
2.898%, VAR ICE LIBOR USD 1 Month+0.500%, 07/25/2023	1,904	1,902
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ13, Cl A2
2.864%, 08/25/2022	1,640	1,672
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ24, Cl A1
2.283%, 05/25/2026	2,592	2,645
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q010, Cl APT1
2.934%, 04/25/2046 (B)	2,145	2,169
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2012-K020, Cl A2
2.373%, 05/25/2022	900	911
FHLMC Multifamily Structured Pass-Through Certificates, Ser J22F, Cl A1
3.454%, 05/25/2023	1,677	1,728
FHLMC Multifamily Structured Pass-Through Certificates, Ser K027, Cl A2
2.637%, 01/25/2023	6,020	6,174
FHLMC Multifamily Structured Pass-Through Certificates, Ser K049, Cl A1
2.475%, 03/25/2025	2,214	2,255
FHLMC Multifamily Structured Pass-Through Certificates, Ser K504, Cl A2
2.566%, 09/25/2020 (B)	2,082	2,082
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF17, Cl A
2.774%, VAR ICE LIBOR USD 1 Month+0.550%, 03/25/2023	3,270	3,270
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF19, Cl A
2.674%, VAR ICE LIBOR USD 1 Month+0.450%, 06/25/2023	1,689	1,689

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ03, Cl A1
1.669%, 01/25/2021	$1,811	$1,801
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ08, Cl A2
2.356%, 08/25/2022	2,140	2,162
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ14, Cl A1
2.197%, 11/25/2023	1,585	1,609
FHLMC Multifamily Structured Pass-Through Certificates, Ser KP02, Cl A2
2.355%, 04/25/2021 (B)	663	662
FHLMC Multifamily Structured Pass-Through Certificates, Ser KS05, Cl A
2.724%, VAR ICE LIBOR USD 1 Month+0.500%, 01/25/2023	2,496	2,496
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q004, Cl AFL
3.222%, VAR 12 Month Treas Avg+0.740%, 05/25/2044	1,399	1,401
FNMA
6.000%, 02/01/2023	869	902
4.500%, 05/01/2024	523	547
4.381%, 06/01/2021	790	817
4.380%, 04/01/2021	223	229
4.360%, 01/01/2020	2,661	2,656
4.330%, 04/01/2021	721	741
4.160%, 07/01/2021	2,695	2,797
3.850%, 01/01/2021	1,908	1,941
3.771%, 12/01/2020	2,269	2,313
3.430%, 10/01/2023	1,367	1,454
3.020%, 02/01/2022	1,074	1,097
3.000%, 10/01/2027	687	705
2.990%, 03/01/2022	1,367	1,397
2.500%, 08/01/2031	10,364	10,525
2.010%, 06/01/2020	1,220	1,217
1.870%, 07/01/2021	1,706	1,709
1.740%, 11/01/2019	2,400	2,396
1.640%, 07/01/2021	2,404	2,394
FNMA CMO, Ser 2004-100, Cl FA
2.345%, VAR LIBOR USD 1 Month+0.200%, 01/25/2035	2,051	2,038
FNMA CMO, Ser 2004-94, Cl HF
2.445%, VAR LIBOR USD 1 Month+0.300%, 10/25/2034	335	335
FNMA CMO, Ser 2005-45, Cl PF
2.395%, VAR LIBOR USD 1 Month+0.250%, 10/25/2034	1,433	1,435
FNMA CMO, Ser 2005-83, Cl FP
2.475%, VAR LIBOR USD 1 Month+0.330%, 10/25/2035	1,206	1,204
FNMA CMO, Ser 2006-31, Cl FP
2.445%, VAR LIBOR USD 1 Month+0.300%, 05/25/2036	235	234
FNMA CMO, Ser 2006-56, Cl FE
2.575%, VAR LIBOR USD 1 Month+0.430%, 07/25/2036	1,032	1,035

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2007-98, Cl FD
2.595%, VAR LIBOR USD 1 Month+0.450%, 06/25/2037	$498	$499
FNMA CMO, Ser 2008-24, Cl PF
2.795%, VAR LIBOR USD 1 Month+0.650%, 02/25/2038	363	365
FNMA CMO, Ser 2010-35, Cl EF
2.695%, VAR LIBOR USD 1 Month+0.550%, 04/25/2040	1,655	1,661
FNMA CMO, Ser 2010-43, Cl VF
2.695%, VAR LIBOR USD 1 Month+0.550%, 05/25/2040	801	806
FNMA CMO, Ser 2011-124, Cl DF
2.595%, VAR LIBOR USD 1 Month+0.450%, 08/25/2040	1,156	1,160
FNMA CMO, Ser 2011-23, Cl AB
2.750%, 06/25/2020	–	–
FNMA CMO, Ser 2011-24, Cl PC
4.000%, 10/25/2039	892	904
FNMA CMO, Ser 2012-111, Cl NF
2.495%, VAR LIBOR USD 1 Month+0.350%, 05/25/2042	1,353	1,351
FNMA CMO, Ser 2012-137, Cl CF
2.445%, VAR LIBOR USD 1 Month+0.300%, 08/25/2041	943	941
FNMA CMO, Ser 2012-54, Cl CF
2.845%, VAR LIBOR USD 1 Month+0.700%, 05/25/2042	574	581
FNMA CMO, Ser 2012-93, Cl GF
2.395%, VAR LIBOR USD 1 Month+0.250%, 07/25/2040	268	268
FNMA CMO, Ser 2013-135, Cl KM
2.500%, 03/25/2028	1,084	1,103
FNMA CMO, Ser 2013-53, Cl CL
3.000%, 06/25/2037	782	788
FNMA CMO, Ser 2013-55, Cl MK
2.000%, 12/25/2032	4,707	4,710
FNMA CMO, Ser 2013-85, Cl AG
2.500%, 08/25/2028	1,047	1,062
FNMA CMO, Ser 2013-91, Cl CA
4.000%, 04/25/2039	1,779	1,817
FNMA CMO, Ser 2014-30, Cl KD
2.500%, 05/25/2033	1,840	1,868

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2014-33, Cl AH
3.000%, 06/25/2029	$958	$982
FNMA CMO, Ser 2016-48, Cl UF
2.545%, VAR LIBOR USD 1 Month+0.400%, 08/25/2046	440	440
FNMA TBA
3.000%, 09/25/2026	730	749
FNMA, Ser 2010-M7, Cl A2
3.655%, 11/25/2020	206	208
FNMA, Ser 2012-M9, Cl A2
2.482%, 04/25/2022	1,849	1,873
FNMA, Ser 2014-M2, Cl ASV2
2.777%, 06/25/2021 (B)	939	943
FNMA, Ser M7, Cl FA
2.866%, VAR ICE LIBOR USD 1 Month+0.600%, 11/25/2020	139	139
FREMF Mortgage Trust, Ser 2011-K12, Cl B
4.345%, 01/25/2046 (A)(B)	5,605	5,739
FRESB Mortgage Trust, Ser 2016-SB17, Cl A5F
1.860%, 06/25/2021 (B)	2,363	2,356
GNMA ARM
4.125%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 10/20/2042	307	316
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 02/20/2041 to 01/20/2042	851	878
GNMA CMO, Ser 2007-1, Cl F
2.472%, VAR LIBOR USD 1 Month+0.300%, 01/20/2037	749	748
GNMA CMO, Ser 2010-158, Cl HA
3.500%, 10/20/2039	476	485
GNMA CMO, Ser 2010-162, Cl PQ
4.500%, 06/16/2039	23	23
GNMA CMO, Ser 2010-98, Cl QF
2.572%, VAR LIBOR USD 1 Month+0.400%, 01/20/2040	1,687	1,689
GNMA CMO, Ser 2011-151, Cl BF
2.522%, VAR LIBOR USD 1 Month+0.350%, 04/20/2041	772	771
GNMA CMO, Ser 2012-77, Cl FM
2.867%, VAR LIBOR USD 1 Month+0.670%, 11/16/2039	1,251	1,262
GNMA CMO, Ser 2013-124, Cl CP
2.500%, 06/20/2041	1,590	1,599
GNMA CMO, Ser 2015-45, Cl AG
2.500%, 02/16/2041	3,034	3,088
GNMA TBA
4.500%, 11/15/2039	2,075	2,169

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 12, Cl AB
1.826%, 11/16/2052	$1,207	$1,172
GNMA, Ser 67, Cl C
4.001%, 09/16/2051 (B)	413	414
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
2.679%, VAR ICE LIBOR USD 1 Month+0.450%, 10/07/2020	2,815	2,816
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
2.789%, VAR ICE LIBOR USD 1 Month+0.560%, 12/08/2020	974	974
		181,053

Non-Agency Mortgage-Backed Obligations — 10.5%
Agate Bay Mortgage Trust, Ser 2015-2, Cl A7
3.500%, 03/25/2045 (A)(B)	892	908
Agate Bay Mortgage Trust, Ser 2015-5, Cl A5
3.500%, 07/25/2045 (A)(B)	1,883	1,921
Americold 2010 LLC, Ser 2010-ARTA, Cl A1
3.847%, 01/14/2029 (A)	1,320	1,333
Aventura Mall Trust, Ser 2013-AVM, Cl A
3.743%, 12/05/2032 (A)(B)	330	334
BBCMS Trust, Ser 2013-TYSN, Cl A2
3.756%, 09/05/2032 (A)	3,931	3,973
BBCMS Trust, Ser TYSN, Cl A1
2.152%, 09/05/2032 (A)	747	746
BCAP LLC Trust, Ser 2015-RR5, Cl 1A3
4.378%, 08/26/2036 (A)(B)	1,332	1,312
BENCHMARK Mortgage Trust, Ser 2018-B1, Cl A2
3.571%, 01/15/2051	2,153	2,252
BENCHMARK, Ser 2018-B4, Cl A1
3.125%, 07/15/2051	667	682
BX Commercial Mortgage Trust, Ser 2018-IND, Cl A
3.075%, VAR ICE LIBOR USD 1 Month+0.750%, 11/15/2035 (A)	1,835	1,836
CHC Commercial Mortgage Trust, Ser 2019-CHC, Cl A
3.520%, VAR ICE LIBOR USD 1 Month+1.120%, 06/15/2034 (A)	4,165	4,165
CIM Trust, Ser 2017-2, Cl A1
4.402%, VAR ICE LIBOR USD 1 Month+2.000%, 12/25/2057 (A)	1,990	1,998
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl AAB
3.431%, 06/10/2048	1,900	1,986
Citigroup Commercial Mortgage Trust, Ser 2016-C1, Cl A1
1.506%, 05/10/2049	1,443	1,434
COMM Mortgage Trust, Ser 2013-CR11, Cl ASB
3.660%, 08/10/2050	373	385
COMM Mortgage Trust, Ser 2014-LC17, Cl A2
3.164%, 10/10/2047	587	587

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	$448	$450
COMM Mortgage Trust, Ser 2015-CR22, Cl A2
2.856%, 03/10/2048	4,812	4,811
COMM Mortgage Trust, Ser 2015-LC23, Cl A1
1.811%, 10/10/2048	65	65
COMM Mortgage Trust, Ser 2015-PC1, Cl A2
3.148%, 07/10/2050	7,620	7,645
COMM Mortgage Trust, Ser CR23, Cl A2
2.852%, 05/10/2048	1,250	1,252
Commercial Mortgage Pass-Through Certificates, Ser LC6, Cl ASB
2.478%, 01/10/2046	1,771	1,785
Commercial Mortgage Pass-Through Certificates, Ser UBS6, Cl ASB
3.387%, 12/10/2047	2,000	2,074
Core Industrial Trust, Ser 2015-CALW, Cl A
3.040%, 02/10/2034 (A)	825	847
Core Industrial Trust, Ser 2015-TEXW, Cl A
3.077%, 02/10/2034 (A)	903	930
Core Mortgage Trust, Ser 2019-CORE, Cl A
3.075%, VAR ICE LIBOR USD 1 Month+0.880%, 12/15/2031 (A)	500	500
Credit Suisse Commercial Mortgage Securities, Ser 2019-SKLZ, Cl A
3.575%, VAR ICE LIBOR USD 1 Month+1.250%, 01/15/2034 (A)	2,925	2,932
Credit Suisse Mortgage Capital Certificates, Ser 2015-GLPB, Cl A
3.639%, 11/15/2034 (A)	2,810	2,960
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl B
3.555%, VAR ICE LIBOR USD 1 Month+1.230%, 05/15/2036 (A)	5,520	5,530
CSMLT Trust, Ser 2015-1, Cl A3
3.500%, 05/25/2045 (A)(B)	1,217	1,227
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A)(B)	1,248	1,283
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A1FL
3.719%, VAR ICE LIBOR USD 1 Month+1.350%, 07/12/2044 (A)	761	764
FDIC Guaranteed Notes Trust, Ser 2010-S4, Cl A
3.160%, VAR ICE LIBOR USD 1 Month+0.720%, 12/04/2020 (A)	3,453	3,404
FHLMC Whole Loan Securities Trust, Ser 2017-SC02, Cl 2A1
3.500%, 05/25/2047	1,426	1,451

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Flagstar Mortgage Trust, Ser 2018-4, Cl A4
4.000%, 07/25/2048 (A)(B)	$922	$926
Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Ser 2006-4TS, Cl A
5.401%, 12/13/2028 (A)	604	624
FREMF Mortgage Trust, Ser 2011-K11, Cl B
4.418%, 12/25/2048 (A)(B)	3,518	3,601
Gosforth Funding, Ser 2018-1A, Cl A1
2.971%, VAR ICE LIBOR USD 3 Month+0.450%, 08/25/2060 (A)	830	829
GRACE Mortgage Trust, Ser 2014-GRCE, Cl A
3.369%, 06/10/2028 (A)	1,565	1,594
GS Mortgage Securities II, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (A)	1,500	1,519
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (A)	908	907
GS Mortgage Securities II, Ser 2015-GC30, Cl A2
2.726%, 05/10/2050	1,185	1,185
GS Mortgage Securities II, Ser GS10, Cl A1
3.199%, 07/10/2051	1,466	1,505
GS Mortgage Securities Trust, Ser 2010-C1, Cl A1
3.679%, 08/10/2043 (A)	23	23
GS Mortgage Securities Trust, Ser 2013-GC13, Cl AAB
3.719%, 07/10/2046 (B)	817	841
GS Mortgage Securities Trust, Ser 2015-GC28, Cl A2
2.898%, 02/10/2048	1,744	1,744
GS Mortgage Securities Trust, Ser 2017-GS5, Cl A1
2.045%, 03/10/2050	985	984
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057 (A)	1,849	1,910
Holmes Master Issuer, Ser 2018-1A, Cl A2
2.957%, VAR ICE LIBOR USD 3 Month+0.360%, 10/15/2054 (A)	1,902	1,900
HSI Asset Securitization Trust, Ser 2005-NC1, Cl M1
3.031%, VAR ICE LIBOR USD 1 Month+0.765%, 07/25/2035	1,458	1,473
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl ASB
3.705%, 01/15/2047	349	362
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl ASB
3.428%, 08/15/2047	1,001	1,033
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C24, Cl A2
2.940%, 11/15/2047	490	490

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C26, Cl ASB
3.288%, 01/15/2048	$2,490	$2,571
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C27, Cl A2
2.734%, 02/15/2048	3,364	3,362
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (A)	899	911
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl ASB
2.554%, 04/15/2046	1,450	1,464
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-1, Cl A5
3.500%, 01/25/2047 (A)(B)	4,533	4,586
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl A
3.235%, VAR ICE LIBOR USD 1 Month+0.910%, 06/15/2035 (A)	1,802	1,803
JPMorgan Mortgage Trust, Ser 2015-3, Cl A5
3.500%, 05/25/2045 (A)(B)	1,808	1,842
JPMorgan Mortgage Trust, Ser 2017-2, Cl A5
3.500%, 05/25/2047 (A)(B)	1,160	1,179
JPMorgan Mortgage Trust, Ser 2017-4, Cl A6
3.000%, 11/25/2048 (A)(B)	2,243	2,269
Lanark Master Issuer, Ser 2019-1A, Cl 1A1
3.295%, VAR ICE LIBOR USD 3 Month+0.770%, 12/22/2069 (A)	373	374
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A1
2.605%, VAR ICE LIBOR USD 1 Month+0.460%, 04/25/2029	516	513
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl ASB
3.557%, 11/15/2046	463	476
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C19, Cl ASB
3.326%, 12/15/2047	870	900
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, Cl ASB
3.323%, 10/15/2048	780	813
Morgan Stanley Capital Barclays Bank Trust, Ser 2016-MART, Cl A
2.200%, 09/13/2031 (A)	900	902
Morgan Stanley Capital I Trust, Ser 2014- CPT, Cl A
3.350%, 07/13/2029 (A)	4,375	4,466
Morgan Stanley Capital I Trust, Ser 2014-MP, Cl A
3.469%, 08/11/2033 (A)	3,390	3,481

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	$980	$996
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/2022	740	743
MTRO Commercial Mortgage Trust, Ser 2019- TECH, Cl A
3.225%, VAR ICE LIBOR USD 1 Month+0.900%, 12/15/2033 (A)	4,060	4,060
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1S
2.895%, VAR ICE LIBOR USD 1 Month+0.750%, 01/25/2048 (A)	4,219	4,204
Sequoia Mortgage Trust, Ser 2017-CH1, Cl A11
3.500%, 08/25/2047 (A)(B)	1,389	1,398
Sequoia Mortgage Trust, Ser 2018-CH1, Cl A10
4.000%, 02/25/2048 (A)(B)	1,633	1,658
Tharaldson Hotel Portfolio Trust, Ser 2018- THPT, Cl A
2.973%, VAR ICE LIBOR USD 1 Month+0.750%, 11/11/2034 (A)	2,973	2,973
UBS Commercial Mortgage Trust, Ser 2019-C16, Cl A1
2.739%, 04/15/2052	2,166	2,203
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A4
2.792%, 12/10/2045	2,500	2,544
Vornado DP LLC Trust, Ser 2010-VNO, Cl A1
2.970%, 09/13/2028 (A)	514	515
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
2.405%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/2045	1,879	1,895
Wells Fargo Commercial Mortgage Trust, Ser 2010-C1, Cl A1
3.349%, 11/15/2043 (A)	272	272
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS2, Cl A2
3.020%, 07/15/2058	1,035	1,034
Wells Fargo Commercial Mortgage Trust, Ser 2016-C33, Cl A2
2.785%, 03/15/2059	1,000	1,007
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS5, Cl A2
2.711%, 01/15/2059	1,124	1,129
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A3
3.998%, 03/15/2044 (A)	429	431
WFRBS Commercial Mortgage Trust, Ser 2013-C11, Cl A4
3.037%, 03/15/2045	1,750	1,806

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2014-LC14, Cl A3FL
3.064%, VAR ICE LIBOR USD 1 Month+0.750%, 03/15/2047 (A)	$1,445	$1,445
WinWater Mortgage Loan Trust, Ser 2014-3, Cl A7
3.000%, 11/20/2044 (A)(B)	29	29
		151,466
Total Mortgage-Backed Securities (Cost $330,616) ($ Thousands)		332,519

U.S. TREASURY OBLIGATIONS — 22.3%
U.S. Treasury Bills
2.115%, 09/26/2019 (C)	382	381
U.S. Treasury Inflation-Protected Securities
0.625%, 04/15/2023	8,000	8,377
0.500%, 04/15/2024	22,270	23,088
0.125%, 01/15/2022	20,170	22,681
0.125%, 01/15/2023	20,125	22,287
U.S. Treasury Notes
2.125%, 01/31/2021	53,865	54,210
2.125%, 05/31/2021	7,930	8,004
1.750%, 07/31/2021	11,165	11,211
1.750%, 07/15/2022	80,200	80,892
1.750%, 09/30/2022	56,030	56,562
1.750%, 07/31/2024	45	46
1.625%, 06/30/2021	8,290	8,300
1.500%, 08/31/2021	26,105	26,100
Total U.S. Treasury Obligations (Cost $319,820) ($ Thousands)		322,139

ASSET-BACKED SECURITIES — 20.4%

Automotive — 6.9%

Americredit Automobile Receivables Trust, Ser 2019-1, Cl A2A
2.930%, 06/20/2022	4,330	4,349
CarMax Auto Owner Trust, Ser 2018-2, Cl A3
2.980%, 01/17/2023	1,065	1,079
Carmax Auto Owner Trust, Ser 2019-2, Cl A2A
2.690%, 07/15/2022	3,125	3,145
Carmax Auto Owner Trust, Ser 2019-3, Cl A2A
2.210%, 12/15/2022	5,690	5,704
Chesapeake Funding II LLC, Ser 2016-2A, Cl A2
3.195%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2028 (A)	352	352
Chesapeake Funding II LLC, Ser 2016-2A, Cl B
2.700%, 06/15/2028 (A)	900	900
Chesapeake Funding II LLC, Ser 2017-4A, Cl A2
2.665%, VAR ICE LIBOR USD 1 Month+0.340%, 11/15/2029 (A)	1,063	1,063
Chesapeake Funding II LLC, Ser 2017-4A, Cl B
2.590%, 11/15/2029 (A)	4,395	4,423
Chesapeake Funding II LLC, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (A)	6,317	6,421
Chrysler Capital Auto Receivables Trust, Ser 2016-BA, Cl A4
1.870%, 02/15/2022 (A)	4,255	4,246

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust, Ser 2019-B, Cl A
2.890%, 05/16/2022 (A)	$2,339	$2,346
Credit Acceptance Auto Loan Trust, Ser 2017-3A, Cl A
2.650%, 06/15/2026 (A)	2,650	2,659
Credit Acceptance Auto Loan Trust, Ser 2018-1A, Cl A
3.010%, 02/16/2027 (A)	1,250	1,259
Drive Auto Receivables Trust, Ser 2015-DA, Cl D
4.590%, 01/17/2023 (A)	1,605	1,611
Drive Auto Receivables Trust, Ser 2018-3, Cl B
3.370%, 09/15/2022	4,070	4,080
Drive Auto Receivables Trust, Ser 2018-4, Cl B
3.360%, 10/17/2022	5,895	5,914
Drive Auto Receivables Trust, Ser 2019-2, Cl A3
3.040%, 03/15/2023	3,430	3,463
Drive Auto Receivables Trust, Ser 2019-2, Cl B
3.170%, 11/15/2023	2,250	2,284
DT Auto Owner Trust, Ser 2018-3A, Cl B
3.560%, 09/15/2022 (A)	4,900	4,970
Enterprise Fleet Financing LLC, Ser 2017-1, Cl A2
2.130%, 07/20/2022 (A)	223	223
Enterprise Fleet Financing LLC, Ser 2018-2, Cl A2
3.140%, 02/20/2024 (A)	3,433	3,462
Enterprise Fleet Financing LLC, Ser 2019-1, Cl A2
2.980%, 10/22/2024 (A)	1,510	1,531
First Investors Auto Owner Trust, Ser 2018- 1A, Cl A2
3.220%, 01/17/2023 (A)	2,660	2,679
GM Financial Automobile Leasing Trust, Ser 2018-3, Cl B
3.480%, 07/20/2022	2,105	2,142
GM Financial Consumer Automobile Receivables Trust, Ser 2018-4, Cl A3
3.210%, 10/16/2023	5,005	5,118
Nissan Auto Lease Trust, Ser 2019-B, Cl A2A
2.270%, 10/15/2021	3,885	3,894
Prestige Auto Receivables Trust, Ser 2018-1A, Cl A3
3.290%, 09/15/2022 (A)	2,325	2,348
Prestige Auto Receivables Trust, Ser 2019-1A, Cl A2
2.440%, 07/15/2022 (A)	2,500	2,504
Santander Retail Auto Lease Trust, Ser 2017-A, Cl B
2.680%, 01/20/2022 (A)	3,725	3,729
Tesla Auto Lease Trust, Ser 2018-A, Cl A
2.320%, 12/20/2019 (A)	427	427
Tesla Auto Lease Trust, Ser 2018-B, Cl A
3.710%, 08/20/2021 (A)	6,964	7,087
Tidewater Auto Receivables Trust, Ser 2018-AA, Cl A2
3.120%, 07/15/2022 (A)	1,687	1,690

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Ser 2018-2A, Cl A2A
2.840%, 09/15/2021 (A)	$934	$935
World Omni Select Auto Trust, Ser 2018-1A, Cl B
3.680%, 07/15/2023 (A)	1,660	1,700
		99,737

Credit Cards — 2.6%

Capital One Multi-Asset Execution Trust, Ser 2019-A2, Cl A2
1.720%, 08/15/2024	5,870	5,869
Citibank Credit Card Issuance Trust, Ser 2018-A1, Cl A1
2.490%, 01/20/2023	2,500	2,525
Golden Credit Card Trust, Ser 2019-1A, Cl A
2.645%, VAR ICE LIBOR USD 1 Month+0.450%, 12/15/2022 (A)	4,000	4,010
Master Credit Card Trust, Ser 2019-1A, Cl A
2.649%, VAR ICE LIBOR USD 1 Month+0.480%, 07/21/2022 (A)	2,400	2,405
Synchrony Card Funding LLC, Ser 2019-A1, Cl A
2.950%, 03/15/2025	7,645	7,848
Synchrony Credit Card Master Note Trust, Ser 2015-4, Cl A
2.380%, 09/15/2023	2,400	2,407
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	7,946	8,002
Trillium Credit Card Trust II, Ser 2019-1A, Cl A
2.625%, VAR ICE LIBOR USD 1 Month+0.480%, 01/26/2024 (A)	4,900	4,904

		37,970

Mortgage Related Securities — 0.3%

ACE Securities Home Equity Loan Trust, Ser 2006-NC1, Cl A1
2.585%, VAR ICE LIBOR USD 1 Month+0.440%, 12/25/2035	13	13
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
2.986%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2034	33	33
Aegis Asset-Backed Securities Trust, Ser 2005-5, Cl 2A
2.395%, VAR ICE LIBOR USD 1 Month+0.250%, 12/25/2035	622	622
New Century Home Equity Loan Trust, Ser 2005-2, Cl M2
2.820%, VAR ICE LIBOR USD 1 Month+0.675%, 06/25/2035	468	469
Option One Mortgage Loan Trust, Ser 2005-4, Cl M1
2.585%, VAR ICE LIBOR USD 1 Month+0.440%, 11/25/2035	1,586	1,587
Terwin Mortgage Trust, Ser 2006-3, Cl 1A2
2.496%, VAR ICE LIBOR USD 1 Month+0.230%, 04/25/2037 (A)	1,185	1,184

		3,908

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Other Asset-Backed Securities — 10.6%

Ally Master Owner Trust, Ser 2018-3, Cl A
2.515%, VAR ICE LIBOR USD 1 Month+0.320%, 07/15/2022	$6,635	$6,637
Ameriquest Asset-Backed Pass-Through Certificates, Ser 2004-R12, Cl M1
3.121%, VAR ICE LIBOR USD 1 Month+0.855%, 01/25/2035	1,226	1,228
Ameriquest Asset-Backed Pass-Through Certificates, Ser 2004-R2, Cl A4
2.925%, VAR ICE LIBOR USD 1 Month+0.780%, 04/25/2034	512	512
Babson CLO, Ser 2017-IA, Cl AR
3.392%, VAR ICE LIBOR USD 3 Month+0.800%, 01/20/2028 (A)	1,000	995
Barings BDC Static CLO, Ser 2019-1A, Cl A1
3.323%, VAR ICE LIBOR USD 3 Month+1.020%, 04/15/2027 (A)	1,901	1,893
Bravo Mortgage Asset Trust, Ser 2006-1A, Cl A2
2.506%, VAR ICE LIBOR USD 1 Month+0.240%, 07/25/2036 (A)	553	553
Citigroup Mortgage Loan Trust, Ser 2006-WFH3, Cl M1
2.556%, VAR ICE LIBOR USD 1 Month+0.290%, 10/25/2036	1,285	1,283
Citigroup Mortgage Loan Trust, Ser 2007-WFH1, Cl A4
2.345%, VAR ICE LIBOR USD 1 Month+0.200%, 01/25/2037	290	290
Citigroup Mortgage Loan Trust, Ser 2007-WFH3, Cl A3
2.395%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2037	1,544	1,541
Countrywide Asset-Backed Certificates, Ser 2004-12, Cl MV4
3.570%, VAR ICE LIBOR USD 1 Month+1.425%, 03/25/2035	361	363
Countrywide Asset-Backed Certificates, Ser 2005-6, Cl M3
2.705%, VAR ICE LIBOR USD 1 Month+0.560%, 12/25/2035	33	33
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M2
3.196%, VAR ICE LIBOR USD 1 Month+0.930%, 05/25/2035	712	715
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M3
3.241%, VAR ICE LIBOR USD 1 Month+0.975%, 05/25/2035	1,000	1,006
Daimler Trucks Retail Trust, Ser 2019-1, Cl A2
2.770%, 04/15/2021 (A)	2,990	2,994
Dell Equipment Finance Trust, Ser 2018-1, Cl A2A
2.970%, 10/22/2020 (A)	1,292	1,295
Dell Equipment Finance Trust, Ser 2019-1, Cl A2
2.780%, 08/23/2021 (A)	3,010	3,031

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Dryden 71 CLO, Ser 2019-71A, Cl A
3.453%, VAR ICE LIBOR USD 3 Month+1.150%, 01/15/2029 (A)	$450	$450
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
3.266%, VAR ICE LIBOR USD 1 Month+1.000%, 04/25/2033 (A)	724	728
Encore Credit Receivables Trust, Ser 2005-2, Cl M2
2.835%, VAR ICE LIBOR USD 1 Month+0.690%, 11/25/2035	521	523
Flatiron CLO, Ser 2017-1A, Cl AR
3.487%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2027 (A)	1,042	1,041
Ford Credit Floorplan Master Owner Trust A, Ser 2017-3, Cl A
2.480%, 09/15/2024	6,060	6,181
GMF Floorplan Owner Revolving Trust, Ser 2017-2, Cl A2
2.755%, VAR ICE LIBOR USD 1 Month+0.430%, 07/15/2022 (A)	850	851
GSAMP Trust, Ser 2006-HE1, Cl A2D
2.455%, VAR ICE LIBOR USD 1 Month+0.310%, 01/25/2036	109	109
HSI Asset Securitization Trust, Ser 2006-OPT1, Cl M1
2.626%, VAR ICE LIBOR USD 1 Month+0.360%, 12/25/2035	2,070	2,062
JFIN CLO 2014-II, Ser 2017-2A, Cl A1AR
3.762%, VAR ICE LIBOR USD 3 Month+1.170%, 07/20/2026 (A)	1,376	1,377
John Deere Owner Trust, Ser 2019-B, Cl A2
2.280%, 05/16/2022	4,375	4,390
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH3, Cl A4
2.476%, VAR ICE LIBOR USD 1 Month+0.210%, 03/25/2037	530	529
Magnetite XVI, Ser 2018-16A, Cl AR
3.100%, VAR ICE LIBOR USD 3 Month+0.800%, 01/18/2028 (A)	750	748
Mill City Mortgage Trust, Ser 2015-2, Cl A2
3.000%, 09/25/2057 (A)(B)	3,537	3,563
MMAF Equipment Finance LLC, Ser 2019-A, Cl A2
2.840%, 01/10/2022 (A)	5,065	5,105
Morgan Stanley Capital, Ser 2011-C1, Cl A4
5.033%, 09/15/2047	532	543
Navient Student Loan Trust, Ser 2015-2, Cl A3
2.737%, VAR ICE LIBOR USD 1 Month+0.570%, 11/26/2040	1,050	1,036
Navient Student Loan Trust, Ser 2016-3A, Cl A2
2.995%, VAR ICE LIBOR USD 1 Month+0.850%, 06/25/2065 (A)	424	425

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2016-6A, Cl A2
2.895%, VAR ICE LIBOR USD 1 Month+0.750%, 03/25/2066 (A)	$1,011	$1,015
Navient Student Loan Trust, Ser 2016-7A, Cl A
3.295%, VAR ICE LIBOR USD 1 Month+1.150%, 03/25/2066 (A)	2,076	2,098
Navient Student Loan Trust, Ser 2017-1A, Cl A2
2.895%, VAR ICE LIBOR USD 1 Month+0.750%, 07/26/2066 (A)	955	956
Navient Student Loan Trust, Ser 2017-2A, Cl A
3.316%, VAR ICE LIBOR USD 1 Month+1.050%, 12/27/2066 (A)	824	827
Navient Student Loan Trust, Ser 2017-3A, Cl A2
2.745%, VAR ICE LIBOR USD 1 Month+0.600%, 07/26/2066 (A)	2,000	2,005
Navient Student Loan Trust, Ser 2018-3A, Cl A2
2.686%, VAR ICE LIBOR USD 1 Month+0.420%, 03/25/2067 (A)	1,105	1,098
Navient Student Loan Trust, Ser 2019-2A, Cl A1
2.536%, VAR ICE LIBOR USD 1 Month+0.270%, 02/27/2068 (A)	747	747
Nelnet Student Loan Trust, Ser 2006-1, Cl A5
2.634%, VAR ICE LIBOR USD 3 Month+0.110%, 08/23/2027	1,720	1,716
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
2.745%, VAR ICE LIBOR USD 1 Month+0.600%, 10/27/2036 (A)	446	444
NextGear Floorplan Master Owner Trust, Ser 2017-2A, Cl A2
2.560%, 10/17/2022 (A)	1,065	1,070
NextGear Floorplan Master Owner Trust, Ser 2019-1A, Cl A1
2.975%, VAR ICE LIBOR USD 1 Month+0.650%, 02/15/2024 (A)	4,455	4,446
NRZ Advance Receivables Trust, Ser 2019-T1, Cl AT1
2.590%, 07/15/2052 (A)	2,700	2,725
Ocean Trails CLO IV, Ser 2013-4A, Cl AR
3.435%, VAR ICE LIBOR USD 3 Month+0.900%, 08/13/2025 (A)	2,444	2,444
Octagon Investment Partners 25, Ser 2018-1A, Cl AR
3.078%, VAR ICE LIBOR USD 3 Month+0.800%, 10/20/2026 (A)	430	429
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WCW3, Cl M1
2.746%, VAR ICE LIBOR USD 1 Month+0.480%, 08/25/2035	1,460	1,463
PFS Financing, Ser 2017-C, Cl A
2.795%, VAR ICE LIBOR USD 1 Month+0.470%, 10/15/2021 (A)	995	994
PFS Financing, Ser 2018-B, Cl A
2.890%, 02/15/2023 (A)	1,500	1,514

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
PFS Financing, Ser 2019-A, Cl A1
2.875%, VAR ICE LIBOR USD 1 Month+0.550%, 04/15/2024 (A)	$1,740	$1,740
PHEAA Student Loan Trust, Ser 2016-1A, Cl A
3.416%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2065 (A)	2,018	2,034
RAMP Trust, Ser 2004-RS12, Cl MII3
3.645%, VAR ICE LIBOR USD 1 Month+1.500%, 12/25/2034	42	42
SLC Student Loan Trust, Ser 2006-1, Cl A5
2.520%, VAR ICE LIBOR USD 3 Month+0.110%, 03/15/2027	2,131	2,122
SLC Student Loan Trust, Ser 2007-1, Cl A4
2.578%, VAR ICE LIBOR USD 3 Month+0.060%, 05/15/2029	1,332	1,316
SLM Student Loan Trust, Ser 2003-10A, Cl A3
2.880%, VAR ICE LIBOR USD 3 Month+0.470%, 12/15/2027 (A)	1,918	1,918
SLM Student Loan Trust, Ser 2003-11, Cl A6
3.161%, VAR ICE LIBOR USD 3 Month+0.550%, 12/15/2025 (A)	848	849
SLM Student Loan Trust, Ser 2004-1, Cl A4
2.840%, VAR ICE LIBOR USD 3 Month+0.260%, 10/27/2025	4,407	4,379
SLM Student Loan Trust, Ser 2004-3, Cl A5
2.446%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/2023	460	460
SLM Student Loan Trust, Ser 2005-3, Cl A5
2.373%, VAR ICE LIBOR USD 3 Month+0.090%, 10/25/2024	381	381
SLM Student Loan Trust, Ser 2005-4, Cl A3
2.396%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	1,690	1,678
SLM Student Loan Trust, Ser 2005-5, Cl A4
2.720%, VAR ICE LIBOR USD 3 Month+0.140%, 10/25/2028	6,796	6,747
SLM Student Loan Trust, Ser 2005-7, Cl A4
2.730%, VAR ICE LIBOR USD 3 Month+0.150%, 10/25/2029	299	295
SLM Student Loan Trust, Ser 2006-5, Cl A5
2.690%, VAR ICE LIBOR USD 3 Month+0.110%, 01/25/2027	732	729
SLM Student Loan Trust, Ser 2006-8, Cl A5
2.393%, VAR ICE LIBOR USD 3 Month+0.110%, 01/27/2025	692	691
SLM Student Loan Trust, Ser 2006-9, Cl A5
2.383%, VAR ICE LIBOR USD 3 Month+0.100%, 01/26/2026	813	812
SLM Student Loan Trust, Ser 2007-1, Cl A5
2.373%, VAR ICE LIBOR USD 3 Month+0.090%, 01/26/2026	3,671	3,662

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2007-6, Cl A4
2.656%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/2024	$6,449	$6,443
SLM Student Loan Trust, Ser 2011-1, Cl A1
2.786%, VAR ICE LIBOR USD 1 Month+0.520%, 03/25/2026	342	343
SLM Student Loan Trust, Ser 2011-2, Cl A1
2.745%, VAR ICE LIBOR USD 1 Month+0.600%, 11/25/2027	745	744
SLM Student Loan Trust, Ser 2012-2, Cl A
2.966%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	1,126	1,101
SLM Student Loan Trust, Ser 2013-2, Cl A
2.716%, VAR ICE LIBOR USD 1 Month+0.450%, 09/25/2043	1,399	1,390
SLM Student Loan Trust, Ser 2013-4, Cl A
2.695%, VAR ICE LIBOR USD 1 Month+0.550%, 06/25/2043	378	374
SoFi Consumer Loan Program Trust, Ser 2018-3, Cl A1
3.200%, 08/25/2027 (A)	735	737
SoFi Consumer Loan Program Trust, Ser 2019-3, Cl A
2.900%, 05/25/2028 (A)	5,540	5,585
SPS Servicer Advance Receivables Trust, Ser 2016-T2, Cl AT2
2.750%, 11/15/2049 (A)	3,471	3,468
SPS Servicer Advance Receivables Trust, Ser 2018-T1
3.620%, 10/17/2050	4,605	4,670
Structured Asset Investment Loan Trust, Ser 2004-10, Cl A7
3.205%, VAR ICE LIBOR USD 1 Month+1.060%, 11/25/2034	319	320
Structured Asset Investment Loan Trust, Ser 2005-3, Cl M2
2.805%, VAR ICE LIBOR USD 1 Month+0.660%, 04/25/2035	418	419
Structured Asset Investment Loan Trust, Ser 2005-HE2, Cl M1
2.865%, VAR ICE LIBOR USD 1 Month+0.720%, 07/25/2035	510	511
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF3, Cl A5
2.285%, VAR ICE LIBOR USD 1 Month+0.140%, 09/25/2036	377	377
Structured Asset Securities, Ser 2005-WF1, Cl A3
2.805%, VAR ICE LIBOR USD 1 Month+0.660%, 02/25/2035	148	148
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
2.866%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (A)	5,256	5,235
Towd Point Mortgage Trust, Ser 2019-HY1, Cl A1
3.266%, VAR ICE LIBOR USD 1 Month+1.000%, 10/25/2048 (A)	4,983	5,007

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
3.266%, VAR ICE LIBOR USD 1 Month+1.000%, 05/25/2058 (A)	$4,468	$4,487
Treman Park CLO, Ser 2018-1A, Cl ARR
3.348%, VAR ICE LIBOR USD 3 Month+1.070%, 10/20/2028 (A)	1,100	1,101
Voya CLO, Ser 2017-3A, Cl A1R
3.300%, VAR ICE LIBOR USD 3 Month+0.720%, 07/25/2026 (A)	588	586
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2005-4, Cl M1
2.726%, VAR ICE LIBOR USD 1 Month+0.460%, 12/25/2035	332	332
		153,254
Total Asset-Backed Securities (Cost $293,584) ($ Thousands)		294,869

MUNICIPAL BONDS — 0.8%

California — 0.5%
California State, Department of Water Resources, Power Supply Revenue, Ser P, RB
1.713%, 05/01/2021	7,439	7,444

Illinois — 0.1%
Waukegan City, Ser B, GO
2.566%, 12/30/2019	1,045	1,045

North Carolina — 0.1%
North Carolina State, Eastern Municipal Power Agency, RB
2.928%, 07/01/2020	2,210	2,227

Washington — 0.1%
Franklin County, Public Utility District No. 1, Ser B, RB
1.980%, 09/01/2021	1,000	1,002

Total Municipal Bonds (Cost $11,688) ($ Thousands)		11,718

U.S. GOVERNMENT AGENCY OBLIGATION — 0.5%
FHLMC
2.700%, 09/27/2021	8,000	8,003

Total U.S. Government Agency Obligation (Cost $8,002) ($ Thousands)		8,003

	Shares

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Government Fund, Cl F
1.970%**†	50,314,467	50,314

Total Cash Equivalent (Cost $50,314) ($ Thousands)		50,314

Total Investments in Securities — 103.5% (Cost $1,485,827) ($ Thousands)		$1,496,356

A list of the open futures contracts held by the Fund at August 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)

U.S. 2-Year Treasury Note	472	Jan-2020	$101,944	$102,007	$63

Percentages are based on Net Assets of $1,446,307 ($ Thousands).

**	Rate shown is the 7-day effective yield as of August 31, 2019.

†	Investment in Affiliated Security.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2019, the value of these securities amounted to $359,044 ($ Thousands), representing 24.8% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of August 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$476,794	$–	$476,794
Mortgage-Backed Securities	–	332,519	–	332,519
U.S. Treasury Obligations	–	322,139	–	322,139
Asset-Backed Securities	–	294,869	–	294,869
Municipal Bonds	–	11,718	–	11,718
U.S. Government Agency Obligation	–	8,003	–	8,003
Cash Equivalent	50,314	–	–	50,314

Total Investments in Securities	$50,314	$1,446,042	$–	$1,496,356

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$63	$–	$–	$63

Total Other Financial Instruments	$63	$–	$–	$63

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is summary of the transactions with affiliates for the period ended August 31, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 19,768	$ 391,235	$(360,689)	$ —	$ —	$ 50,314	$ 50,314,467	$ 151	$—

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Intermediate Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 87.0%

Communication Services — 5.2%

America Movil
6.125%, 03/30/2040	$630	$875
5.000%, 03/30/2020	1,040	1,056
4.375%, 04/22/2049	900	1,065
3.625%, 04/22/2029	6,995	7,528
3.125%, 07/16/2022	12,185	12,513
AT&T
8.750%, 11/15/2031	1,150	1,645
6.800%, 05/15/2036	2,915	3,771
5.450%, 03/01/2047	1,215	1,484
5.250%, 03/01/2037	995	1,179
4.550%, 03/09/2049	1,115	1,219
4.300%, 02/15/2030	355	395
3.839%, 11/27/2022 (A)(B)	6,000	5,523
3.400%, 05/15/2025	3,500	3,667
Charter Communications Operating LLC
6.484%, 10/23/2045	95	118
6.384%, 10/23/2035	3,855	4,704
4.908%, 07/23/2025	2,505	2,768
4.464%, 07/23/2022	50	53
Comcast
5.650%, 06/15/2035	255	340
4.950%, 10/15/2058	2,370	3,087
4.700%, 10/15/2048	6,790	8,507
4.600%, 10/15/2038	2,960	3,581
4.200%, 08/15/2034	7,700	9,050
4.049%, 11/01/2052	1,800	2,059
3.969%, 11/01/2047	2,563	2,891
3.950%, 10/15/2025	6,285	6,889
3.900%, 03/01/2038	1,095	1,227
3.700%, 04/15/2024	2,135	2,286
3.600%, 03/01/2024	920	981
3.400%, 07/15/2046	1,040	1,082
3.375%, 02/15/2025	8,030	8,501
3.150%, 03/01/2026	3,180	3,354
3.150%, 02/15/2028	765	806
Comcast Cable Communications Holdings
9.455%, 11/15/2022	3,850	4,737
Discovery Communications LLC
5.300%, 05/15/2049	1,625	1,854
2.950%, 03/20/2023	4,500	4,593
NBCUniversal Media LLC
6.400%, 04/30/2040	2,555	3,703
5.950%, 04/01/2041	1,669	2,322
SES 3.600%, 04/04/2023 (B)	5,399	5,498
Sprint Spectrum LLC
5.152%, 03/20/2028 (B)	1,620	1,746
4.738%, 03/20/2025 (B)	6,525	6,916
3.360%, 09/20/2021 (B)	1,252	1,257
Verizon Communications
7.750%, 12/01/2030	1,750	2,585
6.000%, 04/01/2041	1,205	1,626
5.012%, 04/15/2049	2,175	2,777
4.862%, 08/21/2046	990	1,232
4.672%, 03/15/2055	2,570	3,158
4.522%, 09/15/2048	3,866	4,650

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Viacom
5.850%, 09/01/2043	$695	$877
4.375%, 03/15/2043	2,595	2,751
Walt Disney
8.150%, 10/17/2036 (B)	4,390	7,199
		163,685

Consumer Discretionary — 3.4%

Air Canada, Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (B)	3,988	4,203
Alibaba Group Holding
2.800%, 06/06/2023	2,060	2,098
Amazon.com
5.200%, 12/03/2025	4,890	5,771
3.875%, 08/22/2037	5,310	6,194
2.800%, 08/22/2024	2,740	2,860
American Honda Finance MTN
1.950%, 07/20/2020	3,500	3,498
AutoNation
3.800%, 11/15/2027	1,700	1,733
BMW US Capital LLC
2.800%, 04/11/2026 (B)	3,555	3,645
Daimler Finance North America LLC
2.200%, 05/05/2020 (B)	3,770	3,770
Ferguson Finance
4.500%, 10/24/2028 (B)	4,400	4,749
Ford Motor Credit LLC
3.813%, 10/12/2021	7,470	7,603
General Motors Financial
3.550%, 07/08/2022	4,670	4,785
Harley-Davidson Financial Services MTN
2.400%, 09/15/2019 (B)	170	170
2.150%, 02/26/2020 (B)	4,500	4,491
Home Depot
5.875%, 12/16/2036	3,889	5,488
4.500%, 12/06/2048	1,835	2,334
4.400%, 03/15/2045	840	1,042
3.900%, 06/15/2047	1,505	1,746
3.750%, 02/15/2024	2,300	2,488
3.500%, 09/15/2056	2,835	3,100
3.350%, 09/15/2025	1,640	1,760
2.800%, 09/14/2027	3,055	3,200
Kohl’s
5.550%, 07/17/2045	4,905	5,113
Las Vegas Sands
3.500%, 08/18/2026	1,230	1,256
3.200%, 08/08/2024	2,990	3,051
Newell Brands
5.000%, 11/15/2023	1,390	1,429
NVR
3.950%, 09/15/2022	2,365	2,458
QVC
4.375%, 03/15/2023	1,720	1,797
Target
6.500%, 10/15/2037	2,650	3,990
4.000%, 07/01/2042	1,700	1,992
2.500%, 04/15/2026	1,770	1,826
Toyota Motor Credit MTN
2.800%, 07/13/2022	2,450	2,519
Volkswagen Group of America Finance LLC
2.450%, 11/20/2019 (B)	3,665	3,665
		105,824
Consumer Staples — 8.3%
Advocate Health & Hospitals
4.272%, 08/15/2048	2,984	3,719

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Altria Group
9.950%, 11/10/2038	$1,708	$2,876
4.800%, 02/14/2029	1,875	2,119
4.400%, 02/14/2026	3,310	3,629
Anheuser-Busch InBev Worldwide
8.000%, 11/15/2039	7,315	11,695
5.800%, 01/23/2059	160	218
5.550%, 01/23/2049	955	1,254
4.600%, 04/15/2048	4,960	5,764
4.150%, 01/23/2025	3,090	3,383
Anheuser-Busch LLC
4.700%, 02/01/2036	6,843	7,953
Archer-Daniels-Midland
4.500%, 03/15/2049	4,605	5,887
BAT Capital
4.390%, 08/15/2037	3,600	3,622
2.764%, 08/15/2022	4,195	4,247
BAT International Finance
2.750%, 06/15/2020 (B)	5,540	5,552
Bayer US Finance II LLC
4.700%, 07/15/2064 (B)	3,685	3,661
Bayer US Finance LLC
3.375%, 10/08/2024 (B)	1,820	1,878
Blue Cross & Blue Shield of Minnesota
3.790%, 05/01/2025 (B)	2,086	2,160
Bowdoin College
4.693%, 07/01/2112	378	481
Coca-Cola
1.550%, 09/01/2021	3,930	3,926
Constellation Brands
4.400%, 11/15/2025	1,305	1,448
3.150%, 08/01/2029	1,655	1,707
CVS Pass-Through Trust
8.353%, 07/10/2031 (B)	2,119	2,744
7.507%, 01/10/2032 (B)	1,468	1,832
6.036%, 12/10/2028	2,951	3,346
Georgetown University
4.315%, 04/01/2049	2,360	3,022
Hershey
3.100%, 05/15/2021	4,705	4,795
2.300%, 08/15/2026	3,900	3,962
JM Smucker
2.200%, 12/06/2019	4,615	4,612
Kaiser Foundation Hospitals
4.150%, 05/01/2047	2,830	3,489
3.150%, 05/01/2027	2,005	2,142
Kimberly-Clark
3.200%, 04/25/2029	5,080	5,561
Kraft Heinz Foods
6.875%, 01/26/2039	1,485	1,814
5.000%, 07/15/2035	245	262
5.000%, 06/04/2042	240	248
3.500%, 06/06/2022	2,550	2,610
Kroger
3.400%, 04/15/2022	2,774	2,860
2.800%, 08/01/2022	3,455	3,520
Land O’ Lakes
6.000%, 11/15/2022 (B)	640	672
Mars
4.200%, 04/01/2059 (B)	1,520	1,833
4.125%, 04/01/2054 (B)	1,810	2,133
3.950%, 04/01/2049 (B)	2,810	3,257
3.600%, 04/01/2034 (B)	1,790	2,009
3.200%, 04/01/2030 (B)	2,435	2,598
2.700%, 04/01/2025 (B)	7,465	7,720
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,235	5,667

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nestle Holdings
4.000%, 09/24/2048 (B)	$1,425	$1,711
3.500%, 09/24/2025 (B)	6,080	6,574
Northwell Healthcare
4.260%, 11/01/2047	1,915	2,236
Northwestern University
3.662%, 12/01/2057	1,820	2,231
Novartis Capital
3.000%, 11/20/2025	4,030	4,271
PepsiCo
3.450%, 10/06/2046	2,386	2,633
3.375%, 07/29/2049	3,120	3,417
2.375%, 10/06/2026	5,960	6,106
Philip Morris International
4.500%, 03/20/2042	4,140	4,702
3.875%, 08/21/2042	3,895	3,999
2.500%, 11/02/2022	4,545	4,595
2.375%, 08/17/2022	3,045	3,072
2.000%, 02/21/2020	3,805	3,801
Procter & Gamble
1.900%, 10/23/2020	4,250	4,253
Reynolds American
8.125%, 05/01/2040	980	1,353
4.450%, 06/12/2025	1,540	1,667
Roche Holdings
2.625%, 05/15/2026 (B)	3,145	3,256
Sanofi
3.375%, 06/19/2023	2,979	3,132
SSM Health Care
3.688%, 06/01/2023	7,331	7,747
Takeda Pharmaceutical
5.000%, 11/26/2028 (B)	4,145	4,905
Tyson Foods Inc
4.000%, 03/01/2026	1,060	1,155
University of Southern California
5.250%, 10/01/2111	3,250	5,156
Walmart
4.050%, 06/29/2048	5,284	6,577
3.550%, 06/26/2025	4,090	4,441
3.250%, 07/08/2029	4,435	4,869
2.550%, 04/11/2023	7,430	7,616
2.350%, 12/15/2022	4,560	4,644
		260,006

Energy — 5.5%
Anadarko Petroleum
6.450%, 09/15/2036	1,700	2,139
5.027%, 10/10/2036 (A)	11,000	5,464
Baker Hughes a GE LLC
2.773%, 12/15/2022	2,320	2,359
BP Capital Markets
3.723%, 11/28/2028	2,159	2,369
3.279%, 09/19/2027	1,785	1,892
BP Capital Markets America
3.937%, 09/21/2028	2,160	2,413
3.216%, 11/28/2023	5,420	5,652
2.520%, 09/19/2022	4,340	4,403
Canadian Oil Sands
4.500%, 04/01/2022 (B)	1,950	2,030
Cenovus Energy
4.250%, 04/15/2027	3,185	3,325
Chevron
2.895%, 03/03/2024	3,915	4,083
Concho Resources
4.300%, 08/15/2028	1,977	2,151
ConocoPhillips
6.500%, 02/01/2039	3,065	4,502
3.058%, VAR ICE LIBOR USD 3 Month+0.900%, 05/15/2022	3,955	4,004

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Continental Resources
5.000%, 09/15/2022	$1,280	$1,291
Devon Financing
7.875%, 09/30/2031	1,506	2,161
Energy Transfer Operating
4.650%, 06/01/2021	2,982	3,096
Eni
4.000%, 09/12/2023 (B)	6,800	7,180
EnLink Midstream Partners
5.050%, 04/01/2045	1,830	1,510
Enterprise Products Operating LLC
4.200%, 01/31/2050	3,335	3,623
3.900%, 02/15/2024	4,250	4,545
3.125%, 07/31/2029	3,540	3,668
EQM Midstream Partners
5.500%, 07/15/2028	920	932
Exxon Mobil
3.043%, 03/01/2026	1,985	2,108
2.995%, 08/16/2039	2,830	2,910
Hess
6.000%, 01/15/2040	2,630	2,988
Kinder Morgan
5.550%, 06/01/2045	1,870	2,243
Lukoil International Finance BV
6.125%, 11/09/2020 (B)	2,030	2,112
MPLX
4.800%, 02/15/2029	2,120	2,358
4.500%, 07/15/2023	1,350	1,440
National Oilwell Varco
2.600%, 12/01/2022	3,604	3,606
Northern Natural Gas
4.250%, 06/01/2021 (B)	720	741
Petroleos Mexicanos MTN
4.625%, 09/21/2023	3,405	3,407
Rockies Express Pipeline LLC
4.950%, 07/15/2029 (B)	2,085	2,126
Sabal Trail Transmission LLC
4.246%, 05/01/2028 (B)	3,345	3,704
Sabine Pass Liquefaction LLC
5.750%, 05/15/2024	1,775	1,982
5.000%, 03/15/2027	1,740	1,921
Saudi Arabian Oil MTN
4.375%, 04/16/2049 (B)	1,085	1,241
3.500%, 04/16/2029 (B)	1,920	2,049
2.750%, 04/16/2022 (B)	2,985	3,030
Schlumberger Holdings
3.900%, 05/17/2028 (B)	2,444	2,599
Shell International Finance BV
6.375%, 12/15/2038	1,435	2,124
4.125%, 05/11/2035	6,945	8,109
4.000%, 05/10/2046	3,115	3,659
3.750%, 09/12/2046	2,600	2,962
3.400%, 08/12/2023	5,525	5,843
2.500%, 09/12/2026	310	319
2.250%, 11/10/2020	3,990	4,009
Spectra Energy Partners
3.375%, 10/15/2026	1,795	1,876
Tennessee Gas Pipeline
8.375%, 06/15/2032	535	754
Total Capital
3.883%, 10/11/2028	12,360	13,972
Total Capital International
2.829%, 01/10/2030	3,570	3,697
TransCanada PipeLines
3.750%, 10/16/2023	5,000	5,267
Williams Partners
5.800%, 11/15/2043	745	890
		170,838

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Financials — 32.3%
Aflac
4.750%, 01/15/2049	$2,215	$2,783
AIA Group
3.600%, 04/09/2029 (B)	9,500	10,298
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (B)	1,406	1,992
American Express
3.700%, 11/05/2021	10,350	10,710
3.700%, 08/03/2023	6,415	6,798
2.500%, 08/01/2022	15,971	16,196
2.200%, 10/30/2020	1,730	1,733
American International Group
4.750%, 04/01/2048	3,755	4,474
4.500%, 07/16/2044	2,765	3,158
Ameriprise Financial
4.000%, 10/15/2023	2,450	2,633
Apollo Management Holdings
5.000%, 03/15/2048 (B)	2,830	3,297
4.400%, 05/27/2026 (B)	1,140	1,229
4.000%, 05/30/2024 (B)	6,353	6,757
Athene Global Funding
3.000%, 07/01/2022 (B)	3,480	3,548
Athene Holding
4.125%, 01/12/2028	1,160	1,187
AXA Equitable Holdings
3.900%, 04/20/2023	2,440	2,562
Banco Santander
3.125%, 02/23/2023	3,165	3,237
2.706%, 06/27/2024	12,630	12,855
Bancolombia
5.950%, 06/03/2021	2,040	2,153
Bank of America
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	70	74
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/2026	12,335	12,930
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	6,072	6,233
Bank of America MTN
4.450%, 03/03/2026	900	990
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	2,235	2,728
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	19,665	22,190
4.183%, 11/25/2027	6,735	7,327
4.000%, 01/22/2025	1,300	1,389
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	1,170	1,286
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	13,945	15,042
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	55	59
3.458%, VAR ICE LIBOR USD 3 Month+0.970%, 03/15/2025	9,300	9,771
3.248%, 10/21/2027	7,165	7,560
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/2021	4,405	4,412
Bank of America NA
6.000%, 10/15/2036	430	602
Bank of Montreal MTN
3.300%, 02/05/2024	4,395	4,605
1.900%, 08/27/2021	4,875	4,877
Bank of New York Mellon MTN
3.450%, 08/11/2023	6,615	6,966
2.450%, 08/17/2026	630	639
Barclays
4.610%, VAR ICE LIBOR USD 3 Month+1.400%, 02/15/2023	2,690	2,787

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.932%, VAR ICE LIBOR USD 3 Month+1.610%, 05/07/2025	$4,240	$4,359
BB&T MTN
3.875%, 03/19/2029	5,600	6,173
3.050%, 06/20/2022	11,280	11,571
2.850%, 10/26/2024	2,315	2,389
Berkshire Hathaway
3.125%, 03/15/2026	1,978	2,097
2.750%, 03/15/2023	1,860	1,919
Berkshire Hathaway Finance
4.250%, 01/15/2049	90	109
BGC Partners
5.375%, 07/24/2023	1,135	1,223
Blackstone Holdings Finance LLC
5.000%, 06/15/2044 (B)	738	919
4.750%, 02/15/2023 (B)	2,014	2,185
4.450%, 07/15/2045 (B)	1,534	1,762
Branch Banking & Trust
3.800%, 10/30/2026	1,780	1,930
2.850%, 04/01/2021	5,282	5,345
Canadian Imperial Bank of Commerce
3.500%, 09/13/2023	8,260	8,741
Cantor Fitzgerald
4.875%, 05/01/2024 (B)	4,000	4,240
Capital One Bank USA
3.375%, 02/15/2023	1,390	1,434
Capital One Financial
3.300%, 10/30/2024	4,618	4,789
Carlyle Holdings Finance LLC
3.875%, 02/01/2023 (B)	861	897
CDP Financial
5.600%, 11/25/2039 (B)	700	1,013
4.400%, 11/25/2019 (B)	3,790	3,810
Charles Schwab
4.450%, 07/22/2020	1,720	1,756
3.850%, 05/21/2025	5,330	5,778
2.650%, 01/25/2023	8,551	8,756
Chubb INA Holdings
4.350%, 11/03/2045	1,138	1,436
2.875%, 11/03/2022	1,925	1,982
2.300%, 11/03/2020	7,290	7,319
Cincinnati Financial
6.125%, 11/01/2034	2,882	4,003
Citibank
2.100%, 06/12/2020	2,000	2,002
Citigroup
8.125%, 07/15/2039	3,189	5,329
5.500%, 09/13/2025	860	985
4.650%, 07/23/2048	5,718	7,189
4.450%, 09/29/2027	290	319
3.400%, 05/01/2026	6,375	6,742
2.900%, 12/08/2021	4,200	4,273
CME Group
4.150%, 06/15/2048	6,449	7,931
Cooperatieve Rabobank UA
4.625%, 12/01/2023	2,940	3,178
3.875%, 09/26/2023 (B)	3,000	3,198
3.193%, VAR ICE LIBOR USD 3 Month+0.860%, 09/26/2023 (B)	6,790	6,806
Credit Agricole MTN
3.750%, 04/24/2023 (B)	4,640	4,859
Credit Suisse NY
3.000%, 10/29/2021	3,680	3,753
Discover Bank
4.650%, 09/13/2028	1,355	1,532
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/2054 (B)	1,640	1,948

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Fifth Third Bank
3.350%, 07/26/2021	$3,120	$3,193
2.875%, 10/01/2021	3,570	3,625
First Republic Bank
2.500%, 06/06/2022	1,718	1,731
Five Corners Funding Trust
4.419%, 11/15/2023 (B)	4,190	4,550
Goldman Sachs Capital I
6.345%, 02/15/2034	1,595	2,079
Goldman Sachs Group
6.750%, 10/01/2037	1,175	1,609
6.450%, 05/01/2036	445	596
5.750%, 01/24/2022	435	471
4.750%, 10/21/2045	100	124
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	1,595	1,835
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	7,627	8,446
3.850%, 01/26/2027	140	149
3.500%, 01/23/2025	2,220	2,333
3.500%, 11/16/2026	4,613	4,831
3.328%, VAR ICE LIBOR USD 3 Month+1.170%, 05/15/2026	1,125	1,125
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	9,475	9,857
3.000%, 04/26/2022	5,905	5,983
2.908%, VAR ICE LIBOR USD 3 Month+1.053%, 06/05/2023	1,025	1,043
2.876%, VAR ICE LIBOR USD 3 Month+0.821%, 10/31/2022	4,463	4,524
Goldman Sachs Group MTN
4.800%, 07/08/2044	6,040	7,426
4.006%, VAR ICE LIBOR USD 3 Month+1.750%, 10/28/2027	1,680	1,732
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	4,060	4,124
HSBC Bank PLC
7.650%, 05/01/2025	2,880	3,475
HSBC Bank USA
5.875%, 11/01/2034	6,510	8,498
HSBC Holdings
6.500%, 09/15/2037	495	671
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	11,362	12,127
3.900%, 05/25/2026	1,170	1,252
3.262%, VAR ICE LIBOR USD 3 Month+1.055%, 03/13/2023	12,675	12,942
Huntington National Bank
2.375%, 03/10/2020	2,295	2,297
ING Bank
5.800%, 09/25/2023 (B)	2,845	3,157
ING Groep
4.625%, 01/06/2026 (B)	3,375	3,756
4.100%, 10/02/2023	3,950	4,221
3.550%, 04/09/2024	4,365	4,576
Intercontinental Exchange
4.250%, 09/21/2048	4,417	5,438
2.750%, 12/01/2020	5,325	5,363
JPMorgan Chase
8.750%, 09/01/2030	1,291	1,931
6.400%, 05/15/2038	3,152	4,594
5.500%, 10/15/2040	1,000	1,370
5.000%, VAR United States Secured Overnight Financing Rate+3.380%, 02/01/2168	1,795	1,862
4.625%, 05/10/2021	885	922
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	9,350	10,749

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	$1,265	$1,537
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	365	419
3.960%, VAR ICE LIBOR USD 3 Month+1.245%, 01/29/2027	2,700	2,941
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	4,740	5,447
3.875%, 09/10/2024	9,541	10,201
3.509%, VAR ICE LIBOR USD 3 Month+0.945%, 01/23/2029	15,247	16,336
3.250%, 09/23/2022	3,629	3,761
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/2025	2,230	2,331
3.200%, 01/25/2023	3,400	3,532
3.200%, 06/15/2026	15,395	16,134
2.700%, 05/18/2023	3,735	3,821
KKR Group Finance III LLC
5.125%, 06/01/2044 (B)	3,938	4,686
Kreditanstalt fuer Wiederaufbau
2.500%, 02/15/2022	24,730	25,321
2.125%, 01/17/2023	3,320	3,391
Kreditanstalt fuer Wiederaufbau MTN
1.750%, 03/31/2020	4,060	4,054
1.500%, 04/20/2020	3,685	3,675
Macquarie Group
3.189%, VAR ICE LIBOR USD 3 Month+1.023%, 11/28/2023 (B)	7,108	7,267
MetLife
4.050%, 03/01/2045	1,250	1,431
3.000%, 03/01/2025	2,500	2,607
Metropolitan Life Global Funding I
2.400%, 01/08/2021 (B)	6,350	6,387
Metropolitan Life Global Funding I MTN
3.600%, 01/11/2024 (B)	5,645	6,007
3.050%, 06/17/2029 (B)	2,890	3,066
2.400%, 06/17/2022 (B)	4,174	4,215
Mitsubishi UFJ Financial Group
3.195%, 07/18/2029	7,835	8,209
2.998%, 02/22/2022	4,965	5,061
Morgan Stanley
3.625%, 01/20/2027	12,885	13,782
2.650%, 01/27/2020	2,900	2,905
Morgan Stanley MTN
6.375%, 07/24/2042	2,070	3,064
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/2030	1,710	1,948
4.300%, 01/27/2045	4,600	5,443
4.000%, 07/23/2025	2,915	3,157
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	1,800	2,010
3.875%, 04/29/2024	4,860	5,214
3.750%, 02/25/2023	14,607	15,363
2.500%, 04/21/2021	3,850	3,871
MUFG Americas Holdings
3.000%, 02/10/2025	2,915	2,995
MUFG Union Bank
3.150%, 04/01/2022	6,130	6,296
National Rural Utilities Cooperative Finance
4.750%, VAR ICE LIBOR USD 3 Month+2.910%, 04/30/2043	2,056	2,081
4.400%, 11/01/2048	4,055	5,051
4.300%, 03/15/2049	2,558	3,155
4.023%, 11/01/2032	385	452
Nationwide Mutual Insurance
9.375%, 08/15/2039 (B)	1,360	2,354

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
New York Life Global Funding
3.250%, 08/06/2021 (B)	$4,985	$5,106
1.950%, 02/11/2020 (B)	3,500	3,499
New York Life Global Funding MTN
2.000%, 04/13/2021 (B)	11,500	11,512
New York Life Insurance
4.450%, 05/15/2069 (B)	2,010	2,453
Ontario Teachers’ Cadillac Fairview
Properties Trust
4.125%, 02/01/2029 (B)	2,710	3,066
Pacific Life Insurance
4.300%, VAR ICE LIBOR USD 3 Month+2.796%, 10/24/2067 (B)	1,455	1,564
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (B)	4,431	4,681
PNC Bank
3.300%, 10/30/2024	1,840	1,948
2.150%, 04/29/2021	5,505	5,520
PNC Financial Services Group
2.600%, 07/23/2026	7,580	7,739
Pricoa Global Funding I
3.450%, 09/01/2023 (B)	4,750	4,984
2.200%, 06/03/2021 (B)	3,330	3,340
Principal Financial Group
3.700%, 05/15/2029	1,335	1,451
Principal Life Global Funding II
2.625%, 11/19/2020 (B)	3,038	3,056
2.375%, 11/21/2021 (B)	3,000	3,017
Prudential Financial MTN
5.700%, 12/14/2036	1,660	2,220
4.350%, 02/25/2050	4,695	5,605
Royal Bank of Canada MTN
2.500%, 01/19/2021	2,165	2,183
2.125%, 03/02/2020	2,455	2,456
Royal Bank of Scotland Group
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/2023	4,090	4,139
Santander UK Group Holdings
3.823%, VAR ICE LIBOR USD 3 Month+1.400%, 11/03/2028	245	252
Securian Financial Group
4.800%, 04/15/2048 (B)	1,938	2,345
Standard Chartered
4.247%, VAR ICE LIBOR USD 3 Month+1.150%, 01/20/2023 (B)	4,602	4,757
Sumitomo Mitsui Financial Group
3.040%, 07/16/2029	2,025	2,095
SunTrust Bank
4.050%, 11/03/2025	4,330	4,753
4.000%, 05/01/2025	7,580	8,258
3.525%, VAR ICE LIBOR USD 3 Month+0.500%, 10/26/2021	2,803	2,845
3.200%, 04/01/2024	6,235	6,527
Svenska Handelsbanken
1.950%, 09/08/2020	2,364	2,364
Svenska Handelsbanken MTN
3.350%, 05/24/2021	2,200	2,249
Synchrony Financial
2.850%, 07/25/2022	5,020	5,088
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (B)	1,775	2,233
4.270%, 05/15/2047 (B)	835	977
Travelers
3.750%, 05/15/2046	1,505	1,693
UBS
2.450%, 12/01/2020 (B)	2,930	2,942
UBS MTN
4.500%, 06/26/2048 (B)	3,010	3,882

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
UBS Group Funding Switzerland
4.253%, 03/23/2028 (B)	$1,395	$1,543
4.125%, 09/24/2025 (B)	1,240	1,349
3.491%, 05/23/2023 (B)	3,805	3,920
US Bancorp
3.375%, 02/05/2024	5,620	5,947
US Bancorp MTN
3.000%, 07/30/2029	10,320	10,791
2.950%, 07/15/2022	2,110	2,165
2.625%, 01/24/2022	2,184	2,220
Validus Holdings
8.875%, 01/26/2040	1,760	2,910
WEA Finance LLC
3.250%, 10/05/2020 (B)	150	152
2.700%, 09/17/2019 (B)	2,500	2,500
Wells Fargo
5.606%, 01/15/2044	3,571	4,791
3.069%, 01/24/2023	12,595	12,880
3.000%, 04/22/2026	8,965	9,282
2.500%, 03/04/2021	3,595	3,616
Wells Fargo MTN
4.900%, 11/17/2045	1,385	1,723
4.750%, 12/07/2046	12,183	14,925
4.400%, 06/14/2046	3,445	3,999
4.300%, 07/22/2027	939	1,040
4.150%, 01/24/2029	3,990	4,471
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	6,541	7,013
3.196%, VAR ICE LIBOR USD 3 Month+1.170%, 06/17/2027	8,330	8,675
Wells Fargo Bank
3.625%, 10/22/2021	9,405	9,703
Wells Fargo Capital X
5.950%, 12/15/2036	975	1,216
		1,009,241

Health Care — 6.1%
Abbott Laboratories
2.950%, 03/15/2025	1,710	1,780
AbbVie
3.750%, 11/14/2023	3,845	4,055
Amgen
6.375%, 06/01/2037	259	353
Ascension Health
3.945%, 11/15/2046	4,194	5,034
AstraZeneca
3.375%, 11/16/2025	2,625	2,783
Becton Dickinson
3.700%, 06/06/2027	1,438	1,540
Boston Scientific
3.750%, 03/01/2026	2,670	2,866
Bristol-Myers Squibb
3.400%, 07/26/2029 (B)	4,405	4,768
3.200%, 06/15/2026 (B)	1,325	1,400
2.900%, 07/26/2024 (B)	4,245	4,400
2.550%, 05/14/2021 (B)	3,550	3,593
Celgene
4.550%, 02/20/2048	250	305
Cigna
4.125%, 11/15/2025	4,459	4,850
CVS Health
4.100%, 03/25/2025	2,917	3,122
3.250%, 08/15/2029	1,910	1,940
3.000%, 08/15/2026	2,060	2,085
2.625%, 08/15/2024	2,295	2,311
Dignity Health
2.637%, 11/01/2019	4,364	4,364

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Eli Lilly
3.375%, 03/15/2029	$3,155	$3,465
3.100%, 05/15/2027	2,355	2,516
Gilead Sciences
4.800%, 04/01/2044	1,300	1,570
4.750%, 03/01/2046	1,625	1,976
4.000%, 09/01/2036	1,120	1,277
3.250%, 09/01/2022	5,645	5,849
2.550%, 09/01/2020	6,970	7,007
GlaxoSmithKline Capital
3.875%, 05/15/2028	2,040	2,284
3.125%, 05/14/2021	4,875	4,963
2.875%, 06/01/2022	4,750	4,857
HCA
5.250%, 06/15/2049	2,225	2,484
4.125%, 06/15/2029	3,210	3,415
Johnson & Johnson
2.900%, 01/15/2028	2,435	2,584
2.625%, 01/15/2025	7,063	7,329
Medtronic
4.625%, 03/15/2045	1,196	1,554
4.375%, 03/15/2035	3,459	4,203
3.150%, 03/15/2022	1,016	1,051
Merck
3.900%, 03/07/2039	2,805	3,314
3.600%, 09/15/2042	2,000	2,252
3.400%, 03/07/2029	4,305	4,739
2.750%, 02/10/2025	955	994
2.350%, 02/10/2022	3,555	3,607
New York - Presbyterian Hospital
4.763%, 08/01/2116	1,395	1,784
Pfizer
4.000%, 03/15/2049	2,550	3,001
3.000%, 12/15/2026	2,020	2,137
Pharmacia
6.600%, 12/01/2028	1,000	1,351
UnitedHealth Group
6.875%, 02/15/2038	2,300	3,469
6.500%, 06/15/2037	1,645	2,387
4.700%, 02/15/2021	4,480	4,621
4.625%, 07/15/2035	5,070	6,225
4.200%, 01/15/2047	1,432	1,677
3.875%, 12/15/2028	1,835	2,060
3.850%, 06/15/2028	2,500	2,782
3.750%, 07/15/2025	3,700	4,025
3.700%, 12/15/2025	1,705	1,857
3.500%, 02/15/2024	6,660	7,066
2.875%, 03/15/2023	3,300	3,395
2.875%, 08/15/2029	2,500	2,605
2.375%, 10/15/2022	4,155	4,210
2.125%, 03/15/2021	6,980	6,995
Wyeth
5.950%, 04/01/2037	3,700	5,160
		191,646

Industrials — 8.2%
3M
3.250%, 08/26/2049	2,800	2,832
3M MTN
3.375%, 03/01/2029	2,295	2,488
3.250%, 02/14/2024	4,102	4,332
Air Lease
3.875%, 07/03/2023	4,406	4,615
Airbus
3.950%, 04/10/2047 (B)	2,800	3,327
American Airlines, Pass Through Trust, Ser 2019-1, Cl A
3.500%, 02/15/2032	2,530	2,610

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Airlines, Pass-Through Trust, Ser 2013-1, CL A
4.000%, 07/15/2025	$2,014	$2,137
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	5,031	5,297
Aviation Capital Group LLC
2.875%, 01/20/2022 (B)	2,055	2,086
BAE Systems Holdings
3.800%, 10/07/2024 (B)	1,700	1,804
BAE Systems PLC
5.800%, 10/11/2041 (B)	1,940	2,577
Boeing
3.850%, 11/01/2048	2,180	2,454
3.550%, 03/01/2038	1,115	1,191
3.100%, 05/01/2026	6,030	6,371
2.950%, 02/01/2030	4,375	4,561
2.700%, 05/01/2022	3,350	3,414
1.875%, 06/15/2023	2,840	2,824
Burlington Northern Santa Fe LLC
6.150%, 05/01/2037	2,440	3,441
4.900%, 04/01/2044	2,563	3,285
4.550%, 09/01/2044	4,595	5,598
4.150%, 04/01/2045	2,845	3,336
4.050%, 06/15/2048	1,220	1,433
Canadian National Railway
4.450%, 01/20/2049	3,000	3,896
Caterpillar
3.803%, 08/15/2042	1,390	1,606
3.400%, 05/15/2024	3,050	3,247
Caterpillar Financial Services MTN
3.150%, 09/07/2021	3,270	3,355
2.950%, 05/15/2020	9,405	9,458
2.950%, 02/26/2022	5,605	5,746
2.550%, 11/29/2022	7,975	8,114
2.250%, 12/01/2019	200	200
2.000%, 11/29/2019	4,030	4,028
Continental Airlines, Pass-Through Trust, Ser 2009-2, Cl A
7.250%, 11/10/2019	114	114
Continental Airlines, Pass-Through Trust, Ser 2012-1, Cl A
4.150%, 04/11/2024	2,805	2,972
Continental Airlines, Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	3,529	3,739
Delta Air Lines, Pass-Through Trust, Ser 2012-1, Cl A
4.750%, 05/07/2020	2,002	2,030
Delta Air Lines, Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/2027	1,300	1,339
Fortive
2.350%, 06/15/2021	1,720	1,720
GE Capital International Funding Unlimited
4.418%, 11/15/2035	9,142	9,295
2.342%, 11/15/2020	11,471	11,393
General Dynamics
2.875%, 05/11/2020	5,020	5,050
1.875%, 08/15/2023	2,445	2,442
General Electric
2.700%, 10/09/2022	3,900	3,875

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
John Deere Capital
3.650%, 10/12/2023	$4,902	$5,238
2.550%, 01/08/2021	2,500	2,520
John Deere Capital MTN
3.450%, 06/07/2023	4,705	4,982
3.125%, 09/10/2021	2,615	2,679
2.950%, 04/01/2022	5,600	5,733
2.800%, 03/04/2021	3,340	3,379
2.800%, 07/18/2029	4,220	4,385
2.650%, 06/24/2024	4,430	4,560
2.650%, 06/10/2026	320	332
Norfolk Southern
3.800%, 08/01/2028	3,180	3,552
Northrop Grumman
2.930%, 01/15/2025	4,495	4,652
PACCAR Financial MTN
2.200%, 09/15/2019	4,000	4,000
1.650%, 08/11/2021	1,200	1,191
Parker-Hannifin
3.250%, 06/14/2029	1,600	1,681
Penske Truck Leasing LP
3.950%, 03/10/2025 (B)	2,752	2,928
3.450%, 07/01/2024 (B)	5,540	5,767
Raytheon
2.500%, 12/15/2022	6,107	6,186
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (B)	1,880	1,925
1.700%, 09/15/2021 (B)	3,850	3,822
SMBC Aviation Capital Finance DAC
3.000%, 07/15/2022 (B)	2,035	2,069
Snap-on
4.100%, 03/01/2048	570	682
Southwest Airlines, Pass-Through Trust, Ser 2007-1
6.150%, 08/01/2022	452	478
TTX
4.600%, 02/01/2049 (B)	2,100	2,664
TTX MTN
3.600%, 01/15/2025 (B)	3,243	3,459
2.600%, 06/15/2020 (B)	2,620	2,620
United Airlines, Pass-Through Trust, Ser 2016-1, Cl B
3.650%, 01/07/2026	2,131	2,180
United Airlines, Pass-Through Trust, Ser 2018-1, Cl B
4.600%, 03/01/2026	1,285	1,345
United Airlines, Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	1,640	1,840
United Parcel Service
3.750%, 11/15/2047	3,396	3,750
United Technologies
4.500%, 06/01/2042	2,300	2,776
US Airways, Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	124	135
Vinci
3.750%, 04/10/2029 (B)	3,310	3,665
WW Grainger
4.200%, 05/15/2047	2,510	2,874
		255,681

Information Technology — 7.1%
Apple
4.650%, 02/23/2046	4,690	5,986
4.500%, 02/23/2036	2,335	2,879
4.375%, 05/13/2045	515	634
3.850%, 08/04/2046	7,080	8,139
3.350%, 02/09/2027	3,730	4,031

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.250%, 02/23/2026	$19,645	$21,031
3.000%, 02/09/2024	3,720	3,889
2.850%, 05/06/2021	2,722	2,768
2.850%, 05/11/2024	1,055	1,099
Applied Materials
3.900%, 10/01/2025	3,155	3,461
2.625%, 10/01/2020	2,312	2,327
Broadcom
2.650%, 01/15/2023	3,066	3,061
Cisco Systems
5.900%, 02/15/2039	2,007	2,915
2.450%, 06/15/2020	5,995	6,017
2.200%, 02/28/2021	4,035	4,061
2.200%, 09/20/2023	3,970	4,030
Dell International LLC
8.350%, 07/15/2046 (B)	2,525	3,316
8.100%, 07/15/2036 (B)	645	818
Genpact Luxembourg Sarl
3.700%, 04/01/2022	3,310	3,374
Hewlett Packard Enterprise
3.500%, 10/05/2021	1,845	1,887
IBM Credit LLC
3.450%, 11/30/2020	3,750	3,815
Intel
4.000%, 12/15/2032	4,300	5,121
3.734%, 12/08/2047	2,461	2,803
2.875%, 05/11/2024	5,830	6,086
International Business Machines
4.150%, 05/15/2039	2,080	2,402
3.500%, 05/15/2029	5,250	5,696
3.300%, 05/15/2026	1,805	1,913
Marvell Technology Group
4.200%, 06/22/2023	1,175	1,240
Mastercard
2.950%, 06/01/2029	2,420	2,588
Microsoft
4.100%, 02/06/2037	6,243	7,539
4.000%, 02/12/2055	1,100	1,357
3.700%, 08/08/2046	9,164	10,775
3.500%, 02/12/2035	1,265	1,425
3.450%, 08/08/2036	115	129
3.300%, 02/06/2027	4,705	5,140
2.400%, 08/08/2026	5,820	6,016
2.000%, 08/08/2023	4,475	4,531
NXP BV
4.875%, 03/01/2024 (B)	3,252	3,542
Oracle
4.300%, 07/08/2034	3,260	3,837
4.125%, 05/15/2045	320	370
4.000%, 07/15/2046	7,940	9,040
3.800%, 11/15/2037	1,315	1,470
2.950%, 05/15/2025	2,160	2,258
2.650%, 07/15/2026	5,610	5,751
2.500%, 05/15/2022	4,700	4,769
2.400%, 09/15/2023	3,760	3,816
QUALCOMM
4.300%, 05/20/2047	2,943	3,335
2.600%, 01/30/2023	5,375	5,476
Texas Instruments
4.150%, 05/15/2048	3,579	4,436
2.250%, 09/04/2029	15,435	15,487
Visa
3.150%, 12/14/2025	375	401
2.200%, 12/14/2020	2,755	2,768
		221,055

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Materials — 0.4%
BHP Billiton Finance USA
6.420%, 03/01/2026	$1,510	$1,866
5.000%, 09/30/2043	1,400	1,850
Braskem Netherlands Finance BV
3.500%, 01/10/2023 (B)	2,370	2,358
DuPont de Nemours
5.319%, 11/15/2038	2,330	2,870
Praxair
3.200%, 01/30/2026	2,315	2,470
Rio Tinto Finance USA
5.200%, 11/02/2040	1,185	1,560
Suzano Austria GmbH
7.000%, 03/16/2047 (B)	1,120	1,301
		14,275

Real Estate — 2.3%

AvalonBay Communities MTN
3.350%, 05/15/2027	2,980	3,198
2.950%, 05/11/2026	2,182	2,273
Boston Properties
4.500%, 12/01/2028	2,630	3,038
3.850%, 02/01/2023	2,780	2,932
Brixmor Operating Partnership
4.125%, 05/15/2029	2,255	2,439
Camden Property Trust
4.100%, 10/15/2028	1,780	2,016
Crown Castle Towers LLC
3.663%, 05/15/2025 (B)	3,600	3,788
ERP Operating
4.150%, 12/01/2028	1,855	2,109
HCP
4.250%, 11/15/2023	1,970	2,117
3.250%, 07/15/2026	1,900	1,965
Kimco Realty
3.300%, 02/01/2025	2,000	2,076
Newmark Group
6.125%, 11/15/2023	3,140	3,410
Realty Income
3.250%, 10/15/2022	4,970	5,153
Regency Centers
4.650%, 03/15/2049	420	513
4.400%, 02/01/2047	1,845	2,157
Sabra Health Care
4.800%, 06/01/2024	940	985
Simon Property Group
6.750%, 02/01/2040	470	709
4.375%, 03/01/2021	2,300	2,367
4.250%, 11/30/2046	1,864	2,242
3.375%, 10/01/2024	5,488	5,829
UDR
3.000%, 08/15/2031	2,675	2,729
Ventas Realty
4.400%, 01/15/2029	5,598	6,288
3.125%, 06/15/2023	1,560	1,610
Vornado Realty
3.500%, 01/15/2025	3,895	4,029
Welltower
4.950%, 09/01/2048	2,632	3,256
WP Carey
4.600%, 04/01/2024	2,670	2,871
		72,099

Utilities — 8.2%
Alabama Power
3.850%, 12/01/2042	600	675
3.700%, 12/01/2047	2,800	3,120
2.450%, 03/30/2022	2,490	2,511

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ameren Illinois
4.500%, 03/15/2049	$6,945	$8,809
2.700%, 09/01/2022	2,000	2,045
Aqua America
4.276%, 05/01/2049	1,175	1,396
3.566%, 05/01/2029	1,695	1,845
Atmos Energy
4.125%, 03/15/2049	3,375	4,071
Berkshire Hathaway Energy
3.800%, 07/15/2048	1,065	1,183
3.250%, 04/15/2028	1,720	1,828
Boston Gas
3.001%, 08/01/2029 (B)	715	745
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	2,215	2,761
CMS Energy
3.000%, 05/15/2026	4,285	4,410
Commonwealth Edison
4.700%, 01/15/2044	2,000	2,549
4.000%, 08/01/2020	35	35
4.000%, 03/01/2048	3,560	4,161
2.550%, 06/15/2026	4,665	4,783
Consolidated Edison
2.000%, 03/15/2020	1,985	1,983
Consolidated Edison of New York
3.875%, 06/15/2047	3,000	3,353
3.800%, 05/15/2028	5,645	6,247
Dominion Energy
3.071%, 08/15/2024 (C)	3,235	3,326
Dominion Energy South Carolina
4.600%, 06/15/2043	1,000	1,235
4.250%, 08/15/2028	5,318	6,193
Duke Energy Carolinas LLC
5.300%, 02/15/2040	1,700	2,249
3.900%, 06/15/2021	230	237
3.875%, 03/15/2046	3,800	4,342
3.350%, 05/15/2022	11,290	11,707
Duke Energy Florida LLC
3.100%, 08/15/2021	4,530	4,596
Duke Energy Indiana LLC
6.350%, 08/15/2038	335	500
4.900%, 07/15/2043	235	303
Duke Energy Progress LLC
4.200%, 08/15/2045	2,125	2,508
4.100%, 05/15/2042	946	1,103
3.000%, 09/15/2021	3,745	3,819
2.800%, 05/15/2022	4,400	4,493
Electricite de France
4.950%, 10/13/2045 (B)	1,975	2,388
4.750%, 10/13/2035 (B)	900	1,033
Enel Finance International
4.625%, 09/14/2025 (B)	6,385	6,971
Entergy Louisiana LLC
4.200%, 09/01/2048	4,565	5,534
Entergy Mississippi LLC
2.850%, 06/01/2028	3,595	3,737
Evergy
5.292%, 06/15/2022 (C)	1,190	1,273
Eversource Energy
3.800%, 12/01/2023	2,905	3,091
2.900%, 10/01/2024	4,420	4,562
2.750%, 03/15/2022	1,245	1,265
Exelon
3.950%, 06/15/2025	1,846	1,986
Florida Power & Light
5.960%, 04/01/2039	135	194
5.690%, 03/01/2040	1,621	2,273
4.125%, 02/01/2042	3,325	3,960

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Georgia Power
4.300%, 03/15/2043	$3,825	$4,332
Indiana Michigan Power
4.250%, 08/15/2048	515	624
Indianapolis Power & Light
4.700%, 09/01/2045 (B)	2,275	2,812
4.050%, 05/01/2046 (B)	60	69
Kentucky Utilities
5.125%, 11/01/2040	300	390
NextEra Energy Capital Holdings
3.500%, 04/01/2029	7,615	8,159
Niagara Mohawk Power
4.278%, 10/01/2034 (B)	1,959	2,321
3.508%, 10/01/2024 (B)	125	132
Northern States Power
7.125%, 07/01/2025	3,220	4,027
NSTAR Electric
3.250%, 05/15/2029	2,684	2,882
Oglethorpe Power
5.375%, 11/01/2040	1,435	1,814
4.250%, 04/01/2046	1,125	1,202
4.200%, 12/01/2042	165	180
Oncor Electric Delivery LLC
5.300%, 06/01/2042	2,990	4,059
3.750%, 04/01/2045	3,130	3,551
PacifiCorp
6.250%, 10/15/2037	2,195	3,150
6.000%, 01/15/2039	4,235	6,064
2.950%, 06/01/2023	4,940	5,097
PPL Electric Utilities
4.150%, 06/15/2048	2,400	2,865
3.950%, 06/01/2047	1,802	2,078
Public Service Electric & Gas MTN
4.050%, 05/01/2048	2,792	3,309
3.700%, 05/01/2028	1,180	1,314
3.250%, 09/01/2023	1,450	1,524
Public Service of Colorado
6.250%, 09/01/2037	205	295
3.200%, 03/01/2050	1,540	1,607
Public Service of New Hampshire
3.600%, 07/01/2049	6,535	7,315
Public Service of Oklahoma
6.625%, 11/15/2037	960	1,357
San Diego Gas & Electric
4.500%, 08/15/2040	2,025	2,405
3.600%, 09/01/2023	1,224	1,287
3.000%, 08/15/2021	3,840	3,911
Sempra Energy
4.000%, 02/01/2048	470	510
3.800%, 02/01/2038	1,135	1,191
3.400%, 02/01/2028	1,680	1,751
2.900%, 02/01/2023	4,104	4,190
Southern California Edison
3.875%, 06/01/2021	8,795	9,000
2.850%, 08/01/2029	2,500	2,545
1.845%, 02/01/2022	1,952	1,921
Southern California Gas
5.125%, 11/15/2040	10	13
4.300%, 01/15/2049	1,025	1,246
3.750%, 09/15/2042	175	194
Tampa Electric
3.625%, 06/15/2050	4,580	4,980
Union Electric
4.000%, 04/01/2048	1,930	2,263
Wisconsin Power & Light
3.050%, 10/15/2027	2,300	2,425
Wisconsin Public Service
3.300%, 09/01/2049	2,405	2,507
		258,256
Total Corporate Obligations (Cost $2,535,117) ($ Thousands)		2,722,606

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 8.1%
U.S. Treasury Bills
1.924%, 11/21/2019 (A)	$25,700	$25,591
U.S. Treasury Bonds
4.500%, 05/15/2038	3,891	5,602
3.500%, 02/15/2039	2,013	2,579
2.875%, 05/15/2049	47,245	56,899
2.250%, 08/15/2049	7,185	7,638
U.S. Treasury Notes
2.875%, 10/31/2020	17,835	18,066
2.500%, 01/31/2021	19,765	19,991
1.875%, 07/31/2026	5,310	5,455
1.750%, 07/31/2021	32,785	32,920
1.750%, 06/15/2022	18,790	18,952
1.750%, 06/30/2024	4,230	4,298
1.750%, 07/31/2024	29,600	30,091
1.625%, 08/15/2029	20,890	21,120
1.500%, 08/15/2022	5,075	5,085
Total U.S. Treasury Obligations (Cost $249,033) ($ Thousands)		254,287

MUNICIPAL BONDS — 1.7%

California — 0.6%
Bay Area, Toll Authority, Build America Project, Sub-Ser S1, RB
6.793%, 04/01/2030	1,222	1,529

California State, Build America Project, GO

7.600%, 11/01/2040	560	966

7.550%, 04/01/2039	2,205	3,697

7.500%, 04/01/2034	5,125	8,074

California State, GO

Callable 10/01/2019 @ 100

2.193%, 04/01/2047 (D)	2,000	2,001

Los Angeles, Unified School District, Build America Project, Ser RY, GO

6.758%, 07/01/2034	1,070	1,540

Regents of the University of California, Medical Center Pooled Revenue, Build America Project, Ser H, RB

6.548%, 05/15/2048	120	188
University of California, RB
5.770%, 05/15/2043	1,505	2,144

		20,139

Florida — 0.1%
Miami-Dade County, Aviation Revenue, Ser D, RB

1.917%, 10/01/2020	2,800	2,794

Georgia — 0.2%

Georgia State, Municipal Electric Authority, Build America Project, RB

7.055%, 04/01/2057	2,732	3,918

6.637%, 04/01/2057	2,435	3,415

		7,333

Illinois — 0.1%

Metropolitan Water Reclamation District of

Greater Chicago, GO

5.720%, 12/01/2038	2,580	3,582

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Kansas — 0.1%

Kansas State, Development Finance
Authority, Ser H, RB

4.727%, 04/15/2037	$1,455	$1,843

Massachusetts — 0.0%

Massachusetts State, Build America Project, GO

4.910%, 05/01/2029	100	122

Massachusetts State, Build America Project, RB

5.731%, 06/01/2040	80	113

		235

New Jersey — 0.3%

New Jersey State, Economic Development Authority, Ser B, RB, AGM

3.269%, 02/15/2020 (A)	4,500	4,458

New Jersey State, Turnpike Authority, Build America Project, RB

7.102%, 01/01/2041	2,500	4,017

		8,475

New York — 0.2%

New York & New Jersey, Port Authority, RB

4.926%, 10/01/2051	165	227

4.458%, 10/01/2062	195	255

New York & New Jersey, Port Authority, Ser 181, RB

4.960%, 08/01/2046	1,280	1,734

New York State Urban Development, RB

5.770%, 03/15/2039	4,400	5,551

		7,767
Texas — 0.1%

Grand Parkway Transportation, Sub-Ser E, RB

5.184%, 10/01/2042	530	727

North Texas, Tollway Authority, Build America Project, RB

6.718%, 01/01/2049	160	268

Texas State, Build America Project, GO

5.517%, 04/01/2039	540	775

		1,770
Total Municipal Bonds (Cost $48,384) ($ Thousands)		53,938

SOVEREIGN DEBT — 1.3%

Chile Government International Bond

3.500%, 01/25/2050	1,500	1,711

European Bank for Reconstruction & Development MTN

2.125%, 03/07/2022	3,060	3,106

European Investment Bank

2.250%, 03/15/2022	3,695	3,762

1.375%, 06/15/2020	4,370	4,352

1.375%, 09/06/2022	2,790	2,787

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)

Export-Import Bank of Korea

2.750%, 01/25/2022	$3,250	$3,295

Inter-American Development Bank MTN

1.750%, 10/15/2019	4,155	4,153

International Bank for Reconstruction & Development MTN

1.625%, 03/09/2021	4,705	4,705

Korea Gas MTN

2.750%, 07/20/2022 (B)	4,490	4,558

Province of Quebec Canada

6.350%, 01/30/2026	270	334

2.500%, 04/09/2024	8,670	9,019

Total Sovereign Debt (Cost $40,833) ($ Thousands)		41,782

ASSET-BACKED SECURITY — 0.2%

Other Asset-Backed Securities — 0.2%

American Tower Trust I, Ser 2013-13, Cl 2A

3.070%, 03/15/2048 (B)	4,900	4,994

Total Asset-Backed Security (Cost $4,914) ($ Thousands)		4,994

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.4%

SEI Daily Income Trust, Government Fund, Cl F
1.970%**†	42,635,550	$42,636

Total Cash Equivalent (Cost $42,636) ($ Thousands)		42,636

Total Investments in Securities — 99.7% (Cost $2,920,917) ($ Thousands)		$3,120,243

A list of the open futures contracts held by the Fund at August 31, 2019, is as follows:
Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
U.S. 5-Year Treasury Note	35	Jan-2020	$4,194	$4,199	$5

Ultra 10-Year U.S. Treasury Note	(74)	Dec-2019	(10,723)	(10,688)	35

			$(6,529)	$(6,489)	$40

Percentages are based on Net Assets of $3,128,620 ($ Thousands).

**	Rate shown is the 7-day effective yield as of August 31, 2019.

†	Investment in Affiliated Security.

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2019, the value of these securities amounted to $405,240 ($ Thousands), representing 13.0% of the Net Assets of the Fund.

(C)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

AGM— Assured Guaranty Municipal

Cl — Class

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of August 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$2,722,606	$–	$2,722,606
U.S. Treasury Obligations	–	254,287	–	254,287
Municipal Bonds	–	53,938	–	53,938
Sovereign Debt	–	41,782	–	41,782
Asset-Backed Security	–	4,994	–	4,994
Cash Equivalent	42,636	–	–	42,636

Total Investments in Securities	$42,636	$3,077,607	$–	$3,120,243

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$40	$–	$–	$40

Total Other Financial Instruments	$40	$–	$–	$40

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is summary of the transactions with affiliates for the period ended August 31, 2019 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$42,290	$305,835	$(305,489)	$—	$—	$42,636	42,635,550	$230	$—

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.2%

Communication Services — 9.8%

Activision Blizzard Inc	64,200	$3,249
Alphabet Inc, Cl A *	25,345	30,174
Alphabet Inc, Cl C *	25,922	30,798
AT&T Inc	616,819	21,749
CBS Corp, Cl B	29,476	1,240
CenturyLink Inc	79,415	904
Charter Communications Inc, Cl A *	14,500	5,939
Comcast Corp, Cl A	382,500	16,929
Discovery Inc, Cl A *	12,600	348
Discovery Inc, Cl C *	29,619	771
DISH Network Corp, Cl A *	18,900	634
Electronic Arts Inc *	24,900	2,333
Facebook Inc, Cl A *	203,000	37,691
Fox Corp	43,666	1,443
Interpublic Group of Cos Inc/The	31,800	632
Netflix Inc *	36,900	10,839
News Corp	8,900	126
News Corp, Cl A	31,000	426
Omnicom Group Inc	18,300	1,392
Take-Two Interactive Software Inc *	9,700	1,280
T-Mobile US Inc *	26,900	2,100
TripAdvisor Inc *	8,300	315
Twitter Inc *	62,200	2,653
Verizon Communications Inc	349,300	20,315
Viacom Inc, Cl B	29,100	727
Walt Disney Co/The	147,577	20,256

		215,263

Consumer Discretionary — 9.5%
Advance Auto Parts Inc	5,900	814
Amazon.com Inc *	34,900	61,993
AutoZone Inc *	2,100	2,314
Best Buy Co Inc	19,300	1,228
Booking Holdings Inc *	3,700	7,276
BorgWarner Inc	16,900	551
Capri Holdings Ltd *	13,500	356
CarMax Inc *	14,400	1,199
Carnival Corp, Cl A	34,100	1,503
Chipotle Mexican Grill Inc, Cl A *	2,100	1,761
Darden Restaurants Inc	10,500	1,270
Delphi Automotive PLC	22,100	1,838
Dollar General Corp	21,800	3,403
Dollar Tree Inc *	20,284	2,059
DR Horton Inc	28,800	1,425
eBay Inc	68,900	2,776
Expedia Group Inc	11,800	1,535
Ford Motor Co	328,400	3,011
Gap Inc/The	19,500	308
Garmin Ltd	10,500	857
General Motors Co	111,900	4,150
Genuine Parts Co	12,351	1,115
H&R Block Inc	16,400	397
Hanesbrands Inc	29,200	399
Harley-Davidson Inc	12,700	405
Hasbro Inc	9,800	1,083
Hilton Worldwide Holdings Inc	24,800	2,291
Home Depot Inc/The	92,932	21,180
Kohl’s Corp	14,100	666
L Brands Inc	18,500	305

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Leggett & Platt Inc	11,800	$439
Lennar Corp, Cl A	24,200	1,234
LKQ Corp *	25,600	673
Lowe’s Cos Inc	65,869	7,391
Macy’s Inc	25,200	372
Marriott International Inc/MD, Cl A	23,320	2,940
McDonald’s Corp	64,500	14,059
MGM Resorts International	43,200	1,212
Mohawk Industries Inc *	5,028	598
Newell Brands Inc	31,599	525
NIKE Inc, Cl B	106,400	8,991
Nordstrom Inc	9,500	275
Norwegian Cruise Line Holdings Ltd *	18,400	934
O’Reilly Automotive Inc *	6,700	2,571
PulteGroup Inc	20,900	706
PVH Corp	6,100	462
Ralph Lauren Corp, Cl A	4,200	371
Ross Stores Inc	30,900	3,276
Royal Caribbean Cruises Ltd	14,600	1,523
Starbucks Corp	102,500	9,897
Tapestry Inc	24,300	502
Target Corp	43,300	4,635
Tiffany & Co	8,900	755
TJX Cos Inc/The	102,600	5,640
Tractor Supply Co	10,300	1,049
Ulta Beauty Inc *	4,800	1,141
Under Armour Inc, Cl A *	17,300	322
Under Armour Inc, Cl C *	17,236	292
VF Corp	27,724	2,272
Whirlpool Corp	5,200	723
Wynn Resorts Ltd	8,000	881
Yum! Brands Inc	25,700	3,001

		209,130

Consumer Staples — 7.1%
Altria Group Inc	158,400	6,928
Archer-Daniels-Midland Co	47,700	1,815
Brown-Forman Corp, Cl B	13,800	814
Campbell Soup Co	16,100	725
Church & Dwight Co Inc	20,900	1,667
Clorox Co/The	10,900	1,724
Coca-Cola Co/The	324,300	17,849
Colgate-Palmolive Co	72,800	5,398
Conagra Brands Inc	41,100	1,166
Constellation Brands Inc, Cl A	14,200	2,902
Costco Wholesale Corp	37,100	10,936
Coty Inc, Cl A	23,550	225
Estee Lauder Cos Inc/The, Cl A	18,400	3,643
General Mills Inc	51,000	2,744
Hershey Co/The	11,800	1,870
Hormel Foods Corp	23,500	1,001
JM Smucker Co/The	9,682	1,018
Kellogg Co	21,300	1,338
Kimberly-Clark Corp	28,900	4,078
Kraft Heinz Co/The	51,966	1,326
Kroger Co/The	67,900	1,608
Lamb Weston Holdings Inc	12,600	887
McCormick & Co Inc/MD	10,400	1,694
Molson Coors Brewing Co, Cl B	15,400	791
Mondelez International Inc, Cl A	122,000	6,737
Monster Beverage Corp *	33,320	1,955
PepsiCo Inc	118,362	16,184
Philip Morris International Inc	131,200	9,458
Procter & Gamble Co/The	211,936	25,481
Sysco Corp	39,600	2,943
Tyson Foods Inc, Cl A	25,200	2,345
Walgreens Boots Alliance Inc	65,600	3,358
Walmart Inc	118,065	13,490
		156,098

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Energy — 4.1%
Apache Corp	31,600	$682
Baker Hughes a GE Co, Cl A	43,300	939
Cabot Oil & Gas Corp, Cl A	34,700	594
Chevron Corp	160,900	18,941
Cimarex Energy Co	8,100	346
Concho Resources Inc	17,100	1,251
ConocoPhillips	95,700	4,994
Devon Energy Corp	34,200	752
Diamondback Energy Inc	13,100	1,285
EOG Resources Inc	48,800	3,620
Exxon Mobil Corp	357,600	24,488
Halliburton Co	74,200	1,398
Helmerich & Payne Inc	8,900	335
Hess Corp	21,600	1,360
HollyFrontier Corp	13,700	608
Kinder Morgan Inc/DE	163,477	3,314
Marathon Oil Corp	67,400	798
Marathon Petroleum Corp	55,911	2,751
National Oilwell Varco Inc	31,700	648
Noble Energy Inc	41,300	933
Occidental Petroleum Corp	75,328	3,275
ONEOK Inc	35,100	2,502
Phillips 66	35,100	3,462
Pioneer Natural Resources Co	14,400	1,777
Schlumberger Ltd	116,637	3,783
TechnipFMC PLC	34,600	859
Valero Energy Corp	35,500	2,672
Williams Cos Inc/The	101,300	2,391
		90,758

Financials — 11.8%
Affiliated Managers Group Inc	4,600	353
Aflac Inc	62,600	3,141
Allstate Corp/The	28,400	2,908
American Express Co	58,000	6,982
American International Group Inc	73,200	3,809
Ameriprise Financial Inc	11,500	1,483
Aon PLC	20,200	3,936
Arthur J Gallagher & Co	15,600	1,415
Assurant Inc	5,000	615
Bank of America Corp	747,400	20,561
Bank of New York Mellon Corp/The	74,900	3,150
BB&T Corp	64,200	3,059
Berkshire Hathaway Inc, Cl B *	163,700	33,298
BlackRock Inc, Cl A	10,041	4,243
Capital One Financial Corp	39,400	3,413
Cboe Global Markets Inc	9,500	1,132
Charles Schwab Corp/The	100,000	3,827
Chubb Ltd	38,626	6,037
Cincinnati Financial Corp	12,900	1,451
Citigroup Inc	195,200	12,561
Citizens Financial Group Inc	39,100	1,319
CME Group Inc, Cl A	30,200	6,562
Comerica Inc	12,700	783
Discover Financial Services	27,100	2,167
E*TRADE Financial Corp	20,100	839
Everest Re Group Ltd	3,400	802
Fifth Third Bancorp	60,800	1,608
First Republic Bank/CA	14,000	1,256
Franklin Resources Inc	24,800	652
Globe Life	8,500	759
Goldman Sachs Group Inc/The	28,800	5,873
Hartford Financial Services Group Inc/The	30,550	1,780
Huntington Bancshares Inc/OH	88,600	1,174
Intercontinental Exchange Inc	47,745	4,463
Invesco Ltd	32,800	515

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Jefferies Financial Group Inc	22,500	$419
JPMorgan Chase & Co	274,100	30,113
KeyCorp	85,699	1,423
Lincoln National Corp	17,300	915
Loews Corp	23,200	1,115
M&T Bank Corp	11,421	1,670
MarketAxess Holdings Inc	3,200	1,272
Marsh & McLennan Cos Inc	43,300	4,325
MetLife Inc	79,900	3,540
Moody’s Corp	13,847	2,985
Morgan Stanley	108,100	4,485
MSCI Inc, Cl A	7,200	1,689
Nasdaq Inc	9,600	959
Northern Trust Corp	18,600	1,636
People’s United Financial Inc	31,900	458
PNC Financial Services Group Inc/The	38,300	4,938
Principal Financial Group Inc	21,900	1,166
Progressive Corp/The	49,100	3,722
Prudential Financial Inc	34,100	2,731
Raymond James Financial Inc	10,400	817
Regions Financial Corp	86,200	1,260
S&P Global Inc	20,800	5,412
SunTrust Banks Inc	37,900	2,331
SVB Financial Group *	4,400	856
Synchrony Financial	53,011	1,699
T Rowe Price Group Inc	20,200	2,235
Travelers Cos Inc/The	22,000	3,233
Unum Group	17,200	437
US Bancorp	126,800	6,681
Wells Fargo & Co	341,600	15,908
Willis Towers Watson PLC	10,995	2,177
Zions Bancorp NA	15,900	653
		261,186

Health Care — 13.0%
Abbott Laboratories	148,939	12,708
AbbVie Inc	124,600	8,191
ABIOMED Inc *	3,700	714
Agilent Technologies Inc	27,100	1,927
Alexion Pharmaceuticals Inc *	19,100	1,925
Align Technology Inc *	6,200	1,135
Allergan PLC	26,000	4,153
AmerisourceBergen Corp, Cl A	13,261	1,091
Amgen Inc	51,400	10,723
Anthem Inc	21,800	5,701
Baxter International Inc	39,838	3,504
Becton Dickinson and Co	22,737	5,773
Biogen Inc *	16,400	3,604
Boston Scientific Corp *	117,100	5,004
Bristol-Myers Squibb Co	137,800	6,624
Cardinal Health Inc	24,700	1,065
Celgene Corp *	59,400	5,750
Centene Corp *	35,200	1,641
Cerner Corp	27,700	1,909
Cigna Corp	31,981	4,924
Cooper Cos Inc/The	4,200	1,301
CVS Health Corp	109,443	6,667
Danaher Corp	53,100	7,545
DaVita Inc *	11,000	620
DENTSPLY SIRONA Inc	19,400	1,012
Edwards Lifesciences Corp *	17,500	3,882
Eli Lilly & Co	73,167	8,266
Gilead Sciences Inc	107,656	6,840
HCA Healthcare Inc	22,400	2,693
Henry Schein Inc *	12,200	752
Hologic Inc *	22,600	1,116
Humana Inc	11,500	3,257

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
IDEXX Laboratories Inc *	7,300	$2,115
Illumina Inc *	12,400	3,489
Incyte Corp *	14,800	1,211
Intuitive Surgical Inc *	9,700	4,960
IQVIA Holdings Inc *	13,500	2,095
Johnson & Johnson	224,300	28,791
Laboratory Corp of America Holdings *	8,354	1,400
McKesson Corp	15,900	2,199
Medtronic PLC	113,155	12,208
Merck & Co Inc	217,500	18,807
Mettler-Toledo International Inc *	2,100	1,379
Mylan NV *	42,600	829
Nektar Therapeutics, Cl A *	14,000	246
PerkinElmer Inc	9,100	753
Perrigo Co PLC	10,200	477
Pfizer Inc	468,896	16,669
Quest Diagnostics Inc	11,400	1,167
Regeneron Pharmaceuticals Inc *	6,700	1,943
ResMed Inc	12,200	1,699
Stryker Corp	26,100	5,759
Teleflex Inc	3,900	1,419
Thermo Fisher Scientific Inc	33,700	9,674
UnitedHealth Group Inc	80,300	18,790
Universal Health Services Inc, Cl B	7,100	1,027
Varian Medical Systems Inc *	7,500	794
Vertex Pharmaceuticals Inc *	21,500	3,870
Waters Corp *	5,800	1,229
WellCare Health Plans Inc *	4,200	1,137
Zimmer Biomet Holdings Inc	17,400	2,422
Zoetis Inc, Cl A	40,267	5,091
		285,666

Industrials — 8.6%
3M Co	48,800	7,892
Alaska Air Group Inc	10,100	603
Allegion PLC	7,733	744
American Airlines Group Inc	33,800	889
AMETEK Inc	19,300	1,658
AO Smith Corp	11,500	535
Arconic Inc	32,766	847
Boeing Co/The	44,200	16,093
Caterpillar Inc	48,100	5,724
CH Robinson Worldwide Inc	11,300	955
Cintas Corp	7,200	1,899
Copart Inc *	17,000	1,282
CSX Corp	65,000	4,356
Cummins Inc	12,300	1,836
Deere & Co	26,700	4,136
Delta Air Lines Inc	50,200	2,905
Dover Corp	12,300	1,153
Eaton Corp PLC	36,001	2,906
Emerson Electric Co	51,600	3,075
Equifax Inc	10,200	1,493
Expeditors International of Washington Inc	14,200	1,010
Fastenal Co	48,700	1,491
FedEx Corp	20,149	3,196
Flowserve Corp	10,700	457
Fortive Corp	25,124	1,781
Fortune Brands Home & Security Inc	11,400	582
General Dynamics Corp	22,800	4,361
General Electric Co	735,392	6,067
Honeywell International Inc	61,400	10,108
Huntington Ingalls Industries Inc	3,400	711
IDEX Corp	6,400	1,054
IHS Markit Ltd *	31,000	2,034
Illinois Tool Works Inc	25,256	3,785
Ingersoll-Rand PLC	20,200	2,446

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Jacobs Engineering Group Inc	9,900	$880
JB Hunt Transport Services Inc	7,600	821
Johnson Controls International PLC	67,003	2,860
Kansas City Southern	8,500	1,069
L3Harris Technologies	18,610	3,934
Lockheed Martin Corp	20,724	7,960
Masco Corp	24,200	986
Nielsen Holdings PLC	29,700	617
Norfolk Southern Corp	22,400	3,899
Northrop Grumman Corp	14,300	5,260
PACCAR Inc	29,600	1,941
Parker-Hannifin Corp	11,000	1,823
Pentair PLC	12,746	458
Quanta Services Inc	12,800	434
Raytheon Co	23,500	4,355
Republic Services Inc, Cl A	18,300	1,633
Robert Half International Inc	10,400	556
Rockwell Automation Inc	10,100	1,543
Rollins Inc	12,950	425
Roper Technologies Inc	8,800	3,227
Snap-on Inc	4,800	714
Southwest Airlines Co	40,900	2,140
Stanley Black & Decker Inc	12,900	1,714
Textron Inc	19,200	864
TransDigm Group Inc	4,100	2,207
Union Pacific Corp	59,700	9,669
United Continental Holdings Inc *	18,400	1,551
United Parcel Service Inc, Cl B	58,800	6,977
United Rentals Inc *	6,500	732
United Technologies Corp	68,679	8,945
Verisk Analytics Inc, Cl A	13,900	2,245
Wabtec Corp	15,672	1,085
Waste Management Inc	32,800	3,915
WW Grainger Inc	3,900	1,067
Xylem Inc/NY	15,200	1,164
		189,734

Information Technology — 20.6%
Accenture PLC, Cl A	53,800	10,662
Adobe Inc *	41,200	11,722
Advanced Micro Devices Inc *	75,200	2,365
Akamai Technologies Inc *	13,800	1,230
Alliance Data Systems Corp	3,700	455
Amphenol Corp, Cl A	25,500	2,232
Analog Devices Inc	31,036	3,409
ANSYS Inc *	7,100	1,467
Apple Inc	369,200	77,067
Applied Materials Inc	79,100	3,798
Arista Networks Inc *	4,400	997
Autodesk Inc *	18,700	2,671
Automatic Data Processing Inc	36,700	6,233
Broadcom Inc	33,393	9,438
Broadridge Financial Solutions Inc	9,800	1,269
Cadence Design Systems Inc *	23,900	1,637
Cisco Systems Inc	361,600	16,926
Citrix Systems Inc	10,300	958
Cognizant Technology Solutions Corp, Cl A	47,800	2,934
Corning Inc	67,100	1,869
DXC Technology Co	22,738	755
F5 Networks Inc *	4,900	631
Fidelity National Information Services Inc	51,700	7,043
Fiserv Inc *	47,900	5,122
FleetCor Technologies Inc *	7,300	2,178
FLIR Systems Inc	11,900	586
Fortinet Inc *	12,000	950
Gartner Inc *	7,600	1,016
Global Payments Inc	13,412	2,226

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hewlett Packard Enterprise Co	111,800	$1,545
HP Inc	127,200	2,326
Intel Corp	378,200	17,930
International Business Machines Corp	74,758	10,132
Intuit Inc	22,000	6,344
IPG Photonics Corp *	2,900	359
Jack Henry & Associates Inc	6,700	971
Juniper Networks Inc	28,200	653
Keysight Technologies Inc *	15,900	1,540
KLA-Tencor Corp	13,523	2,000
Lam Research Corp	12,587	2,650
Leidos Holdings Inc	12,200	1,066
Mastercard Inc, Cl A	75,900	21,356
Maxim Integrated Products Inc	23,200	1,265
Microchip Technology Inc	20,200	1,744
Micron Technology Inc *	93,600	4,237
Microsoft Corp	647,200	89,223
Motorola Solutions Inc	13,967	2,527
NetApp Inc	20,900	1,004
NVIDIA Corp	51,400	8,610
Oracle Corp	204,700	10,657
Paychex Inc	27,300	2,230
PayPal Holdings Inc *	99,100	10,807
Qorvo Inc *	10,300	736
QUALCOMM Inc	102,500	7,971
Salesforce.com *	72,200	11,268
Seagate Technology PLC	20,800	1,044
Skyworks Solutions Inc	14,300	1,076
Symantec Corp	53,100	1,235
Synopsys Inc *	12,500	1,773
TE Connectivity Ltd	28,200	2,572
Texas Instruments Inc	79,100	9,789
Total System Services Inc	13,900	1,866
VeriSign Inc *	9,000	1,835
Visa Inc, Cl A	147,000	26,581
Western Digital Corp	25,103	1,438
Western Union Co/The	37,300	825
Xerox Holdings	15,775	457
Xilinx Inc	21,600	2,248
		453,736

Materials — 2.5%
Air Products & Chemicals Inc	18,500	4,179
Albemarle Corp	8,600	531
Amcor	137,988	1,355
Avery Dennison Corp	7,000	809
Ball Corp	28,500	2,292
Celanese Corp, Cl A	10,800	1,224
CF Industries Holdings Inc	18,200	877
Corteva	63,905	1,874
Dow Inc	62,871	2,680
DuPont de Nemours	63,005	4,280
Eastman Chemical Co	11,400	745
Ecolab Inc	21,500	4,436
FMC Corp	11,400	984
Freeport-McMoRan Inc, Cl B	122,900	1,129
International Flavors & Fragrances Inc	8,400	922
International Paper Co	34,000	1,329
Linde PLC	45,941	8,679
LyondellBasell Industries NV, Cl A	23,400	1,811
Martin Marietta Materials Inc	5,300	1,345
Mosaic Co/The	28,900	531
Newmont Goldcorp Corp	69,800	2,784
Nucor Corp	25,900	1,269
Packaging Corp of America	8,200	825

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PPG Industries Inc	20,100	$2,227
Sealed Air Corp	13,600	542
Sherwin-Williams Co/The	6,875	3,621
Vulcan Materials Co	11,200	1,582
Westrock Co	21,441	733
		55,595

Real Estate — 3.0%
Alexandria Real Estate Equities Inc ‡	9,600	1,438
American Tower Corp, Cl A ‡	37,247	8,574
Apartment Investment & Management Co, Cl A ‡	13,007	663
AvalonBay Communities Inc ‡	11,800	2,508
Boston Properties Inc ‡	13,200	1,695
CBRE Group Inc, Cl A *	26,500	1,385
Crown Castle International Corp ‡	35,000	5,081
Digital Realty Trust Inc ‡	17,700	2,188
Duke Realty Corp ‡	30,300	1,008
Equinix Inc ‡	7,057	3,926
Equity Residential ‡	31,600	2,678
Essex Property Trust Inc ‡	5,600	1,799
Extra Space Storage Inc ‡	10,800	1,317
Federal Realty Investment Trust ‡	6,200	801
Four Corners Property Trust Inc ‡	1	—
HCP Inc ‡	40,500	1,406
Host Hotels & Resorts Inc ‡	62,685	1,005
Iron Mountain Inc ‡	23,971	764
Kimco Realty Corp ‡	36,700	675
Macerich Co/The ‡	8,300	237
Mid-America Apartment Communities Inc ‡	9,600	1,216
Prologis Inc ‡	53,099	4,440
Public Storage ‡	12,600	3,336
Realty Income Corp ‡	26,900	1,986
Regency Centers Corp ‡	13,800	890
SBA Communications Corp, Cl A ‡	9,600	2,519
Simon Property Group Inc ‡	26,000	3,872
SL Green Realty Corp ‡	6,900	554
UDR Inc ‡	23,300	1,123
Ventas Inc ‡	30,900	2,268
Vornado Realty Trust ‡	14,300	865
Welltower Inc ‡	34,100	3,054
Weyerhaeuser Co ‡	63,527	1,671
		66,942

Utilities — 3.2%
AES Corp/VA	54,700	839
Alliant Energy Corp	19,900	1,044
Ameren Corp	20,800	1,605
American Electric Power Co Inc	41,500	3,783
American Water Works Co Inc	15,100	1,923
Atmos Energy Corp	9,700	1,069
CenterPoint Energy Inc	41,700	1,155
CMS Energy Corp	24,100	1,519
Consolidated Edison Inc	27,400	2,436
Dominion Energy Inc	67,532	5,242
DTE Energy Co	15,500	2,010
Duke Energy Corp	61,330	5,688
Edison International	30,200	2,183
Entergy Corp	16,100	1,817
Evergy Inc	20,299	1,319
Eversource Energy	27,000	2,163
Exelon Corp	81,600	3,856
FirstEnergy Corp	42,900	1,973
NextEra Energy Inc	40,500	8,873
NiSource Inc	30,700	907
NRG Energy Inc	23,100	841

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pinnacle West Capital Corp	9,400	$896
PPL Corp	61,400	1,814
Public Service Enterprise Group Inc	42,300	2,558
Sempra Energy	23,000	3,257
Southern Co/The	87,600	5,104
WEC Energy Group Inc	26,962	2,582
Xcel Energy Inc	43,900	2,819
		71,275

Total Common Stock (Cost $1,052,697) ($ Thousands)		2,055,383

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 4.0%
SPDR S&P 500 ETF Trust (A)	300,567	$87,901

Total Exchange Traded Fund (Cost $77,948) ($ Thousands)		87,901

Total Investments in Securities — 97.2% (Cost $1,130,645) ($ Thousands)		$2,143,284

	Contracts

PURCHASED SWAPTION — 0.3%
Total Purchased Swaption *(B) (Cost $6,951) ($ Thousands)	2,550,870,000	$7,193

A list of the open OTC swaption contracts held by the Fund at August 31, 2019 is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTION — 0.3%

Call Swaptions — 0.3%
CMS One Look*	Bank of America Merrill Lynch	2,550,870,000	$0.14	07/17/2021	$7,193
					$7,193

Total Purchased Swaption (Cost $6,951) ($ Thousands)

A list of the open futures contracts held by the Fund at August 31, 2019, is as follows:

	Number of				Unrealized
	Contracts	Expiration	Notional Amount	Value	(Depreciation)
Type of Contract	Long (Short)	Date	(Thousands)	(Thousands)	(Thousands)
S&P 500 Index E-MINI	217	Sep-2019	$31,741	$31,734	$ (7)

A list of the open forward foreign currency contracts held by the Fund at August 31, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized (Depreciation) (Thousands)

Bank of America	01/09/20	USD	20,213	SAR	75,841	$11

Bank of America	01/09/20	SAR	484,757	USD	128,915	(354)

Barclays PLC	10/10/19	USD	341,701	JPY	36,667,867	4,823

JPMorgan Chase Bank	10/10/19	USD	136,745	EUR	121,691	(2,328)

JPMorgan Chase Bank	10/10/19	EUR	398,747	USD	453,947	13,499

RBC	10/10/19	USD	5,040	JPY	544,332	105

RBC	10/10/19	EUR	11,220	USD	12,581	187

Standard Chartered	10/10/19	EUR	7,307	USD	8,088	17

Standard Chartered	10/10/19	JPY	2,393,361	USD	22,588	(30)

						$15,930

Percentages are based on Net Assets of $2,204,613 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	Security, or portion thereof, is held by the DAA Commodity Strategy Subsidiary, Ltd. as of August 31, 2019.

(B)	Refer to table below for details on Swaption Contracts.

Cl — Class

ETF — Exchange-Traded Fund

EUR — Euro

JPY — Japanese Yen

Ltd. — Limited

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers and Automated Quotations

PLC — Public Limited Company

S&P— Standard & Poor’s

SAR— Saudi Riyal

SPDR — Standard & Poor’s Depository Receipt

USD — United States Dollar

The following is a list of the level of inputs used as of August 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,055,383	$–	$–	$2,055,383
Exchange Traded Fund	87,901	–	–	87,901

Total Investments in Securities	$2,143,284	$–	$–	$2,143,284

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Swaption	$–	$7,193	$–	$7,193
Futures Contracts*
Unrealized Depreciation	(7)	–	–	(7)
Forwards Contracts*
Unrealized Appreciation	–	18,642	–	18,642
Unrealized Depreciation	–	(2,712)	–	(2,712)

Total Other Financial Instruments	$(7)	$23,123	$–	$23,116

*Futures contracts and forwards contracts are valued at the unrealized appreciation/depreciation on the instrument.

For the period ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2019

Multi-Asset Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 66.9%
U.S. Treasury Bills
2.165%, 10/10/2019 ^(A)	$18,250	$18,212
2.154%, 12/05/2019 ^ (A)	1,200	1,194
2.058%, 01/30/2020 ^ (A)	45,500	45,154
2.000%, 11/07/2019 ^ (A)	7,000	6,975
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	23,719	26,667
1.250%, 07/15/2020 (F)	49,913	50,144
0.625%, 07/15/2021 (F)	116,214	116,898
0.625%, 04/15/2023 (F)	43,011	43,676
0.625%, 01/15/2024 (F)	21,906	22,445
0.375%, 07/15/2023 (F)	27,715	28,073
0.375%, 07/15/2025	39,061	40,030
0.125%, 04/15/2021	12,497	12,373
0.125%, 04/15/2022 (F)	32,817	32,603
0.125%, 07/15/2022	97,526	97,422
0.125%, 01/15/2023	15,393	15,361
0.125%, 07/15/2024 (F)	25,992	26,204
0.125%, 07/15/2026	21,872	22,135
U.S. Treasury Notes
2.149%, VAR US Treasury 3 Month Bill Money Market Yield+0.220%, 07/31/2021 ^	2,000	2,000
2.099%, VAR US Treasury 3 Month Bill Money Market Yield+0.139%, 04/30/2021 ^	3,000	2,996
2.075%, VAR US Treasury 3 Month Bill Money Market Yield+0.115%, 01/31/2021 ^	4,500	4,494
1.974%, VAR US Treasury 3 Month Bill Money Market Yield+0.045%, 10/31/2020 ^	4,500	4,492
Total U.S. Treasury Obligations (Cost $614,926) ($ Thousands)		619,548

	Shares

COMMON STOCK — 28.7%

Communication Services — 2.2%
Activision Blizzard Inc	7,980	404
Alphabet Inc, Cl A *	1,769	2,106
Alphabet Inc, Cl C *	1,805	2,145
AT&T Inc (G)	103,074	3,634
CenturyLink Inc	14,647	167
Cinemark Holdings Inc	2,300	88
Cogent Communications Holdings Inc	700	43
Consolidated Communications Holdings Inc	3,034	12
Electronic Arts Inc *	3,181	298
Facebook Inc, Cl A *	15,688	2,913
IAC/InterActiveCorp *	300	76
Iridium Communications Inc *	2,800	68
Liberty Media Corp-Liberty Formula One, Cl C *	3,200	134
Live Nation Entertainment Inc *	1,700	118
Madison Square Garden Co/The, Cl A *	300	76

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Netflix Inc *	4,218	$1,239
Shenandoah Telecommunications Co	1,300	41
Spotify Technology SA *	400	54
Sprint Corp *	8,992	61
Take-Two Interactive Software Inc *	1,200	158
Telephone & Data Systems Inc	1,478	37
T-Mobile US Inc *	4,530	354
TripAdvisor Inc *	800	30
Twitter Inc *	4,698	200
Verizon Communications Inc	59,886	3,483
Viacom Inc, Cl B	4,100	102
Vonage Holdings Corp *	4,800	63
Walt Disney Co/The	17,390	2,387
World Wrestling Entertainment Inc, Cl A	400	29
Zayo Group Holdings Inc *	4,039	136
Zynga Inc, Cl A *	15,600	89
		20,745

Consumer Staples — 7.6%
Altria Group Inc (G)	67,906	2,970
Andersons Inc/The	1,800	41
Archer-Daniels-Midland Co	19,605	746
B&G Foods Inc, Cl A	2,371	40
Beyond Meat Inc *	300	50
BJ’s Wholesale Club Holdings Inc *	5,100	134
Boston Beer Co Inc/The, Cl A *	350	153
Brown-Forman Corp, Cl A	1,899	109
Brown-Forman Corp, Cl B	6,377	376
Bunge Ltd	4,744	253
Calavo Growers Inc	956	85
Cal-Maine Foods Inc	550	22
Campbell Soup Co	5,902	266
Casey’s General Stores Inc	1,403	236
Central Garden & Pet Co, Cl A *	5,000	125
Church & Dwight Co Inc	9,373	748
Clorox Co/The	4,791	758
Coca-Cola Co/The (G)	135,954	7,483
Coca-Cola Consolidated Inc	200	67
Colgate-Palmolive Co	29,088	2,157
Conagra Brands Inc	17,106	485
Constellation Brands Inc, Cl A	5,576	1,139
Costco Wholesale Corp	15,492	4,566
Coty Inc, Cl A	13,768	131
Darling Ingredients Inc *	6,464	120
Edgewell Personal Care Co *	1,866	52
Energizer Holdings Inc	2,887	111
Estee Lauder Cos Inc/The, Cl A	7,832	1,551
Flowers Foods Inc	8,013	183
Fresh Del Monte Produce Inc	1,211	32
Freshpet Inc *	1,300	64
General Mills Inc	21,337	1,148
Hain Celestial Group Inc/The *	2,866	55
Herbalife Nutrition Ltd *	4,012	138
Hershey Co/The	5,099	808
Hormel Foods Corp	10,030	427
Hostess Brands Inc, Cl A *	3,430	48
Ingles Markets Inc, Cl A	1,647	64
Ingredion Inc	2,285	177
Inter Parfums Inc	900	58
J&J Snack Foods Corp	753	145
JM Smucker Co/The	4,027	423
Kellogg Co	8,717	547
Keurig Dr Pepper Inc	7,095	194
Kimberly-Clark Corp	12,795	1,806
Kraft Heinz Co/The	22,044	563
Kroger Co/The	28,176	667
Lamb Weston Holdings Inc	4,909	346
Lancaster Colony Corp	650	95

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Limoneira Co	2,700	$49
McCormick & Co Inc/MD	4,271	696
Medifast Inc	500	50
MGP Ingredients Inc	300	14
Molson Coors Brewing Co, Cl B	5,724	294
Mondelez International Inc, Cl A	49,199	2,717
Monster Beverage Corp *	14,152	830
Nu Skin Enterprises Inc, Cl A	1,898	77
Oil-Dri Corp of America	613	19
PepsiCo Inc	49,166	6,722
Performance Food Group Co *	4,505	211
Philip Morris International Inc	55,641	4,011
Pilgrim’s Pride Corp *	1,222	38
Post Holdings Inc *	2,445	244
PriceSmart Inc	1,750	106
Procter & Gamble Co/The (G)	88,751	10,671
Rite Aid Corp *	3,159	20
Sanderson Farms Inc	599	90
Seaboard Corp	7	29
Simply Good Foods Co/The *	1,900	56
Spectrum Brands Holdings Inc	1,868	104
Sprouts Farmers Market Inc *	5,301	95
Sysco Corp	16,654	1,238
Tootsie Roll Industries Inc	2,200	81
TreeHouse Foods Inc *	2,053	104
Tyson Foods Inc, Cl A (G)	10,637	990
Universal Corp/VA	978	49
US Foods Holding Corp *	8,164	330
USANA Health Sciences Inc *	500	34
Vector Group Ltd	5,066	59
Walgreens Boots Alliance Inc	28,002	1,433
Walmart Inc	50,028	5,716
WD-40 Co	673	123
Weis Markets Inc	1,400	54
		70,316

Energy — 6.5%
Antero Midstream Corp	8,900	63
Antero Resources Corp *	10,353	33
Apache Corp	21,889	472
Apergy Corp *	3,700	96
Arch Coal Inc	700	54
Archrock Inc	6,600	64
Baker Hughes a GE Co, Cl A	29,062	630
Berry Petroleum Corp	7,200	58
C&J Energy Services Inc *	1,814	17
Cabot Oil & Gas Corp, Cl A	22,848	391
Cactus Inc, Cl A *	2,200	56
California Resources Corp *	1,200	12
Callon Petroleum Co *	9,327	38
Carrizo Oil & Gas Inc *	3,100	26
Centennial Resource Development Inc/DE, Cl A *	8,179	39
Cheniere Energy Inc *	12,590	752
Chesapeake Energy Corp *	72,668	105
Chevron Corp (G)	94,894	11,171
Cimarex Energy Co	5,162	221
CNX Resources Corp *	9,838	78
Concho Resources Inc	10,457	765
ConocoPhillips	56,735	2,960
CONSOL Energy Inc *	1,139	19
Continental Resources Inc/OK	4,406	129
Contura Energy Inc *	1,000	29
CVR Energy Inc	1,700	68
Delek US Holdings Inc	4,057	133
Denbury Resources Inc *	15,200	16
Devon Energy Corp	24,965	549
DHT Holdings Inc	15,800	89

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Diamond Offshore Drilling Inc *	2,200	$14
Diamondback Energy Inc	8,606	844
DMC Global Inc	500	22
Dril-Quip Inc *	1,412	65
Encana Corp	3,437	15
EOG Resources Inc	29,217	2,168
EQT Corp	12,209	124
Equitrans Midstream Corp	12,327	166
Exxon Mobil Corp (G)	211,868	14,509
Frontline Ltd/Bermuda *	8,500	72
GasLog Ltd	3,100	38
Golar LNG Ltd	4,823	57
Green Plains Inc	4,100	34
Gulfport Energy Corp *	7,242	17
Halliburton Co	48,474	913
Helix Energy Solutions Group Inc *	7,800	57
Helmerich & Payne Inc	5,239	197
Hess Corp	14,467	911
HollyFrontier Corp	8,047	357
Jagged Peak Energy Inc *	5,900	41
Kinder Morgan Inc/DE	95,250	1,931
Kosmos Energy Ltd	13,416	85
Laredo Petroleum Inc *	6,709	17
Liberty Oilfield Services Inc, Cl A	1,800	19
Marathon Oil Corp	47,128	558
Marathon Petroleum Corp	35,409	1,743
Matador Resources Co *	4,236	66
McDermott International Inc *	7,525	36
Murphy Oil Corp	8,242	150
Nabors Industries Ltd	13,249	22
National Oilwell Varco Inc	22,649	463
Newpark Resources Inc *	6,134	41
Noble Corp plc *	12,800	21
Noble Energy Inc	27,375	618
Oasis Petroleum Inc *	10,721	33
Occidental Petroleum Corp	44,042	1,915
Oceaneering International Inc *	4,332	56
Oil States International Inc *	2,330	32
ONEOK Inc	21,246	1,514
Par Pacific Holdings Inc *	4,700	102
Parsley Energy Inc, Cl A	14,405	258
Patterson-UTI Energy Inc	11,065	96
PBF Energy Inc, Cl A	7,571	179
PDC Energy Inc *	2,517	80
Peabody Energy Corp	3,975	73
Penn Virginia Corp *	600	17
Phillips 66	21,482	2,119
Pioneer Natural Resources Co	9,084	1,121
ProPetro Holding Corp *	4,500	48
QEP Resources Inc	13,006	46
Range Resources Corp	9,071	32
Renewable Energy Group Inc *	2,300	28
REX American Resources Corp *	700	48
RPC Inc	4,572	24
Schlumberger Ltd	70,388	2,283
Scorpio Tankers Inc	2,141	56
SEACOR Holdings Inc *	1,100	52
SemGroup Corp, Cl A	3,210	28
Ship Finance International Ltd	5,800	82
SM Energy Co	4,537	43
Southwestern Energy Co *	31,478	50
SRC Energy Inc *	9,836	49
Talos Energy Inc *	2,400	46
Targa Resources Corp	11,254	407
Tellurian Inc *	6,800	44
Tidewater Inc *	2,600	41
Transocean Ltd *(G)	28,964	132
Unit Corp *	3,329	10

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
US Silica Holdings Inc	3,469	$35
Valero Energy Corp (G)	22,136	1,666
W&T Offshore Inc *	3,400	15
Whiting Petroleum Corp *	6,958	46
Williams Cos Inc/The	62,139	1,467
World Fuel Services Corp	2,926	112
WPX Energy Inc *	19,530	210
		60,219

Health Care — 5.8%
Abbott Laboratories	20,959	1,788
AbbVie Inc	21,325	1,402
ABIOMED Inc *	526	102
Acadia Healthcare Co Inc *	1,145	30
ACADIA Pharmaceuticals Inc *	1,000	28
Acceleron Pharma Inc *	2,900	130
Agilent Technologies Inc	4,744	337
Agios Pharmaceuticals Inc *	800	30
Alexion Pharmaceuticals Inc *	3,307	333
Align Technology Inc *	1,069	196
Alkermes PLC *	2,589	54
Allergan PLC	4,577	731
Allscripts Healthcare Solutions Inc *	6,200	56
Alnylam Pharmaceuticals Inc *	1,199	97
Amedisys Inc *	500	64
AmerisourceBergen Corp, Cl A	2,638	217
Amgen Inc (G)	8,763	1,828
Amicus Therapeutics Inc *	3,207	32
AMN Healthcare Services Inc *	400	23
Anthem Inc	3,481	910
Arena Pharmaceuticals Inc *	1,200	63
Arrowhead Pharmaceuticals Inc *	4,200	144
Baxter International Inc (G)	6,959	612
Becton Dickinson and Co	3,776	959
Biogen Inc *	2,727	599
BioMarin Pharmaceutical Inc *	2,852	214
Bio-Rad Laboratories Inc, Cl A *	318	107
Bio-Techne Corp	550	105
Bluebird Bio Inc *	603	62
Blueprint Medicines Corp *	560	43
Boston Scientific Corp *	18,480	790
Bristol-Myers Squibb Co	21,930	1,054
Bruker Corp	900	39
Cambrex Corp *	1,000	60
Cantel Medical Corp	400	37
Cardinal Health Inc	4,081	176
Catalent Inc *	2,744	145
Celgene Corp *	9,619	931
Centene Corp *	5,704	266
Cerner Corp	4,214	290
Charles River Laboratories International Inc *	847	111
Chemed Corp	220	95
Cigna Corp	5,130	790
CONMED Corp	1,700	171
Cooper Cos Inc/The	828	257
CVS Health Corp	17,353	1,057
Danaher Corp	8,488	1,206
DaVita Inc *	2,162	122
DENTSPLY SIRONA Inc	3,848	201
DexCom Inc *	1,200	206
Edwards Lifesciences Corp *	3,060	679
Elanco Animal Health Inc *	4,800	125
Eli Lilly & Co	12,521	1,415
Emergent BioSolutions Inc *	1,100	48
Encompass Health Corp	1,322	80
Ensign Group Inc/The	1,421	71
Exact Sciences Corp *	2,261	270
Exelixis Inc *	4,199	83

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FibroGen Inc *	1,314	$59
Gilead Sciences Inc (G)	17,426	1,107
Global Blood Therapeutics Inc *	800	37
Globus Medical Inc, Cl A *	800	41
Haemonetics Corp *	672	90
Halozyme Therapeutics Inc *	3,832	63
HCA Healthcare Inc	3,657	440
HealthEquity Inc *	600	36
Henry Schein Inc *	2,303	142
Hill-Rom Holdings Inc	1,449	156
HMS Holdings Corp *	1,600	58
Hologic Inc *	3,720	184
Horizon Therapeutics Plc *	1,672	46
Humana Inc	1,780	504
ICU Medical Inc *	326	53
IDEXX Laboratories Inc *	1,250	362
Illumina Inc *	2,021	569
Immunomedics Inc *	2,256	29
Incyte Corp *	2,745	225
Insmed Inc *	1,800	30
Insulet Corp *	622	96
Integra LifeSciences Holdings Corp *	672	40
Intuitive Surgical Inc *	1,539	787
Ionis Pharmaceuticals Inc *	2,124	134
Iovance Biotherapeutics Inc *	3,800	80
IQVIA Holdings Inc *	2,382	370
Jazz Pharmaceuticals PLC *	1,431	183
Johnson & Johnson (G)	33,994	4,364
Laboratory Corp of America Holdings *	1,610	270
LHC Group Inc *	400	47
Ligand Pharmaceuticals Inc *	222	20
LivaNova PLC *	543	42
Magellan Health Inc *	700	44
Masimo Corp *	908	139
McKesson Corp	2,763	382
Medicines Co/The *	1,600	67
Medidata Solutions Inc *	571	52
MEDNAX Inc *	1,219	26
Medtronic PLC	18,430	1,988
Merck & Co Inc	33,401	2,888
Merit Medical Systems Inc *	700	24
Mettler-Toledo International Inc *	371	244
Molina Healthcare Inc *	762	99
Mylan NV *	7,295	142
Myriad Genetics Inc *	2,300	54
National HealthCare Corp	1,000	81
Nektar Therapeutics, Cl A *	2,316	41
Neogen Corp *	597	42
Neurocrine Biosciences Inc *	1,213	121
Novocure Ltd *	1,100	100
NuVasive Inc *	1,200	76
Omnicell Inc *	650	47
Patterson Cos Inc	2,478	41
Penumbra Inc *	350	51
PerkinElmer Inc	1,848	153
Perrigo Co PLC	2,329	109
Pfizer Inc	74,310	2,642
Portola Pharmaceuticals Inc, Cl A *	3,800	110
PRA Health Sciences Inc *	902	89
PTC Therapeutics Inc *	1,300	58
QIAGEN NV *	4,506	156
Quest Diagnostics Inc	2,041	209
Regeneron Pharmaceuticals Inc *	1,053	305
Repligen Corp *	512	48
ResMed Inc	2,138	298
Sage Therapeutics Inc *	803	138
Sarepta Therapeutics Inc *	1,011	91
Seattle Genetics Inc *	1,848	134

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Spark Therapeutics Inc *	700	$68
STERIS PLC	1,900	293
Stryker Corp	4,513	996
Supernus Pharmaceuticals Inc *	1,600	43
Syneos Health Inc, Cl A *	1,227	64
Tandem Diabetes Care Inc *	400	29
Teladoc Health Inc *	1,100	64
Teleflex Inc	675	246
Tenet Healthcare Corp *	1,900	41
Thermo Fisher Scientific Inc	5,550	1,593
Ultragenyx Pharmaceutical Inc *	424	23
United Therapeutics Corp *	878	73
UnitedHealth Group Inc	12,301	2,878
Universal Health Services Inc, Cl B	1,002	145
US Physical Therapy Inc	600	80
Varian Medical Systems Inc *	1,298	138
Veeva Systems Inc, Cl A *	1,579	253
Vertex Pharmaceuticals Inc *	3,424	616
Waters Corp *	1,176	249
WellCare Health Plans Inc *	778	211
West Pharmaceutical Services Inc	1,449	211
Wright Medical Group NV *	1,423	30
Zimmer Biomet Holdings Inc	3,103	432
Zoetis Inc, Cl A	6,803	860
		53,660

Information Technology — 2.0%
Accenture PLC, Cl A	3,270	648
Adobe Inc *	2,549	725
Akamai Technologies Inc *	663	59
Alliance Data Systems Corp	280	34
Amdocs Ltd	2,047	133
ANSYS Inc *	699	144
Aspen Technology Inc *	524	70
Atlassian Corp PLC, Cl A *	800	108
Autodesk Inc *	1,298	185
Automatic Data Processing Inc	2,562	435
Black Knight Inc *	1,000	62
Booz Allen Hamilton Holding Corp, Cl A	700	53
Broadridge Financial Solutions Inc	700	91
Cadence Design Systems Inc *	2,218	152
Cass Information Systems Inc	1,200	61
CDK Global Inc	1,035	45
Citrix Systems Inc	900	84
Cognizant Technology Solutions Corp, Cl A	3,547	218
Conduent Inc *	3,252	21
DXC Technology Co	1,298	43
EPAM Systems Inc *	850	163
Euronet Worldwide Inc *	273	42
Fair Isaac Corp *	200	71
Fidelity National Information Services Inc	3,164	431
Fiserv Inc *	2,675	286
FleetCor Technologies Inc *	548	164
Fortinet Inc *	750	59
Gartner Inc *	500	67
Global Payments Inc	1,150	191
GoDaddy Inc, Cl A *	505	32
Guidewire Software Inc *	500	48
International Business Machines Corp (G)	4,894	663
Intuit Inc	1,406	405
Jack Henry & Associates Inc	549	80
Leidos Holdings Inc	1,200	105
Mastercard Inc, Cl A	4,842	1,362
Microsoft Corp	38,049	5,245
Nuance Communications Inc *	3,500	59
Nutanix Inc, Cl A *	1,100	27
Oracle Corp	12,675	660

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Palo Alto Networks Inc *	694	$141
Paychex Inc	2,025	165
Paycom Software Inc *	600	150
PayPal Holdings Inc *	6,096	665
PTC Inc *	600	39
RingCentral Inc, Cl A *	700	99
Sabre Corp	2,600	61
salesforce.com Inc *	4,535	708
ServiceNow Inc *	887	232
Splunk Inc *	895	100
Square Inc, Cl A *	1,923	119
SS&C Technologies Holdings Inc	1,340	62
Symantec Corp	3,494	81
Synopsys Inc *	1,057	150
Teradata Corp *	1,100	34
Total System Services Inc	1,039	139
Twilio Inc, Cl A *	1,300	170
Tyler Technologies Inc *	171	44
VeriSign Inc *	309	63
Visa Inc, Cl A	9,623	1,740
VMware Inc, Cl A	480	68
Western Union Co/The	4,688	104
WEX Inc *	200	41
Workday Inc, Cl A *	949	168
Zendesk Inc *	700	56
		18,930

Real Estate — 3.1%
Acadia Realty Trust ‡	2,673	73
Agree Realty Corp ‡	900	67
Alexander & Baldwin Inc ‡	2,532	58
Alexandria Real Estate Equities Inc ‡	2,518	377
American Assets Trust Inc ‡	1,665	78
American Campus Communities Inc ‡	3,330	155
American Homes 4 Rent, Cl A ‡	6,506	166
American Tower Corp, Cl A ‡	9,308	2,143
Americold Realty Trust ‡	2,300	84
Apartment Investment & Management Co, Cl A ‡	3,947	201
Apple Hospitality REIT Inc ‡	4,086	65
Ashford Hospitality Trust Inc ‡	9,113	25
AvalonBay Communities Inc ‡	3,163	672
Boston Properties Inc ‡	3,516	452
Brandywine Realty Trust ‡	5,779	83
Brixmor Property Group Inc ‡	6,981	129
Brookfield Property REIT Inc, Cl A ‡	3,100	58
Camden Property Trust ‡	2,107	228
CareTrust REIT Inc ‡	2,400	57
CBRE Group Inc, Cl A *	7,089	371
Chatham Lodging Trust ‡	3,500	58
Chesapeake Lodging Trust ‡	1,950	50
Colony Capital Inc ‡	14,834	67
Columbia Property Trust Inc ‡	4,772	102
CoreCivic Inc ‡	3,873	66
CoreSite Realty Corp ‡	1,014	118
Corporate Office Properties Trust ‡	3,060	88
Cousins Properties Inc ‡	3,755	130
Crown Castle International Corp ‡	9,303	1,350
CubeSmart ‡	4,919	177
CyrusOne Inc ‡	2,364	174
DiamondRock Hospitality Co ‡	6,558	62
Digital Realty Trust Inc ‡	4,508	557
Douglas Emmett Inc ‡	3,531	149
Duke Realty Corp ‡	9,269	308
Easterly Government Properties Inc ‡	3,625	74
EastGroup Properties Inc ‡	1,124	140
Empire State Realty Trust Inc, Cl A ‡	4,809	68
EPR Properties ‡	1,447	113

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Equinix Inc ‡	1,936	$1,077
Equity Commonwealth ‡	3,381	114
Equity LifeStyle Properties Inc ‡	2,130	287
Equity Residential ‡	7,883	668
Essex Property Trust Inc ‡	1,454	467
Extra Space Storage Inc ‡	2,585	315
Federal Realty Investment Trust ‡	1,821	235
First Industrial Realty Trust Inc ‡	3,570	139
Four Corners Property Trust Inc ‡	2,300	66
Gaming and Leisure Properties Inc ‡	5,464	214
GEO Group Inc/The ‡	3,953	68
Getty Realty Corp ‡	2,700	86
Gladstone Commercial Corp ‡	3,262	74
HCP Inc ‡	11,828	411
Healthcare Realty Trust Inc ‡	3,496	116
Healthcare Trust of America Inc, Cl A ‡	5,249	149
Highwoods Properties Inc ‡	2,749	119
Hospitality Properties Trust ‡	3,848	93
Host Hotels & Resorts Inc ‡	17,806	286
Howard Hughes Corp/The *	1,391	176
Hudson Pacific Properties Inc ‡	3,618	123
Investors Real Estate Trust ‡	1,336	92
Invitation Homes Inc ‡	7,286	210
Iron Mountain Inc ‡	6,780	216
JBG SMITH Properties ‡	1,950	75
Jones Lang LaSalle Inc	1,195	160
Kennedy-Wilson Holdings Inc	2,615	55
Kilroy Realty Corp ‡	2,614	204
Kimco Realty Corp ‡	9,343	172
Lamar Advertising Co, Cl A ‡	1,916	147
Lexington Realty Trust ‡	4,319	45
Liberty Property Trust ‡	4,187	218
Life Storage Inc ‡	1,383	147
LTC Properties Inc ‡	1,521	74
Macerich Co/The ‡	3,418	97
Mack-Cali Realty Corp ‡	2,976	61
Medical Properties Trust Inc ‡	8,542	159
Mid-America Apartment Communities Inc ‡	2,426	307
Monmouth Real Estate Investment Corp, Cl A ‡	2,127	28
National Health Investors Inc ‡	1,059	88
National Retail Properties Inc ‡	3,795	213
National Storage Affiliates Trust ‡	1,900	64
Office Properties Income Trust ‡	2,046	55
Omega Healthcare Investors Inc ‡	4,426	180
Outfront Media Inc ‡	4,125	113
Paramount Group Inc ‡	6,393	84
Park Hotels & Resorts Inc ‡	4,507	106
Pebblebrook Hotel Trust ‡	2,847	77
Pennsylvania Real Estate Investment Trust ‡	5,739	29
Physicians Realty Trust ‡	6,113	106
Piedmont Office Realty Trust Inc, Cl A ‡	3,834	76
PotlatchDeltic Corp ‡	1,759	68
Preferred Apartment Communities Inc, Cl A ‡	3,676	49
Prologis Inc ‡	14,363	1,201
PS Business Parks Inc ‡	498	89
Public Storage ‡	3,130	829
QTS Realty Trust Inc, Cl A ‡	1,698	83
Rayonier Inc ‡	3,719	100
Realogy Holdings Corp	4,199	20
Realty Income Corp ‡	6,812	503
Redfin Corp *	2,869	48
Regency Centers Corp ‡	3,665	236
Retail Opportunity Investments Corp ‡	5,411	95
Retail Properties of America Inc, Cl A ‡	7,610	86
Rexford Industrial Realty Inc ‡	1,272	56
RLJ Lodging Trust ‡	4,589	74
Ryman Hospitality Properties Inc ‡	1,028	82

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sabra Health Care REIT Inc ‡	5,075	$110
Saul Centers Inc ‡	866	43
SBA Communications Corp, Cl A ‡	2,656	697
Senior Housing Properties Trust ‡	6,456	55
Simon Property Group Inc ‡	6,643	989
SITE Centers Corp ‡	4,565	63
SL Green Realty Corp ‡	2,074	166
Spirit Realty Capital Inc ‡	2,678	128
STAG Industrial Inc ‡	1,722	50
STORE Capital Corp ‡	4,545	172
Summit Hotel Properties Inc ‡	5,600	62
Sun Communities Inc ‡	1,948	288
Sunstone Hotel Investors Inc ‡	5,694	75
Tanger Factory Outlet Centers Inc ‡	2,522	36
Taubman Centers Inc ‡	1,765	69
Terreno Realty Corp ‡	1,122	57
UDR Inc ‡	6,466	312
Uniti Group Inc ‡	4,338	32
Urban Edge Properties ‡	2,952	52
Ventas Inc ‡	7,594	557
VEREIT Inc ‡	22,753	222
VICI Properties Inc ‡	8,600	191
Vornado Realty Trust ‡	4,084	247
Washington Real Estate Investment Trust ‡	2,522	67
Weingarten Realty Investors ‡	3,199	85
Welltower Inc ‡	8,832	791
Weyerhaeuser Co ‡	18,662	491
WP Carey Inc ‡	3,521	316
Xenia Hotels & Resorts Inc ‡	4,472	90
		28,466

Utilities — 1.5%
AES Corp/VA	8,958	137
ALLETE Inc	650	56
Alliant Energy Corp	4,142	217
Ameren Corp	3,687	284
American Electric Power Co Inc	7,096	647
American States Water Co	600	56
American Water Works Co Inc	2,269	289
Aqua America Inc	2,997	133
Atmos Energy Corp	1,563	172
Avista Corp	700	33
Black Hills Corp	1,400	107
California Water Service Group	1,400	79
CenterPoint Energy Inc	7,902	219
Clearway Energy Inc, Cl C	3,481	62
CMS Energy Corp	4,276	270
Consolidated Edison Inc	3,956	352
Dominion Energy Inc	10,151	788
DTE Energy Co	2,638	342
Duke Energy Corp	9,756	905
Edison International	4,887	353
El Paso Electric Co	600	40
Entergy Corp	2,899	327
Evergy Inc	3,614	235
Eversource Energy	4,110	329
Exelon Corp	13,379	632
FirstEnergy Corp	7,034	324
Hawaiian Electric Industries Inc	1,450	64
IDACORP Inc	159	17
MDU Resources Group Inc	3,955	106
MGE Energy Inc	1,500	114
National Fuel Gas Co	1,463	68
New Jersey Resources Corp	2,028	93
NextEra Energy Inc	6,677	1,463
NiSource Inc	5,354	158
Northwest Natural Holding Co	600	43
NorthWestern Corp	599	43

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NRG Energy Inc	4,295	$156
OGE Energy Corp	3,610	155
ONE Gas Inc	1,206	111
Ormat Technologies Inc	900	67
Otter Tail Corp	450	23
Pattern Energy Group Inc, Cl A	1,558	42
PG&E Corp *	8,375	88
Pinnacle West Capital Corp	1,726	165
PNM Resources Inc	2,148	110
Portland General Electric Co	2,124	121
PPL Corp	9,790	289
Public Service Enterprise Group Inc	6,952	420
Sempra Energy	3,981	564
South Jersey Industries Inc	2,600	84
Southern Co/The	13,936	812
Southwest Gas Holdings Inc	1,024	93
Spire Inc	506	43
UGI Corp	2,653	129
Unitil Corp	1,400	85
Vistra Energy Corp	5,945	148
WEC Energy Group Inc	4,213	403
Xcel Energy Inc	7,508	482
		14,147
Total Common Stock (Cost $237,386) ($ Thousands)		266,483

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 9.2%

Communication Services — 0.8%
AT&T
3.400%, 05/15/2025	$2,468	2,586
AT&T Inc
4.125%, 02/17/2026	487	529
CBS
3.500%, 01/15/2025	625	652
CCO Holdings LLC
5.000%, 02/01/2028 (B)	599	629
4.000%, 03/01/2023 (B)	596	602
Cox Communications
2.950%, 06/30/2023 (B)	173	176
CSC Holdings LLC 6.750%, 11/15/2021	125	135
Diamond Sports Group LLC 5.375%, 08/15/2026 (B)	320	336
Verizon Communications
4.862%, 08/21/2046	465	579
Vodafone Group
4.125%, 05/30/2025	884	959
3.750%, 01/16/2024	405	428
		7,611
Consumer Discretionary — 0.3%
Expedia Group
3.800%, 02/15/2028	756	801
General Motors Financial
5.100%, 01/17/2024	936	1,012
International Game Technology
6.250%, 02/15/2022 (B)	380	402
Panther BF Aggregator 2 4.375%, 05/15/2026 (B)	161	181
Time Warner Cable LLC
4.500%, 09/15/2042	245	243
4.125%, 02/15/2021	65	66
		2,705

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Consumer Staples — 0.3%
Adani Ports & Special Economic Zone
3.950%, 01/19/2022 (B)	$570	$586
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	285	374
BRF
3.950%, 05/22/2023	260	259
Kraft Heinz Foods
3.950%, 07/15/2025	50	52
Minerva Luxembourg
6.500%, 09/20/2026 (B)	233	241
Spectrum Brands
5.750%, 07/15/2025	685	712
Tyson Foods Inc
4.000%, 03/01/2026	235	256
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (B)(C)	500	23
		2,503
Energy — 1.2%
Antero Resources
5.125%, 12/01/2022	126	116
Cenovus Energy
5.700%, 10/15/2019	66	66
3.000%, 08/15/2022	36	36
Cosan Luxembourg
7.000%, 01/20/2027	250	271
Energy Transfer Operating
5.200%, 02/01/2022	465	493
4.650%, 06/01/2021	85	88
4.500%, 04/15/2024	278	298
Energy Transfer Partners
4.500%, 11/01/2023	72	77
Eni
4.250%, 05/09/2029 (B)	950	1,043
Enterprise Products Operating LLC
3.700%, 02/15/2026	810	870
Hess
4.300%, 04/01/2027	653	684
Kinder Morgan Energy Partners
4.150%, 03/01/2022	48	50
Marathon Petroleum
5.125%, 03/01/2021	47	49
Noble Energy
4.150%, 12/15/2021	710	733
3.900%, 11/15/2024	463	485
Occidental Petroleum
3.200%, 08/15/2026	130	131
2.900%, 08/15/2024	830	838
Pertamina Persero MTN
6.450%, 05/30/2044	475	627
Petroleos Mexicanos MTN
6.750%, 09/21/2047	410	390
Plains All American Pipeline
3.600%, 11/01/2024	660	678
Sabine Pass Liquefaction LLC
5.625%, 03/01/2025	649	729
5.000%, 03/15/2027	486	536
Sunoco
4.875%, 01/15/2023	586	599
Transocean Poseidon
6.875%, 02/01/2027 (B)	313	327
Western Midstream Operating
4.750%, 08/15/2028	189	191
4.500%, 03/01/2028	280	280
Williams
3.900%, 01/15/2025	176	185
		10,870

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Financials — 4.5%
ABN AMRO Bank
4.750%, 07/28/2025 (B)	$200	$218
AIB Group MTN
4.750%, 10/12/2023 (B)	325	344
4.263%, VAR ICE LIBOR USD 3 Month+1.874%, 04/10/2025 (B)	635	663
Alfa
5.250%, 03/25/2024 (B)	814	879
American Express
4.900%, VAR ICE LIBOR USD 3 Month+3.285%, 09/15/2167	364	364
Australia & New Zealand Banking Group
4.400%, 05/19/2026 (B)	200	215
Banco Santander
5.179%, 11/19/2025	200	221
3.500%, 04/11/2022	600	618
Bank of America
5.797%, VAR ICE LIBOR USD 3 Month+3.387%, 12/17/2167	39	39
Bank of America MTN
3.950%, 04/21/2025	2,163	2,309
3.124%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	1,225	1,253
Banque Federative du Credit Mutuel MTN
2.750%, 10/15/2020 (B)	475	479
Barclays
6.860%, VAR ICE LIBOR USD 6 Month+1.730%, 12/15/2167 (B)	106	123
3.684%, 01/10/2023	755	767
BB&T MTN
2.625%, 06/29/2020	407	409
BNP Paribas
2.375%, 05/21/2020	200	200
BNP Paribas MTN
4.375%, 05/12/2026 (B)	700	753
BPCE MTN
2.750%, 01/11/2023 (B)	405	413
Capital One Financial
3.300%, 10/30/2024	1,080	1,120
CIT Group
5.250%, 03/07/2025	487	545
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+4.068%, 07/30/2168	232	244
5.950%, VAR ICE LIBOR USD 3 Month+4.095%, 02/15/2168	320	326
5.875%, VAR ICE LIBOR USD 3 Month+4.059%, 09/27/2167	374	377
3.875%, 03/26/2025	1,128	1,192
Commonwealth Bank of Australia
4.500%, 12/09/2025 (B)	402	436
Compass Bank
2.875%, 06/29/2022	780	793
Cooperatieve Rabobank UA
4.375%, 08/04/2025	425	458
Credit Agricole MTN
2.750%, 06/10/2020 (B)	400	402
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600%, 01/17/2168 (B)	749	798
6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.822%, 02/21/2099 (B)	300	310

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026	$375	$416
3.800%, 06/09/2023	810	850
Discover Bank
4.682%, VAR USD Swap Semi 30/360 5 Yr Curr+1.730%, 08/09/2028	450	471
Goldman Sachs Group
5.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.623%, 02/10/2168	155	162
5.000%, VAR ICE LIBOR USD 3 Month+2.874%, 05/10/2168	259	256
3.750%, 05/22/2025	1,890	2,015
Goldman Sachs Group MTN
3.717%, VAR ICE LIBOR USD 3 Month+1.600%, 11/29/2023	660	678
Guardian Life Insurance of America
4.850%, 01/24/2077 (B)	155	201
HSBC Bank USA
4.875%, 08/24/2020	460	472
HSBC Holdings
4.292%, VAR ICE LIBOR USD 3 Month+1.348%, 09/12/2026	476	513
4.250%, 03/14/2024	1,054	1,112
ING Groep
6.875%, VAR USD Swap Semi 30/360 5 Yr Curr+5.124%, 04/16/2168	725	764
3.550%, 04/09/2024	1,000	1,048
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)	332	340
JPMorgan Chase
5.000%, VAR United States Secured Overnight Financing Rate+3.380%, 02/01/2168	687	713
JPMorgan Chase MTN
2.295%, 08/15/2021	375	376
Lincoln National
4.200%, 03/15/2022	110	115
Lloyds Banking Group
4.582%, 12/10/2025	807	847
Manufacturers & Traders Trust
2.625%, 01/25/2021	801	808
MetLife
5.700%, 06/15/2035	65	89
Morgan Stanley
5.550%, VAR ICE LIBOR USD 3 Month+3.810%, 07/15/2168	160	162
Morgan Stanley MTN
5.000%, 11/24/2025	250	282
4.350%, 09/08/2026	742	812
Nationwide Building Society
4.000%, 09/14/2026 (B)	510	521
Nationwide Financial Services
5.375%, 03/25/2021 (B)	320	333
Nationwide Mutual Insurance
9.375%, 08/15/2039 (B)	321	556
Navient
6.625%, 07/26/2021	560	599
Navient MTN
7.250%, 01/25/2022	15	16
Royal Bank of Scotland Group
8.625%, VAR USD Swap Semi 30/360 5 Yr Curr+7.598%, 09/30/2167	560	593
4.650%, VAR ICE LIBOR USD 3 Month+2.320%, 03/31/2168	500	466

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Santander Holdings USA
4.400%, 07/13/2027	$990	$1,066
Santander UK
5.000%, 11/07/2023 (B)	1,000	1,058
SBA Tower Trust
3.156%, 10/08/2020 (B)	753	755
Standard Chartered
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+6.301%, 12/29/2049	385	403
3.776%, VAR ICE LIBOR USD 3 Month+1.510%, 07/30/2168 (B)	400	329
Synchrony Financial
4.500%, 07/23/2025	931	1,000
UBS Group Funding Switzerland
4.125%, 09/24/2025 (B)	1,666	1,813
US Bancorp
5.300%, VAR ICE LIBOR USD 3 Month+2.914%, 04/15/2168	408	434
Voya Financial
5.650%, VAR ICE LIBOR USD 3 Month+3.580%, 05/15/2053	258	271
Wells Fargo MTN
3.750%, 01/24/2024	778	828
		41,811

Health Care — 0.5%
AmerisourceBergen
4.300%, 12/15/2047	600	639
Baxalta
3.600%, 06/23/2022	222	229
Cigna
4.375%, 10/15/2028	384	429
4.125%, 11/15/2025	288	313
3.750%, 07/15/2023	228	240
Gilead Sciences
2.550%, 09/01/2020	1,159	1,165
Takeda Pharmaceutical
4.400%, 11/26/2023 (B)	861	933
Zimmer Biomet Holdings
2.700%, 04/01/2020	480	481
		4,429

Industrials — 0.4%
Embraer Netherlands Finance BV
5.400%, 02/01/2027	575	649
General Electric
0.875%, 05/17/2025	314	340
Lima Metro Line 2 Finance
5.875%, 07/05/2034	475	518
4.350%, 04/05/2036 (B)	228	242
Odebrecht Finance
7.125%, 06/26/2042 (B)(C)	371	34
5.250%, 06/27/2029 (B)(C)	369	33
Rumo Luxembourg Sarl
5.875%, 01/18/2025 (B)	431	452
TransDigm
6.250%, 03/15/2026 (B)	448	483
United Technologies
3.950%, 08/16/2025	570	626
XPO Logistics
6.750%, 08/15/2024 (B)	83	89
		3,466

Information Technology — 0.7%
Broadcom
4.250%, 04/15/2026 (B)	380	391
3.875%, 01/15/2027	413	413
3.625%, 01/15/2024	193	197
3.625%, 10/15/2024 (B)	380	385

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CommScope Finance LLC
6.000%, 03/01/2026 (B)	$335	$341
5.500%, 03/01/2024 (B)	243	246
Dell International LLC
6.020%, 06/15/2026 (B)	313	353
4.420%, 06/15/2021 (B)	530	547
Hewlett Packard Enterprise
2.100%, 10/04/2019 (B)	742	742
KLA-Tencor
4.650%, 11/01/2024	691	763
Lam Research
2.800%, 06/15/2021	437	442
Seagate HDD Cayman
4.750%, 01/01/2025	343	357
Total System Services
4.000%, 06/01/2023	419	442
Western Digital Corp
4.750%, 02/15/2026	780	798
		6,417

Materials — 0.2%
DowDuPont
4.493%, 11/15/2025	710	788
4.205%, 11/15/2023	710	765
Suzano Austria GmbH
6.000%, 01/15/2029	713	790
		2,343

Real Estate — 0.0%
Host Hotels & Resorts
3.750%, 10/15/2023	13	13
Welltower
4.000%, 06/01/2025	414	445
		458

Utilities — 0.3%
Enel Chile
4.875%, 06/12/2028	689	767
Exelon Generation LLC
2.950%, 01/15/2020	626	627
Israel Electric
5.000%, 11/12/2024 (B)	581	644
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048	245	317
Terraform Global Operating LLC
6.125%, 03/01/2026 (B)	192	197
		2,552
Total Corporate Obligations (Cost $81,425) ($ Thousands)		85,165

MORTGAGE-BACKED SECURITIES — 7.2%

Agency Mortgage-Backed Obligations — 0.6%
FHLMC CMO, Ser 2012-4116, Cl LS, IO
4.005%, VAR LIBOR USD 1 Month+6.200%, 10/15/2042	1,642	366
FHLMC CMO, Ser 2016-4585, Cl DS, IO
3.805%, VAR LIBOR USD 1 Month+6.000%, 05/15/2046	1,310	288
FHLMC CMO, Ser 2017-4693, Cl SL, IO
3.955%, VAR LIBOR USD 1 Month+6.150%, 06/15/2047	2,148	444

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2017-4719, Cl JS, IO
3.955%, VAR LIBOR USD 1 Month+6.150%, 09/15/2047	$2,335	$374
FHLMC CMO, Ser 2017-4727, Cl SA, IO
4.005%, VAR LIBOR USD 1 Month+6.200%, 11/15/2047	2,420	449
FHLMC Structured Agency Credit Risk Debt
Notes, Ser 2014-HQ3, Cl M3 7.016%, VAR ICE LIBOR USD 1 Month+4.750%, 10/25/2024	467	496
FHLMC Structured Agency Credit Risk Debt
Notes, Ser 2015-DNA2, Cl M2 4.866%, VAR ICE LIBOR USD 1 Month+2.600%, 12/25/2027	196	197
FNMA CMO, Ser 2011-131, Cl ST, IO
4.395%, VAR LIBOR USD 1 Month+6.540%, 12/25/2041	1,017	218
FNMA CMO, Ser 2014-17, Cl SA, IO
3.905%, VAR LIBOR USD 1 Month+6.050%, 04/25/2044	2,794	562
FNMA CMO, Ser 2014-78, Cl SE, IO
3.955%, VAR LIBOR USD 1 Month+6.100%, 12/25/2044	1,929	353
FNMA CMO, Ser 2014-92, Cl SX, IO
3.955%, VAR LIBOR USD 1 Month+6.100%, 01/25/2045	2,267	467
FNMA CMO, Ser 2016-77, Cl DS, IO
3.855%, VAR LIBOR USD 1 Month+6.000%, 10/25/2046	1,953	354
FNMA CMO, Ser 2017-62, Cl AS, IO
4.005%, VAR LIBOR USD 1 Month+6.150%, 08/25/2047	2,250	385
FNMA CMO, Ser 2017-81, Cl SA, IO
4.055%, VAR LIBOR USD 1 Month+6.200%, 10/25/2047	2,225	459
GNMA CMO, Ser 2017-122, Cl SA, IO
4.028%, VAR LIBOR USD 1 Month+6.200%, 08/20/2047	1,672	332
		5,744

Non-Agency Mortgage-Backed Obligations — 6.6%

Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	67	63
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/01/2036	300	249
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	220	177
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	156	141
Ashford Hospitality Trust, Ser 2018-ASHF, Cl A
3.095%, VAR LIBOR USD 1 Month+0.900%, 04/15/2035 (B)	847	847
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
3.195%, VAR LIBOR USD 1 Month+1.000%, 05/15/2035 (B)	1,000	999

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
3.195%, VAR LIBOR USD 1 Month+1.000%, 11/15/2033 (B)	$1,535	$1,537
Bellemeade Re, Ser 2018-2A, Cl M1B
3.495%, VAR ICE LIBOR USD 1 Month+1.350%, 08/25/2028 (B)	285	286
Bellemeade Re, Ser 2018-3A, Cl M1B
3.995%, VAR ICE LIBOR USD 1 Month+1.850%, 10/25/2027 (B)	570	571
Bellemeade Re, Ser 2019-2A, Cl M1C
4.145%, VAR ICE LIBOR USD 1 Month+2.000%, 04/25/2029 (B)	516	515
Bellemeade Re, Ser 2019-3A, Cl M1B
3.990%, VAR ICE LIBOR USD 1 Month+1.600%, 07/25/2029 (B)	507	507
BHMS, Ser 2018-ATLS, Cl A
3.445%, VAR LIBOR USD 1 Month+1.250%, 07/15/2035 (B)	940	940
Braemar Hotels & Resorts Trust, Ser 2018- PRME, Cl A
3.015%, VAR LIBOR USD 1 Month+0.820%, 06/15/2035 (B)	750	747
BX Trust, Ser 2018-EXCL, Cl A
3.283%, VAR LIBOR USD 1 Month+1.088%, 09/15/2037 (B)	862	858
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%, 05/10/2058	625	665
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/2035 (B)	285	301
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	100	75
CHL Mortgage Pass-Through Trust, Ser 2006- 10, Cl 1A8
6.000%, 05/25/2036	160	128
CHL Mortgage Pass-Through Trust, Ser 2006- 13, Cl 1A19
6.250%, 09/25/2036	79	63
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.567%, 04/10/2046 (B)(D)	250	260
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048	779	821
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%, 11/10/2048	390	427
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%, 02/10/2049	950	1,033
COMM Mortgage Trust, Ser 2010-C1, Cl D
6.287%, 07/10/2046 (B)(D)	690	706
COMM Mortgage Trust, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (B)	668	666
COMM Mortgage Trust, Ser 2015-CR24, Cl A5
3.696%, 08/10/2048	490	533
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%, 02/10/2048	700	743

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	$920	$989
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
4.545%, VAR ICE LIBOR USD 1 Month+2.400%, 04/25/2031 (B)	549	554
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
4.445%, VAR ICE LIBOR USD 1 Month+2.300%, 08/25/2031 (B)	375	379
Connecticut Avenue Securities Trust, Ser 2019-R03, Cl 1M2
4.295%, VAR ICE LIBOR USD 1 Month+2.150%, 09/25/2031 (B)	179	180
Connecticut Avenue Securities Trust, Ser 2019-R04, Cl 2M2
4.245%, VAR ICE LIBOR USD 1 Month+2.100%, 06/25/2039 (B)	537	540
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1M2
4.145%, VAR ICE LIBOR USD 1 Month+2.000%, 07/25/2039 (B)	372	373
CSAIL Commercial Mortgage Trust, Ser 2015- C2, Cl A4
3.504%, 06/15/2057	421	451
CSAIL Commercial Mortgage Trust, Ser 2015- C3, Cl A4
3.718%, 08/15/2048	401	435
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl A4
3.808%, 11/15/2048	1,070	1,169
DBWF Mortgage Trust, Ser 2018-GLKS, Cl A
3.212%, VAR LIBOR USD 1 Month+1.030%, 11/19/2035 (B)	798	797
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
2.335%, VAR ICE LIBOR USD 1 Month+0.190%, 12/25/2036	196	105
Eagle RE, Ser 2018-1, Cl M1
3.845%, VAR ICE LIBOR USD 1 Month+1.700%, 11/25/2028 (B)	241	242
FHLMC STACR Trust, Ser 2019-DNA3, Cl M2
4.195%, VAR ICE LIBOR USD 1 Month+2.050%, 07/25/2049 (B)	86	86
FHLMC STACR Trust, Ser 2019-FTR2, Cl M2
4.345%, VAR ICE LIBOR USD 1 Month+2.150%, 11/25/2048 (B)	403	403
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M3
6.145%, VAR ICE LIBOR USD 1 Month+4.000%, 08/25/2024	634	665
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M3
6.045%, VAR ICE LIBOR USD 1 Month+3.900%, 12/25/2027	685	708
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA1, Cl M2
4.795%, VAR ICE LIBOR USD 1 Month+2.650%, 03/25/2028	143	143
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
6.795%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	900	957

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M2
5.395%, VAR ICE LIBOR USD 1 Month+3.250%, 07/25/2029	$250	$261
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA3, Cl M2
4.645%, VAR ICE LIBOR USD 1 Month+2.500%, 03/25/2030	705	713
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036	61	48
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
5.145%, VAR ICE LIBOR USD 1 Month+3.000%, 07/25/2024	330	346
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
7.145%, VAR ICE LIBOR USD 1 Month+5.000%, 11/25/2024	114	122
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
7.166%, VAR ICE LIBOR USD 1 Month+4.900%, 11/25/2024	382	415
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 2M2
6.695%, VAR ICE LIBOR USD 1 Month+4.550%, 02/25/2025	221	229
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
6.445%, VAR ICE LIBOR USD 1 Month+4.300%, 02/25/2025	781	822
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
6.145%, VAR ICE LIBOR USD 1 Month+4.000%, 05/25/2025	241	249
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
6.145%, VAR ICE LIBOR USD 1 Month+4.000%, 05/25/2025	401	422
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
7.145%, VAR ICE LIBOR USD 1 Month+5.000%, 07/25/2025	472	507
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
7.145%, VAR ICE LIBOR USD 1 Month+5.000%, 07/25/2025	424	443
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 2M2
7.695%, VAR ICE LIBOR USD 1 Month+5.550%, 04/25/2028	480	510
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
7.845%, VAR ICE LIBOR USD 1 Month+5.700%, 04/25/2028	156	169
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 2M2
9.095%, VAR ICE LIBOR USD 1 Month+6.950%, 08/25/2028	396	426
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 1M2
8.895%, VAR ICE LIBOR USD 1 Month+6.750%, 08/25/2028	594	646

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M2
8.145%, VAR ICE LIBOR USD 1 Month+6.000%, 09/25/2028	$515	$557
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
8.166%, VAR ICE LIBOR USD 1 Month+5.900%, 10/25/2028	1,025	1,104
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M2
6.595%, VAR ICE LIBOR USD 1 Month+4.450%, 01/25/2029	931	976
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M2
6.495%, VAR ICE LIBOR USD 1 Month+4.350%, 05/25/2029	562	589
FNMA Connecticut Avenue Securities, Ser 2017-C03, Cl 1M2
5.145%, VAR ICE LIBOR USD 1 Month+3.000%, 10/25/2029	450	467
Great Wolf Trust, Ser 2017-WOLF, Cl A
3.045%, VAR LIBOR USD 1 Month+0.850%, 09/15/2034 (B)	1,157	1,157
GS Mortgage Securities II, Ser 2013-KING,Cl A
2.706%, 12/10/2027 (B)	219	219
GS Mortgage Securities Trust, Ser 2013-G1,Cl A2
3.557%, 04/10/2031 (B)(D)	1,485	1,524
GS Mortgage Securities Trust, Ser 2013-G1,Cl A1
2.059%, VAR ICE LIBOR USD 1 Month0.000%, 04/10/2031 (B)	100	100
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
5.157%, 01/10/2047 (B)(D)	431	359
GS Mortgage Securities Trust, Ser 2018-GS9,Cl A4
3.992%, 03/10/2051 (D)	1,400	1,581
GS Mortgage Securities Trust, Ser BOCA, Cl A
3.395%, VAR ICE LIBOR USD 1 Month+1.200%, 06/15/2038 (B)	1,039	1,038
Home Re, Ser 2018-1, Cl M1
3.745%, VAR ICE LIBOR USD 1 Month+1.600%, 10/25/2028 (B)	417	418
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
2.395%, VAR ICE LIBOR USD 1 Month+0.250%, 03/25/2035	58	51
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%, 08/15/2047	955	1,030
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
1.005%, 09/15/2047 (D)	17,426	610
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	485	531

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	$845	$925
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP7, Cl XA, IO
1.224%, 09/15/2050 (D)	6,910	435
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl AS
3.424%, 10/15/2045 (B)	1,200	1,239
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%, 07/15/2047	900	970
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039 (D)	152	88
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049 (B)	642	647
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A5
3.892%, 06/15/2047	950	1,024
Morgan Stanley Capital I Trust, Ser 2005-IQ9, Cl D
5.000%, 07/15/2056	369	368
Morgan Stanley Capital I Trust, Ser 2015- XLF2, Cl SNMA
4.145%, VAR LIBOR USD 1 Month+1.950%, 11/15/2026 (B)	114	114
Morgan Stanley Capital I Trust, Ser 2016-UB12, Cl A4
3.596%, 12/15/2049	755	824
Oaktown Re III, Ser 2019-1A, Cl M1B
4.095%, VAR ICE LIBOR USD 1 Month+1.950%, 07/25/2029 (B)	366	367
PMT Credit Risk Transfer Trust, Ser 2019-1R, Cl A
4.241%, 03/27/2024	323	323
PMT Credit Risk Transfer Trust, Ser 2019-2R,Cl A
4.991%, VAR ICE LIBOR USD 1 Month+2.750%, 05/27/2023 (B)	530	531
Radnor RE, Ser 2019-1, Cl M1B
4.095%, VAR ICE LIBOR USD 1 Month+1.950%, 02/25/2029 (B)	333	335
Radnor RE, Ser 2019-2, Cl M1B
4.016%, VAR ICE LIBOR USD 1 Month+1.750%, 06/25/2029 (B)	530	530
Starwood Retail Property Trust, Ser 2014-STAR, Cl A
3.415%, VAR LIBOR USD 1 Month+1.220%, 11/15/2027 (B)	1,086	1,084
UBS Commercial Mortgage Trust, Ser 2017-C1, Cl A4
3.544%, 11/15/2050 (D)	1,070	1,174
UBS Commercial Mortgage Trust, Ser 2018-C10, Cl A4
4.313%, 05/15/2051	1,000	1,160

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust, Ser 2018-C8, Cl A4
3.983%, 02/15/2051	$855	$966
UBS Commercial Mortgage Trust, Ser 2018-C9, Cl A4
4.117%, 03/15/2051 (D)	1,500	1,713
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	194	199
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C
4.617%, 09/15/2048 (D)	527	552
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC25, Cl C
4.566%, 12/15/2059 (D)	370	393
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.457%, 11/15/2049 (D)	620	673
Wells Fargo Commercial Mortgage Trust, Ser 2018-C43, Cl A4
4.012%, 03/15/2051 (D)	750	847
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
7.645%, VAR ICE LIBOR USD 1 Month+5.500%, 11/25/2025 (B)	115	124
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
7.395%, VAR ICE LIBOR USD 1 Month+5.250%, 11/25/2025 (B)	359	399
Wells Fargo Mortgage-Backed Securities Trust, Ser 2007-8, Cl 2A5
5.750%, 07/25/2037	59	60
		60,737
Total Mortgage-Backed Securities (Cost $64,460) ($ Thousands)		66,481

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.3%
FFCB
2.450%, VAR Fed Res Daily Prime-2.800%, 11/23/2021 ^	4,000	4,016
2.450%, VAR Fed Res Daily Prime-2.800%, 03/14/2022 ^	2,500	2,507
2.440%, VAR Fed Res Daily Prime-2.810%, 05/20/2022 ^	2,800	2,803
2.350%, VAR United States Secured Overnight Financing Rate+0.200%, 04/22/2022 ^	4,700	4,708
2.340%, VAR US Federal Funds
Effective Rate+0.220%, 10/12/2021 ^	3,000	3,006
2.320%, VAR US Federal Funds
Effective Rate+0.200%, 06/21/2021 ^	1,000	1,000
2.199%, VAR US Treasury 3 Month Bill Money Market Yield+0.270%, 05/16/2022 ^	2,000	1,998
2.100%, 06/24/2021 ^	1,500	1,504
2.100%, 08/20/2024 ^	1,500	1,501
2.069%, VAR US Treasury 3 Month Bill Money Market Yield+0.140%, 09/17/2021 ^	3,500	3,492

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.069%, VAR US Treasury 3 Month Bill Money Market Yield+0.140%, 11/08/2021 ^	$2,000	$1,995
FHLB
2.250%, 08/05/2022 ^	3,400	3,402
2.225%, VAR United States Secured Overnight Financing Rate+0.075%, 06/11/2021 ^	1,300	1,300
2.200%, VAR United States Secured Overnight Financing Rate+0.050%, 01/22/2021 ^	1,000	1,000
2.195%, VAR United States Secured Overnight Financing Rate+0.045%, 09/28/2020 ^	1,200	1,200
2.000%, 08/21/2024 ^	1,500	1,501
FHLMC
2.520%, 04/15/2020 ^	1,500	1,501
2.000%, 08/19/2021 ^	2,700	2,698
FHLMC MTN
2.280%, VAR United States Secured Overnight Financing Rate+0.130%, 08/05/2022 ^	8,700	8,705
FNMA
2.250%, VAR United States Secured Overnight Financing Rate+0.100%, 04/30/2020 ^	1,700	1,700
2.225%, VAR United States Secured Overnight Financing Rate+0.075%, 10/30/2020 ^	4,500	4,502
2.190%, VAR United States Secured Overnight Financing Rate+0.040%, 01/29/2021 ^	2,600	2,600
Total U.S. Government Agency Obligations (Cost $58,600) ($ Thousands)		58,639

ASSET-BACKED SECURITIES — 2.2%

Automotive — 1.4%

Avis Budget Rental Car Funding AESOP LLC, Ser 2016-1A, Cl A
2.990%, 06/20/2022 (B)	438	443
Avis Budget Rental Car Funding AESOP LLC, Ser 2018-1A, Cl A
3.700%, 09/20/2024 (B)	1,000	1,056
Avis Budget Rental Car Funding AESOP LLC, Ser 2018-2A, Cl A
4.000%, 03/20/2025 (B)	1,100	1,181
Exeter Automobile Receivables Trust,
Ser 2016-1A, Cl D
8.200%, 02/15/2023 (B)	280	294
Exeter Automobile Receivables Trust, Ser 2017-3A, Cl A
2.050%, 12/15/2021 (B)	65	65
Exeter Automobile Receivables Trust, Ser 2019-3A, Cl B
2.580%, 08/15/2023 (B)	1,000	1,006
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/2023 (B)	365	391
Flagship Credit Auto Trust, Ser 2016-4, Cl D
3.890%, 11/15/2022 (B)	375	384

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Flagship Credit Auto Trust, Ser 2017-4, Cl A
2.070%, 04/15/2022 (B)	$85	$85
Flagship Credit Auto Trust, Ser 2018-3, Cl B
3.590%, 12/16/2024 (B)	705	721
Ford Credit Auto Owner Trust, Ser 2014-2, Cl A
2.310%, 04/15/2026 (B)	640	640
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
2.765%, VAR ICE LIBOR USD 1 Month+0.570%, 01/15/2022	741	742
Hertz Vehicle Financing II, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (B)	580	581
Hertz Vehicle Financing II, Ser 2015-1A, Cl B
3.520%, 03/25/2021 (B)	425	427
Hertz Vehicle Financing II, Ser 2015-3A, Cl A
2.670%, 09/25/2021 (B)	390	392
Hertz Vehicle Financing II, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (B)	760	766
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (B)	1,220	1,257
Hertz Vehicle Financing II, Ser 2019-1A, Cl A
3.710%, 03/25/2023 (B)	955	987
Hertz Vehicle Financing II, Ser 2019-2A, Cl A
3.420%, 05/25/2025 (B)	600	626
Westlake Automobile Receivables Trust, Ser 2016-3A, Cl E
5.690%, 10/16/2023 (B)	495	499
		12,543

Credit Cards — 0.3%

World Financial Network Credit Card Master Trust, Ser 2018-A, Cl A
3.070%, 12/16/2024	1,435	1,456
World Financial Network Credit Card Master Trust, Ser 2018-B, Cl M
3.810%, 07/15/2025	715	737
World Financial Network Credit Card Master Trust, Ser 2019-B, Cl M
3.040%, 04/15/2026	830	835
		3,028

Other Asset-Backed Securities — 0.5%

Consumer Loan Underlying Bond Credit Trust, Ser 2018-P1, Cl A
3.390%, 07/15/2025 (B)	267	268
Marlette Funding Trust, Ser 2017-3A, Cl B
3.010%, 12/15/2024 (B)	261	261
Marlette Funding Trust, Ser 2018-1A, Cl A
2.610%, 03/15/2028 (B)	96	96

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Marlette Funding Trust, Ser 2018-3A, Cl A
3.200%, 09/15/2028 (B)	$449	$450
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (B)	292	295
Prosper Marketplace Issuance Trust, Ser 2019-3A, Cl A
3.190%, 07/15/2025 (B)	477	479
SoFi Consumer Loan Program LLC, Ser 2016- 2A, Cl A
3.090%, 10/27/2025 (B)	64	64
SoFi Consumer Loan Program LLC, Ser 2016- 3, Cl A
3.050%, 12/26/2025 (B)	132	133
SoFi Consumer Loan Program LLC, Ser 2017- 2, Cl A
3.280%, 02/25/2026 (B)	151	152
SoFi Consumer Loan Program LLC, Ser 2017- 5, Cl A2
2.780%, 09/25/2026 (B)	696	698
SoFi Consumer Loan Program LLC, Ser 2017- 6, Cl A2
2.820%, 11/25/2026 (B)	1,090	1,095
SoFi Consumer Loan Program Trust, Ser 2018-3, Cl A2
3.670%, 08/25/2027 (B)	495	503
		4,494
Total Asset-Backed Securities (Cost $19,667) ($ Thousands)		20,065

SOVEREIGN DEBT — 1.0%

Egypt Government International Bond MTN
6.125%, 01/31/2022 (B)	251	260
Japanese Government CPI Linked Bond
0.100%, 03/10/2027	JPY 416,799	4,090
Malaysia Government Bond
3.882%, 03/10/2022	MYR 5,183	1,254
South Africa Government Bond
8.000%, 01/31/2030	ZAR 53,965	3,329
Total Sovereign Debt (Cost $8,912) ($ Thousands)		8,933
Total Investments in Securities — 121.5% (Cost $1,085,376) ($ Thousands)		$1,125,314

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT— (12.8)%

Communication Services — (0.6)%

AMC Networks Inc, Cl A *	(900)	$(44)
Cable One Inc	(100)	(130)
CBS Corp, Cl B	(4,100)	(172)
Charter Communications Inc, Cl A *	(2,100)	(860)
Comcast Corp, Cl A	(54,500)	(2,412)
Discovery Inc, Cl A *	(2,200)	(61)
Discovery Inc, Cl C *	(4,900)	(128)
DISH Network Corp, Cl A *	(3,200)	(107)
Fox Corp	(7,401)	(245)
Interpublic Group of Cos Inc/The	(5,100)	(101)
John Wiley & Sons Inc, Cl A	(1,100)	(49)
Liberty Broadband Corp, Cl C *	(1,500)	(158)
Liberty Latin America Ltd, Cl C *	(2,600)	(43)
Liberty Media Corp-Liberty SiriusXM, Cl A *	(1,300)	(53)
Liberty Media Corp-Liberty SiriusXM, Cl C *	(2,000)	(82)
Meredith Corp	(1,000)	(44)
New York Times Co/The, Cl A	(2,100)	(61)
News Corp	(4,200)	(59)
News Corp, Cl A	(4,700)	(65)
Nexstar Media Group Inc, Cl A	(700)	(69)
Omnicom Group Inc	(3,300)	(251)
Sinclair Broadcast Group Inc, Cl A	(900)	(40)
Sirius XM Holdings Inc	(18,500)	(114)
TEGNA Inc	(2,800)	(40)
Tribune Media Co, Cl A	(1,400)	(65)
		(5,453)

Consumer Discretionary — (8.5)%

Aaron’s Inc	(1,100)	(71)
Acushnet Holdings Corp	(2,200)	(57)
Adient PLC	(8,829)	(178)
Adtalem Global Education Inc *	(1,453)	(62)
Advance Auto Parts Inc	(871)	(120)
Amazon.com Inc *	(3,666)	(6,512)
American Axle & Manufacturing Holdings Inc *	(10,843)	(69)
American Eagle Outfitters Inc	(1,500)	(25)
American Outdoor Brands Corp *	(4,200)	(25)
Aptiv PLC	(24,603)	(2,046)
Aramark	(7,658)	(313)
AutoZone Inc *	(291)	(321)
Bed Bath & Beyond Inc	(2,673)	(26)
Best Buy Co Inc	(2,957)	(188)
BJ’s Restaurants Inc	(900)	(33)
Bloomin’ Brands Inc	(3,620)	(65)
Booking Holdings Inc *	(615)	(1,209)
BorgWarner Inc	(21,489)	(701)
Boyd Gaming Corp	(2,119)	(51)
Bright Horizons Family Solutions Inc *	(1,921)	(317)
Brinker International Inc	(823)	(31)
Brunswick Corp/DE	(4,247)	(198)
Burlington Stores Inc *	(816)	(165)
Caesars Entertainment Corp *	(13,857)	(160)
Callaway Golf Co	(5,767)	(102)
Capri Holdings Ltd *	(7,510)	(198)
Career Education Corp *	(2,800)	(57)
CarMax Inc *	(1,807)	(150)
Carnival Corp, Cl A	(12,389)	(546)
Carter’s Inc	(2,466)	(226)
Carvana Co, Cl A *	(900)	(73)
Cavco Industries Inc *	(500)	(92)
Century Communities Inc *	(600)	(17)
Cheesecake Factory Inc/The	(1,766)	(67)
Chegg Inc *	(3,700)	(147)
Chipotle Mexican Grill Inc, Cl A *	(760)	(637)
Choice Hotels International Inc	(1,402)	(128)
Churchill Downs Inc	(954)	(118)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Columbia Sportswear Co	(1,748)	$(164)
Cooper Tire & Rubber Co	(4,992)	(117)
Cooper-Standard Holdings Inc *	(1,749)	(65)
Core-Mark Holding Co Inc	(1,400)	(45)
Cracker Barrel Old Country Store Inc	(794)	(131)
Crocs Inc *	(3,400)	(76)
Dana Inc	(16,639)	(212)
Darden Restaurants Inc	(3,884)	(470)
Dave & Buster’s Entertainment Inc	(1,463)	(63)
Deckers Outdoor Corp *	(1,508)	(222)
Dick’s Sporting Goods Inc	(1,500)	(51)
Dine Brands Global Inc	(800)	(56)
Dollar General Corp	(3,435)	(536)
Dollar Tree Inc *	(2,673)	(271)
Domino’s Pizza Inc	(1,279)	(290)
Dorman Products Inc *	(2,648)	(188)
DR Horton Inc	(16,623)	(822)
Dunkin’ Brands Group Inc	(2,382)	(196)
eBay Inc	(12,250)	(494)
Eldorado Resorts Inc *	(2,107)	(81)
Etsy Inc *	(1,300)	(69)
Expedia Group Inc	(2,109)	(274)
Five Below Inc *	(600)	(74)
Foot Locker Inc	(1,320)	(48)
Ford Motor Co	(402,899)	(3,695)
Fossil Group Inc *	(1,771)	(23)
Fox Factory Holding Corp *	(3,678)	(265)
frontdoor Inc *	(3,100)	(159)
Gap Inc/The	(3,496)	(55)
Garmin Ltd	(6,029)	(492)
General Motors Co	(130,849)	(4,853)
Gentex Corp	(26,296)	(699)
Gentherm Inc *	(3,054)	(112)
Genuine Parts Co	(2,142)	(193)
G-III Apparel Group Ltd *	(2,227)	(46)
Goodyear Tire & Rubber Co/The	(26,298)	(302)
GoPro Inc, Cl A *	(8,151)	(32)
Graham Holdings Co, Cl B	(89)	(63)
Grand Canyon Education Inc *	(1,355)	(170)
Groupon Inc, Cl A *	(11,000)	(27)
GrubHub Inc *	(1,068)	(63)
H&R Block Inc	(5,803)	(141)
Hanesbrands Inc	(18,759)	(256)
Harley-Davidson Inc	(16,143)	(515)
Hasbro Inc	(5,999)	(663)
Helen of Troy Ltd *	(1,388)	(213)
Hilton Grand Vacations Inc *	(4,000)	(135)
Hilton Worldwide Holdings Inc	(7,878)	(728)
Home Depot Inc/The	(13,189)	(3,006)
Hyatt Hotels Corp, Cl A	(1,506)	(109)
Installed Building Products Inc *	(1,522)	(87)
International Game Technology PLC	(3,822)	(46)
iRobot Corp *	(1,653)	(102)
Jack in the Box Inc	(587)	(50)
K12 Inc *	(1,700)	(45)
KB Home	(5,023)	(141)
Kohl’s Corp	(1,861)	(88)
Kontoor Brands Inc	(2,313)	(79)
L Brands Inc	(2,933)	(48)
Las Vegas Sands Corp	(10,497)	(582)
Laureate Education Inc, Cl A *	(4,000)	(73)
La-Z-Boy Inc, Cl Z	(1,909)	(61)
LCI Industries	(2,413)	(205)
Lear Corp	(6,761)	(759)
Leggett & Platt Inc	(6,412)	(238)
Lennar Corp, Cl A	(14,635)	(746)
Lennar Corp, Cl B	(601)	(24)
LGI Homes Inc *	(828)	(68)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Lithia Motors Inc, Cl A	(500)	$(66)
LKQ Corp *	(3,552)	(93)
Lowe’s Cos Inc	(9,349)	(1,049)
Lululemon Athletica Inc *	(5,631)	(1,040)
M/I Homes Inc *	(800)	(29)
Macy’s Inc	(3,807)	(56)
Malibu Boats Inc, Cl A *	(1,000)	(28)
Marriott International Inc/MD, Cl A	(8,556)	(1,079)
Marriott Vacations Worldwide Corp	(1,289)	(127)
Mattel Inc *	(18,587)	(182)
McDonald’s Corp	(22,259)	(4,852)
MDC Holdings Inc	(3,087)	(119)
Meritage Homes Corp *	(1,597)	(104)
MGM Resorts International	(15,748)	(442)
Modine Manufacturing Co *	(4,672)	(48)
Mohawk Industries Inc *	(3,477)	(413)
Monro Inc	(600)	(47)
Movado Group Inc	(1,300)	(28)
Newell Brands Inc	(20,439)	(339)
NIKE Inc, Cl B	(65,114)	(5,502)
Nordstrom Inc	(1,346)	(39)
Norwegian Cruise Line Holdings Ltd *	(6,453)	(327)
NVR Inc *	(173)	(623)
Ollie’s Bargain Outlet Holdings Inc *	(800)	(44)
O’Reilly Automotive Inc *	(999)	(383)
Oxford Industries Inc	(1,124)	(78)
Papa John’s International Inc	(1,000)	(50)
Penn National Gaming Inc *	(3,076)	(59)
Planet Fitness Inc, Cl A *	(2,563)	(181)
Polaris Inc	(3,414)	(280)
Pool Corp	(350)	(69)
PulteGroup Inc	(13,848)	(468)
PVH Corp	(4,006)	(304)
Qurate Retail Inc *	(4,910)	(53)
Ralph Lauren Corp, Cl A	(3,060)	(270)
Red Rock Resorts Inc, Cl A	(1,887)	(39)
Roku Inc, Cl A *	(3,751)	(568)
Ross Stores Inc	(4,198)	(445)
Royal Caribbean Cruises Ltd	(5,475)	(571)
Scientific Games Corp, Cl A *	(1,622)	(30)
SeaWorld Entertainment Inc *	(1,700)	(49)
Service Corp International/US	(5,933)	(275)
ServiceMaster Global Holdings Inc *	(4,384)	(250)
Shake Shack Inc, Cl A *	(900)	(89)
Shutterfly Inc *	(700)	(36)
Shutterstock Inc *	(1,400)	(49)
Six Flags Entertainment Corp	(2,448)	(145)
Skechers U.S.A. Inc, Cl A *	(7,567)	(240)
Skyline Champion Corp *	(2,200)	(62)
Sotheby’s *	(641)	(37)
Standard Motor Products Inc	(1,605)	(71)
Starbucks Corp	(34,554)	(3,337)
Steven Madden Ltd	(4,261)	(142)
Stoneridge Inc *	(3,422)	(105)
Strategic Education Inc	(689)	(117)
Sturm Ruger & Co Inc	(800)	(33)
Tapestry Inc	(14,818)	(306)
Target Corp	(6,185)	(662)
Taylor Morrison Home Corp, Cl A *	(6,467)	(154)
Tempur Sealy International Inc *	(2,589)	(200)
Tenneco Inc, Cl A	(4,756)	(41)
Tesla Inc *	(14,318)	(3,230)
Texas Roadhouse Inc, Cl A	(1,772)	(91)
Thor Industries Inc	(4,933)	(226)
Tiffany & Co	(1,209)	(103)
TJX Cos Inc/The	(13,550)	(745)
Toll Brothers Inc	(8,058)	(292)
TopBuild Corp *	(1,630)	(151)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Tower International Inc	(773)	$(24)
Tractor Supply Co	(1,571)	(160)
TRI Pointe Group Inc *	(7,741)	(108)
Tupperware Brands Corp	(2,948)	(38)
Ulta Beauty Inc *	(743)	(177)
Under Armour Inc, Cl A *	(9,754)	(182)
Under Armour Inc, Cl C *	(9,914)	(168)
Universal Electronics Inc *	(1,200)	(54)
Urban Outfitters Inc *	(1,300)	(30)
Vail Resorts Inc	(1,348)	(319)
VF Corp	(16,591)	(1,360)
Vista Outdoor Inc *	(3,900)	(22)
Visteon Corp *	(2,629)	(181)
Wayfair Inc, Cl A *	(724)	(82)
Wendy’s Co/The	(6,872)	(151)
Whirlpool Corp	(3,308)	(460)
William Lyon Homes, Cl A *	(100)	(2)
Williams-Sonoma Inc	(1,671)	(110)
Wingstop Inc	(1,100)	(110)
Winnebago Industries Inc	(2,597)	(83)
Wolverine World Wide Inc	(5,626)	(146)
Wyndham Destinations Inc	(3,515)	(156)
Wyndham Hotels & Resorts Inc	(3,605)	(185)
Wynn Resorts Ltd	(2,791)	(307)
YETI Holdings Inc *	(2,000)	(57)
Yum China Holdings Inc	(10,496)	(477)
Yum! Brands Inc	(8,807)	(1,028)
		(78,912)

Information Technology — (2.3)%

Advanced Micro Devices Inc *	(8,654)	(272)
Amphenol Corp, Cl A	(3,099)	(271)
Analog Devices Inc	(3,515)	(386)
Apple Inc	(32,135)	(6,708)
Applied Materials Inc	(8,573)	(412)
Arista Networks Inc *	(656)	(149)
Arrow Electronics Inc *	(1,498)	(104)
Avnet Inc	(1,173)	(49)
Broadcom Inc	(3,344)	(945)
CDW Corp/DE	(1,902)	(220)
Ciena Corp *	(900)	(37)
Cisco Systems Inc	(38,217)	(1,789)
Cognex Corp	(1,800)	(81)
Coherent Inc *	(500)	(72)
CommScope Holding Co Inc *	(2,119)	(23)
Corning Inc	(6,511)	(181)
Cree Inc *	(450)	(19)
Cypress Semiconductor Corp	(2,400)	(55)
Dell Technologies Inc, Cl C *	(2,044)	(105)
Dolby Laboratories Inc, Cl A	(1,116)	(69)
Entegris Inc	(600)	(26)
ePlus Inc *	(700)	(57)
F5 Networks Inc *	(603)	(78)
Finisar Corp *	(2,400)	(54)
First Solar Inc *	(1,011)	(63)
FLIR Systems Inc	(1,019)	(50)
Hewlett Packard Enterprise Co	(13,264)	(183)
HP Inc	(14,711)	(269)
Intel Corp	(37,023)	(1,755)
IPG Photonics Corp *	(131)	(16)
Jabil Inc	(1,578)	(45)
Juniper Networks Inc	(4,266)	(99)
Keysight Technologies Inc *	(1,747)	(169)
KLA Corp	(1,598)	(236)
Lam Research Corp	(1,270)	(267)
Littelfuse Inc	(200)	(31)
Lumentum Holdings Inc *	(300)	(17)
Marvell Technology Group Ltd	(4,164)	(100)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Maxim Integrated Products Inc	(2,354)	$(128)
Microchip Technology Inc	(1,953)	(169)
Micron Technology Inc *	(9,179)	(416)
MKS Instruments Inc	(424)	(33)
Monolithic Power Systems Inc	(478)	(72)
Motorola Solutions Inc	(1,529)	(277)
National Instruments Corp	(1,000)	(42)
NCR Corp *	(2,623)	(83)
NetApp Inc	(2,860)	(137)
NETGEAR Inc *	(1,016)	(35)
NVIDIA Corp	(4,752)	(796)
NXP Semiconductors NV	(128)	(13)
ON Semiconductor Corp *	(5,277)	(94)
PC Connection Inc	(1,600)	(56)
Pure Storage Inc, Cl A *	(1,900)	(31)
Qorvo Inc *	(794)	(57)
QUALCOMM Inc	(9,575)	(745)
Semtech Corp *	(300)	(13)
Skyworks Solutions Inc	(1,205)	(91)
SYNNEX Corp	(400)	(33)
Tech Data Corp *	(611)	(57)
Teradyne Inc	(1,766)	(94)
Texas Instruments Inc	(8,882)	(1,099)
Trimble Inc *	(2,026)	(76)
Universal Display Corp	(378)	(78)
Versum Materials Inc	(1,000)	(52)
ViaSat Inc *	(903)	(72)
Western Digital Corp	(3,083)	(177)
Xerox Holdings Corp	(3,101)	(90)
Xilinx Inc	(2,204)	(229)
Zebra Technologies Corp, Cl A *	(650)	(133)

		(20,940)

Materials — (1.4)%
Air Products & Chemicals Inc	(3,579)	(809)
Albemarle Corp	(1,760)	(109)
Alcoa Corp *	(3,360)	(60)
Allegheny Technologies Inc *	(1,250)	(25)
Amcor PLC	(450)	(4)
AptarGroup Inc	(1,210)	(148)
Ashland Global Holdings Inc	(1,049)	(77)
Avery Dennison Corp	(1,732)	(200)
Axalta Coating Systems Ltd *	(2,573)	(74)
Balchem Corp	(700)	(62)
Ball Corp	(5,772)	(464)
Berry Global Group Inc *	(1,898)	(74)
Cabot Corp	(447)	(18)
Carpenter Technology Corp	(1,200)	(58)
Celanese Corp, Cl A	(2,171)	(246)
CF Industries Holdings Inc	(3,297)	(159)
Chemours Co/The	(2,701)	(38)
Cleveland-Cliffs Inc	(2,208)	(18)
Commercial Metals Co	(3,000)	(47)
Corteva Inc	(12,732)	(373)
Crown Holdings Inc *	(2,537)	(167)
Domtar Corp	(1,200)	(40)
Dow Inc	(11,965)	(510)
DuPont de Nemours Inc	(12,232)	(831)
Eagle Materials Inc	(858)	(72)
Eastman Chemical Co	(2,770)	(181)
Ecolab Inc	(4,470)	(922)
Element Solutions Inc *	(4,300)	(40)
Ferro Corp *	(2,400)	(24)
FMC Corp	(2,067)	(178)
Freeport-McMoRan Inc, Cl B	(21,575)	(198)
Graphic Packaging Holding Co	(5,548)	(77)
Huntsman Corp	(3,581)	(71)
Ingevity Corp *	(424)	(32)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
International Flavors & Fragrances Inc	(1,549)	$(170)
International Paper Co	(7,581)	(296)
Linde PLC	(9,066)	(1,713)
Louisiana-Pacific Corp	(2,974)	(72)
LyondellBasell Industries NV, Cl A	(4,881)	(378)
Martin Marietta Materials Inc	(1,006)	(255)
Mosaic Co/The	(4,861)	(89)
NewMarket Corp	(200)	(95)
Newmont Goldcorp Corp	(13,533)	(540)
Nucor Corp	(5,067)	(248)
Olin Corp	(2,068)	(35)
Owens-Illinois Inc	(2,220)	(23)
Packaging Corp of America	(1,498)	(151)
PolyOne Corp	(1,600)	(51)
PPG Industries Inc	(4,088)	(453)
Quaker Chemical Corp	(300)	(48)
Reliance Steel & Aluminum Co	(1,302)	(127)
Royal Gold Inc	(1,540)	(205)
RPM International Inc	(2,464)	(167)
Scotts Miracle-Gro Co/The, Cl A	(1,000)	(106)
Sealed Air Corp	(2,148)	(86)
Sensient Technologies Corp	(1,000)	(65)
Sherwin-Williams Co/The	(1,380)	(727)
Sonoco Products Co	(2,200)	(126)
Southern Copper Corp	(2,179)	(69)
Steel Dynamics Inc	(3,346)	(90)
Trinseo SA	(932)	(33)
United States Steel Corp	(2,300)	(26)
Valvoline Inc	(3,659)	(83)
Vulcan Materials Co	(2,428)	(343)
Westlake Chemical Corp	(425)	(25)
Westrock Co	(3,794)	(130)
WR Grace & Co	(577)	(39)

		(13,470)
Total Common Stock Sold Short (Proceeds $112,812) ($ Thousands)		(118,775)

Total Investments Sold Short — (12.8)% (Proceeds $112,812) ($ Thousands)		$(118,775)

	Contracts

PURCHASED OPTIONS *^(E) — 0.1%
Total Purchased Options (Cost $184) ($ Thousands)	285	$518

WRITTEN OPTIONS *^(E) — 0.0%
Total Written Options (Premiums Received $69) ($ Thousands)	(428)	$(212)

A list of the open option contracts held by the Fund at August 31, 2019 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.1%

Put Options
December 2019, Silver*^	10	$917	$16.00	11/16/19	$4

Call Options
December 2019, Corn Future*^	32	592	410.00	11/16/19	5
December 2019, Cotton*^	25	735	62.00	11/16/19	14
December 2019, Copper*^	54	3,445	290.00	11/16/19	16
January 2020, Nickel LME Future*^	44	4,724	17,000.00	01/18/20	478
October 2019, Sugar No.11 Future*^	120	1,497	12.25	09/21/19	1

		10,993			514

Total Purchased Options		$11,910			$518

WRITTEN OPTIONS — 0.0%

Put Options
December 2019, Cotton*^	(25)	$(736)	55.00	11/16/19	$(11)
October 2019, Sugar No.11 Future*^	(120)	(1,497)	10.50	09/21/19	(5)

		(2,233)			(16)

Call Options
December 2019, Copper*^	(54)	(3,444)	320.00	11/16/19	(3)
January 2020, Nickel LME Future*^	(44)	(4,724)	20,000.00	01/18/20	(180)
December 2019, Silver*^	(5)	(459)	20.00	11/16/19	(11)
November 2019, Soy Bean Future*^	(60)	(2,607)	1,200.00	10/28/19	(1)
October 2019, Sugar No.11 Future*^	(120)	(1,497)	15.00	09/21/19	(1)

		(12,731)			(196)

Total Written Options		$(14,964)			$(212)

A list of the open futures contracts held by the Fund at August 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brent Crude^	49	Nov-2019	$2,886	$2,838	$(48)
Brent Crude^	129	Oct-2019	8,561	7,643	(918)
Coffee C^	7	Dec-2019	250	254	4
Coffee C^	49	Dec-2019	1,833	1,780	(53)
Copper^	150	Dec-2019	9,746	9,568	(178)
Corn^	329	Dec-2019	6,133	6,082	(51)
Cotton No. 2^	37	Dec-2019	1,218	1,088	(130)
Cotton No. 2^	(46)	Dec-2019	(1,544)	(1,353)	191
Feeder Cattle^	5	Jan-2020	349	321	(28)
Feeder Cattle^	18	Oct-2019	1,271	1,177	(94)
Gasoline^	112	Oct-2019	7,311	7,196	(115)
Gasoline^	(26)	Oct-2019	(1,692)	(1,641)	51
Gold^	109	Dec-2019	15,198	16,670	1,472
ICE White Sugar^	51	Nov-2019	828	794	(34)
Japanese 10-Year Government Bond E-MINI	(30)	Sep-2019	(4,245)	(4,387)	(47)
KC HRW Wheat^	(115)	Dec-2019	(2,428)	(2,284)	144
KC HRW Wheat^	38	Dec-2019	799	755	(44)
Lean Hogs^	46	Oct-2019	1,260	1,169	(91)
Lean Hogs^	12	Dec-2019	363	304	(59)
Lean Hogs^	(31)	Oct-2019	(793)	(788)	5
Live Cattle^	61	Nov-2019	2,491	2,414	(77)
Live Cattle^	(30)	Nov-2019	(1,309)	(1,187)	122
LME Lead^	27	Dec-2019	1,397	1,362	(35)
LME Nickel^	(6)	Jan-2020	(594)	(643)	(49)
LME Nickel^	1	Jan-2020	107	107	–
LME Nickel^	29	Nov-2019	2,715	3,122	407
LME Nickel^	7	Dec-2019	669	751	82
LME Primary Aluminum^	(45)	Nov-2019	(2,000)	(1,970)	30
LME Primary Aluminum^	71	Nov-2019	3,148	3,108	(40)
LME Zinc^	16	Nov-2019	914	884	(30)
LME Zinc^	62	Dec-2019	3,652	3,416	(236)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Low Sulphur Gasoil^	49	Nov-2019	$2,772	$2,741	$(31)
Low Sulphur Gasoil^	38	Nov-2019	2,114	2,126	12
MSCI EAFE Index	(150)	Sep-2019	(14,208)	(13,829)	379
Natural Gas^	19	Sep-2019	427	434	7
Natural Gas^	259	Oct-2019	5,738	6,019	281
NY Harbor ULSD^	(26)	Oct-2019	(2,015)	(2,009)	6
NYMEX Cocoa^	97	Dec-2019	2,148	2,155	7
Palladium^	4	Dec-2019	575	616	41
Platinum^	70	Nov-2019	2,895	3,261	366
S&P 500 Index E-MINI	(189)	Sep-2019	(27,379)	(27,639)	(260)
Silver^	61	Dec-2019	5,022	5,594	572
Soybean^	26	Nov-2019	1,126	1,130	4
Soybean^	97	Nov-2019	4,370	4,215	(155)
Soybean Meal^	229	Dec-2019	7,050	6,762	(288)
Soybean Oil^	161	Dec-2019	2,732	2,783	51
Soybean Oil^	140	Dec-2019	2,456	2,420	(36)
Sugar No. 11^	271	Sep-2019	3,735	3,381	(354)
U.S. 2-Year Treasury Note	(193)	Jan-2020	(41,683)	(41,711)	(28)
U.S. 5-Year Treasury Note	(21)	Jan-2020	(2,523)	(2,519)	4
U.S. 10-Year Treasury Note	(351)	Dec-2019	(46,220)	(46,233)	(13)
U.S. Ultra Long Treasury Bond	5	Dec-2019	991	987	(4)
Ultra 10-Year U.S. Treasury Note	(6)	Dec-2019	(871)	(867)	4
Wheat^	(2)	Mar-2020	(47)	(47)	–
Wheat^	96	Dec-2019	2,326	2,220	(106)
WTI Crude Oil^	20	Oct-2019	1,083	1,098	15
WTI Crude Oil^	130	Oct-2019	7,164	7,136	(28)

			$(21,727)	$(21,226)	$597

A list of the open forward foreign currency contracts held by the Fund at August 31, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	09/18/19	ZAR	10,152	USD	656	$(12)
Barclays PLC	09/04/19	BRL	2,830	USD	678	(7)
Barclays PLC	10/02/19	USD	677	BRL	2,830	7
Barclays PLC	10/10/19	USD	3,964	EUR	3,506	(92)
Barclays PLC	10/24/19	INR	84,273	USD	1,171	3
BNP Paribas	09/09/19	NZD	1,401	USD	928	44
BNP Paribas	09/12/19	PEN	12,657	USD	3,839	112
Brown Brothers Harriman	09/20/19	USD	272	NOK	2,325	(17)
Brown Brothers Harriman	10/10/19	EUR	211	USD	235	1
Brown Brothers Harriman	10/10/19	USD	406	EUR	365	(3)
Brown Brothers Harriman	10/11/19	USD	951	HUF	274,503	(35)
Brown Brothers Harriman	10/18/19	GBP	668	USD	820	4
Citigroup	09/12/19	USD	1,003	COP	3,452,065	5
Citigroup	09/12/19	USD	2,926	PEN	9,635	(89)
Citigroup	09/19/19	CAD	1,466	USD	1,121	17
Citigroup	10/11/19	HUF	275,780	USD	943	23
Citigroup	10/24/19	USD	1,231	INR	85,446	(47)
Deutsche Bank	09/18/19	ZAR	9,095	USD	625	27
HSBC	09/17/19	JPY	447,010	USD	4,128	(89)
HSBC	09/18/19	ZAR	14,889	USD	973	(5)
JPMorgan Chase Bank	09/11/19	TWD	30,540	USD	971	(3)
JPMorgan Chase Bank	09/19/19	CAD	1,377	USD	1,037	—
Morgan Stanley	09/18/19	ZAR	16,106	USD	1,128	70
Morgan Stanley	09/19/19	CAD	1,329	USD	1,010	9
Morgan Stanley	10/11/19	USD	2,196	PLN	8,337	(95)
RBS	09/12/19	USD	921	PEN	3,030	(28)
RBS	10/10/19	EUR	5,115	USD	5,778	127
Standard Bank	09/11/19	USD	991	TWD	30,517	(17)
UBS	09/04/19	USD	749	BRL	2,830	(65)

						$(155)

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2019 is as follows:

Credit Default Swap
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)

CDX.HA.HY.32 Index	Buy	1.00%	Quarterly	06/20/2024	$ 7,310	$ (154)	$ (129)	$ (25)

						$ (154)	$ (129)	$ (25)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)

2.403%	3-MONTH USD - LIBOR	Quarterly	04/02/2021	USD	8,250	$ (153)	$ –	$ (153)

1.501%	6-MONTH GBP - LIBOR	Semi-Annually	03/01/2029	GBP	1,265	(128)	–	(128)

1.515%	6-MONTH GBP - LIBOR	Semi-Annually	03/01/2029	GBP	3,055	(310)	–	(310)

2.3545	3-MONTH USD - LIBOR	Quarterly	07/12/2027	USD	720	(54)	–	(54)

2.44	3-MONTH USD - LIBOR	Quarterly	04/04/2027	USD	3,640	(313)	–	(313)

1.67	3-MONTH USD - LIBOR	Quarterly	11/09/2026	USD	1,230	(28)	–	(28)

1.66	3-MONTH USD - LIBOR	Quarterly	11/08/2026	USD	1,040	(23)	–	(23)

2.1495%	3MLIBOR	Quarterly	06/04/2029	USD	5,145	(358)	–	(358)

1.487	3-MONTH USD - LIBOR	Quarterly	10/04/2026	USD	7,010	(91)	–	(91)

2.4875%	3-MONTH USD - LIBOR	Quarterly	06/09/2025	USD	1,240	(81)	–	(81)

1.9905	3-MONTH USD - LIBOR	Quarterly	04/21/2025	USD	2,040	(84)	–	(84)

SEK/STIBOR/3M/SIDE/0.00000	-0.165%	Annually	08/30/2024	SEK	170,000	(4)	–	(4)

CAD/BA/3M/CDOR/0.00000	1.6225%	Semi-Annually	08/27/2021	CAD	38,750	(12)	–	(12)

2.2875%	3-MONTH USD - LIBOR	Quarterly	05/24/2021	USD	7,210	(88)	–	(88)

3-MONTH USD - LIBOR	2.51%	Quarterly	04/18/2021	USD	1,930	(40)	–	(40)

2.293%	3-MONTH USD - LIBOR	Quarterly	08/04/2025	USD	1,833	(102)	–	(102)

2.631%	3-MONTH USD - LIBOR	Quarterly	11/10/2035	USD	1,300	(228)	–	(228)

						$ (2,097)	$ –	$ (2,097)

A list of the OTC swap agreements held by the Fund at August 31, 2019 is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)

Credit Suisse	CMBX.NA.A.6 Index	Sell	2.00%	Monthly	05/11/2063	$(1,125)	$(1)	$ (25)	$ 24

Goldman Sachs	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	196	(2)	2	(4)

Goldman Sachs	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	836	(9)	11	(20)

Deutsche Bank	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	901	(10)	9	(19)

Deutsche Bank	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	3,003	(33)	31	(64)

Deutsche Bank	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	763	(8)	10	(18)

Credit Suisse	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	22	—	—	—

Credit Suisse	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	63	(1)	1	(2)

Credit Suisse	CMBX.NA.AAA.9 Index	Buy	0.50%	Monthly	09/17/2058	2,287	(25)	28	(53)

Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2049	(528)	(50)	(42)	(8)

Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	12/31/2049	(900)	(86)	(42)	(44)

Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(778)	(75)	(54)	(21)

Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(162)	(16)	(11)	(5)

Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(29)	(3)	(2)	(1)

Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(172)	(16)	(21)	5

Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(565)	(54)	(42)	(12)

Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(217)	(21)	(14)	(7)

Citigroup	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(165)	(16)	(23)	7

Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(254)	(24)	(42)	18

Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(3)	(4)	1

Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(1,000)	(93)	(133)	40

Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(16)	(2)	(3)	1

Citigroup	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(223)	(21)	(29)	8

Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(100)	(10)	(12)	2

Citigroup	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(226)	(22)	(34)	12

JPMorgan Chase	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(143)	(14)	(14)	—

Citigroup	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(148)	(14)	(23)	9

Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(182)	(17)	(30)	13

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)

Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	$(243)	$(23)	$(36)	$13

Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(190)	(18)	(20)	2

Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(638)	(61)	(74)	13

Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(289)	(28)	(40)	12

Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(55)	(5)	(6)	1

Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(3)	(3)	—

Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(3)	(3)	—

JPMorgan Chase	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(34)	(3)	(3)	—

Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(14)	(1)	(1)	—

Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(166)	(16)	(15)	(1)

Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(750)	(72)	(60)	(12)

Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(284)	(27)	(31)	4

Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(100)	(10)	(12)	2

Citigroup	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(118)	(11)	(12)	1

Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(552)	(53)	(36)	(17)

Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(965)	(92)	(144)	52

Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(163)	(16)	(26)	10

Citigroup	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(33)	(3)	(5)	2

JPMorgan Chase	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(91)	(8)	(11)	3

Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(150)	(14)	(18)	4

Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(500)	(48)	(61)	13

Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(53)	(5)	(7)	2

Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(253)	(24)	(33)	9

Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(360)	(33)	(45)	12

Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(257)	(24)	(33)	9

Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(1,018)	(97)	(114)	17

Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(761)	(73)	(83)	10

Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(967)	(92)	(104)	12

Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(711)	(68)	(79)	11

Credit Suisse	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(4)	—	—	—

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	$(711)	$(68)	$(80)	$12
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(509)	(49)	(59)	10
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(355)	(34)	(41)	7
Credit Suisse	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(108)	(10)	(13)	3
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(224)	(21)	(29)	8
JPMorgan Chase	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(185)	(18)	(24)	6
JPMorgan Chase	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(535)	(51)	(66)	15
Goldman Sachs	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(20)	(2)	(3)	1
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(282)	(26)	(31)	5
JPMorgan Chase	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(35)	(3)	(3)	—
Citigroup	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	251	9	18	(9)
Citigroup	CMBX.NA.BBB-.9 Index	Buy	3.00%	Quarterly	09/17/2058	265	8	18	(10)
Citigroup	CMBX.NA.BBB-.9 Index	Buy	3.00%	Quarterly	09/17/2058	264	8	18	(10)
Citigroup	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	1,255	43	89	(46)
Citigroup	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	1,018	35	75	(40)
Citigroup	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	1,018	35	77	(42)
Citigroup	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	509	17	41	(24)

							$(1,704)	$(1,636)	$(68)

	Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
Macquarie Bank Limited	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD TR^	US T-BILL HIGH DISCOUNT RATE + 16.5 BPS	INDEX RETURN	Monthly	09/18/2019	USD	(956)	$3	$–	$3
Macquarie Bank Limited	BLOOMBERG COMMODITY INDEX TOTAL RETURN^	US T-BILL HIGH DISCOUNT RATE + 9 BPS	INDEX RETURN	Monthly	09/18/2019	USD	(12,298)	50	–	50
Merrill Lynch	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD TR^	US T-BILL HIGH DISCOUNT RATE + 8 BPS	INDEX RETURN	Monthly	09/18/2019	USD	(1,560)	4	–	4
Merrill Lynch	BLOOMBERG COMMODITY INDEX TOTAL RETURN^	US T-BILL HIGH DISCOUNT RATE + 12 BPS	INDEX RETURN	Monthly	09/18/2019	USD	(11,713)	47	–	47
Societe Generale	BLOOMBERG COMMODITY INDEX 2 MONTH FORWARD TR^	US T-BILL HIGH DISCOUNT RATE + 14 BPS	INDEX RETURN	Monthly	09/18/2019	USD	(1,699)	5	–	5
Societe Generale	BLOOMBERG COMMODITY INDEX TOTAL RETURN^	US T-BILL HIGH DISCOUNT RATE + 11 BPS	INDEX RETURN	Monthly	09/18/2019	USD	(7,170)	29	–	29

								$138	$–	$138

As of August 31, 2019, the Reverse Repurchase Agreements held by the Fund are listed below:

Principal Amount ($ Thousands)	Counterparty	Rate	Maturity	Value ($ Thousands)
$(19,824)	Chase Securities	2.23%	Open Ended	$(19,824)
(11,921)	Chase Securities	2.23%	Open Ended	(11,921)
(21,388)	Chase Securities	2.24%	Open Ended	(21,388)
(10,858)	Chase Securities	2.54%	Open Ended	(10,858)
(15,722)	Chase Securities	2.55%	Open Ended	(15,722)
(26,449)	HSBC	2.17%	Open Ended	(26,449)
(26,125)	HSBC	2.17%	Open Ended	(26,125)
(6,009)	HSBC	2.17%	Open Ended	(6,009)
(29,618)	HSBC	2.21%	Open Ended	(29,618)
(19,336)	HSBC	2.23%	Open Ended	(19,336)
(29,672)	HSBC	2.29%	Open Ended	(29,672)

				$(216,922)

Percentages are based on Net Assets of $926,484 ($ Thousands).

*	Non-income producing security.

^	Security, or a portion thereof, is held by the MARR Commodity Strategy Subsidiary, Ltd. as of August 31, 2019.
‡	Real Estate Investment Trust.
(A)	Zero coupon security. The rate shown on the Consolidated Schedule of Investments is the security’s effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2019, the value of these securities amounted to $62,185 ($ Thousands), representing 6.7% of the Net Assets of the Fund.

(C)	Security is in default on interest payment.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Refer to table below for details on Options Contracts.
(F)	Security, or a portion thereof, has been pledged as collateral for open swap contracts and/or reverse repurchase agreements.
(G)	Security, or a portion thereof, has been pledged as collateral for open short positions.

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CMBX — Commercial Mortgage-Backed Index

CMO — Collateralized Mortgage Obligation

COP — Colombian Peso

CPI — Consumer Price Index

EAFE — Europe, Australasia and Far East

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

HUF — Hungarian Forint

ICE— Intercontinental Exchange

INR — Indian Rupee

IO — Interest Only — face amount represents notional amount

JPY — Japanese Yen

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LME — London Metal Exchange

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NYMEX — New York Mercantile Exchange

NZD — New Zealand Dollar

OTC — Over the Counter

PEN — Peruvian Nuevo Sol

PLC — Public Limited Company

PLN — Polish Zloty

REIT — Real Estate investment Trust

S&P— Standard & Poor’s

SEK — Swedish Krona

Ser — Series

TWD — Taiwan Dollar

USD — U.S. Dollar

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of August 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$619,548	$–	$619,548
Common Stock	266,483	–	–	266,483
Corporate Obligations	–	85,165	–	85,165
Mortgage-Backed Securities	–	66,481	–	66,481
U.S. Government Agency Obligations	–	58,639	–	58,639
Asset-Backed Securities	–	20,065	–	20,065
Sovereign Debt	–	8,933	–	8,933

Total Investments in Securities	$266,483	$858,831	$–	$1,125,314

Securities Sold Short	Level 1	Level 2	Level 3	Total

Common Stock	$(118,775)	$–	$–	$(118,775)

Total Securities Sold Short	$(118,775)	$–	$–	$(118,775)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$518	$–	$–	$518
Written Options	(212)	–	–	(212)
Futures Contracts*
Unrealized Appreciation	4,257	–	–	4,257
Unrealized Depreciation	(3,660)	–	–	(3,660)
Forwards Contracts*
Unrealized Appreciation	–	449	–	449
Unrealized Depreciation	–	(604)	–	(604)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(25)	–	(25)
Interest Rate Swaps*
Unrealized Depreciation	–	(2,097)	–	(2,097)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	–	421	–	421
Unrealized Depreciation	–	(489)	–	(489)
Total Return Swaps*
Unrealized Appreciation	–	138	–	138
Reverse Repurchase Agreements	–	(216,922)	–	(216,922)

Total Other Financial Instruments	$903	$(219,129)	$–	$(218,226)

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of August 31, 2019, the Fund is the seller (“providing protection”) on a total notional amount of $19.7 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

MULTI-ASSET REAL RETURN FUND
WRITTEN CREDIT DERIVATIVE CONTRACTS		SINGLE NAME CDS	CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$—	$—	$(1,771,062)	$—	$(1,771,062)
Maximum potential amount of future payments	—	—	19,700,000	—	19,700,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)1	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET REAL RETURN FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$—	$—	$—
101-200	—	—	—	—	—	—
201-300	—	—	—	—	1,125,000	1,125,000
301-400	—	—	—	—	—	—
> than 400	—	—	—	—	18,575,000	18,575,000
Total	$—	$—	$—	$—	$19,700,000	$19,700,000

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.